UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1.

Reports to Stockholders

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Investor Class and Institutional Premium Class Semi-Annual Report September 30, 2018

Contents

Note to shareholder
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Freedom Index Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, while removing commodities and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates are expected to be fully implemented by the end of 2018.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	45.5
Fidelity Series Treasury Bill Index Fund	22.6
Fidelity Total Market Index Fund Class F	13.4
Fidelity Series Inflation-Protected Bond Index Fund	9.9
Fidelity Series Global ex U.S. Index Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	13.4%
International Equity Funds	5.7%
Bond Funds	48.4%
Inflation-Protected Bond Funds	9.9%
Short-Term Funds	22.6%

Fidelity Freedom® Index Income Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $19,348,138)	513,331	43,196,766

International Equity Funds - 5.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $14,900,066)	1,441,230	18,519,811

Bond Funds - 48.4%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,142,904	9,417,525
Fidelity U.S. Bond Index Fund Class F (a)	13,157,056	146,964,316
TOTAL BOND FUNDS
(Cost $160,573,386)		156,381,841

Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $33,329,917)	3,305,331	32,094,760

Short-Term Funds - 22.6%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $72,868,692)	7,286,869	72,868,692
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $301,020,199)		323,061,870
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,350)
NET ASSETS - 100%		$323,039,520

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$3,156,179	$314,220	$3,402,568	$--	$86,287	$(154,118)	$--
Fidelity Series Global ex U.S. Index Fund	20,722,646	3,350,868	5,030,213	--	60,815	(584,305)	18,519,811
Fidelity Series Government Money Market Fund 2.12%	87,010,072	10,442,274	97,452,346	662,829	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	17,437,302	15,695,473	1,000,243	36,757	848	(38,620)	32,094,760
Fidelity Series Long-Term Treasury Bond Index Fund	--	9,753,918	69,787	44,938	(438)	(266,168)	9,417,525
Fidelity Series Treasury Bill Index Fund	--	73,408,985	540,293	159,707	--	--	72,868,692
Fidelity Total Market Index Fund Class F	45,648,675	6,903,470	14,222,697	164,601	2,218,128	2,649,190	43,196,766
Fidelity U.S. Bond Index Fund Class F	116,416,217	38,601,975	6,098,776	1,778,977	(23,721)	(1,931,379)	146,964,316
	$290,391,091	$158,471,183	$127,816,923	$2,847,809	$2,341,919	$(325,400)	$323,061,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $301,020,199)	$323,061,870
Total Investment in Securities (cost $301,020,199)		$323,061,870
Cash		4
Receivable for investments sold		442,429
Receivable for fund shares sold		396,965
Receivable from investment adviser for expense reductions		9,137
Total assets		323,910,405
Liabilities
Payable for investments purchased	$207,467
Payable for fund shares redeemed	630,744
Transfer agent fees payable	32,674
Total liabilities		870,885
Net Assets		$323,039,520
Net Assets consist of:
Paid in capital		$299,122,580
Undistributed net investment income		539,188
Accumulated undistributed net realized gain (loss) on investments		1,336,081
Net unrealized appreciation (depreciation) on investments		22,041,671
Net Assets		$323,039,520
Investor Class:
Net Asset Value, offering price and redemption price per share ($147,328,148 ÷ 12,344,394 shares)		$11.93
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($175,711,372 ÷ 14,737,881 shares)		$11.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,838,151
Expenses
Transfer agent fees	$191,133
Independent trustees' fees and expenses	741
Total expenses before reductions	191,874
Expense reductions	(49,970)
Total expenses after reductions		141,904
Net investment income (loss)		2,696,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,341,919
Capital gain distributions from underlying funds:
Affiliated issuers	9,658
Total net realized gain (loss)		2,351,577
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(325,400)
Total change in net unrealized appreciation (depreciation)		(325,400)
Net gain (loss)		2,026,177
Net increase (decrease) in net assets resulting from operations		$4,722,424

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,696,247	$4,737,255
Net realized gain (loss)	2,351,577	392,551
Change in net unrealized appreciation (depreciation)	(325,400)	5,485,884
Net increase (decrease) in net assets resulting from operations	4,722,424	10,615,690
Distributions to shareholders from net investment income	(2,584,819)	(4,573,579)
Distributions to shareholders from net realized gain	–	(992,287)
Total distributions	(2,584,819)	(5,565,866)
Share transactions - net increase (decrease)	30,535,166	20,903,404
Total increase (decrease) in net assets	32,672,771	25,953,228
Net Assets
Beginning of period	290,366,749	264,413,521
End of period	$323,039,520	$290,366,749
Other Information
Undistributed net investment income end of period	$539,188	$427,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.63	$11.36	$11.52	$11.32	$11.13
Income from Investment Operations
Net investment income (loss)A	.10	.20	.17	.16	.17	.13
Net realized and unrealized gain (loss)	.07	.27	.28	(.15)	.26	.20
Total from investment operations	.17	.47	.45	.01	.43	.33
Distributions from net investment income	(.10)	(.19)	(.17)	(.16)	(.16)	(.12)
Distributions from net realized gain	–	(.04)	(.01)	(.01)	(.07)	(.02)
Total distributions	(.10)	(.24)B	(.18)	(.17)	(.23)	(.14)
Net asset value, end of period	$11.93	$11.86	$11.63	$11.36	$11.52	$11.32
Total ReturnC,D	1.42%	4.02%	4.02%	.10%	3.83%	2.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.08%	.07%	.08%	.08%
Expenses net of all reductions	.12%G	.12%	.08%	.07%	.08%	.08%
Net investment income (loss)	1.70%G	1.69%	1.48%	1.39%	1.49%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$147,328	$126,634	$118,421	$140,481	$244,260	$164,926
Portfolio turnover rateF	82%G	17%	52%	22%	20%H	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.043 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.61	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.10	.21	.18	.18
Net realized and unrealized gain (loss)	.08	.26	.27	(.15)
Total from investment operations	.18	.47	.45	.03
Distributions from net investment income	(.10)	(.20)	(.18)	(.15)
Distributions from net realized gain	–	(.04)	(.01)	(.01)
Total distributions	(.10)	(.24)	(.19)	(.16)
Net asset value, end of period	$11.92	$11.84	$11.61	$11.35
Total ReturnC,D	1.53%	4.07%	4.00%	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%	.09%	.05%G
Expenses net of fee waivers, if any	.07%G	.07%	.03%	.01%G
Expenses net of all reductions	.07%G	.07%	.03%	.01%G
Net investment income (loss)	1.75%G	1.74%	1.54%	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$175,711	$163,733	$145,993	$108,865
Portfolio turnover rateF	82%G	17%	52%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	42.4
Fidelity Total Market Index Fund Class F	19.5
Fidelity Series Treasury Bill Index Fund	18.4
Fidelity Series Global ex U.S. Index Fund	8.4
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.5%
International Equity Funds	8.4%
Bond Funds	45.3%
Inflation-Protected Bond Funds	8.4%
Short-Term Funds	18.4%

Fidelity Freedom® Index 2005 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $9,908,361)	267,438	22,504,885

International Equity Funds - 8.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $8,026,054)	758,019	9,740,544

Bond Funds - 45.3%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	410,015	3,378,523
Fidelity U.S. Bond Index Fund Class F (a)	4,380,638	48,931,726
TOTAL BOND FUNDS
(Cost $53,847,343)		52,310,249

Inflation-Protected Bond Funds - 8.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $10,020,327)	999,611	9,706,221

Short-Term Funds - 18.4%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $21,291,488)	2,129,149	21,291,488
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $103,093,573)		115,553,387
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,246)
NET ASSETS - 100%		$115,545,141

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$1,212,894	$63,617	$1,252,923	$--	$31,879	$(55,467)	$--
Fidelity Series Global ex U.S. Index Fund	11,171,164	1,138,911	2,319,390	--	19,042	(269,183)	9,740,544
Fidelity Series Government Money Market Fund 2.12%	27,224,733	1,940,164	29,164,897	195,571	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	5,796,442	4,462,429	541,141	11,360	512	(12,021)	9,706,221
Fidelity Series Long-Term Treasury Bond Index Fund	--	3,559,494	84,061	16,287	(829)	(96,081)	3,378,523
Fidelity Series Treasury Bill Index Fund	--	21,522,546	231,058	47,007	--	--	21,291,488
Fidelity Total Market Index Fund Class F	25,037,660	2,171,745	7,211,501	89,455	1,090,199	1,416,782	22,504,885
Fidelity U.S. Bond Index Fund Class F	42,778,527	10,303,928	3,469,803	608,680	(1,524)	(679,402)	48,931,726
	$113,221,420	$45,162,834	$44,274,774	$968,360	$1,139,279	$304,628	$115,553,387

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $103,093,573)	$115,553,387
Total Investment in Securities (cost $103,093,573)		$115,553,387
Cash		2
Receivable for investments sold		237,118
Receivable for fund shares sold		81,072
Receivable from investment adviser for expense reductions		3,438
Total assets		115,875,017
Liabilities
Payable for investments purchased	$196,511
Payable for fund shares redeemed	121,214
Transfer agent fees payable	12,151
Total liabilities		329,876
Net Assets		$115,545,141
Net Assets consist of:
Paid in capital		$101,524,940
Undistributed net investment income		892,746
Accumulated undistributed net realized gain (loss) on investments		667,641
Net unrealized appreciation (depreciation) on investments		12,459,814
Net Assets		$115,545,141
Investor Class:
Net Asset Value, offering price and redemption price per share ($60,353,303 ÷ 4,439,489 shares)		$13.59
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($55,191,838 ÷ 4,058,682 shares)		$13.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$963,111
Expenses
Transfer agent fees	$72,073
Independent trustees' fees and expenses	275
Total expenses before reductions	72,348
Expense reductions	(19,030)
Total expenses after reductions		53,318
Net investment income (loss)		909,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,139,279
Capital gain distributions from underlying funds:
Affiliated issuers	5,249
Total net realized gain (loss)		1,144,528
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	304,628
Total change in net unrealized appreciation (depreciation)		304,628
Net gain (loss)		1,449,156
Net increase (decrease) in net assets resulting from operations		$2,358,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$909,793	$1,789,880
Net realized gain (loss)	1,144,528	135,404
Change in net unrealized appreciation (depreciation)	304,628	3,048,242
Net increase (decrease) in net assets resulting from operations	2,358,949	4,973,526
Distributions to shareholders from net investment income	(352,678)	(1,657,960)
Distributions to shareholders from net realized gain	–	(480,582)
Total distributions	(352,678)	(2,138,542)
Share transactions - net increase (decrease)	327,238	19,616,925
Total increase (decrease) in net assets	2,333,509	22,451,909
Net Assets
Beginning of period	113,211,632	90,759,723
End of period	$115,545,141	$113,211,632
Other Information
Undistributed net investment income end of period	$892,746	$335,631

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$12.94	$12.45	$12.71	$12.50	$11.91
Income from Investment Operations
Net investment income (loss)A	.11	.23	.20	.20	.21	.16
Net realized and unrealized gain (loss)	.16	.47	.52	(.25)	.39	.46
Total from investment operations	.27	.70	.72	(.05)	.60	.62
Distributions from net investment income	(.04)	(.21)	(.20)	(.20)	(.33)	(.01)
Distributions from net realized gain	–	(.07)	(.03)	–B	(.06)	(.02)
Total distributions	(.04)	(.28)	(.23)	(.21)C	(.39)	(.03)
Net asset value, end of period	$13.59	$13.36	$12.94	$12.45	$12.71	$12.50
Total ReturnD,E	2.03%	5.41%	5.84%	(.40)%	4.87%	5.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.09%	.07%	.08%	.08%
Expenses net of all reductions	.12%H	.12%	.09%	.07%	.08%	.08%
Net investment income (loss)	1.57%H	1.74%	1.60%	1.58%	1.65%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$60,353	$60,299	$43,767	$50,790	$74,516	$66,401
Portfolio turnover rateG	78%H	26%	52%	28%	22%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$12.94	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.11	.24	.21	.21
Net realized and unrealized gain (loss)	.17	.46	.52	(.30)
Total from investment operations	.28	.70	.73	(.09)
Distributions from net investment income	(.04)	(.22)	(.21)	(.18)
Distributions from net realized gain	–	(.07)	(.03)	–C
Total distributions	(.04)	(.28)D	(.24)	(.19)E
Net asset value, end of period	$13.60	$13.36	$12.94	$12.45
Total ReturnF,G	2.12%	5.45%	5.90%	(.73)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.06%J	.07%	.03%	.01%J
Expenses net of all reductions	.06%J	.07%	.03%	.01%J
Net investment income (loss)	1.63%J	1.79%	1.66%	2.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$55,192	$52,913	$46,992	$28,910
Portfolio turnover rateI	78%J	26%	52%	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.066 per share.

 E Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	38.7
Fidelity Total Market Index Fund Class F	25.9
Fidelity Series Treasury Bill Index Fund	14.2
Fidelity Series Global ex U.S. Index Fund	11.2
Fidelity Series Inflation-Protected Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.9%
International Equity Funds	11.2%
Bond Funds	41.7%
Inflation-Protected Bond Funds	7.0%
Short-Term Funds	14.2%

Fidelity Freedom® Index 2010 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.9%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $59,746,326)	1,727,958	145,407,657

International Equity Funds - 11.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $49,994,474)	4,887,304	62,801,854

Bond Funds - 41.7%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,003,606	16,509,714
Fidelity U.S. Bond Index Fund Class F (a)	19,461,111	217,380,606
TOTAL BOND FUNDS
(Cost $240,578,072)		233,890,320

Inflation-Protected Bond Funds - 7.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $40,427,707)	4,046,704	39,293,495

Short-Term Funds - 14.2%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $80,045,580)	8,004,558	80,045,580
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $470,792,159)		561,438,906
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,545)
NET ASSETS - 100%		$561,402,361

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$6,128,984	$160,916	$6,172,496	$--	$174,426	$(291,830)	$--
Fidelity Series Global ex U.S. Index Fund	69,890,623	5,004,781	10,443,717	--	306,167	(1,956,000)	62,801,854
Fidelity Series Government Money Market Fund 2.12%	104,377,971	5,402,970	109,780,941	754,269	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	24,063,708	17,105,215	1,833,368	46,770	(20,372)	(21,688)	39,293,495
Fidelity Series Long-Term Treasury Bond Index Fund	--	17,316,287	335,363	79,260	(2,336)	(468,874)	16,509,714
Fidelity Series Treasury Bill Index Fund	--	80,636,930	591,350	177,212	--	--	80,045,580
Fidelity Total Market Index Fund Class F	157,960,054	7,482,977	36,024,432	566,558	11,116,011	4,873,047	145,407,657
Fidelity U.S. Bond Index Fund Class F	196,531,759	36,811,461	12,857,878	2,781,357	(46,513)	(3,058,223)	217,380,606
	$558,953,099	$169,921,537	$178,039,545	$4,405,426	$11,527,383	$(923,568)	$561,438,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $470,792,159)	$561,438,906
Total Investment in Securities (cost $470,792,159)		$561,438,906
Cash		5
Receivable for investments sold		2,197,629
Receivable for fund shares sold		282,057
Receivable from investment adviser for expense reductions		18,190
Total assets		563,936,787
Liabilities
Payable for investments purchased	$339,811
Payable for fund shares redeemed	2,137,867
Transfer agent fees payable	56,748
Total liabilities		2,534,426
Net Assets		$561,402,361
Net Assets consist of:
Paid in capital		$456,983,466
Undistributed net investment income		4,149,390
Accumulated undistributed net realized gain (loss) on investments		9,622,758
Net unrealized appreciation (depreciation) on investments		90,646,747
Net Assets		$561,402,361
Investor Class:
Net Asset Value, offering price and redemption price per share ($237,514,479 ÷ 16,342,342 shares)		$14.53
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($323,887,882 ÷ 22,282,476 shares)		$14.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,372,183
Expenses
Transfer agent fees	$341,714
Independent trustees' fees and expenses	1,364
Total expenses before reductions	343,078
Expense reductions	(101,248)
Total expenses after reductions		241,830
Net investment income (loss)		4,130,353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	11,527,383
Capital gain distributions from underlying funds:
Affiliated issuers	33,243
Total net realized gain (loss)		11,560,626
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(923,568)
Total change in net unrealized appreciation (depreciation)		(923,568)
Net gain (loss)		10,637,058
Net increase (decrease) in net assets resulting from operations		$14,767,411

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,130,353	$9,438,265
Net realized gain (loss)	11,560,626	3,283,824
Change in net unrealized appreciation (depreciation)	(923,568)	19,510,988
Net increase (decrease) in net assets resulting from operations	14,767,411	32,233,077
Distributions to shareholders from net investment income	(1,588,723)	(8,877,889)
Distributions to shareholders from net realized gain	(2,256,126)	(4,895,182)
Total distributions	(3,844,849)	(13,773,071)
Share transactions - net increase (decrease)	(8,428,068)	49,007,232
Total increase (decrease) in net assets	2,494,494	67,467,238
Net Assets
Beginning of period	558,907,867	491,440,629
End of period	$561,402,361	$558,907,867
Other Information
Undistributed net investment income end of period	$4,149,390	$1,607,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.25	$13.72	$13.03	$13.36	$13.08	$12.27
Income from Investment Operations
Net investment income (loss)A	.10	.25	.23	.20	.23	.18
Net realized and unrealized gain (loss)	.28	.65	.71	(.30)	.46	.68
Total from investment operations	.38	.90	.94	(.10)	.69	.86
Distributions from net investment income	(.04)	(.24)	(.22)	(.23)	(.35)	(.02)
Distributions from net realized gain	(.06)	(.14)	(.02)	–B	(.05)	(.04)
Total distributions	(.10)	(.37)C	(.25)D	(.23)	(.41)E	(.05)F
Net asset value, end of period	$14.53	$14.25	$13.72	$13.03	$13.36	$13.08
Total ReturnG,H	2.65%	6.62%	7.24%	(.72)%	5.36%	7.05%
Ratios to Average Net AssetsI,J
Expenses before reductions	.15%K	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%K	.12%	.09%	.08%	.08%	.09%
Expenses net of all reductions	.12%K	.12%	.09%	.08%	.08%	.09%
Net investment income (loss)	1.43%K	1.77%	1.70%	1.52%	1.72%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$237,514	$239,660	$205,267	$232,187	$480,861	$430,767
Portfolio turnover rateJ	60%K	22%	36%	22%	23%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.137 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.024 per share.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 F Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.25	$13.73	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.11	.26	.24	.27
Net realized and unrealized gain (loss)	.28	.64	.71	(.46)
Total from investment operations	.39	.90	.95	(.19)
Distributions from net investment income	(.04)	(.24)	(.23)	(.21)
Distributions from net realized gain	(.06)	(.14)	(.02)	–C
Total distributions	(.10)	(.38)	(.25)	(.21)
Net asset value, end of period	$14.54	$14.25	$13.73	$13.03
Total ReturnD,E	2.73%	6.59%	7.39%	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.06%H	.07%	.04%	.02%H
Expenses net of all reductions	.06%H	.07%	.04%	.02%H
Net investment income (loss)	1.49%H	1.82%	1.75%	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$323,888	$319,248	$286,173	$215,392
Portfolio turnover rateG	60%H	22%	36%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Class F	34.9
Fidelity Total Market Index Fund Class F	32.3
Fidelity Series Global ex U.S. Index Fund	13.9
Fidelity Series Treasury Bill Index Fund	10.1
Fidelity Series Inflation-Protected Bond Index Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund, 2.11%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.3%
International Equity Funds	13.9%
Bond Funds	37.9%
Inflation-Protected Bond Funds	5.8%
Short-Term Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $183,956,891)	4,890,223	411,512,273

International Equity Funds - 13.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $146,482,017)	13,791,773	177,224,288

Bond Funds - 37.9%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,566,866	37,630,979
Fidelity U.S. Bond Index Fund Class F (a)	39,809,146	444,668,162
TOTAL BOND FUNDS
(Cost $497,444,426)		482,299,141

Inflation-Protected Bond Funds - 5.8%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $75,584,043)	7,557,981	73,387,996

Short-Term Funds - 10.1%
Fidelity Cash Central Fund, 2.11% (b)	8	8
Fidelity Series Treasury Bill Index Fund (a)	12,823,526	128,235,260
TOTAL SHORT-TERM FUNDS
(Cost $128,235,268)		128,235,268
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,031,702,645)		1,272,658,966
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75,632)
NET ASSETS - 100%		$1,272,583,334

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	8
Total	$8

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$13,941,549	$815,494	$14,465,739	$--	$370,610	$(661,914)	$--
Fidelity Series Global ex U.S. Index Fund	181,915,405	19,686,573	19,933,427	--	(146,807)	(4,297,456)	177,224,288
Fidelity Series Government Money Market Fund 2.12%	159,390,236	13,574,275	172,964,511	1,188,195	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	41,930,197	33,866,107	2,318,635	87,660	(672)	(89,001)	73,387,996
Fidelity Series Long-Term Treasury Bond Index Fund	--	39,220,024	521,106	178,859	(3,892)	(1,064,047)	37,630,979
Fidelity Series Treasury Bill Index Fund	--	129,095,792	860,532	282,997	--	--	128,235,260
Fidelity Total Market Index Fund Class F	412,852,646	32,418,539	77,530,938	1,488,007	11,916,595	31,855,431	411,512,273
Fidelity U.S. Bond Index Fund Class F	387,717,936	81,925,478	18,718,267	5,651,177	(46,064)	(6,210,921)	444,668,162
Total	$1,197,747,969	$350,602,282	$307,313,155	$8,876,895	$12,089,770	$19,532,092	$1,272,658,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $8)	$8
Other affiliated issuers (cost $1,031,702,637)	1,272,658,958
Total Investment in Securities (cost $1,031,702,645)		$1,272,658,966
Cash		5
Receivable for investments sold		4,301,874
Receivable for fund shares sold		2,014,847
Receivable from investment adviser for expense reductions		42,347
Total assets		1,279,018,039
Liabilities
Payable for investments purchased	$2,041,624
Payable for fund shares redeemed	4,259,479
Transfer agent fees payable	133,602
Total liabilities		6,434,705
Net Assets		$1,272,583,334
Net Assets consist of:
Paid in capital		$1,015,329,850
Undistributed net investment income		8,232,819
Accumulated undistributed net realized gain (loss) on investments		8,064,344
Net unrealized appreciation (depreciation) on investments		240,956,321
Net Assets		$1,272,583,334
Investor Class:
Net Asset Value, offering price and redemption price per share ($674,688,976 ÷ 43,903,353 shares)		$15.37
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($597,894,358 ÷ 38,920,239 shares)		$15.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,789,587
Income from Fidelity Central Funds		8
Total income		8,789,595
Expenses
Transfer agent fees	$788,982
Independent trustees' fees and expenses	2,991
Total expenses before reductions	791,973
Expense reductions	(233,926)
Total expenses after reductions		558,047
Net investment income (loss)		8,231,548
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	12,089,770
Capital gain distributions from underlying funds:
Affiliated issuers	87,308
Total net realized gain (loss)		12,177,078
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	19,532,092
Total change in net unrealized appreciation (depreciation)		19,532,092
Net gain (loss)		31,709,170
Net increase (decrease) in net assets resulting from operations		$39,940,718

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,231,548	$20,647,350
Net realized gain (loss)	12,177,078	2,325,860
Change in net unrealized appreciation (depreciation)	19,532,092	59,059,272
Net increase (decrease) in net assets resulting from operations	39,940,718	82,032,482
Distributions to shareholders from net investment income	(2,840,949)	(19,558,222)
Distributions to shareholders from net realized gain	(329,859)	(3,080,301)
Total distributions	(3,170,808)	(22,638,523)
Share transactions - net increase (decrease)	38,164,561	101,046,987
Total increase (decrease) in net assets	74,934,471	160,440,946
Net Assets
Beginning of period	1,197,648,863	1,037,207,917
End of period	$1,272,583,334	$1,197,648,863
Other Information
Undistributed net investment income end of period	$8,232,819	$2,842,220

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$14.11	$13.22	$13.62	$13.31	$12.39
Income from Investment Operations
Net investment income (loss)A	.10	.27	.25	.23	.25	.20
Net realized and unrealized gain (loss)	.39	.83	.89	(.38)	.52	.75
Total from investment operations	.49	1.10	1.14	(.15)	.77	.95
Distributions from net investment income	(.03)	(.25)	(.24)	(.25)	(.41)	(.02)
Distributions from net realized gain	–B	(.04)	(.01)	–B	(.05)	(.02)
Total distributions	(.04)C	(.29)	(.25)	(.25)	(.46)	(.03)D
Net asset value, end of period	$15.37	$14.92	$14.11	$13.22	$13.62	$13.31
Total ReturnE,F	3.27%	7.82%	8.71%	(1.10)%	5.87%	7.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%I	.12%	.10%	.08%	.08%	.09%
Expenses net of all reductions	.12%I	.12%	.10%	.08%	.08%	.09%
Net investment income (loss)	1.29%I	1.81%	1.80%	1.70%	1.86%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$674,689	$637,221	$516,456	$577,905	$910,801	$828,722
Portfolio turnover rateH	49%I	17%	29%	22%	19%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.004 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$14.10	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.10	.27	.25	.28
Net realized and unrealized gain (loss)	.38	.85	.90	(.56)
Total from investment operations	.48	1.12	1.15	(.28)
Distributions from net investment income	(.04)	(.26)	(.25)	(.23)
Distributions from net realized gain	–C	(.04)	(.01)	–C
Total distributions	(.04)	(.30)	(.26)	(.23)
Net asset value, end of period	$15.36	$14.92	$14.10	$13.21
Total ReturnD,E	3.22%	7.94%	8.79%	(2.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.06%H	.07%	.04%	.02%H
Expenses net of all reductions	.06%H	.07%	.04%	.02%H
Net investment income (loss)	1.35%H	1.86%	1.85%	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$597,894	$560,428	$520,752	$330,221
Portfolio turnover rateG	49%H	17%	29%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	37.6
Fidelity U.S. Bond Index Fund Class F	31.8
Fidelity Series Global ex U.S. Index Fund	16.2
Fidelity Series Treasury Bill Index Fund	6.7
Fidelity Series Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.6%
International Equity Funds	16.2%
Bond Funds	34.8%
Inflation-Protected Bond Funds	4.7%
Short-Term Funds	6.7%

Fidelity Freedom® Index 2020 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $845,482,874)	18,910,667	1,591,332,591

International Equity Funds - 16.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $585,516,118)	53,265,099	684,456,519

Bond Funds - 34.8%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,191,168	125,175,226
Fidelity U.S. Bond Index Fund Class F (a)	120,634,111	1,347,483,025
TOTAL BOND FUNDS
(Cost $1,523,102,506)		1,472,658,251

Inflation-Protected Bond Funds - 4.7%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $203,384,417)	20,477,220	198,833,807

Short-Term Funds - 6.7%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $284,650,862)	28,465,086	284,650,862
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,442,136,777)		4,231,932,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		(259,363)
NET ASSETS - 100%		$4,231,672,667

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$47,482,685	$2,113,609	$48,633,352	$--	$1,293,723	$(2,256,665)	$--
Fidelity Series Global ex U.S. Index Fund	678,623,098	70,568,751	48,262,031	--	(249,616)	(16,223,683)	684,456,519
Fidelity Series Government Money Market Fund 2.12%	366,497,885	25,183,238	391,681,123	2,698,082	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	106,069,446	96,052,372	2,999,155	221,604	(593)	(288,263)	198,833,807
Fidelity Series Long-Term Treasury Bond Index Fund	--	129,186,155	470,698	591,319	(2,789)	(3,537,442)	125,175,226
Fidelity Series Treasury Bill Index Fund	--	285,089,226	438,364	628,183	--	--	284,650,862
Fidelity Total Market Index Fund Class F	1,544,841,749	100,623,905	218,782,929	5,549,905	13,285,782	151,364,084	1,591,332,591
Fidelity U.S. Bond Index Fund Class F	1,199,342,406	200,889,931	33,634,418	17,223,652	(139,296)	(18,975,598)	1,347,483,025
	$3,942,857,269	$909,707,187	$744,902,070	$26,912,745	$14,187,211	$110,082,433	$4,231,932,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,442,136,777)	$4,231,932,030
Total Investment in Securities (cost $3,442,136,777)		$4,231,932,030
Cash		1
Receivable for investments sold		10,620,337
Receivable for fund shares sold		9,422,656
Receivable from investment adviser for expense reductions		151,049
Total assets		4,252,126,073
Liabilities
Payable for investments purchased	$7,815,782
Payable for fund shares redeemed	12,213,695
Transfer agent fees payable	423,929
Total liabilities		20,453,406
Net Assets		$4,231,672,667
Net Assets consist of:
Paid in capital		$3,418,804,545
Undistributed net investment income		24,477,822
Accumulated undistributed net realized gain (loss) on investments		(1,404,953)
Net unrealized appreciation (depreciation) on investments		789,795,253
Net Assets		$4,231,672,667
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,781,475,007 ÷ 109,710,346 shares)		$16.24
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,450,197,660 ÷ 150,923,129 shares)		$16.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$26,587,106
Expenses
Transfer agent fees	$2,476,986
Independent trustees' fees and expenses	9,828
Total expenses before reductions	2,486,814
Expense reductions	(817,147)
Total expenses after reductions		1,669,667
Net investment income (loss)		24,917,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	14,187,211
Capital gain distributions from underlying funds:
Affiliated issuers	325,639
Total net realized gain (loss)		14,512,850
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	110,082,433
Total change in net unrealized appreciation (depreciation)		110,082,433
Net gain (loss)		124,595,283
Net increase (decrease) in net assets resulting from operations		$149,512,722

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,917,439	$69,254,977
Net realized gain (loss)	14,512,850	6,838,412
Change in net unrealized appreciation (depreciation)	110,082,433	219,825,684
Net increase (decrease) in net assets resulting from operations	149,512,722	295,919,073
Distributions to shareholders from net investment income	(8,509,416)	(66,426,677)
Distributions to shareholders from net realized gain	–	(5,015,590)
Total distributions	(8,509,416)	(71,442,267)
Share transactions - net increase (decrease)	148,116,198	428,000,426
Total increase (decrease) in net assets	289,119,504	652,477,232
Net Assets
Beginning of period	3,942,553,163	3,290,075,931
End of period	$4,231,672,667	$3,942,553,163
Other Information
Undistributed net investment income end of period	$24,477,822	$8,069,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$14.70	$13.65	$14.10	$13.72	$12.67
Income from Investment Operations
Net investment income (loss)A	.09	.29	.27	.23	.26	.22
Net realized and unrealized gain (loss)	.49	.99	1.04	(.42)	.57	.86
Total from investment operations	.58	1.28	1.31	(.19)	.83	1.08
Distributions from net investment income	(.03)	(.27)	(.25)	(.26)	(.41)	(.02)
Distributions from net realized gain	–	(.02)	(.01)	–B	(.04)	(.01)
Total distributions	(.03)	(.29)	(.26)	(.26)	(.45)	(.03)
Net asset value, end of period	$16.24	$15.69	$14.70	$13.65	$14.10	$13.72
Total ReturnC,D	3.71%	8.72%	9.68%	(1.34)%	6.18%	8.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%G	.12%	.10%	.08%	.08%	.09%
Expenses net of all reductions	.11%G	.12%	.10%	.08%	.08%	.09%
Net investment income (loss)	1.18%G	1.86%	1.88%	1.69%	1.90%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,781,475	$1,638,441	$1,295,896	$1,410,489	$2,458,061	$2,010,769
Portfolio turnover rateF	36%G	11%	20%	16%	16%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$14.70	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.10	.30	.27	.32
Net realized and unrealized gain (loss)	.47	.99	1.05	(.67)
Total from investment operations	.57	1.29	1.32	(.35)
Distributions from net investment income	(.03)	(.28)	(.26)	(.24)
Distributions from net realized gain	–	(.02)	(.01)	–C
Total distributions	(.03)	(.30)	(.27)	(.24)
Net asset value, end of period	$16.23	$15.69	$14.70	$13.65
Total ReturnD,E	3.66%	8.77%	9.75%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.06%H	.07%	.05%	.02%H
Expenses net of all reductions	.06%H	.07%	.05%	.02%H
Net investment income (loss)	1.24%H	1.91%	1.93%	3.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,450,198	$2,304,112	$1,994,180	$1,249,900
Portfolio turnover rateG	36%H	11%	20%	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	42.2
Fidelity U.S. Bond Index Fund Class F	29.3
Fidelity Series Global ex U.S. Index Fund	18.1
Fidelity Series Inflation-Protected Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Cash Central Fund, 2.11%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.2%
International Equity Funds	18.1%
Bond Funds	32.2%
Inflation-Protected Bond Funds	4.0%
Short-Term Funds	3.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,089,622,193)	21,066,440	1,772,740,928

International Equity Funds - 18.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $673,659,412)	59,333,548	762,436,091

Bond Funds - 32.2%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,124,955	124,629,628
Fidelity U.S. Bond Index Fund Class F (a)	110,129,263	1,230,143,863
TOTAL BOND FUNDS
(Cost $1,400,196,601)		1,354,773,491

Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $168,723,962)	17,123,372	166,267,938

Short-Term Funds - 3.5%
Fidelity Cash Central Fund, 2.11% (b)	1	1
Fidelity Series Treasury Bill Index Fund (a)	14,531,134	145,311,342
TOTAL SHORT-TERM FUNDS
(Cost $145,311,343)		145,311,343
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,477,513,511)		4,201,529,791
NET OTHER ASSETS (LIABILITIES) - 0.0%		(265,116)
NET ASSETS - 100%		$4,201,264,675

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$46,124,245	$3,949,789	$49,023,505	$--	$1,040,826	$(2,091,355)	$--
Fidelity Series Global ex U.S. Index Fund	685,349,266	121,647,963	27,124,760	--	(403,434)	(17,032,944)	762,436,091
Fidelity Series Government Money Market Fund 2.12%	213,104,497	24,410,358	237,514,855	1,589,134	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	67,903,098	99,393,804	689,984	165,823	3,676	(342,656)	166,267,938
Fidelity Series Long-Term Treasury Bond Index Fund	--	128,385,991	249,355	582,768	(4,516)	(3,502,492)	124,629,628
Fidelity Series Treasury Bill Index Fund	--	145,594,698	283,356	326,743	--	--	145,311,342
Fidelity Total Market Index Fund Class F	1,561,728,775	191,947,409	156,811,625	5,647,890	3,090,213	172,786,156	1,772,740,928
Fidelity U.S. Bond Index Fund Class F	1,043,505,486	214,455,895	10,785,925	15,558,254	(60,593)	(16,971,000)	1,230,143,863
	$3,617,715,367	$929,785,907	$482,483,365	$23,870,612	$3,666,172	$132,845,709	$4,201,529,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Other affiliated issuers (cost $3,477,513,510)	4,201,529,790
Total Investment in Securities (cost $3,477,513,511)		$4,201,529,791
Cash		23
Receivable for investments sold		7,955,657
Receivable for fund shares sold		11,225,964
Receivable from investment adviser for expense reductions		153,678
Total assets		4,220,865,113
Liabilities
Payable for investments purchased	$11,985,420
Payable for fund shares redeemed	7,184,674
Transfer agent fees payable	430,344
Total liabilities		19,600,438
Net Assets		$4,201,264,675
Net Assets consist of:
Paid in capital		$3,465,340,273
Undistributed net investment income		21,402,716
Accumulated undistributed net realized gain (loss) on investments		(9,494,594)
Net unrealized appreciation (depreciation) on investments		724,016,280
Net Assets		$4,201,264,675
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,024,350,214 ÷ 116,909,668 shares)		$17.32
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,176,914,461 ÷ 125,679,167 shares)		$17.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$23,539,224
Expenses
Transfer agent fees	$2,448,583
Independent trustees' fees and expenses	9,285
Total expenses before reductions	2,457,868
Expense reductions	(812,065)
Total expenses after reductions		1,645,803
Net investment income (loss)		21,893,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,666,172
Capital gain distributions from underlying funds:
Affiliated issuers	331,388
Total net realized gain (loss)		3,997,560
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	132,845,709
Total change in net unrealized appreciation (depreciation)		132,845,709
Net gain (loss)		136,843,269
Net increase (decrease) in net assets resulting from operations		$158,736,690

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,893,421	$61,864,354
Net realized gain (loss)	3,997,560	8,148,696
Change in net unrealized appreciation (depreciation)	132,845,709	204,023,909
Net increase (decrease) in net assets resulting from operations	158,736,690	274,036,959
Distributions to shareholders from net investment income	(6,858,720)	(59,481,033)
Distributions to shareholders from net realized gain	–	(3,473,804)
Total distributions	(6,858,720)	(62,954,837)
Share transactions - net increase (decrease)	431,954,747	722,009,775
Total increase (decrease) in net assets	583,832,717	933,091,897
Net Assets
Beginning of period	3,617,431,958	2,684,340,061
End of period	$4,201,264,675	$3,617,431,958
Other Information
Undistributed net investment income end of period	$21,402,716	$6,368,015

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.67	$15.50	$14.27	$14.80	$14.36	$12.99
Income from Investment Operations
Net investment income (loss)A	.09	.31	.29	.27	.30	.24
Net realized and unrealized gain (loss)	.59	1.17	1.22	(.52)	.65	1.15
Total from investment operations	.68	1.48	1.51	(.25)	.95	1.39
Distributions from net investment income	(.03)	(.29)	(.27)	(.27)	(.47)B	(.01)
Distributions from net realized gain	–	(.02)	(.01)	–C	(.04)B	(.01)
Total distributions	(.03)	(.31)	(.28)	(.28)D	(.51)	(.02)
Net asset value, end of period	$17.32	$16.67	$15.50	$14.27	$14.80	$14.36
Total ReturnE,F	4.08%	9.53%	10.67%	(1.72)%	6.73%	10.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%I	.12%	.10%	.08%	.08%	.09%
Expenses net of all reductions	.11%I	.12%	.10%	.08%	.08%	.09%
Net investment income (loss)	1.08%I	1.91%	1.97%	1.84%	2.03%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$2,024,350	$1,761,022	$1,227,802	$1,179,785	$1,723,943	$1,347,992
Portfolio turnover rateH	24%I	9%	18%	17%	15%	21%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.67	$15.50	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.10	.32	.30	.33
Net realized and unrealized gain (loss)	.58	1.17	1.22	(.79)
Total from investment operations	.68	1.49	1.52	(.46)
Distributions from net investment income	(.03)	(.30)	(.28)	(.27)
Distributions from net realized gain	–	(.02)	(.01)	–C
Total distributions	(.03)	(.32)	(.29)	(.27)
Net asset value, end of period	$17.32	$16.67	$15.50	$14.27
Total ReturnD,E	4.09%	9.58%	10.74%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.06%H	.07%	.05%	.02%H
Expenses net of all reductions	.06%H	.07%	.05%	.02%H
Net investment income (loss)	1.13%H	1.96%	2.02%	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,176,914	$1,856,410	$1,456,538	$792,922
Portfolio turnover rateG	24%H	9%	18%	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	50.6
Fidelity U.S. Bond Index Fund Class F	24.3
Fidelity Series Global ex U.S. Index Fund	21.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Inflation-Protected Bond Index Fund	0.4
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.6%
International Equity Funds	21.7%
Bond Funds	27.3%
Inflation-Protected Bond Funds	0.4%

Fidelity Freedom® Index 2030 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,613,688,261)	30,983,288	2,607,243,685

International Equity Funds - 21.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $995,797,786)	87,150,437	1,119,883,112

Bond Funds - 27.3%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,542,658	152,791,505
Fidelity U.S. Bond Index Fund Class F (a)	112,121,007	1,252,391,650
TOTAL BOND FUNDS
(Cost $1,450,215,308)		1,405,183,155

Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $20,915,642)	2,157,944	20,953,633
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,080,616,997)		5,153,263,585
NET OTHER ASSETS (LIABILITIES) - 0.0%		(293,248)
NET ASSETS - 100%		$5,152,970,337

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$59,460,652	$3,907,202	$62,061,527	$--	$1,392,663	$(2,698,990)	$--
Fidelity Series Global ex U.S. Index Fund	1,016,892,451	168,524,776	40,250,241	--	(480,471)	(24,803,403)	1,119,883,112
Fidelity Series Inflation-Protected Bond Index Fund	47,485,726	9,366,881	36,096,925	57,087	(973,465)	1,171,416	20,953,633
Fidelity Series Long-Term Treasury Bond Index Fund	--	157,356,394	291,589	711,022	(1,993)	(4,271,307)	152,791,505
Fidelity Total Market Index Fund Class F	2,318,668,430	230,048,826	198,421,109	8,348,337	2,430,410	254,517,128	2,607,243,685
Fidelity U.S. Bond Index Fund Class F	1,057,327,370	226,517,909	14,292,951	15,748,248	(81,470)	(17,079,208)	1,252,391,650
	$4,499,834,629	$795,721,988	$351,414,342	$24,864,694	$2,285,674	$206,835,636	$5,153,263,585

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,080,616,997)	$5,153,263,585
Total Investment in Securities (cost $4,080,616,997)		$5,153,263,585
Receivable for investments sold		17,939,236
Receivable for fund shares sold		11,962,483
Receivable from investment adviser for expense reductions		202,258
Total assets		5,183,367,562
Liabilities
Payable for investments purchased	$21,891,098
Payable for fund shares redeemed	7,992,238
Transfer agent fees payable	513,889
Total liabilities		30,397,225
Net Assets		$5,152,970,337
Net Assets consist of:
Paid in capital		$4,068,656,578
Undistributed net investment income		22,470,623
Accumulated undistributed net realized gain (loss) on investments		(10,803,452)
Net unrealized appreciation (depreciation) on investments		1,072,646,588
Net Assets		$5,152,970,337
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,171,415,192 ÷ 118,020,221 shares)		$18.40
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,981,555,145 ÷ 162,022,513 shares)		$18.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,374,858
Expenses
Transfer agent fees	$2,925,179
Independent trustees' fees and expenses	11,426
Total expenses before reductions	2,936,605
Expense reductions	(1,059,069)
Total expenses after reductions		1,877,536
Net investment income (loss)		22,497,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,285,674
Capital gain distributions from underlying funds:
Affiliated issuers	489,836
Total net realized gain (loss)		2,775,510
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	206,835,636
Total change in net unrealized appreciation (depreciation)		206,835,636
Net gain (loss)		209,611,146
Net increase (decrease) in net assets resulting from operations		$232,108,468

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,497,322	$77,497,934
Net realized gain (loss)	2,775,510	10,848,890
Change in net unrealized appreciation (depreciation)	206,835,636	315,081,052
Net increase (decrease) in net assets resulting from operations	232,108,468	403,427,876
Distributions to shareholders from net investment income	(5,875,278)	(75,072,440)
Distributions to shareholders from net realized gain	(1,059,357)	(3,357,942)
Total distributions	(6,934,635)	(78,430,382)
Share transactions - net increase (decrease)	428,293,747	815,123,759
Total increase (decrease) in net assets	653,467,580	1,140,121,253
Net Assets
Beginning of period	4,499,502,757	3,359,381,504
End of period	$5,152,970,337	$4,499,502,757
Other Information
Undistributed net investment income end of period	$22,470,623	$5,848,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.57	$16.07	$14.49	$15.15	$14.62	$13.10
Income from Investment Operations
Net investment income (loss)A	.08	.33	.31	.26	.30	.25
Net realized and unrealized gain (loss)	.78	1.50	1.57	(.63)	.73	1.29
Total from investment operations	.86	1.83	1.88	(.37)	1.03	1.54
Distributions from net investment income	(.02)	(.31)	(.29)	(.29)	(.48)	(.01)
Distributions from net realized gain	–B	(.01)	(.01)	–B	(.02)	(.01)
Total distributions	(.03)C	(.33)D	(.30)	(.29)	(.50)	(.02)
Net asset value, end of period	$18.40	$17.57	$16.07	$14.49	$15.15	$14.62
Total ReturnE,F	4.87%	11.35%	13.07%	(2.44)%	7.16%	11.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%I	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.11%I	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	.89%I	1.92%	2.03%	1.75%	1.99%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$2,171,415	$1,856,566	$1,333,880	$1,315,200	$2,224,676	$1,704,216
Portfolio turnover rateH	15%I	9%	13%	13%	12%	32%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.004 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.014 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.57	$16.07	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.09	.34	.32	.38
Net realized and unrealized gain (loss)	.77	1.49	1.57	(1.04)
Total from investment operations	.86	1.83	1.89	(.66)
Distributions from net investment income	(.02)	(.32)	(.30)	(.29)
Distributions from net realized gain	–C	(.01)	(.01)	–C
Total distributions	(.03)D	(.33)	(.31)	(.29)
Net asset value, end of period	$18.40	$17.57	$16.07	$14.49
Total ReturnE,F	4.88%	11.39%	13.13%	(4.28)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.05%I	.07%	.05%	.02%I
Expenses net of all reductions	.05%I	.07%	.05%	.02%I
Net investment income (loss)	.95%I	1.97%	2.08%	3.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,981,555	$2,642,936	$2,025,502	$1,165,165
Portfolio turnover rateH	15%I	9%	13%	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	60.1
Fidelity Series Global ex U.S. Index Fund	25.8
Fidelity U.S. Bond Index Fund Class F	11.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.1%
International Equity Funds	25.8%
Bond Funds	14.1%

Fidelity Freedom® Index 2035 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,401,756,079)	24,949,384	2,099,490,632

International Equity Funds - 25.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $815,195,931)	70,175,728	901,758,100

Bond Funds - 14.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,500,266	103,002,193
Fidelity U.S. Bond Index Fund Class F (a)	34,751,413	388,173,285
TOTAL BOND FUNDS
(Cost $505,990,420)		491,175,478
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,722,942,430)		3,492,424,210
NET OTHER ASSETS (LIABILITIES) - 0.0%		(214,772)
NET ASSETS - 100%		$3,492,209,438

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$39,049,622	$3,503,344	$41,680,814	$--	$851,714	$(1,723,866)	$--
Fidelity Series Global ex U.S. Index Fund	763,524,116	171,692,278	13,986,189	--	(445,536)	(19,026,569)	901,758,100
Fidelity Series Inflation-Protected Bond Index Fund	6,235,479	1,625,132	7,899,563	7,934	(44,589)	83,541	--
Fidelity Series Long-Term Treasury Bond Index Fund	--	106,013,158	123,904	478,744	(772)	(2,886,289)	103,002,193
Fidelity Total Market Index Fund Class F	1,745,523,415	239,742,695	86,047,309	6,307,943	(23,336)	200,295,167	2,099,490,632
Fidelity U.S. Bond Index Fund Class F	359,317,454	76,165,698	41,743,095	5,228,824	(1,023,698)	(4,543,074)	388,173,285
	$2,913,650,086	$598,742,305	$191,480,874	$12,023,445	$(686,217)	$172,198,910	$3,492,424,210

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $2,722,942,430)	$3,492,424,210
Total Investment in Securities (cost $2,722,942,430)		$3,492,424,210
Cash		3
Receivable for investments sold		5,622,845
Receivable for fund shares sold		8,282,358
Receivable from investment adviser for expense reductions		134,980
Total assets		3,506,464,396
Liabilities
Payable for investments purchased	$9,778,177
Payable for fund shares redeemed	4,120,423
Transfer agent fees payable	356,358
Total liabilities		14,254,958
Net Assets		$3,492,209,438
Net Assets consist of:
Paid in capital		$2,720,118,641
Undistributed net investment income		10,019,342
Accumulated undistributed net realized gain (loss) on investments		(7,410,325)
Net unrealized appreciation (depreciation) on investments		769,481,780
Net Assets		$3,492,209,438
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,683,303,093 ÷ 85,435,508 shares)		$19.70
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,808,906,345 ÷ 91,769,215 shares)		$19.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,653,328
Expenses
Transfer agent fees	$1,992,507
Independent trustees' fees and expenses	7,519
Total expenses before reductions	2,000,026
Expense reductions	(699,763)
Total expenses after reductions		1,300,263
Net investment income (loss)		10,353,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(686,217)
Capital gain distributions from underlying funds:
Affiliated issuers	370,117
Total net realized gain (loss)		(316,100)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	172,198,910
Total change in net unrealized appreciation (depreciation)		172,198,910
Net gain (loss)		171,882,810
Net increase (decrease) in net assets resulting from operations		$182,235,875

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,353,065	$48,018,384
Net realized gain (loss)	(316,100)	7,779,322
Change in net unrealized appreciation (depreciation)	172,198,910	230,704,670
Net increase (decrease) in net assets resulting from operations	182,235,875	286,502,376
Distributions to shareholders from net investment income	(1,730,995)	(46,982,742)
Distributions to shareholders from net realized gain	–	(2,454,277)
Total distributions	(1,730,995)	(49,437,019)
Share transactions - net increase (decrease)	398,276,424	609,809,287
Total increase (decrease) in net assets	578,781,304	846,874,644
Net Assets
Beginning of period	2,913,428,134	2,066,553,490
End of period	$3,492,209,438	$2,913,428,134
Other Information
Undistributed net investment income end of period	$10,019,342	$1,397,272

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.63	$16.79	$14.91	$15.67	$15.11	$13.32
Income from Investment Operations
Net investment income (loss)A	.06	.34	.32	.27	.31	.25
Net realized and unrealized gain (loss)	1.02	1.84	1.87	(.73)	.77	1.55
Total from investment operations	1.08	2.18	2.19	(.46)	1.08	1.80
Distributions from net investment income	(.01)	(.32)	(.30)	(.30)	(.51)	(.01)
Distributions from net realized gain	–	(.02)	(.01)	–B	(.01)	–B
Total distributions	(.01)	(.34)	(.31)	(.30)	(.52)	(.01)
Net asset value, end of period	$19.70	$18.63	$16.79	$14.91	$15.67	$15.11
Total ReturnC,D	5.79%	12.96%	14.81%	(2.93)%	7.25%	13.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%G	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.11%G	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	.61%G	1.89%	2.02%	1.79%	2.02%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,683,303	$1,390,826	$936,458	$880,845	$1,282,091	$1,000,962
Portfolio turnover rateF	12%G	7%	13%	11%	13%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$18.64	$16.80	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.06	.35	.33	.39
Net realized and unrealized gain (loss)	1.02	1.84	1.87	(1.20)
Total from investment operations	1.08	2.19	2.20	(.81)
Distributions from net investment income	(.01)	(.33)	(.31)	(.30)
Distributions from net realized gain	–	(.02)	(.01)	–C
Total distributions	(.01)	(.35)	(.32)	(.30)
Net asset value, end of period	$19.71	$18.64	$16.80	$14.92
Total ReturnD,E	5.81%	13.00%	14.87%	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.05%H	.07%	.05%	.01%H
Expenses net of all reductions	.05%H	.07%	.05%	.01%H
Net investment income (loss)	.67%H	1.94%	2.07%	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,808,906	$1,522,603	$1,130,096	$581,231
Portfolio turnover rateG	12%H	7%	13%	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	27.1
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Cash Central Fund, 2.11%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.1%
Bond Funds	9.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,538,185,684)	27,784,614	2,338,075,266

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $903,497,649)	78,093,925	1,003,506,932

Bond Funds - 9.9%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,063,551	107,643,660
Fidelity U.S. Bond Index Fund Class F (a)	23,157,895	258,673,690
TOTAL BOND FUNDS
(Cost $377,855,857)		366,317,350

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $3)	3	3
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,819,539,193)		3,707,899,551
NET OTHER ASSETS (LIABILITIES) - 0.0%		(220,696)
NET ASSETS - 100%		$3,707,678,855

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$43,562,265	$2,375,024	$44,984,771	$--	$980,542	$(1,933,060)	$--
Fidelity Series Global ex U.S. Index Fund	866,105,013	174,859,597	15,861,153	--	(447,476)	(21,149,049)	1,003,506,932
Fidelity Series Long-Term Treasury Bond Index Fund	--	110,782,532	86,491	509,087	(709)	(3,051,672)	107,643,660
Fidelity Total Market Index Fund Class F	1,981,539,621	199,705,912	65,271,024	7,141,644	(158,994)	222,259,751	2,338,075,266
Fidelity U.S. Bond Index Fund Class F	320,248,391	35,748,464	92,894,854	4,181,035	(3,022,980)	(1,405,331)	258,673,690
Total	$3,211,455,290	$523,471,529	$219,098,293	$11,831,766	$(2,649,617)	$194,720,639	$3,707,899,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $3)	$3
Other affiliated issuers (cost $2,819,539,190)	3,707,899,548
Total Investment in Securities (cost $2,819,539,193)		$3,707,899,551
Cash		4
Receivable for fund shares sold		7,044,316
Receivable from investment adviser for expense reductions		145,638
Total assets		3,715,089,509
Liabilities
Payable for investments purchased	$4,578,073
Payable for fund shares redeemed	2,464,939
Transfer agent fees payable	367,642
Total liabilities		7,410,654
Net Assets		$3,707,678,855
Net Assets consist of:
Paid in capital		$2,820,166,686
Undistributed net investment income		9,690,152
Accumulated undistributed net realized gain (loss) on investments		(10,538,341)
Net unrealized appreciation (depreciation) on investments		888,360,358
Net Assets		$3,707,678,855
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,528,341,350 ÷ 76,850,862 shares)		$19.89
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,179,337,505 ÷ 109,599,050 shares)		$19.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,412,732
Expenses
Transfer agent fees	$2,073,882
Independent trustees' fees and expenses	8,126
Total expenses before reductions	2,082,008
Expense reductions	(758,049)
Total expenses after reductions		1,323,959
Net investment income (loss)		10,088,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,649,617)
Capital gain distributions from underlying funds:
Affiliated issuers	419,034
Total net realized gain (loss)		(2,230,583)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	194,720,639
Total change in net unrealized appreciation (depreciation)		194,720,639
Net gain (loss)		192,490,056
Net increase (decrease) in net assets resulting from operations		$202,578,829

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,088,773	$53,073,570
Net realized gain (loss)	(2,230,583)	7,407,962
Change in net unrealized appreciation (depreciation)	194,720,639	263,292,142
Net increase (decrease) in net assets resulting from operations	202,578,829	323,773,674
Distributions to shareholders from net investment income	(1,608,254)	(52,237,907)
Distributions to shareholders from net realized gain	(1,921,468)	(2,681,758)
Total distributions	(3,529,722)	(54,919,665)
Share transactions - net increase (decrease)	297,409,512	604,288,654
Total increase (decrease) in net assets	496,458,619	873,142,663
Net Assets
Beginning of period	3,211,220,236	2,338,077,573
End of period	$3,707,678,855	$3,211,220,236
Other Information
Undistributed net investment income end of period	$9,690,152	$1,209,633

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$16.90	$15.00	$15.76	$15.18	$13.36
Income from Investment Operations
Net investment income (loss)A	.05	.34	.32	.26	.31	.25
Net realized and unrealized gain (loss)	1.09	1.87	1.90	(.72)	.78	1.58
Total from investment operations	1.14	2.21	2.22	(.46)	1.09	1.83
Distributions from net investment income	(.01)	(.33)	(.31)	(.30)	(.50)	(.01)
Distributions from net realized gain	(.01)	(.02)	(.01)	–B	–B	–B
Total distributions	(.02)	(.34)C	(.32)	(.30)	(.51)D	(.01)
Net asset value, end of period	$19.89	$18.77	$16.90	$15.00	$15.76	$15.18
Total ReturnE,F	6.07%	13.08%	14.90%	(2.91)%	7.27%	13.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%I	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.11%I	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	.55%I	1.87%	2.02%	1.70%	1.99%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,528,341	$1,281,722	$900,067	$910,880	$1,511,298	$1,179,249
Portfolio turnover rateH	13%I	6%	13%	9%	12%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.017 per share

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$16.89	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.06	.35	.33	.41
Net realized and unrealized gain (loss)	1.07	1.88	1.89	(1.22)
Total from investment operations	1.13	2.23	2.22	(.81)
Distributions from net investment income	(.01)	(.34)	(.32)	(.30)
Distributions from net realized gain	(.01)	(.02)	(.01)	–C
Total distributions	(.02)	(.35)D	(.33)	(.31)E
Net asset value, end of period	$19.88	$18.77	$16.89	$15.00
Total ReturnF,G	6.03%	13.20%	14.90%	(5.06)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.05%J	.07%	.05%	.01%J
Expenses net of all reductions	.05%J	.07%	.05%	.01%J
Net investment income (loss)	.61%J	1.92%	2.07%	3.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,179,338	$1,929,498	$1,438,010	$830,093
Portfolio turnover rateI	13%J	6%	13%	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.017 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	27.1
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Cash Central Fund, 2.11%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.1%
Bond Funds	9.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,021,664,217)	17,428,931	1,466,644,570

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $573,357,466)	48,987,354	629,487,500

Bond Funds - 9.9%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,194,992	67,526,738
Fidelity U.S. Bond Index Fund Class F (a)	14,526,752	162,263,824
TOTAL BOND FUNDS
(Cost $237,183,226)		229,790,562

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $1)	1	1
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,832,204,910)		2,325,922,633
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143,208)
NET ASSETS - 100%		$2,325,779,425

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$26,255,219	$2,109,605	$27,762,394	$--	$538,575	$(1,141,005)	$--
Fidelity Series Global ex U.S. Index Fund	521,952,944	127,461,370	6,534,988	--	(295,265)	(13,096,561)	629,487,500
Fidelity Series Long-Term Treasury Bond Index Fund	--	69,497,079	58,708	318,430	(346)	(1,911,287)	67,526,738
Fidelity Total Market Index Fund Class F	1,194,165,689	170,589,618	35,587,552	4,317,914	(172,744)	137,649,559	1,466,644,570
Fidelity U.S. Bond Index Fund Class F	192,994,166	27,620,512	55,642,896	2,581,815	(1,793,274)	(914,684)	162,263,824
Total	$1,935,368,018	$397,278,184	$125,586,538	$7,218,159	$(1,723,054)	$120,586,022	$2,325,922,632

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1)	$1
Other affiliated issuers (cost $1,832,204,909)	2,325,922,632
Total Investment in Securities (cost $1,832,204,910)		$2,325,922,633
Cash		4
Receivable for fund shares sold		6,506,829
Receivable from investment adviser for expense reductions		90,443
Total assets		2,332,519,909
Liabilities
Payable for investments purchased	$5,440,443
Payable for fund shares redeemed	1,065,486
Transfer agent fees payable	234,555
Total liabilities		6,740,484
Net Assets		$2,325,779,425
Net Assets consist of:
Paid in capital		$1,832,944,692
Undistributed net investment income		5,863,571
Accumulated undistributed net realized gain (loss) on investments		(6,746,561)
Net unrealized appreciation (depreciation) on investments		493,717,723
Net Assets		$2,325,779,425
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,057,287,767 ÷ 52,798,996 shares)		$20.02
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,268,491,658 ÷ 63,324,818 shares)		$20.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,964,807
Expenses
Transfer agent fees	$1,306,229
Independent trustees' fees and expenses	4,977
Total expenses before reductions	1,311,206
Expense reductions	(466,062)
Total expenses after reductions		845,144
Net investment income (loss)		6,119,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,723,054)
Capital gain distributions from underlying funds:
Affiliated issuers	253,352
Total net realized gain (loss)		(1,469,702)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	120,586,022
Total change in net unrealized appreciation (depreciation)		120,586,022
Net gain (loss)		119,116,320
Net increase (decrease) in net assets resulting from operations		$125,235,983

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,119,663	$31,416,724
Net realized gain (loss)	(1,469,702)	4,978,956
Change in net unrealized appreciation (depreciation)	120,586,022	152,405,983
Net increase (decrease) in net assets resulting from operations	125,235,983	188,801,663
Distributions to shareholders from net investment income	(1,027,458)	(31,021,585)
Distributions to shareholders from net realized gain	(2,231,357)	(2,702,847)
Total distributions	(3,258,815)	(33,724,432)
Share transactions - net increase (decrease)	268,580,250	452,606,471
Total increase (decrease) in net assets	390,557,418	607,683,702
Net Assets
Beginning of period	1,935,222,007	1,327,538,305
End of period	$2,325,779,425	$1,935,222,007
Other Information
Undistributed net investment income end of period	$5,863,571	$771,366

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$17.04	$15.13	$15.89	$15.32	$13.44
Income from Investment Operations
Net investment income (loss)A	.05	.35	.33	.28	.32	.25
Net realized and unrealized gain (loss)	1.09	1.88	1.90	(.74)	.77	1.64
Total from investment operations	1.14	2.23	2.23	(.46)	1.09	1.89
Distributions from net investment income	(.01)	(.33)	(.31)	(.30)	(.51)	(.01)
Distributions from net realized gain	(.02)	(.03)	(.01)	–B	(.01)	–B
Total distributions	(.03)	(.36)	(.32)	(.30)	(.52)	(.01)
Net asset value, end of period	$20.02	$18.91	$17.04	$15.13	$15.89	$15.32
Total ReturnC,D	6.03%	13.08%	14.87%	(2.88)%	7.22%	14.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%G	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.11%G	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	.54%G	1.89%	2.04%	1.79%	2.04%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$1,057,288	$872,779	$583,893	$542,581	$750,330	$577,603
Portfolio turnover rateF	12%G	6%	15%	8%	12%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$18.92	$17.04	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.06	.36	.34	.40
Net realized and unrealized gain (loss)	1.08	1.89	1.90	(1.22)
Total from investment operations	1.14	2.25	2.24	(.82)
Distributions from net investment income	(.01)	(.34)	(.32)	(.30)
Distributions from net realized gain	(.02)	(.03)	(.01)	–C
Total distributions	(.03)	(.37)	(.33)	(.31)D
Net asset value, end of period	$20.03	$18.92	$17.04	$15.13
Total ReturnE,F	6.04%	13.20%	14.94%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.05%I	.07%	.05%	.01%I
Expenses net of all reductions	.05%I	.07%	.05%	.01%I
Net investment income (loss)	.60%I	1.94%	2.09%	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,268,492	$1,062,443	$743,645	$386,977
Portfolio turnover rateH	12%I	6%	15%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	27.1
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Cash Central Fund, 2.11%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.1%
Bond Funds	9.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $933,331,971)	15,947,169	1,341,954,234

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $523,320,899)	44,822,649	575,971,037

Bond Funds - 9.9%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,498,322	61,786,170
Fidelity U.S. Bond Index Fund Class F (a)	13,291,671	148,467,967
TOTAL BOND FUNDS
(Cost $217,347,707)		210,254,137

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $2)	2	2
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,674,000,579)		2,128,179,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		(127,142)
NET ASSETS - 100%		$2,128,052,268

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$24,471,106	$1,837,034	$25,765,640	$--	$519,266	$(1,061,766)	$--
Fidelity Series Global ex U.S. Index Fund	486,461,725	114,920,086	13,313,838	--	(364,561)	(11,732,375)	575,971,037
Fidelity Series Long-Term Treasury Bond Index Fund	--	63,588,243	52,765	291,080	(501)	(1,748,807)	61,786,170
Fidelity Total Market Index Fund Class F	1,112,966,999	146,762,100	43,681,178	4,013,000	(233,059)	126,139,372	1,341,954,234
Fidelity U.S. Bond Index Fund Class F	179,870,698	24,667,991	53,567,592	2,366,067	(1,559,415)	(943,715)	148,467,967
Total	$1,803,770,528	$351,775,454	$136,381,013	$6,670,147	$(1,638,270)	$110,652,709	$2,128,179,408

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $2)	$2
Other affiliated issuers (cost $1,674,000,577)	2,128,179,408
Total Investment in Securities (cost $1,674,000,579)		$2,128,179,410
Cash		3
Receivable for fund shares sold		5,874,521
Receivable from investment adviser for expense reductions		83,338
Total assets		2,134,137,272
Liabilities
Payable for investments purchased	$4,647,996
Payable for fund shares redeemed	1,225,664
Transfer agent fees payable	211,344
Total liabilities		6,085,004
Net Assets		$2,128,052,268
Net Assets consist of:
Paid in capital		$1,676,398,722
Undistributed net investment income		5,551,970
Accumulated undistributed net realized gain (loss) on investments		(8,077,255)
Net unrealized appreciation (depreciation) on investments		454,178,831
Net Assets		$2,128,052,268
Investor Class:
Net Asset Value, offering price and redemption price per share ($889,892,084 ÷ 44,239,968 shares)		$20.12
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,238,160,184 ÷ 61,554,457 shares)		$20.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,434,685
Expenses
Transfer agent fees	$1,179,700
Independent trustees' fees and expenses	4,579
Total expenses before reductions	1,184,279
Expense reductions	(429,175)
Total expenses after reductions		755,104
Net investment income (loss)		5,679,581
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,638,270)
Capital gain distributions from underlying funds:
Affiliated issuers	235,462
Total net realized gain (loss)		(1,402,808)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	110,652,709
Total change in net unrealized appreciation (depreciation)		110,652,709
Net gain (loss)		109,249,901
Net increase (decrease) in net assets resulting from operations		$114,929,482

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,679,581	$29,220,103
Net realized gain (loss)	(1,402,808)	5,119,528
Change in net unrealized appreciation (depreciation)	110,652,709	140,888,470
Net increase (decrease) in net assets resulting from operations	114,929,482	175,228,101
Distributions to shareholders from net investment income	(887,970)	(28,745,530)
Distributions to shareholders from net realized gain	(2,321,399)	(4,868,444)
Total distributions	(3,209,369)	(33,613,974)
Share transactions - net increase (decrease)	212,694,450	425,700,354
Total increase (decrease) in net assets	324,414,563	567,314,481
Net Assets
Beginning of period	1,803,637,705	1,236,323,224
End of period	$2,128,052,268	$1,803,637,705
Other Information
Undistributed net investment income end of period	$5,551,970	$760,359

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$17.14	$15.24	$16.01	$15.42	$13.51
Income from Investment Operations
Net investment income (loss)A	.05	.35	.33	.28	.32	.26
Net realized and unrealized gain (loss)	1.10	1.90	1.91	(.74)	.78	1.66
Total from investment operations	1.15	2.25	2.24	(.46)	1.10	1.92
Distributions from net investment income	(.01)	(.33)	(.33)	(.30)	(.50)	(.01)
Distributions from net realized gain	(.02)	(.06)	(.01)	–B	(.01)	–B
Total distributions	(.03)	(.39)	(.34)	(.31)C	(.51)	(.01)
Net asset value, end of period	$20.12	$19.00	$17.14	$15.24	$16.01	$15.42
Total ReturnD,E	6.07%	13.15%	14.82%	(2.92)%	7.25%	14.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%H	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.11%H	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	.55%H	1.89%	2.06%	1.80%	2.02%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$889,892	$739,919	$513,543	$486,444	$729,639	$521,672
Portfolio turnover rateG	14%H	6%	19%	7%	10%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$17.14	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.06	.36	.34	.38
Net realized and unrealized gain (loss)	1.08	1.90	1.91	(1.20)
Total from investment operations	1.14	2.26	2.25	(.82)
Distributions from net investment income	(.01)	(.34)	(.34)	(.30)
Distributions from net realized gain	(.02)	(.06)	(.01)	–C
Total distributions	(.03)	(.40)	(.35)	(.31)D
Net asset value, end of period	$20.11	$19.00	$17.14	$15.24
Total ReturnE,F	6.03%	13.20%	14.88%	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.05%I	.07%	.05%	.01%I
Expenses net of all reductions	.05%I	.07%	.05%	.01%I
Net investment income (loss)	.60%I	1.94%	2.11%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,238,160	$1,063,718	$722,781	$434,989
Portfolio turnover rateH	14%I	6%	19%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	27.1
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.1%
Bond Funds	9.9%

Fidelity Freedom® Index 2055 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $406,104,449)	6,267,271	527,390,836

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $209,716,538)	17,615,305	226,356,669

Bond Funds - 9.9%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,947,099	24,284,098
Fidelity U.S. Bond Index Fund Class F (a)	5,223,586	58,347,458
TOTAL BOND FUNDS
(Cost $85,240,507)		82,631,556
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $701,061,494)		836,379,061
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,653)
NET ASSETS - 100%		$836,327,408

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$8,795,629	$1,150,517	$9,727,525	$--	$145,158	$(363,779)	$--
Fidelity Series Global ex U.S. Index Fund	174,792,866	57,224,410	1,041,570	--	(77,622)	(4,541,415)	226,356,669
Fidelity Series Long-Term Treasury Bond Index Fund	--	24,979,198	11,253	113,362	(137)	(683,710)	24,284,098
Fidelity Total Market Index Fund Class F	399,908,097	90,321,105	10,813,701	1,454,732	(117,780)	48,093,115	527,390,836
Fidelity U.S. Bond Index Fund Class F	64,628,593	13,956,258	19,305,170	898,493	(425,773)	(506,450)	58,347,458
Total	$648,125,185	$187,631,488	$40,899,219	$2,466,587	$(476,154)	$41,997,761	$836,379,061

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $701,061,494)	$836,379,061
Total Investment in Securities (cost $701,061,494)		$836,379,061
Receivable for fund shares sold		3,485,845
Receivable from investment adviser for expense reductions		32,295
Total assets		839,897,201
Liabilities
Payable for investments purchased	$2,985,262
Payable for fund shares redeemed	500,187
Transfer agent fees payable	84,344
Total liabilities		3,569,793
Net Assets		$836,327,408
Net Assets consist of:
Paid in capital		$701,164,101
Undistributed net investment income		2,024,518
Accumulated undistributed net realized gain (loss) on investments		(2,178,778)
Net unrealized appreciation (depreciation) on investments		135,317,567
Net Assets		$836,327,408
Investor Class:
Net Asset Value, offering price and redemption price per share ($387,986,892 ÷ 24,430,787 shares)		$15.88
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($448,340,516 ÷ 28,207,956 shares)		$15.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,381,231
Expenses
Transfer agent fees	$457,889
Independent trustees' fees and expenses	1,706
Total expenses before reductions	459,595
Expense reductions	(162,655)
Total expenses after reductions		296,940
Net investment income (loss)		2,084,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(476,154)
Capital gain distributions from underlying funds:
Affiliated issuers	85,356
Total net realized gain (loss)		(390,798)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	41,997,761
Total change in net unrealized appreciation (depreciation)		41,997,761
Net gain (loss)		41,606,963
Net increase (decrease) in net assets resulting from operations		$43,691,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,084,291	$10,044,680
Net realized gain (loss)	(390,798)	2,291,231
Change in net unrealized appreciation (depreciation)	41,997,761	46,016,533
Net increase (decrease) in net assets resulting from operations	43,691,254	58,352,444
Distributions to shareholders from net investment income	(278,140)	(9,831,029)
Distributions to shareholders from net realized gain	(1,508,089)	(1,192,955)
Total distributions	(1,786,229)	(11,023,984)
Share transactions - net increase (decrease)	146,346,117	208,298,327
Total increase (decrease) in net assets	188,251,142	255,626,787
Net Assets
Beginning of period	648,076,266	392,449,479
End of period	$836,327,408	$648,076,266
Other Information
Undistributed net investment income end of period	$2,024,518	$218,367

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.01	$13.53	$12.06	$12.71	$12.07	$10.67
Income from Investment Operations
Net investment income (loss)A	.04	.28	.28	.25	.26	.21
Net realized and unrealized gain (loss)	.87	1.49	1.50	(.63)	.62	1.36
Total from investment operations	.91	1.77	1.78	(.38)	.88	1.57
Distributions from net investment income	(.01)	(.26)	(.29)	(.24)B	(.24)	(.17)
Distributions from net realized gain	(.03)	(.04)	(.02)	(.01)B	–	–C
Tax return of capital	–	–	–	(.02)	–	–
Total distributions	(.04)	(.29)D	(.31)	(.27)	(.24)	(.17)
Net asset value, end of period	$15.88	$15.01	$13.53	$12.06	$12.71	$12.07
Total ReturnE,F	6.06%	13.09%	14.90%	(2.96)%	7.27%	14.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%I	.12%	.10%	.08%	.08%	.08%
Expenses net of all reductions	.11%I	.12%	.10%	.08%	.08%	.08%
Net investment income (loss)	.53%I	1.90%	2.18%	2.03%	2.10%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$387,987	$305,192	$181,697	$150,332	$183,117	$88,084
Portfolio turnover rateH	11%I	6%	33%	7%	8%	21%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.036 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.02	$13.54	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.05	.29	.28	.23
Net realized and unrealized gain (loss)	.86	1.49	1.51	(.89)
Total from investment operations	.91	1.78	1.79	(.66)
Distributions from net investment income	(.01)	(.26)	(.29)	(.25)C
Distributions from net realized gain	(.03)	(.04)	(.02)	(.01)C
Tax return of capital	–	–	–	(.02)
Total distributions	(.04)	(.30)	(.31)	(.28)
Net asset value, end of period	$15.89	$15.02	$13.54	$12.06
Total ReturnD,E	6.07%	13.13%	14.98%	(5.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.05%H	.07%	.05%	.01%H
Expenses net of all reductions	.05%H	.07%	.05%	.01%H
Net investment income (loss)	.59%H	1.95%	2.23%	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$448,341	$342,884	$210,752	$135,214
Portfolio turnover rateG	11%H	6%	33%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Total Market Index Fund Class F	63.0
Fidelity Series Global ex U.S. Index Fund	27.1
Fidelity U.S. Bond Index Fund Class F	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.0%
International Equity Funds	27.1%
Bond Funds	9.9%

Fidelity Freedom® Index 2060 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $120,540,915)	1,693,853	142,537,768

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $58,128,764)	4,760,847	61,176,882

Bond Funds - 9.9%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	796,621	6,564,159
Fidelity U.S. Bond Index Fund Class F (a)	1,411,655	15,768,191
TOTAL BOND FUNDS
(Cost $22,991,566)		22,332,350
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $201,661,245)		226,047,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,205)
NET ASSETS - 100%		$226,032,795

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$2,116,181	$477,917	$2,536,314	$--	$18,526	$(76,310)	$--
Fidelity Series Global ex U.S. Index Fund	42,014,997	21,231,525	967,600	--	(31,383)	(1,070,657)	61,176,882
Fidelity Series Long-Term Treasury Bond Index Fund	--	6,759,670	13,512	29,693	(223)	(181,776)	6,564,159
Fidelity Total Market Index Fund Class F	96,127,986	38,182,711	3,880,651	350,482	(48,739)	12,156,461	142,537,768
Fidelity U.S. Bond Index Fund Class F	15,533,738	5,701,458	5,231,872	226,493	(83,662)	(151,471)	15,768,191
Total	$155,792,902	$72,353,281	$12,629,949	$606,668	$(145,481)	$10,676,247	$226,047,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $201,661,245)	$226,047,000
Total Investment in Securities (cost $201,661,245)		$226,047,000
Cash		1
Receivable for fund shares sold		1,429,702
Receivable from investment adviser for expense reductions		8,515
Total assets		227,485,218
Liabilities
Payable for investments purchased	$1,216,392
Payable for fund shares redeemed	213,174
Transfer agent fees payable	22,857
Total liabilities		1,452,423
Net Assets		$226,032,795
Net Assets consist of:
Paid in capital		$201,689,002
Undistributed net investment income		484,982
Accumulated undistributed net realized gain (loss) on investments		(526,944)
Net unrealized appreciation (depreciation) on investments		24,385,755
Net Assets		$226,032,795
Investor Class:
Net Asset Value, offering price and redemption price per share ($114,592,904 ÷ 8,860,311 shares)		$12.93
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($111,439,891 ÷ 8,611,923 shares)		$12.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$586,104
Expenses
Transfer agent fees	$118,048
Independent trustees' fees and expenses	420
Total expenses before reductions	118,468
Expense reductions	(41,030)
Total expenses after reductions		77,438
Net investment income (loss)		508,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(145,481)
Capital gain distributions from underlying funds:
Affiliated issuers	20,564
Total net realized gain (loss)		(124,917)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	10,676,247
Total change in net unrealized appreciation (depreciation)		10,676,247
Net gain (loss)		10,551,330
Net increase (decrease) in net assets resulting from operations		$11,059,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$508,666	$2,139,283
Net realized gain (loss)	(124,917)	506,757
Change in net unrealized appreciation (depreciation)	10,676,247	8,422,450
Net increase (decrease) in net assets resulting from operations	11,059,996	11,068,490
Distributions to shareholders from net investment income	(74,586)	(2,099,984)
Distributions to shareholders from net realized gain	(394,022)	(422,478)
Total distributions	(468,608)	(2,522,462)
Share transactions - net increase (decrease)	59,660,434	80,743,596
Total increase (decrease) in net assets	70,251,822	89,289,624
Net Assets
Beginning of period	155,780,973	66,491,349
End of period	$226,032,795	$155,780,973
Other Information
Undistributed net investment income end of period	$484,982	$50,902

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.04	$9.85	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.24	.25	.25	.09
Net realized and unrealized gain (loss)	.70	1.21	1.19	(.55)	.40
Total from investment operations	.73	1.45	1.44	(.30)	.49
Distributions from net investment income	(.01)	(.20)	(.22)	(.18)	(.16)
Distributions from net realized gain	(.03)	(.06)	(.03)	–C	–C
Total distributions	(.03)D	(.26)	(.25)	(.18)	(.16)
Net asset value, end of period	$12.93	$12.23	$11.04	$9.85	$10.33
Total ReturnE,F	6.01%	13.17%	14.80%	(2.94)%	4.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%I
Expenses net of fee waivers, if any	.11%I	.12%	.11%	.08%	.09%I
Expenses net of all reductions	.11%I	.12%	.11%	.08%	.09%I
Net investment income (loss)	.51%I	1.97%	2.41%	2.57%	1.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$114,593	$82,123	$38,013	$16,979	$3,660
Portfolio turnover rateH	13%I	7%	41%	8%	33%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.029 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.05	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.04	.24	.26	.13
Net realized and unrealized gain (loss)	.71	1.21	1.19	(.66)
Total from investment operations	.75	1.45	1.45	(.53)
Distributions from net investment income	(.01)	(.21)	(.22)	(.18)
Distributions from net realized gain	(.03)	(.06)	(.03)	–C
Total distributions	(.04)	(.27)	(.25)	(.18)
Net asset value, end of period	$12.94	$12.23	$11.05	$9.85
Total ReturnD,E	6.10%	13.12%	14.93%	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.05%H	.07%	.06%	.01%H
Expenses net of all reductions	.05%H	.07%	.06%	.01%H
Net investment income (loss)	.57%H	2.02%	2.47%	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$111,440	$73,658	$28,478	$9,543
Portfolio turnover rateG	13%H	7%	41%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Investor Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$301,906,059	$27,161,242	$(6,005,431)	$21,155,811
Fidelity Freedom Index 2005 Fund	103,482,553	14,103,007	(2,032,173)	12,070,834
Fidelity Freedom Index 2010 Fund	472,443,575	97,666,468	(8,671,137)	88,995,331
Fidelity Freedom Index 2015 Fund	1,035,556,556	255,818,721	(18,716,311)	237,102,410
Fidelity Freedom Index 2020 Fund	3,453,805,195	837,918,996	(59,792,161)	778,126,835
Fidelity Freedom Index 2025 Fund	3,490,568,694	764,867,297	(53,906,200)	710,961,097
Fidelity Freedom Index 2030 Fund	4,092,114,608	1,111,524,135	(50,375,158)	1,061,148,977
Fidelity Freedom Index 2035 Fund	2,731,459,517	781,337,867	(20,373,174)	760,964,693
Fidelity Freedom Index 2040 Fund	2,828,189,745	896,562,501	(16,852,695)	879,709,806
Fidelity Freedom Index 2045 Fund	1,837,795,079	499,582,528	(11,454,974)	488,127,554
Fidelity Freedom Index 2050 Fund	1,680,851,218	457,920,781	(10,592,589)	447,328,192
Fidelity Freedom Index 2055 Fund	702,965,020	137,958,122	(4,544,081)	133,414,041
Fidelity Freedom Index 2060 Fund	202,149,116	25,328,169	(1,430,285)	23,897,884

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Freedom Index Income Fund	$–	$(95,156)	$(95,156)	$(95,156)
Fidelity Freedom Index 2005 Fund	–	(43,758)	(43,758)	(43,758)
Fidelity Freedom Index 2020 Fund	–	(4,155,176)	(4,155,176)	(4,155,176)
Fidelity Freedom Index 2025 Fund	–	(490,085)	(490,085)	(490,085)
Fidelity Freedom Index 2030 Fund	(1,063,743)	(302,029)	(1,365,772)	(1,365,772)

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	158,471,183	127,816,923
Fidelity Freedom Index 2005 Fund	45,162,834	44,274,774
Fidelity Freedom Index 2010 Fund	169,921,537	178,039,545
Fidelity Freedom Index 2015 Fund	350,602,282	307,313,155
Fidelity Freedom Index 2020 Fund	909,707,187	744,902,070
Fidelity Freedom Index 2025 Fund	929,785,907	482,483,365
Fidelity Freedom Index 2030 Fund	795,721,988	351,414,342
Fidelity Freedom Index 2035 Fund	598,742,305	191,480,874
Fidelity Freedom Index 2040 Fund	523,471,529	219,098,293
Fidelity Freedom Index 2045 Fund	397,278,184	125,586,538
Fidelity Freedom Index 2050 Fund	351,775,454	136,381,013
Fidelity Freedom Index 2055 Fund	187,631,488	40,899,219
Fidelity Freedom Index 2060 Fund	72,353,281	12,629,949

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives an asset-based fee of .15% and .10% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Amount
Fidelity Freedom Index Income Fund
Investor Class	$104,906
Institutional Premium Class	86,227
$191,133
Fidelity Freedom Index 2005 Fund
Investor Class	$45,223
Institutional Premium Class	26,850
$72,073
Fidelity Freedom Index 2010 Fund
Investor Class	$179,934
Institutional Premium Class	161,780
$341,714
Fidelity Freedom Index 2015 Fund
Investor Class	$490,901
Institutional Premium Class	298,081
$788,982
Fidelity Freedom Index 2020 Fund
Investor Class	$1,266,757
Institutional Premium Class	1,210,229
$2,476,986
Fidelity Freedom Index 2025 Fund
Investor Class	$1,408,411
Institutional Premium Class	1,040,172
$2,448,583
Fidelity Freedom Index 2030 Fund
Investor Class	$1,499,679
Institutional Premium Class	1,425,500
$2,925,179
Fidelity Freedom Index 2035 Fund
Investor Class	$1,141,628
Institutional Premium Class	850,879
$1,992,507
Fidelity Freedom Index 2040 Fund
Investor Class	$1,041,563
Institutional Premium Class	1,032,319
$2,073,882
Fidelity Freedom Index 2045 Fund
Investor Class	$715,911
Institutional Premium Class	590,318
$1,306,229
Fidelity Freedom Index 2050 Fund
Investor Class	$604,533
Institutional Premium Class	575,167
$1,179,700
Fidelity Freedom Index 2055 Fund
Investor Class	$256,432
Institutional Premium Class	201,457
$457,889
Fidelity Freedom Index 2060 Fund
Investor Class	$71,308
Institutional Premium Class	46,740
$118,048

6. Expense Reductions.

FMR contractually agreed to reimburse each class of each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations(a)	Reimbursement
Fidelity Freedom Index Income Fund
Investor Class	.14%	$19,854
Institutional Premium Class	.08%	30,116
Fidelity Freedom Index 2005 Fund
Investor Class	.14%	$9,113
Institutional Premium Class	.08%	9,917
Fidelity Freedom Index 2010 Fund
Investor Class	.14%	$38,472
Institutional Premium Class	.08%	62,776
Fidelity Freedom Index 2015 Fund
Investor Class	.14%	$112,004
Institutional Premium Class	.08%	121,922
Fidelity Freedom Index 2020 Fund
Investor Class	.14%	$302,572
Institutional Premium Class	.08%	514,575
Fidelity Freedom Index 2025 Fund
Investor Class	.14%	$351,601
Institutional Premium Class	.08%	460,464
Fidelity Freedom Index 2030 Fund
Investor Class	.14%	$396,896
Institutional Premium Class	.08%	662,113
Fidelity Freedom Index 2035 Fund
Investor Class	.14%	$302,998
Institutional Premium Class	.08%	396,765
Fidelity Freedom Index 2040 Fund
Investor Class	.14%	$276,847
Institutional Premium Class	.08%	481,202
Fidelity Freedom Index 2045 Fund
Investor Class	.14%	$190,324
Institutional Premium Class	.08%	275,738
Fidelity Freedom Index 2050 Fund
Investor Class	.14%	$160,695
Institutional Premium Class	.08%	268,480
Fidelity Freedom Index 2055 Fund
Investor Class	.14%	$68,221
Institutional Premium Class	.08%	94,433
Fidelity Freedom Index 2060 Fund
Investor Class	.14%	$18,985
Institutional Premium Class	.08%	22,045

 (a) Percentages represent expense limitations effective June 1, 2018. Prior to June 1, 2018, the expense limitations for each Fund were .15% and .10% for Investor Class and Institutional Premium Class, respectively.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Freedom Index 2030 Fund	$60
Fidelity Freedom Index 2055 Fund	$1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018
Fidelity Freedom Index Income Fund
From net investment income
Investor Class	$1,140,411	$2,060,275
Institutional Premium Class	1,444,408	2,513,304
Total	$2,584,819	$4,573,579
From net realized gain
Investor Class	$–	$452,238
Institutional Premium Class	–	540,049
Total	$–	$992,287
Fidelity Freedom Index 2005 Fund
From net investment income
Investor Class	$183,584	$858,233
Institutional Premium Class	169,094	799,727
Total	$352,678	$1,657,960
From net realized gain
Investor Class	$–	$239,716
Institutional Premium Class	–	240,866
Total	$–	$480,582
Fidelity Freedom Index 2010 Fund
From net investment income
Investor Class	$665,657	$3,926,080
Institutional Premium Class	923,066	4,951,809
Total	$1,588,723	$8,877,889
From net realized gain
Investor Class	$972,840	$2,079,285
Institutional Premium Class	1,283,286	2,815,897
Total	$2,256,126	$4,895,182
Fidelity Freedom Index 2015 Fund
From net investment income
Investor Class	$1,406,429	$10,274,814
Institutional Premium Class	1,434,520	9,283,408
Total	$2,840,949	$19,558,222
From net realized gain
Investor Class	$170,468	$1,601,066
Institutional Premium Class	159,391	1,479,235
Total	$329,859	$3,080,301
Fidelity Freedom Index 2020 Fund
From net investment income
Investor Class	$3,336,896	$27,914,520
Institutional Premium Class	5,172,520	38,512,157
Total	$8,509,416	$66,426,677
From net realized gain
Investor Class	$–	$2,119,394
Institutional Premium Class	–	2,896,196
Total	$–	$5,015,590
Fidelity Freedom Index 2025 Fund
From net investment income
Investor Class	$3,110,946	$28,811,409
Institutional Premium Class	3,747,774	30,669,624
Total	$6,858,720	$59,481,033
From net realized gain
Investor Class	$–	$1,710,263
Institutional Premium Class	–	1,763,541
Total	$–	$3,473,804
Fidelity Freedom Index 2030 Fund
From net investment income
Investor Class	$2,271,329	$31,367,417
Institutional Premium Class	3,603,949	43,705,023
Total	$5,875,278	$75,072,440
From net realized gain
Investor Class	$432,584	$1,424,508
Institutional Premium Class	626,773	1,933,434
Total	$1,059,357	$3,357,942
Fidelity Freedom Index 2035 Fund
From net investment income
Investor Class	$687,409	$22,129,663
Institutional Premium Class	1,043,586	24,853,079
Total	$1,730,995	$46,982,742
From net realized gain
Investor Class	$–	$1,171,326
Institutional Premium Class	–	1,282,951
Total	$–	$2,454,277
Fidelity Freedom Index 2040 Fund
From net investment income
Investor Class	$555,202	$20,714,478
Institutional Premium Class	1,053,052	31,523,429
Total	$1,608,254	$52,237,907
From net realized gain
Investor Class	$763,111	$1,079,123
Institutional Premium Class	1,158,357	1,602,635
Total	$1,921,468	$2,681,758
Fidelity Freedom Index 2045 Fund
From net investment income
Investor Class	$378,075	$13,778,964
Institutional Premium Class	649,383	17,242,621
Total	$1,027,458	$31,021,585
From net realized gain
Investor Class	$991,626	$1,210,582
Institutional Premium Class	1,239,731	1,492,265
Total	$2,231,357	$2,702,847
Fidelity Freedom Index 2050 Fund
From net investment income
Investor Class	$318,484	$11,874,898
Institutional Premium Class	569,486	16,870,632
Total	$887,970	$28,745,530
From net realized gain
Investor Class	$954,633	$2,042,020
Institutional Premium Class	1,366,766	2,826,424
Total	$2,321,399	$4,868,444
Fidelity Freedom Index 2055 Fund
From net investment income
Investor Class	$104,660	$4,545,026
Institutional Premium Class	173,480	5,286,003
Total	$278,140	$9,831,029
From net realized gain
Investor Class	$690,253	$559,064
Institutional Premium Class	817,836	633,891
Total	$1,508,089	$1,192,955
Fidelity Freedom Index 2060 Fund
From net investment income
Investor Class	$34,683	$1,127,154
Institutional Premium Class	39,903	972,830
Total	$74,586	$2,099,984
From net realized gain
Investor Class	$201,160	$237,021
Institutional Premium Class	192,862	185,457
Total	$394,022	$422,478

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018	Year ended March 31, 2018	Six months ended September 30, 2018	Year ended March 31, 2018
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	2,985,670	5,270,832	$35,447,909	$62,606,215
Reinvestment of distributions	95,185	211,431	1,130,453	2,504,402
Shares redeemed	(1,417,113)	(4,985,581)	(16,853,116)	(59,164,225)
Net increase (decrease)	1,663,742	496,682	$19,725,246	$5,946,392
Institutional Premium Class
Shares sold	2,679,601	4,123,153	$31,815,661	$48,941,669
Reinvestment of distributions	121,741	258,152	1,444,408	3,053,353
Shares redeemed	(1,889,258)	(3,126,138)	(22,450,149)	(37,038,010)
Net increase (decrease)	912,084	1,255,167	$10,809,920	$14,957,012
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	725,063	2,605,617	$9,765,626	$34,897,679
Reinvestment of distributions	13,483	80,794	180,942	1,077,418
Shares redeemed	(812,514)	(1,555,080)	(10,951,480)	(20,723,954)
Net increase (decrease)	(73,968)	1,131,331	$(1,004,912)	$15,251,143
Institutional Premium Class
Shares sold	474,675	1,311,524	$6,398,339	$17,485,786
Reinvestment of distributions	12,600	78,133	169,094	1,040,593
Shares redeemed	(388,584)	(1,061,065)	(5,235,283)	(14,160,597)
Net increase (decrease)	98,691	328,592	$1,332,150	$4,365,782
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	2,193,868	9,097,238	$31,534,893	$129,602,976
Reinvestment of distributions	113,465	422,300	1,623,689	5,966,009
Shares redeemed	(2,778,447)	(7,662,358)	(39,890,172)	(108,947,096)
Net increase (decrease)	(471,114)	1,857,180	$(6,731,590)	$26,621,889
Institutional Premium Class
Shares sold	1,902,429	6,289,496	$27,335,311	$89,722,927
Reinvestment of distributions	154,183	550,590	2,206,352	7,767,705
Shares redeemed	(2,171,406)	(5,293,191)	(31,238,141)	(75,105,289)
Net increase (decrease)	(114,794)	1,546,895	$(1,696,478)	$22,385,343
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	7,827,087	18,789,509	$118,372,237	$278,514,171
Reinvestment of distributions	104,151	793,802	1,571,643	11,845,144
Shares redeemed	(6,727,085)	(13,485,936)	(101,741,520)	(199,624,180)
Net increase (decrease)	1,204,153	6,097,375	$18,202,360	$90,735,135
Institutional Premium Class
Shares sold	6,407,678	9,699,686	$96,497,792	$143,909,496
Reinvestment of distributions	105,697	722,091	1,593,911	10,762,643
Shares redeemed	(5,163,224)	(9,775,693)	(78,129,502)	(144,360,287)
Net increase (decrease)	1,350,151	646,084	$19,962,201	$10,311,852
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	19,997,000	46,676,293	$319,659,890	$724,366,488
Reinvestment of distributions	208,933	1,900,549	3,324,116	29,918,887
Shares redeemed	(14,909,560)	(32,303,403)	(237,702,307)	(503,035,813)
Net increase (decrease)	5,296,373	16,273,439	$85,281,699	$251,249,562
Institutional Premium Class
Shares sold	21,973,501	35,691,973	$348,975,456	$555,197,499
Reinvestment of distributions	325,316	2,634,326	5,172,520	41,408,353
Shares redeemed	(18,263,999)	(27,129,181)	(291,313,477)	(419,854,988)
Net increase (decrease)	4,034,818	11,197,118	$62,834,499	$176,750,864
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	24,238,288	50,306,958	$412,067,181	$827,693,491
Reinvestment of distributions	183,210	1,818,856	3,101,738	30,448,676
Shares redeemed	(13,178,823)	(25,680,740)	(223,651,047)	(423,486,960)
Net increase (decrease)	11,242,675	26,445,074	$191,517,872	$434,655,207
Institutional Premium Class
Shares sold	23,743,190	28,457,247	$400,851,920	$468,684,110
Reinvestment of distributions	221,369	1,938,990	3,747,774	32,433,165
Shares redeemed	(9,661,622)	(12,997,440)	(164,162,819)	(213,762,707)
Net increase (decrease)	14,302,937	17,398,797	$240,436,875	$287,354,568
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	22,774,974	48,151,518	$409,728,775	$833,049,685
Reinvestment of distributions	150,605	1,853,302	2,698,838	32,734,769
Shares redeemed	(10,598,870)	(27,332,469)	(190,110,732)	(475,495,111)
Net increase (decrease)	12,326,709	22,672,351	$222,316,881	$390,289,343
Institutional Premium Class
Shares sold	22,331,516	36,473,271	$399,301,749	$631,777,090
Reinvestment of distributions	236,089	2,585,746	4,230,722	45,638,457
Shares redeemed	(11,004,444)	(14,679,369)	(197,555,605)	(252,581,131)
Net increase (decrease)	11,563,161	24,379,648	$205,976,866	$424,834,416
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	17,999,023	35,873,441	$345,298,672	$655,085,363
Reinvestment of distributions	35,884	1,238,632	685,733	23,270,096
Shares redeemed	(7,251,901)	(18,227,142)	(138,442,050)	(332,963,701)
Net increase (decrease)	10,783,006	18,884,931	$207,542,355	$345,391,758
Institutional Premium Class
Shares sold	15,328,236	21,221,516	$291,718,187	$386,744,447
Reinvestment of distributions	54,581	1,391,995	1,043,586	26,136,030
Shares redeemed	(5,312,991)	(8,196,588)	(102,027,704)	(148,462,948)
Net increase (decrease)	10,069,826	14,416,923	$190,734,069	$264,417,529
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	15,316,518	31,885,175	$296,378,368	$587,361,959
Reinvestment of distributions	68,333	1,150,478	1,316,771	21,773,814
Shares redeemed	(6,806,371)	(18,031,620)	(130,934,490)	(332,440,351)
Net increase (decrease)	8,578,480	15,004,033	$166,760,649	$276,695,422
Institutional Premium Class
Shares sold	14,102,672	26,478,063	$271,437,424	$486,695,318
Reinvestment of distributions	114,819	1,752,195	2,211,409	33,126,064
Shares redeemed	(7,426,675)	(10,558,906)	(142,999,970)	(192,228,150)
Net increase (decrease)	6,790,816	17,671,352	$130,648,863	$327,593,232
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	11,344,958	22,795,428	$221,116,014	$422,432,733
Reinvestment of distributions	70,517	787,814	1,368,017	14,967,831
Shares redeemed	(4,762,958)	(11,711,569)	(92,376,709)	(217,232,633)
Net increase (decrease)	6,652,517	11,871,673	$130,107,322	$220,167,931
Institutional Premium Class
Shares sold	10,611,037	16,857,917	$205,638,858	$311,218,678
Reinvestment of distributions	97,377	986,800	1,889,114	18,734,886
Shares redeemed	(3,546,653)	(5,325,846)	(69,055,044)	(97,515,024)
Net increase (decrease)	7,161,761	12,518,871	$138,472,928	$232,438,540
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	9,470,393	19,485,896	$185,317,891	$362,838,945
Reinvestment of distributions	65,265	733,407	1,272,014	13,906,968
Shares redeemed	(4,236,059)	(11,232,335)	(82,507,236)	(209,630,208)
Net increase (decrease)	5,299,599	8,986,968	$104,082,669	$167,115,705
Institutional Premium Class
Shares sold	10,906,679	19,205,023	$212,522,627	$357,353,233
Reinvestment of distributions	99,346	1,038,931	1,936,252	19,697,056
Shares redeemed	(5,443,675)	(6,421,264)	(105,847,098)	(118,465,640)
Net increase (decrease)	5,562,350	13,822,690	$108,611,781	$258,584,649
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	6,572,133	11,734,275	$101,544,657	$172,500,761
Reinvestment of distributions	51,612	338,818	794,313	5,101,760
Shares redeemed	(2,520,109)	(5,176,289)	(38,760,853)	(76,127,408)
Net increase (decrease)	4,103,636	6,896,804	$63,578,117	$101,475,113
Institutional Premium Class
Shares sold	7,029,533	9,594,512	$108,196,390	$140,660,073
Reinvestment of distributions	64,371	393,287	991,316	5,919,894
Shares redeemed	(1,708,400)	(2,733,034)	(26,419,706)	(39,756,753)
Net increase (decrease)	5,385,504	7,254,765	$82,768,000	$106,823,214
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	3,354,245	4,872,076	$42,309,145	$58,667,848
Reinvestment of distributions	18,776	111,693	235,265	1,361,004
Shares redeemed	(1,227,632)	(1,710,846)	(15,421,699)	(20,585,300)
Net increase (decrease)	2,145,389	3,272,923	$27,122,711	$39,443,552
Institutional Premium Class
Shares sold	3,469,190	4,305,772	$43,531,920	$51,680,005
Reinvestment of distributions	18,562	94,964	232,765	1,158,287
Shares redeemed	(896,586)	(957,866)	(11,226,962)	(11,538,248)
Net increase (decrease)	2,591,166	3,442,870	$32,537,723	$41,300,044

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2010 Fund	Fidelity Freedom Index 2015 Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fidelity Series Global ex U.S. Index Fund	-%	-%	11%	12%	18%	14%	16%
Fidelity Series Treasury Bill Index Fund	11%	18%	39%	20%	-%	-%	-%

Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index Income Fund
Fidelity Series Global ex U.S. Index Fund	10%	–%
Fidelity Series Treasury Bill Index Fund	–%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Treasury Bill Index Fund	100%
Fidelity Series Global ex U.S. Index Fund	100%
Fidelity Total Market Index Fund	25%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Fidelity Freedom Index Income Fund
Investor Class	.12%
Actual		$1,000.00	$1,014.20	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,015.30	$.35
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$1,020.30	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.06%
Actual		$1,000.00	$1,021.20	$.30
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$1,026.50	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.06%
Actual		$1,000.00	$1,027.30	$.30
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$1,032.70	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.06%
Actual		$1,000.00	$1,032.20	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2020 Fund
Investor Class	.11%
Actual		$1,000.00	$1,037.10	$.56
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.06%
Actual		$1,000.00	$1,036.60	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2025 Fund
Investor Class	.11%
Actual		$1,000.00	$1,040.80	$.56
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.06%
Actual		$1,000.00	$1,040.90	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2030 Fund
Investor Class	.11%
Actual		$1,000.00	$1,048.70	$.56
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,048.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom Index 2035 Fund
Investor Class	.11%
Actual		$1,000.00	$1,057.90	$.57
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,058.10	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom Index 2040 Fund
Investor Class	.11%
Actual		$1,000.00	$1,060.70	$.57
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,060.30	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom Index 2045 Fund
Investor Class	.11%
Actual		$1,000.00	$1,060.30	$.57
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,060.40	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom Index 2050 Fund
Investor Class	.11%
Actual		$1,000.00	$1,060.70	$.57
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,060.30	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom Index 2055 Fund
Investor Class	.11%
Actual		$1,000.00	$1,060.60	$.57
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,060.70	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom Index 2060 Fund
Investor Class	.11%
Actual		$1,000.00	$1,060.10	$.57
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.05%
Actual		$1,000.00	$1,061.00	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for each fund in June 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom Index® 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Freedom Index 2005 Fund

Freedom Index 2010 Fund

Freedom Index 2015 Fund

Freedom Index 2020 Fund

Freedom Index 2025 Fund

Freedom Index 2030 Fund

Freedom Index 2035 Fund

Freedom Index 2040 Fund

Freedom Index 2045 Fund

Freedom Index 2050 Fund

Freedom Index 2055 Fund

Freedom Index 2060 Fund

Freedom Index Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked equal to the median of its Total Mapped Group and below the median of its ASPG for 2017. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2017.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund ranked below the competitive median for 2017.

The Board further considered that FMR has contractually agreed to reimburse Investor Class and Institutional Premium Class of each fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests), as a percentage of their respective average net assets, exceed 0.14% and 0.08% through June 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FRX-SANN-1118
1.899267.108

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2018

Contents

Note to shareholder
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates are expected to be fully implemented by the end of 2018.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.0
Fidelity Series Government Money Market Fund 2.12%	18.5
Fidelity Series Inflation-Protected Bond Index Fund	12.9
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	2.7
Fidelity Series International Growth Fund	2.2
Fidelity Series International Value Fund	2.2
Fidelity Series Commodity Strategy Fund	1.9
Fidelity Series Intrinsic Opportunities Fund	1.7
88.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.2%
International Equity Funds	8.2%
Bond Funds	57.2%
Short-Term Funds	23.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.07% 11/1/18 to 11/29/18 (a)
(Cost $2,046,120)	2,050,000	2,045,940
	Shares	Value

Domestic Equity Funds - 11.2%
Fidelity Series All-Sector Equity Fund (b)	858,243	$11,680,686
Fidelity Series Blue Chip Growth Fund (b)	1,560,696	23,878,651
Fidelity Series Commodity Strategy Fund (b)	13,244,322	66,221,611
Fidelity Series Growth Company Fund (b)	2,389,870	48,299,268
Fidelity Series Intrinsic Opportunities Fund (b)	3,192,734	58,522,811
Fidelity Series Large Cap Stock Fund (b)	3,223,063	51,343,391
Fidelity Series Large Cap Value Index Fund (b)	1,082,077	14,283,418
Fidelity Series Opportunistic Insights Fund (b)	1,306,853	25,941,035
Fidelity Series Small Cap Discovery Fund (b)	556,478	6,761,204
Fidelity Series Small Cap Opportunities Fund (b)	1,423,282	20,908,009
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,935,156	38,802,766
Fidelity Series Value Discovery Fund (b)	2,009,660	27,512,252
TOTAL DOMESTIC EQUITY FUNDS
(Cost $276,504,143)		394,155,102

International Equity Funds - 8.2%
Fidelity Series Canada Fund (b)	694,311	7,505,503
Fidelity Series Emerging Markets Fund (b)	1,256,778	12,178,180
Fidelity Series Emerging Markets Opportunities Fund (b)	4,889,313	93,825,908
Fidelity Series International Growth Fund (b)	4,785,578	78,483,481
Fidelity Series International Small Cap Fund (b)	995,982	17,828,076
Fidelity Series International Value Fund (b)	7,413,802	77,993,198
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $211,566,464)		287,814,346

Bond Funds - 57.2%
Fidelity Series Emerging Markets Debt Fund (b)	2,751,836	26,224,993
Fidelity Series Floating Rate High Income Fund (b)	923,890	8,795,428
Fidelity Series High Income Fund (b)	4,996,399	48,015,395
Fidelity Series Inflation-Protected Bond Index Fund (b)	46,587,298	452,362,667
Fidelity Series International Credit Fund (b)	189,327	1,861,080
Fidelity Series Investment Grade Bond Fund (b)	119,477,891	1,301,114,228
Fidelity Series Long-Term Treasury Bond Index Fund (b)	19,022,011	156,741,370
Fidelity Series Real Estate Income Fund (b)	1,582,236	17,056,501
TOTAL BOND FUNDS
(Cost $2,027,662,368)		2,012,171,662

Short-Term Funds - 23.4%
Fidelity Cash Central Fund, 2.11% (c)	6,323,103	6,324,368
Fidelity Series Government Money Market Fund 2.12% (b)(d)	650,644,590	650,644,590
Fidelity Series Short-Term Credit Fund (b)	16,816,160	165,807,334
TOTAL SHORT-TERM FUNDS
(Cost $824,593,524)		822,776,292
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,342,372,619)		3,518,963,342
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,365,656)
NET ASSETS - 100%		$3,517,597,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	74	Dec. 2018	$7,309,350	$6,992	$6,992
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	302	Dec. 2018	15,850,470	306,292	306,292

TOTAL PURCHASED					313,284

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	120	Dec. 2018	17,514,000	(5,821)	(5,821)
TOTAL FUTURES CONTRACTS					$307,463

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,279.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,227
Total	$22,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,916,073	$--	$16,684,277	$--	$6,617,339	$(5,849,135)	$--
Fidelity Series All-Sector Equity Fund	30,551,376	115,455	21,947,241	--	4,831,585	(1,870,489)	11,680,686
Fidelity Series Blue Chip Growth Fund	31,582,362	2,352,394	13,043,656	2,230,117	4,900,631	(1,913,080)	23,878,651
Fidelity Series Canada Fund	9,334,390	35,276	2,424,341	--	38,184	521,994	7,505,503
Fidelity Series Commodity Strategy Fund	79,034,933	9,548,706	16,818,873	3,986,945	(7,468,813)	1,925,658	66,221,611
Fidelity Series Emerging Markets Debt Fund	28,508,764	902,235	1,638,828	816,946	(60,408)	(1,486,770)	26,224,993
Fidelity Series Emerging Markets Fund	--	12,208,821	--	--	--	(30,641)	12,178,180
Fidelity Series Emerging Markets Opportunities Fund	114,600,734	420,188	7,342,008	-	1,620,303	(15,473,309)	93,825,908
Fidelity Series Floating Rate High Income Fund	9,147,819	274,285	635,291	238,738	(20,985)	29,600	8,795,428
Fidelity Series Government Money Market Fund 2.12%	859,951,401	69,275,671	278,582,482	7,435,363	--	--	650,644,590
Fidelity Series Growth Company Fund	67,193,973	245,130	28,224,982	--	12,524,066	(3,438,919)	48,299,268
Fidelity Series High Income Fund	56,045,887	1,643,209	10,098,549	1,457,553	(391,510)	816,358	48,015,395
Fidelity Series Inflation-Protected Bond Index Fund	140,449,749	324,353,975	10,956,858	440,347	(194,602)	(1,289,597)	452,362,667
Fidelity Series International Credit Fund	1,872,196	23,073	15,354	23,073	(207)	(18,628)	1,861,080
Fidelity Series International Growth Fund	97,009,280	4,906,227	24,528,224	--	5,569,188	(4,472,990)	78,483,481
Fidelity Series International Small Cap Fund	24,130,987	722,091	6,131,344	--	1,086,699	(1,980,357)	17,828,076
Fidelity Series International Value Fund	95,143,387	2,872,788	19,256,243	--	2,026,684	(2,793,418)	77,993,198
Fidelity Series Intrinsic Opportunities Fund	78,260,126	2,885,114	24,344,665	2,589,390	6,363,540	(4,641,304)	58,522,811
Fidelity Series Investment Grade Bond Fund	1,414,325,467	30,307,343	127,389,060	19,355,296	(4,842,803)	(11,286,719)	1,301,114,228
Fidelity Series Large Cap Stock Fund	69,040,943	4,047,231	24,920,395	3,779,653	4,311,623	(1,136,011)	51,343,391
Fidelity Series Large Cap Value Index Fund	19,791,623	73,996	6,783,122	--	782,291	418,630	14,283,418
Fidelity Series Long-Term Treasury Bond Index Fund	78,600,027	106,098,031	22,416,953	1,345,713	(967,598)	(4,572,137)	156,741,370
Fidelity Series Opportunistic Insights Fund	34,616,831	133,023	12,971,038	--	5,678,589	(1,516,370)	25,941,035
Fidelity Series Real Estate Equity Fund	6,171,500	89,767	6,510,092	82,424	1,186,459	(937,634)	--
Fidelity Series Real Estate Income Fund	17,355,440	796,611	1,202,716	729,693	1,034	106,132	17,056,501
Fidelity Series Short-Term Credit Fund	211,429,964	3,118,161	48,731,013	2,306,640	(675,183)	665,405	165,807,334
Fidelity Series Small Cap Discovery Fund	9,419,231	587,510	3,144,728	551,769	470,284	(571,093)	6,761,204
Fidelity Series Small Cap Opportunities Fund	28,758,372	1,735,904	11,073,522	1,625,936	3,635,064	(2,147,809)	20,908,009
Fidelity Series Stock Selector Large Cap Value Fund	53,907,465	202,727	18,643,449	--	3,992,165	(656,142)	38,802,766
Fidelity Series Value Discovery Fund	38,314,030	143,770	12,952,582	--	3,272,501	(1,265,467)	27,512,252
	$3,720,464,330	$580,118,712	$779,411,886	$48,995,596	$54,286,120	$(64,864,242)	$3,510,593,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,045,940	$--	$2,045,940	$--
Domestic Equity Funds	394,155,102	394,155,102	--	--
International Equity Funds	287,814,346	287,814,346	--	--
Bond Funds	2,012,171,662	2,012,171,662	--	--
Short-Term Funds	822,776,292	822,776,292	--	--
Total Investments in Securities:	$3,518,963,342	$3,516,917,402	$2,045,940	$--
Derivative Instruments:
Assets
Futures Contracts	$313,284	$313,284	$--	$--
Total Assets	$313,284	$313,284	$--	$--
Liabilities
Futures Contracts	$(5,821)	$(5,821)	$--	$--
Total Liabilities	$(5,821)	$(5,821)	$--	$--
Total Derivative Instruments:	$307,463	$307,463	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$313,284	$(5,821)
Total Equity Risk	313,284	(5,821)
Total Value of Derivatives	$313,284	$(5,821)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,046,120)	$2,045,940
Fidelity Central Funds (cost $6,324,368)	6,324,368
Other affiliated issuers (cost $3,334,002,131)	3,510,593,034
Total Investment in Securities (cost $3,342,372,619)		$3,518,963,342
Receivable for investments sold		28,842,301
Receivable for fund shares sold		15,793,947
Distributions receivable from Fidelity Central Funds		9,284
Total assets		3,563,608,874
Liabilities
Payable for investments purchased	$26,867,605
Payable for fund shares redeemed	17,720,285
Accrued management fee	1,301,864
Payable for daily variation margin on futures contracts	121,434
Total liabilities		46,011,188
Net Assets		$3,517,597,686
Net Assets consist of:
Paid in capital		$3,277,238,597
Undistributed net investment income		10,820,928
Accumulated undistributed net realized gain (loss) on investments		52,639,975
Net unrealized appreciation (depreciation) on investments		176,898,186
Net Assets		$3,517,597,686
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,040,849,966 ÷ 176,249,126 shares)		$11.58
Class K:
Net Asset Value, offering price and redemption price per share ($1,388,227,944 ÷ 120,056,290 shares)		$11.56
Class K6:
Net Asset Value, offering price and redemption price per share ($88,519,776 ÷ 7,654,695 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$39,690,637
Interest		8,225
Income from Fidelity Central Funds		22,227
Total income		39,721,089
Expenses
Management fee	$8,016,172
Independent trustees' fees and expenses	8,900
Total expenses before reductions	8,025,072
Expense reductions	(54)
Total expenses after reductions		8,025,018
Net investment income (loss)		31,696,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(161)
Other affiliated issuers	54,286,120
Futures contracts	(909,660)
Capital gain distributions from underlying funds:
Affiliated issuers	9,304,959
Total net realized gain (loss)		62,681,258
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(163)
Affiliated issuers	(64,864,242)
Futures contracts	307,463
Total change in net unrealized appreciation (depreciation)		(64,556,942)
Net gain (loss)		(1,875,684)
Net increase (decrease) in net assets resulting from operations		$29,820,387

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,696,071	$54,568,700
Net realized gain (loss)	62,681,258	90,451,426
Change in net unrealized appreciation (depreciation)	(64,556,942)	(21,703,503)
Net increase (decrease) in net assets resulting from operations	29,820,387	123,316,623
Distributions to shareholders from net investment income	(26,350,776)	(51,949,454)
Distributions to shareholders from net realized gain	(38,860,177)	(67,440,706)
Total distributions	(65,210,953)	(119,390,160)
Share transactions - net increase (decrease)	(166,581,803)	1,577,891,442
Total increase (decrease) in net assets	(201,972,369)	1,581,817,905
Net Assets
Beginning of period	3,719,570,055	2,137,752,150
End of period	$3,517,597,686	$3,719,570,055
Other Information
Undistributed net investment income end of period	$10,820,928	$5,475,633

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$11.57	$11.26	$11.75	$11.86	$11.91
Income from Investment Operations
Net investment income (loss)A	.10	.18	.19	.21	.21	.16
Net realized and unrealized gain (loss)	–B	.38	.49	(.27)	.28	.30
Total from investment operations	.10	.56	.68	(.06)	.49	.46
Distributions from net investment income	(.08)	(.19)	(.20)C	(.21)	(.20)	(.16)
Distributions from net realized gain	(.12)	(.25)	(.17)C	(.22)	(.40)	(.35)
Total distributions	(.21)D	(.44)	(.37)	(.43)	(.60)	(.51)
Net asset value, end of period	$11.58	$11.69	$11.57	$11.26	$11.75	$11.86
Total ReturnE,F	.83%	4.86%	6.16%	(.45)%	4.31%	3.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	.46%I,J	.39%	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.46%I,J	.39%	-%	-%	-%	-%
Expenses net of all reductions	.46%I,J	.39%	-%	-%	-%	-%
Net investment income (loss)	1.73%I	1.57%	1.70%	1.86%	1.77%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,040,850	$2,111,741	$2,137,752	$2,184,994	$2,483,848	$1,935,210
Portfolio turnover rateH	32%I	17%L	31%	20%	26%L	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.123 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.10	.19
Net realized and unrealized gain (loss)	(.01)	.05
Total from investment operations	.09	.24
Distributions from net investment income	(.09)	(.16)
Distributions from net realized gain	(.12)	(.17)
Total distributions	(.21)	(.32)C
Net asset value, end of period	$11.56	$11.68
Total ReturnD,E	.78%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.42%H
Expenses net of fee waivers, if any	.41%H,I	.42%H
Expenses net of all reductions	.41%H,I	.42%H
Net investment income (loss)	1.78%H	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,388,228	$1,568,576
Portfolio turnover rateG	32%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.11	.18
Net realized and unrealized gain (loss)	(.01)	.15
Total from investment operations	.10	.33
Distributions from net investment income	(.09)	(.17)
Distributions from net realized gain	(.12)	(.17)
Total distributions	(.22)C	(.33)D
Net asset value, end of period	$11.56	$11.68
Total ReturnE,F	.83%	2.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.37%I	.37%I
Expenses net of fee waivers, if any	.37%I	.37%I
Expenses net of all reductions	.37%I	.37%I
Net investment income (loss)	1.83%I	1.91%I
Supplemental Data
Net assets, end of period (000 omitted)	$88,520	$39,253
Portfolio turnover rateH	32%I	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.123 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.8
Fidelity Series Government Money Market Fund 2.12%	15.0
Fidelity Series Inflation-Protected Bond Index Fund	11.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Growth Fund	3.1
Fidelity Series International Value Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.8
Fidelity Series Large Cap Stock Fund	2.5
83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.7%
International Equity Funds	11.0%
Bond Funds	52.2%
Short-Term Funds	19.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $548,923)	550,000	548,875
	Shares	Value

Domestic Equity Funds - 17.7%
Fidelity Series All-Sector Equity Fund (b)	419,751	$5,712,814
Fidelity Series Blue Chip Growth Fund (b)	739,407	11,312,923
Fidelity Series Commodity Strategy Fund (b)	3,872,246	19,361,232
Fidelity Series Growth Company Fund (b)	1,126,383	22,764,204
Fidelity Series Intrinsic Opportunities Fund (b)	1,504,862	27,584,116
Fidelity Series Large Cap Stock Fund (b)	1,520,594	24,223,069
Fidelity Series Large Cap Value Index Fund (b)	515,832	6,808,987
Fidelity Series Opportunistic Insights Fund (b)	618,895	12,285,070
Fidelity Series Small Cap Discovery Fund (b)	269,538	3,274,882
Fidelity Series Small Cap Opportunities Fund (b)	674,973	9,915,352
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,386,991	18,336,026
Fidelity Series Value Discovery Fund (b)	951,661	13,028,244
TOTAL DOMESTIC EQUITY FUNDS
(Cost $125,280,107)		174,606,919

International Equity Funds - 11.0%
Fidelity Series Canada Fund (b)	275,001	2,972,756
Fidelity Series Emerging Markets Fund (b)	444,311	4,305,378
Fidelity Series Emerging Markets Opportunities Fund (b)	1,777,470	34,109,656
Fidelity Series International Growth Fund (b)	1,835,426	30,100,992
Fidelity Series International Small Cap Fund (b)	394,580	7,062,991
Fidelity Series International Value Fund (b)	2,855,208	30,036,787
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $82,972,590)		108,588,560

Bond Funds - 52.2%
Fidelity Series Emerging Markets Debt Fund (b)	743,824	7,088,641
Fidelity Series Floating Rate High Income Fund (b)	254,282	2,420,762
Fidelity Series High Income Fund (b)	1,416,745	13,614,918
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,164,173	108,404,115
Fidelity Series International Credit Fund (b)	51,571	506,942
Fidelity Series Investment Grade Bond Fund (b)	30,629,278	333,552,834
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,545,446	45,694,477
Fidelity Series Real Estate Income Fund (b)	440,833	4,752,178
TOTAL BOND FUNDS
(Cost $534,508,047)		516,034,867

Short-Term Funds - 19.1%
Fidelity Cash Central Fund, 2.11% (c)	1,659,283	1,659,615
Fidelity Series Government Money Market Fund 2.12% (b)(d)	148,326,056	148,326,056
Fidelity Series Short-Term Credit Fund (b)	3,905,275	38,506,009
TOTAL SHORT-TERM FUNDS
(Cost $188,946,883)		188,491,680
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $932,256,550)		988,270,901
NET OTHER ASSETS (LIABILITIES) - 0.0%		(389,601)
NET ASSETS - 100%		$987,881,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	24	Dec. 2018	$2,370,600	$2,268	$2,268
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	88	Dec. 2018	4,618,680	90,385	90,384

TOTAL PURCHASED					92,652

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	48	Dec. 2018	7,005,600	(5,028)	(5,028)
TOTAL FUTURES CONTRACTS					$87,624

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $548,875.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,098
Total	$6,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$6,515,325	$--	$6,766,231	$--	$3,060,458	$(2,809,552)	$--
Fidelity Series All-Sector Equity Fund	12,530,153	323,580	8,401,825	--	638,590	622,316	5,712,814
Fidelity Series Blue Chip Growth Fund	12,953,358	1,402,783	4,184,724	1,047,213	1,473,388	(331,882)	11,312,923
Fidelity Series Canada Fund	3,443,587	90,826	769,911	--	11,026	197,228	2,972,756
Fidelity Series Commodity Strategy Fund	21,665,200	3,277,306	3,988,960	1,155,570	(3,206,008)	1,613,694	19,361,232
Fidelity Series Emerging Markets Debt Fund	7,599,846	385,829	483,923	219,233	(12,852)	(400,259)	7,088,641
Fidelity Series Emerging Markets Fund	--	4,318,466	--	--	--	(13,088)	4,305,378
Fidelity Series Emerging Markets Opportunities Fund	40,950,004	1,179,316	3,026,645	--	334,133	(5,327,152)	34,109,656
Fidelity Series Floating Rate High Income Fund	2,476,054	134,554	192,296	65,135	(1,837)	4,287	2,420,762
Fidelity Series Government Money Market Fund 2.12%	188,891,827	24,156,237	64,722,008	1,675,943	--	--	148,326,056
Fidelity Series Growth Company Fund	27,067,672	709,266	8,781,193	--	3,637,097	131,362	22,764,204
Fidelity Series High Income Fund	15,273,504	768,359	2,545,845	407,388	(93,139)	212,039	13,614,918
Fidelity Series Inflation-Protected Bond Index Fund	34,330,025	77,720,594	3,292,577	104,461	(109,818)	(244,109)	108,404,115
Fidelity Series International Credit Fund	511,877	6,308	6,093	6,308	(80)	(5,070)	506,942
Fidelity Series International Growth Fund	35,653,275	1,361,049	7,353,311	--	1,843,979	(1,404,000)	30,100,992
Fidelity Series International Small Cap Fund	8,838,106	321,958	1,773,378	--	370,877	(694,572)	7,062,991
Fidelity Series International Value Fund	35,085,401	929,268	5,760,831	--	447	(217,498)	30,036,787
Fidelity Series Intrinsic Opportunities Fund	32,312,650	2,084,749	7,442,081	1,214,527	733,664	(104,866)	27,584,116
Fidelity Series Investment Grade Bond Fund	357,195,577	15,703,190	35,256,473	4,918,970	(1,215,834)	(2,873,626)	333,552,834
Fidelity Series Large Cap Stock Fund	28,318,570	2,429,949	7,842,568	1,641,583	909,822	407,296	24,223,069
Fidelity Series Large Cap Value Index Fund	8,118,267	221,652	2,054,428	--	175,759	347,737	6,808,987
Fidelity Series Long-Term Treasury Bond Index Fund	21,896,394	30,282,437	4,886,938	392,361	(169,455)	(1,427,961)	45,694,477
Fidelity Series Opportunistic Insights Fund	14,197,365	387,487	4,045,102	--	1,535,896	209,424	12,285,070
Fidelity Series Real Estate Equity Fund	2,522,653	22,552	2,634,464	19,427	352,087	(262,828)	--
Fidelity Series Real Estate Income Fund	4,756,952	332,037	366,115	201,476	(833)	30,137	4,752,178
Fidelity Series Short-Term Credit Fund	46,349,875	1,780,739	9,623,590	515,426	(116,864)	115,849	38,506,009
Fidelity Series Small Cap Discovery Fund	3,862,917	331,020	870,333	226,894	97,568	(146,290)	3,274,882
Fidelity Series Small Cap Opportunities Fund	11,795,128	1,081,023	3,484,539	764,275	694,276	(170,536)	9,915,352
Fidelity Series Stock Selector Large Cap Value Fund	22,112,603	604,742	5,803,995	--	791,480	631,196	18,336,026
Fidelity Series Value Discovery Fund	15,714,129	429,039	3,972,779	--	449,096	408,759	13,028,244
	$1,022,938,294	$172,776,315	$210,333,156	$14,576,190	$12,182,923	$(11,501,965)	$986,062,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$548,875	$--	$548,875	$--
Domestic Equity Funds	174,606,919	174,606,919	--	--
International Equity Funds	108,588,560	108,588,560	--	--
Bond Funds	516,034,867	516,034,867	--	--
Short-Term Funds	188,491,680	188,491,680	--	--
Total Investments in Securities:	$988,270,901	$987,722,026	$548,875	$--
Derivative Instruments:
Assets
Futures Contracts	$92,652	$92,652	$--	$--
Total Assets	$92,652	$92,652	$--	$--
Liabilities
Futures Contracts	$(5,028)	$(5,028)	$--	$--
Total Liabilities	$(5,028)	$(5,028)	$--	$--
Total Derivative Instruments:	$87,624	$87,624	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$92,652	$(5,028)
Total Equity Risk	92,652	(5,028)
Total Value of Derivatives	$92,652	$(5,028)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $548,923)	$548,875
Fidelity Central Funds (cost $1,659,615)	1,659,615
Other affiliated issuers (cost $930,048,012)	986,062,411
Total Investment in Securities (cost $932,256,550)		$988,270,901
Cash		27,686
Receivable for investments sold		6,172,493
Receivable for fund shares sold		9,845,821
Distributions receivable from Fidelity Central Funds		2,443
Total assets		1,004,319,344
Liabilities
Payable for investments purchased	$5,482,681
Payable for fund shares redeemed	10,532,505
Accrued management fee	376,240
Payable for daily variation margin on futures contracts	46,618
Total liabilities		16,438,044
Net Assets		$987,881,300
Net Assets consist of:
Paid in capital		$910,955,558
Undistributed net investment income		8,096,776
Accumulated undistributed net realized gain (loss) on investments		12,726,991
Net unrealized appreciation (depreciation) on investments		56,101,975
Net Assets		$987,881,300
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($571,564,332 ÷ 45,945,798 shares)		$12.44
Class K:
Net Asset Value, offering price and redemption price per share ($386,290,515 ÷ 31,090,455 shares)		$12.42
Class K6:
Net Asset Value, offering price and redemption price per share ($30,026,453 ÷ 2,415,955 shares)		$12.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,376,153
Interest		2,543
Income from Fidelity Central Funds		6,098
Total income		10,384,794
Expenses
Management fee	$2,305,748
Independent trustees' fees and expenses	2,463
Total expenses before reductions	2,308,211
Expense reductions	(70)
Total expenses after reductions		2,308,141
Net investment income (loss)		8,076,653
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(32)
Other affiliated issuers	12,182,923
Futures contracts	(373,350)
Capital gain distributions from underlying funds:
Affiliated issuers	4,200,037
Total net realized gain (loss)		16,009,578
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(43)
Affiliated issuers	(11,501,965)
Futures contracts	87,624
Total change in net unrealized appreciation (depreciation)		(11,414,384)
Net gain (loss)		4,595,194
Net increase (decrease) in net assets resulting from operations		$12,671,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,076,653	$14,738,670
Net realized gain (loss)	16,009,578	30,625,628
Change in net unrealized appreciation (depreciation)	(11,414,384)	1,018,991
Net increase (decrease) in net assets resulting from operations	12,671,847	46,383,289
Distributions to shareholders from net investment income	(2,637,248)	(13,671,334)
Distributions to shareholders from net realized gain	(15,179,078)	(20,759,680)
Total distributions	(17,816,326)	(34,431,014)
Share transactions - net increase (decrease)	(29,634,052)	426,953,870
Total increase (decrease) in net assets	(34,778,531)	438,906,145
Net Assets
Beginning of period	1,022,659,831	583,753,686
End of period	$987,881,300	$1,022,659,831
Other Information
Undistributed net investment income end of period	$8,096,776	$2,657,371

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.20	$11.66	$12.24	$12.01	$11.53
Income from Investment Operations
Net investment income (loss)A	.10	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.06	.59	.71	(.34)	.40	.58
Total from investment operations	.16	.78	.91	(.12)	.62	.74
Distributions from net investment income	(.03)	(.18)	(.22)B	(.22)	(.23)	(.15)
Distributions from net realized gain	(.19)	(.30)	(.15)B	(.23)	(.17)	(.10)
Total distributions	(.22)	(.48)	(.37)	(.46)C	(.39)D	(.26)E
Net asset value, end of period	$12.44	$12.50	$12.20	$11.66	$12.24	$12.01
Total ReturnF,G	1.28%	6.43%	7.91%	(1.01)%	5.26%	6.43%
Ratios to Average Net AssetsH,I
Expenses before reductions	.48%J	.41%	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.48%J	.41%	-%	-%	-%	-%
Expenses net of all reductions	.48%J	.41%	-%	-%	-%	-%
Net investment income (loss)	1.58%J	1.52%	1.70%	1.87%	1.79%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$571,564	$590,056	$583,754	$580,726	$639,723	$668,987
Portfolio turnover rateI	34%J	23%L	31%	22%	23%	44%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

 K Amount represents less than $.005 per share.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.10	.21
Net realized and unrealized gain (loss)	.05	.15
Total from investment operations	.15	.36
Distributions from net investment income	(.03)	(.16)
Distributions from net realized gain	(.19)	(.19)
Total distributions	(.22)	(.35)
Net asset value, end of period	$12.42	$12.49
Total ReturnC,D	1.21%	2.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%G
Expenses net of fee waivers, if any	.43%G	.44%G
Expenses net of all reductions	.43%G	.44%G
Net investment income (loss)	1.64%G	2.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$386,291	$422,622
Portfolio turnover rateF	34%G	23%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.10	.20
Net realized and unrealized gain (loss)	.07	.29
Total from investment operations	.17	.49
Distributions from net investment income	(.04)	(.16)
Distributions from net realized gain	(.19)	(.19)
Total distributions	(.23)	(.36)C
Net asset value, end of period	$12.43	$12.49
Total ReturnD,E	1.34%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.38%H
Expenses net of fee waivers, if any	.37%H	.38%H
Expenses net of all reductions	.37%H	.38%H
Net investment income (loss)	1.69%H	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,026	$9,983
Portfolio turnover rateG	34%H	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.1
Fidelity Series Government Money Market Fund 2.12%	11.7
Fidelity Series Inflation-Protected Bond Index Fund	9.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.0
Fidelity Series International Value Fund	3.9
Fidelity Series International Growth Fund	3.9
Fidelity Series Large Cap Stock Fund	3.5
Fidelity Series Growth Company Fund	3.2
78.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.3%
International Equity Funds	13.8%
Bond Funds	46.9%
Short-Term Funds	14.9%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $4,309,407)	4,320,000	4,309,070
	Shares	Value

Domestic Equity Funds - 24.3%
Fidelity Series All-Sector Equity Fund (b)	3,812,876	$51,893,237
Fidelity Series Blue Chip Growth Fund (b)	6,597,640	100,943,885
Fidelity Series Commodity Strategy Fund (b)	24,645,939	123,229,693
Fidelity Series Growth Company Fund (b)	10,020,378	202,511,830
Fidelity Series Intrinsic Opportunities Fund (b)	13,428,098	246,137,030
Fidelity Series Large Cap Stock Fund (b)	13,535,206	215,615,835
Fidelity Series Large Cap Value Index Fund (b)	4,622,485	61,016,805
Fidelity Series Opportunistic Insights Fund (b)	5,521,417	109,600,136
Fidelity Series Small Cap Discovery Fund (b)	2,429,120	29,513,812
Fidelity Series Small Cap Opportunities Fund (b)	6,027,343	88,541,674
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,356,692	163,355,472
Fidelity Series Value Discovery Fund (b)	8,489,413	116,220,062
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,034,501,591)		1,508,579,471

International Equity Funds - 13.8%
Fidelity Series Canada Fund (b)	2,237,101	24,183,067
Fidelity Series Emerging Markets Fund (b)	2,676,477	25,935,067
Fidelity Series Emerging Markets Opportunities Fund (b)	13,889,539	266,540,245
Fidelity Series International Growth Fund (b)	14,717,387	241,365,148
Fidelity Series International Small Cap Fund (b)	3,217,762	57,597,941
Fidelity Series International Value Fund (b)	23,261,039	244,706,131
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $645,578,380)		860,327,599

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund (b)	4,671,644	44,520,764
Fidelity Series Floating Rate High Income Fund (b)	1,560,283	14,853,890
Fidelity Series High Income Fund (b)	8,986,621	86,361,428
Fidelity Series Inflation-Protected Bond Index Fund (b)	57,872,983	561,946,665
Fidelity Series International Credit Fund (b)	347,035	3,411,358
Fidelity Series Investment Grade Bond Fund (b)	171,882,124	1,871,796,329
Fidelity Series Long-Term Treasury Bond Index Fund (b)	36,342,844	299,465,037
Fidelity Series Real Estate Income Fund (b)	2,720,658	29,328,693
TOTAL BOND FUNDS
(Cost $3,013,964,424)		2,911,684,164

Short-Term Funds - 14.9%
Fidelity Cash Central Fund, 2.11% (c)	10,449,674	10,451,764
Fidelity Series Government Money Market Fund 2.12% (b)(d)	725,083,274	725,083,274
Fidelity Series Short-Term Credit Fund (b)	19,574,073	193,000,357
TOTAL SHORT-TERM FUNDS
(Cost $930,862,691)		928,535,395
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,629,216,493)		6,213,435,699
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,837,036)
NET ASSETS - 100%		$6,210,598,663

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	170	Dec. 2018	$16,791,750	$16,062	$16,062
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	690	Dec. 2018	36,214,650	701,623	701,623

TOTAL PURCHASED					717,685

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	373	Dec. 2018	54,439,350	(56,078)	(56,078)
TOTAL FUTURES CONTRACTS					$661,607

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,246,959.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,034
Total	$41,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$54,376,498	$2	$56,567,080	$--	$23,146,601	$(20,956,021)	$--
Fidelity Series All-Sector Equity Fund	104,338,689	142,565	63,245,555	--	6,739,679	3,917,859	51,893,237
Fidelity Series Blue Chip Growth Fund	107,885,174	9,571,563	25,469,308	9,418,055	9,382,474	(426,018)	100,943,885
Fidelity Series Canada Fund	27,093,349	35,848	4,597,144	--	80,354	1,570,660	24,183,067
Fidelity Series Commodity Strategy Fund	137,197,589	17,628,555	21,424,243	7,411,479	(12,115,316)	1,943,108	123,229,693
Fidelity Series Emerging Markets Debt Fund	48,296,926	1,438,936	2,591,766	1,387,040	(109,787)	(2,513,545)	44,520,764
Fidelity Series Emerging Markets Fund	--	26,014,737	--	--	--	(79,670)	25,935,067
Fidelity Series Emerging Markets Opportunities Fund	317,936,755	7,629,394	20,111,703	--	2,800,779	(41,714,980)	266,540,245
Fidelity Series Floating Rate High Income Fund	15,446,698	425,382	1,033,012	403,743	(42,046)	56,868	14,853,890
Fidelity Series Government Money Market Fund 2.12%	939,655,611	101,925,082	316,497,419	8,361,044	--	--	725,083,274
Fidelity Series Growth Company Fund	223,906,115	299,703	53,389,773	--	25,688,430	6,007,355	202,511,830
Fidelity Series High Income Fund	96,454,868	2,706,830	13,554,009	2,594,305	(561,419)	1,315,158	86,361,428
Fidelity Series Inflation-Protected Bond Index Fund	178,194,874	401,025,758	15,393,845	540,807	(725,022)	(1,155,100)	561,946,665
Fidelity Series International Credit Fund	3,431,541	42,292	27,952	42,290	(375)	(34,148)	3,411,358
Fidelity Series International Growth Fund	280,934,996	364,682	43,632,249	--	14,316,017	(10,618,298)	241,365,148
Fidelity Series International Small Cap Fund	69,606,079	1,327,875	10,790,607	--	3,208,646	(5,754,052)	57,597,941
Fidelity Series International Value Fund	276,230,918	364,680	30,540,985	--	1,301,162	(2,649,644)	244,706,131
Fidelity Series Intrinsic Opportunities Fund	270,386,197	11,254,573	40,362,721	10,890,050	3,820,323	1,038,658	246,137,030
Fidelity Series Investment Grade Bond Fund	2,054,586,502	31,367,263	190,897,443	27,937,353	(7,420,763)	(15,839,230)	1,871,796,329
Fidelity Series Large Cap Stock Fund	237,596,786	14,375,642	47,469,959	14,042,007	5,646,648	5,466,718	215,615,835
Fidelity Series Large Cap Value Index Fund	67,588,086	91,972	11,119,800	--	1,037,885	3,418,662	61,016,805
Fidelity Series Long-Term Treasury Bond Index Fund	140,751,002	187,086,796	17,807,500	2,801,879	(514,079)	(10,051,182)	299,465,037
Fidelity Series Opportunistic Insights Fund	118,254,820	162,955	23,557,539	--	10,352,028	4,387,872	109,600,136
Fidelity Series Real Estate Equity Fund	20,792,626	142,266	21,515,609	117,176	3,933,001	(3,352,284)	--
Fidelity Series Real Estate Income Fund	29,805,115	1,295,676	1,957,655	1,254,330	101,713	83,844	29,328,693
Fidelity Series Short-Term Credit Fund	230,191,316	2,867,077	40,055,309	2,546,712	(564,132)	561,405	193,000,357
Fidelity Series Small Cap Discovery Fund	32,169,764	1,928,944	4,176,144	1,883,849	405,377	(814,129)	29,513,812
Fidelity Series Small Cap Opportunities Fund	98,250,232	7,014,990	20,651,145	6,878,847	5,002,322	(1,074,725)	88,541,674
Fidelity Series Stock Selector Large Cap Value Fund	184,075,787	251,770	33,072,920	--	7,257,308	4,843,527	163,355,472
Fidelity Series Value Discovery Fund	130,831,369	178,467	22,070,434	--	5,600,160	1,680,500	116,220,062
	$6,496,266,282	$828,962,275	$1,153,580,828	$98,510,966	$107,767,968	$(80,740,832)	$6,198,674,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,309,070	$--	$4,309,070	$--
Domestic Equity Funds	1,508,579,471	1,508,579,471	--	--
International Equity Funds	860,327,599	860,327,599	--	--
Bond Funds	2,911,684,164	2,911,684,164	--	--
Short-Term Funds	928,535,395	928,535,395	--	--
Total Investments in Securities:	$6,213,435,699	$6,209,126,629	$4,309,070	$--
Derivative Instruments:
Assets
Futures Contracts	$717,685	$717,685	$--	$--
Total Assets	$717,685	$717,685	$--	$--
Liabilities
Futures Contracts	$(56,078)	$(56,078)	$--	$--
Total Liabilities	$(56,078)	$(56,078)	$--	$--
Total Derivative Instruments:	$661,607	$661,607	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$717,685	$(56,078)
Total Equity Risk	717,685	(56,078)
Total Value of Derivatives	$717,685	$(56,078)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,309,407)	$4,309,070
Fidelity Central Funds (cost $10,451,764)	10,451,764
Other affiliated issuers (cost $5,614,455,322)	6,198,674,865
Total Investment in Securities (cost $5,629,216,493)		$6,213,435,699
Receivable for investments sold		25,395,869
Receivable for fund shares sold		43,423,852
Distributions receivable from Fidelity Central Funds		15,258
Other receivables		93,931
Total assets		6,282,364,609
Liabilities
Payable for investments purchased	$23,412,225
Payable for fund shares redeemed	45,312,623
Accrued management fee	2,592,155
Payable for daily variation margin on futures contracts	355,010
Other payables and accrued expenses	93,933
Total liabilities		71,765,946
Net Assets		$6,210,598,663
Net Assets consist of:
Paid in capital		$5,453,599,612
Undistributed net investment income		45,776,812
Accumulated undistributed net realized gain (loss) on investments		126,341,426
Net unrealized appreciation (depreciation) on investments		584,880,813
Net Assets		$6,210,598,663
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,912,850,518 ÷ 246,545,650 shares)		$15.87
Class K:
Net Asset Value, offering price and redemption price per share ($2,141,312,975 ÷ 135,032,714 shares)		$15.86
Class K6:
Net Asset Value, offering price and redemption price per share ($156,435,170 ÷ 9,869,361 shares)		$15.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$61,624,998
Interest		17,873
Income from Fidelity Central Funds		41,034
Total income		61,683,905
Expenses
Management fee	$15,920,645
Independent trustees' fees and expenses	15,661
Total expenses before reductions	15,936,306
Expense reductions	(38)
Total expenses after reductions		15,936,268
Net investment income (loss)		45,747,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(160)
Other affiliated issuers	107,767,968
Futures contracts	(2,468,390)
Capital gain distributions from underlying funds:
Affiliated issuers	36,885,968
Total net realized gain (loss)		142,185,386
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(308)
Affiliated issuers	(80,740,832)
Futures contracts	661,607
Total change in net unrealized appreciation (depreciation)		(80,079,533)
Net gain (loss)		62,105,853
Net increase (decrease) in net assets resulting from operations		$107,853,490

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,747,637	$95,597,195
Net realized gain (loss)	142,185,386	280,325,462
Change in net unrealized appreciation (depreciation)	(80,079,533)	13,024,260
Net increase (decrease) in net assets resulting from operations	107,853,490	388,946,917
Distributions to shareholders from net investment income	(13,644,925)	(93,275,651)
Distributions to shareholders from net realized gain	(139,801,282)	(192,908,815)
Total distributions	(153,446,207)	(286,184,466)
Share transactions - net increase (decrease)	(238,158,638)	2,254,227,956
Total increase (decrease) in net assets	(283,751,355)	2,356,990,407
Net Assets
Beginning of period	6,494,350,018	4,137,359,611
End of period	$6,210,598,663	$6,494,350,018
Other Information
Undistributed net investment income end of period	$45,776,812	$13,674,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$15.56	$14.75	$15.75	$15.51	$14.67
Income from Investment Operations
Net investment income (loss)A	.11	.24	.26	.28	.28	.22
Net realized and unrealized gain (loss)	.16	.95	1.08	(.50)	.62	.99
Total from investment operations	.27	1.19	1.34	(.22)	.90	1.21
Distributions from net investment income	(.03)	(.23)	(.26)	(.29)	(.29)	(.21)
Distributions from net realized gain	(.35)	(.54)	(.26)	(.49)	(.36)	(.16)
Total distributions	(.38)	(.77)	(.53)B	(.78)	(.66)C	(.37)
Net asset value, end of period	$15.87	$15.98	$15.56	$14.75	$15.75	$15.51
Total ReturnD,E	1.71%	7.74%	9.27%	(1.42)%	5.91%	8.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H,I	.44%	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.52%H,I	.44%	-%	-%	-%	-%
Expenses net of all reductions	.52%H,I	.44%	-%	-%	-%	-%
Net investment income (loss)	1.41%H	1.47%	1.69%	1.86%	1.81%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$3,912,851	$4,038,370	$4,137,360	$4,271,151	$4,940,590	$5,419,921
Portfolio turnover rateG	26%H	19%K	23%	17%	18%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.12	.27
Net realized and unrealized gain (loss)	.15	.31
Total from investment operations	.27	.58
Distributions from net investment income	(.04)	(.22)
Distributions from net realized gain	(.35)	(.35)
Total distributions	(.38)C	(.57)
Net asset value, end of period	$15.86	$15.97
Total ReturnD,E	1.72%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.47%H
Expenses net of fee waivers, if any	.46%H	.47%H
Expenses net of all reductions	.46%H	.47%H
Net investment income (loss)	1.48%H	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,141,313	$2,396,182
Portfolio turnover rateG	26%H	19%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.347 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.12	.27
Net realized and unrealized gain (loss)	.15	.50
Total from investment operations	.27	.77
Distributions from net investment income	(.05)	(.22)
Distributions from net realized gain	(.35)	(.35)
Total distributions	(.39)C	(.57)
Net asset value, end of period	$15.85	$15.97
Total ReturnD,E	1.72%	4.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.40%H
Expenses net of fee waivers, if any	.39%H	.40%H
Expenses net of all reductions	.39%H	.40%H
Net investment income (loss)	1.54%H	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$156,435	$59,797
Portfolio turnover rateG	26%H	19%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.347 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.4
Fidelity Series Government Money Market Fund 2.12%	8.9
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Intrinsic Opportunities Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Large Cap Stock Fund	4.5
Fidelity Series Growth Company Fund	4.2
75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	16.4%
Bond Funds	41.3%
Short-Term Funds	11.4%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $6,963,454)	6,980,000	6,962,914
	Shares	Value

Domestic Equity Funds - 30.8%
Fidelity Series All-Sector Equity Fund (b)	7,658,881	$104,237,365
Fidelity Series Blue Chip Growth Fund (b)	13,099,158	200,417,110
Fidelity Series Commodity Strategy Fund (b)	38,185,260	190,926,300
Fidelity Series Growth Company Fund (b)	19,881,835	401,811,889
Fidelity Series Intrinsic Opportunities Fund (b)	26,628,510	488,100,596
Fidelity Series Large Cap Stock Fund (b)	26,863,876	427,941,546
Fidelity Series Large Cap Value Index Fund (b)	9,184,646	121,237,328
Fidelity Series Opportunistic Insights Fund (b)	10,962,366	217,602,974
Fidelity Series Small Cap Discovery Fund (b)	4,752,915	57,747,920
Fidelity Series Small Cap Opportunities Fund (b)	11,968,751	175,820,954
Fidelity Series Stock Selector Large Cap Value Fund (b)	24,529,834	324,284,401
Fidelity Series Value Discovery Fund (b)	16,856,316	230,762,968
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,013,102,833)		2,940,891,351

International Equity Funds - 16.4%
Fidelity Series Canada Fund (b)	4,212,192	45,533,790
Fidelity Series Emerging Markets Fund (b)	2,124,534	20,586,736
Fidelity Series Emerging Markets Opportunities Fund (b)	24,635,965	472,764,169
Fidelity Series International Growth Fund (b)	27,776,770	455,539,033
Fidelity Series International Small Cap Fund (b)	6,080,028	108,832,500
Fidelity Series International Value Fund (b)	43,901,453	461,843,287
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,161,992,869)		1,565,099,515

Bond Funds - 41.3%
Fidelity Series Emerging Markets Debt Fund (b)	6,862,234	65,397,088
Fidelity Series Floating Rate High Income Fund (b)	2,348,381	22,356,586
Fidelity Series High Income Fund (b)	14,013,876	134,673,346
Fidelity Series Inflation-Protected Bond Index Fund (b)	69,490,388	674,751,670
Fidelity Series International Credit Fund (b)	527,686	5,187,152
Fidelity Series Investment Grade Bond Fund (b)	231,533,682	2,521,401,798
Fidelity Series Long-Term Treasury Bond Index Fund (b)	56,905,913	468,904,720
Fidelity Series Real Estate Income Fund (b)	4,047,514	43,632,202
TOTAL BOND FUNDS
(Cost $4,044,757,529)		3,936,304,562

Short-Term Funds - 11.4%
Fidelity Cash Central Fund, 2.11% (c)	13,952,759	13,955,550
Fidelity Series Government Money Market Fund 2.12% (b)(d)	843,781,001	843,781,001
Fidelity Series Short-Term Credit Fund (b)	23,286,742	229,607,272
TOTAL SHORT-TERM FUNDS
(Cost $1,090,261,051)		1,087,343,823
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,317,077,736)		9,536,602,165
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,222,720)
NET ASSETS - 100%		$9,532,379,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,504	Dec. 2018	$78,937,440	$1,452,217	$1,452,217
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	633	Dec. 2018	92,386,350	(110,178)	(110,178)
TOTAL FUTURES CONTRACTS					$1,342,039

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,755,063.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,713
Total	$56,713

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$105,566,561	$1	$109,407,302	$--	$40,106,846	$(36,266,106)	$--
Fidelity Series All-Sector Equity Fund	202,550,169	165,642	119,273,752	--	17,821,865	2,973,441	104,237,365
Fidelity Series Blue Chip Growth Fund	209,424,941	18,861,866	44,822,850	18,683,697	16,415,893	537,260	200,417,110
Fidelity Series Canada Fund	50,695,921	44,480	8,302,451	--	150,419	2,945,421	45,533,790
Fidelity Series Commodity Strategy Fund	214,500,126	26,473,497	34,262,949	11,474,253	(14,531,977)	(1,252,397)	190,926,300
Fidelity Series Emerging Markets Debt Fund	72,411,618	2,115,267	5,219,690	2,061,854	(192,210)	(3,717,897)	65,397,088
Fidelity Series Emerging Markets Fund	--	20,647,008	--	--	--	(60,272)	20,586,736
Fidelity Series Emerging Markets Opportunities Fund	567,323,168	19,277,116	44,269,796	--	4,838,181	(74,404,500)	472,764,169
Fidelity Series Floating Rate High Income Fund	23,739,962	637,234	2,042,272	614,954	(82,549)	104,211	22,356,586
Fidelity Series Government Money Market Fund 2.12%	1,087,835,535	130,846,320	374,900,854	9,813,245	--	--	843,781,001
Fidelity Series Growth Company Fund	432,334,504	327,473	92,082,102	--	42,975,194	18,256,820	401,811,889
Fidelity Series High Income Fund	148,415,499	4,173,453	19,083,941	4,057,611	(765,770)	1,934,105	134,673,346
Fidelity Series Inflation-Protected Bond Index Fund	199,093,014	500,074,055	21,995,353	632,749	(549,352)	(1,870,694)	674,751,670
Fidelity Series International Credit Fund	5,270,239	64,952	95,017	64,949	(1,322)	(51,700)	5,187,152
Fidelity Series International Growth Fund	522,861,176	447,505	74,893,359	--	24,509,876	(17,386,165)	455,539,033
Fidelity Series International Small Cap Fund	130,259,302	2,410,977	19,170,077	--	5,779,036	(10,446,738)	108,832,500
Fidelity Series International Value Fund	517,007,350	447,500	53,572,606	--	3,710,775	(5,749,732)	461,843,287
Fidelity Series Intrinsic Opportunities Fund	526,008,710	21,994,978	69,121,942	21,592,356	6,511,770	2,707,080	488,100,596
Fidelity Series Investment Grade Bond Fund	2,839,330,215	40,597,523	326,746,479	38,121,432	(14,687,457)	(17,092,004)	2,521,401,798
Fidelity Series Large Cap Stock Fund	468,089,078	27,655,756	89,839,128	27,279,056	6,297,421	15,738,419	427,941,546
Fidelity Series Large Cap Value Index Fund	131,206,403	101,894	18,797,821	--	2,088,173	6,638,679	121,237,328
Fidelity Series Long-Term Treasury Bond Index Fund	222,582,675	287,217,527	24,286,590	4,814,374	(548,000)	(16,060,892)	468,904,720
Fidelity Series Opportunistic Insights Fund	229,538,880	178,725	40,742,237	--	16,518,077	12,109,529	217,602,974
Fidelity Series Real Estate Equity Fund	40,229,865	286,682	41,604,622	251,884	6,843,030	(5,754,955)	--
Fidelity Series Real Estate Income Fund	45,268,860	1,945,253	3,877,160	1,878,975	225,064	70,185	43,632,202
Fidelity Series Short-Term Credit Fund	266,092,890	3,150,871	39,632,397	2,916,475	(544,484)	540,392	229,607,272
Fidelity Series Small Cap Discovery Fund	62,450,884	3,708,234	7,624,147	3,648,644	713,232	(1,500,283)	57,747,920
Fidelity Series Small Cap Opportunities Fund	190,744,879	13,804,967	36,025,212	13,648,437	8,560,808	(1,264,488)	175,820,954
Fidelity Series Stock Selector Large Cap Value Fund	357,360,316	278,813	56,973,360	--	11,923,124	11,695,508	324,284,401
Fidelity Series Value Discovery Fund	253,985,129	197,475	37,652,579	--	9,584,673	4,648,270	230,762,968
	$10,122,177,869	$1,128,133,044	$1,816,318,045	$161,554,945	$193,670,336	$(111,979,503)	$9,515,683,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,962,914	$--	$6,962,914	$--
Domestic Equity Funds	2,940,891,351	2,940,891,351	--	--
International Equity Funds	1,565,099,515	1,565,099,515	--	--
Bond Funds	3,936,304,562	3,936,304,562	--	--
Short-Term Funds	1,087,343,823	1,087,343,823	--	--
Total Investments in Securities:	$9,536,602,165	$9,529,639,251	$6,962,914	$--
Derivative Instruments:
Assets
Futures Contracts	$1,452,217	$1,452,217	$--	$--
Total Assets	$1,452,217	$1,452,217	$--	$--
Liabilities
Futures Contracts	$(110,178)	$(110,178)	$--	$--
Total Liabilities	$(110,178)	$(110,178)	$--	$--
Total Derivative Instruments:	$1,342,039	$1,342,039	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,452,217	$(110,178)
Total Equity Risk	1,452,217	(110,178)
Total Value of Derivatives	$1,452,217	$(110,178)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,963,454)	$6,962,914
Fidelity Central Funds (cost $13,955,550)	13,955,550
Other affiliated issuers (cost $8,296,158,732)	9,515,683,701
Total Investment in Securities (cost $8,317,077,736)		$9,536,602,165
Receivable for investments sold		19,451,157
Receivable for fund shares sold		151,139,181
Distributions receivable from Fidelity Central Funds		20,143
Total assets		9,707,212,646
Liabilities
Payable for investments purchased	$15,312,677
Payable for fund shares redeemed	154,742,851
Accrued management fee	4,235,571
Payable for daily variation margin on futures contracts	542,102
Total liabilities		174,833,201
Net Assets		$9,532,379,445
Net Assets consist of:
Paid in capital		$8,004,819,143
Undistributed net investment income		62,789,082
Accumulated undistributed net realized gain (loss) on investments		243,904,752
Net unrealized appreciation (depreciation) on investments		1,220,866,468
Net Assets		$9,532,379,445
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,221,028,753 ÷ 393,516,799 shares)		$13.27
Class K:
Net Asset Value, offering price and redemption price per share ($3,944,021,176 ÷ 297,621,143 shares)		$13.25
Class K6:
Net Asset Value, offering price and redemption price per share ($367,329,516 ÷ 27,706,572 shares)		$13.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$89,189,405
Interest		27,693
Income from Fidelity Central Funds		56,713
Total income		89,273,811
Expenses
Management fee	$26,301,567
Independent trustees' fees and expenses	24,338
Total expenses before reductions	26,325,905
Expense reductions	(55)
Total expenses after reductions		26,325,850
Net investment income (loss)		62,947,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(192)
Other affiliated issuers	193,670,336
Futures contracts	(4,911,076)
Capital gain distributions from underlying funds:
Affiliated issuers	72,365,540
Total net realized gain (loss)		261,124,608
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(496)
Affiliated issuers	(111,979,503)
Futures contracts	1,342,039
Total change in net unrealized appreciation (depreciation)		(110,637,960)
Net gain (loss)		150,486,648
Net increase (decrease) in net assets resulting from operations		$213,434,609

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,947,961	$141,540,775
Net realized gain (loss)	261,124,608	463,661,846
Change in net unrealized appreciation (depreciation)	(110,637,960)	46,350,154
Net increase (decrease) in net assets resulting from operations	213,434,609	651,552,775
Distributions to shareholders from net investment income	(16,218,290)	(138,935,375)
Distributions to shareholders from net realized gain	(243,245,554)	(291,414,799)
Total distributions	(259,463,844)	(430,350,174)
Share transactions - net increase (decrease)	(540,504,439)	4,570,397,075
Total increase (decrease) in net assets	(586,533,674)	4,791,599,676
Net Assets
Beginning of period	10,118,913,119	5,327,313,443
End of period	$9,532,379,445	$10,118,913,119
Other Information
Undistributed net investment income end of period	$62,789,082	$16,059,411

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.33	$12.82	$12.03	$12.92	$12.91	$12.28
Income from Investment Operations
Net investment income (loss)A	.08	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.21	.97	1.04	(.46)	.57	.91
Total from investment operations	.29	1.16	1.25	(.23)	.80	1.09
Distributions from net investment income	(.02)	(.19)	(.21)	(.23)	(.25)	(.18)
Distributions from net realized gain	(.32)	(.46)	(.24)	(.43)	(.54)	(.28)
Total distributions	(.35)B	(.65)	(.46)C	(.66)	(.79)	(.46)
Net asset value, end of period	$13.27	$13.33	$12.82	$12.03	$12.92	$12.91
Total ReturnD,E	2.16%	9.15%	10.63%	(1.83)%	6.42%	8.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.48%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.57%H	.48%	-%	-%	-%	-%
Expenses net of all reductions	.57%H	.48%	-%	-%	-%	-%
Net investment income (loss)	1.24%H	1.40%	1.69%	1.87%	1.83%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,221,029	$5,380,580	$5,327,313	$5,354,142	$6,056,161	$6,388,485
Portfolio turnover rateG	23%H	23%J	21%	17%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.324 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than $.005 per share.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.09	.22
Net realized and unrealized gain (loss)	.20	.34
Total from investment operations	.29	.56
Distributions from net investment income	(.02)	(.18)
Distributions from net realized gain	(.32)	(.29)
Total distributions	(.35)C	(.46)D
Net asset value, end of period	$13.25	$13.31
Total ReturnE,F	2.17%	4.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.51%I,J
Expenses net of fee waivers, if any	.50%I	.51%I,J
Expenses net of all reductions	.50%I	.51%I,J
Net investment income (loss)	1.31%I	2.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,944,021	$4,624,065
Portfolio turnover rateH	23%I	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.324 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.09	.21
Net realized and unrealized gain (loss)	.21	.55
Total from investment operations	.30	.76
Distributions from net investment income	(.03)	(.18)
Distributions from net realized gain	(.32)	(.29)
Total distributions	(.36)C	(.47)
Net asset value, end of period	$13.26	$13.32
Total ReturnD,E	2.24%	5.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	.42%H
Expenses net of fee waivers, if any	.41%H	.42%H
Expenses net of all reductions	.41%H	.42%H
Net investment income (loss)	1.40%H	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$367,330	$114,268
Portfolio turnover rateG	23%H	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.324 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.4
Fidelity Series Government Money Market Fund 2.12%	6.7
Fidelity Series Intrinsic Opportunities Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Growth Company Fund	5.0
73.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.0%
International Equity Funds	18.8%
Bond Funds	36.5%
Short-Term Funds	8.7%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $20,684,518)	20,740,000	20,682,973
	Shares	Value

Domestic Equity Funds - 36.0%
Fidelity Series All-Sector Equity Fund (b)	27,901,675	$379,741,798
Fidelity Series Blue Chip Growth Fund (b)	47,180,854	721,867,065
Fidelity Series Commodity Strategy Fund (b)	115,360,190	576,800,948
Fidelity Series Growth Company Fund (b)	71,744,072	1,449,947,705
Fidelity Series Intrinsic Opportunities Fund (b)	95,774,150	1,755,540,176
Fidelity Series Large Cap Stock Fund (b)	96,968,323	1,544,705,386
Fidelity Series Large Cap Value Index Fund (b)	33,002,026	435,626,739
Fidelity Series Opportunistic Insights Fund (b)	39,499,537	784,065,805
Fidelity Series Small Cap Discovery Fund (b)	16,912,504	205,486,924
Fidelity Series Small Cap Opportunities Fund (b)	43,090,956	633,006,149
Fidelity Series Stock Selector Large Cap Value Fund (b)	88,498,465	1,169,949,712
Fidelity Series Value Discovery Fund (b)	60,755,485	831,742,593
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,381,363,828)		10,488,481,000

International Equity Funds - 18.8%
Fidelity Series Canada Fund (b)	15,702,480	169,743,805
Fidelity Series Emerging Markets Fund (b)	4,980,307	48,259,173
Fidelity Series Emerging Markets Opportunities Fund (b)	85,388,757	1,638,610,256
Fidelity Series International Growth Fund (b)	97,581,000	1,600,328,399
Fidelity Series International Small Cap Fund (b)	21,324,242	381,703,938
Fidelity Series International Value Fund (b)	154,295,465	1,623,188,288
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,160,105,513)		5,461,833,859

Bond Funds - 36.5%
Fidelity Series Emerging Markets Debt Fund (b)	20,245,743	192,941,935
Fidelity Series Floating Rate High Income Fund (b)	7,073,863	67,343,177
Fidelity Series High Income Fund (b)	43,144,010	414,613,939
Fidelity Series Inflation-Protected Bond Index Fund (b)	155,310,033	1,508,060,418
Fidelity Series International Credit Fund (b)	1,792,036	17,615,710
Fidelity Series Investment Grade Bond Fund (b)	625,929,878	6,816,376,369
Fidelity Series Long-Term Treasury Bond Index Fund (b)	177,442,343	1,462,124,903
Fidelity Series Real Estate Income Fund (b)	12,447,953	134,188,936
TOTAL BOND FUNDS
(Cost $10,980,191,105)		10,613,265,387

Short-Term Funds - 8.7%
Fidelity Cash Central Fund, 2.11% (c)	42,140,236	42,148,664
Fidelity Series Government Money Market Fund 2.12% (b)(d)	1,944,540,655	1,944,540,655
Fidelity Series Short-Term Credit Fund (b)	55,059,947	542,891,082
TOTAL SHORT-TERM FUNDS
(Cost $2,536,671,980)		2,529,580,401
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $25,079,016,944)		29,113,843,620
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,640,031)
NET ASSETS - 100%		$29,099,203,589

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,535	Dec. 2018	$238,019,475	$4,376,008	$4,376,008
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,796	Dec. 2018	262,126,200	(307,900)	(307,900)
TOTAL FUTURES CONTRACTS					$4,068,108

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,053,430.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$162,964
Total	$162,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$360,400,417	$18	$373,452,465	$--	$134,660,262	$(121,608,232)	$--
Fidelity Series All-Sector Equity Fund	691,515,664	5,912,990	390,346,648	--	47,833,809	24,825,983	379,741,798
Fidelity Series Blue Chip Growth Fund	714,854,503	73,434,189	123,409,663	67,214,282	43,462,382	13,525,654	721,867,065
Fidelity Series Canada Fund	169,349,670	648,026	10,636,089	--	129,982	10,252,216	169,743,805
Fidelity Series Commodity Strategy Fund	638,248,050	78,993,185	92,859,241	34,628,683	(45,876,779)	(1,704,267)	576,800,948
Fidelity Series Emerging Markets Debt Fund	209,218,641	6,706,916	11,624,759	6,022,733	(499,589)	(10,859,274)	192,941,935
Fidelity Series Emerging Markets Fund	--	48,402,903	--	--	--	(143,730)	48,259,173
Fidelity Series Emerging Markets Opportunities Fund	1,848,959,268	123,491,002	102,599,769	--	(746,065)	(230,494,180)	1,638,610,256
Fidelity Series Floating Rate High Income Fund	69,635,549	2,114,433	4,473,612	1,829,305	(122,884)	189,691	67,343,177
Fidelity Series Government Money Market Fund 2.12%	2,454,122,385	321,786,452	831,368,182	22,641,479	--	--	1,944,540,655
Fidelity Series Growth Company Fund	1,469,022,731	5,359,767	237,023,800	--	93,373,769	119,215,238	1,449,947,705
Fidelity Series High Income Fund	434,030,687	13,681,073	36,622,814	12,260,125	(1,265,562)	4,790,555	414,613,939
Fidelity Series Inflation-Protected Bond Index Fund	347,776,727	1,194,769,059	28,339,402	1,379,976	(648,563)	(5,497,403)	1,508,060,418
Fidelity Series International Credit Fund	17,926,241	220,920	351,103	220,920	(4,832)	(175,516)	17,615,710
Fidelity Series International Growth Fund	1,737,696,795	6,165,398	168,803,959	--	43,054,241	(17,784,076)	1,600,328,399
Fidelity Series International Small Cap Fund	434,859,065	12,224,124	49,635,188	--	9,108,149	(24,852,212)	381,703,938
Fidelity Series International Value Fund	1,726,630,081	6,581,315	104,401,927	--	3,185,545	(8,806,726)	1,623,188,288
Fidelity Series Intrinsic Opportunities Fund	1,772,722,653	84,228,130	130,872,669	77,651,229	11,980,201	17,481,861	1,755,540,176
Fidelity Series Investment Grade Bond Fund	7,589,645,384	130,699,952	818,830,011	102,923,588	(43,165,455)	(41,973,501)	6,816,376,369
Fidelity Series Large Cap Stock Fund	1,614,989,603	102,266,670	248,681,205	96,277,444	10,554,794	65,575,524	1,544,705,386
Fidelity Series Large Cap Value Index Fund	448,080,326	1,673,594	44,586,413	--	4,293,345	26,165,887	435,626,739
Fidelity Series Long-Term Treasury Bond Index Fund	665,667,185	883,693,252	35,609,154	13,856,674	(144,171)	(51,482,209)	1,462,124,903
Fidelity Series Opportunistic Insights Fund	783,485,090	2,927,703	101,693,495	--	27,776,159	71,570,348	784,065,805
Fidelity Series Real Estate Equity Fund	138,627,411	1,050,429	143,649,574	919,961	17,526,868	(13,555,134)	--
Fidelity Series Real Estate Income Fund	135,680,911	6,271,124	8,623,823	5,733,380	(24,741)	885,465	134,188,936
Fidelity Series Short-Term Credit Fund	587,623,481	8,924,659	53,652,115	6,544,973	(659,181)	654,238	542,891,082
Fidelity Series Small Cap Discovery Fund	213,189,712	13,443,747	18,319,251	12,594,460	814,202	(3,641,486)	205,486,924
Fidelity Series Small Cap Opportunities Fund	651,074,180	51,481,288	92,958,343	49,078,326	15,604,718	7,804,306	633,006,149
Fidelity Series Stock Selector Large Cap Value Fund	1,220,429,926	4,574,271	137,418,773	--	5,123,409	77,240,879	1,169,949,712
Fidelity Series Value Discovery Fund	867,290,850	5,047,119	90,171,026	--	16,315,887	33,259,763	831,742,593
	$30,012,753,186	$3,196,773,708	$4,491,014,473	$511,777,538	$391,639,900	$(59,140,338)	$29,051,011,983

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$20,682,973	$--	$20,682,973	$--
Domestic Equity Funds	10,488,481,000	10,488,481,000	--	--
International Equity Funds	5,461,833,859	5,461,833,859	--	--
Bond Funds	10,613,265,387	10,613,265,387	--	--
Short-Term Funds	2,529,580,401	2,529,580,401	--	--
Total Investments in Securities:	$29,113,843,620	$29,093,160,647	$20,682,973	$--
Derivative Instruments:
Assets
Futures Contracts	$4,376,008	$4,376,008	$--	$--
Total Assets	$4,376,008	$4,376,008	$--	$--
Liabilities
Futures Contracts	$(307,900)	$(307,900)	$--	$--
Total Liabilities	$(307,900)	$(307,900)	$--	$--
Total Derivative Instruments:	$4,068,108	$4,068,108	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,376,008	$(307,900)
Total Equity Risk	4,376,008	(307,900)
Total Value of Derivatives	$4,376,008	$(307,900)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,684,518)	$20,682,973
Fidelity Central Funds (cost $42,148,664)	42,148,664
Other affiliated issuers (cost $25,016,183,762)	29,051,011,983
Total Investment in Securities (cost $25,079,016,944)		$29,113,843,620
Receivable for investments sold		37,923,786
Receivable for fund shares sold		514,747,929
Distributions receivable from Fidelity Central Funds		60,894
Other receivables		212,156
Total assets		29,666,788,385
Liabilities
Payable for investments purchased	$33,203,900
Payable for fund shares redeemed	518,888,158
Accrued management fee	13,626,759
Payable for daily variation margin on futures contracts	1,653,823
Other payables and accrued expenses	212,156
Total liabilities		567,584,796
Net Assets		$29,099,203,589
Net Assets consist of:
Paid in capital		$24,306,599,649
Undistributed net investment income		169,346,562
Accumulated undistributed net realized gain (loss) on investments		584,362,594
Net unrealized appreciation (depreciation) on investments		4,038,894,784
Net Assets		$29,099,203,589
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,864,323,624 ÷ 779,070,636 shares)		$16.51
Class K:
Net Asset Value, offering price and redemption price per share ($14,833,133,079 ÷ 899,112,347 shares)		$16.50
Class K6:
Net Asset Value, offering price and redemption price per share ($1,401,746,886 ÷ 84,913,068 shares)		$16.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$253,523,770
Interest		86,552
Income from Fidelity Central Funds		162,964
Total income		253,773,286
Expenses
Management fee	$83,688,050
Independent trustees' fees and expenses	72,715
Total expenses before reductions	83,760,765
Expense reductions	(13)
Total expenses after reductions		83,760,752
Net investment income (loss)		170,012,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(181)
Other affiliated issuers	391,639,900
Futures contracts	(15,516,827)
Capital gain distributions from underlying funds:
Affiliated issuers	258,253,768
Total net realized gain (loss)		634,376,660
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,416)
Affiliated issuers	(59,140,338)
Futures contracts	4,068,108
Total change in net unrealized appreciation (depreciation)		(55,073,646)
Net gain (loss)		579,303,014
Net increase (decrease) in net assets resulting from operations		$749,315,548

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,012,534	$395,829,727
Net realized gain (loss)	634,376,660	1,249,079,495
Change in net unrealized appreciation (depreciation)	(55,073,646)	265,229,829
Net increase (decrease) in net assets resulting from operations	749,315,548	1,910,139,051
Distributions to shareholders from net investment income	(35,844,885)	(388,661,235)
Distributions to shareholders from net realized gain	(703,638,216)	(719,753,000)
Total distributions	(739,483,101)	(1,108,414,235)
Share transactions - net increase (decrease)	(912,760,404)	16,921,166,403
Total increase (decrease) in net assets	(902,927,957)	17,722,891,219
Net Assets
Beginning of period	30,002,131,546	12,279,240,327
End of period	$29,099,203,589	$30,002,131,546
Other Information
Undistributed net investment income end of period	$169,346,562	$35,178,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.51	$15.70	$14.63	$15.76	$15.81	$14.94
Income from Investment Operations
Net investment income (loss)A	.09	.22	.25	.28	.28	.23
Net realized and unrealized gain (loss)	.32	1.34	1.40	(.60)	.73	1.22
Total from investment operations	.41	1.56	1.65	(.32)	1.01	1.45
Distributions from net investment income	(.02)	(.22)	(.26)	(.28)	(.29)	(.23)
Distributions from net realized gain	(.39)	(.52)	(.32)	(.53)	(.77)	(.36)
Total distributions	(.41)	(.75)B	(.58)	(.81)	(1.06)	(.58)C
Net asset value, end of period	$16.51	$16.51	$15.70	$14.63	$15.76	$15.81
Total ReturnD,E	2.50%	10.01%	11.57%	(2.10)%	6.71%	9.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.52%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.61%H	.52%	-%	-%	-%	-%
Expenses net of all reductions	.61%H	.52%	-%	-%	-%	-%
Net investment income (loss)	1.10%H	1.34%	1.69%	1.83%	1.83%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$12,864,324	$12,916,078	$12,279,240	$11,732,980	$12,868,898	$13,343,983
Portfolio turnover rateG	22%H	21%J	19%	17%	17%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.10	.27
Net realized and unrealized gain (loss)	.32	.50
Total from investment operations	.42	.77
Distributions from net investment income	(.02)	(.21)
Distributions from net realized gain	(.39)	(.31)
Total distributions	(.41)	(.52)
Net asset value, end of period	$16.50	$16.49
Total ReturnC,D	2.57%	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.54%G
Expenses net of fee waivers, if any	.53%G	.54%G
Expenses net of all reductions	.53%G	.54%G
Net investment income (loss)	1.18%G	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,833,133	$16,611,072
Portfolio turnover rateF	22%G	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.10	.24
Net realized and unrealized gain (loss)	.33	.79
Total from investment operations	.43	1.03
Distributions from net investment income	(.03)	(.22)
Distributions from net realized gain	(.39)	(.31)
Total distributions	(.42)	(.53)
Net asset value, end of period	$16.51	$16.50
Total ReturnC,D	2.64%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%G
Expenses net of fee waivers, if any	.43%G	.44%G
Expenses net of all reductions	.43%G	.44%G
Net investment income (loss)	1.28%G	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,401,747	$474,981
Portfolio turnover rateF	22%G	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.8
Fidelity Series Intrinsic Opportunities Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series International Value Fund	6.2
Fidelity Series International Growth Fund	6.2
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series Growth Company Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Government Money Market Fund 2.12%	4.6
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.9%
International Equity Funds	20.9%
Bond Funds	32.2%
Short-Term Funds	6.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $19,442,444)	19,490,000	19,440,982
	Shares	Value

Domestic Equity Funds - 40.9%
Fidelity Series All-Sector Equity Fund (b)	30,302,311	$412,414,456
Fidelity Series Blue Chip Growth Fund (b)	50,976,342	779,938,038
Fidelity Series Commodity Strategy Fund (b)	110,170,047	550,850,234
Fidelity Series Growth Company Fund (b)	77,589,531	1,568,084,421
Fidelity Series Intrinsic Opportunities Fund (b)	102,930,239	1,886,711,284
Fidelity Series Large Cap Stock Fund (b)	104,879,975	1,670,737,995
Fidelity Series Large Cap Value Index Fund (b)	35,606,853	470,010,462
Fidelity Series Opportunistic Insights Fund (b)	42,684,373	847,284,803
Fidelity Series Small Cap Discovery Fund (b)	18,261,335	221,875,223
Fidelity Series Small Cap Opportunities Fund (b)	46,547,929	683,789,084
Fidelity Series Stock Selector Large Cap Value Fund (b)	95,699,550	1,265,148,047
Fidelity Series Value Discovery Fund (b)	65,662,320	898,917,161
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,187,698,363)		11,255,761,208

International Equity Funds - 20.9%
Fidelity Series Canada Fund (b)	16,156,197	174,648,485
Fidelity Series Emerging Markets Fund (b)	5,764,656	55,859,521
Fidelity Series Emerging Markets Opportunities Fund (b)	89,442,930	1,716,409,834
Fidelity Series International Growth Fund (b)	103,044,534	1,689,930,355
Fidelity Series International Small Cap Fund (b)	22,449,718	401,849,944
Fidelity Series International Value Fund (b)	162,577,898	1,710,319,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,533,831,290)		5,749,017,629

Bond Funds - 32.2%
Fidelity Series Emerging Markets Debt Fund (b)	18,481,956	176,133,041
Fidelity Series Floating Rate High Income Fund (b)	6,637,878	63,192,596
Fidelity Series High Income Fund (b)	40,188,331	386,209,861
Fidelity Series Inflation-Protected Bond Index Fund (b)	115,530,452	1,121,800,684
Fidelity Series International Credit Fund (b)	1,540,231	15,140,469
Fidelity Series Investment Grade Bond Fund (b)	501,829,516	5,464,923,433
Fidelity Series Long-Term Treasury Bond Index Fund (b)	184,541,040	1,520,618,174
Fidelity Series Real Estate Income Fund (b)	11,609,758	125,153,191
TOTAL BOND FUNDS
(Cost $9,171,160,909)		8,873,171,449

Short-Term Funds - 6.0%
Fidelity Cash Central Fund, 2.11% (c)	41,037,700	41,045,907
Fidelity Series Government Money Market Fund 2.12% (b)(d)	1,253,497,910	1,253,497,910
Fidelity Series Short-Term Credit Fund (b)	37,391,811	368,683,260
TOTAL SHORT-TERM FUNDS
(Cost $1,668,019,128)		1,663,227,077
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $23,580,152,134)		27,560,618,345
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,682,467)
NET ASSETS - 100%		$27,545,935,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,728	Dec. 2018	$195,664,080	$3,633,712	$3,633,712
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,696	Dec. 2018	247,531,200	(288,162)	(288,162)
TOTAL FUTURES CONTRACTS					$3,345,550

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,876,324.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$153,942
Total	$153,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$366,746,530	$384	$382,199,252	$--	$139,134,622	$(123,682,284)	$--
Fidelity Series All-Sector Equity Fund	705,221,492	15,551,846	384,070,279	--	36,458,834	39,252,563	412,414,456
Fidelity Series Blue Chip Growth Fund	728,890,637	88,795,941	94,156,576	72,350,827	22,684,036	33,724,000	779,938,038
Fidelity Series Canada Fund	169,257,716	3,477,368	8,571,760	--	116,918	10,368,243	174,648,485
Fidelity Series Commodity Strategy Fund	582,964,326	81,295,478	68,462,613	32,961,333	(28,404,874)	(16,542,083)	550,850,234
Fidelity Series Emerging Markets Debt Fund	184,835,032	8,877,984	7,483,112	5,408,566	(411,653)	(9,685,210)	176,133,041
Fidelity Series Emerging Markets Fund	--	55,960,024	--	--	--	(100,503)	55,859,521
Fidelity Series Emerging Markets Opportunities Fund	1,817,196,161	193,452,530	63,823,094	--	(3,018,174)	(227,397,589)	1,716,409,834
Fidelity Series Floating Rate High Income Fund	62,801,027	3,130,310	2,803,707	1,683,568	(63,140)	128,106	63,192,596
Fidelity Series Government Money Market Fund 2.12%	1,735,916,271	172,279,209	654,697,570	15,253,300	--	--	1,253,497,910
Fidelity Series Growth Company Fund	1,493,068,097	31,322,027	177,032,286	--	36,615,397	184,111,186	1,568,084,421
Fidelity Series High Income Fund	387,878,745	18,504,114	23,389,205	11,220,336	(589,516)	3,805,723	386,209,861
Fidelity Series Inflation-Protected Bond Index Fund	222,364,297	911,178,259	6,827,308	988,660	(23,267)	(4,891,297)	1,121,800,684
Fidelity Series International Credit Fund	15,496,785	191,690	392,105	190,980	(5,113)	(150,788)	15,140,469
Fidelity Series International Growth Fund	1,728,455,734	43,212,609	108,064,363	--	15,054,172	11,272,203	1,689,930,355
Fidelity Series International Small Cap Fund	431,342,797	8,755,526	21,742,015	--	1,443,936	(17,950,300)	401,849,944
Fidelity Series International Value Fund	1,725,207,204	62,987,330	73,295,750	--	(538,505)	(4,040,789)	1,710,319,490
Fidelity Series Intrinsic Opportunities Fund	1,796,627,752	121,591,534	59,030,567	83,401,306	1,578,802	25,943,763	1,886,711,284
Fidelity Series Investment Grade Bond Fund	5,978,177,564	195,897,113	641,768,213	81,796,113	(28,536,206)	(38,846,825)	5,464,923,433
Fidelity Series Large Cap Stock Fund	1,631,361,660	135,740,643	174,727,221	101,329,164	6,575,880	71,787,033	1,670,737,995
Fidelity Series Large Cap Value Index Fund	457,041,989	9,676,985	28,662,009	--	999,171	30,954,326	470,010,462
Fidelity Series Long-Term Treasury Bond Index Fund	610,405,640	976,089,648	14,154,094	14,920,890	(230,741)	(51,492,279)	1,520,618,174
Fidelity Series Opportunistic Insights Fund	798,825,062	17,066,251	71,713,173	--	5,365,848	97,740,815	847,284,803
Fidelity Series Real Estate Equity Fund	142,057,130	1,088,209	147,363,842	964,911	10,969,915	(6,751,412)	--
Fidelity Series Real Estate Income Fund	121,846,965	8,009,657	5,442,189	5,285,335	(80,098)	818,856	125,153,191
Fidelity Series Short-Term Credit Fund	397,592,784	13,176,053	42,081,652	4,455,640	(495,834)	491,909	368,683,260
Fidelity Series Small Cap Discovery Fund	217,412,216	17,811,259	10,236,357	13,071,975	(155,699)	(2,956,196)	221,875,223
Fidelity Series Small Cap Opportunities Fund	663,854,507	66,759,576	69,193,679	52,816,971	8,136,431	14,232,249	683,789,084
Fidelity Series Stock Selector Large Cap Value Fund	1,244,944,162	26,153,549	91,381,663	--	9,787	85,422,212	1,265,148,047
Fidelity Series Value Discovery Fund	884,624,024	18,724,436	56,090,981	--	716,663	50,943,019	898,917,161
Total	$27,302,414,306	$3,306,757,542	$3,488,856,635	$498,099,875	$223,307,592	$156,508,651	$27,500,131,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$19,440,982	$--	$19,440,982	$--
Domestic Equity Funds	11,255,761,208	11,255,761,208	--	--
International Equity Funds	5,749,017,629	5,749,017,629	--	--
Bond Funds	8,873,171,449	8,873,171,449	--	--
Short-Term Funds	1,663,227,077	1,663,227,077	--	--
Total Investments in Securities:	$27,560,618,345	$27,541,177,363	$19,440,982	$--
Derivative Instruments:
Assets
Futures Contracts	$3,633,712	$3,633,712	$--	$--
Total Assets	$3,633,712	$3,633,712	$--	$--
Liabilities
Futures Contracts	$(288,162)	$(288,162)	$--	$--
Total Liabilities	$(288,162)	$(288,162)	$--	$--
Total Derivative Instruments:	$3,345,550	$3,345,550	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,633,712	$(288,162)
Total Equity Risk	3,633,712	(288,162)
Total Value of Derivatives	$3,633,712	$(288,162)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,442,444)	$19,440,982
Fidelity Central Funds (cost $41,045,907)	41,045,907
Other affiliated issuers (cost $23,519,663,783)	27,500,131,456
Total Investment in Securities (cost $23,580,152,134)		$27,560,618,345
Receivable for investments sold		45,676,268
Receivable for fund shares sold		629,791,752
Distributions receivable from Fidelity Central Funds		58,853
Total assets		28,236,145,218
Liabilities
Payable for investments purchased	$52,497,661
Payable for fund shares redeemed	622,403,206
Accrued management fee	13,618,137
Payable for daily variation margin on futures contracts	1,690,336
Total liabilities		690,209,340
Net Assets		$27,545,935,878
Net Assets consist of:
Paid in capital		$22,983,958,524
Undistributed net investment income		140,625,726
Accumulated undistributed net realized gain (loss) on investments		437,539,867
Net unrealized appreciation (depreciation) on investments		3,983,811,761
Net Assets		$27,545,935,878
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($11,181,853,747 ÷ 775,112,675 shares)		$14.43
Class K:
Net Asset Value, offering price and redemption price per share ($14,621,522,701 ÷ 1,014,803,262 shares)		$14.41
Class K6:
Net Asset Value, offering price and redemption price per share ($1,742,559,430 ÷ 120,774,335 shares)		$14.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$222,419,803
Interest		86,188
Income from Fidelity Central Funds		153,942
Total income		222,659,933
Expenses
Management fee	$82,393,147
Independent trustees' fees and expenses	66,851
Total expenses before reductions	82,459,998
Expense reductions	(12)
Total expenses after reductions		82,459,986
Net investment income (loss)		140,199,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	153
Other affiliated issuers	223,307,592
Futures contracts	(16,107,477)
Capital gain distributions from underlying funds:
Affiliated issuers	275,680,072
Total net realized gain (loss)		482,880,340
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,345)
Affiliated issuers	156,508,651
Futures contracts	3,345,550
Total change in net unrealized appreciation (depreciation)		159,852,856
Net gain (loss)		642,733,196
Net increase (decrease) in net assets resulting from operations		$782,933,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,199,947	$338,806,701
Net realized gain (loss)	482,880,340	1,044,395,111
Change in net unrealized appreciation (depreciation)	159,852,856	390,546,666
Net increase (decrease) in net assets resulting from operations	782,933,143	1,773,748,478
Distributions to shareholders from net investment income	(20,792,240)	(337,178,441)
Distributions to shareholders from net realized gain	(610,170,349)	(559,307,494)
Total distributions	(630,962,589)	(896,485,935)
Share transactions - net increase (decrease)	102,036,675	16,650,118,805
Total increase (decrease) in net assets	254,007,229	17,527,381,348
Net Assets
Beginning of period	27,291,928,649	9,764,547,301
End of period	$27,545,935,878	$27,291,928,649
Other Information
Undistributed net investment income end of period	$140,625,726	$21,218,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.50	$12.49	$13.51	$13.49	$12.58
Income from Investment Operations
Net investment income (loss)A	.07	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	.34	1.26	1.30	(.54)	.69	1.30
Total from investment operations	.41	1.44	1.51	(.32)	.93	1.50
Distributions from net investment income	(.01)	(.18)	(.21)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.32)	(.41)	(.29)	(.47)	(.66)	(.39)
Total distributions	(.33)	(.59)	(.50)	(.70)	(.91)	(.59)
Net asset value, end of period	$14.43	$14.35	$13.50	$12.49	$13.51	$13.49
Total ReturnB,C	2.88%	10.81%	12.46%	(2.50)%	7.23%	12.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%F	.56%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.65%F	.56%G	-%	-%	-%	-%
Expenses net of all reductions	.65%F	.56%G	-%	-%	-%	-%
Net investment income (loss)	.96%F	1.28%	1.66%	1.75%	1.81%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$11,181,854	$10,923,217	$9,764,547	$8,717,568	$9,054,681	$8,865,153
Portfolio turnover rateD	24%F	18%I	19%	17%	19%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.08	.23
Net realized and unrealized gain (loss)	.33	.50
Total from investment operations	.41	.73
Distributions from net investment income	(.01)	(.18)
Distributions from net realized gain	(.32)	(.24)
Total distributions	(.33)	(.42)
Net asset value, end of period	$14.41	$14.33
Total ReturnC,D	2.89%	5.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G	.58%G,H
Expenses net of fee waivers, if any	.57%G	.58%G,H
Expenses net of all reductions	.57%G	.58%G,H
Net investment income (loss)	1.05%G	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,621,523	$15,743,238
Portfolio turnover rateE	24%G	18%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.08	.21
Net realized and unrealized gain (loss)	.34	.76
Total from investment operations	.42	.97
Distributions from net investment income	(.02)	(.19)
Distributions from net realized gain	(.32)	(.24)
Total distributions	(.34)	(.42)C
Net asset value, end of period	$14.43	$14.35
Total ReturnD,E	2.96%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.46%H,I
Expenses net of fee waivers, if any	.45%H	.46%H,I
Expenses net of all reductions	.45%H	.46%H,I
Net investment income (loss)	1.16%H	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,742,559	$625,475
Portfolio turnover rateF	24%H	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	14.8
Fidelity Series Intrinsic Opportunities Fund	8.3
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Growth Company Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	4.0
74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	24.4%
Bond Funds	23.8%
Short-Term Funds	2.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.11% 10/4/18 to 12/6/18 (a)
(Cost $25,205,940)	25,260,000	25,204,030
	Shares	Value

Domestic Equity Funds - 49.7%
Fidelity Series All-Sector Equity Fund (b)	44,050,276	$599,524,254
Fidelity Series Blue Chip Growth Fund (b)	74,555,783	1,140,703,474
Fidelity Series Commodity Strategy Fund (b)	130,252,240	651,261,198
Fidelity Series Growth Company Fund (b)	112,903,677	2,281,783,314
Fidelity Series Intrinsic Opportunities Fund (b)	148,507,834	2,722,148,603
Fidelity Series Large Cap Stock Fund (b)	152,593,102	2,430,808,108
Fidelity Series Large Cap Value Index Fund (b)	51,897,098	685,041,696
Fidelity Series Opportunistic Insights Fund (b)	62,381,585	1,238,274,464
Fidelity Series Small Cap Discovery Fund (b)	26,055,621	316,575,795
Fidelity Series Small Cap Opportunities Fund (b)	68,156,053	1,001,212,413
Fidelity Series Stock Selector Large Cap Value Fund (b)	138,308,669	1,828,440,603
Fidelity Series Value Discovery Fund (b)	95,556,105	1,308,163,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,819,275,843)		16,203,936,994

International Equity Funds - 24.4%
Fidelity Series Canada Fund (b)	21,948,698	237,265,422
Fidelity Series Emerging Markets Fund (b)	3,400,900	32,954,720
Fidelity Series Emerging Markets Opportunities Fund (b)	121,836,204	2,338,036,755
Fidelity Series International Growth Fund (b)	144,054,803	2,362,498,763
Fidelity Series International Small Cap Fund (b)	31,288,983	560,072,787
Fidelity Series International Value Fund (b)	229,310,702	2,412,348,583
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,346,733,407)		7,943,177,030

Bond Funds - 23.8%
Fidelity Series Emerging Markets Debt Fund (b)	21,165,377	201,706,044
Fidelity Series Floating Rate High Income Fund (b)	7,555,495	71,928,312
Fidelity Series High Income Fund (b)	46,272,752	444,681,144
Fidelity Series Inflation-Protected Bond Index Fund (b)	20,070,118	194,880,847
Fidelity Series International Credit Fund (b)	1,508,083	14,824,460
Fidelity Series Investment Grade Bond Fund (b)	444,336,171	4,838,820,902
Fidelity Series Long-Term Treasury Bond Index Fund (b)	223,360,988	1,840,494,539
Fidelity Series Real Estate Income Fund (b)	13,346,860	143,879,149
TOTAL BOND FUNDS
(Cost $8,004,673,099)		7,751,215,397

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (c)	54,688,497	54,699,435
Fidelity Series Government Money Market Fund 2.12% (b)(d)	547,321,333	547,321,333
Fidelity Series Short-Term Credit Fund (b)	8,973,065	88,474,421
TOTAL SHORT-TERM FUNDS
(Cost $691,463,657)		690,495,189
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,887,351,946)		32,614,028,640
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(18,581,786)
NET ASSETS - 100%		$32,595,446,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	773	Dec. 2018	$76,353,075	$73,036	$73,036
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,316	Dec. 2018	279,010,260	4,533,104	4,533,104

TOTAL PURCHASED					4,606,140

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,691	Dec. 2018	392,751,450	(576,670)	(576,670)
TOTAL FUTURES CONTRACTS					$4,029,470

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,259,827.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$221,630
Total	$221,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$523,652,000	$24	$549,343,064	$--	$200,853,736	$(175,162,696)	$--
Fidelity Series All-Sector Equity Fund	1,006,674,195	22,105,224	537,576,734	--	51,276,421	57,045,148	599,524,254
Fidelity Series Blue Chip Growth Fund	1,040,466,499	129,307,574	107,580,334	105,831,273	22,646,957	55,862,778	1,140,703,474
Fidelity Series Canada Fund	235,908,154	5,112,459	18,402,531	--	335,871	14,311,469	237,265,422
Fidelity Series Commodity Strategy Fund	678,337,536	83,335,244	57,285,341	38,971,319	(23,483,368)	(29,642,873)	651,261,198
Fidelity Series Emerging Markets Debt Fund	210,639,143	10,437,695	7,837,060	6,179,255	(361,124)	(11,172,610)	201,706,044
Fidelity Series Emerging Markets Fund	--	32,487,281	--	--	--	467,439	32,954,720
Fidelity Series Emerging Markets Opportunities Fund	2,446,367,661	279,033,917	77,551,712	--	(3,375,147)	(306,437,964)	2,338,036,755
Fidelity Series Floating Rate High Income Fund	71,095,281	3,685,608	2,927,236	1,911,057	(32,913)	107,572	71,928,312
Fidelity Series Government Money Market Fund 2.12%	457,362,031	226,160,805	136,201,503	4,916,975	--	--	547,321,333
Fidelity Series Growth Company Fund	2,122,560,480	47,163,873	203,105,725	--	28,314,903	286,849,783	2,281,783,314
Fidelity Series High Income Fund	444,355,054	22,105,175	25,461,784	12,910,808	(746,610)	4,429,309	444,681,144
Fidelity Series Inflation-Protected Bond Index Fund	247,162,137	53,553,459	106,574,704	394,032	(2,173,611)	2,913,566	194,880,847
Fidelity Series International Credit Fund	15,086,864	185,988	296,613	185,928	(4,075)	(147,704)	14,824,460
Fidelity Series International Growth Fund	2,382,946,699	51,248,291	108,273,033	--	11,295,639	25,281,167	2,362,498,763
Fidelity Series International Small Cap Fund	594,583,372	12,662,974	24,214,228	--	1,226,184	(24,185,515)	560,072,787
Fidelity Series International Value Fund	2,404,694,160	106,423,632	92,694,257	--	(1,050,685)	(5,024,267)	2,412,348,583
Fidelity Series Intrinsic Opportunities Fund	2,568,837,729	182,683,247	68,157,071	120,288,014	727,007	38,057,691	2,722,148,603
Fidelity Series Investment Grade Bond Fund	4,977,920,975	278,109,296	359,592,418	69,992,733	(9,544,137)	(48,072,814)	4,838,820,902
Fidelity Series Large Cap Stock Fund	2,275,914,375	199,919,997	154,232,033	145,485,860	3,965,440	105,240,329	2,430,808,108
Fidelity Series Large Cap Value Index Fund	652,413,502	14,841,575	28,013,720	--	274,413	45,525,926	685,041,696
Fidelity Series Long-Term Treasury Bond Index Fund	706,504,608	1,224,965,093	25,227,049	17,613,147	(626,000)	(65,122,113)	1,840,494,539
Fidelity Series Opportunistic Insights Fund	1,140,294,140	25,645,066	75,420,844	--	4,699,953	143,056,149	1,238,274,464
Fidelity Series Real Estate Equity Fund	205,077,929	680,015	212,531,811	485,076	14,711,673	(7,937,806)	--
Fidelity Series Real Estate Income Fund	139,377,400	9,402,509	5,741,598	6,065,896	(40,571)	881,409	143,879,149
Fidelity Series Short-Term Credit Fund	88,680,442	3,874,426	4,079,896	1,018,804	(25,923)	25,372	88,474,421
Fidelity Series Small Cap Discovery Fund	310,348,477	26,328,041	15,638,080	18,659,360	(237,639)	(4,225,004)	316,575,795
Fidelity Series Small Cap Opportunities Fund	947,696,222	98,306,995	74,534,789	77,345,038	7,513,985	22,230,000	1,001,212,413
Fidelity Series Stock Selector Large Cap Value Fund	1,777,139,590	40,439,055	110,604,134	--	(703,827)	122,169,919	1,828,440,603
Fidelity Series Value Discovery Fund	1,262,780,275	28,774,334	57,181,244	--	348,018	73,441,689	1,308,163,072
	$31,934,876,930	$3,218,978,872	$3,246,280,546	$628,254,575	$305,784,570	$320,765,349	$32,534,125,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$25,204,030	$--	$25,204,030	$--
Domestic Equity Funds	16,203,936,994	16,203,936,994	--	--
International Equity Funds	7,943,177,030	7,943,177,030	--	--
Bond Funds	7,751,215,397	7,751,215,397	--	--
Short-Term Funds	690,495,189	690,495,189	--	--
Total Investments in Securities:	$32,614,028,640	$32,588,824,610	$25,204,030	$--
Derivative Instruments:
Assets
Futures Contracts	$4,606,140	$4,606,140	$--	$--
Total Assets	$4,606,140	$4,606,140	$--	$--
Liabilities
Futures Contracts	$(576,670)	$(576,670)	$--	$--
Total Liabilities	$(576,670)	$(576,670)	$--	$--
Total Derivative Instruments:	$4,029,470	$4,029,470	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,606,140	$(576,670)
Total Equity Risk	4,606,140	(576,670)
Total Value of Derivatives	$4,606,140	$(576,670)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,205,940)	$25,204,030
Fidelity Central Funds (cost $54,699,435)	54,699,435
Other affiliated issuers (cost $26,807,446,571)	32,534,125,175
Total Investment in Securities (cost $26,887,351,946)		$32,614,028,640
Receivable for investments sold		28,439,597
Receivable for fund shares sold		584,248,775
Distributions receivable from Fidelity Central Funds		79,961
Other receivables		174,805
Total assets		33,226,971,778
Liabilities
Payable for investments purchased	$37,076,575
Payable for fund shares redeemed	575,563,524
Accrued management fee	17,106,352
Payable for daily variation margin on futures contracts	1,603,663
Other payables and accrued expenses	174,810
Total liabilities		631,524,924
Net Assets		$32,595,446,854
Net Assets consist of:
Paid in capital		$26,117,842,770
Undistributed net investment income		126,011,784
Accumulated undistributed net realized gain (loss) on investments		620,886,136
Net unrealized appreciation (depreciation) on investments		5,730,706,164
Net Assets		$32,595,446,854
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($13,154,661,716 ÷ 724,774,267 shares)		$18.15
Class K:
Net Asset Value, offering price and redemption price per share ($17,523,373,807 ÷ 966,301,913 shares)		$18.13
Class K6:
Net Asset Value, offering price and redemption price per share ($1,917,411,331 ÷ 105,627,135 shares)		$18.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$228,866,659
Interest		127,831
Income from Fidelity Central Funds		221,630
Total income		229,216,120
Expenses
Management fee	$102,979,239
Independent trustees' fees and expenses	78,558
Total expenses before reductions	103,057,797
Expense reductions	(25)
Total expenses after reductions		103,057,772
Net investment income (loss)		126,158,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	611
Other affiliated issuers	305,784,570
Futures contracts	(26,433,469)
Capital gain distributions from underlying funds:
Affiliated issuers	399,387,916
Total net realized gain (loss)		678,739,628
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,773)
Affiliated issuers	320,765,349
Futures contracts	4,029,470
Total change in net unrealized appreciation (depreciation)		324,793,046
Net gain (loss)		1,003,532,674
Net increase (decrease) in net assets resulting from operations		$1,129,691,022

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,158,348	$381,629,218
Net realized gain (loss)	678,739,628	1,448,536,874
Change in net unrealized appreciation (depreciation)	324,793,046	643,449,189
Net increase (decrease) in net assets resulting from operations	1,129,691,022	2,473,615,281
Distributions to shareholders from net investment income	–	(396,775,824)
Distributions to shareholders from net realized gain	(851,354,197)	(769,505,029)
Total distributions	(851,354,197)	(1,166,280,853)
Share transactions - net increase (decrease)	395,481,166	19,308,625,938
Total increase (decrease) in net assets	673,817,991	20,615,960,366
Net Assets
Beginning of period	31,921,628,863	11,305,668,497
End of period	$32,595,446,854	$31,921,628,863
Other Information
Undistributed net investment income end of period	$126,011,784	$–
Distributions in excess of net investment income end of period	$–	$(146,564)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$16.72	$15.20	$16.62	$16.47	$15.02
Income from Investment Operations
Net investment income (loss)A	.06	.21	.25	.25	.27	.24
Net realized and unrealized gain (loss)	.57	1.90	1.90	(.75)	.95	1.71
Total from investment operations	.63	2.11	2.15	(.50)	1.22	1.95
Distributions from net investment income	–	(.22)	(.25)	(.26)	(.28)	(.25)
Distributions from net realized gain	(.48)	(.61)	(.38)	(.67)	(.79)	(.25)
Total distributions	(.48)	(.83)	(.63)	(.92)B	(1.07)	(.50)
Net asset value, end of period	$18.15	$18.00	$16.72	$15.20	$16.62	$16.47
Total ReturnC,D	3.52%	12.78%	14.58%	(3.17)%	7.76%	13.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.59%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.70%G	.59%	-%	-%	-%	-%
Expenses net of all reductions	.70%G	.59%	-%	-%	-%	-%
Net investment income (loss)	.72%G	1.20%	1.57%	1.59%	1.68%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$13,154,662	$12,684,794	$11,305,668	$10,150,137	$10,883,658	$10,933,549
Portfolio turnover rateF	20%G	18%I	17%	16%	17%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than $.005 per share.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.07	.28
Net realized and unrealized gain (loss)	.56	.81
Total from investment operations	.63	1.09
Distributions from net investment income	–	(.24)
Distributions from net realized gain	(.48)	(.35)
Total distributions	(.48)	(.58)C
Net asset value, end of period	$18.13	$17.98
Total ReturnD,E	3.53%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.62%H,I
Expenses net of fee waivers, if any	.60%H	.62%H,I
Expenses net of all reductions	.60%H	.62%H,I
Net investment income (loss)	.81%H	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,523,374	$18,414,961
Portfolio turnover rateG	20%H	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.08	.26
Net realized and unrealized gain (loss)	.56	1.18
Total from investment operations	.64	1.44
Distributions from net investment income	–	(.24)
Distributions from net realized gain	(.49)	(.35)
Total distributions	(.49)	(.59)
Net asset value, end of period	$18.15	$18.00
Total ReturnC,D	3.60%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.48%G,H
Expenses net of fee waivers, if any	.47%G	.48%G,H
Expenses net of all reductions	.47%G	.48%G,H
Net investment income (loss)	.94%G	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,917,411	$821,874
Portfolio turnover rateF	20%G	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	8.9
Fidelity Series International Growth Fund	8.8
Fidelity Series International Value Fund	8.7
Fidelity Series Growth Company Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	8.1
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
74.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.4%
International Equity Funds	28.9%
Bond Funds	10.2%
Short-Term Funds	2.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.99% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $17,577,887)	17,640,000	17,576,708
	Shares	Value

Domestic Equity Funds - 58.4%
Fidelity Series All-Sector Equity Fund (b)	36,814,673	$501,047,694
Fidelity Series Blue Chip Growth Fund (b)	60,663,209	928,147,102
Fidelity Series Commodity Strategy Fund (b)	89,911,671	449,558,355
Fidelity Series Growth Company Fund (b)	92,790,382	1,875,293,611
Fidelity Series Intrinsic Opportunities Fund (b)	121,998,296	2,236,228,763
Fidelity Series Large Cap Stock Fund (b)	125,505,222	1,999,298,183
Fidelity Series Large Cap Value Index Fund (b)	41,863,738	552,601,343
Fidelity Series Opportunistic Insights Fund (b)	50,841,038	1,009,194,608
Fidelity Series Small Cap Discovery Fund (b)	20,977,180	254,872,740
Fidelity Series Small Cap Opportunities Fund (b)	55,328,429	812,774,628
Fidelity Series Stock Selector Large Cap Value Fund (b)	112,814,009	1,491,401,198
Fidelity Series Value Discovery Fund (b)	76,860,403	1,052,218,913
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,840,507,082)		13,162,637,138

International Equity Funds - 28.9%
Fidelity Series Canada Fund (b)	17,897,494	193,471,907
Fidelity Series Emerging Markets Fund (b)	8,343,172	80,845,337
Fidelity Series Emerging Markets Opportunities Fund (b)	95,777,119	1,837,962,916
Fidelity Series International Growth Fund (b)	120,789,387	1,980,945,950
Fidelity Series International Small Cap Fund (b)	25,267,369	452,285,906
Fidelity Series International Value Fund (b)	187,089,755	1,968,184,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,341,147,046)		6,513,696,242

Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund (b)	14,217,374	135,491,577
Fidelity Series Floating Rate High Income Fund (b)	5,130,279	48,840,256
Fidelity Series High Income Fund (b)	31,321,943	301,003,871
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,991,725	67,889,646
Fidelity Series International Credit Fund (b)	1,004,298	9,872,251
Fidelity Series Investment Grade Bond Fund (b)	33,211,964	361,678,292
Fidelity Series Long-Term Treasury Bond Index Fund (b)	154,389,770	1,272,171,704
Fidelity Series Real Estate Income Fund (b)	8,986,146	96,870,657
TOTAL BOND FUNDS
(Cost $2,366,856,425)		2,293,818,254

Short-Term Funds - 2.5%
Fidelity Cash Central Fund, 2.11% (c)	38,244,331	38,251,980
Fidelity Series Government Money Market Fund 2.12% (b)(d)	462,174,903	462,174,903
Fidelity Series Short-Term Credit Fund (b)	7,762,794	76,541,145
TOTAL SHORT-TERM FUNDS
(Cost $577,645,636)		576,968,028
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,143,734,076)		22,564,696,370
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,410,204)
NET ASSETS - 100%		$22,551,286,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,751	Dec. 2018	$144,386,235	$2,627,144	$2,627,144
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	494	Dec. 2018	72,099,300	(19,060)	(19,060)
TOTAL FUTURES CONTRACTS					$2,608,084

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,887,391.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,928
Total	$145,928

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$418,817,851	$3,601	$440,838,264	$--	$160,376,149	$(138,359,337)	$--
Fidelity Series All-Sector Equity Fund	805,615,379	27,361,544	420,827,419	--	36,027,949	52,870,241	501,047,694
Fidelity Series Blue Chip Growth Fund	832,667,609	114,383,257	81,570,449	85,894,267	9,683,702	52,982,983	928,147,102
Fidelity Series Canada Fund	185,991,221	6,149,793	10,250,918	--	(11,650)	11,593,461	193,471,907
Fidelity Series Commodity Strategy Fund	453,122,550	76,772,936	43,332,261	26,837,691	(17,353,739)	(19,651,131)	449,558,355
Fidelity Series Emerging Markets Debt Fund	140,311,483	8,610,723	5,742,203	4,137,287	(307,279)	(7,381,147)	135,491,577
Fidelity Series Emerging Markets Fund	--	80,275,959	--	--	--	569,378	80,845,337
Fidelity Series Emerging Markets	1,945,942,220	223,499,911	88,001,466	--	10,448,933	(253,926,682)	1,837,962,916
Fidelity Series Floating Rate High Income	47,711,855	3,153,791	2,076,272	1,290,502	(79,995)	130,877	48,840,256
Fidelity Series Government Money Market	352,943,664	270,920,162	161,688,923	3,578,741	--	--	462,174,903
Fidelity Series Growth Company Fund	1,693,158,763	57,557,267	128,860,040	--	11,147,470	242,290,151	1,875,293,611
Fidelity Series High Income Fund	298,102,772	18,339,807	17,915,862	8,705,548	(470,083)	2,947,237	301,003,871
Fidelity Series Inflation-Protected Bond	174,598,700	9,342,620	117,010,764	246,475	(1,578,931)	2,538,021	67,889,646
Fidelity Series International Credit Fund	10,076,621	125,758	228,757	124,183	(3,046)	(98,325)	9,872,251
Fidelity Series International Growth Fund	1,868,762,602	153,379,972	70,470,184	--	1,300,738	27,972,822	1,980,945,950
Fidelity Series International Small Cap Fund	466,280,560	20,569,472	16,553,692	--	107,215	(18,117,649)	452,285,906
Fidelity Series International Value Fund	1,895,917,767	107,796,187	31,170,945	--	(349,328)	(4,009,455)	1,968,184,226
Fidelity Series Intrinsic Opportunities Fund	2,060,082,541	219,240,215	72,729,681	98,684,642	(594,625)	30,230,313	2,236,228,763
Fidelity Series Investment Grade Bond Fund	615,546,408	88,212,235	335,643,559	8,174,344	(9,336,344)	2,899,552	361,678,292
Fidelity Series Large Cap Stock Fund	1,821,590,263	180,934,692	91,419,252	116,769,390	2,891,183	85,301,297	1,999,298,183
Fidelity Series Large Cap Value Index Fund	522,138,865	18,247,259	24,557,870	--	237,831	36,535,258	552,601,343
Fidelity Series Long-Term Treasury Bond	491,792,423	833,013,935	7,929,947	12,300,551	(65,252)	(44,639,455)	1,272,171,704
Fidelity Series Opportunistic Insights Fund	912,528,026	31,309,395	53,789,259	--	2,647,348	116,499,098	1,009,194,608
Fidelity Series Real Estate Equity Fund	164,451,251	839,371	170,955,908	599,773	6,052,433	(387,147)	--
Fidelity Series Real Estate Income Fund	92,891,573	7,575,464	4,153,955	4,070,012	(76,837)	634,412	96,870,657
Fidelity Series Short-Term Credit Fund	63,956,869	15,567,312	2,982,244	741,324	(24,635)	23,843	76,541,145
Fidelity Series Small Cap Discovery Fund	246,110,044	23,650,443	11,286,557	14,889,900	(235,397)	(3,365,793)	254,872,740
Fidelity Series Small Cap Opportunities Fund	755,904,140	88,219,698	54,776,548	62,629,639	3,398,567	20,028,771	812,774,628
Fidelity Series Stock Selector Large Cap	1,415,005,805	65,512,938	86,527,858	--	(219,711)	97,630,024	1,491,401,198
Fidelity Series Value Discovery Fund	1,003,212,077	35,601,371	45,578,684	--	59,606	58,924,543	1,052,218,913
	$21,755,231,902	$2,786,167,088	$2,598,869,741	$449,674,269	$213,672,272	$352,666,161	$22,508,867,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$17,576,708	$--	$17,576,708	$--
Domestic Equity Funds	13,162,637,138	13,162,637,138	--	--
International Equity Funds	6,513,696,242	6,513,696,242	--	--
Bond Funds	2,293,818,254	2,293,818,254	--	--
Short-Term Funds	576,968,028	576,968,028	--	--
Total Investments in Securities:	$22,564,696,370	$22,547,119,662	$17,576,708	$--
Derivative Instruments:
Assets
Futures Contracts	$2,627,144	$2,627,144	$--	$--
Total Assets	$2,627,144	$2,627,144	$--	$--
Liabilities
Futures Contracts	$(19,060)	$(19,060)	$--	$--
Total Liabilities	$(19,060)	$(19,060)	$--	$--
Total Derivative Instruments:	$2,608,084	$2,608,084	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,627,144	$(19,060)
Total Equity Risk	2,627,144	(19,060)
Total Value of Derivatives	$2,627,144	$(19,060)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,577,887)	$17,576,708
Fidelity Central Funds (cost $38,251,980)	38,251,980
Other affiliated issuers (cost $18,087,904,209)	22,508,867,682
Total Investment in Securities (cost $18,143,734,076)		$22,564,696,370
Receivable for investments sold		124,362,252
Receivable for fund shares sold		531,751,543
Distributions receivable from Fidelity Central Funds		56,169
Total assets		23,220,866,334
Liabilities
Payable for investments purchased	$136,895,830
Payable for fund shares redeemed	519,193,278
Accrued management fee	12,417,868
Payable for daily variation margin on futures contracts	1,073,192
Total liabilities		669,580,168
Net Assets		$22,551,286,166
Net Assets consist of:
Paid in capital		$17,589,345,001
Undistributed net investment income		52,160,426
Accumulated undistributed net realized gain (loss) on investments		486,210,361
Net unrealized appreciation (depreciation) on investments		4,423,570,378
Net Assets		$22,551,286,166
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($8,454,366,057 ÷ 547,781,227 shares)		$15.43
Class K:
Net Asset Value, offering price and redemption price per share ($12,449,643,168 ÷ 807,585,097 shares)		$15.42
Class K6:
Net Asset Value, offering price and redemption price per share ($1,647,276,941 ÷ 106,684,812 shares)		$15.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$126,493,352
Interest		82,705
Income from Fidelity Central Funds		145,928
Total income		126,721,985
Expenses
Management fee	$74,507,738
Independent trustees' fees and expenses	53,821
Total expenses		74,561,559
Net investment income (loss)		52,160,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	103
Other affiliated issuers	213,672,272
Futures contracts	(12,173,716)
Capital gain distributions from underlying funds:
Affiliated issuers	323,180,917
Total net realized gain (loss)		524,679,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,179)
Affiliated issuers	352,666,161
Futures contracts	2,608,084
Total change in net unrealized appreciation (depreciation)		355,273,066
Net gain (loss)		879,952,642
Net increase (decrease) in net assets resulting from operations		$932,113,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,160,426	$234,969,726
Net realized gain (loss)	524,679,576	967,655,889
Change in net unrealized appreciation (depreciation)	355,273,066	651,152,594
Net increase (decrease) in net assets resulting from operations	932,113,068	1,853,778,209
Distributions to shareholders from net investment income	–	(255,443,857)
Distributions to shareholders from net realized gain	(589,171,303)	(469,405,267)
Total distributions	(589,171,303)	(724,849,124)
Share transactions - net increase (decrease)	465,511,100	13,724,076,087
Total increase (decrease) in net assets	808,452,865	14,853,005,172
Net Assets
Beginning of period	21,742,833,301	6,889,828,129
End of period	$22,551,286,166	$21,742,833,301
Other Information
Undistributed net investment income end of period	$52,160,426	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$13.88	$12.46	$13.67	$13.62	$12.57
Income from Investment Operations
Net investment income (loss)A	.03	.16	.19	.19	.22	.18
Net realized and unrealized gain (loss)	.61	1.81	1.75	(.65)	.80	1.63
Total from investment operations	.64	1.97	1.94	(.46)	1.02	1.81
Distributions from net investment income	–	(.17)	(.18)	(.20)	(.23)	(.19)
Distributions from net realized gain	(.41)	(.47)	(.34)	(.55)	(.75)	(.57)
Total distributions	(.41)	(.65)B	(.52)	(.75)	(.97)C	(.76)
Net asset value, end of period	$15.43	$15.20	$13.88	$12.46	$13.67	$13.62
Total ReturnD,E	4.24%	14.32%	16.09%	(3.59)%	7.90%	14.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.63%I	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.74%H	.63%I	-%	-%	-%	-%
Expenses net of all reductions	.74%H	.63%I	-%	-%	-%	-%
Net investment income (loss)	.40%H	1.06%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,454,366	$8,050,659	$6,889,828	$5,961,088	$6,289,345	$6,183,144
Portfolio turnover rateF	23%H	17%K	16%	15%	18%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.04	.22
Net realized and unrealized gain (loss)	.61	.82
Total from investment operations	.65	1.04
Distributions from net investment income	–	(.19)
Distributions from net realized gain	(.41)	(.26)
Total distributions	(.41)	(.46)C
Net asset value, end of period	$15.42	$15.18
Total ReturnD,E	4.32%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.50%H	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,449,643	$12,979,898
Portfolio turnover rateF	23%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.05	.20
Net realized and unrealized gain (loss)	.61	1.16
Total from investment operations	.66	1.36
Distributions from net investment income	–	(.20)
Distributions from net realized gain	(.42)	(.26)
Total distributions	(.42)	(.46)
Net asset value, end of period	$15.44	$15.20
Total ReturnC,D	4.38%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.65%G	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,647,277	$712,276
Portfolio turnover rateE	23%G	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.2
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $16,082,704)	16,140,000	16,081,594
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	43,938,325	$598,000,603
Fidelity Series Blue Chip Growth Fund (b)	65,050,428	995,271,542
Fidelity Series Commodity Strategy Fund (b)	97,318,133	486,590,666
Fidelity Series Growth Company Fund (b)	99,485,793	2,010,607,877
Fidelity Series Intrinsic Opportunities Fund (b)	126,314,507	2,315,344,903
Fidelity Series Large Cap Stock Fund (b)	132,332,398	2,108,055,106
Fidelity Series Large Cap Value Index Fund (b)	43,740,787	577,378,392
Fidelity Series Opportunistic Insights Fund (b)	53,951,887	1,070,944,952
Fidelity Series Small Cap Discovery Fund (b)	21,787,669	264,720,180
Fidelity Series Small Cap Opportunities Fund (b)	58,943,997	865,887,311
Fidelity Series Stock Selector Large Cap Value Fund (b)	118,097,827	1,561,253,269
Fidelity Series Value Discovery Fund (b)	80,836,457	1,106,651,100
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,380,676,631)		13,960,705,901

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	19,115,204	206,635,357
Fidelity Series Emerging Markets Fund (b)	13,541,799	131,220,029
Fidelity Series Emerging Markets Opportunities Fund (b)	103,283,200	1,982,004,603
Fidelity Series International Growth Fund (b)	130,397,487	2,138,518,788
Fidelity Series International Small Cap Fund (b)	28,191,793	504,633,094
Fidelity Series International Value Fund (b)	201,985,694	2,124,889,501
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,833,211,429)		7,087,901,372

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	14,522,240	138,396,945
Fidelity Series Floating Rate High Income Fund (b)	5,213,336	49,630,963
Fidelity Series High Income Fund (b)	31,434,469	302,085,249
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,166,130	69,583,120
Fidelity Series International Credit Fund (b)	976,302	9,597,049
Fidelity Series Investment Grade Bond Fund (b)	9,401,599	102,383,409
Fidelity Series Long-Term Treasury Bond Index Fund (b)	97,224,848	801,132,751
Fidelity Series Real Estate Income Fund (b)	9,264,875	99,875,358
TOTAL BOND FUNDS
(Cost $1,618,063,599)		1,572,684,844

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	37,819,990	37,827,554
Fidelity Series Government Money Market Fund 2.12% (b)(d)	340,006,298	340,006,298
Fidelity Series Short-Term Credit Fund (b)	7,287,247	71,852,258
TOTAL SHORT-TERM FUNDS
(Cost $450,381,363)		449,686,110
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,298,415,726)		23,087,059,821
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,477,224)
NET ASSETS - 100%		$23,073,582,597

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	892	Dec. 2018	$130,187,400	$25,254	$25,254
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,348	Dec. 2018	70,749,780	1,391,164	1,391,164

TOTAL PURCHASED					1,416,418

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	579	Dec. 2018	57,190,725	(109,951)	(109,951)
TOTAL FUTURES CONTRACTS					$1,306,467

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,626,926.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,550
Total	$108,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443,201,000	$27,501	$474,621,171	$--	$177,785,602	$(146,392,932)	$--
Fidelity Series All-Sector Equity Fund	852,293,455	24,197,249	374,915,415	--	31,443,706	64,981,608	598,000,603
Fidelity Series Blue Chip Growth Fund	880,936,658	117,426,287	68,058,169	92,264,868	7,111,070	57,855,696	995,271,542
Fidelity Series Canada Fund	196,369,345	6,501,630	8,450,552	--	88,964	12,125,970	206,635,357
Fidelity Series Commodity Strategy Fund	466,509,085	77,353,445	17,904,068	29,095,323	(1,935,730)	(37,432,066)	486,590,666
Fidelity Series Emerging Markets Debt Fund	144,474,691	8,021,063	6,181,522	4,243,910	(293,676)	(7,623,611)	138,396,945
Fidelity Series Emerging Markets Fund	--	129,520,127	--	--	--	1,699,902	131,220,029
Fidelity Series Emerging Markets Opportunities Fund	2,040,911,915	294,103,418	93,230,305	--	9,288,341	(269,068,766)	1,982,004,603
Fidelity Series Floating Rate High Income Fund	48,961,247	2,892,013	2,273,354	1,318,733	(76,825)	127,882	49,630,963
Fidelity Series Government Money Market Fund 2.12%	359,251,220	335,374,530	354,619,452	2,952,239	--	--	340,006,298
Fidelity Series Growth Company Fund	1,792,770,541	50,554,267	99,878,731	--	5,854,361	261,307,439	2,010,607,877
Fidelity Series High Income Fund	309,170,419	16,972,033	26,552,474	8,855,688	(920,483)	3,415,754	302,085,249
Fidelity Series Inflation-Protected Bond Index Fund	179,663,816	17,824,120	128,620,481	268,259	(1,799,563)	2,515,228	69,583,120
Fidelity Series International Credit Fund	9,784,897	121,452	210,862	120,588	(2,839)	(95,599)	9,597,049
Fidelity Series International Growth Fund	1,977,736,139	205,266,391	75,652,385	--	556,482	30,612,161	2,138,518,788
Fidelity Series International Small Cap Fund	493,473,677	39,166,053	8,672,381	--	(190,415)	(19,143,840)	504,633,094
Fidelity Series International Value Fund	2,001,758,300	156,532,720	28,980,633	--	(441,746)	(3,979,140)	2,124,889,501
Fidelity Series Intrinsic Opportunities Fund	2,182,350,576	172,205,101	72,183,411	102,232,148	(722,382)	33,695,019	2,315,344,903
Fidelity Series Investment Grade Bond Fund	106,425,476	8,154,992	10,972,404	1,464,336	(228,115)	(996,540)	102,383,409
Fidelity Series Large Cap Stock Fund	1,927,084,035	184,317,739	96,464,157	123,283,869	3,084,014	90,033,475	2,108,055,106
Fidelity Series Large Cap Value Index Fund	549,397,749	16,102,234	26,742,399	--	237,872	38,382,936	577,378,392
Fidelity Series Long-Term Treasury Bond Index Fund	501,632,815	510,802,067	184,480,090	10,136,286	(6,059,591)	(20,762,450)	801,132,751
Fidelity Series Opportunistic Insights Fund	965,411,695	28,548,166	48,692,488	--	1,973,431	123,704,148	1,070,944,952
Fidelity Series Real Estate Equity Fund	176,406,153	1,945,989	185,854,727	1,804,383	8,722,617	(1,220,032)	--
Fidelity Series Real Estate Income Fund	96,629,351	7,170,921	4,513,145	4,212,008	(60,648)	648,879	99,875,358
Fidelity Series Short-Term Credit Fund	65,675,427	9,328,493	3,151,127	756,431	(20,266)	19,731	71,852,258
Fidelity Series Small Cap Discovery Fund	257,910,452	23,251,638	12,711,314	15,566,375	(208,305)	(3,522,291)	264,720,180
Fidelity Series Small Cap Opportunities Fund	796,470,742	90,162,268	44,855,532	66,836,804	2,311,957	21,797,876	865,887,311
Fidelity Series Stock Selector Large Cap Value Fund	1,499,209,905	44,063,467	85,412,611	--	(1,027,241)	104,419,749	1,561,253,269
Fidelity Series Value Discovery Fund	1,063,662,736	32,345,134	51,751,101	--	(309,483)	62,703,814	1,106,651,100
	$22,385,533,517	$2,610,252,508	$2,596,606,461	$465,412,248	$234,161,109	$399,810,000	$23,033,150,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$16,081,594	$--	$16,081,594	$--
Domestic Equity Funds	13,960,705,901	13,960,705,901	--	--
International Equity Funds	7,087,901,372	7,087,901,372	--	--
Bond Funds	1,572,684,844	1,572,684,844	--	--
Short-Term Funds	449,686,110	449,686,110	--	--
Total Investments in Securities:	$23,087,059,821	$23,070,978,227	$16,081,594	$--
Derivative Instruments:
Assets
Futures Contracts	$1,416,418	$1,416,418	$--	$--
Total Assets	$1,416,418	$1,416,418	$--	$--
Liabilities
Futures Contracts	$(109,951)	$(109,951)	$--	$--
Total Liabilities	$(109,951)	$(109,951)	$--	$--
Total Derivative Instruments:	$1,306,467	$1,306,467	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,416,418	$(109,951)
Total Equity Risk	1,416,418	(109,951)
Total Value of Derivatives	$1,416,418	$(109,951)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,082,704)	$16,081,594
Fidelity Central Funds (cost $37,827,554)	37,827,554
Other affiliated issuers (cost $18,244,505,468)	23,033,150,673
Total Investment in Securities (cost $18,298,415,726)		$23,087,059,821
Receivable for investments sold		248,367,537
Receivable for fund shares sold		486,204,460
Distributions receivable from Fidelity Central Funds		57,793
Total assets		23,821,689,611
Liabilities
Payable for investments purchased	$258,377,839
Payable for fund shares redeemed	476,105,038
Accrued management fee	12,873,523
Payable for daily variation margin on futures contracts	750,614
Total liabilities		748,107,014
Net Assets		$23,073,582,597
Net Assets consist of:
Paid in capital		$17,714,232,439
Undistributed net investment income		46,346,812
Accumulated undistributed net realized gain (loss) on investments		523,052,784
Net unrealized appreciation (depreciation) on investments		4,789,950,562
Net Assets		$23,073,582,597
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($8,675,308,806 ÷ 799,343,174 shares)		$10.85
Class K:
Net Asset Value, offering price and redemption price per share ($12,883,091,744 ÷ 1,187,775,379 shares)		$10.85
Class K6:
Net Asset Value, offering price and redemption price per share ($1,515,182,047 ÷ 139,638,273 shares)		$10.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$123,622,532
Interest		89,185
Income from Fidelity Central Funds		108,550
Total income		123,820,267
Expenses
Management fee	$77,418,111
Independent trustees' fees and expenses	55,344
Total expenses		77,473,455
Net investment income (loss)		46,346,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	64
Other affiliated issuers	234,161,109
Futures contracts	(11,626,230)
Capital gain distributions from underlying funds:
Affiliated issuers	341,789,716
Total net realized gain (loss)		564,324,659
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,110)
Affiliated issuers	399,810,000
Futures contracts	1,306,467
Total change in net unrealized appreciation (depreciation)		401,115,357
Net gain (loss)		965,440,016
Net increase (decrease) in net assets resulting from operations		$1,011,786,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,346,812	$241,539,734
Net realized gain (loss)	564,324,659	1,033,195,358
Change in net unrealized appreciation (depreciation)	401,115,357	685,250,223
Net increase (decrease) in net assets resulting from operations	1,011,786,828	1,959,985,315
Distributions to shareholders from net investment income	–	(266,263,160)
Distributions to shareholders from net realized gain	(621,028,991)	(509,942,580)
Total distributions	(621,028,991)	(776,205,740)
Share transactions - net increase (decrease)	310,072,638	13,924,513,839
Total increase (decrease) in net assets	700,830,475	15,108,293,414
Net Assets
Beginning of period	22,372,752,122	7,264,458,708
End of period	$23,073,582,597	$22,372,752,122
Other Information
Undistributed net investment income end of period	$46,346,812	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$9.74	$8.75	$9.63	$9.62	$8.78
Income from Investment Operations
Net investment income (loss)A	.02	.11	.13	.13	.15	.13
Net realized and unrealized gain (loss)	.45	1.29	1.24	(.46)	.57	1.17
Total from investment operations	.47	1.40	1.37	(.33)	.72	1.30
Distributions from net investment income	–	(.12)	(.13)	(.14)	(.16)	(.13)
Distributions from net realized gain	(.29)	(.35)	(.24)	(.41)	(.55)	(.33)
Total distributions	(.29)	(.47)	(.38)B	(.55)	(.71)	(.46)
Net asset value, end of period	$10.85	$10.67	$9.74	$8.75	$9.63	$9.62
Total ReturnC,D	4.48%	14.52%	16.14%	(3.62)%	7.86%	15.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.63%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.75%G	.63%H	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.63%H	-%	-%	-%	-%
Net investment income (loss)	.34%G	1.04%	1.44%	1.47%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$8,675,309	$8,285,660	$7,264,459	$6,388,566	$6,901,191	$7,016,128
Portfolio turnover rateF	23%G	16%J	15%	16%	17%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than $.005 per share.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	.02	.15
Net realized and unrealized gain (loss)	.46	.59
Total from investment operations	.48	.74
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.29)	(.19)
Total distributions	(.29)	(.33)
Net asset value, end of period	$10.85	$10.66
Total ReturnC,D	4.59%	7.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.44%G	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,883,092	$13,434,642
Portfolio turnover rateF	23%G	16%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.03	.13
Net realized and unrealized gain (loss)	.46	.83
Total from investment operations	.49	.96
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.30)	(.19)
Total distributions	(.30)	(.33)
Net asset value, end of period	$10.85	$10.66
Total ReturnC,D	4.67%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,515,182	$652,451
Portfolio turnover rateF	23%G	16%I
 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $9,735,283)	9,770,000	9,734,611
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	26,590,695	$361,899,353
Fidelity Series Blue Chip Growth Fund (b)	39,340,323	601,906,944
Fidelity Series Commodity Strategy Fund (b)	58,878,930	294,394,650
Fidelity Series Growth Company Fund (b)	60,165,742	1,215,949,643
Fidelity Series Intrinsic Opportunities Fund (b)	75,872,561	1,390,744,043
Fidelity Series Large Cap Stock Fund (b)	80,167,106	1,277,061,994
Fidelity Series Large Cap Value Index Fund (b)	26,501,754	349,823,158
Fidelity Series Opportunistic Insights Fund (b)	32,668,157	648,462,908
Fidelity Series Small Cap Discovery Fund (b)	13,196,321	160,335,301
Fidelity Series Small Cap Opportunities Fund (b)	35,672,838	524,033,991
Fidelity Series Stock Selector Large Cap Value Fund (b)	71,642,465	947,113,392
Fidelity Series Value Discovery Fund (b)	48,964,904	670,329,533
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,431,635,018)		8,442,054,910

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	11,558,671	124,949,235
Fidelity Series Emerging Markets Fund (b)	8,194,082	79,400,651
Fidelity Series Emerging Markets Opportunities Fund (b)	62,480,406	1,198,998,998
Fidelity Series International Growth Fund (b)	78,861,334	1,293,325,876
Fidelity Series International Small Cap Fund (b)	17,061,172	305,394,985
Fidelity Series International Value Fund (b)	122,157,013	1,285,091,775
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,585,281,459)		4,287,161,520

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	8,666,418	82,590,966
Fidelity Series Floating Rate High Income Fund (b)	3,193,051	30,397,841
Fidelity Series High Income Fund (b)	18,962,277	182,227,485
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,333,400	42,077,311
Fidelity Series International Credit Fund (b)	580,874	5,709,994
Fidelity Series Investment Grade Bond Fund (b)	5,685,095	61,910,683
Fidelity Series Long-Term Treasury Bond Index Fund (b)	58,781,722	484,361,389
Fidelity Series Real Estate Income Fund (b)	5,527,798	59,589,661
TOTAL BOND FUNDS
(Cost $974,494,789)		948,865,330

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	22,418,427	22,422,911
Fidelity Series Government Money Market Fund 2.12% (b)(d)	206,170,237	206,170,237
Fidelity Series Short-Term Credit Fund (b)	4,445,351	43,831,163
TOTAL SHORT-TERM FUNDS
(Cost $272,833,074)		272,424,311
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,273,979,623)		13,960,240,682
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,051,180)
NET ASSETS - 100%		$13,952,189,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	538	Dec. 2018	$78,521,100	$15,232	$15,232
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	805	Dec. 2018	42,250,425	831,292	831,291

TOTAL PURCHASED					846,523

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	357	Dec. 2018	35,262,675	(65,996)	(65,996)
TOTAL FUTURES CONTRACTS					$780,527

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,063,229.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,023
Total	$64,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$263,182,195	$35,408	$281,858,315	$--	$118,503,464	$(99,862,752)	$--
Fidelity Series All-Sector Equity Fund	507,057,960	24,353,815	227,413,942	--	18,530,840	39,370,680	361,899,353
Fidelity Series Blue Chip Growth Fund	524,034,296	81,496,149	42,346,463	55,573,624	3,493,846	35,229,116	601,906,944
Fidelity Series Canada Fund	116,819,435	6,299,081	5,482,303	--	71,714	7,241,308	124,949,235
Fidelity Series Commodity Strategy Fund	278,070,063	51,506,286	11,487,190	17,538,017	(3,602,850)	(20,091,659)	294,394,650
Fidelity Series Emerging Markets Debt Fund	84,775,451	6,393,438	3,923,165	2,511,531	(224,211)	(4,430,547)	82,590,966
Fidelity Series Emerging Markets Fund	--	78,363,361	--	--	--	1,037,290	79,400,651
Fidelity Series Emerging Markets	1,214,195,749	188,564,627	48,629,828	--	3,819,543	(158,951,093)	1,198,998,998
Fidelity Series Floating Rate High Income	29,413,979	2,417,035	1,464,882	800,443	(17,991)	49,700	30,397,841
Fidelity Series Government Money Market	212,944,275	206,857,434	213,631,472	1,768,652	--	--	206,170,237
Fidelity Series Growth Company Fund	1,066,317,020	52,635,966	63,084,957	--	2,632,734	157,448,880	1,215,949,643
Fidelity Series High Income Fund	182,802,662	13,621,170	15,687,741	5,292,179	(529,000)	2,020,394	182,227,485
Fidelity Series Inflation-Protected Bond	107,538,333	12,390,610	78,265,538	161,549	(1,138,569)	1,552,475	42,077,311
Fidelity Series International Credit Fund	5,867,034	73,386	171,403	72,304	(2,180)	(56,843)	5,709,994
Fidelity Series International Growth Fund	1,176,177,691	146,185,242	47,854,051	--	315,125	18,501,869	1,293,325,876
Fidelity Series International Small Cap Fund	293,469,300	27,090,346	3,600,391	--	(84,294)	(11,479,976)	305,394,985
Fidelity Series International Value Fund	1,190,569,587	110,110,678	13,284,283	--	(231,909)	(2,072,298)	1,285,091,775
Fidelity Series Intrinsic Opportunities Fund	1,296,043,058	130,912,741	55,737,519	61,226,029	(316,164)	19,841,927	1,390,744,043
Fidelity Series Investment Grade Bond Fund	63,493,715	6,095,948	6,945,249	876,834	(125,745)	(607,986)	61,910,683
Fidelity Series Large Cap Stock Fund	1,146,756,357	134,528,542	60,233,607	73,856,655	1,837,134	54,173,568	1,277,061,994
Fidelity Series Large Cap Value Index Fund	326,476,656	16,808,742	16,647,296	--	178,547	23,006,509	349,823,158
Fidelity Series Long-Term Treasury Bond	298,749,888	313,580,010	111,834,803	6,088,342	(3,635,195)	(12,498,511)	484,361,389
Fidelity Series Opportunistic Insights Fund	574,264,670	29,391,946	30,526,169	--	968,168	74,364,293	648,462,908
Fidelity Series Real Estate Equity Fund	104,846,888	1,163,810	110,503,750	1,022,178	2,026,500	2,466,552	--
Fidelity Series Real Estate Income Fund	56,559,805	5,536,640	2,846,803	2,495,998	(45,685)	385,704	59,589,661
Fidelity Series Short-Term Credit Fund	39,780,377	6,044,691	1,993,471	463,472	(18,313)	17,879	43,831,163
Fidelity Series Small Cap Discovery Fund	153,285,060	17,243,463	7,896,625	9,343,718	(199,374)	(2,097,223)	160,335,301
Fidelity Series Small Cap Opportunities Fund	473,946,400	64,311,717	28,349,478	40,284,725	1,187,258	12,938,094	524,033,991
Fidelity Series Stock Selector Large Cap	892,343,372	45,059,942	52,400,911	--	(838,495)	62,949,484	947,113,392
Fidelity Series Value Discovery Fund	633,054,295	32,049,251	32,196,070	--	(234,814)	37,656,871	670,329,533
	13,312,835,571	1,811,121,475	1,576,297,675	279,376,250	142,320,084	238,103,705	13,928,083,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,734,611	$--	$9,734,611	$--
Domestic Equity Funds	8,442,054,910	8,442,054,910	--	--
International Equity Funds	4,287,161,520	4,287,161,520	--	--
Bond Funds	948,865,330	948,865,330	--	--
Short-Term Funds	272,424,311	272,424,311	--	--
Total Investments in Securities:	$13,960,240,682	$13,950,506,071	$9,734,611	$--
Derivative Instruments:
Assets
Futures Contracts	$846,523	$846,523	$--	$--
Total Assets	$846,523	$846,523	$--	$--
Liabilities
Futures Contracts	$(65,996)	$(65,996)	$--	$--
Total Liabilities	$(65,996)	$(65,996)	$--	$--
Total Derivative Instruments:	$780,527	$780,527	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$846,523	$(65,996)
Total Equity Risk	846,523	(65,996)
Total Value of Derivatives	$846,523	$(65,996)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,735,283)	$9,734,611
Fidelity Central Funds (cost $22,422,911)	22,422,911
Other affiliated issuers (cost $11,241,821,429)	13,928,083,160
Total Investment in Securities (cost $11,273,979,623)		$13,960,240,682
Receivable for investments sold		151,576,786
Receivable for fund shares sold		427,176,820
Distributions receivable from Fidelity Central Funds		34,252
Total assets		14,539,028,540
Liabilities
Payable for investments purchased	$167,584,241
Payable for fund shares redeemed	411,118,337
Accrued management fee	7,686,377
Payable for daily variation margin on futures contracts	450,083
Total liabilities		586,839,038
Net Assets		$13,952,189,502
Net Assets consist of:
Paid in capital		$10,919,127,495
Undistributed net investment income		28,158,063
Accumulated undistributed net realized gain (loss) on investments		317,862,358
Net unrealized appreciation (depreciation) on investments		2,687,041,586
Net Assets		$13,952,189,502
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($4,406,664,525 ÷ 357,974,618 shares)		$12.31
Class K:
Net Asset Value, offering price and redemption price per share ($8,465,002,997 ÷ 688,288,075 shares)		$12.30
Class K6:
Net Asset Value, offering price and redemption price per share ($1,080,521,980 ÷ 87,784,470 shares)		$12.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$74,110,475
Interest		53,658
Income from Fidelity Central Funds		64,023
Total income		74,228,156
Expenses
Management fee	$46,037,061
Independent trustees' fees and expenses	33,061
Total expenses before reductions	46,070,122
Expense reductions	(29)
Total expenses after reductions		46,070,093
Net investment income (loss)		28,158,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	38
Other affiliated issuers	142,320,084
Futures contracts	(6,976,326)
Capital gain distributions from underlying funds:
Affiliated issuers	205,265,775
Total net realized gain (loss)		340,609,571
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(672)
Affiliated issuers	238,103,705
Futures contracts	780,527
Total change in net unrealized appreciation (depreciation)		238,883,560
Net gain (loss)		579,493,131
Net increase (decrease) in net assets resulting from operations		$607,651,194

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,158,063	$142,234,368
Net realized gain (loss)	340,609,571	576,736,884
Change in net unrealized appreciation (depreciation)	238,883,560	374,497,649
Net increase (decrease) in net assets resulting from operations	607,651,194	1,093,468,901
Distributions to shareholders from net investment income	–	(156,078,537)
Distributions to shareholders from net realized gain	(360,127,155)	(256,279,773)
Total distributions	(360,127,155)	(412,358,310)
Share transactions - net increase (decrease)	399,339,193	9,128,031,725
Total increase (decrease) in net assets	646,863,232	9,809,142,316
Net Assets
Beginning of period	13,305,326,270	3,496,183,954
End of period	$13,952,189,502	$13,305,326,270
Other Information
Undistributed net investment income end of period	$28,158,063	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.00	$9.89	$10.84	$11.09	$10.42
Income from Investment Operations
Net investment income (loss)A	.02	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	.52	1.46	1.39	(.52)	.64	1.39
Total from investment operations	.54	1.58	1.54	(.37)	.81	1.54
Distributions from net investment income	–	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.35)	(.28)	(.43)	(.89)	(.72)
Total distributions	(.32)	(.49)B	(.43)	(.58)C	(1.06)D	(.87)
Net asset value, end of period	$12.31	$12.09	$11.00	$9.89	$10.84	$11.09
Total ReturnE,F	4.53%	14.48%	16.08%	(3.59)%	7.93%	15.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.63%J	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.75%I	.63%J	-%	-%	-%	-%
Expenses net of all reductions	.75%I	.63%J	-%	-%	-%	-%
Net investment income (loss)	.34%I	1.04%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$4,406,665	$4,144,152	$3,496,184	$2,912,972	$2,993,926	$2,885,106
Portfolio turnover rateG	23%I	17%L	15%	17%	21%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	.03	.17
Net realized and unrealized gain (loss)	.51	.67
Total from investment operations	.54	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)C
Net asset value, end of period	$12.30	$12.08
Total ReturnD,E	4.55%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.44%H	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,465,003	$8,748,416
Portfolio turnover rateF	23%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.51	.96
Total from investment operations	.55	1.10
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.33)	(.19)
Total distributions	(.33)	(.35)
Net asset value, end of period	$12.31	$12.09
Total ReturnC,D	4.61%	9.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,080,522	$412,758
Portfolio turnover rateE	23%G	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $9,595,334)	9,630,000	9,594,688
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	22,515,292	$306,433,123
Fidelity Series Blue Chip Growth Fund (b)	33,464,933	512,013,480
Fidelity Series Commodity Strategy Fund (b)	50,104,202	250,521,009
Fidelity Series Growth Company Fund (b)	51,179,943	1,034,346,656
Fidelity Series Intrinsic Opportunities Fund (b)	64,781,043	1,187,436,516
Fidelity Series Large Cap Stock Fund (b)	68,157,030	1,085,741,494
Fidelity Series Large Cap Value Index Fund (b)	22,542,698	297,563,612
Fidelity Series Opportunistic Insights Fund (b)	27,775,224	551,338,197
Fidelity Series Small Cap Discovery Fund (b)	11,221,790	136,344,747
Fidelity Series Small Cap Opportunities Fund (b)	30,337,217	445,653,721
Fidelity Series Stock Selector Large Cap Value Fund (b)	60,924,097	805,416,567
Fidelity Series Value Discovery Fund (b)	41,636,845	570,008,406
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,504,813,976)		7,182,817,528

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	9,834,409	106,309,962
Fidelity Series Emerging Markets Fund (b)	6,933,301	67,183,687
Fidelity Series Emerging Markets Opportunities Fund (b)	53,162,111	1,020,180,919
Fidelity Series International Growth Fund (b)	67,097,861	1,100,404,913
Fidelity Series International Small Cap Fund (b)	14,516,948	259,853,377
Fidelity Series International Value Fund (b)	103,935,372	1,093,400,112
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,060,959,152)		3,647,332,970

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	7,358,488	70,126,390
Fidelity Series Floating Rate High Income Fund (b)	2,739,712	26,082,060
Fidelity Series High Income Fund (b)	16,127,528	154,985,547
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,686,975	35,800,531
Fidelity Series International Credit Fund (b)	491,100	4,827,510
Fidelity Series Investment Grade Bond Fund (b)	4,837,109	52,676,120
Fidelity Series Long-Term Treasury Bond Index Fund (b)	50,008,589	412,070,773
Fidelity Series Real Estate Income Fund (b)	4,707,019	50,741,661
TOTAL BOND FUNDS
(Cost $829,868,479)		807,310,592

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	17,576,469	17,579,984
Fidelity Series Government Money Market Fund 2.12% (b)(d)	175,810,970	175,810,970
Fidelity Series Short-Term Credit Fund (b)	3,784,431	37,314,486
TOTAL SHORT-TERM FUNDS
(Cost $231,050,030)		230,705,440
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,636,286,971)		11,877,761,218
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,842,419)
NET ASSETS - 100%		$11,870,918,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	458	Dec. 2018	$66,845,100	$12,967	$12,967
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	690	Dec. 2018	36,214,650	713,671	713,671

TOTAL PURCHASED					726,638

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	304	Dec. 2018	30,027,600	(57,281)	(57,281)
TOTAL FUTURES CONTRACTS					$669,357

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,627,720.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,191
Total	$52,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$222,464,053	$56,827	$238,274,425	$--	$97,847,141	$(82,093,596)	$--
Fidelity Series All-Sector Equity Fund	429,071,816	23,203,101	195,029,830	--	15,206,670	33,981,366	306,433,123
Fidelity Series Blue Chip Growth Fund	443,402,520	71,874,053	36,006,249	47,308,816	2,066,813	30,676,343	512,013,480
Fidelity Series Canada Fund	98,832,496	5,930,275	4,654,623	--	49,720	6,152,094	106,309,962
Fidelity Series Commodity Strategy Fund	235,237,103	45,065,827	9,591,708	14,932,723	(2,403,843)	(17,786,370)	250,521,009
Fidelity Series Emerging Markets Debt Fund	71,582,940	5,817,711	3,327,094	2,128,234	(173,741)	(3,773,426)	70,126,390
Fidelity Series Emerging Markets Fund	--	66,268,976	--	--	--	914,711	67,183,687
Fidelity Series Emerging Markets	1,027,149,604	171,335,113	46,443,815	--	1,447,820	(133,307,803)	1,020,180,919
Fidelity Series Floating Rate High Income	25,093,502	2,221,355	1,260,070	685,282	(27,263)	54,536	26,082,060
Fidelity Series Government Money Market	180,118,828	177,577,132	181,884,990	1,502,022	--	--	175,810,970
Fidelity Series Growth Company Fund	902,132,390	50,611,056	54,335,090	--	927,756	135,010,544	1,034,346,656
Fidelity Series High Income Fund	154,489,571	12,376,379	13,147,475	4,489,822	(380,771)	1,647,843	154,985,547
Fidelity Series Inflation-Protected Bond	90,992,656	10,995,849	66,540,392	137,196	(954,534)	1,306,952	35,800,531
Fidelity Series International Credit Fund	4,937,865	62,671	123,351	60,853	(1,612)	(48,063)	4,827,510
Fidelity Series International Growth Fund	995,013,836	129,843,691	40,354,120	--	168,830	15,732,676	1,100,404,913
Fidelity Series International Small Cap Fund	248,264,939	25,685,853	4,248,837	--	(138,481)	(9,710,097)	259,853,377
Fidelity Series International Value Fund	1,007,232,591	101,308,164	13,049,891	--	(417,648)	(1,673,104)	1,093,400,112
Fidelity Series Intrinsic Opportunities Fund	1,095,273,542	117,261,037	41,405,597	52,267,409	(393,442)	16,700,976	1,187,436,516
Fidelity Series Investment Grade Bond Fund	53,699,737	5,477,301	5,879,050	743,427	(96,326)	(525,542)	52,676,120
Fidelity Series Large Cap Stock Fund	970,491,938	120,229,598	52,258,201	63,018,374	734,823	46,543,336	1,085,741,494
Fidelity Series Large Cap Value Index Fund	276,330,213	15,997,436	14,478,986	--	109,664	19,605,285	297,563,612
Fidelity Series Long-Term Treasury Bond	252,756,420	267,096,767	94,079,575	5,190,693	(3,100,499)	(10,602,340)	412,070,773
Fidelity Series Opportunistic Insights Fund	485,903,915	27,930,559	26,437,478	--	356,244	63,584,957	551,338,197
Fidelity Series Real Estate Equity Fund	88,578,147	981,590	93,370,139	825,806	1,459,039	2,351,363	--
Fidelity Series Real Estate Income Fund	47,880,196	5,011,646	2,437,954	2,122,902	(18,325)	306,098	50,741,661
Fidelity Series Short-Term Credit Fund	33,678,083	5,344,509	1,707,854	394,128	(13,639)	13,387	37,314,486
Fidelity Series Small Cap Discovery Fund	129,743,700	15,429,674	6,877,644	7,926,368	(178,694)	(1,772,289)	136,344,747
Fidelity Series Small Cap Opportunities Fund	401,012,829	57,117,828	24,405,892	34,284,495	695,328	11,233,628	445,653,721
Fidelity Series Stock Selector Large Cap	755,175,216	42,865,141	45,413,304	--	(760,392)	53,549,906	805,416,567
Fidelity Series Value Discovery Fund	535,725,735	30,443,623	27,957,249	--	(226,486)	32,022,783	570,008,406
	$11,262,266,381	$1,611,420,742	$1,344,980,883	$238,018,550	$111,784,152	$210,096,154	$11,850,586,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,594,688	$--	$9,594,688	$--
Domestic Equity Funds	7,182,817,528	7,182,817,528	--	--
International Equity Funds	3,647,332,970	3,647,332,970	--	--
Bond Funds	807,310,592	807,310,592	--	--
Short-Term Funds	230,705,440	230,705,440	--	--
Total Investments in Securities:	$11,877,761,218	$11,868,166,530	$9,594,688	$--
Derivative Instruments:
Assets
Futures Contracts	$726,638	$726,638	$--	$--
Total Assets	$726,638	$726,638	$--	$--
Liabilities
Futures Contracts	$(57,281)	$(57,281)	$--	$--
Total Liabilities	$(57,281)	$(57,281)	$--	$--
Total Derivative Instruments:	$669,357	$669,357	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$726,638	$(57,281)
Total Equity Risk	726,638	(57,281)
Total Value of Derivatives	$726,638	$(57,281)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,595,334)	$9,594,688
Fidelity Central Funds (cost $17,579,984)	17,579,984
Other affiliated issuers (cost $9,609,111,653)	11,850,586,546
Total Investment in Securities (cost $9,636,286,971)		$11,877,761,218
Receivable for investments sold		129,841,397
Receivable for fund shares sold		347,764,386
Distributions receivable from Fidelity Central Funds		27,111
Total assets		12,355,394,112
Liabilities
Payable for investments purchased	$144,898,700
Payable for fund shares redeemed	332,652,271
Accrued management fee	6,538,783
Payable for daily variation margin on futures contracts	385,559
Total liabilities		484,475,313
Net Assets		$11,870,918,799
Net Assets consist of:
Paid in capital		$9,344,212,215
Undistributed net investment income		22,952,456
Accumulated undistributed net realized gain (loss) on investments		261,610,524
Net unrealized appreciation (depreciation) on investments		2,242,143,604
Net Assets		$11,870,918,799
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,699,609,000 ÷ 298,791,260 shares)		$12.38
Class K:
Net Asset Value, offering price and redemption price per share ($7,287,972,236 ÷ 589,203,351 shares)		$12.37
Class K6:
Net Asset Value, offering price and redemption price per share ($883,337,563 ÷ 71,295,771 shares)		$12.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$63,019,629
Interest		47,268
Income from Fidelity Central Funds		52,191
Total income		63,119,088
Expenses
Management fee	$39,062,176
Independent trustees' fees and expenses	28,016
Total expenses before reductions	39,090,192
Expense reductions	(6)
Total expenses after reductions		39,090,186
Net investment income (loss)		24,028,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	33
Other affiliated issuers	111,784,152
Futures contracts	(5,971,111)
Capital gain distributions from underlying funds:
Affiliated issuers	174,998,921
Total net realized gain (loss)		280,811,995
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(646)
Affiliated issuers	210,096,154
Futures contracts	669,357
Total change in net unrealized appreciation (depreciation)		210,764,865
Net gain (loss)		491,576,860
Net increase (decrease) in net assets resulting from operations		$515,605,762

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,028,902	$119,339,449
Net realized gain (loss)	280,811,995	479,169,493
Change in net unrealized appreciation (depreciation)	210,764,865	312,072,760
Net increase (decrease) in net assets resulting from operations	515,605,762	910,581,702
Distributions to shareholders from net investment income	–	(131,450,258)
Distributions to shareholders from net realized gain	(299,795,085)	(213,055,694)
Total distributions	(299,795,085)	(344,505,952)
Share transactions - net increase (decrease)	399,180,447	7,805,021,541
Total increase (decrease) in net assets	614,991,124	8,371,097,291
Net Assets
Beginning of period	11,255,927,675	2,884,830,384
End of period	$11,870,918,799	$11,255,927,675
Other Information
Undistributed net investment income end of period	$22,952,456	$–
Distributions in excess of net investment income end of period	$–	$(1,076,446)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$11.05	$9.93	$10.90	$11.15	$10.28
Income from Investment Operations
Net investment income (loss)A	.02	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	.52	1.48	1.40	(.52)	.65	1.41
Total from investment operations	.54	1.60	1.55	(.37)	.82	1.56
Distributions from net investment income	–	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.35)	(.28)	(.44)	(.89)	(.54)
Total distributions	(.32)	(.49)	(.43)	(.60)	(1.07)	(.69)
Net asset value, end of period	$12.38	$12.16	$11.05	$9.93	$10.90	$11.15
Total ReturnB,C	4.48%	14.59%	16.11%	(3.65)%	7.91%	15.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.63%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%F	.63%G	-%	-%	-%	-%
Expenses net of all reductions	.75%F	.63%G	-%	-%	-%	-%
Net investment income (loss)	.34%F	1.04%	1.45%	1.49%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,699,609	$3,452,997	$2,884,830	$2,363,381	$2,375,308	$2,297,832
Portfolio turnover rateD	23%F	16%I	15%	17%	23%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	.03	.17
Net realized and unrealized gain (loss)	.52	.67
Total from investment operations	.55	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)C
Net asset value, end of period	$12.37	$12.14
Total ReturnD,E	4.57%	7.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.44%H	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,287,972	$7,475,339
Portfolio turnover rateF	23%H	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.52	.96
Total from investment operations	.56	1.10
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)
Net asset value, end of period	$12.39	$12.15
Total ReturnC,D	4.65%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$883,338	$327,591
Portfolio turnover rateE	23%G	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.11% 11/29/18 to 12/6/18 (a)
(Cost $3,706,510)	3,720,000	3,706,269
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	9,105,100	$123,920,415
Fidelity Series Blue Chip Growth Fund (b)	13,918,412	212,951,704
Fidelity Series Commodity Strategy Fund (b)	20,839,020	104,195,101
Fidelity Series Growth Company Fund (b)	21,286,614	430,202,477
Fidelity Series Intrinsic Opportunities Fund (b)	26,849,368	492,148,917
Fidelity Series Large Cap Stock Fund (b)	28,430,084	452,891,238
Fidelity Series Large Cap Value Index Fund (b)	9,421,404	124,362,536
Fidelity Series Opportunistic Insights Fund (b)	11,575,672	229,777,087
Fidelity Series Small Cap Discovery Fund (b)	4,689,690	56,979,736
Fidelity Series Small Cap Opportunities Fund (b)	12,651,242	185,846,750
Fidelity Series Stock Selector Large Cap Value Fund (b)	25,485,771	336,921,888
Fidelity Series Value Discovery Fund (b)	17,396,737	238,161,325
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,505,455,575)		2,988,359,174

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	4,096,017	44,277,940
Fidelity Series Emerging Markets Fund (b)	2,889,271	27,997,039
Fidelity Series Emerging Markets Opportunities Fund (b)	22,099,529	424,089,956
Fidelity Series International Growth Fund(b)	27,919,825	457,885,133
Fidelity Series International Small Cap Fund (b)	6,045,264	108,210,220
Fidelity Series International Value Fund (b)	43,248,584	454,975,106
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,361,572,493)		1,517,435,394

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	2,990,132	28,495,959
Fidelity Series Floating Rate High Income Fund (b)	1,171,446	11,152,165
Fidelity Series High Income Fund (b)	6,716,711	64,547,595
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,533,598	14,891,240
Fidelity Series International Credit Fund (b)	165,944	1,631,234
Fidelity Series Investment Grade Bond Fund (b)	2,012,097	21,911,734
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,791,298	171,320,295
Fidelity Series Real Estate Income Fund (b)	1,993,634	21,491,371
TOTAL BOND FUNDS
(Cost $344,257,444)		335,441,593

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	6,950,741	6,952,131
Fidelity Series Government Money Market Fund 2.12% (b)(d)	73,977,592	73,977,592
Fidelity Series Short-Term Credit Fund (b)	1,592,464	15,701,695
TOTAL SHORT-TERM FUNDS
(Cost $96,762,701)		96,631,418
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,311,754,723)		4,941,573,848
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,809,177)
NET ASSETS - 100%		$4,938,764,671

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	190	Dec. 2018	$27,730,500	$5,379	$5,379
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	294	Dec. 2018	15,430,590	303,896	303,896

TOTAL PURCHASED					309,275

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	130	Dec. 2018	12,840,750	(24,737)	(24,737)
TOTAL FUTURES CONTRACTS					$284,538

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,012,037.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,640
Total	$20,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$86,342,541	$40,265	$92,405,409	$--	$25,419,336	$(19,396,733)	$--
Fidelity Series All-Sector Equity Fund	167,584,790	19,623,829	83,103,942	--	1,590,789	18,224,949	123,920,415
Fidelity Series Blue Chip Growth Fund	173,114,503	40,669,813	13,494,103	19,514,468	325,897	12,335,594	212,951,704
Fidelity Series Canada Fund	38,606,833	4,913,985	1,709,856	--	5,757	2,461,221	44,277,940
Fidelity Series Commodity Strategy Fund	91,934,990	24,165,924	3,631,640	6,162,495	(725,531)	(7,548,642)	104,195,101
Fidelity Series Emerging Markets Debt Fund	27,209,763	3,986,873	1,183,395	835,394	(78,112)	(1,439,170)	28,495,959
Fidelity Series Emerging Markets Fund	--	27,521,583	--	--	--	475,456	27,997,039
Fidelity Series Emerging Markets	400,892,549	91,268,462	15,514,228	--	(555,073)	(52,001,754)	424,089,956
Fidelity Series Floating Rate High Income	10,002,475	1,595,128	457,856	282,755	(18,646)	31,064	11,152,165
Fidelity Series Government Money Market	70,121,042	79,169,095	75,312,545	602,092	--	--	73,977,592
Fidelity Series Growth Company Fund	351,980,935	42,863,477	19,396,307	--	(194,061)	54,948,433	430,202,477
Fidelity Series High Income Fund	60,175,196	8,543,861	4,685,695	1,807,339	(48,275)	562,508	64,547,595
Fidelity Series Inflation-Protected Bond	35,675,631	6,468,769	27,409,696	54,689	(391,567)	548,103	14,891,240
Fidelity Series International Credit Fund	1,668,964	21,592	42,533	20,568	(554)	(16,235)	1,631,234
Fidelity Series International Growth Fund	388,374,374	78,177,947	15,142,246	--	14,193	6,460,865	457,885,133
Fidelity Series International Small Cap Fund	96,898,872	16,002,322	760,708	--	(23,665)	(3,906,601)	108,210,220
Fidelity Series International Value Fund	393,238,509	65,652,903	3,359,381	--	(70,422)	(486,503)	454,975,106
Fidelity Series Intrinsic Opportunities Fund	427,000,743	76,843,928	17,728,133	21,499,702	(225,687)	6,258,066	492,148,917
Fidelity Series Investment Grade Bond Fund	20,925,164	3,446,720	2,211,247	299,154	(32,344)	(216,559)	21,911,734
Fidelity Series Large Cap Stock Fund	379,289,030	73,469,947	18,701,835	25,555,321	131,364	18,702,732	452,891,238
Fidelity Series Large Cap Value Index Fund	107,932,581	13,647,427	5,184,343	--	(13,108)	7,979,979	124,362,536
Fidelity Series Long-Term Treasury Bond	98,801,847	112,745,472	34,624,345	2,093,100	(1,147,844)	(4,454,835)	171,320,295
Fidelity Series Opportunistic Insights Fund	189,694,018	23,880,844	9,477,035	--	(22,574)	25,701,834	229,777,087
Fidelity Series Real Estate Equity Fund	34,294,713	463,365	36,252,452	286,222	(1,538,115)	3,032,489	--
Fidelity Series Real Estate Income Fund	18,928,290	3,346,298	886,958	878,372	(14,904)	118,645	21,491,371
Fidelity Series Short-Term Credit Fund	13,333,440	3,001,184	632,860	162,173	(7,214)	7,145	15,701,695
Fidelity Series Small Cap Discovery Fund	50,681,737	9,590,504	2,456,218	3,177,393	(108,252)	(728,035)	56,979,736
Fidelity Series Small Cap Opportunities Fund	156,598,303	33,707,367	8,734,827	14,178,837	48,666	4,227,241	185,846,750
Fidelity Series Stock Selector Large Cap	295,167,577	36,472,682	16,018,928	--	(352,721)	21,653,278	336,921,888
Fidelity Series Value Discovery Fund	209,366,384	26,003,717	9,998,819	--	(168,652)	12,958,695	238,161,325
	$4,395,835,794	$927,305,283	$520,517,540	$97,410,074	$21,798,681	$106,493,230	$4,930,915,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$3,706,269	$--	$3,706,269	$--
Domestic Equity Funds	2,988,359,174	2,988,359,174	--	--
International Equity Funds	1,517,435,394	1,517,435,394	--	--
Bond Funds	335,441,593	335,441,593	--	--
Short-Term Funds	96,631,418	96,631,418	--	--
Total Investments in Securities:	$4,941,573,848	$4,937,867,579	$3,706,269	$--
Derivative Instruments:
Assets
Futures Contracts	$309,275	$309,275	$--	$--
Total Assets	$309,275	$309,275	$--	$--
Liabilities
Futures Contracts	$(24,737)	$(24,737)	$--	$--
Total Liabilities	$(24,737)	$(24,737)	$--	$--
Total Derivative Instruments:	$284,538	$284,538	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$309,275	$(24,737)
Total Equity Risk	309,275	(24,737)
Total Value of Derivatives	$309,275	$(24,737)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,706,510)	$3,706,269
Fidelity Central Funds (cost $6,952,131)	6,952,131
Other affiliated issuers (cost $4,301,096,082)	4,930,915,448
Total Investment in Securities (cost $4,311,754,723)		$4,941,573,848
Receivable for investments sold		54,262,972
Receivable for fund shares sold		174,703,171
Distributions receivable from Fidelity Central Funds		10,704
Total assets		5,170,550,695
Liabilities
Payable for investments purchased	$63,768,967
Payable for fund shares redeemed	165,180,564
Accrued management fee	2,691,672
Payable for daily variation margin on futures contracts	144,821
Total liabilities		231,786,024
Net Assets		$4,938,764,671
Net Assets consist of:
Paid in capital		$4,220,697,866
Undistributed net investment income		8,115,432
Accumulated undistributed net realized gain (loss) on investments		79,847,710
Net unrealized appreciation (depreciation) on investments		630,103,663
Net Assets		$4,938,764,671
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,428,045,930 ÷ 102,125,383 shares)		$13.98
Class K:
Net Asset Value, offering price and redemption price per share ($3,114,215,499 ÷ 222,803,681 shares)		$13.98
Class K6:
Net Asset Value, offering price and redemption price per share ($396,503,242 ÷ 28,326,689 shares)		$14.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$25,605,821
Interest		18,667
Income from Fidelity Central Funds		20,640
Total income		25,645,128
Expenses
Management fee	$15,687,234
Independent trustees' fees and expenses	11,101
Total expenses before reductions	15,698,335
Expense reductions	(6)
Total expenses after reductions		15,698,329
Net investment income (loss)		9,946,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	12
Other affiliated issuers	21,798,681
Futures contracts	(2,541,532)
Capital gain distributions from underlying funds:
Affiliated issuers	71,804,253
Total net realized gain (loss)		91,061,414
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(241)
Affiliated issuers	106,493,230
Futures contracts	284,538
Total change in net unrealized appreciation (depreciation)		106,777,527
Net gain (loss)		197,838,941
Net increase (decrease) in net assets resulting from operations		$207,785,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,946,799	$44,165,758
Net realized gain (loss)	91,061,414	169,529,579
Change in net unrealized appreciation (depreciation)	106,777,527	107,945,915
Net increase (decrease) in net assets resulting from operations	207,785,740	321,641,252
Distributions to shareholders from net investment income	–	(48,627,128)
Distributions to shareholders from net realized gain	(108,392,501)	(70,153,488)
Total distributions	(108,392,501)	(118,780,616)
Share transactions - net increase (decrease)	445,979,420	3,268,247,071
Total increase (decrease) in net assets	545,372,659	3,471,107,707
Net Assets
Beginning of period	4,393,392,012	922,284,305
End of period	$4,938,764,671	$4,393,392,012
Other Information
Undistributed net investment income end of period	$8,115,432	$–
Distributions in excess of net investment income end of period	$–	$(1,831,367)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.41	$11.08	$12.06	$11.73	$10.56
Income from Investment Operations
Net investment income (loss)A	.02	.14	.17	.17	.19	.16
Net realized and unrealized gain (loss)	.59	1.64	1.57	(.59)	.72	1.51
Total from investment operations	.61	1.78	1.74	(.42)	.91	1.67
Distributions from net investment income	–	(.15)	(.16)	(.17)	(.18)	(.14)
Distributions from net realized gain	(.33)	(.34)	(.25)	(.39)	(.39)	(.36)
Total distributions	(.33)	(.49)	(.41)	(.56)	(.58)B	(.50)
Net asset value, end of period	$13.98	$13.70	$12.41	$11.08	$12.06	$11.73
Total ReturnC,D	4.48%	14.49%	16.17%	(3.69)%	7.98%	16.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.64%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.75%G	.64%H	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.64%H	-%	-%	-%	-%
Net investment income (loss)	.35%G	1.06%	1.46%	1.51%	1.64%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,428,046	$1,265,311	$922,284	$649,621	$527,231	$350,647
Portfolio turnover rateE	22%G	15%J	18%	20%	21%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	.03	.19
Net realized and unrealized gain (loss)	.59	.76
Total from investment operations	.62	.95
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.33)	(.20)
Total distributions	(.33)	(.37)
Net asset value, end of period	$13.98	$13.69
Total ReturnC,D	4.56%	7.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.45%G	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,114,215	$2,992,599
Portfolio turnover rateE	22%G	15%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.04	.16
Net realized and unrealized gain (loss)	.59	1.09
Total from investment operations	.63	1.25
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.33)	(.20)
Total distributions	(.33)	(.38)C
Net asset value, end of period	$14.00	$13.70
Total ReturnD,E	4.63%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%H,I
Expenses net of all reductions	.49%H	.50%H,I
Net investment income (loss)	.60%H	1.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$396,503	$135,481
Portfolio turnover rateF	22%H	15%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/29/18 to 12/6/18 (a)
(Cost $797,085)	800,000	797,034
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	1,838,644	$25,023,944
Fidelity Series Blue Chip Growth Fund (b)	2,975,684	45,527,971
Fidelity Series Commodity Strategy Fund (b)	4,443,106	22,215,528
Fidelity Series Growth Company Fund (b)	4,550,993	91,975,570
Fidelity Series Intrinsic Opportunities Fund (b)	5,755,511	105,498,519
Fidelity Series Large Cap Stock Fund (b)	6,104,939	97,251,673
Fidelity Series Large Cap Value Index Fund (b)	2,020,457	26,670,027
Fidelity Series Opportunistic Insights Fund (b)	2,477,154	49,171,512
Fidelity Series Small Cap Discovery Fund (b)	1,011,206	12,286,156
Fidelity Series Small Cap Opportunities Fund (b)	2,710,144	39,812,021
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,477,758	72,415,966
Fidelity Series Value Discovery Fund (b)	3,730,125	51,065,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $576,230,099)		638,914,292

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	877,904	9,490,147
Fidelity Series Emerging Markets Fund (b)	606,572	5,877,687
Fidelity Series Emerging Markets Opportunities Fund (b)	4,731,379	90,795,162
Fidelity Series International Growth Fund (b)	5,970,220	97,911,608
Fidelity Series International Small Cap Fund (b)	1,293,735	23,157,854
Fidelity Series International Value Fund (b)	9,248,206	97,291,122
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $305,822,397)		324,523,580

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	630,546	6,009,107
Fidelity Series Floating Rate High Income Fund (b)	256,242	2,439,422
Fidelity Series High Income Fund (b)	1,440,033	13,838,718
Fidelity Series Inflation-Protected Bond Index Fund (b)	327,898	3,183,891
Fidelity Series International Credit Fund (b)	24,341	239,271
Fidelity Series Investment Grade Bond Fund (b)	430,423	4,687,309
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,442,787	36,608,565
Fidelity Series Real Estate Income Fund (b)	435,539	4,695,111
TOTAL BOND FUNDS
(Cost $73,129,110)		71,701,394

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	1,236,628	1,236,876
Fidelity Series Government Money Market Fund 2.12% (b)(d)	15,937,406	15,937,406
Fidelity Series Short-Term Credit Fund (b)	344,943	3,401,134
TOTAL SHORT-TERM FUNDS
(Cost $20,599,005)		20,575,416
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $976,577,696)		1,056,511,716
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(551,752)
NET ASSETS - 100%		$1,055,959,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	40	Dec. 2018	$5,838,000	$1,132	$1,132
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	63	Dec. 2018	3,306,555	65,214	65,214

TOTAL PURCHASED					66,346

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	28	Dec. 2018	2,765,700	(4,509)	(4,509)
TOTAL FUTURES CONTRACTS					$61,837

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,064.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,858
Total	$3,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,904,680	$26,022	$17,014,627	$--	$2,869,723	$(1,785,798)	$--
Fidelity Series All-Sector Equity Fund	31,253,568	8,281,207	18,450,077	--	331,215	3,608,031	25,023,944
Fidelity Series Blue Chip Growth Fund	32,253,565	13,299,443	2,291,558	4,121,215	(27,941)	2,294,462	45,527,971
Fidelity Series Canada Fund	7,202,539	2,080,748	271,469	--	(3,918)	482,247	9,490,147
Fidelity Series Commodity Strategy Fund	17,145,686	7,426,851	641,267	1,298,303	(15,376)	(1,700,366)	22,215,528
Fidelity Series Emerging Markets Debt Fund	4,840,852	1,635,292	183,184	163,432	(13,354)	(270,499)	6,009,107
Fidelity Series Emerging Markets Fund	--	5,783,206	--	--	--	94,481	5,877,687
Fidelity Series Emerging Markets Opportunities Fund	74,428,681	29,507,460	2,800,586	--	(171,091)	(10,169,302)	90,795,162
Fidelity Series Floating Rate High Income Fund	1,890,315	620,513	74,436	57,613	(915)	3,945	2,439,422
Fidelity Series Government Money Market Fund 2.12%	13,009,017	18,108,826	15,180,437	118,221	--	--	15,937,406
Fidelity Series Growth Company Fund	65,444,549	18,545,105	2,958,205	--	(69,744)	11,013,865	91,975,570
Fidelity Series High Income Fund	11,127,742	3,246,886	640,430	360,558	(6,771)	111,291	13,838,718
Fidelity Series Inflation-Protected Bond Index Fund	6,768,528	2,198,589	5,813,413	10,958	(73,455)	103,642	3,183,891
Fidelity Series International Credit Fund	244,476	3,750	6,496	3,013	(83)	(2,376)	239,271
Fidelity Series International Growth Fund	72,306,514	26,958,054	2,671,371	--	(269)	1,318,680	97,911,608
Fidelity Series International Small Cap Fund	18,039,162	6,212,841	324,152	--	(6,710)	(763,287)	23,157,854
Fidelity Series International Value Fund	73,255,562	24,797,563	743,071	--	(38,882)	19,950	97,291,122
Fidelity Series Intrinsic Opportunities Fund	79,157,527	27,884,606	2,480,933	4,550,343	(51,985)	989,304	105,498,519
Fidelity Series Investment Grade Bond Fund	3,875,761	1,226,939	366,110	59,786	(5,123)	(44,158)	4,687,309
Fidelity Series Large Cap Stock Fund	70,836,746	25,776,696	2,991,297	5,233,170	(40,706)	3,670,234	97,251,673
Fidelity Series Large Cap Value Index Fund	20,224,908	5,727,431	880,618	--	(14,018)	1,612,324	26,670,027
Fidelity Series Long-Term Treasury Bond Index Fund	18,521,138	24,874,281	5,632,143	417,397	(191,191)	(963,520)	36,608,565
Fidelity Series Opportunistic Insights Fund	35,335,440	10,245,532	1,506,699	--	(25,768)	5,123,007	49,171,512
Fidelity Series Real Estate Equity Fund	6,272,892	370,736	6,935,358	55,732	(243,095)	534,825	--
Fidelity Series Real Estate Income Fund	3,580,706	1,242,001	142,212	183,543	(3,786)	18,402	4,695,111
Fidelity Series Short-Term Credit Fund	2,622,315	910,408	131,568	34,374	(1,629)	1,608	3,401,134
Fidelity Series Small Cap Discovery Fund	9,487,528	3,377,568	393,631	626,810	(21,529)	(163,780)	12,286,156
Fidelity Series Small Cap Opportunities Fund	29,169,642	11,379,312	1,357,623	3,000,140	(8,998)	629,688	39,812,021
Fidelity Series Stock Selector Large Cap Value Fund	55,114,043	15,634,527	2,594,313	--	(85,780)	4,347,489	72,415,966
Fidelity Series Value Discovery Fund	39,075,165	11,108,650	1,659,297	--	(39,722)	2,580,609	51,065,405
	$818,389,247	$308,491,043	$97,136,581	$20,294,608	$2,039,099	$22,694,998	$1,054,477,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$797,034	$--	$797,034	$--
Domestic Equity Funds	638,914,292	638,914,292	--	--
International Equity Funds	324,523,580	324,523,580	--	--
Bond Funds	71,701,394	71,701,394	--	--
Short-Term Funds	20,575,416	20,575,416	--	--
Total Investments in Securities:	$1,056,511,716	$1,055,714,682	$797,034	$--
Derivative Instruments:
Assets
Futures Contracts	$66,346	$66,346	$--	$--
Total Assets	$66,346	$66,346	$--	$--
Liabilities
Futures Contracts	$(4,509)	$(4,509)	$--	$--
Total Liabilities	$(4,509)	$(4,509)	$--	$--
Total Derivative Instruments:	$61,837	$61,837	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$66,346	$(4,509)
Total Equity Risk	66,346	(4,509)
Total Value of Derivatives	$66,346	$(4,509)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $797,085)	$797,034
Fidelity Central Funds (cost $1,236,876)	1,236,876
Other affiliated issuers (cost $974,543,735)	1,054,477,806
Total Investment in Securities (cost $976,577,696)		$1,056,511,716
Cash		49,000
Receivable for investments sold		11,995,418
Receivable for fund shares sold		38,486,998
Distributions receivable from Fidelity Central Funds		1,950
Total assets		1,107,045,082
Liabilities
Payable for investments purchased	$16,921,506
Payable for fund shares redeemed	33,560,005
Accrued management fee	569,739
Payable for daily variation margin on futures contracts	33,868
Total liabilities		51,085,118
Net Assets		$1,055,959,964
Net Assets consist of:
Paid in capital		$959,240,324
Undistributed net investment income		1,465,439
Accumulated undistributed net realized gain (loss) on investments		15,258,344
Net unrealized appreciation (depreciation) on investments		79,995,857
Net Assets		$1,055,959,964
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($308,416,621 ÷ 24,683,601 shares)		$12.49
Class K:
Net Asset Value, offering price and redemption price per share ($665,459,435 ÷ 53,288,428 shares)		$12.49
Class K6:
Net Asset Value, offering price and redemption price per share ($82,083,908 ÷ 6,561,514 shares)		$12.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,251,724
Interest		3,695
Income from Fidelity Central Funds		3,858
Total income		5,259,277
Expenses
Management fee	$3,136,166
Independent trustees' fees and expenses	2,137
Total expenses		3,138,303
Net investment income (loss)		2,120,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	3
Other affiliated issuers	2,039,099
Futures contracts	(525,815)
Capital gain distributions from underlying funds:
Affiliated issuers	15,042,884
Total net realized gain (loss)		16,556,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(51)
Affiliated issuers	22,694,998
Futures contracts	61,837
Total change in net unrealized appreciation (depreciation)		22,756,784
Net gain (loss)		39,312,955
Net increase (decrease) in net assets resulting from operations		$41,433,929

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,120,974	$6,919,637
Net realized gain (loss)	16,556,171	26,038,634
Change in net unrealized appreciation (depreciation)	22,756,784	12,512,816
Net increase (decrease) in net assets resulting from operations	41,433,929	45,471,087
Distributions to shareholders from net investment income	–	(7,703,403)
Distributions to shareholders from net realized gain	(18,081,222)	(9,428,917)
Total distributions	(18,081,222)	(17,132,320)
Share transactions - net increase (decrease)	214,665,548	673,447,954
Total increase (decrease) in net assets	238,018,255	701,786,721
Net Assets
Beginning of period	817,941,709	116,154,988
End of period	$1,055,959,964	$817,941,709
Other Information
Undistributed net investment income end of period	$1,465,439	$–
Distributions in excess of net investment income end of period	$–	$(655,535)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.13	.16	.16	.10
Net realized and unrealized gain (loss)	.52	1.46	1.37	(.53)	.52
Total from investment operations	.54	1.59	1.53	(.37)	.62
Distributions from net investment income	–	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.25)	(.26)	(.17)	(.17)	(.07)
Total distributions	(.25)	(.40)C	(.30)	(.30)D	(.17)
Net asset value, end of period	$12.49	$12.20	$11.01	$9.78	$10.45
Total ReturnE,F	4.49%	14.50%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.66%J	- %K	- %K	- %I,K
Expenses net of fee waivers, if any	.75%I	.66%J	-%	-%	- %I
Expenses net of all reductions	.75%I	.66%J	-%	-%	- %I
Net investment income (loss)	.38%I	1.09%	1.54%	1.67%	1.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$308,417	$241,896	$116,155	$47,019	$8,968
Portfolio turnover rateG	21%I	11%L	21%	31%	28%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	.03	.16
Net realized and unrealized gain (loss)	.52	.68
Total from investment operations	.55	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.25)	(.15)
Total distributions	(.25)	(.30)
Net asset value, end of period	$12.49	$12.19
Total ReturnC,D	4.58%	7.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.48%G	1.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$665,459	$549,158
Portfolio turnover rateE	21%G	11%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.52	.96
Total from investment operations	.56	1.10
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.25)	(.15)
Total distributions	(.25)	(.30)
Net asset value, end of period	$12.51	$12.20
Total ReturnC,D	4.66%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.63%G	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$82,084	$26,888
Portfolio turnover rateE	21%G	11%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Freedom 2010 Fund	$93,931
Fidelity Freedom 2020 Fund	212,156
Fidelity Freedom 2030 Fund	174,805

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,348,077,971	$219,688,827	$(48,495,993)	$171,192,834
Fidelity Freedom 2005 Fund	934,442,654	77,482,242	(23,566,371)	53,915,871
Fidelity Freedom 2010 Fund	5,637,412,521	704,900,587	(128,215,802)	576,684,785
Fidelity Freedom 2015 Fund	8,327,269,154	1,359,749,262	(149,074,212)	1,210,675,050
Fidelity Freedom 2020 Fund	25,108,681,386	4,480,786,893	(471,556,551)	4,009,230,342
Fidelity Freedom 2025 Fund	23,618,026,776	4,344,409,295	(398,472,176)	3,945,937,119
Fidelity Freedom 2030 Fund	26,942,964,282	6,063,148,062	(388,054,234)	5,675,093,828
Fidelity Freedom 2035 Fund	18,177,492,824	4,546,451,869	(156,640,239)	4,389,811,630
Fidelity Freedom 2040 Fund	18,340,202,614	4,904,765,625	(156,601,951)	4,748,163,674
Fidelity Freedom 2045 Fund	11,299,537,650	2,751,964,841	(90,481,282)	2,661,483,559
Fidelity Freedom 2050 Fund	9,660,653,843	2,295,466,260	(77,689,528)	2,217,776,732
Fidelity Freedom 2055 Fund	4,325,199,677	654,003,691	(37,344,982)	616,658,709
Fidelity Freedom 2060 Fund	978,408,082	88,105,095	(9,939,624)	78,165,471

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2018 to March 31, 2018. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2050 Fund	$1,076,447
Fidelity Freedom 2055 Fund	1,831,366
Fidelity Freedom 2060 Fund	655,535

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	580,118,712	779,411,886
Fidelity Freedom 2005 Fund	172,776,315	210,333,156
Fidelity Freedom 2010 Fund	828,962,275	1,153,580,828
Fidelity Freedom 2015 Fund	1,128,133,044	1,816,318,045
Fidelity Freedom 2020 Fund	3,196,773,708	4,491,014,473
Fidelity Freedom 2025 Fund	3,306,757,542	3,488,856,635
Fidelity Freedom 2030 Fund	3,218,978,872	3,246,280,546
Fidelity Freedom 2035 Fund	2,786,167,088	2,598,869,741
Fidelity Freedom 2040 Fund	2,610,252,508	2,596,606,461
Fidelity Freedom 2045 Fund	1,811,121,475	1,576,297,675
Fidelity Freedom 2050 Fund	1,611,420,742	1,344,980,883
Fidelity Freedom 2055 Fund	927,305,283	520,517,490
Fidelity Freedom 2060 Fund	308,491,043	97,136,581

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to June 1, 2017, the investment advisor provided the Funds with investment management related services. The Funds did not pay any fees for these services. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Class K)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.482%	.428%
Fidelity Freedom 2010 Fund	.525%	.461%
Fidelity Freedom 2015 Fund	.567%	.496%
Fidelity Freedom 2020 Fund	.610%	.531%
Fidelity Freedom 2025 Fund	.652%	.566%
Fidelity Freedom 2030 Fund	.695%	.601%
Fidelity Freedom 2035 Fund	.737%	.636%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.373%
Fidelity Freedom 2010 Fund	.392%
Fidelity Freedom 2015 Fund	.412%
Fidelity Freedom 2020 Fund	.431%
Fidelity Freedom 2025 Fund	.450%
Fidelity Freedom 2030 Fund	.470%
Fidelity Freedom 2035 Fund	.489%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Freedom Income Fund	$ 21,943,732	$ 5,248,386
Freedom 2005 Fund	9,132,913	818,016
Freedom 2010 Fund	82,938,352	17,423,248
Freedom 2015 Fund	132,300,852	26,218,924
Freedom 2020 Fund	349,185,809	55,046,914
Freedom 2025 Fund	312,149,126	36,476,750
Freedom 2030 Fund	443,448,822	45,658,987
Freedom 2035 Fund	315,567,651	25,385,650
Freedom 2040 Fund	341,654,429	31,022,107
Freedom 2045 Fund	165,214,747	12,941,012
Freedom 2050 Fund	136,449,649	10,462,773
Freedom 2055 Fund	44,625,815	2,684,111
Freedom 2060 Fund	6,196,209	137,579

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Freedom Income Fund	$54
Fidelity Freedom 2005 Fund	70
Fidelity Freedom 2010 Fund	38
Fidelity Freedom 2015 Fund	55
Fidelity Freedom 2020 Fund	13
Fidelity Freedom 2025 Fund	12
Fidelity Freedom 2030 Fund	25
Fidelity Freedom 2045 Fund	29
Fidelity Freedom 2050 Fund	6
Fidelity Freedom 2055 Fund	6

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018(a)
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$14,984,465	$34,335,271
Class K	10,910,977	17,390,446
Class K6	455,334	223,737
Total	$26,350,776	$51,949,454
From net realized gain
Fidelity Freedom Income Fund	$22,330,640	$44,712,535
Class K	16,009,200	22,488,873
Class K6	520,337	239,298
Total	$38,860,177	$67,440,706
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$1,524,497	$8,256,167
Class K	1,072,276	5,348,186
Class K6	40,475	66,981
Total	$2,637,248	$13,671,334
From net realized gain
Fidelity Freedom 2005 Fund	$8,908,779	$14,263,444
Class K	6,076,226	6,417,819
Class K6	194,073	78,417
Total	$15,179,078	$20,759,680
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$8,368,166	$59,450,122
Class K	5,046,887	33,379,063
Class K6	229,872	446,466
Total	$13,644,925	$93,275,651
From net realized gain
Fidelity Freedom 2010 Fund	$87,992,475	$138,121,654
Class K	50,036,243	54,086,430
Class K6	1,772,564	700,731
Total	$139,801,282	$192,908,815
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$8,688,870	$75,356,851
Class K	7,132,266	62,744,245
Class K6	397,154	834,279
Total	$16,218,290	$138,935,375
From net realized gain
Fidelity Freedom 2015 Fund	$134,055,986	$187,400,162
Class K	105,038,677	102,672,333
Class K6	4,150,891	1,342,304
Total	$243,245,554	$291,414,799
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$15,444,745	$170,977,599
Class K	19,118,065	214,523,078
Class K6	1,282,075	3,160,558
Total	$35,844,885	$388,661,235
From net realized gain
Fidelity Freedom 2020 Fund	$316,208,644	$406,127,361
Class K	371,844,368	309,195,087
Class K6	15,585,204	4,430,552
Total	$703,638,216	$719,753,000
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$8,064,374	$135,746,842
Class K	11,556,354	196,874,291
Class K6	1,171,512	4,557,308
Total	$20,792,240	$337,178,441
From net realized gain
Fidelity Freedom 2025 Fund	$257,242,278	$300,732,953
Class K	335,132,279	252,816,654
Class K6	17,795,792	5,757,887
Total	$610,170,349	$559,307,494
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$–	$152,399,042
Class K	–	237,812,270
Class K6	–	6,564,512
Total	$–	$396,775,824
From net realized gain
Fidelity Freedom 2030 Fund	$350,600,239	$413,872,411
Class K	473,811,407	346,196,136
Class K6	26,942,551	9,436,482
Total	$851,354,197	$769,505,029
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$–	$87,722,896
Class K	–	162,011,402
Class K6	–	5,709,559
Total	$–	$255,443,857
From net realized gain
Fidelity Freedom 2035 Fund	$230,445,861	$240,142,544
Class K	335,955,382	221,611,338
Class K6	22,770,060	7,651,385
Total	$589,171,303	$469,405,267
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$–	$90,536,406
Class K	–	170,937,500
Class K6	–	4,789,254
Total	$–	$266,263,160
From net realized gain
Fidelity Freedom 2040 Fund	$241,363,664	$261,248,683
Class K	357,897,586	242,057,363
Class K6	21,767,741	6,636,534
Total	$621,028,991	$509,942,580
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$–	$44,250,979
Class K	–	109,126,440
Class K6	–	2,701,118
Total	$–	$156,078,537
From net realized gain
Fidelity Freedom 2045 Fund	$121,573,693	$114,572,629
Class K	225,623,203	138,369,458
Class K6	12,930,259	3,337,686
Total	$360,127,155	$256,279,773
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$–	$36,777,044
Class K	–	92,715,220
Class K6	–	1,957,994
Total	$–	$131,450,258
From net realized gain
Fidelity Freedom 2050 Fund	$98,786,680	$93,839,199
Class K	191,006,262	116,797,064
Class K6	10,002,143	2,419,431
Total	$299,795,085	$213,055,694
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$–	$12,886,343
Class K	–	34,941,200
Class K6	–	799,585
Total	$–	$48,627,128
From net realized gain
Fidelity Freedom 2055 Fund	$34,080,234	$27,949,675
Class K	70,641,422	41,275,560
Class K6	3,670,845	928,253
Total	$108,392,501	$70,153,488
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$–	$2,107,103
Class K	–	5,444,764
Class K6	–	151,536
Total	$–	$7,703,403
From net realized gain
Fidelity Freedom 2060 Fund	$5,777,935	$3,721,242
Class K	11,676,178	5,555,128
Class K6	627,109	152,547
Total	$18,081,222	$9,428,917

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018	Year ended March 31, 2018 (a)	Six months ended September 30, 2018	Year ended March 31, 2018 (a)
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	12,814,841	27,221,111	$148,674,954	$320,765,917
Reinvestment of distributions	3,164,229	6,605,290	36,540,585	77,395,265
Shares redeemed	(20,352,135)	(38,028,513)	(235,957,475)	(447,668,101)
Net increase (decrease)	(4,373,065)	(4,202,112)	$(50,741,936)	$(49,506,919)
Class K
Shares sold	12,517,953	23,453,639	$144,956,112	$277,296,475
Issued in exchange for the shares of Fidelity Freedom K Income Fund	–	136,520,990	–	1,613,678,107
Reinvestment of distributions	2,334,978	3,392,232	26,920,177	39,879,319
Shares redeemed	(29,145,944)	(29,017,558)	(337,442,532)	(343,144,692)
Net increase (decrease)	(14,293,013)	134,349,303	$(165,566,243)	$1,587,709,209
Class K6
Shares sold	4,888,043	3,890,192	$56,611,838	$45,935,962
Reinvestment of distributions	84,555	39,381	975,671	463,035
Shares redeemed	(678,423)	(569,053)	(7,861,133)	(6,709,845)
Net increase (decrease)	4,294,175	3,360,520	$49,726,376	$39,689,152
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,686,723	7,378,209	$45,792,236	$92,645,422
Reinvestment of distributions	835,563	1,791,008	10,335,921	22,315,999
Shares redeemed	(5,768,683)	(9,828,104)	(71,645,766)	(123,356,983)
Net increase (decrease)	(1,246,397)	(658,887)	$(15,517,609)	$(8,395,562)
Class K
Shares sold	4,893,445	9,369,547	$60,658,371	$118,391,743
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	–	32,823,330	–	412,589,249
Reinvestment of distributions	578,826	938,278	7,148,502	11,766,005
Shares redeemed	(8,230,204)	(9,282,767)	(102,006,836)	(117,477,612)
Net increase (decrease)	(2,757,933)	33,848,388	$(34,199,963)	$425,269,385
Class K6
Shares sold	1,771,969	893,756	$22,013,023	$11,275,207
Reinvestment of distributions	18,992	11,585	234,548	145,398
Shares redeemed	(174,160)	(106,187)	(2,164,051)	(1,340,558)
Net increase (decrease)	1,616,801	799,154	$20,083,520	$10,080,047
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	12,416,194	23,767,583	$196,634,359	$381,761,384
Reinvestment of distributions	6,029,770	12,229,853	94,968,861	194,626,240
Shares redeemed	(24,565,366)	(49,294,217)	(388,720,220)	(791,146,041)
Net increase (decrease)	(6,119,402)	(13,296,781)	$(97,117,000)	$(214,758,417)
Class K
Shares sold	9,503,819	20,322,144	$150,402,768	$328,782,786
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	–	158,527,428	–	2,547,535,809
Reinvestment of distributions	3,501,788	5,452,961	55,083,130	87,465,493
Shares redeemed	(28,041,001)	(34,234,425)	(443,557,450)	(555,204,634)
Net increase (decrease)	(15,035,394)	150,068,108	$(238,071,552)	$2,408,579,454
Class K6
Shares sold	6,624,451	4,164,658	$104,974,043	$67,215,211
Reinvestment of distributions	127,381	71,521	2,002,436	1,147,196
Shares redeemed	(627,780)	(490,870)	(9,946,565)	(7,955,488)
Net increase (decrease)	6,124,052	3,745,309	$97,029,914	$60,406,919
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	42,069,204	72,616,042	$555,702,088	$968,356,768
Reinvestment of distributions	10,754,160	19,682,696	141,309,668	260,136,127
Shares redeemed	(63,033,983)	(104,001,992)	(832,380,628)	(1,384,215,146)
Net increase (decrease)	(10,210,619)	(11,703,254)	$(135,368,872)	$(155,722,251)
Class K
Shares sold	24,763,747	57,486,192	$326,582,470	$773,133,070
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	–	357,299,109	–	4,748,505,056
Reinvestment of distributions	8,549,615	12,372,220	112,170,943	165,416,578
Shares redeemed	(83,158,645)	(79,691,095)	(1,097,577,183)	(1,075,934,728)
Net increase (decrease)	(49,845,283)	347,466,426	$(658,823,770)	$4,611,119,976
Class K6
Shares sold	21,150,472	10,514,183	$280,449,664	$140,899,779
Reinvestment of distributions	346,650	162,796	4,548,045	2,176,583
Shares redeemed	(2,371,453)	(2,096,076)	(31,309,506)	(28,077,012)
Net increase (decrease)	19,125,669	8,580,903	$253,688,203	$114,999,350
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	100,964,511	152,441,221	$1,654,474,680	$2,504,940,140
Reinvestment of distributions	20,131,258	35,050,498	328,743,442	571,436,446
Shares redeemed	(124,487,003)	(187,167,034)	(2,042,470,360)	(3,072,056,561)
Net increase (decrease)	(3,391,234)	324,685	$(59,252,238)	$4,320,025
Class K
Shares sold	81,218,328	159,801,375	$1,331,407,311	$2,656,458,207
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	–	997,191,746	–	16,284,141,352
Reinvestment of distributions	23,970,719	31,625,493	390,962,433	523,718,165
Shares redeemed	(213,603,512)	(181,091,802)	(3,500,766,327)	(3,024,255,229)
Net increase (decrease)	(108,414,465)	1,007,526,812	$(1,778,396,583)	$16,440,062,495
Class K6
Shares sold	59,778,897	31,475,610	$984,841,647	$521,683,894
Reinvestment of distributions	1,033,534	458,124	16,867,279	7,591,110
Shares redeemed	(4,685,421)	(3,147,676)	(76,820,509)	(52,491,121)
Net increase (decrease)	56,127,010	28,786,058	$924,888,417	$476,783,883
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	115,752,184	158,726,717	$1,650,321,426	$2,259,361,477
Reinvestment of distributions	18,499,634	30,656,487	263,619,804	433,261,289
Shares redeemed	(120,383,751)	(151,675,334)	(1,722,482,523)	(2,154,686,419)
Net increase (decrease)	13,868,067	37,707,870	$191,458,707	$537,936,347
Class K
Shares sold	110,517,604	199,976,963	$1,578,994,350	$2,881,263,698
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	–	1,039,138,058	–	14,641,455,337
Reinvestment of distributions	24,363,221	31,228,538	346,688,633	449,690,945
Shares redeemed	(218,947,438)	(171,473,684)	(3,125,322,228)	(2,483,694,512)
Net increase (decrease)	(84,066,613)	1,098,869,875	$(1,199,639,245)	$15,488,715,468
Class K6
Shares sold	80,963,256	47,051,793	$1,164,521,730	$673,422,348
Reinvestment of distributions	1,331,974	715,836	18,967,304	10,315,195
Shares redeemed	(5,116,200)	(4,172,324)	(73,271,821)	(60,270,553)
Net increase (decrease)	77,179,030	43,595,305	$1,110,217,213	$623,466,990
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	89,856,024	123,266,681	$1,607,142,710	$2,193,032,389
Reinvestment of distributions	19,465,688	31,803,918	348,046,505	561,630,140
Shares redeemed	(89,285,758)	(126,546,656)	(1,604,093,908)	(2,245,714,755)
Net increase (decrease)	20,035,954	28,523,943	$351,095,307	$508,947,774
Class K
Shares sold	93,910,114	159,214,941	$1,684,872,969	$2,878,963,957
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	–	980,848,240	–	17,213,886,716
Reinvestment of distributions	26,529,194	32,337,117	473,811,407	584,008,406
Shares redeemed	(178,456,993)	(148,080,700)	(3,197,204,014)	(2,692,845,198)
Net increase (decrease)	(58,017,685)	1,024,319,598	$(1,038,519,638)	$17,984,013,881
Class K6
Shares sold	62,570,300	47,995,734	$1,130,087,929	$858,334,852
Reinvestment of distributions	1,507,697	885,011	26,942,551	16,000,993
Shares redeemed	(4,118,136)	(3,213,471)	(74,124,983)	(58,671,562)
Net increase (decrease)	59,959,861	45,667,274	$1,082,905,497	$815,664,283
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	86,025,453	110,962,220	$1,299,965,870	$1,654,304,549
Reinvestment of distributions	15,107,462	21,957,182	229,180,205	325,960,643
Shares redeemed	(82,917,707)	(99,897,658)	(1,262,836,996)	(1,486,838,456)
Net increase (decrease)	18,215,208	33,021,744	$266,309,079	$493,426,736
Class K
Shares sold	93,071,804	152,904,028	$1,414,570,724	$2,323,823,499
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	–	810,190,579	–	11,861,189,816
Reinvestment of distributions	22,189,920	25,155,590	335,955,382	383,622,740
Shares redeemed	(162,819,808)	(133,107,016)	(2,469,554,267)	(2,040,612,137)
Net increase (decrease)	(47,558,084)	855,143,181	$(719,028,161)	$12,528,023,918
Class K6
Shares sold	61,962,222	48,428,487	$950,919,386	$727,016,849
Reinvestment of distributions	1,501,983	875,553	22,770,060	13,360,944
Shares redeemed	(3,635,653)	(2,447,780)	(55,459,264)	(37,752,360)
Net increase (decrease)	59,828,552	46,856,260	$918,230,182	$702,625,433
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	114,357,824	136,619,831	$1,212,979,858	$1,431,492,061
Reinvestment of distributions	22,477,411	33,488,676	239,384,409	348,747,375
Shares redeemed	(113,943,932)	(139,529,622)	(1,218,390,159)	(1,457,941,134)
Net increase (decrease)	22,891,303	30,578,885	$233,974,108	$322,298,302
Class K
Shares sold	127,998,063	204,272,570	$1,366,553,863	$2,180,144,652
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	–	1,209,417,175	–	12,432,808,583
Reinvestment of distributions	33,636,990	38,561,612	357,897,586	412,994,864
Shares redeemed	(234,086,037)	(192,024,994)	(2,494,022,833)	(2,069,340,268)
Net increase (decrease)	(72,450,984)	1,260,226,363	$(769,571,384)	$12,956,607,831
Class K6
Shares sold	81,192,591	63,538,724	$875,001,916	$671,238,294
Reinvestment of distributions	2,045,840	1,066,834	21,767,741	11,425,788
Shares redeemed	(4,778,362)	(3,427,354)	(51,099,743)	(37,056,376)
Net increase (decrease)	78,460,069	61,178,204	$845,669,914	$645,607,706
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	75,278,694	83,678,942	$904,770,311	$990,525,865
Reinvestment of distributions	9,991,436	13,350,262	120,696,554	157,549,317
Shares redeemed	(69,963,161)	(72,278,251)	(848,390,338)	(853,762,795)
Net increase (decrease)	15,306,969	24,750,953	$177,076,527	$294,312,387
Class K
Shares sold	90,594,687	138,438,372	$1,096,330,973	$1,672,115,670
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	–	680,392,245	–	7,906,157,717
Reinvestment of distributions	18,708,391	20,403,619	225,623,203	247,495,898
Shares redeemed	(145,350,988)	(114,898,251)	(1,756,100,626)	(1,401,257,211)
Net increase (decrease)	(36,047,910)	724,335,985	$(434,146,450)	$8,424,512,074
Class K6
Shares sold	55,104,850	35,416,332	$674,338,014	$424,716,328
Reinvestment of distributions	1,072,161	497,430	12,930,259	6,038,804
Shares redeemed	(2,544,483)	(1,761,820)	(30,859,157)	(21,547,868)
Net increase (decrease)	53,632,528	34,151,942	$656,409,116	$409,207,264
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	62,676,941	75,824,728	$758,627,978	$902,647,093
Reinvestment of distributions	8,041,120	10,861,802	97,699,616	128,951,626
Shares redeemed	(55,905,302)	(63,697,605)	(681,837,559)	(756,367,850)
Net increase (decrease)	14,812,759	22,988,925	$174,490,035	$275,230,869
Class K
Shares sold	85,023,890	122,562,514	$1,034,677,925	$1,491,197,304
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	–	572,849,516	–	6,690,882,218
Reinvestment of distributions	15,746,600	17,173,138	191,006,262	209,512,284
Shares redeemed	(127,274,019)	(96,878,288)	(1,546,685,578)	(1,187,384,579)
Net increase (decrease)	(26,503,529)	615,706,880	$(321,001,391)	$7,204,207,227
Class K6
Shares sold	46,171,269	28,136,620	$568,148,027	$340,101,592
Reinvestment of distributions	823,900	358,805	10,002,143	4,377,425
Shares redeemed	(2,658,062)	(1,536,761)	(32,458,367)	(18,895,572)
Net increase (decrease)	44,337,107	26,958,664	$545,691,803	$325,583,445
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	30,143,474	38,370,551	$412,297,361	$515,078,307
Reinvestment of distributions	2,447,312	2,987,887	33,577,117	40,144,179
Shares redeemed	(22,821,438)	(23,349,667)	(314,192,707)	(313,087,284)
Net increase (decrease)	9,769,348	18,008,771	$131,681,771	$242,135,202
Class K
Shares sold	46,944,626	61,914,305	$645,358,663	$850,947,947
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	–	187,145,598	–	2,460,964,568
Reinvestment of distributions	5,152,547	5,543,037	70,641,422	76,216,759
Shares redeemed	(47,923,670)	(35,972,762)	(658,081,760)	(496,645,456)
Net increase (decrease)	4,173,503	218,630,178	$57,918,325	$2,891,483,818
Class K6
Shares sold	19,370,629	10,467,862	$269,291,987	$142,591,736
Reinvestment of distributions	267,554	125,661	3,670,845	1,727,838
Shares redeemed	(1,203,845)	(701,172)	(16,583,508)	(9,691,523)
Net increase (decrease)	18,434,338	9,892,351	$256,379,324	$134,628,051
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	9,862,313	13,553,573	$120,757,734	$162,527,190
Reinvestment of distributions	460,211	472,322	5,642,179	5,668,501
Shares redeemed	(5,461,471)	(4,749,212)	(67,177,088)	(56,963,732)
Net increase (decrease)	4,861,053	9,276,683	$59,222,825	$111,231,959
Class K
Shares sold	19,320,842	21,671,635	$237,336,253	$266,499,060
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	–	30,017,564	–	350,605,136
Reinvestment of distributions	953,157	897,950	11,676,178	10,999,891
Shares redeemed	(12,034,179)	(7,538,541)	(147,707,053)	(92,630,473)
Net increase (decrease)	8,239,820	45,048,608	$101,305,378	$535,473,614
Class K6
Shares sold	4,634,350	2,364,906	$57,544,228	$28,724,895
Reinvestment of distributions	51,151	24,823	627,109	304,083
Shares redeemed	(327,504)	(186,212)	(4,033,992)	(2,286,597)
Net increase (decrease)	4,357,997	2,203,517	$54,137,345	$26,742,381

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series Small Cap Opportunities Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Investment Grade Bond Fund	–	10%	21%	19%	1%	–	–
Fidelity Series All-Sector Equity Fund	–	–	10%	15%	13%	15%	–
Fidelity Series Emerging Markets Opportunities Fund	–	–	12%	16%	13%	14%	–
Fidelity Series Inflation-Protected Bond Index Fund	10%	12%	19%	–	–	–	–
Fidelity Series High Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Floating Rate High Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Real Estate Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Commodity Strategy Fund	–	–	13%	16%	11%	12%	–
Fidelity Series International Growth Fund	–	–	11%	16%	13%	14%	–
Fidelity Series International Value Fund	–	–	11%	16%	13%	14%	–
Fidelity Series International Small Cap Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Emerging Markets Debt Fund	–	–	14%	16%	10%	11%	–
Fidelity Series Value Discovery Fund	–	–	11%	16%	13%	13%	–
Fidelity Series Intrinsic Opportunities Fund	–	–	13%	18%	15%	16%	–
Fidelity Series Large Cap Stock Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Opportunistic Insights Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Stock Selector Large Cap Value Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Growth Company Fund	–	–	12%	18%	15%	16%	10%
Fidelity Series Blue Chip Growth Fund	–	–	12%	18%	15%	16%	10%
Fidelity Series Large Cap Value Index Fund	–	–	12%	18%	14%	15%	–
Fidelity Series Small Cap Discovery Fund	–	–	13%	18%	15%	15%	–
Fidelity Series Short-Term Credit Fund	–	11%	18%	–	–	–	–
Fidelity Series Government Money Market Fund	–	10%	15%	–	–	–	–
Fidelity Series Long-Term Treasury Bond Index Fund	–	–	14%	17%	12%	–	–
Fidelity Series International Credit Fund	–	–	15%	15%	10%	10%	–
Fidelity Series Canada Fund	–	–	12%	16%	13%	14%	–
Fidelity Series Emerging Markets Fund	–	–	–	–	–	15%	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Small Cap Opportunities Fund	89%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series All-Sector Equity Fund	87%
Fidelity Series Emerging Markets Opportunities Fund	90%
Fidelity Series Inflation-Protected Bond Index Fund	83%
Fidelity Series High Income Fund	91%
Fidelity Series Floating Rate High Income Fund	90%
Fidelity Series Real Estate Income Fund	90%
Fidelity Series Commodity Strategy Fund	90%
Fidelity Series International Growth Fund	90%
Fidelity Series International Value Fund	90%
Fidelity Series International Small Cap Fund	90%
Fidelity Series Emerging Markets Debt Fund	90%
Fidelity Series Value Discovery Fund	86%
Fidelity Series Intrinsic Opportunities Fund	99%
Fidelity Series Large Cap Stock Fund	88%
Fidelity Series Opportunistic Insights Fund	87%
Fidelity Series Stock Selector Large Cap Value Fund	89%
Fidelity Series Growth Company Fund	99%
Fidelity Series Blue Chip Growth Fund	99%
Fidelity Series Large Cap Value Index Fund	94%
Fidelity Series Small Cap Discovery Fund	99%
Fidelity Series Short-Term Credit Fund	91%
Fidelity Series Government Money Market Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	83%
Fidelity Series International Credit Fund	91%
Fidelity Series Canada Fund	90%
Fidelity Series Emerging Markets Fund	67%

11. Prior Year Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities	Unrealized appreciation (depreciation)	Net Assets	Surviving Funds	Net assets	Total net assets after the acquisition
Fidelity Freedom K 2005 Fund	$412,419,889	$40,449,279	$412,589,249	Fidelity Freedom 2005 Fund	$610,614,214	$1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended March 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Fidelity Freedom 2005 Fund	$16,728,029	$35,389,643	$11,609,337	$63,727,009
Fidelity Freedom 2010 Fund	106,763,939	333,966,494	71,884,105	512,614,538
Fidelity Freedom 2015 Fund	159,942,201	586,125,932	165,934,516	912,002,649
Fidelity Freedom 2020 Fund	450,417,256	1,534,035,495	849,346,252	2,833,799,003
Fidelity Freedom 2025 Fund	380,268,141	1,245,869,247	1,016,040,300	2,642,177,688
Fidelity Freedom 2030 Fund	412,091,376	1,721,922,624	1,479,580,811	3,613,594,811
Fidelity Freedom 2035 Fund	242,223,907	1,155,921,037	1,298,580,090	2,696,725,034
Fidelity Freedom 2040 Fund	248,017,447	1,233,803,836	1,365,296,048	2,847,117,331
Fidelity Freedom 2045 Fund	146,215,610	672,902,843	832,531,991	1,651,650,444
Fidelity Freedom 2050 Fund	122,703,111	561,458,056	703,867,025	1,388,028,192
Fidelity Freedom 2055 Fund	45,262,250	182,494,227	254,156,558	481,913,035
Fidelity Freedom 2060 Fund	7,044,354	27,215,638	32,045,178	66,305,170
Fidelity Freedom Income Fund	63,379,287	104,507,706	13,301,658	181,188,651

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.46%
Actual		$1,000.00	$1,008.30	$2.32
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K	.41%
Actual		$1,000.00	$1,007.80	$2.06
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class K6	.37%
Actual		$1,000.00	$1,008.30	$1.86
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.48%
Actual		$1,000.00	$1,012.80	$2.42
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class K	.43%
Actual		$1,000.00	$1,012.10	$2.17
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class K6	.37%
Actual		$1,000.00	$1,013.40	$1.87
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.52%
Actual		$1,000.00	$1,017.10	$2.63
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class K	.46%
Actual		$1,000.00	$1,017.20	$2.33
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K6	.39%
Actual		$1,000.00	$1,017.20	$1.97
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.57%
Actual		$1,000.00	$1,021.60	$2.89
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class K	.50%
Actual		$1,000.00	$1,021.70	$2.53
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class K6	.41%
Actual		$1,000.00	$1,022.40	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.61%
Actual		$1,000.00	$1,025.00	$3.10
Hypothetical-C		$1,000.00	$1,022.01	$3.09
Class K	.53%
Actual		$1,000.00	$1,025.70	$2.69
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class K6	.43%
Actual		$1,000.00	$1,026.40	$2.18
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.65%
Actual		$1,000.00	$1,028.80	$3.31
Hypothetical-C		$1,000.00	$1,021.81	$3.29
Class K	.57%
Actual		$1,000.00	$1,028.90	$2.90
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class K6	.45%
Actual		$1,000.00	$1,029.60	$2.29
Hypothetical-C		$1,000.00	$1,022.81	$2.28
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$1,000.00	$1,035.20	$3.57
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class K	.60%
Actual		$1,000.00	$1,035.30	$3.06
Hypothetical-C		$1,000.00	$1,022.06	$3.04
Class K6	.47%
Actual		$1,000.00	$1,036.00	$2.40
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.74%
Actual		$1,000.00	$1,042.40	$3.79
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class K	.64%
Actual		$1,000.00	$1,043.20	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,043.80	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.90	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.70	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,045.30	$3.85
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.50	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.10	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.70	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.50	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.60	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.30	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,044.90	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.80	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.60	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. In connection with the renewal of the Advisory Contracts for the funds, the Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Freedom 2005 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Freedom 2005
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
10
8
6
7
5
2
1
48
8
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	93%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2010 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Freedom 2010
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
3
8
6
7
5
1
1
53
8
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	94%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2015 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Freedom 2015
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
3
8
6
7
5
1
1
57
8
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	97%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2020 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Freedom 2020
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
3
8
6
7
5
1
1
61
8
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	99%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2025 Fund

Fidelity Freedom 2030 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Freedom 2030
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
3
6
6
7
7
3
70
9
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	93%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2035 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Freedom 2035
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
6
7
3
9
74
3
6
7
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	95%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2040 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Freedom 2040
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
3
6
6
7
7
3
75
9
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	96%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2045 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Freedom 2045
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
4
6
6
7
7
3
9
75
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	96%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2050 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Freedom 2050
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
6
7
3
9
75
4
6
7
1
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	96%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Freedom 2055 Fund

Fidelity Freedom 2060 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Freedom 2060
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
75
6
5
7
7
3
2
9
8
2013
2014
2015
2016
2017

TMG %	-	0%	0%	0%	96%
Funds	-	248	269	352	387
ASPG Quartile	-	1st	1st	1st	4th

Fidelity Freedom Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2017. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of the retail class (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, and Freedom Income Fund; (ii) ranked equal to the competitive median for 2017 for Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, and Freedom 2060 Fund; and (iii) ranked above the competitive median for 2017 for Freedom 2020 Fund. The Board noted that for Freedom 2020 Fund, the total expense ratio of the retail class is above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of the retail class of Freedom 2020 Fund ranks below the competitive median.

The Board noted that the total expense ratio of each of Class K and Class K6 (including expenses of the Series Funds) for each fund ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FF-SANN-1118
1.537284.121

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class A, Class M, Class C and Class I Semi-Annual Report September 30, 2018

Contents

Note to shareholder
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Advisor Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates are expected to be fully implemented by the end of 2018.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.0
Fidelity Series Government Money Market Fund 2.12%	18.5
Fidelity Series Inflation-Protected Bond Index Fund	12.8
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series Emerging Markets Opportunities Fund	2.7
Fidelity Series International Growth Fund	2.2
Fidelity Series International Value Fund	2.2
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Large Cap Stock Fund	2.0
88.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.3%
International Equity Funds	8.2%
Bond Funds	57.1%
Short-Term Funds	23.3%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.09% 11/1/18 to 11/29/18 (a)
(Cost $139,597)	140,000	139,587
	Shares	Value

Domestic Equity Funds - 11.3%
Fidelity Advisor Series Equity Growth Fund (b)	165,767	$2,562,760
Fidelity Advisor Series Growth Opportunities Fund (b)	102,497	1,705,553
Fidelity Advisor Series Small Cap Fund (b)	95,773	1,203,867
Fidelity Series All-Sector Equity Fund (b)	76,141	1,036,276
Fidelity Series Commodity Strategy Fund (b)	913,217	4,566,084
Fidelity Series Large Cap Stock Fund (b)	279,220	4,447,967
Fidelity Series Large Cap Value Index Fund (b)	36,247	478,461
Fidelity Series Opportunistic Insights Fund (b)	119,930	2,380,602
Fidelity Series Small Cap Opportunities Fund (b)	103,334	1,517,971
Fidelity Series Stock Selector Large Cap Value Fund (b)	217,146	2,870,664
Fidelity Series Value Discovery Fund (b)	206,877	2,832,143
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,783,979)		25,602,348

International Equity Funds - 8.2%
Fidelity Series Canada Fund (b)	44,194	477,736
Fidelity Series Emerging Markets Fund (b)	81,074	785,606
Fidelity Series Emerging Markets Opportunities Fund (b)	319,827	6,137,471
Fidelity Series International Growth Fund (b)	309,625	5,077,853
Fidelity Series International Small Cap Fund (b)	64,191	1,149,021
Fidelity Series International Value Fund (b)	479,684	5,046,280
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,718,992)		18,673,967

Bond Funds - 57.1%
Fidelity Series Emerging Markets Debt Fund (b)	177,507	1,691,644
Fidelity Series Floating Rate High Income Fund (b)	60,206	573,160
Fidelity Series High Income Fund (b)	313,609	3,013,780
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,997,990	29,110,482
Fidelity Series International Credit Fund (b)	11,350	111,566
Fidelity Series Investment Grade Bond Fund (b)	7,704,272	83,899,517
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,219,899	10,051,966
Fidelity Series Real Estate Income Fund (b)	102,467	1,104,594
TOTAL BOND FUNDS
(Cost $130,353,290)		129,556,709

Short-Term Funds - 23.3%
Fidelity Cash Central Fund, 2.11% (c)	271,895	271,950
Fidelity Series Government Money Market Fund 2.12% (b)(d)	41,955,747	41,955,747
Fidelity Series Short-Term Credit Fund (b)	1,084,441	10,692,591
TOTAL SHORT-TERM FUNDS
(Cost $53,008,512)		52,920,288
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $217,004,370)		226,892,899
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110,233)
NET ASSETS - 100%		$226,782,666

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Dec. 2018	$395,100	$378	$378
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	19	Dec. 2018	997,215	19,053	19,053
					19,431
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec. 2018	875,700	(232)	(232)
TOTAL FUTURES CONTRACTS					$19,199

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,656.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,148
Total	$1,148

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,986,272	$404,065	$1,243,424	$ -	$221,129	$194,718	$2,562,760
Fidelity Advisor Series Equity Value Fund	3,441,952	554,341	1,263,738	91,665	155,363	(651,254)	-
Fidelity Advisor Series Growth & Income Fund	5,267,197	1,126,410	2,094,596	408,911	147,730	(1,111,601)	-
Fidelity Advisor Series Growth Opportunities Fund	1,963,092	267,804	1,013,805	-	264,099	224,363	1,705,553
Fidelity Advisor Series Opportunistic Insights Fund	2,809,288	550,119	1,177,658	174,096	310,239	(1,149,788)	-
Fidelity Advisor Series Small Cap Fund	1,497,643	198,788	582,975	-	73,075	17,336	1,203,867
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,474,257	698,024	1,284,824	232,137	163,270	(660,926)	-
Fidelity Series 100 Index Fund	1,480,375	-	1,552,285	-	970,147	(898,237)	-
Fidelity Series All-Sector Equity Fund	2,050,720	273,716	1,507,380	-	341,462	(122,242)	1,036,276
Fidelity Series Canada Fund	536,118	70,669	162,912	-	2,657	31,204	477,736
Fidelity Series Commodity Strategy Fund	4,537,656	1,195,010	793,076	274,339	(216,245)	(157,261)	4,566,084
Fidelity Series Emerging Markets Debt Fund	1,670,287	217,522	103,012	50,757	(2,133)	(91,020)	1,691,644
Fidelity Series Emerging Markets Fund	-	787,669	-	-	-	(2,063)	785,606
Fidelity Series Emerging Markets Opportunities Fund	6,576,903	944,745	542,730	-	(12,516)	(828,931)	6,137,471
Fidelity Series Floating Rate High Income Fund	531,740	83,617	42,926	14,898	(28)	757	573,160
Fidelity Series Government Money Market Fund 2.12%	49,380,363	9,928,070	17,352,686	457,077	-	-	41,955,747
Fidelity Series High Income Fund	3,122,185	448,693	584,008	87,348	(17,625)	44,535	3,013,780
Fidelity Series Inflation-Protected Bond Index Fund	8,056,431	22,154,849	1,002,523	27,690	(4,949)	(93,326)	29,110,482
Fidelity Series International Credit Fund	111,314	1,372	-	1,372	-	(1,120)	111,566
Fidelity Series International Growth Fund	5,569,432	1,027,847	1,593,116	-	226,534	(152,844)	5,077,853
Fidelity Series International Small Cap Fund	1,385,201	200,768	383,353	-	36,940	(90,535)	1,149,021
Fidelity Series International Value Fund	5,462,228	898,069	1,273,777	-	43,620	(83,860)	5,046,280
Fidelity Series Investment Grade Bond Fund	81,183,581	11,575,978	7,892,375	1,194,751	(19,148)	(948,519)	83,899,517
Fidelity Series Large Cap Stock Fund	-	2,067	14,093	-	(129)	1,124,982	4,447,967
Fidelity Series Large Cap Value Index Fund	585,207	77,945	224,470	-	32,616	7,163	478,461
Fidelity Series Long-Term Treasury Bond Index Fund	4,509,835	7,231,307	1,370,904	85,312	(44,834)	(273,438)	10,051,966
Fidelity Series Opportunistic Insights Fund	-	1,142	7,550	-	(9)	1,044,819	2,380,602
Fidelity Series Real Estate Equity Fund	358,281	5,202	378,004	4,736	63,966	(49,445)	-
Fidelity Series Real Estate Income Fund	1,049,918	174,933	125,561	46,150	(430)	5,734	1,104,594
Fidelity Series Short-Term Credit Fund	12,143,757	1,793,460	3,245,178	142,729	(22,892)	23,444	10,692,591
Fidelity Series Small Cap Opportunities Fund	1,815,589	361,462	756,318	117,711	242,995	(145,757)	1,517,971
Fidelity Series Stock Selector Large Cap Value Fund	-	2,693	13,909	-	(156)	492,235	2,870,664
Fidelity Series Value Discovery Fund	-	1,335	9,060	-	(88)	603,292	2,832,143
	$213,556,822	$63,259,691	$49,592,226	$3,411,679	$2,954,660	$(3,697,585)	$226,481,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$139,587	$--	$139,587	$--
Domestic Equity Funds	25,602,348	25,602,348	--	--
International Equity Funds	18,673,967	18,673,967	--	--
Bond Funds	129,556,709	129,556,709	--	--
Short-Term Funds	52,920,288	52,920,288	--	--
Total Investments in Securities:	$226,892,899	$226,753,312	$139,587	$--
Derivative Instruments:
Assets
Futures Contracts	$19,431	$19,431	$--	$--
Total Assets	$19,431	$19,431	$--	$--
Liabilities
Futures Contracts	$(232)	$(232)	$--	$--
Total Liabilities	$(232)	$(232)	$--	$--
Total Derivative Instruments:	$19,199	$19,199	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$19,431	$(232)
Total Equity Risk	19,431	(232)
Total Value of Derivatives	$19,431	$(232)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $139,597)	$139,587
Fidelity Central Funds (cost $271,950)	271,950
Other affiliated issuers (cost $216,592,823)	226,481,362
Total Investment in Securities (cost $217,004,370)		$226,892,899
Cash		24,980
Receivable for investments sold		2,212,924
Receivable for fund shares sold		80,585
Distributions receivable from Fidelity Central Funds		395
Total assets		229,211,783
Liabilities
Payable for investments purchased	$1,858,464
Payable for fund shares redeemed	435,020
Accrued management fee	86,767
Distribution and service plan fees payable	41,081
Payable for daily variation margin on futures contracts	7,785
Total liabilities		2,429,117
Net Assets		$226,782,666
Net Assets consist of:
Paid in capital		$212,884,732
Undistributed net investment income		728,725
Accumulated undistributed net realized gain (loss) on investments		3,261,481
Net unrealized appreciation (depreciation) on investments		9,907,728
Net Assets		$226,782,666
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($71,071,968 ÷ 6,532,358 shares)		$10.88
Maximum offering price per share (100/94.25 of $10.88)		$11.54
Class M:
Net Asset Value and redemption price per share ($37,593,914 ÷ 3,458,670 shares)		$10.87
Maximum offering price per share (100/96.50 of $10.87)		$11.26
Class C:
Net Asset Value and offering price per share ($12,600,033 ÷ 1,161,571 shares)(a)		$10.85
Class I:
Net Asset Value, offering price and redemption price per share ($89,438,285 ÷ 8,195,320 shares)		$10.91
Class Z6:
Net Asset Value, offering price and redemption price per share ($16,078,466 ÷ 1,474,648 shares)		$10.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,567,653
Interest		457
Income from Fidelity Central Funds		1,148
Total income		2,569,258
Expenses
Management fee	$513,658
Distribution and service plan fees	254,346
Independent trustees' fees and expenses	534
Total expenses before reductions	768,538
Expense reductions	(40)
Total expenses after reductions		768,498
Net investment income (loss)		1,800,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(9)
Other affiliated issuers	2,954,660
Futures contracts	(18,771)
Capital gain distributions from underlying funds:
Affiliated issuers	844,026
Total net realized gain (loss)		3,779,906
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9)
Affiliated issuers	(3,697,585)
Futures contracts	19,199
Total change in net unrealized appreciation (depreciation)		(3,678,395)
Net gain (loss)		101,511
Net increase (decrease) in net assets resulting from operations		$1,902,271

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,800,760	$3,029,100
Net realized gain (loss)	3,779,906	6,815,367
Change in net unrealized appreciation (depreciation)	(3,678,395)	(240,746)
Net increase (decrease) in net assets resulting from operations	1,902,271	9,603,721
Distributions to shareholders from net investment income	(1,325,123)	(2,967,012)
Distributions to shareholders from net realized gain	(3,148,159)	(5,087,952)
Total distributions	(4,473,282)	(8,054,964)
Share transactions - net increase (decrease)	15,866,157	(10,830,864)
Total increase (decrease) in net assets	13,295,146	(9,282,107)
Net Assets
Beginning of period	213,487,520	222,769,627
End of period	$226,782,666	$213,487,520
Other Information
Undistributed net investment income end of period	$728,725	$253,088

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$10.94	$10.64	$11.07	$11.20	$11.21
Income from Investment Operations
Net investment income (loss)A	.09	.15	.16	.18	.16	.12
Net realized and unrealized gain (loss)	–B	.34	.44	(.25)	.24	.28
Total from investment operations	.09	.49	.60	(.07)	.40	.40
Distributions from net investment income	(.06)	(.15)	(.16)C	(.18)	(.17)	(.12)
Distributions from net realized gain	(.16)	(.26)	(.14)C	(.19)	(.36)	(.29)
Total distributions	(.22)	(.42)D	(.30)	(.36)E	(.53)	(.41)
Net asset value, end of period	$10.88	$11.01	$10.94	$10.64	$11.07	$11.20
Total ReturnF,G,H	.83%	4.47%	5.74%	(.59)%	3.65%	3.65%
Ratios to Average Net AssetsI,J
Expenses before reductions	.71%K,L	.63%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.71%K,L	.63%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.71%K,L	.63%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%K	1.38%	1.47%	1.63%	1.48%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$71,072	$76,141	$87,983	$99,211	$124,755	$147,818
Portfolio turnover rateI	45%K	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.42 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.263 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$10.93	$10.62	$11.06	$11.19	$11.20
Income from Investment Operations
Net investment income (loss)A	.07	.13	.13	.15	.14	.09
Net realized and unrealized gain (loss)	.01	.33	.45	(.25)	.23	.28
Total from investment operations	.08	.46	.58	(.10)	.37	.37
Distributions from net investment income	(.05)	(.13)	(.13)B	(.15)	(.14)	(.09)
Distributions from net realized gain	(.16)	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.21)	(.39)	(.27)	(.34)	(.50)	(.38)
Net asset value, end of period	$10.87	$11.00	$10.93	$10.62	$11.06	$11.19
Total ReturnC,D,E	.70%	4.22%	5.56%	(.93)%	3.39%	3.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H,I	.89%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.96%H,I	.89%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.96%H,I	.89%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%H	1.13%	1.22%	1.38%	1.23%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$37,594	$38,204	$38,513	$42,887	$47,804	$53,019
Portfolio turnover rateF	45%H	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.91	$10.61	$11.04	$11.17	$11.18
Income from Investment Operations
Net investment income (loss)A	.05	.07	.08	.09	.08	.04
Net realized and unrealized gain (loss)	–B	.33	.44	(.24)	.24	.28
Total from investment operations	.05	.40	.52	(.15)	.32	.32
Distributions from net investment income	(.02)	(.07)	(.08)C	(.10)	(.09)	(.04)
Distributions from net realized gain	(.16)	(.26)	(.14)C	(.19)	(.36)	(.29)
Total distributions	(.18)	(.33)	(.22)	(.28)D	(.45)	(.33)
Net asset value, end of period	$10.85	$10.98	$10.91	$10.61	$11.04	$11.17
Total ReturnE,F,G	.46%	3.69%	4.99%	(1.35)%	2.90%	2.89%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.46%J,K	1.39%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%J,K	1.39%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%J,K	1.39%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%J	.63%	.72%	.88%	.73%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$12,600	$13,727	$14,434	$14,712	$15,780	$15,735
Portfolio turnover rateH	45%J	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.98	$10.67	$11.10	$11.23	$11.23
Income from Investment Operations
Net investment income (loss)A	.10	.18	.19	.20	.19	.15
Net realized and unrealized gain (loss)	–B	.33	.45	(.24)	.24	.29
Total from investment operations	.10	.51	.64	(.04)	.43	.44
Distributions from net investment income	(.08)	(.18)	(.19)C	(.20)	(.19)	(.15)
Distributions from net realized gain	(.16)	(.26)	(.14)C	(.19)	(.36)	(.29)
Total distributions	(.24)	(.44)	(.33)	(.39)	(.56)D	(.44)
Net asset value, end of period	$10.91	$11.05	$10.98	$10.67	$11.10	$11.23
Total ReturnE,F	.89%	4.70%	6.07%	(.34)%	3.89%	3.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	.47%I	.39%	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.47%I	.39%	-%	-%	-%	-%
Expenses net of all reductions	.47%I	.39%	-%	-%	-%	-%
Net investment income (loss)	1.84%I	1.63%	1.72%	1.88%	1.73%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$89,438	$83,723	$81,839	$83,497	$83,253	$71,933
Portfolio turnover rateG	45%I	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B	.10	.27
Net realized and unrealized gain (loss)	.01	.03
Total from investment operations	.11	.30
Distributions from net investment income	(.09)	(.16)
Distributions from net realized gain	(.16)	(.19)
Total distributions	(.25)	(.35)
Net asset value, end of period	$10.90	$11.04
Total ReturnC,D	.98%	2.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%G
Expenses net of fee waivers, if any	.37%G	.37%G
Expenses net of all reductions	.37%G	.37%G
Net investment income (loss)	1.93%G	2.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,078	$1,693
Portfolio turnover rateE	45%G	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.8
Fidelity Series Government Money Market Fund 2.12%	15.1
Fidelity Series Inflation-Protected Bond Index Fund	10.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.6
Fidelity Series Large Cap Stock Fund	3.3
Fidelity Series International Growth Fund	3.0
Fidelity Series International Value Fund	3.0
Fidelity Series Stock Selector Large Cap Value Fund	2.1
83.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.6%
International Equity Funds	11.1%
Bond Funds	52.2%
Short-Term Funds	19.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.09% 11/1/18 to 11/29/18 (a)
(Cost $99,694)	100,000	99,687
	Shares	Value

Domestic Equity Funds - 17.6%
Fidelity Advisor Series Equity Growth Fund (b)	229,426	$3,546,925
Fidelity Advisor Series Growth Opportunities Fund (b)	141,915	2,361,471
Fidelity Advisor Series Small Cap Fund (b)	132,653	1,667,445
Fidelity Series All-Sector Equity Fund (b)	109,609	1,491,777
Fidelity Series Commodity Strategy Fund (b)	754,404	3,772,021
Fidelity Series Large Cap Stock Fund (b)	386,585	6,158,296
Fidelity Series Large Cap Value Index Fund (b)	50,261	663,448
Fidelity Series Opportunistic Insights Fund (b)	166,032	3,295,726
Fidelity Series Small Cap Opportunities Fund (b)	143,050	2,101,403
Fidelity Series Stock Selector Large Cap Value Fund (b)	300,722	3,975,541
Fidelity Series Value Discovery Fund (b)	286,498	3,922,154
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,512,831)		32,956,207

International Equity Funds - 11.1%
Fidelity Series Canada Fund (b)	52,244	564,755
Fidelity Series Emerging Markets Fund (b)	84,485	818,662
Fidelity Series Emerging Markets Opportunities Fund (b)	353,779	6,789,016
Fidelity Series International Growth Fund (b)	346,727	5,686,326
Fidelity Series International Small Cap Fund (b)	74,922	1,341,109
Fidelity Series International Value Fund (b)	539,625	5,676,850
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,017,120)		20,876,718

Bond Funds - 52.2%
Fidelity Series Emerging Markets Debt Fund (b)	147,635	1,406,964
Fidelity Series Floating Rate High Income Fund (b)	48,772	464,307
Fidelity Series High Income Fund (b)	260,950	2,507,726
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,099,784	20,388,904
Fidelity Series International Credit Fund (b)	10,786	106,030
Fidelity Series Investment Grade Bond Fund (b)	5,818,186	63,360,042
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,052,702	8,674,262
Fidelity Series Real Estate Income Fund (b)	84,455	910,424
TOTAL BOND FUNDS
(Cost $98,781,996)		97,818,659

Short-Term Funds - 19.1%
Fidelity Cash Central Fund, 2.11% (c)	298,745	298,805
Fidelity Series Government Money Market Fund 2.12% (b)(d)	28,248,650	28,248,650
Fidelity Series Short-Term Credit Fund (b)	741,578	7,311,963
TOTAL SHORT-TERM FUNDS
(Cost $35,929,504)		35,859,418
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $174,341,145)		187,610,689
NET OTHER ASSETS (LIABILITIES) - 0.0%		(91,059)
NET ASSETS - 100%		$187,519,630

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Dec. 2018	$395,100	$378	$378
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	12	Dec. 2018	629,820	12,547	12,547
					12,925
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec. 2018	875,700	(232)	(232)
TOTAL FUTURES CONTRACTS					$12,693

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,721.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,202
Total	$1,202

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,047,155	$139,532	$1,181,704	$ -	$284,244	$257,698	$3,546,925
Fidelity Advisor Series Equity Value Fund	4,664,011	288,144	1,141,903	127,066	217,350	(924,480)	-
Fidelity Advisor Series Growth & Income Fund	7,130,190	795,871	1,935,101	545,542	186,602	(1,576,253)	-
Fidelity Advisor Series Growth Opportunities Fund	2,658,831	91,613	1,028,450	-	332,633	306,844	2,361,471
Fidelity Advisor Series Opportunistic Insights Fund	3,789,230	371,465	1,101,674	241,244	419,267	(1,614,752)	-
Fidelity Advisor Series Small Cap Fund	2,027,176	68,640	542,109	-	94,474	19,264	1,667,445
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,707,725	482,249	1,160,459	322,685	216,415	(929,438)	-
Fidelity Series 100 Index Fund	2,007,990	-	2,088,591	-	1,070,909	(990,308)	-
Fidelity Series All-Sector Equity Fund	2,777,333	92,723	1,664,062	-	357,643	(71,860)	1,491,777
Fidelity Series Canada Fund	653,217	21,460	149,325	-	1,921	37,482	564,755
Fidelity Series Commodity Strategy Fund	4,089,262	670,339	680,899	227,243	(271,764)	(34,917)	3,772,021
Fidelity Series Emerging Markets Debt Fund	1,503,577	81,821	96,690	43,406	(2,589)	(79,155)	1,406,964
Fidelity Series Emerging Markets Fund	-	821,372	-	-	-	(2,710)	818,662
Fidelity Series Emerging Markets Opportunities Fund	7,766,630	615,001	626,925	-	44,991	(1,010,681)	6,789,016
Fidelity Series Floating Rate High Income Fund	475,597	28,502	40,287	12,495	(1,461)	1,956	464,307
Fidelity Series Government Money Market Fund 2.12%	35,857,816	4,681,631	12,290,797	317,353	-	-	28,248,650
Fidelity Series High Income Fund	2,929,758	159,042	603,368	75,820	(24,342)	46,636	2,507,726
Fidelity Series Inflation-Protected Bond Index Fund	6,471,850	14,823,262	838,879	19,908	(7,981)	(59,348)	20,388,904
Fidelity Series International Credit Fund	105,791	1,303	-	1,304	-	(1,064)	106,030
Fidelity Series International Growth Fund	6,768,564	337,263	1,502,929	-	495,550	(412,122)	5,686,326
Fidelity Series International Small Cap Fund	1,676,957	67,126	342,123	-	116,021	(176,872)	1,341,109
Fidelity Series International Value Fund	6,654,429	211,468	1,148,534	-	117,198	(157,711)	5,676,850
Fidelity Series Investment Grade Bond Fund	67,757,886	2,950,937	6,561,473	933,237	(110,358)	(676,950)	63,360,042
Fidelity Series Large Cap Stock Fund	-	27	30,882	-	(271)	1,588,113	6,158,296
Fidelity Series Large Cap Value Index Fund	789,577	26,955	205,983	-	40,769	12,130	663,448
Fidelity Series Long-Term Treasury Bond Index Fund	4,133,151	5,849,401	1,028,891	77,011	(35,404)	(243,995)	8,674,262
Fidelity Series Opportunistic Insights Fund	-	41	16,493	-	(16)	1,448,658	3,295,726
Fidelity Series Real Estate Equity Fund	486,818	4,826	508,792	4,181	91,368	(74,220)	-
Fidelity Series Real Estate Income Fund	922,555	68,816	86,211	38,703	2,451	2,813	910,424
Fidelity Series Short-Term Credit Fund	8,765,987	390,850	1,844,723	97,451	(17,081)	16,930	7,311,963
Fidelity Series Small Cap Opportunities Fund	2,472,892	247,811	734,449	163,386	296,382	(181,233)	2,101,403
Fidelity Series Stock Selector Large Cap Value Fund	-	3,055	29,111	-	91	685,014	3,975,541
Fidelity Series Value Discovery Fund	-	21	19,800	-	(202)	839,013	3,922,154
	$194,091,955	$34,392,567	$41,231,617	$3,248,035	$3,914,810	$(3,955,518)	$187,212,197

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$99,687	$--	$99,687	$--
Domestic Equity Funds	32,956,207	32,956,207	--	--
International Equity Funds	20,876,718	20,876,718	--	--
Bond Funds	97,818,659	97,818,659	--	--
Short-Term Funds	35,859,418	35,859,418	--	--
Total Investments in Securities:	$187,610,689	$187,511,002	$99,687	$--
Derivative Instruments:
Assets
Futures Contracts	$12,925	$12,925	$--	$--
Total Assets	$12,925	$12,925	$--	$--
Liabilities
Futures Contracts	$(232)	$(232)	$--	$--
Total Liabilities	$(232)	$(232)	$--	$--
Total Derivative Instruments:	$12,693	$12,693	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$12,925	$(232)
Total Equity Risk	12,925	(232)
Total Value of Derivatives	$12,925	$(232)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,694)	$99,687
Fidelity Central Funds (cost $298,805)	298,805
Other affiliated issuers (cost $173,942,646)	187,212,197
Total Investment in Securities (cost $174,341,145)		$187,610,689
Cash		31,750
Receivable for investments sold		1,321,598
Receivable for fund shares sold		79,773
Distributions receivable from Fidelity Central Funds		456
Total assets		189,044,266
Liabilities
Payable for investments purchased	$1,097,133
Payable for fund shares redeemed	309,088
Accrued management fee	75,512
Distribution and service plan fees payable	34,818
Payable for daily variation margin on futures contracts	8,085
Total liabilities		1,524,636
Net Assets		$187,519,630
Net Assets consist of:
Paid in capital		$168,245,478
Undistributed net investment income		1,427,142
Accumulated undistributed net realized gain (loss) on investments		4,564,773
Net unrealized appreciation (depreciation) on investments		13,282,237
Net Assets		$187,519,630
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($93,168,916 ÷ 7,923,377 shares)		$11.76
Maximum offering price per share (100/94.25 of $11.76)		$12.48
Class M:
Net Asset Value and redemption price per share ($25,147,539 ÷ 2,142,751 shares)		$11.74
Maximum offering price per share (100/96.50 of $11.74)		$12.17
Class C:
Net Asset Value and offering price per share ($5,746,217 ÷ 490,500 shares)(a)		$11.72
Class I:
Net Asset Value, offering price and redemption price per share ($61,842,868 ÷ 5,220,863 shares)		$11.85
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,614,090 ÷ 136,363 shares)		$11.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,101,126
Interest		406
Income from Fidelity Central Funds		1,202
Total income		2,102,734
Expenses
Management fee	$458,818
Distribution and service plan fees	214,227
Independent trustees' fees and expenses	467
Total expenses before reductions	673,512
Expense reductions	(32)
Total expenses after reductions		673,480
Net investment income (loss)		1,429,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(10)
Other affiliated issuers	3,914,810
Futures contracts	(27,701)
Capital gain distributions from underlying funds:
Affiliated issuers	1,146,909
Total net realized gain (loss)		5,034,008
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6)
Affiliated issuers	(3,955,518)
Futures contracts	12,693
Total change in net unrealized appreciation (depreciation)		(3,942,831)
Net gain (loss)		1,091,177
Net increase (decrease) in net assets resulting from operations		$2,520,431

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,429,254	$2,777,359
Net realized gain (loss)	5,034,008	9,885,530
Change in net unrealized appreciation (depreciation)	(3,942,831)	(528,591)
Net increase (decrease) in net assets resulting from operations	2,520,431	12,134,298
Distributions to shareholders from net investment income	(385,627)	(2,811,909)
Distributions to shareholders from net realized gain	(4,800,304)	(7,338,936)
Total distributions	(5,185,931)	(10,150,845)
Share transactions - net increase (decrease)	(3,846,376)	(18,509,645)
Total increase (decrease) in net assets	(6,511,876)	(16,526,192)
Net Assets
Beginning of period	194,031,506	210,557,698
End of period	$187,519,630	$194,031,506
Other Information
Undistributed net investment income end of period	$1,427,142	$383,515

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.84	$11.44	$12.10	$12.17	$11.90
Income from Investment Operations
Net investment income (loss)A	.09	.16	.17	.19	.19	.13
Net realized and unrealized gain (loss)	.07	.53	.67	(.34)	.36	.57
Total from investment operations	.16	.69	.84	(.15)	.55	.70
Distributions from net investment income	(.02)	(.17)	(.19)B	(.20)	(.19)	(.12)
Distributions from net realized gain	(.30)	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.32)	(.61)	(.44)	(.51)C	(.62)D	(.43)
Net asset value, end of period	$11.76	$11.92	$11.84	$11.44	$12.10	$12.17
Total ReturnE,F,G	1.37%	5.87%	7.55%	(1.23)%	4.60%	5.98%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.66%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.73%J	.66%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.73%J	.66%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.47%J	1.34%	1.46%	1.62%	1.54%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$93,169	$101,642	$118,902	$134,262	$162,069	$187,224
Portfolio turnover rateH	36%J	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 D Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.83	$11.43	$12.09	$12.16	$11.90
Income from Investment Operations
Net investment income (loss)A	.07	.13	.14	.16	.16	.10
Net realized and unrealized gain (loss)	.07	.53	.67	(.33)	.35	.57
Total from investment operations	.14	.66	.81	(.17)	.51	.67
Distributions from net investment income	(.02)	(.14)	(.16)B	(.17)	(.16)	(.10)
Distributions from net realized gain	(.30)	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.31)C	(.58)	(.41)	(.49)	(.58)	(.41)
Net asset value, end of period	$11.74	$11.91	$11.83	$11.43	$12.09	$12.16
Total ReturnD,E,F	1.22%	5.64%	7.29%	(1.45)%	4.33%	5.68%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.91%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.98%I	.91%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.98%I	.91%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.22%I	1.08%	1.21%	1.37%	1.29%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$25,148	$25,730	$27,091	$29,347	$29,246	$29,912
Portfolio turnover rateG	36%I	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.298 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.81	$11.41	$12.06	$12.14	$11.87
Income from Investment Operations
Net investment income (loss)A	.04	.07	.08	.10	.10	.04
Net realized and unrealized gain (loss)	.07	.54	.67	(.33)	.34	.58
Total from investment operations	.11	.61	.75	(.23)	.44	.62
Distributions from net investment income	–B	(.07)	(.10)C	(.10)	(.10)	(.04)
Distributions from net realized gain	(.30)	(.44)	(.25)C	(.32)	(.42)	(.31)
Total distributions	(.30)	(.51)	(.35)	(.42)	(.52)	(.35)
Net asset value, end of period	$11.72	$11.91	$11.81	$11.41	$12.06	$12.14
Total ReturnD,E,F	.86%	5.21%	6.75%	(1.98)%	3.73%	5.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.48%I	1.41%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.48%I	1.41%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.48%I	1.41%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.72%I	.58%	.71%	.87%	.79%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$5,746	$5,867	$5,623	$6,200	$7,410	$8,910
Portfolio turnover rateG	36%I	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$11.92	$11.51	$12.18	$12.25	$11.97
Income from Investment Operations
Net investment income (loss)A	.10	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.08	.54	.68	(.34)	.36	.58
Total from investment operations	.18	.73	.88	(.12)	.58	.74
Distributions from net investment income	(.03)	(.20)	(.22)B	(.23)	(.23)	(.15)
Distributions from net realized gain	(.30)	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.33)	(.65)C	(.47)	(.55)	(.65)	(.46)
Net asset value, end of period	$11.85	$12.00	$11.92	$11.51	$12.18	$12.25
Total ReturnD,E	1.51%	6.13%	7.87%	(1.04)%	4.85%	6.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.41%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.48%H	.41%	-%	-%	-%	-%
Expenses net of all reductions	.48%H	.41%	-%	-%	-%	-%
Net investment income (loss)	1.72%H	1.58%	1.71%	1.87%	1.79%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$61,843	$59,386	$58,940	$61,440	$66,255	$67,435
Portfolio turnover rateF	36%H	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.443 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B	.11	.13
Net realized and unrealized gain (loss)	.07	.33
Total from investment operations	.18	.46
Distributions from net investment income	(.04)	(.19)
Distributions from net realized gain	(.30)	(.31)
Total distributions	(.34)	(.50)
Net asset value, end of period	$11.84	$12.00
Total ReturnC,D	1.49%	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.39%G,H
Expenses net of fee waivers, if any	.37%G	.39%G,H
Expenses net of all reductions	.37%G	.39%G,H
Net investment income (loss)	1.83%G	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,614	$1,408
Portfolio turnover rateE	36%G	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series Government Money Market Fund 2.12%	11.8
Fidelity Series Inflation-Protected Bond Index Fund	8.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series International Value Fund	3.9
Fidelity Series International Growth Fund	3.9
Fidelity Series Short-Term Credit Fund	3.1
Fidelity Series Stock Selector Large Cap Value Fund	3.0
78.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.0%
International Equity Funds	14.2%
Bond Funds	46.7%
Short-Term Funds	15.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.09% 11/1/18 to 11/29/18 (a)
(Cost $269,116)	270,000	269,096
	Shares	Value

Domestic Equity Funds - 24.0%
Fidelity Advisor Series Equity Growth Fund (b)	778,653	$12,037,974
Fidelity Advisor Series Growth Opportunities Fund (b)	481,546	8,012,931
Fidelity Advisor Series Small Cap Fund (b)	450,218	5,659,236
Fidelity Series All-Sector Equity Fund (b)	380,831	5,183,113
Fidelity Series Commodity Strategy Fund (b)	1,810,978	9,054,892
Fidelity Series Large Cap Stock Fund (b)	1,312,510	20,908,286
Fidelity Series Large Cap Value Index Fund (b)	170,379	2,248,997
Fidelity Series Opportunistic Insights Fund (b)	563,541	11,186,289
Fidelity Series Small Cap Opportunities Fund (b)	485,390	7,130,381
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,020,993	13,497,532
Fidelity Series Value Discovery Fund (b)	972,681	13,315,998
TOTAL DOMESTIC EQUITY FUNDS
(Cost $80,264,632)		108,235,629

International Equity Funds - 14.2%
Fidelity Series Canada Fund (b)	162,310	1,754,567
Fidelity Series Emerging Markets Fund (b)	245,677	2,380,615
Fidelity Series Emerging Markets Opportunities Fund (b)	1,053,553	20,217,687
Fidelity Series International Growth Fund (b)	1,077,241	17,666,746
Fidelity Series International Small Cap Fund (b)	233,606	4,181,551
Fidelity Series International Value Fund (b)	1,681,238	17,686,621
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,922,499)		63,887,787

Bond Funds - 46.7%
Fidelity Series Emerging Markets Debt Fund (b)	351,870	3,353,321
Fidelity Series Floating Rate High Income Fund (b)	115,124	1,095,979
Fidelity Series High Income Fund (b)	625,176	6,007,945
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,093,385	39,746,764
Fidelity Series International Credit Fund (b)	25,922	254,816
Fidelity Series Investment Grade Bond Fund (b)	12,484,201	135,952,954
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,639,863	21,752,473
Fidelity Series Real Estate Income Fund (b)	202,097	2,178,606
TOTAL BOND FUNDS
(Cost $211,938,957)		210,342,858

Short-Term Funds - 15.1%
Fidelity Cash Central Fund, 2.11% (c)	780,300	780,456
Fidelity Series Government Money Market Fund 2.12% (b)(d)	53,513,501	53,513,501
Fidelity Series Short-Term Credit Fund (b)	1,421,064	14,011,692
TOTAL SHORT-TERM FUNDS
(Cost $68,449,034)		68,305,649
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $407,844,238)		451,041,019
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(246,813)
NET ASSETS - 100%		$450,794,206

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	11	Dec. 2018	$1,086,525	$1,039	$1,039
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	25	Dec. 2018	1,312,125	27,226	27,226
					28,265
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	Dec. 2018	2,481,150	(1,053)	(1,053)
TOTAL FUTURES CONTRACTS					$27,212

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,201.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,700
Total	$2,700

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$13,023,682	$159,249	$2,901,979	$ -	$695,307	$1,061,715	$12,037,974
Fidelity Advisor Series Equity Value Fund	15,002,185	588,925	2,706,061	430,024	527,009	(2,940,962)	-
Fidelity Advisor Series Growth & Income Fund	22,959,845	2,050,281	4,728,608	1,822,417	237,531	(5,119,432)	-
Fidelity Advisor Series Growth Opportunities Fund	8,558,055	104,991	2,720,091	-	927,438	1,142,538	8,012,931
Fidelity Advisor Series Opportunistic Insights Fund	12,165,303	935,874	2,712,466	816,271	1,050,228	(5,161,232)	-
Fidelity Advisor Series Small Cap Fund	6,526,055	77,854	1,311,018	-	236,805	129,540	5,659,236
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15,144,178	1,233,923	2,700,278	1,089,541	548,007	(2,987,555)	-
Fidelity Series 100 Index Fund	6,480,007	-	6,717,475	-	2,651,503	(2,414,035)	-
Fidelity Series All-Sector Equity Fund	8,936,502	105,106	4,787,644	-	1,048,111	(118,962)	5,183,113
Fidelity Series Canada Fund	1,983,826	23,183	372,930	-	5,894	114,594	1,754,567
Fidelity Series Commodity Strategy Fund	10,008,890	1,424,419	1,630,731	544,044	(605,354)	(142,332)	9,054,892
Fidelity Series Emerging Markets Debt Fund	3,656,577	138,457	243,933	104,444	(8,575)	(189,205)	3,353,321
Fidelity Series Emerging Markets Fund	-	2,374,526	-	-	-	6,089	2,380,615
Fidelity Series Emerging Markets Opportunities Fund	23,275,501	1,815,459	1,980,454	-	109,256	(3,002,075)	20,217,687
Fidelity Series Floating Rate High Income Fund	1,152,519	44,028	101,637	29,854	(3,896)	4,965	1,095,979
Fidelity Series Government Money Market Fund 2.12%	68,838,813	7,685,041	23,010,353	609,323	-	-	53,513,501
Fidelity Series High Income Fund	7,117,769	257,106	1,420,679	183,289	(58,309)	112,058	6,007,945
Fidelity Series Inflation-Protected Bond Index Fund	12,966,248	28,854,794	1,944,372	39,615	(33,551)	(96,355)	39,746,764
Fidelity Series International Credit Fund	254,240	3,134	-	3,133	-	(2,558)	254,816
Fidelity Series International Growth Fund	20,582,564	574,179	3,758,213	-	1,370,793	(1,102,577)	17,666,746
Fidelity Series International Small Cap Fund	5,097,991	145,755	877,156	-	305,769	(490,808)	4,181,551
Fidelity Series International Value Fund	20,222,495	233,309	2,666,518	-	322,055	(424,720)	17,686,621
Fidelity Series Investment Grade Bond Fund	150,574,589	3,774,734	16,714,209	2,033,159	(434,918)	(1,247,242)	135,952,954
Fidelity Series Large Cap Stock Fund	-	53,996	26,868	-	(204)	5,481,745	20,908,286
Fidelity Series Large Cap Value Index Fund	2,542,533	32,080	497,058	-	107,585	63,857	2,248,997
Fidelity Series Long-Term Treasury Bond Index Fund	10,266,228	13,874,429	1,684,245	207,104	(53,817)	(650,122)	21,752,473
Fidelity Series Opportunistic Insights Fund	-	28,930	15,169	-	(72)	4,894,893	11,186,289
Fidelity Series Real Estate Equity Fund	1,572,454	13,344	1,630,378	11,220	280,304	(235,724)	-
Fidelity Series Real Estate Income Fund	2,235,813	119,682	191,103	93,008	10,469	3,745	2,178,606
Fidelity Series Short-Term Credit Fund	16,750,769	380,920	3,120,266	183,715	(34,792)	35,061	14,011,692
Fidelity Series Small Cap Opportunities Fund	7,960,899	649,183	1,818,804	552,865	700,179	(361,076)	7,130,381
Fidelity Series Stock Selector Large Cap Value Fund	-	38,641	91,069	-	383	2,311,302	13,497,532
Fidelity Series Value Discovery Fund	-	34,670	17,365	-	(155)	2,827,752	13,315,998
	$475,856,530	$67,830,202	$95,099,130	$8,753,026	$9,900,983	$(8,497,118)	$449,991,467

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$269,096	$--	$269,096	$--
Domestic Equity Funds	108,235,629	108,235,629	--	--
International Equity Funds	63,887,787	63,887,787	--	--
Bond Funds	210,342,858	210,342,858	--	--
Short-Term Funds	68,305,649	68,305,649	--	--
Total Investments in Securities:	$451,041,019	$450,771,923	$269,096	$--
Derivative Instruments:
Assets
Futures Contracts	$28,265	$28,265	$--	$--
Total Assets	$28,265	$28,265	$--	$--
Liabilities
Futures Contracts	$(1,053)	$(1,053)	$--	$--
Total Liabilities	$(1,053)	$(1,053)	$--	$--
Total Derivative Instruments:	$27,212	$27,212	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$28,265	$(1,053)
Total Equity Risk	28,265	(1,053)
Total Value of Derivatives	$28,265	$(1,053)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $269,116)	$269,096
Fidelity Central Funds (cost $780,456)	780,456
Other affiliated issuers (cost $406,794,666)	449,991,467
Total Investment in Securities (cost $407,844,238)		$451,041,019
Cash		25,475
Receivable for investments sold		1,888,552
Receivable for fund shares sold		360,122
Distributions receivable from Fidelity Central Funds		1,159
Total assets		453,316,327
Liabilities
Payable for investments purchased	$1,902,072
Payable for fund shares redeemed	312,009
Accrued management fee	196,506
Distribution and service plan fees payable	94,270
Payable for daily variation margin on futures contracts	17,264
Total liabilities		2,522,121
Net Assets		$450,794,206
Net Assets consist of:
Paid in capital		$391,702,251
Undistributed net investment income		3,120,956
Accumulated undistributed net realized gain (loss) on investments		12,747,006
Net unrealized appreciation (depreciation) on investments		43,223,993
Net Assets		$450,794,206
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($207,131,694 ÷ 16,899,218 shares)		$12.26
Maximum offering price per share (100/94.25 of $12.26)		$13.01
Class M:
Net Asset Value and redemption price per share ($74,514,170 ÷ 6,107,574 shares)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C:
Net Asset Value and offering price per share ($23,878,963 ÷ 1,973,147 shares)(a)		$12.10
Class I:
Net Asset Value, offering price and redemption price per share ($140,301,224 ÷ 11,393,341 shares)		$12.31
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,968,155 ÷ 403,585 shares)		$12.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,901,205
Interest		1,122
Income from Fidelity Central Funds		2,700
Total income		4,905,027
Expenses
Management fee	$1,210,792
Distribution and service plan fees	586,155
Independent trustees' fees and expenses	1,142
Total expenses before reductions	1,798,089
Expense reductions	(35)
Total expenses after reductions		1,798,054
Net investment income (loss)		3,106,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(24)
Other affiliated issuers	9,900,983
Futures contracts	(46,257)
Capital gain distributions from underlying funds:
Affiliated issuers	3,851,821
Total net realized gain (loss)		13,706,523
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17)
Affiliated issuers	(8,497,118)
Futures contracts	27,212
Total change in net unrealized appreciation (depreciation)		(8,469,923)
Net gain (loss)		5,236,600
Net increase (decrease) in net assets resulting from operations		$8,343,573

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,106,973	$6,311,536
Net realized gain (loss)	13,706,523	29,999,898
Change in net unrealized appreciation (depreciation)	(8,469,923)	(1,539,645)
Net increase (decrease) in net assets resulting from operations	8,343,573	34,771,789
Distributions to shareholders from net investment income	(626,664)	(6,662,107)
Distributions to shareholders from net realized gain	(13,936,354)	(24,206,337)
Total distributions	(14,563,018)	(30,868,444)
Share transactions - net increase (decrease)	(18,597,246)	(36,175,930)
Total increase (decrease) in net assets	(24,816,691)	(32,272,585)
Net Assets
Beginning of period	475,610,897	507,883,482
End of period	$450,794,206	$475,610,897
Other Information
Undistributed net investment income end of period	$3,120,956	$640,647

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.34	$11.87	$12.72	$12.91	$12.50
Income from Investment Operations
Net investment income (loss)A	.08	.16	.18	.20	.20	.15
Net realized and unrealized gain (loss)	.15	.72	.84	(.41)	.44	.82
Total from investment operations	.23	.88	1.02	(.21)	.64	.97
Distributions from net investment income	(.02)	(.17)	(.19)	(.21)	(.22)	(.14)
Distributions from net realized gain	(.37)	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.39)	(.80)B	(.55)	(.64)C	(.83)	(.56)
Net asset value, end of period	$12.26	$12.42	$12.34	$11.87	$12.72	$12.91
Total ReturnD,E,F	1.85%	7.18%	8.87%	(1.67)%	5.08%	7.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I,J	.69%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.77%I,J	.69%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.77%I,J	.69%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.34%I	1.29%	1.45%	1.63%	1.55%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$207,132	$230,553	$263,496	$328,232	$431,498	$502,834
Portfolio turnover rateG	29%I	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$12.30	$11.83	$12.68	$12.87	$12.46
Income from Investment Operations
Net investment income (loss)A	.07	.13	.14	.17	.17	.11
Net realized and unrealized gain (loss)	.14	.71	.85	(.41)	.43	.83
Total from investment operations	.21	.84	.99	(.24)	.60	.94
Distributions from net investment income	(.01)	(.15)	(.16)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.37)	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.38)	(.77)	(.52)	(.61)B	(.79)	(.53)
Net asset value, end of period	$12.20	$12.37	$12.30	$11.83	$12.68	$12.87
Total ReturnC,D,E	1.70%	6.89%	8.63%	(1.92)%	4.81%	7.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H,I	.94%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.02%H,I	.94%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.02%H,I	.94%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.09%H	1.03%	1.20%	1.38%	1.30%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$74,514	$77,068	$83,881	$92,543	$106,189	$124,997
Portfolio turnover rateF	29%H	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.22	$11.76	$12.60	$12.79	$12.39
Income from Investment Operations
Net investment income (loss)A	.04	.07	.08	.11	.10	.05
Net realized and unrealized gain (loss)	.13	.70	.84	(.40)	.44	.81
Total from investment operations	.17	.77	.92	(.29)	.54	.86
Distributions from net investment income	–	(.08)	(.10)	(.11)	(.12)	(.05)
Distributions from net realized gain	(.36)	(.62)	(.36)	(.44)	(.61)	(.41)
Total distributions	(.36)	(.70)	(.46)	(.55)	(.73)	(.46)
Net asset value, end of period	$12.10	$12.29	$12.22	$11.76	$12.60	$12.79
Total ReturnB,C,D	1.42%	6.37%	8.07%	(2.39)%	4.33%	7.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.52%G,H	1.44%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.52%G,H	1.44%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.52%G,H	1.44%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.59%G	.54%	.70%	.88%	.80%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$23,879	$26,227	$29,290	$30,150	$34,839	$36,622
Portfolio turnover rateE	29%G	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.40	$11.92	$12.77	$12.96	$12.55
Income from Investment Operations
Net investment income (loss)A	.10	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.14	.72	.85	(.40)	.44	.82
Total from investment operations	.24	.91	1.06	(.17)	.67	1.00
Distributions from net investment income	(.03)	(.21)	(.22)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.37)	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.40)	(.84)B	(.58)	(.68)	(.86)	(.59)
Net asset value, end of period	$12.31	$12.47	$12.40	$11.92	$12.77	$12.96
Total ReturnC,D	1.91%	7.39%	9.22%	(1.40)%	5.34%	8.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.45%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.53%G	.45%	-%	-%	-%	-%
Expenses net of all reductions	.53%G	.45%	-%	-%	-%	-%
Net investment income (loss)	1.59%G	1.53%	1.70%	1.88%	1.80%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$140,301	$137,019	$131,216	$143,715	$158,071	$191,276
Portfolio turnover rateE	29%G	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.624 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B	.11	.05
Net realized and unrealized gain (loss)	.13	.53
Total from investment operations	.24	.58
Distributions from net investment income	(.03)	(.20)
Distributions from net realized gain	(.37)	(.42)
Total distributions	(.40)	(.61)C
Net asset value, end of period	$12.31	$12.47
Total ReturnD,E	1.98%	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.41%H,I
Expenses net of fee waivers, if any	.39%H	.41%H,I
Expenses net of all reductions	.39%H	.41%H,I
Net investment income (loss)	1.73%H	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,968	$4,744
Portfolio turnover rateF	29%H	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.416 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.5
Fidelity Series Government Money Market Fund 2.12%	8.9
Fidelity Series Inflation-Protected Bond Index Fund	6.9
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Growth Fund	4.9
Fidelity Series International Value Fund	4.9
Fidelity Series Stock Selector Large Cap Value Fund	3.9
Fidelity Series Value Discovery Fund	3.8
75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.6%
International Equity Funds	16.9%
Bond Funds	41.1%
Short-Term Funds	11.4%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.09% 11/1/18 to 11/29/18 (a)
(Cost $727,768)	730,000	727,716
	Shares	Value

Domestic Equity Funds - 30.6%
Fidelity Advisor Series Equity Growth Fund (b)	2,380,504	$36,802,593
Fidelity Advisor Series Growth Opportunities Fund (b)	1,474,936	24,542,929
Fidelity Advisor Series Small Cap Fund (b)	1,381,670	17,367,591
Fidelity Series All-Sector Equity Fund (b)	1,174,373	15,983,211
Fidelity Series Commodity Strategy Fund (b)	4,262,930	21,314,648
Fidelity Series Large Cap Stock Fund (b)	4,007,165	63,834,138
Fidelity Series Large Cap Value Index Fund (b)	528,940	6,982,009
Fidelity Series Opportunistic Insights Fund (b)	1,723,400	34,209,493
Fidelity Series Small Cap Opportunities Fund (b)	1,487,144	21,846,151
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,120,586	41,254,145
Fidelity Series Value Discovery Fund (b)	2,973,028	40,700,750
TOTAL DOMESTIC EQUITY FUNDS
(Cost $237,758,390)		324,837,658

International Equity Funds - 16.9%
Fidelity Series Canada Fund (b)	469,784	5,078,361
Fidelity Series Emerging Markets Fund (b)	477,859	4,630,450
Fidelity Series Emerging Markets Opportunities Fund (b)	2,833,564	54,376,086
Fidelity Series International Growth Fund (b)	3,143,319	51,550,432
Fidelity Series International Small Cap Fund (b)	677,941	12,135,145
Fidelity Series International Value Fund (b)	4,895,921	51,505,093
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $128,482,828)		179,275,567

Bond Funds - 41.1%
Fidelity Series Emerging Markets Debt Fund (b)	800,149	7,625,416
Fidelity Series Floating Rate High Income Fund (b)	265,953	2,531,872
Fidelity Series High Income Fund (b)	1,491,639	14,334,652
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,529,224	73,108,768
Fidelity Series International Credit Fund (b)	61,699	606,505
Fidelity Series Investment Grade Bond Fund (b)	25,836,693	281,361,590
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,353,810	52,355,392
Fidelity Series Real Estate Income Fund (b)	472,246	5,090,813
TOTAL BOND FUNDS
(Cost $440,260,965)		437,015,008

Short-Term Funds - 11.4%
Fidelity Cash Central Fund, 2.11% (c)	1,548,501	1,548,811
Fidelity Series Government Money Market Fund 2.12% (b)(d)	94,047,905	94,047,905
Fidelity Series Short-Term Credit Fund (b)	2,596,030	25,596,854
TOTAL SHORT-TERM FUNDS
(Cost $121,479,616)		121,193,570
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $928,709,567)		1,063,049,519
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(749,484)
NET ASSETS - 100%		$1,062,300,035

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	92	Dec. 2018	$4,828,620	$95,080	$95,080
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Dec. 2018	7,297,500	(6,296)	(6,296)
TOTAL FUTURES CONTRACTS					$88,784

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $580,204.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,410
Total	$5,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$37,891,446	$282,916	$6,552,137	$ -	$1,438,268	$3,742,100	$36,802,593
Fidelity Advisor Series Equity Value Fund	43,651,783	1,656,198	5,722,681	1,314,556	1,056,853	(8,551,333)	-
Fidelity Advisor Series Growth & Income Fund	66,814,273	5,971,811	10,530,736	5,486,222	504,557	(14,109,562)	-
Fidelity Advisor Series Growth Opportunities Fund	24,894,051	186,011	6,639,321	-	2,269,083	3,833,105	24,542,929
Fidelity Advisor Series Opportunistic Insights Fund	35,344,528	2,747,572	6,063,396	2,496,531	2,234,625	(15,007,785)	-
Fidelity Advisor Series Small Cap Fund	18,976,799	138,686	2,813,462	-	498,158	567,410	17,367,591
Fidelity Advisor Series Stock Selector Large Cap Value Fund	44,062,046	3,642,226	5,808,563	3,336,667	1,101,002	(8,686,915)	-
Fidelity Series 100 Index Fund	18,832,089	-	19,671,736	-	9,254,652	(8,415,005)	-
Fidelity Series All-Sector Equity Fund	25,994,366	209,736	12,952,866	-	2,828,696	(96,721)	15,983,211
Fidelity Series Canada Fund	5,562,712	39,386	861,216	-	12,463	325,016	5,078,361
Fidelity Series Commodity Strategy Fund	23,427,565	3,190,650	3,547,750	1,279,772	(1,344,245)	(411,572)	21,314,648
Fidelity Series Emerging Markets Debt Fund	8,307,794	284,419	517,220	237,472	(23,044)	(426,533)	7,625,416
Fidelity Series Emerging Markets Fund	-	4,628,714	-	-	-	1,736	4,630,450
Fidelity Series Emerging Markets Opportunities Fund	62,250,067	4,603,856	4,695,710	-	219,527	(8,001,654)	54,376,086
Fidelity Series Floating Rate High Income Fund	2,656,415	88,481	215,508	74,384	(7,746)	10,230	2,531,872
Fidelity Series Government Money Market Fund 2.12%	119,493,654	14,190,732	39,636,481	1,082,585	-	-	94,047,905
Fidelity Series High Income Fund	16,441,680	535,080	2,768,715	433,303	(110,798)	237,405	14,334,652
Fidelity Series Inflation-Protected Bond Index Fund	21,521,301	54,561,039	2,714,760	70,716	(21,960)	(236,852)	73,108,768
Fidelity Series International Credit Fund	605,136	7,456	-	7,458	-	(6,087)	606,505
Fidelity Series International Growth Fund	57,433,691	1,143,703	7,810,945	-	2,836,992	(2,053,009)	51,550,432
Fidelity Series International Small Cap Fund	14,297,809	349,008	1,998,984	-	701,063	(1,213,751)	12,135,145
Fidelity Series International Value Fund	56,727,990	398,441	5,396,382	-	670,509	(895,465)	51,505,093
Fidelity Series Investment Grade Bond Fund	312,691,131	6,342,948	34,184,120	4,205,190	(1,058,754)	(2,429,615)	281,361,590
Fidelity Series Large Cap Stock Fund	-	23,151	94,036	-	(765)	15,255,445	63,834,138
Fidelity Series Large Cap Value Index Fund	7,381,653	75,212	972,223	-	199,354	298,013	6,982,009
Fidelity Series Long-Term Treasury Bond Index Fund	24,264,680	32,207,350	2,467,167	499,524	(76,255)	(1,573,216)	52,355,392
Fidelity Series Opportunistic Insights Fund	-	12,560	50,415	-	35	14,991,769	34,209,493
Fidelity Series Real Estate Equity Fund	4,572,433	35,205	4,731,454	31,043	793,797	(669,981)	-
Fidelity Series Real Estate Income Fund	5,209,016	254,685	405,241	217,809	21,220	11,133	5,090,813
Fidelity Series Short-Term Credit Fund	29,016,136	538,006	3,957,442	317,563	(43,421)	43,575	25,596,854
Fidelity Series Small Cap Opportunities Fund	23,153,614	1,863,688	4,072,758	1,692,787	1,549,644	(648,037)	21,846,151
Fidelity Series Stock Selector Large Cap Value Fund	-	22,392	156,406	-	205	7,078,158	41,254,145
Fidelity Series Value Discovery Fund	-	14,914	60,487	-	(529)	8,656,032	40,700,750
	$1,111,475,858	$140,246,232	$198,070,318	$22,783,582	$25,503,186	$(18,381,966)	$1,060,772,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$727,716	$--	$727,716	$--
Domestic Equity Funds	324,837,658	324,837,658	--	--
International Equity Funds	179,275,567	179,275,567	--	--
Bond Funds	437,015,008	437,015,008	--	--
Short-Term Funds	121,193,570	121,193,570	--	--
Total Investments in Securities:	$1,063,049,519	$1,062,321,803	$727,716	$--
Derivative Instruments:
Assets
Futures Contracts	$95,080	$95,080	$--	$--
Total Assets	$95,080	$95,080	$--	$--
Liabilities
Futures Contracts	$(6,296)	$(6,296)	$--	$--
Total Liabilities	$(6,296)	$(6,296)	$--	$--
Total Derivative Instruments:	$88,784	$88,784	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$95,080	$(6,296)
Total Equity Risk	95,080	(6,296)
Total Value of Derivatives	$95,080	$(6,296)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $727,768)	$727,716
Fidelity Central Funds (cost $1,548,811)	1,548,811
Other affiliated issuers (cost $926,432,988)	1,060,772,992
Total Investment in Securities (cost $928,709,567)		$1,063,049,519
Receivable for investments sold		2,134,916
Receivable for fund shares sold		404,571
Distributions receivable from Fidelity Central Funds		2,172
Total assets		1,065,591,178
Liabilities
Payable for investments purchased	$1,529,099
Payable for fund shares redeemed	998,696
Accrued management fee	500,446
Distribution and service plan fees payable	218,891
Payable for daily variation margin on futures contracts	44,011
Total liabilities		3,291,143
Net Assets		$1,062,300,035
Net Assets consist of:
Paid in capital		$886,200,287
Undistributed net investment income		6,647,686
Accumulated undistributed net realized gain (loss) on investments		35,023,326
Net unrealized appreciation (depreciation) on investments		134,428,736
Net Assets		$1,062,300,035
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($513,320,745 ÷ 41,372,817 shares)		$12.41
Maximum offering price per share (100/94.25 of $12.41)		$13.17
Class M:
Net Asset Value and redemption price per share ($162,401,312 ÷ 13,127,259 shares)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C:
Net Asset Value and offering price per share ($53,075,846 ÷ 4,325,968 shares)(a)		$12.27
Class I:
Net Asset Value, offering price and redemption price per share ($320,018,464 ÷ 25,563,015 shares)		$12.52
Class Z6:
Net Asset Value, offering price and redemption price per share ($13,483,668 ÷ 1,078,306 shares)		$12.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,065,298
Interest		2,577
Income from Fidelity Central Funds		5,410
Total income		11,073,285
Expenses
Management fee	$3,067,631
Distribution and service plan fees	1,347,126
Independent trustees' fees and expenses	2,676
Total expenses before reductions	4,417,433
Expense reductions	(37)
Total expenses after reductions		4,417,396
Net investment income (loss)		6,655,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(34)
Other affiliated issuers	25,503,186
Futures contracts	(215,546)
Capital gain distributions from underlying funds:
Affiliated issuers	11,718,284
Total net realized gain (loss)		37,005,890
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(47)
Affiliated issuers	(18,381,966)
Futures contracts	88,784
Total change in net unrealized appreciation (depreciation)		(18,293,229)
Net gain (loss)		18,712,661
Net increase (decrease) in net assets resulting from operations		$25,368,550

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,655,889	$14,255,743
Net realized gain (loss)	37,005,890	81,625,051
Change in net unrealized appreciation (depreciation)	(18,293,229)	210,738
Net increase (decrease) in net assets resulting from operations	25,368,550	96,091,532
Distributions to shareholders from net investment income	(966,089)	(15,646,822)
Distributions to shareholders from net realized gain	(39,785,117)	(63,171,458)
Total distributions	(40,751,206)	(78,818,280)
Share transactions - net increase (decrease)	(33,153,413)	(118,085,087)
Total increase (decrease) in net assets	(48,536,069)	(100,811,835)
Net Assets
Beginning of period	1,110,836,104	1,211,647,939
End of period	$1,062,300,035	$1,110,836,104
Other Information
Undistributed net investment income end of period	$6,647,686	$957,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$12.43	$11.81	$12.70	$12.87	$12.47
Income from Investment Operations
Net investment income (loss)A	.08	.16	.18	.20	.20	.15
Net realized and unrealized gain (loss)	.21	.87	.99	(.45)	.49	.89
Total from investment operations	.29	1.03	1.17	(.25)	.69	1.04
Distributions from net investment income	(.01)	(.18)	(.19)	(.21)	(.21)	(.15)
Distributions from net realized gain	(.46)	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.47)	(.87)B	(.55)	(.64)	(.86)C	(.64)D
Net asset value, end of period	$12.41	$12.59	$12.43	$11.81	$12.70	$12.87
Total ReturnE,F,G	2.34%	8.42%	10.23%	(2.07)%	5.51%	8.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.72%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%J	.72%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.82%J	.72%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%J	1.22%	1.46%	1.64%	1.58%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$513,321	$551,179	$653,982	$739,929	$967,164	$1,086,606
Portfolio turnover rateH	26%J	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.699 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.56	$12.41	$11.79	$12.68	$12.85	$12.46
Income from Investment Operations
Net investment income (loss)A	.06	.12	.15	.17	.17	.12
Net realized and unrealized gain (loss)	.21	.87	.99	(.45)	.48	.88
Total from investment operations	.27	.99	1.14	(.28)	.65	1.00
Distributions from net investment income	–B	(.15)	(.16)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.46)	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.46)	(.84)C	(.52)	(.61)	(.82)	(.61)
Net asset value, end of period	$12.37	$12.56	$12.41	$11.79	$12.68	$12.85
Total ReturnD,E,F	2.19%	8.10%	9.98%	(2.32)%	5.26%	8.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	.98%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.07%I	.98%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.07%I	.98%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%I	.96%	1.21%	1.39%	1.33%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$162,401	$167,835	$178,795	$190,018	$208,468	$226,663
Portfolio turnover rateG	26%I	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.699 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.32	$11.72	$12.60	$12.77	$12.39
Income from Investment Operations
Net investment income (loss)A	.03	.06	.08	.11	.11	.05
Net realized and unrealized gain (loss)	.22	.86	.98	(.45)	.48	.88
Total from investment operations	.25	.92	1.06	(.34)	.59	.93
Distributions from net investment income	–	(.08)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.45)	(.70)	(.36)	(.43)	(.64)	(.49)
Total distributions	(.45)	(.77)B	(.46)	(.54)	(.76)	(.55)
Net asset value, end of period	$12.27	$12.47	$12.32	$11.72	$12.60	$12.77
Total ReturnC,D,E	1.99%	7.57%	9.33%	(2.76)%	4.75%	7.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.48%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.57%H	1.48%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.57%H	1.48%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%H	.47%	.71%	.89%	.83%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$53,076	$54,730	$61,332	$63,443	$72,725	$75,682
Portfolio turnover rateF	26%H	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.699 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.53	$11.90	$12.79	$12.96	$12.56
Income from Investment Operations
Net investment income (loss)A	.09	.19	.21	.23	.24	.18
Net realized and unrealized gain (loss)	.22	.88	1.00	(.45)	.48	.90
Total from investment operations	.31	1.07	1.21	(.22)	.72	1.08
Distributions from net investment income	(.02)	(.21)	(.22)	(.24)	(.25)	(.18)
Distributions from net realized gain	(.46)	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.48)	(.91)	(.58)	(.67)	(.89)	(.68)
Net asset value, end of period	$12.52	$12.69	$12.53	$11.90	$12.79	$12.96
Total ReturnB,C	2.47%	8.66%	10.53%	(1.80)%	5.74%	8.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.48%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.57%F	.48%	-%	-%	-%	-%
Expenses net of all reductions	.57%F	.48%	-%	-%	-%	-%
Net investment income (loss)	1.47%F	1.46%	1.71%	1.89%	1.83%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$320,018	$324,189	$317,539	$361,722	$425,176	$488,611
Portfolio turnover rateD	26%F	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B	.10	.18
Net realized and unrealized gain (loss)	.22	.51
Total from investment operations	.32	.69
Distributions from net investment income	(.03)	(.21)
Distributions from net realized gain	(.46)	(.47)
Total distributions	(.49)	(.68)
Net asset value, end of period	$12.50	$12.67
Total ReturnC,D	2.55%	5.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.43%G,H
Expenses net of fee waivers, if any	.41%G	.43%G,H
Expenses net of all reductions	.41%G	.43%G,H
Net investment income (loss)	1.63%G	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,484	$12,903
Portfolio turnover rateE	26%G	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Government Money Market Fund 2.12%	6.7
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series Inflation-Protected Bond Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	4.6
73.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.8%
International Equity Funds	19.1%
Bond Funds	36.4%
Short-Term Funds	8.7%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.09% 10/4/18 to 11/29/18 (a)
(Cost $1,555,215)	1,560,000	1,555,112
	Shares	Value

Domestic Equity Funds - 35.8%
Fidelity Advisor Series Equity Growth Fund (b)	6,497,301	$100,448,277
Fidelity Advisor Series Growth Opportunities Fund (b)	4,025,902	66,991,017
Fidelity Advisor Series Small Cap Fund (b)	3,760,308	47,267,071
Fidelity Series All-Sector Equity Fund (b)	3,231,260	43,977,444
Fidelity Series Commodity Strategy Fund (b)	9,823,537	49,117,685
Fidelity Series Large Cap Stock Fund (b)	10,937,325	174,231,594
Fidelity Series Large Cap Value Index Fund (b)	1,444,646	19,069,326
Fidelity Series Opportunistic Insights Fund (b)	4,704,091	93,376,212
Fidelity Series Small Cap Opportunities Fund (b)	4,059,610	59,635,670
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,518,141	112,609,828
Fidelity Series Value Discovery Fund (b)	8,115,440	111,100,367
TOTAL DOMESTIC EQUITY FUNDS
(Cost $650,132,437)		877,824,491

International Equity Funds - 19.1%
Fidelity Series Canada Fund (b)	1,317,370	14,240,764
Fidelity Series Emerging Markets Fund (b)	696,051	6,744,733
Fidelity Series Emerging Markets Opportunities Fund (b)	7,313,750	140,350,867
Fidelity Series International Growth Fund (b)	8,331,063	136,629,428
Fidelity Series International Small Cap Fund (b)	1,792,446	32,084,788
Fidelity Series International Value Fund (b)	12,964,894	136,390,683
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $342,996,041)		466,441,263

Bond Funds - 36.4%
Fidelity Series Emerging Markets Debt Fund (b)	1,766,007	16,830,048
Fidelity Series Floating Rate High Income Fund (b)	599,079	5,703,232
Fidelity Series High Income Fund (b)	3,533,325	33,955,253
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,864,535	124,914,631
Fidelity Series International Credit Fund (b)	132,613	1,303,590
Fidelity Series Investment Grade Bond Fund (b)	52,717,585	574,094,499
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,956,434	123,241,015
Fidelity Series Real Estate Income Fund (b)	1,068,440	11,517,787
TOTAL BOND FUNDS
(Cost $913,115,358)		891,560,055

Short-Term Funds - 8.7%
Fidelity Cash Central Fund, 2.11% (c)	4,120,886	4,121,710
Fidelity Series Government Money Market Fund 2.12% (b)(d)	164,261,368	164,261,368
Fidelity Series Short-Term Credit Fund (b)	4,637,953	45,730,217
TOTAL SHORT-TERM FUNDS
(Cost $214,622,531)		214,113,295
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,122,421,582)		2,451,494,216
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,773,947)
NET ASSETS - 100%		$2,449,720,269

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	287	Dec. 2018	$15,063,195	$282,354	$282,354
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	112	Dec. 2018	16,346,400	(15,041)	(15,041)
TOTAL FUTURES CONTRACTS					$267,313

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,097,705.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,038
Total	$12,038

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$97,996,442	$1,090,875	$12,256,439	$ -	$1,424,244	$12,193,155	$100,448,277
Fidelity Advisor Series Equity Value Fund	112,977,029	4,851,014	9,367,482	3,594,095	575,945	(21,311,894)	-
Fidelity Advisor Series Growth & Income Fund	172,970,500	16,688,509	19,127,430	14,743,256	964,547	(32,886,455)	-
Fidelity Advisor Series Growth Opportunities Fund	64,366,555	717,908	14,143,503	-	4,271,998	11,778,059	66,991,017
Fidelity Advisor Series Opportunistic Insights Fund	91,315,922	7,831,256	11,088,207	6,825,313	2,240,465	(37,653,473)	-
Fidelity Advisor Series Small Cap Fund	49,077,299	536,780	5,122,083	-	567,141	2,207,934	47,267,071
Fidelity Advisor Series Stock Selector Large Cap Value Fund	114,047,646	10,209,187	9,656,059	9,096,431	653,530	(21,613,588)	-
Fidelity Series 100 Index Fund	48,677,255	-	51,233,085	-	20,253,867	(17,698,037)	-
Fidelity Series All-Sector Equity Fund	67,245,550	782,700	31,298,111	-	6,358,973	888,332	43,977,444
Fidelity Series Canada Fund	14,121,725	148,784	892,176	-	6,338	856,093	14,240,764
Fidelity Series Commodity Strategy Fund	53,066,753	7,172,660	7,097,912	2,948,556	(2,633,367)	(1,390,449)	49,117,685
Fidelity Series Emerging Markets Debt Fund	18,075,963	678,981	941,619	521,431	(39,369)	(943,908)	16,830,048
Fidelity Series Emerging Markets Fund	-	6,751,163	-	-	-	(6,430)	6,744,733
Fidelity Series Emerging Markets Opportunities Fund	154,150,718	14,781,209	9,009,138	-	21,422	(19,593,344)	140,350,867
Fidelity Series Floating Rate High Income Fund	5,870,063	219,825	392,341	154,173	(9,845)	15,530	5,703,232
Fidelity Series Government Money Market Fund 2.12%	204,141,698	29,762,864	69,643,194	1,880,422	-	-	164,261,368
Fidelity Series High Income Fund	36,542,127	1,348,508	4,226,625	1,007,086	(149,706)	440,949	33,955,253
Fidelity Series Inflation-Protected Bond Index Fund	28,559,768	100,618,081	3,746,584	112,656	(45,685)	(470,949)	124,914,631
Fidelity Series International Credit Fund	1,300,646	16,029	-	16,029	-	(13,085)	1,303,590
Fidelity Series International Growth Fund	144,970,532	3,292,732	13,759,858	-	4,309,435	(2,183,413)	136,629,428
Fidelity Series International Small Cap Fund	36,256,739	1,346,054	4,201,866	-	988,822	(2,304,961)	32,084,788
Fidelity Series International Value Fund	143,946,261	1,813,703	8,884,599	-	720,698	(1,205,380)	136,390,683
Fidelity Series Investment Grade Bond Fund	637,028,192	14,871,185	70,656,747	8,602,340	(2,824,683)	(4,323,448)	574,094,499
Fidelity Series Large Cap Stock Fund	-	19,215	445,408	-	(5,298)	36,053,414	174,231,594
Fidelity Series Large Cap Value Index Fund	19,081,531	286,218	1,613,868	-	258,596	1,056,849	19,069,326
Fidelity Series Long-Term Treasury Bond Index Fund	55,292,489	76,121,780	4,187,581	1,195,989	(43,260)	(3,942,413)	123,241,015
Fidelity Series Opportunistic Insights Fund	-	10,298	240,426	-	(937)	40,961,314	93,376,212
Fidelity Series Real Estate Equity Fund	11,817,048	75,560	12,196,466	64,942	1,586,811	(1,282,953)	-
Fidelity Series Real Estate Income Fund	11,569,965	614,208	737,806	490,565	27,916	43,504	11,517,787
Fidelity Series Short-Term Credit Fund	49,294,490	1,096,467	4,660,858	548,805	(39,152)	39,270	45,730,217
Fidelity Series Small Cap Opportunities Fund	59,875,853	5,278,899	7,756,053	4,620,502	2,021,348	215,623	59,635,670
Fidelity Series Stock Selector Large Cap Value Fund	-	159,363	500,759	-	(456)	19,310,964	112,609,828
Fidelity Series Value Discovery Fund	-	12,330	286,087	-	(3,761)	23,653,273	111,100,367
	$2,503,636,759	$309,204,345	$389,370,370	$56,422,591	$41,456,577	$(19,109,917)	$2,445,817,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,555,112	$--	$1,555,112	$--
Domestic Equity Funds	877,824,491	877,824,491	--	--
International Equity Funds	466,441,263	466,441,263	--	--
Bond Funds	891,560,055	891,560,055	--	--
Short-Term Funds	214,113,295	214,113,295	--	--
Total Investments in Securities:	$2,451,494,216	$2,449,939,104	$1,555,112	$--
Derivative Instruments:
Assets
Futures Contracts	$282,354	$282,354	$--	$--
Total Assets	$282,354	$282,354	$--	$--
Liabilities
Futures Contracts	$(15,041)	$(15,041)	$--	$--
Total Liabilities	$(15,041)	$(15,041)	$--	$--
Total Derivative Instruments:	$267,313	$267,313	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$282,354	$(15,041)
Total Equity Risk	282,354	(15,041)
Total Value of Derivatives	$282,354	$(15,041)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,555,215)	$1,555,112
Fidelity Central Funds (cost $4,121,710)	4,121,710
Other affiliated issuers (cost $2,116,744,657)	2,445,817,394
Total Investment in Securities (cost $2,122,421,582)		$2,451,494,216
Receivable for investments sold		6,415,339
Receivable for fund shares sold		1,742,837
Distributions receivable from Fidelity Central Funds		5,907
Total assets		2,459,658,299
Liabilities
Payable for investments purchased	$2,951,701
Payable for fund shares redeemed	5,162,754
Accrued management fee	1,239,415
Distribution and service plan fees payable	467,537
Payable for daily variation margin on futures contracts	116,623
Total liabilities		9,938,030
Net Assets		$2,449,720,269
Net Assets consist of:
Paid in capital		$2,038,672,935
Undistributed net investment income		14,190,650
Accumulated undistributed net realized gain (loss) on investments		67,516,737
Net unrealized appreciation (depreciation) on investments		329,339,947
Net Assets		$2,449,720,269
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,118,826,042 ÷ 82,304,950 shares)		$13.59
Maximum offering price per share (100/94.25 of $13.59)		$14.42
Class M:
Net Asset Value and redemption price per share ($367,155,036 ÷ 27,038,637 shares)		$13.58
Maximum offering price per share (100/96.50 of $13.58)		$14.07
Class C:
Net Asset Value and offering price per share ($97,906,837 ÷ 7,278,073 shares)(a)		$13.45
Class I:
Net Asset Value, offering price and redemption price per share ($829,133,332 ÷ 60,461,925 shares)		$13.71
Class Z6:
Net Asset Value, offering price and redemption price per share ($36,699,022 ÷ 2,679,584 shares)		$13.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,608,223
Interest		6,273
Income from Fidelity Central Funds		12,038
Total income		24,626,534
Expenses
Management fee	$7,539,185
Distribution and service plan fees	2,866,648
Independent trustees' fees and expenses	6,070
Total expenses before reductions	10,411,903
Expense reductions	(39)
Total expenses after reductions		10,411,864
Net investment income (loss)		14,214,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(35)
Other affiliated issuers	41,456,577
Futures contracts	(914,042)
Capital gain distributions from underlying funds:
Affiliated issuers	31,814,368
Total net realized gain (loss)		72,356,868
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(91)
Affiliated issuers	(19,109,917)
Futures contracts	267,313
Total change in net unrealized appreciation (depreciation)		(18,842,695)
Net gain (loss)		53,514,173
Net increase (decrease) in net assets resulting from operations		$67,728,843

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,214,670	$30,214,061
Net realized gain (loss)	72,356,868	162,690,491
Change in net unrealized appreciation (depreciation)	(18,842,695)	32,981,869
Net increase (decrease) in net assets resulting from operations	67,728,843	225,886,421
Distributions to shareholders from net investment income	(1,169,226)	(33,576,472)
Distributions to shareholders from net realized gain	(87,706,280)	(112,956,333)
Total distributions	(88,875,506)	(146,532,805)
Share transactions - net increase (decrease)	(31,303,153)	(133,083,804)
Total increase (decrease) in net assets	(52,449,816)	(53,730,188)
Net Assets
Beginning of period	2,502,170,085	2,555,900,273
End of period	$2,449,720,269	$2,502,170,085
Other Information
Undistributed net investment income end of period	$14,190,650	$1,145,206

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$13.31	$12.51	$13.44	$13.54	$13.05
Income from Investment Operations
Net investment income (loss)A	.08	.16	.19	.21	.22	.16
Net realized and unrealized gain (loss)	.29	1.05	1.16	(.51)	.55	1.04
Total from investment operations	.37	1.21	1.35	(.30)	.77	1.20
Distributions from net investment income	–B	(.18)	(.19)	(.21)	(.23)	(.16)
Distributions from net realized gain	(.49)	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.49)	(.81)C	(.55)	(.63)D	(.87)	(.71)
Net asset value, end of period	$13.59	$13.71	$13.31	$12.51	$13.44	$13.54
Total ReturnE,F,G	2.74%	9.15%	11.17%	(2.35)%	5.82%	9.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.76%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.86%J	.76%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.86%J	.76%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.12%J	1.18%	1.46%	1.62%	1.59%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,118,826	$1,196,128	$1,315,261	$1,442,826	$1,775,399	$1,910,164
Portfolio turnover rateH	25%J	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.621 per share.

 D Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$13.30	$12.51	$13.44	$13.54	$13.05
Income from Investment Operations
Net investment income (loss)A	.06	.13	.15	.18	.18	.13
Net realized and unrealized gain (loss)	.29	1.05	1.16	(.52)	.55	1.03
Total from investment operations	.35	1.18	1.31	(.34)	.73	1.16
Distributions from net investment income	–	(.15)	(.16)	(.18)	(.19)	(.13)
Distributions from net realized gain	(.48)	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.48)	(.77)	(.52)	(.59)	(.83)	(.67)B
Net asset value, end of period	$13.58	$13.71	$13.30	$12.51	$13.44	$13.54
Total ReturnC,D,E	2.60%	8.97%	10.81%	(2.59)%	5.56%	9.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.01%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.11%H	1.01%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.11%H	1.01%	.50%	.50%	.50%	.50%
Net investment income (loss)	.87%H	.92%	1.21%	1.37%	1.34%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$367,155	$374,470	$396,330	$394,406	$440,674	$465,828
Portfolio turnover rateF	25%H	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.60	$13.20	$12.42	$13.35	$13.45	$12.97
Income from Investment Operations
Net investment income (loss)A	.03	.06	.09	.11	.11	.06
Net realized and unrealized gain (loss)	.28	1.05	1.15	(.51)	.55	1.03
Total from investment operations	.31	1.11	1.24	(.40)	.66	1.09
Distributions from net investment income	–	(.09)	(.10)	(.12)	(.12)	(.07)
Distributions from net realized gain	(.46)	(.62)	(.36)	(.41)	(.64)	(.54)
Total distributions	(.46)	(.71)	(.46)	(.53)	(.76)	(.61)
Net asset value, end of period	$13.45	$13.60	$13.20	$12.42	$13.35	$13.45
Total ReturnB,C,D	2.32%	8.45%	10.26%	(3.11)%	5.07%	8.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%G	1.52%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.61%G	1.52%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%G	1.52%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%G	.42%	.71%	.87%	.84%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$97,907	$98,878	$101,268	$105,128	$112,535	$113,194
Portfolio turnover rateE	25%G	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.82	$13.41	$12.61	$13.54	$13.63	$13.14
Income from Investment Operations
Net investment income (loss)A	.09	.20	.22	.24	.25	.20
Net realized and unrealized gain (loss)	.30	1.05	1.16	(.51)	.56	1.03
Total from investment operations	.39	1.25	1.38	(.27)	.81	1.23
Distributions from net investment income	(.01)	(.22)	(.22)	(.25)	(.26)	(.19)
Distributions from net realized gain	(.49)	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.50)	(.84)	(.58)	(.66)	(.90)	(.74)
Net asset value, end of period	$13.71	$13.82	$13.41	$12.61	$13.54	$13.63
Total ReturnB,C	2.86%	9.45%	11.36%	(2.07)%	6.13%	9.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%F	.52%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.61%F	.52%	-%	-%	-%	-%
Expenses net of all reductions	.61%F	.52%	-%	-%	-%	-%
Net investment income (loss)	1.37%F	1.42%	1.71%	1.87%	1.84%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$829,133	$803,562	$743,042	$767,908	$836,880	$875,979
Portfolio turnover rateD	25%F	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B	.11	.08
Net realized and unrealized gain (loss)	.29	.75
Total from investment operations	.40	.83
Distributions from net investment income	(.03)	(.23)
Distributions from net realized gain	(.49)	(.41)
Total distributions	(.51)C	(.64)
Net asset value, end of period	$13.70	$13.81
Total ReturnD,E	2.97%	6.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H	.45%H,I
Expenses net of fee waivers, if any	.43%H	.45%H,I
Expenses net of all reductions	.43%H	.45%H,I
Net investment income (loss)	1.55%H	.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$36,699	$29,132
Portfolio turnover rateF	25%H	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.486 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.8
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series International Value Fund	6.2
Fidelity Series International Growth Fund	6.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	5.2
Fidelity Series Value Discovery Fund	5.2
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Government Money Market Fund 2.12%	4.6
71.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.5%
International Equity Funds	21.3%
Bond Funds	32.1%
Short-Term Funds	6.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.11% 10/4/18 to 12/6/18 (a)
(Cost $2,004,370)	2,010,000	2,004,248
	Shares	Value

Domestic Equity Funds - 40.5%
Fidelity Advisor Series Equity Growth Fund (b)	8,962,976	$138,567,614
Fidelity Advisor Series Growth Opportunities Fund (b)	5,567,135	92,637,122
Fidelity Advisor Series Small Cap Fund (b)	5,185,545	65,182,303
Fidelity Series All-Sector Equity Fund (b)	4,510,363	61,386,043
Fidelity Series Commodity Strategy Fund (b)	11,942,352	59,711,760
Fidelity Series Large Cap Stock Fund (b)	15,176,410	241,760,204
Fidelity Series Large Cap Value Index Fund (b)	1,970,756	26,013,985
Fidelity Series Opportunistic Insights Fund (b)	6,515,453	129,331,733
Fidelity Series Small Cap Opportunities Fund (b)	5,610,672	82,420,778
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,806,647	156,083,873
Fidelity Series Value Discovery Fund (b)	11,248,022	153,985,419
TOTAL DOMESTIC EQUITY FUNDS
(Cost $904,287,696)		1,207,080,834

International Equity Funds - 21.3%
Fidelity Series Canada Fund (b)	1,685,104	18,215,975
Fidelity Series Emerging Markets Fund (b)	1,910,303	18,510,841
Fidelity Series Emerging Markets Opportunities Fund (b)	9,706,646	186,270,530
Fidelity Series International Growth Fund (b)	11,216,552	183,951,453
Fidelity Series International Small Cap Fund (b)	2,418,934	43,298,924
Fidelity Series International Value Fund (b)	17,605,679	185,211,740
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $480,183,234)		635,459,463

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund (b)	2,087,846	19,897,168
Fidelity Series Floating Rate High Income Fund (b)	717,666	6,832,178
Fidelity Series High Income Fund (b)	4,223,265	40,585,577
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,106,914	117,558,134
Fidelity Series International Credit Fund (b)	153,748	1,511,341
Fidelity Series Investment Grade Bond Fund (b)	54,288,740	591,204,378
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,015,204	164,925,285
Fidelity Series Real Estate Income Fund (b)	1,271,840	13,710,439
TOTAL BOND FUNDS
(Cost $984,097,333)		956,224,500

Short-Term Funds - 6.1%
Fidelity Cash Central Fund, 2.11% (c)	4,600,835	4,601,755
Fidelity Series Government Money Market Fund 2.12% (b)(d)	137,293,397	137,293,397
Fidelity Series Short-Term Credit Fund (b)	4,047,769	39,911,006
TOTAL SHORT-TERM FUNDS
(Cost $182,258,449)		181,806,158
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,552,831,082)		2,982,575,203
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,220,442)
NET ASSETS - 100%		$2,980,354,761

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	58	Dec. 2018	$5,728,950	$5,480	$5,480
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	153	Dec. 2018	8,030,205	170,078	170,078
					175,558
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	109	Dec. 2018	15,908,550	(4,206)	(4,206)
TOTAL FUTURES CONTRACTS					$171,352

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $740,306.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,786
Total	$14,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,910,093	$1,906,118	$13,720,640	$--	$1,353,062	$17,118,981	$138,567,614
Fidelity Advisor Series Equity Value Fund	152,092,384	7,220,187	8,850,175	4,976,571	15,369	(27,114,731)	--
Fidelity Advisor Series Growth & Income Fund	232,877,392	23,627,036	19,584,205	20,285,784	893,424	(40,937,622)	--
Fidelity Advisor Series Growth Opportunities Fund	86,630,974	1,255,304	17,020,419	--	4,688,601	17,082,662	92,637,122
Fidelity Advisor Series Opportunistic Insights Fund	122,841,576	11,177,854	11,719,625	9,444,437	1,028,545	(49,877,717)	--
Fidelity Advisor Series Small Cap Fund	66,053,566	937,638	5,557,115	--	287,842	3,460,372	65,182,303
Fidelity Advisor Series Stock Selector Large Cap Value Fund	153,544,687	14,783,410	9,378,406	12,607,884	(25,500)	(27,284,594)	--
Fidelity Series 100 Index Fund	65,608,385	--	69,164,114	--	30,450,312	(26,894,583)	--
Fidelity Series All-Sector Equity Fund	90,515,999	1,263,036	40,247,667	--	7,778,618	2,076,057	61,386,043
Fidelity Series Canada Fund	18,652,399	254,674	1,835,091	--	27,133	1,116,860	18,215,975
Fidelity Series Commodity Strategy Fund	64,190,392	8,481,873	8,069,668	3,582,275	(2,974,263)	(1,916,574)	59,711,760
Fidelity Series Emerging Markets Debt Fund	21,250,839	860,879	1,056,359	615,517	(28,269)	(1,129,922)	19,897,168
Fidelity Series Emerging Markets Fund	--	18,467,053	--	--	--	43,788	18,510,841
Fidelity Series Emerging Markets Opportunities Fund	200,253,721	21,710,096	10,098,220	--	(70,671)	(25,524,396)	186,270,530
Fidelity Series Floating Rate High Income Fund	6,978,916	286,532	440,150	184,289	(3,803)	10,683	6,832,178
Fidelity Series Government Money Market Fund 2.12%	191,905,833	28,146,084	82,758,520	1,669,588	--	--	137,293,397
Fidelity Series High Income Fund	42,751,545	1,728,742	4,239,864	1,196,986	(65,571)	410,725	40,585,577
Fidelity Series Inflation-Protected Bond Index Fund	24,067,874	97,540,926	3,556,459	106,273	(41,903)	(452,304)	117,558,134
Fidelity Series International Credit Fund	1,507,928	18,583	--	18,583	--	(15,170)	1,511,341
Fidelity Series International Growth Fund	190,574,782	5,152,137	14,622,041	--	3,657,893	(811,318)	183,951,453
Fidelity Series International Small Cap Fund	47,564,731	621,275	3,081,359	--	627,587	(2,433,310)	43,298,924
Fidelity Series International Value Fund	190,117,014	6,494,697	10,837,314	--	489,359	(1,052,016)	185,211,740
Fidelity Series Investment Grade Bond Fund	663,099,615	17,323,811	81,859,849	8,904,338	(3,658,472)	(3,700,727)	591,204,378
Fidelity Series Large Cap Stock Fund	--	80,181	589,797	--	(3,153)	45,396,948	241,760,204
Fidelity Series Large Cap Value Index Fund	25,669,107	423,625	1,855,837	--	185,329	1,591,761	26,013,985
Fidelity Series Long-Term Treasury Bond Index Fund	67,087,281	108,763,652	5,565,664	1,664,628	(107,210)	(5,252,774)	164,925,285
Fidelity Series Opportunistic Insights Fund	--	42,961	316,868	--	(877)	56,155,884	129,331,733
Fidelity Series Real Estate Equity Fund	15,933,541	90,689	16,421,405	77,109	1,659,698	(1,262,523)	--
Fidelity Series Real Estate Income Fund	13,677,837	775,479	827,566	583,159	2,689	82,000	13,710,439
Fidelity Series Short-Term Credit Fund	43,250,992	1,113,572	4,453,948	481,085	(39,911)	40,301	39,911,006
Fidelity Series Small Cap Opportunities Fund	80,597,666	7,534,245	8,566,615	6,381,676	1,515,335	1,340,147	82,420,778
Fidelity Series Stock Selector Large Cap Value Fund	--	107,618	485,240	--	(24,840)	24,846,738	156,083,873
Fidelity Series Value Discovery Fund	--	51,574	379,486	--	(2,178)	30,952,475	153,985,419
	$3,011,207,069	$388,241,541	$457,159,686	$72,780,182	$47,614,175	$(13,933,899)	$2,975,969,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,004,248	$--	$2,004,248	$--
Domestic Equity Funds	1,207,080,834	1,207,080,834	--	--
International Equity Funds	635,459,463	635,459,463	--	--
Bond Funds	956,224,500	956,224,500	--	--
Short-Term Funds	181,806,158	181,806,158	--	--
Total Investments in Securities:	$2,982,575,203	$2,980,570,955	$2,004,248	$--
Derivative Instruments:
Assets
Futures Contracts	$175,558	$175,558	$--	$--
Total Assets	$175,558	$175,558	$--	$--
Liabilities
Futures Contracts	$(4,206)	$(4,206)	$--	$--
Total Liabilities	$(4,206)	$(4,206)	$--	$--
Total Derivative Instruments:	$171,352	$171,352	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$175,558	$(4,206)
Total Equity Risk	175,558	(4,206)
Total Value of Derivatives	$175,558	$(4,206)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,004,370)	$2,004,248
Fidelity Central Funds (cost $4,601,755)	4,601,755
Other affiliated issuers (cost $2,546,224,957)	2,975,969,200
Total Investment in Securities (cost $2,552,831,082)		$2,982,575,203
Receivable for investments sold		3,821,643
Receivable for fund shares sold		2,678,302
Dividends receivable		6,303
Distributions receivable from Fidelity Central Funds		6,611
Total assets		2,989,088,062
Liabilities
Payable for investments purchased	$2,803,230
Payable for fund shares redeemed	3,664,577
Accrued management fee	1,610,876
Distribution and service plan fees payable	546,210
Payable for daily variation margin on futures contracts	108,408
Total liabilities		8,733,301
Net Assets		$2,980,354,761
Net Assets consist of:
Paid in capital		$2,449,768,891
Undistributed net investment income		15,744,231
Accumulated undistributed net realized gain (loss) on investments		84,926,166
Net unrealized appreciation (depreciation) on investments		429,915,473
Net Assets		$2,980,354,761
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,372,451,670 ÷ 100,347,726 shares)		$13.68
Maximum offering price per share (100/94.25 of $13.68)		$14.51
Class M:
Net Asset Value and redemption price per share ($431,703,548 ÷ 31,525,839 shares)		$13.69
Maximum offering price per share (100/96.50 of $13.69)		$14.19
Class C:
Net Asset Value and offering price per share ($96,149,994 ÷ 7,153,113 shares)(a)		$13.44
Class I:
Net Asset Value, offering price and redemption price per share ($1,044,154,370 ÷ 75,607,024 shares)		$13.81
Class Z6:
Net Asset Value, offering price and redemption price per share ($35,895,179 ÷ 2,600,966 shares)		$13.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$28,833,830
Interest		8,521
Income from Fidelity Central Funds		14,786
Total income		28,857,137
Expenses
Management fee	$9,769,969
Distribution and service plan fees	3,325,192
Independent trustees' fees and expenses	7,338
Total expenses before reductions	13,102,499
Expense reductions	(48)
Total expenses after reductions		13,102,451
Net investment income (loss)		15,754,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(28)
Other affiliated issuers	47,614,175
Futures contracts	(595,667)
Capital gain distributions from underlying funds:
Affiliated issuers	43,946,352
Total net realized gain (loss)		90,964,832
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(109)
Affiliated issuers	(13,933,899)
Futures contracts	171,352
Total change in net unrealized appreciation (depreciation)		(13,762,656)
Net gain (loss)		77,202,176
Net increase (decrease) in net assets resulting from operations		$92,956,862

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,754,686	$33,835,159
Net realized gain (loss)	90,964,832	183,273,762
Change in net unrealized appreciation (depreciation)	(13,762,656)	66,482,962
Net increase (decrease) in net assets resulting from operations	92,956,862	283,591,883
Distributions to shareholders from net investment income	(184,657)	(38,001,071)
Distributions to shareholders from net realized gain	(105,484,492)	(117,185,415)
Total distributions	(105,669,149)	(155,186,486)
Share transactions - net increase (decrease)	(16,299,612)	(18,870,598)
Total increase (decrease) in net assets	(29,011,899)	109,534,799
Net Assets
Beginning of period	3,009,366,660	2,899,831,861
End of period	$2,980,354,761	$3,009,366,660
Other Information
Undistributed net investment income end of period	$15,744,231	$174,202

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.74	$13.16	$12.29	$13.25	$13.33	$12.72
Income from Investment Operations
Net investment income (loss)A	.07	.15	.18	.19	.21	.16
Net realized and unrealized gain (loss)	.35	1.15	1.24	(.54)	.60	1.26
Total from investment operations	.42	1.30	1.42	(.35)	.81	1.42
Distributions from net investment income	–	(.17)	(.18)	(.20)	(.22)	(.16)
Distributions from net realized gain	(.48)	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.48)	(.72)	(.55)	(.61)B	(.89)	(.81)C
Net asset value, end of period	$13.68	$13.74	$13.16	$12.29	$13.25	$13.33
Total ReturnD,E,F	3.14%	9.96%	12.00%	(2.72)%	6.26%	11.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.80%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.90%I	.80%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.90%I	.80%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.02%I	1.11%	1.43%	1.53%	1.55%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,372,452	$1,435,987	$1,503,384	$1,543,665	$1,853,121	$1,907,797
Portfolio turnover rateH	26%I	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.76	$13.18	$12.31	$13.27	$13.35	$12.74
Income from Investment Operations
Net investment income (loss)A	.05	.12	.15	.16	.17	.13
Net realized and unrealized gain (loss)	.36	1.15	1.24	(.54)	.61	1.26
Total from investment operations	.41	1.27	1.39	(.38)	.78	1.39
Distributions from net investment income	–	(.14)	(.15)	(.16)	(.19)	(.13)
Distributions from net realized gain	(.48)	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.48)	(.69)	(.52)	(.58)	(.86)	(.78)B
Net asset value, end of period	$13.69	$13.76	$13.18	$12.31	$13.27	$13.35
Total ReturnC,D,E	2.99%	9.69%	11.70%	(2.95)%	6.00%	11.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.15%H	1.05%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.15%H	1.05%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.15%H	1.05%	.50%	.50%	.50%	.50%
Net investment income (loss)	.77%H	.86%	1.18%	1.28%	1.30%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$431,704	$432,227	$418,713	$399,088	$405,224	$387,919
Portfolio turnover rateG	26%H	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$12.98	$12.14	$13.09	$13.19	$12.60
Income from Investment Operations
Net investment income (loss)A	.02	.05	.08	.10	.11	.06
Net realized and unrealized gain (loss)	.34	1.13	1.23	(.53)	.59	1.25
Total from investment operations	.36	1.18	1.31	(.43)	.70	1.31
Distributions from net investment income	–	(.08)	(.10)	(.11)	(.12)	(.07)
Distributions from net realized gain	(.46)	(.54)	(.37)	(.41)	(.67)	(.65)
Total distributions	(.46)	(.62)	(.47)	(.52)	(.80)B	(.72)
Net asset value, end of period	$13.44	$13.54	$12.98	$12.14	$13.09	$13.19
Total ReturnC,D,E	2.73%	9.14%	11.13%	(3.40)%	5.42%	10.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.65%H	1.55%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.65%H	1.55%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.65%H	1.55%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.27%H	.36%	.68%	.78%	.80%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$96,150	$97,691	$97,994	$91,941	$94,878	$89,402
Portfolio turnover rateG	26%H	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$13.27	$12.39	$13.35	$13.43	$12.81
Income from Investment Operations
Net investment income (loss)A	.09	.19	.21	.23	.24	.19
Net realized and unrealized gain (loss)	.35	1.16	1.26	(.54)	.60	1.28
Total from investment operations	.44	1.35	1.47	(.31)	.84	1.47
Distributions from net investment income	–B	(.21)	(.21)	(.23)	(.25)	(.19)
Distributions from net realized gain	(.49)	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.49)	(.76)	(.59)C	(.65)	(.92)	(.85)
Net asset value, end of period	$13.81	$13.86	$13.27	$12.39	$13.35	$13.43
Total ReturnD,E	3.26%	10.26%	12.26%	(2.44)%	6.48%	11.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.56%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.65%H	.56%	-%	-%	-%	-%
Expenses net of all reductions	.65%H	.56%	-%	-%	-%	-%
Net investment income (loss)	1.27%H	1.35%	1.68%	1.78%	1.80%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,044,154	$1,018,536	$879,740	$870,772	$838,616	$846,372
Portfolio turnover rateG	26%H	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B	.10	.10
Net realized and unrealized gain (loss)	.36	.80
Total from investment operations	.46	.90
Distributions from net investment income	(.02)	(.22)
Distributions from net realized gain	(.49)	(.36)
Total distributions	(.51)	(.58)
Net asset value, end of period	$13.80	$13.85
Total ReturnC,D	3.36%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.47%G,H
Expenses net of fee waivers, if any	.45%G	.47%G,H
Expenses net of all reductions	.45%G	.47%G,H
Net investment income (loss)	1.47%G	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$35,895	$24,926
Portfolio turnover rateF	26%G	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	14.9
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Advisor Series Equity Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.3
76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	24.7%
Bond Funds	23.8%
Short-Term Funds	2.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.11% 10/4/18 to 12/6/18 (a)
(Cost $2,153,188)	2,160,000	2,153,045
	Shares	Value

Domestic Equity Funds - 49.0%
Fidelity Advisor Series Equity Growth Fund (b)	11,148,580	$172,357,049
Fidelity Advisor Series Growth Opportunities Fund (b)	6,964,890	115,895,776
Fidelity Advisor Series Small Cap Fund (b)	6,449,549	81,070,831
Fidelity Series All-Sector Equity Fund (b)	5,662,337	77,064,405
Fidelity Series Commodity Strategy Fund (b)	12,400,243	62,001,213
Fidelity Series Large Cap Stock Fund (b)	18,937,306	301,671,286
Fidelity Series Large Cap Value Index Fund (b)	2,463,800	32,522,158
Fidelity Series Opportunistic Insights Fund (b)	8,129,477	161,370,127
Fidelity Series Small Cap Opportunities Fund (b)	7,019,213	103,112,237
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,684,481	194,128,839
Fidelity Series Value Discovery Fund (b)	13,938,082	190,812,349
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,136,008,030)		1,492,006,270

International Equity Funds - 24.7%
Fidelity Series Canada Fund (b)	2,052,838	22,191,183
Fidelity Series Emerging Markets Fund (b)	837,991	8,120,136
Fidelity Series Emerging Markets Opportunities Fund (b)	11,475,427	220,213,450
Fidelity Series International Growth Fund (b)	13,656,432	223,965,477
Fidelity Series International Small Cap Fund (b)	2,910,557	52,098,969
Fidelity Series International Value Fund (b)	21,444,746	225,598,731
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $577,085,125)		752,187,946

Bond Funds - 23.8%
Fidelity Series Emerging Markets Debt Fund (b)	2,050,068	19,537,152
Fidelity Series Floating Rate High Income Fund (b)	711,119	6,769,851
Fidelity Series High Income Fund (b)	4,332,397	41,634,336
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,843,483	17,900,220
Fidelity Series International Credit Fund (b)	150,745	1,481,821
Fidelity Series Investment Grade Bond Fund (b)	41,541,109	452,382,676
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,922,640	172,402,550
Fidelity Series Real Estate Income Fund (b)	1,261,476	13,598,714
TOTAL BOND FUNDS
(Cost $746,100,743)		725,707,320

Short-Term Funds - 2.5%
Fidelity Cash Central Fund, 2.11% (c)	6,848,744	6,850,114
Fidelity Series Government Money Market Fund 2.12% (b)(d)	60,680,590	60,680,590
Fidelity Series Short-Term Credit Fund (b)	856,434	8,444,443
TOTAL SHORT-TERM FUNDS
(Cost $76,052,275)		75,975,147
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,537,399,361)		3,048,029,728
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,412,036)
NET ASSETS - 100%		$3,045,617,692

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	370	Dec. 2018	$19,419,450	$361,216	$361,216
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	92	Dec. 2018	13,427,400	(3,550)	(3,550)
TOTAL FUTURES CONTRACTS					$357,666

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,090,522.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,805
Total	$26,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,105,288	$3,828,101	$14,252,362	$ -	$1,204,438	$21,471,584	$172,357,049
Fidelity Advisor Series Equity Value Fund	184,673,886	10,441,310	8,856,983	6,157,923	50,845	(29,651,736)	-
Fidelity Advisor Series Growth & Income Fund	282,815,807	31,809,428	19,123,671	25,143,407	717,689	(46,871,778)	-
Fidelity Advisor Series Growth Opportunities Fund	105,130,031	2,508,205	18,447,881	-	4,204,450	22,500,971	115,895,776
Fidelity Advisor Series Opportunistic Insights Fund	148,960,609	15,259,900	11,514,929	11,766,897	826,448	(59,487,019)	-
Fidelity Advisor Series Small Cap Fund	80,158,042	1,874,035	5,547,359	-	181,742	4,404,371	81,070,831
Fidelity Advisor Series Stock Selector Large Cap Value Fund	186,438,157	19,697,824	8,899,130	15,631,435	18,504	(29,303,322)	-
Fidelity Series 100 Index Fund	79,553,910	-	83,647,944	-	32,125,582	(28,031,548)	-
Fidelity Series All-Sector Equity Fund	109,869,027	2,521,119	47,490,964	-	8,571,919	3,593,304	77,064,405
Fidelity Series Canada Fund	22,113,942	496,745	1,785,474	-	30,090	1,335,880	22,191,183
Fidelity Series Commodity Strategy Fund	63,089,625	9,073,291	5,100,580	3,708,801	(1,477,355)	(3,583,768)	62,001,213
Fidelity Series Emerging Markets Debt Fund	20,524,216	1,005,831	870,527	599,687	(29,535)	(1,092,833)	19,537,152
Fidelity Series Emerging Markets Fund	-	8,088,532	-	-	-	31,604	8,120,136
Fidelity Series Emerging Markets Opportunities Fund	229,181,656	30,055,815	9,603,350	-	(308,867)	(29,111,804)	220,213,450
Fidelity Series Floating Rate High Income Fund	6,775,351	350,047	362,578	180,870	(1,684)	8,715	6,769,851
Fidelity Series Government Money Market Fund 2.12%	43,596,913	34,638,798	17,555,121	474,689	-	-	60,680,590
Fidelity Series High Income Fund	42,436,867	2,097,185	3,246,489	1,217,336	(47,605)	394,378	41,634,336
Fidelity Series Inflation-Protected Bond Index Fund	23,288,678	5,178,316	10,639,250	36,902	(189,300)	261,776	17,900,220
Fidelity Series International Credit Fund	1,478,474	18,221	-	18,220	-	(14,874)	1,481,821
Fidelity Series International Growth Fund	223,420,738	8,007,878	10,875,013	-	1,254,496	2,157,378	223,965,477
Fidelity Series International Small Cap Fund	55,748,352	1,300,805	2,809,565	-	279,434	(2,420,057)	52,098,969
Fidelity Series International Value Fund	225,385,847	11,298,318	10,407,013	-	(142,331)	(536,090)	225,598,731
Fidelity Series Investment Grade Bond Fund	465,066,009	29,957,958	37,267,066	6,545,327	(477,702)	(4,896,523)	452,382,676
Fidelity Series Large Cap Stock Fund	-	142,454	339,365	-	(1,369)	52,522,091	301,671,286
Fidelity Series Large Cap Value Index Fund	31,129,323	734,196	1,521,453	-	14,960	2,165,132	32,522,158
Fidelity Series Long-Term Treasury Bond Index Fund	65,647,248	118,011,854	5,272,535	1,713,227	(126,601)	(5,857,416)	172,402,550
Fidelity Series Opportunistic Insights Fund	-	76,330	182,672	-	(9,269)	67,440,729	161,370,127
Fidelity Series Real Estate Equity Fund	19,318,083	264	19,796,788	154	1,704,398	(1,225,957)	-
Fidelity Series Real Estate Income Fund	13,306,628	892,465	681,768	574,265	2,204	79,185	13,598,714
Fidelity Series Short-Term Credit Fund	8,273,138	772,858	601,829	93,960	(2,214)	2,490	8,444,443
Fidelity Series Small Cap Opportunities Fund	97,802,834	10,262,280	8,270,812	7,960,953	1,039,216	2,278,719	103,112,237
Fidelity Series Stock Selector Large Cap Value Fund	-	351,554	264,467	-	(14,970)	26,104,689	194,128,839
Fidelity Series Value Discovery Fund	-	91,567	218,260	-	(5,485)	34,287,205	190,812,349
	$2,995,288,679	$360,843,484	$365,453,198	$81,824,053	$49,392,128	$(1,044,524)	$3,039,026,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,153,045	$--	$2,153,045	$--
Domestic Equity Funds	1,492,006,270	1,492,006,270	--	--
International Equity Funds	752,187,946	752,187,946	--	--
Bond Funds	725,707,320	725,707,320	--	--
Short-Term Funds	75,975,147	75,975,147	--	--
Total Investments in Securities:	$3,048,029,728	$3,045,876,683	$2,153,045	$--
Derivative Instruments:
Assets
Futures Contracts	$361,216	$361,216	$--	$--
Total Assets	$361,216	$361,216	$--	$--
Liabilities
Futures Contracts	$(3,550)	$(3,550)	$--	$--
Total Liabilities	$(3,550)	$(3,550)	$--	$--
Total Derivative Instruments:	$357,666	$357,666	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$361,216	$(3,550)
Total Equity Risk	361,216	(3,550)
Total Value of Derivatives	$361,216	$(3,550)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,153,188)	$2,153,045
Fidelity Central Funds (cost $6,850,114)	6,850,114
Other affiliated issuers (cost $2,528,396,059)	3,039,026,569
Total Investment in Securities (cost $2,537,399,361)		$3,048,029,728
Receivable for investments sold		10,365,166
Receivable for fund shares sold		2,214,391
Distributions receivable from Fidelity Central Funds		10,200
Total assets		3,060,619,485
Liabilities
Payable for investments purchased	$7,902,050
Payable for fund shares redeemed	4,646,771
Accrued management fee	1,748,436
Distribution and service plan fees payable	554,821
Payable for daily variation margin on futures contracts	149,715
Total liabilities		15,001,793
Net Assets		$3,045,617,692
Net Assets consist of:
Paid in capital		$2,424,971,246
Undistributed net investment income		13,452,907
Accumulated undistributed net realized gain (loss) on investments		96,205,506
Net unrealized appreciation (depreciation) on investments		510,988,033
Net Assets		$3,045,617,692
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,343,871,152 ÷ 90,059,554 shares)		$14.92
Maximum offering price per share (100/94.25 of $14.92)		$15.83
Class M:
Net Asset Value and redemption price per share ($464,853,948 ÷ 31,328,481 shares)		$14.84
Maximum offering price per share (100/96.50 of $14.84)		$15.38
Class C:
Net Asset Value and offering price per share ($99,042,908 ÷ 6,770,002 shares)(a)		$14.63
Class I:
Net Asset Value, offering price and redemption price per share ($1,092,140,557 ÷ 72,702,203 shares)		$15.02
Class Z6:
Net Asset Value, offering price and redemption price per share ($45,709,127 ÷ 3,045,737 shares)		$15.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$27,265,404
Interest		10,089
Income from Fidelity Central Funds		26,805
Total income		27,302,298
Expenses
Management fee	$10,501,690
Distribution and service plan fees	3,340,722
Independent trustees' fees and expenses	7,356
Total expenses before reductions	13,849,768
Expense reductions	(55)
Total expenses after reductions		13,849,713
Net investment income (loss)		13,452,585
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(67)
Other affiliated issuers	49,392,128
Futures contracts	(955,929)
Capital gain distributions from underlying funds:
Affiliated issuers	54,558,649
Total net realized gain (loss)		102,994,781
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(130)
Affiliated issuers	(1,044,524)
Futures contracts	357,666
Total change in net unrealized appreciation (depreciation)		(686,988)
Net gain (loss)		102,307,793
Net increase (decrease) in net assets resulting from operations		$115,760,378

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,452,585	$29,589,232
Net realized gain (loss)	102,994,781	206,631,223
Change in net unrealized appreciation (depreciation)	(686,988)	87,525,917
Net increase (decrease) in net assets resulting from operations	115,760,378	323,746,372
Distributions to shareholders from net investment income	–	(32,430,120)
Distributions to shareholders from net realized gain	(120,442,750)	(127,678,746)
Total distributions	(120,442,750)	(160,108,866)
Share transactions - net increase (decrease)	56,965,527	6,442,311
Total increase (decrease) in net assets	52,283,155	170,079,817
Net Assets
Beginning of period	2,993,334,537	2,823,254,720
End of period	$3,045,617,692	$2,993,334,537
Other Information
Undistributed net investment income end of period	$13,452,907	$322

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.95	$14.12	$12.99	$14.13	$14.15	$13.36
Income from Investment Operations
Net investment income (loss)A	.06	.15	.18	.19	.20	.17
Net realized and unrealized gain (loss)	.51	1.50	1.57	(.64)	.70	1.47
Total from investment operations	.57	1.65	1.75	(.45)	.90	1.64
Distributions from net investment income	–	(.16)	(.18)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.60)	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.60)	(.82)	(.62)	(.69)	(.92)	(.85)
Net asset value, end of period	$14.92	$14.95	$14.12	$12.99	$14.13	$14.15
Total ReturnB,C,D	3.88%	11.80%	14.02%	(3.36)%	6.54%	12.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G,H	.84%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.94%G,H	.84%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.94%G,H	.84%	.25%	.25%	.25%	.25%
Net investment income (loss)	.85%G	.99%	1.34%	1.39%	1.42%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,343,871	$1,374,112	$1,414,388	$1,409,909	$1,704,036	$1,777,132
Portfolio turnover rateE	24%G	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.88	$14.06	$12.94	$14.09	$14.10	$13.32
Income from Investment Operations
Net investment income (loss)A	.04	.11	.15	.15	.17	.14
Net realized and unrealized gain (loss)	.51	1.50	1.56	(.64)	.71	1.46
Total from investment operations	.55	1.61	1.71	(.49)	.88	1.60
Distributions from net investment income	–	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.59)	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.59)	(.79)	(.59)	(.66)	(.89)	(.82)
Net asset value, end of period	$14.84	$14.88	$14.06	$12.94	$14.09	$14.10
Total ReturnB,C,D	3.77%	11.53%	13.74%	(3.67)%	6.37%	12.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.19%G,H	1.09%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.19%G,H	1.09%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.19%G,H	1.09%	.50%	.50%	.50%	.50%
Net investment income (loss)	.60%G	.74%	1.09%	1.14%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$464,854	$452,750	$442,505	$423,312	$453,137	$453,944
Portfolio turnover rateE	24%G	25%	18%	22%	24%	53%
 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$13.92	$12.83	$13.97	$14.00	$13.23
Income from Investment Operations
Net investment income (loss)A	.01	.03	.08	.08	.09	.07
Net realized and unrealized gain (loss)	.49	1.48	1.55	(.63)	.70	1.45
Total from investment operations	.50	1.51	1.63	(.55)	.79	1.52
Distributions from net investment income	–	(.07)	(.10)	(.11)	(.12)	(.09)
Distributions from net realized gain	(.58)	(.65)	(.44)	(.48)	(.70)	(.66)
Total distributions	(.58)	(.72)	(.54)	(.59)	(.82)	(.75)
Net asset value, end of period	$14.63	$14.71	$13.92	$12.83	$13.97	$14.00
Total ReturnB,C,D	3.48%	10.97%	13.21%	(4.10)%	5.76%	11.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.70%G	1.59%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.70%G	1.59%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.70%G	1.59%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.10%G	.24%	.59%	.64%	.67%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$99,043	$96,199	$94,517	$87,691	$91,154	$87,867
Portfolio turnover rateE	24%G	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.04	$14.21	$13.06	$14.21	$14.22	$13.42
Income from Investment Operations
Net investment income (loss)A	.08	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	.51	1.51	1.59	(.65)	.71	1.48
Total from investment operations	.59	1.69	1.80	(.43)	.95	1.68
Distributions from net investment income	–	(.21)	(.21)	(.23)	(.25)	(.21)
Distributions from net realized gain	(.61)	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.61)	(.86)B	(.65)	(.72)C	(.96)	(.88)
Net asset value, end of period	$15.02	$15.04	$14.21	$13.06	$14.21	$14.22
Total ReturnD,E	4.00%	12.04%	14.38%	(3.16)%	6.85%	12.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.60%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.70%H	.60%	-%	-%	-%	-%
Expenses net of all reductions	.70%H	.60%	-%	-%	-%	-%
Net investment income (loss)	1.10%H	1.23%	1.59%	1.64%	1.67%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,092,141	$1,043,420	$871,845	$861,408	$919,561	$897,398
Portfolio turnover rateF	24%H	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.656 per share.

 C Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B	.10	.16
Net realized and unrealized gain (loss)	.51	.99
Total from investment operations	.61	1.15
Distributions from net investment income	–	(.23)
Distributions from net realized gain	(.63)	(.42)
Total distributions	(.63)	(.65)
Net asset value, end of period	$15.01	$15.03
Total ReturnC,D	4.12%	7.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.49%G,H
Expenses net of fee waivers, if any	.47%G	.49%G,H
Expenses net of all reductions	.47%G	.49%G,H
Net investment income (loss)	1.33%G	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$45,709	$26,854
Portfolio turnover rateE	24%G	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.7
Fidelity Series International Growth Fund	8.9
Fidelity Series International Value Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	8.3
Fidelity Series Stock Selector Large Cap Value Fund	7.4
Fidelity Series Value Discovery Fund	7.3
Fidelity Advisor Series Equity Growth Fund	6.7
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Advisor Series Growth Opportunities Fund	4.6
75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	29.3%
Bond Funds	10.2%
Short-Term Funds	2.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.03% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $1,744,009)	1,750,000	1,743,850
	Shares	Value

Domestic Equity Funds - 57.6%
Fidelity Advisor Series Equity Growth Fund (b)	10,706,056	$165,515,633
Fidelity Advisor Series Growth Opportunities Fund (b)	6,718,164	111,790,254
Fidelity Advisor Series Small Cap Fund (b)	6,166,917	77,518,140
Fidelity Series All-Sector Equity Fund (b)	5,514,649	75,054,369
Fidelity Series Commodity Strategy Fund (b)	10,051,953	50,259,766
Fidelity Series Large Cap Stock Fund (b)	18,107,156	288,446,994
Fidelity Series Large Cap Value Index Fund (b)	2,289,043	30,215,367
Fidelity Series Opportunistic Insights Fund (b)	7,807,140	154,971,727
Fidelity Series Small Cap Opportunities Fund (b)	6,791,356	99,765,021
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,780,802	182,182,202
Fidelity Series Value Discovery Fund (b)	13,070,393	178,933,681
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,091,451,772)		1,414,653,154

International Equity Funds - 29.3%
Fidelity Series Canada Fund (b)	1,951,495	21,095,657
Fidelity Series Emerging Markets Fund (b)	1,112,140	10,776,633
Fidelity Series Emerging Markets Opportunities Fund (b)	10,614,120	203,684,958
Fidelity Series International Growth Fund (b)	13,273,560	217,686,379
Fidelity Series International Small Cap Fund (b)	2,855,713	51,117,271
Fidelity Series International Value Fund (b)	20,560,234	216,293,659
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $566,136,596)		720,654,557

Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund (b)	1,574,046	15,000,663
Fidelity Series Floating Rate High Income Fund (b)	554,769	5,281,402
Fidelity Series High Income Fund (b)	3,394,619	32,622,292
Fidelity Series Inflation-Protected Bond Index Fund (b)	751,506	7,297,124
Fidelity Series International Credit Fund (b)	118,992	1,169,694
Fidelity Series Investment Grade Bond Fund (b)	3,618,784	39,408,552
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,864,244	138,961,374
Fidelity Series Real Estate Income Fund (b)	988,359	10,654,513
TOTAL BOND FUNDS
(Cost $257,712,928)		250,395,614

Short-Term Funds - 2.9%
Fidelity Cash Central Fund, 2.11% (c)	5,643,649	5,644,777
Fidelity Series Government Money Market Fund 2.12% (b)(d)	53,292,763	53,292,763
Fidelity Series Short-Term Credit Fund (b)	1,127,113	11,113,338
TOTAL SHORT-TERM FUNDS
(Cost $70,114,170)		70,050,878
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,987,159,475)		2,457,498,053
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,006,693)
NET ASSETS - 100%		$2,455,491,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	82	Dec. 2018	$11,967,900	$2,322	$2,322
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	199	Dec. 2018	10,444,515	200,745	200,744
					203,066
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	54	Dec. 2018	5,333,850	(10,417)	(10,417)
TOTAL FUTURES CONTRACTS					$192,649

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $792,058.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,904
Total	$19,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$150,443,525	$3,861,007	$10,272,360	$--	$725,919	$20,757,542	$165,515,633
Fidelity Advisor Series Equity Value Fund	173,506,004	10,161,919	8,970,095	5,777,955	19,833	(24,184,445)	--
Fidelity Advisor Series Growth & Income Fund	265,948,888	30,860,979	13,869,398	24,005,982	268,512	(40,994,581)	--
Fidelity Advisor Series Growth Opportunities Fund	98,717,003	2,543,351	14,771,726	--	2,716,369	22,585,257	111,790,254
Fidelity Advisor Series Opportunistic Insights Fund	139,796,668	14,890,529	7,734,189	11,306,712	438,538	(53,339,875)	--
Fidelity Advisor Series Small Cap Fund	75,222,187	1,894,112	3,906,447	--	66,899	4,241,389	77,518,140
Fidelity Advisor Series Stock Selector Large Cap Value Fund	175,247,506	18,975,974	8,963,167	14,685,040	(37,770)	(24,040,272)	--
Fidelity Series 100 Index Fund	74,585,869	--	79,175,006	--	32,848,621	(28,259,484)	--
Fidelity Series All-Sector Equity Fund	103,183,521	2,531,388	42,362,534	--	5,146,342	6,555,652	75,054,369
Fidelity Series Canada Fund	20,489,780	497,145	1,156,149	--	13,554	1,251,327	21,095,657
Fidelity Series Commodity Strategy Fund	49,722,217	8,606,020	3,922,703	3,009,105	(959,330)	(3,186,438)	50,259,766
Fidelity Series Emerging Markets Debt Fund	15,939,875	808,644	881,526	462,253	(22,353)	(843,977)	15,000,663
Fidelity Series Emerging Markets Fund	--	10,678,668	--	--	--	97,965	10,776,633
Fidelity Series Emerging Markets Opportunities Fund	214,011,029	33,080,187	16,730,487	--	1,048,553	(27,724,324)	203,684,958
Fidelity Series Floating Rate High Income Fund	5,296,327	286,557	306,892	141,506	(1,123)	6,533	5,281,402
Fidelity Series Government Money Market Fund 2.12%	39,244,766	33,602,186	19,554,189	385,990	--	--	53,292,763
Fidelity Series High Income Fund	33,209,545	1,709,379	2,567,866	955,104	(57,360)	328,594	32,622,292
Fidelity Series Inflation-Protected Bond Index Fund	18,823,072	1,476,389	13,105,678	26,737	(130,789)	234,130	7,297,124
Fidelity Series International Credit Fund	1,167,052	14,383	--	14,383	--	(11,741)	1,169,694
Fidelity Series International Growth Fund	205,931,630	18,848,924	10,259,122	--	312,096	2,852,851	217,686,379
Fidelity Series International Small Cap Fund	51,382,631	4,503,034	2,769,846	--	3,585	(2,002,133)	51,117,271
Fidelity Series International Value Fund	208,848,910	18,073,163	10,032,333	--	(159,512)	(436,569)	216,293,659
Fidelity Series Investment Grade Bond Fund	67,616,932	9,982,081	37,487,403	895,466	(986,222)	283,164	39,408,552
Fidelity Series Large Cap Stock Fund	--	28,237	285,618	--	(3,690)	46,493,665	288,446,994
Fidelity Series Large Cap Value Index Fund	28,939,369	774,107	1,526,679	--	17,205	2,011,365	30,215,367
Fidelity Series Long-Term Treasury Bond Index Fund	53,989,913	94,205,016	4,480,424	1,396,070	(113,260)	(4,639,871)	138,961,374
Fidelity Series Opportunistic Insights Fund	--	16,884	152,994	--	(6,832)	61,062,998	154,971,727
Fidelity Series Real Estate Equity Fund	18,057,338	--	18,571,957	--	1,255,944	(741,325)	--
Fidelity Series Real Estate Income Fund	10,443,233	723,551	577,019	450,780	2,846	61,902	10,654,513
Fidelity Series Short-Term Credit Fund	6,886,600	4,737,927	511,490	78,873	(2,364)	2,665	11,113,338
Fidelity Series Small Cap Opportunities Fund	91,742,421	10,043,438	4,824,085	7,709,229	282,768	2,520,479	99,765,021
Fidelity Series Stock Selector Large Cap Value Fund	--	153,922	236,475	--	(8,370)	21,090,854	182,182,202
Fidelity Series Value Discovery Fund	--	18,407	183,630	--	(3,898)	28,569,586	178,933,681
	$2,398,393,811	$338,587,508	$340,149,487	$71,301,185	$42,674,711	$10,602,883	$2,450,109,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,743,850	$--	$1,743,850	$--
Domestic Equity Funds	1,414,653,154	1,414,653,154	--	--
International Equity Funds	720,654,557	720,654,557	--	--
Bond Funds	250,395,614	250,395,614	--	--
Short-Term Funds	70,050,878	70,050,878	--	--
Total Investments in Securities:	$2,457,498,053	$2,455,754,203	$1,743,850	$--
Derivative Instruments:
Assets
Futures Contracts	$203,066	$203,066	$--	$--
Total Assets	$203,066	$203,066	$--	$--
Liabilities
Futures Contracts	$(10,417)	$(10,417)	$--	$--
Total Liabilities	$(10,417)	$(10,417)	$--	$--
Total Derivative Instruments:	$192,649	$192,649	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$203,066	$(10,417)
Total Equity Risk	203,066	(10,417)
Total Value of Derivatives	$203,066	$(10,417)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,744,009)	$1,743,850
Fidelity Central Funds (cost $5,644,777)	5,644,777
Other affiliated issuers (cost $1,979,770,689)	2,450,109,426
Total Investment in Securities (cost $1,987,159,475)		$2,457,498,053
Receivable for investments sold		29,704,586
Receivable for fund shares sold		3,420,673
Distributions receivable from Fidelity Central Funds		8,646
Other receivables		3,750
Total assets		2,490,635,708
Liabilities
Payable for investments purchased	$29,259,638
Payable for fund shares redeemed	3,840,438
Accrued management fee	1,494,810
Distribution and service plan fees payable	434,578
Payable for daily variation margin on futures contracts	114,884
Total liabilities		35,144,348
Net Assets		$2,455,491,360
Net Assets consist of:
Paid in capital		$1,889,139,455
Undistributed net investment income		6,850,855
Accumulated undistributed net realized gain (loss) on investments		88,969,823
Net unrealized appreciation (depreciation) on investments		470,531,227
Net Assets		$2,455,491,360
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,075,820,898 ÷ 73,194,057 shares)		$14.70
Maximum offering price per share (100/94.25 of $14.70)		$15.60
Class M:
Net Asset Value and redemption price per share ($376,028,609 ÷ 25,845,641 shares)		$14.55
Maximum offering price per share (100/96.50 of $14.55)		$15.08
Class C:
Net Asset Value and offering price per share ($67,668,725 ÷ 4,744,306 shares)(a)		$14.26
Class I:
Net Asset Value, offering price and redemption price per share ($904,297,090 ÷ 61,012,992 shares)		$14.82
Class Z6:
Net Asset Value, offering price and redemption price per share ($31,676,038 ÷ 2,135,765 shares)		$14.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,282,508
Interest		9,244
Income from Fidelity Central Funds		19,904
Total income		19,311,656
Expenses
Management fee	$8,968,328
Distribution and service plan fees	2,608,877
Independent trustees' fees and expenses	5,915
Total expenses before reductions	11,583,120
Expense reductions	(5)
Total expenses after reductions		11,583,115
Net investment income (loss)		7,728,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(15)
Other affiliated issuers	42,674,711
Futures contracts	(1,049,722)
Capital gain distributions from underlying funds:
Affiliated issuers	52,018,677
Total net realized gain (loss)		93,643,651
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(159)
Affiliated issuers	10,602,883
Futures contracts	192,649
Total change in net unrealized appreciation (depreciation)		10,795,373
Net gain (loss)		104,439,024
Net increase (decrease) in net assets resulting from operations		$112,167,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,728,541	$19,282,132
Net realized gain (loss)	93,643,651	167,323,622
Change in net unrealized appreciation (depreciation)	10,795,373	99,438,855
Net increase (decrease) in net assets resulting from operations	112,167,565	286,044,609
Distributions to shareholders from net investment income	–	(22,868,765)
Distributions to shareholders from net realized gain	(102,902,472)	(96,748,987)
Total distributions	(102,902,472)	(119,617,752)
Share transactions - net increase (decrease)	49,777,837	25,065,653
Total increase (decrease) in net assets	59,042,930	191,492,510
Net Assets
Beginning of period	2,396,448,430	2,204,955,920
End of period	$2,455,491,360	$2,396,448,430
Other Information
Undistributed net investment income end of period	$6,850,855	$–
Distributions in excess of net investment income end of period	$–	$(877,686)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$13.61	$12.37	$13.51	$13.54	$12.74
Income from Investment Operations
Net investment income (loss)A	.04	.12	.16	.16	.19	.15
Net realized and unrealized gain (loss)	.64	1.67	1.68	(.66)	.71	1.59
Total from investment operations	.68	1.79	1.84	(.50)	.90	1.74
Distributions from net investment income	–	(.14)	(.16)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.63)	(.61)	(.44)	(.47)	(.73)	(.79)
Total distributions	(.63)	(.75)	(.60)	(.64)	(.93)B	(.94)
Net asset value, end of period	$14.70	$14.65	$13.61	$12.37	$13.51	$13.54
Total ReturnC,D,E	4.72%	13.26%	15.51%	(3.92)%	6.81%	14.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.99%H	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.99%H	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%H	.80%	1.22%	1.28%	1.36%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,075,821	$1,082,982	$1,117,175	$1,094,459	$1,313,452	$1,348,500
Portfolio turnover rateG	28%H	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.53	$13.51	$12.29	$13.42	$13.46	$12.68
Income from Investment Operations
Net investment income (loss)A	.02	.08	.12	.13	.15	.11
Net realized and unrealized gain (loss)	.63	1.66	1.68	(.65)	.71	1.58
Total from investment operations	.65	1.74	1.80	(.52)	.86	1.69
Distributions from net investment income	–	(.12)	(.14)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.63)	(.60)	(.44)	(.46)	(.73)	(.79)
Total distributions	(.63)	(.72)	(.58)	(.61)B	(.90)C	(.91)
Net asset value, end of period	$14.55	$14.53	$13.51	$12.29	$13.42	$13.46
Total ReturnD,E,F	4.55%	12.98%	15.24%	(4.08)%	6.52%	13.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.24%I	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.24%I	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.24%I	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.34%I	.55%	.97%	1.03%	1.11%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$376,029	$364,455	$336,939	$299,952	$303,711	$276,113
Portfolio turnover rateH	28%I	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.29	$13.32	$12.14	$13.27	$13.32	$12.56
Income from Investment Operations
Net investment income (loss)A	(.01)	.01	.06	.07	.08	.05
Net realized and unrealized gain (loss)	.61	1.62	1.65	(.65)	.70	1.56
Total from investment operations	.60	1.63	1.71	(.58)	.78	1.61
Distributions from net investment income	–	(.07)	(.09)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.63)	(.60)	(.44)	(.45)	(.72)	(.78)
Total distributions	(.63)	(.66)B	(.53)	(.55)	(.83)	(.85)
Net asset value, end of period	$14.26	$14.29	$13.32	$12.14	$13.27	$13.32
Total ReturnC,D,E	4.27%	12.40%	14.69%	(4.58)%	6.01%	13.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.74%H	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.16)%H	.05%	.47%	.53%	.61%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$67,669	$65,519	$61,581	$54,813	$56,318	$51,931
Portfolio turnover rateG	28%H	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.598 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$13.71	$12.45	$13.59	$13.61	$12.80
Income from Investment Operations
Net investment income (loss)A	.06	.15	.19	.20	.22	.18
Net realized and unrealized gain (loss)	.64	1.68	1.70	(.67)	.72	1.60
Total from investment operations	.70	1.83	1.89	(.47)	.94	1.78
Distributions from net investment income	–	(.17)	(.19)	(.20)	(.23)	(.18)
Distributions from net realized gain	(.63)	(.62)	(.44)	(.47)	(.73)	(.79)
Total distributions	(.63)	(.79)	(.63)	(.67)	(.96)	(.97)
Net asset value, end of period	$14.82	$14.75	$13.71	$12.45	$13.59	$13.61
Total ReturnB,C	4.83%	13.50%	15.79%	(3.63)%	7.11%	14.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%F	.64%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.74%F	.64%	-%	-%	-%	-%
Expenses net of all reductions	.74%F	.64%	-%	-%	-%	-%
Net investment income (loss)	.84%F	1.04%	1.47%	1.53%	1.61%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$904,297	$867,707	$689,261	$684,976	$710,667	$695,092
Portfolio turnover rateE	28%F	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B	.08	.12
Net realized and unrealized gain (loss)	.63	1.15
Total from investment operations	.71	1.27
Distributions from net investment income	–	(.22)
Distributions from net realized gain	(.63)	(.38)
Total distributions	(.63)	(.59)C
Net asset value, end of period	$14.83	$14.75
Total ReturnD,E	4.90%	9.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.51%H,I
Expenses net of fee waivers, if any	.49%H	.51%H,I
Expenses net of all reductions	.49%H	.51%H,I
Net investment income (loss)	1.09%H	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$31,676	$15,784
Portfolio turnover rateG	28%H	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.378 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.3
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.1
Fidelity Series Opportunistic Insights Fund	6.6
Fidelity Advisor Series Growth Opportunities Fund	4.7
Fidelity Series Small Cap Opportunities Fund	4.2
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $1,425,202)	1,430,000	1,425,094
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	10,255,360	$158,547,859
Fidelity Advisor Series Growth Opportunities Fund (b)	6,417,737	106,791,139
Fidelity Advisor Series Small Cap Fund (b)	5,778,599	72,636,990
Fidelity Series All-Sector Equity Fund (b)	5,810,391	79,079,422
Fidelity Series Commodity Strategy Fund (b)	9,441,930	47,209,648
Fidelity Series Large Cap Stock Fund (b)	17,296,748	275,537,193
Fidelity Series Large Cap Value Index Fund (b)	2,156,107	28,460,607
Fidelity Series Opportunistic Insights Fund (b)	7,424,358	147,373,500
Fidelity Series Small Cap Opportunities Fund (b)	6,370,737	93,586,120
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,326,200	176,172,364
Fidelity Series Value Discovery Fund (b)	12,674,091	173,508,307
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,056,601,209)		1,358,903,149

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	1,863,449	20,143,879
Fidelity Series Emerging Markets Fund (b)	1,428,867	13,845,725
Fidelity Series Emerging Markets Opportunities Fund (b)	10,068,549	193,215,450
Fidelity Series International Growth Fund (b)	12,694,933	208,196,902
Fidelity Series International Small Cap Fund (b)	2,737,719	49,005,173
Fidelity Series International Value Fund (b)	19,664,231	206,867,714
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $544,755,307)		691,274,843

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	1,450,466	13,822,938
Fidelity Series Floating Rate High Income Fund (b)	505,287	4,810,336
Fidelity Series High Income Fund (b)	3,045,509	29,267,344
Fidelity Series Inflation-Protected Bond Index Fund (b)	697,996	6,777,538
Fidelity Series International Credit Fund (b)	108,372	1,065,296
Fidelity Series Investment Grade Bond Fund (b)	916,047	9,975,750
Fidelity Series Long-Term Treasury Bond Index Fund (b)	9,483,964	78,147,860
Fidelity Series Real Estate Income Fund (b)	901,559	9,718,804
TOTAL BOND FUNDS
(Cost $158,083,976)		153,585,866

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	5,084,769	5,085,786
Fidelity Series Government Money Market Fund 2.12% (b)(d)	31,273,503	31,273,503
Fidelity Series Short-Term Credit Fund (b)	686,097	6,764,917
TOTAL SHORT-TERM FUNDS
(Cost $43,182,727)		43,124,206
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,804,048,421)		2,248,313,158
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,868,108)
NET ASSETS - 100%		$2,246,445,050

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	Dec. 2018	$12,843,600	$2,491	$2,491
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	108	Dec. 2018	5,668,380	114,414	114,414
					116,905
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	52	Dec. 2018	5,136,300	(11,896)	(11,896)
TOTAL FUTURES CONTRACTS					$105,009

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $577,002.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,272
Total	$13,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$140,682,362	$4,356,454	$6,697,608	$ -	$295,809	$19,910,842	$158,547,859
Fidelity Advisor Series Equity Value Fund	162,239,363	14,846,287	7,538,784	5,595,859	(57,730)	(23,785,932)	-
Fidelity Advisor Series Growth & Income Fund	248,668,633	33,284,770	11,706,553	22,620,219	188,101	(38,338,164)	-
Fidelity Advisor Series Growth Opportunities Fund	92,316,051	2,429,246	11,738,103	-	1,746,136	22,037,809	106,791,139
Fidelity Advisor Series Opportunistic Insights Fund	130,719,494	15,285,834	6,147,582	10,739,473	234,454	(50,881,217)	-
Fidelity Advisor Series Small Cap Fund	70,269,615	1,804,278	3,455,371	-	41,440	3,977,028	72,636,990
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,792,386	23,058,659	7,605,464	14,178,371	(65,106)	(23,665,293)	-
Fidelity Series 100 Index Fund	69,719,202	-	75,057,597	-	30,843,158	(25,504,763)	-
Fidelity Series All-Sector Equity Fund	96,485,101	2,422,458	30,804,417	-	2,529,546	8,446,734	79,079,422
Fidelity Series Canada Fund	19,115,913	755,952	911,015	-	6,578	1,176,451	20,143,879
Fidelity Series Commodity Strategy Fund	45,218,312	7,964,420	2,129,699	2,823,231	(186,366)	(3,657,019)	47,209,648
Fidelity Series Emerging Markets Debt Fund	14,499,809	743,482	627,621	423,785	(20,626)	(772,106)	13,822,938
Fidelity Series Emerging Markets Fund	-	13,861,376	-	-	-	(15,651)	13,845,725
Fidelity Series Emerging Markets Opportunities Fund	198,131,267	39,862,316	19,702,113	-	452,540	(25,528,560)	193,215,450
Fidelity Series Floating Rate High Income Fund	4,805,312	261,478	261,447	128,329	(791)	5,784	4,810,336
Fidelity Series Government Money Market Fund 2.12%	35,343,924	28,913,154	32,983,575	284,356	-	-	31,273,503
Fidelity Series High Income Fund	30,392,696	1,553,520	2,922,355	860,993	(82,215)	325,698	29,267,344
Fidelity Series Inflation-Protected Bond Index Fund	17,270,143	2,322,726	12,895,773	25,607	(133,235)	213,677	6,777,538
Fidelity Series International Credit Fund	1,062,890	13,099	-	13,099	-	(10,693)	1,065,296
Fidelity Series International Growth Fund	192,586,304	21,667,959	9,082,300	-	115,189	2,909,750	208,196,902
Fidelity Series International Small Cap Fund	48,053,368	5,099,574	2,269,882	-	(1,384)	(1,876,503)	49,005,173
Fidelity Series International Value Fund	194,847,297	21,438,373	8,969,172	-	(86,198)	(362,586)	206,867,714
Fidelity Series Investment Grade Bond Fund	10,253,916	938,885	1,098,114	141,265	(14,125)	(104,812)	9,975,750
Fidelity Series Large Cap Stock Fund	-	194,788	185,220	-	(221)	43,431,059	275,537,193
Fidelity Series Large Cap Value Index Fund	27,203,330	706,505	1,354,271	-	2,944	1,902,099	28,460,607
Fidelity Series Long-Term Treasury Bond Index Fund	48,736,296	50,742,939	18,752,565	990,434	(572,638)	(2,006,172)	78,147,860
Fidelity Series Opportunistic Insights Fund	-	107,165	99,177	-	(2,279)	58,156,808	147,373,500
Fidelity Series Real Estate Equity Fund	16,888,409	140,814	17,708,456	89,155	1,454,060	(774,827)	-
Fidelity Series Real Estate Income Fund	9,492,141	660,157	491,615	409,722	(2,482)	60,603	9,718,804
Fidelity Series Short-Term Credit Fund	6,224,937	906,283	366,460	70,991	(1,183)	1,340	6,764,917
Fidelity Series Small Cap Opportunities Fund	85,799,818	9,450,271	4,263,385	7,222,923	194,810	2,404,606	93,586,120
Fidelity Series Stock Selector Large Cap Value Fund	-	268,916	128,166	-	(5,293)	20,521,725	176,172,364
Fidelity Series Value Discovery Fund	-	125,518	118,954	-	(1,491)	27,800,030	173,508,307
	$2,180,818,289	$306,187,656	$298,072,814	$66,617,812	$36,871,402	$15,997,745	$2,241,802,278

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,425,094	$--	$1,425,094	$--
Domestic Equity Funds	1,358,903,149	1,358,903,149	--	--
International Equity Funds	691,274,843	691,274,843	--	--
Bond Funds	153,585,866	153,585,866	--	--
Short-Term Funds	43,124,206	43,124,206	--	--
Total Investments in Securities:	$2,248,313,158	$2,246,888,064	$1,425,094	$--
Derivative Instruments:
Assets
Futures Contracts	$116,905	$116,905	$--	$--
Total Assets	$116,905	$116,905	$--	$--
Liabilities
Futures Contracts	$(11,896)	$(11,896)	$--	$--
Total Liabilities	$(11,896)	$(11,896)	$--	$--
Total Derivative Instruments:	$105,009	$105,009	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$116,905	$(11,896)
Total Equity Risk	116,905	(11,896)
Total Value of Derivatives	$116,905	$(11,896)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,425,202)	$1,425,094
Fidelity Central Funds (cost $5,085,786)	5,085,786
Other affiliated issuers (cost $1,797,537,433)	2,241,802,278
Total Investment in Securities (cost $1,804,048,421)		$2,248,313,158
Cash		153
Receivable for investments sold		25,835,086
Receivable for fund shares sold		2,367,688
Distributions receivable from Fidelity Central Funds		7,655
Total assets		2,276,523,740
Liabilities
Payable for investments purchased	$26,202,171
Payable for fund shares redeemed	1,993,369
Accrued management fee	1,381,737
Distribution and service plan fees payable	414,846
Payable for daily variation margin on futures contracts	86,567
Total liabilities		30,078,690
Net Assets		$2,246,445,050
Net Assets consist of:
Paid in capital		$1,716,426,747
Undistributed net investment income		4,700,386
Accumulated undistributed net realized gain (loss) on investments		80,948,171
Net unrealized appreciation (depreciation) on investments		444,369,746
Net Assets		$2,246,445,050
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($942,738,091 ÷ 59,758,448 shares)		$15.78
Maximum offering price per share (100/94.25 of $15.78)		$16.74
Class M:
Net Asset Value and redemption price per share ($357,953,503 ÷ 22,820,756 shares)		$15.69
Maximum offering price per share (100/96.50 of $15.69)		$16.26
Class C:
Net Asset Value and offering price per share ($85,766,642 ÷ 5,591,783 shares)(a)		$15.34
Class I:
Net Asset Value, offering price and redemption price per share ($829,235,065 ÷ 52,176,043 shares)		$15.89
Class Z6:
Net Asset Value, offering price and redemption price per share ($30,751,749 ÷ 1,934,716 shares)		$15.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,201,976
Interest		9,470
Income from Fidelity Central Funds		13,272
Total income		17,224,718
Expenses
Management fee	$8,259,097
Distribution and service plan fees	2,483,934
Independent trustees' fees and expenses	5,379
Total expenses before reductions	10,748,410
Expense reductions	(1)
Total expenses after reductions		10,748,409
Net investment income (loss)		6,476,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(4)
Other affiliated issuers	36,871,402
Futures contracts	(875,983)
Capital gain distributions from underlying funds:
Affiliated issuers	49,415,836
Total net realized gain (loss)		85,411,251
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(108)
Affiliated issuers	15,997,745
Futures contracts	105,009
Total change in net unrealized appreciation (depreciation)		16,102,646
Net gain (loss)		101,513,897
Net increase (decrease) in net assets resulting from operations		$107,990,206

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,476,309	$16,946,945
Net realized gain (loss)	85,411,251	154,265,342
Change in net unrealized appreciation (depreciation)	16,102,646	91,725,502
Net increase (decrease) in net assets resulting from operations	107,990,206	262,937,789
Distributions to shareholders from net investment income	–	(20,779,436)
Distributions to shareholders from net realized gain	(93,540,540)	(90,229,747)
Total distributions	(93,540,540)	(111,009,183)
Share transactions - net increase (decrease)	52,968,089	7,294,311
Total increase (decrease) in net assets	67,417,755	159,222,917
Net Assets
Beginning of period	2,179,027,295	2,019,804,378
End of period	$2,246,445,050	$2,179,027,295
Other Information
Undistributed net investment income end of period	$4,700,386	$–
Distributions in excess of net investment income end of period	$–	$(1,775,923)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$14.57	$13.25	$14.49	$14.51	$13.61
Income from Investment Operations
Net investment income (loss)A	.04	.12	.17	.17	.20	.15
Net realized and unrealized gain (loss)	.72	1.81	1.80	(.69)	.76	1.74
Total from investment operations	.76	1.93	1.97	(.52)	.96	1.89
Distributions from net investment income	–	(.15)	(.17)	(.18)	(.21)	(.16)
Distributions from net realized gain	(.67)	(.66)	(.48)	(.54)	(.77)	(.83)
Total distributions	(.67)	(.81)	(.65)	(.72)	(.98)	(.99)
Net asset value, end of period	$15.78	$15.69	$14.57	$13.25	$14.49	$14.51
Total ReturnB,C,D	4.97%	13.42%	15.53%	(3.82)%	6.76%	14.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%G	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	1.00%G	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.55%G	.78%	1.22%	1.27%	1.35%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$942,738	$948,970	$965,401	$950,816	$1,154,277	$1,195,641
Portfolio turnover rateE	27%G	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.62	$14.52	$13.21	$14.45	$14.47	$13.58
Income from Investment Operations
Net investment income (loss)A	.02	.08	.13	.14	.16	.12
Net realized and unrealized gain (loss)	.72	1.80	1.81	(.70)	.76	1.73
Total from investment operations	.74	1.88	1.94	(.56)	.92	1.85
Distributions from net investment income	–	(.12)	(.15)	(.15)	(.17)	(.13)
Distributions from net realized gain	(.67)	(.66)	(.48)	(.53)	(.77)	(.83)
Total distributions	(.67)	(.78)	(.63)	(.68)	(.94)	(.96)
Net asset value, end of period	$15.69	$15.62	$14.52	$13.21	$14.45	$14.47
Total ReturnB,C,D	4.86%	13.11%	15.26%	(4.07)%	6.51%	14.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%G	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%G	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.25%G	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.30%G	.53%	.97%	1.02%	1.10%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$357,954	$343,164	$324,990	$310,107	$333,069	$341,608
Portfolio turnover rateE	27%G	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$14.28	$13.02	$14.27	$14.30	$13.43
Income from Investment Operations
Net investment income (loss)A	(.01)	–B	.06	.07	.09	.05
Net realized and unrealized gain (loss)	.70	1.77	1.78	(.70)	.75	1.71
Total from investment operations	.69	1.77	1.84	(.63)	.84	1.76
Distributions from net investment income	–	(.07)	(.10)	(.10)	(.12)	(.07)
Distributions from net realized gain	(.67)	(.66)	(.48)	(.52)	(.75)	(.82)
Total distributions	(.67)	(.73)	(.58)	(.62)	(.87)	(.89)
Net asset value, end of period	$15.34	$15.32	$14.28	$13.02	$14.27	$14.30
Total ReturnC,D,E	4.62%	12.52%	14.70%	(4.63)%	6.01%	13.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.20)%H	.03%	.48%	.52%	.60%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$85,767	$84,365	$79,480	$73,036	$77,130	$72,247
Portfolio turnover rateF	27%H	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$14.65	$13.32	$14.57	$14.59	$13.67
Income from Investment Operations
Net investment income (loss)A	.06	.16	.20	.21	.23	.19
Net realized and unrealized gain (loss)	.72	1.83	1.82	(.71)	.76	1.75
Total from investment operations	.78	1.99	2.02	(.50)	.99	1.94
Distributions from net investment income	–	(.19)	(.20)	(.22)	(.24)	(.19)
Distributions from net realized gain	(.67)	(.67)	(.49)	(.54)	(.77)	(.83)
Total distributions	(.67)	(.86)	(.69)	(.75)B	(1.01)	(1.02)
Net asset value, end of period	$15.89	$15.78	$14.65	$13.32	$14.57	$14.59
Total ReturnC,D	5.07%	13.74%	15.82%	(3.62)%	6.99%	14.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.63%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.63%	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.63%	-%	-%	-%	-%
Net investment income (loss)	.80%G	1.02%	1.47%	1.52%	1.60%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$829,235	$790,667	$649,934	$629,599	$688,278	$664,689
Portfolio turnover rateE	27%G	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B	.08	.18
Net realized and unrealized gain (loss)	.72	1.20
Total from investment operations	.80	1.38
Distributions from net investment income	–	(.23)
Distributions from net realized gain	(.67)	(.42)
Total distributions	(.67)	(.66)C
Net asset value, end of period	$15.89	$15.76
Total ReturnD,E	5.21%	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.51%H,I
Expenses net of fee waivers, if any	.49%H	.51%H,I
Expenses net of all reductions	.49%H	.51%H,I
Net investment income (loss)	1.05%H	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,752	$11,861
Portfolio turnover rateF	27%H	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.421 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.3
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.1
Fidelity Series Opportunistic Insights Fund	6.6
Fidelity Advisor Series Growth Opportunities Fund	4.7
Fidelity Series Small Cap Opportunities Fund	4.2
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $906,938)	910,000	906,870
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	6,508,750	$100,625,282
Fidelity Advisor Series Growth Opportunities Fund (b)	4,074,026	67,791,796
Fidelity Advisor Series Small Cap Fund (b)	3,671,361	46,149,002
Fidelity Series All-Sector Equity Fund (b)	3,691,793	50,245,301
Fidelity Series Commodity Strategy Fund (b)	6,003,511	30,017,553
Fidelity Series Large Cap Stock Fund (b)	10,978,430	174,886,391
Fidelity Series Large Cap Value Index Fund (b)	1,368,359	18,062,344
Fidelity Series Opportunistic Insights Fund (b)	4,711,968	93,532,569
Fidelity Series Small Cap Opportunities Fund (b)	4,045,428	59,427,335
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,458,016	111,814,966
Fidelity Series Value Discovery Fund (b)	8,044,132	110,124,168
TOTAL DOMESTIC EQUITY FUNDS
(Cost $687,201,053)		862,676,707

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	1,182,901	12,787,161
Fidelity Series Emerging Markets Fund (b)	912,624	8,843,324
Fidelity Series Emerging Markets Opportunities Fund (b)	6,391,479	122,652,479
Fidelity Series International Growth Fund (b)	8,059,877	132,181,990
Fidelity Series International Small Cap Fund (b)	1,738,915	31,126,585
Fidelity Series International Value Fund (b)	12,484,627	131,338,271
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $357,217,826)		438,929,810

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	907,496	8,648,436
Fidelity Series Floating Rate High Income Fund (b)	323,474	3,079,471
Fidelity Series High Income Fund (b)	1,923,544	18,485,263
Fidelity Series Inflation-Protected Bond Index Fund (b)	443,117	4,302,663
Fidelity Series International Credit Fund (b)	65,291	641,811
Fidelity Series Investment Grade Bond Fund (b)	581,526	6,332,823
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,019,876	49,603,774
Fidelity Series Real Estate Income Fund (b)	569,895	6,143,467
TOTAL BOND FUNDS
(Cost $99,788,212)		97,237,708

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	3,274,206	3,274,861
Fidelity Series Government Money Market Fund 2.12% (b)(d)	19,881,121	19,881,121
Fidelity Series Short-Term Credit Fund (b)	438,291	4,321,544
TOTAL SHORT-TERM FUNDS
(Cost $27,514,339)		27,477,526
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,172,628,368)		1,427,228,621
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,154,239)
NET ASSETS - 100%		$1,426,074,382

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Dec. 2018	$8,173,200	$1,585	$1,585
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	68	Dec. 2018	3,568,980	72,066	72,067
					73,652
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	33	Dec. 2018	3,259,575	(8,296)	(8,296)
TOTAL FUTURES CONTRACTS					$65,356

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $363,743.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,471
Total	$8,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,585,095	$4,097,740	$3,771,237	$--	$71,867	$12,641,817	$100,625,282
Fidelity Advisor Series Equity Value Fund	101,062,304	10,772,182	4,243,501	3,549,420	(13,968)	(11,254,877)	--
Fidelity Advisor Series Growth & Income Fund	154,913,386	23,199,677	6,588,966	14,317,406	71,885	(21,854,702)	--
Fidelity Advisor Series Growth Opportunities Fund	57,467,634	2,409,665	7,046,137	--	944,697	14,015,937	67,791,796
Fidelity Advisor Series Opportunistic Insights Fund	81,384,078	10,890,542	3,463,613	6,811,697	50,151	(27,571,504)	--
Fidelity Advisor Series Small Cap Fund	43,759,112	1,790,518	1,925,176	--	24,337	2,500,211	46,149,002
Fidelity Advisor Series Stock Selector Large Cap Value Fund	102,033,097	15,983,029	4,260,772	8,994,303	(37,896)	(11,088,764)	--
Fidelity Series 100 Index Fund	43,308,860	--	46,620,020	--	20,937,928	(17,626,768)	--
Fidelity Series All-Sector Equity Fund	60,085,583	2,386,488	19,142,545	--	1,370,501	5,545,274	50,245,301
Fidelity Series Canada Fund	11,904,189	652,968	511,312	--	6,028	735,288	12,787,161
Fidelity Series Commodity Strategy Fund	28,249,093	5,387,177	1,184,249	1,794,332	(14,615)	(2,419,853)	30,017,553
Fidelity Series Emerging Markets Debt Fund	8,907,300	580,337	349,548	262,993	(12,035)	(477,618)	8,648,436
Fidelity Series Emerging Markets Fund	--	8,853,279	--	--	--	(9,955)	8,843,324
Fidelity Series Emerging Markets Opportunities Fund	123,530,365	26,811,607	11,946,239	--	668	(15,743,922)	122,652,479
Fidelity Series Floating Rate High Income Fund	3,008,295	213,514	145,615	81,347	(156)	3,433	3,079,471
Fidelity Series Government Money Market Fund 2.12%	21,893,886	18,776,169	20,788,934	178,623	--	--	19,881,121
Fidelity Series High Income Fund	18,707,935	1,225,224	1,600,870	537,818	(28,498)	181,472	18,485,263
Fidelity Series Inflation-Protected Bond Index Fund	10,812,378	1,525,400	8,084,321	16,213	(97,547)	146,753	4,302,663
Fidelity Series International Credit Fund	640,362	7,891	--	7,892	--	(6,442)	641,811
Fidelity Series International Growth Fund	119,909,466	15,483,652	5,119,452	--	10,204	1,898,120	132,181,990
Fidelity Series International Small Cap Fund	29,918,661	3,690,753	1,302,876	--	(10,086)	(1,169,867)	31,126,585
Fidelity Series International Value Fund	121,339,335	15,374,305	5,107,705	--	(112,290)	(155,374)	131,338,271
Fidelity Series Investment Grade Bond Fund	6,440,580	655,670	688,904	89,174	(9,532)	(64,991)	6,332,823
Fidelity Series Large Cap Stock Fund	--	205,681	100,843	--	(496)	25,040,769	174,886,391
Fidelity Series Large Cap Value Index Fund	16,906,145	711,093	754,528	--	892	1,198,742	18,062,344
Fidelity Series Long-Term Treasury Bond Index Fund	30,339,836	32,511,347	11,615,972	624,178	(356,464)	(1,274,973)	49,603,774
Fidelity Series Opportunistic Insights Fund	--	110,891	54,001	--	(3,741)	32,189,766	93,532,569
Fidelity Series Real Estate Equity Fund	10,477,062	88,288	10,987,257	55,604	580,263	(158,356)	--
Fidelity Series Real Estate Income Fund	5,876,043	506,044	273,754	257,563	(2,041)	37,175	6,143,467
Fidelity Series Short-Term Credit Fund	3,944,220	580,861	203,667	45,618	(483)	613	4,321,544
Fidelity Series Small Cap Opportunities Fund	53,422,944	6,792,908	2,375,810	4,584,423	59,971	1,527,322	59,427,335
Fidelity Series Stock Selector Large Cap Value Fund	--	232,057	91,242	--	(4,923)	9,050,380	111,814,966
Fidelity Series Value Discovery Fund	--	132,205	64,765	--	(1,149)	13,735,737	110,124,168
	$1,357,827,244	$212,639,162	$180,413,831	$42,208,604	$23,423,472	$9,570,843	$1,423,046,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$906,870	$--	$906,870	$--
Domestic Equity Funds	862,676,707	862,676,707	--	--
International Equity Funds	438,929,810	438,929,810	--	--
Bond Funds	97,237,708	97,237,708	--	--
Short-Term Funds	27,477,526	27,477,526	--	--
Total Investments in Securities:	$1,427,228,621	$1,426,321,751	$906,870	$--
Derivative Instruments:
Assets
Futures Contracts	$73,652	$73,652	$--	$--
Total Assets	$73,652	$73,652	$--	$--
Liabilities
Futures Contracts	$(8,296)	$(8,296)	$--	$--
Total Liabilities	$(8,296)	$(8,296)	$--	$--
Total Derivative Instruments:	$65,356	$65,356	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$73,652	$(8,296)
Total Equity Risk	73,652	(8,296)
Total Value of Derivatives	$73,652	$(8,296)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $906,938)	$906,870
Fidelity Central Funds (cost $3,274,861)	3,274,861
Other affiliated issuers (cost $1,168,446,569)	1,423,046,890
Total Investment in Securities (cost $1,172,628,368)		$1,427,228,621
Cash		988
Receivable for investments sold		16,611,346
Receivable for fund shares sold		2,035,006
Distributions receivable from Fidelity Central Funds		4,930
Total assets		1,445,880,891
Liabilities
Payable for investments purchased	$16,906,646
Payable for fund shares redeemed	1,735,551
Accrued management fee	875,939
Distribution and service plan fees payable	234,732
Payable for daily variation margin on futures contracts	53,641
Total liabilities		19,806,509
Net Assets		$1,426,074,382
Net Assets consist of:
Paid in capital		$1,117,738,127
Undistributed net investment income		3,529,113
Accumulated undistributed net realized gain (loss) on investments		50,141,533
Net unrealized appreciation (depreciation) on investments		254,665,609
Net Assets		$1,426,074,382
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($570,258,333 ÷ 46,347,081 shares)		$12.30
Maximum offering price per share (100/94.25 of $12.30)		$13.05
Class M:
Net Asset Value and redemption price per share ($217,117,388 ÷ 17,808,017 shares)		$12.19
Maximum offering price per share (100/96.50 of $12.19)		$12.63
Class C:
Net Asset Value and offering price per share ($32,196,061 ÷ 2,680,361 shares)(a)		$12.01
Class I:
Net Asset Value, offering price and redemption price per share ($584,234,593 ÷ 47,123,864 shares)		$12.40
Class Z6:
Net Asset Value, offering price and redemption price per share ($22,268,007 ÷ 1,794,914 shares)		$12.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,874,315
Interest		6,025
Income from Fidelity Central Funds		8,471
Total income		10,888,811
Expenses
Management fee	$5,195,656
Distribution and service plan fees	1,399,519
Independent trustees' fees and expenses	3,366
Total expenses		6,598,541
Net investment income (loss)		4,290,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1
Other affiliated issuers	23,423,472
Futures contracts	(547,794)
Capital gain distributions from underlying funds:
Affiliated issuers	31,334,289
Total net realized gain (loss)		54,209,968
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(68)
Affiliated issuers	9,570,843
Futures contracts	65,356
Total change in net unrealized appreciation (depreciation)		9,636,131
Net gain (loss)		63,846,099
Net increase (decrease) in net assets resulting from operations		$68,136,369

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,290,270	$10,671,463
Net realized gain (loss)	54,209,968	86,422,686
Change in net unrealized appreciation (depreciation)	9,636,131	61,790,750
Net increase (decrease) in net assets resulting from operations	68,136,369	158,884,899
Distributions to shareholders from net investment income	–	(12,899,292)
Distributions to shareholders from net realized gain	(55,973,793)	(46,138,745)
Total distributions	(55,973,793)	(59,038,037)
Share transactions - net increase (decrease)	57,166,729	66,150,547
Total increase (decrease) in net assets	69,329,305	165,997,409
Net Assets
Beginning of period	1,356,745,077	1,190,747,668
End of period	$1,426,074,382	$1,356,745,077
Other Information
Undistributed net investment income end of period	$3,529,113	$–
Distributions in excess of net investment income end of period	$–	$(761,157)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$11.26	$10.23	$11.15	$11.31	$10.46
Income from Investment Operations
Net investment income (loss)A	.03	.10	.13	.13	.15	.12
Net realized and unrealized gain (loss)	.56	1.40	1.39	(.54)	.59	1.39
Total from investment operations	.59	1.50	1.52	(.41)	.74	1.51
Distributions from net investment income	–	(.12)	(.13)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.50)	(.43)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.50)	(.55)	(.49)	(.51)	(.90)	(.66)
Net asset value, end of period	$12.30	$12.21	$11.26	$10.23	$11.15	$11.31
Total ReturnB,C,D	4.93%	13.44%	15.50%	(3.85)%	6.80%	14.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%G	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	1.00%G	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.56%G	.79%	1.22%	1.27%	1.37%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$570,258	$566,474	$556,090	$531,510	$623,734	$612,735
Portfolio turnover rateF	26%G	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$11.19	$10.17	$11.09	$11.26	$10.42
Income from Investment Operations
Net investment income (loss)A	.02	.06	.10	.11	.13	.09
Net realized and unrealized gain (loss)	.55	1.39	1.39	(.54)	.57	1.39
Total from investment operations	.57	1.45	1.49	(.43)	.70	1.48
Distributions from net investment income	–	(.10)	(.11)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.50)	(.43)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.50)	(.52)B	(.47)	(.49)	(.87)	(.64)
Net asset value, end of period	$12.19	$12.12	$11.19	$10.17	$11.09	$11.26
Total ReturnC,D,E	4.80%	13.12%	15.29%	(4.10)%	6.50%	14.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.25%H	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.31%H	.54%	.97%	1.02%	1.12%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$217,117	$207,442	$186,200	$158,557	$153,677	$128,619
Portfolio turnover rateG	26%H	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.428 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$11.08	$10.09	$11.01	$11.19	$10.36
Income from Investment Operations
Net investment income (loss)A	(.01)	–B	.05	.05	.07	.04
Net realized and unrealized gain (loss)	.54	1.38	1.38	(.53)	.57	1.38
Total from investment operations	.53	1.38	1.43	(.48)	.64	1.42
Distributions from net investment income	–	(.05)	(.08)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.50)	(.43)	(.36)	(.36)	(.73)	(.53)
Total distributions	(.50)	(.48)	(.44)	(.44)	(.82)	(.59)
Net asset value, end of period	$12.01	$11.98	$11.08	$10.09	$11.01	$11.19
Total ReturnC,D,E	4.51%	12.59%	14.71%	(4.59)%	5.95%	13.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.19)%H	.04%	.47%	.53%	.62%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$32,196	$30,549	$27,491	$23,423	$22,493	$18,457
Portfolio turnover rateG	26%H	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$11.33	$10.28	$11.21	$11.37	$10.50
Income from Investment Operations
Net investment income (loss)A	.05	.12	.16	.16	.18	.15
Net realized and unrealized gain (loss)	.56	1.42	1.40	(.55)	.59	1.41
Total from investment operations	.61	1.54	1.56	(.39)	.77	1.56
Distributions from net investment income	–	(.14)	(.15)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.50)	(.44)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.50)	(.58)	(.51)	(.54)	(.93)	(.69)
Net asset value, end of period	$12.40	$12.29	$11.33	$10.28	$11.21	$11.37
Total ReturnB,C	5.07%	13.77%	15.83%	(3.66)%	7.03%	15.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.64%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.75%F	.64%	-%	-%	-%	-%
Expenses net of all reductions	.75%F	.64%	-%	-%	-%	-%
Net investment income (loss)	.81%F	1.03%	1.47%	1.52%	1.62%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$584,235	$543,170	$420,967	$390,675	$400,667	$378,776
Portfolio turnover rateE	26%F	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B	.06	.15
Net realized and unrealized gain (loss)	.57	.92
Total from investment operations	.63	1.07
Distributions from net investment income	–	(.18)
Distributions from net realized gain	(.50)	(.26)
Total distributions	(.50)	(.44)
Net asset value, end of period	$12.41	$12.28
Total ReturnC,D	5.24%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.51%G,H
Expenses net of fee waivers, if any	.49%G	.51%G,H
Expenses net of all reductions	.49%G	.51%G,H
Net investment income (loss)	1.06%G	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$22,268	$9,112
Portfolio turnover rateF	26%G	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.3
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.1
Fidelity Series Opportunistic Insights Fund	6.6
Fidelity Advisor Series Growth Opportunities Fund	4.7
Fidelity Series Small Cap Opportunities Fund	4.2
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $727,547)	730,000	727,491
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	5,289,533	$81,776,182
Fidelity Advisor Series Growth Opportunities Fund (b)	3,310,972	55,094,573
Fidelity Advisor Series Small Cap Fund (b)	2,984,443	37,514,451
Fidelity Series All-Sector Equity Fund (b)	2,998,758	40,813,090
Fidelity Series Commodity Strategy Fund (b)	4,880,788	24,403,940
Fidelity Series Large Cap Stock Fund (b)	8,921,878	142,125,510
Fidelity Series Large Cap Value Index Fund (b)	1,112,453	14,684,377
Fidelity Series Opportunistic Insights Fund (b)	3,829,348	76,012,567
Fidelity Series Small Cap Opportunities Fund (b)	3,287,681	48,296,040
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,873,786	90,871,445
Fidelity Series Value Discovery Fund (b)	6,537,530	89,498,785
TOTAL DOMESTIC EQUITY FUNDS
(Cost $562,804,299)		701,090,960

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	961,283	10,391,470
Fidelity Series Emerging Markets Fund (b)	743,432	7,203,859
Fidelity Series Emerging Markets Opportunities Fund (b)	5,194,080	99,674,389
Fidelity Series International Growth Fund (b)	6,550,170	107,422,787
Fidelity Series International Small Cap Fund (b)	1,413,588	25,303,220
Fidelity Series International Value Fund (b)	10,146,147	106,737,471
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $292,574,631)		356,733,196

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	734,669	7,001,393
Fidelity Series Floating Rate High Income Fund (b)	264,373	2,516,835
Fidelity Series High Income Fund (b)	1,559,960	14,991,216
Fidelity Series Inflation-Protected Bond Index Fund (b)	360,108	3,496,646
Fidelity Series International Credit Fund (b)	51,312	504,395
Fidelity Series Investment Grade Bond Fund (b)	472,603	5,146,642
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,892,358	40,313,026
Fidelity Series Real Estate Income Fund (b)	464,015	5,002,081
TOTAL BOND FUNDS
(Cost $81,264,483)		78,972,234

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	2,629,194	2,629,720
Fidelity Series Government Money Market Fund 2.12% (b)(d)	16,163,327	16,163,327
Fidelity Series Short-Term Credit Fund (b)	357,394	3,523,909
TOTAL SHORT-TERM FUNDS
(Cost $22,346,101)		22,316,956
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $959,717,061)		1,159,840,837
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(934,072)
NET ASSETS - 100%		$1,158,906,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	Dec. 2018	$6,567,750	$1,274	$1,274
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	55	Dec. 2018	2,886,675	58,311	58,311
					59,585
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	27	Dec. 2018	2,666,925	(6,089)	(6,089)
TOTAL FUTURES CONTRACTS					$53,496

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,973.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,739
Total	$6,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,351,965	$4,450,685	$3,292,165	$--	$52,411	$10,213,286	$81,776,182
Fidelity Advisor Series Equity Value Fund	81,184,995	9,855,105	3,708,775	2,879,441	(35,683)	(8,589,666)	--
Fidelity Advisor Series Growth & Income Fund	124,458,830	20,534,452	5,760,026	11,601,729	44,166	(16,838,229)	--
Fidelity Advisor Series Growth Opportunities Fund	46,159,904	2,760,227	5,910,475	--	857,310	11,227,607	55,094,573
Fidelity Advisor Series Opportunistic Insights Fund	65,364,078	9,792,962	3,042,075	5,525,925	27,726	(21,284,157)	--
Fidelity Advisor Series Small Cap Fund	35,146,093	2,051,377	1,716,777	--	14,426	2,019,332	37,514,451
Fidelity Advisor Series Stock Selector Large Cap Value Fund	81,966,944	13,879,105	3,743,822	7,276,804	(37,495)	(8,311,521)	--
Fidelity Series 100 Index Fund	34,748,219	--	37,407,729	--	16,279,802	(13,620,292)	--
Fidelity Series All-Sector Equity Fund	48,267,467	2,717,986	15,759,364	--	1,092,117	4,494,884	40,813,090
Fidelity Series Canada Fund	9,565,126	690,876	461,910	--	2,751	594,627	10,391,470
Fidelity Series Commodity Strategy Fund	22,713,854	4,722,322	1,058,249	1,453,518	(159,442)	(1,814,545)	24,403,940
Fidelity Series Emerging Markets Debt Fund	7,129,561	575,050	310,227	211,756	(11,924)	(381,067)	7,001,393
Fidelity Series Emerging Markets Fund	--	7,211,913	--	--	--	(8,054)	7,203,859
Fidelity Series Emerging Markets Opportunities Fund	99,246,751	23,286,825	10,151,629	--	(197,829)	(12,509,729)	99,674,389
Fidelity Series Floating Rate High Income Fund	2,426,049	217,337	129,251	66,063	(941)	3,641	2,516,835
Fidelity Series Government Money Market Fund 2.12%	17,563,064	15,459,704	16,859,441	144,239	--	--	16,163,327
Fidelity Series High Income Fund	14,946,932	1,220,044	1,299,159	433,148	(10,922)	134,321	14,991,216
Fidelity Series Inflation-Protected Bond Index Fund	8,708,325	1,326,280	6,577,531	13,139	(82,396)	121,968	3,496,646
Fidelity Series International Credit Fund	503,256	6,201	--	6,202	--	(5,062)	504,395
Fidelity Series International Growth Fund	96,317,039	14,186,811	4,618,877	--	4,945	1,532,869	107,422,787
Fidelity Series International Small Cap Fund	24,031,703	3,406,054	1,180,174	--	(17,157)	(937,206)	25,303,220
Fidelity Series International Value Fund	97,470,380	14,102,701	4,618,877	--	(113,007)	(103,726)	106,737,471
Fidelity Series Investment Grade Bond Fund	5,182,457	610,454	586,304	72,160	(8,433)	(51,532)	5,146,642
Fidelity Series Large Cap Stock Fund	--	352,315	55,085	--	125	19,388,962	142,125,510
Fidelity Series Large Cap Value Index Fund	13,577,147	809,817	671,520	--	(339)	969,272	14,684,377
Fidelity Series Long-Term Treasury Bond Index Fund	24,382,002	26,839,597	9,589,393	506,091	(288,636)	(1,030,544)	40,313,026
Fidelity Series Opportunistic Insights Fund	--	190,726	29,496	--	(2,296)	24,995,099	76,012,567
Fidelity Series Real Estate Equity Fund	8,433,757	71,694	8,845,995	45,364	399,314	(58,770)	--
Fidelity Series Real Estate Income Fund	4,723,812	492,783	242,977	208,381	(3,940)	32,403	5,002,081
Fidelity Series Short-Term Credit Fund	3,186,925	513,834	176,978	37,176	(925)	1,053	3,523,909
Fidelity Series Small Cap Opportunities Fund	42,907,982	6,247,521	2,124,913	3,711,430	49,938	1,215,512	48,296,040
Fidelity Series Stock Selector Large Cap Value Fund	--	501,328	38,854	--	(2,736)	6,658,496	90,871,445
Fidelity Series Value Discovery Fund	--	226,565	35,377	--	(734)	10,602,355	89,498,785
	$1,090,664,617	$189,310,651	$150,003,425	$34,192,566	$17,850,196	$8,661,587	$1,156,483,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$727,491	$--	$727,491	$--
Domestic Equity Funds	701,090,960	701,090,960	--	--
International Equity Funds	356,733,196	356,733,196	--	--
Bond Funds	78,972,234	78,972,234	--	--
Short-Term Funds	22,316,956	22,316,956	--	--
Total Investments in Securities:	$1,159,840,837	$1,159,113,346	$727,491	$--
Derivative Instruments:
Assets
Futures Contracts	$59,585	$59,585	$--	$--
Total Assets	$59,585	$59,585	$--	$--
Liabilities
Futures Contracts	$(6,089)	$(6,089)	$--	$--
Total Liabilities	$(6,089)	$(6,089)	$--	$--
Total Derivative Instruments:	$53,496	$53,496	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$59,585	$(6,089)
Total Equity Risk	59,585	(6,089)
Total Value of Derivatives	$59,585	$(6,089)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $727,547)	$727,491
Fidelity Central Funds (cost $2,629,720)	2,629,720
Other affiliated issuers (cost $956,359,794)	1,156,483,626
Total Investment in Securities (cost $959,717,061)		$1,159,840,837
Receivable for investments sold		13,468,826
Receivable for fund shares sold		1,674,695
Distributions receivable from Fidelity Central Funds		3,956
Total assets		1,174,988,314
Liabilities
Payable for investments purchased	$13,914,511
Payable for fund shares redeemed	1,224,347
Accrued management fee	710,239
Distribution and service plan fees payable	188,525
Payable for daily variation margin on futures contracts	43,927
Total liabilities		16,081,549
Net Assets		$1,158,906,765
Net Assets consist of:
Paid in capital		$916,402,251
Undistributed net investment income		2,586,760
Accumulated undistributed net realized gain (loss) on investments		39,740,482
Net unrealized appreciation (depreciation) on investments		200,177,272
Net Assets		$1,158,906,765
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($420,053,311 ÷ 34,211,307 shares)		$12.28
Maximum offering price per share (100/94.25 of $12.28)		$13.03
Class M:
Net Asset Value and redemption price per share ($177,208,406 ÷ 14,530,809 shares)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C:
Net Asset Value and offering price per share ($34,382,252 ÷ 2,858,390 shares)(a)		$12.03
Class I:
Net Asset Value, offering price and redemption price per share ($512,069,781 ÷ 41,392,604 shares)		$12.37
Class Z6:
Net Asset Value, offering price and redemption price per share ($15,193,015 ÷ 1,227,419 shares)		$12.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,803,080
Interest		4,884
Income from Fidelity Central Funds		6,739
Total income		8,814,703
Expenses
Management fee	$4,201,296
Distribution and service plan fees	1,125,460
Independent trustees' fees and expenses	2,712
Total expenses before reductions	5,329,468
Expense reductions	(2)
Total expenses after reductions		5,329,466
Net investment income (loss)		3,485,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1
Other affiliated issuers	17,850,196
Futures contracts	(442,546)
Capital gain distributions from underlying funds:
Affiliated issuers	25,389,486
Total net realized gain (loss)		42,797,137
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(56)
Affiliated issuers	8,661,587
Futures contracts	53,496
Total change in net unrealized appreciation (depreciation)		8,715,027
Net gain (loss)		51,512,164
Net increase (decrease) in net assets resulting from operations		$54,997,401

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,485,237	$8,457,626
Net realized gain (loss)	42,797,137	66,828,415
Change in net unrealized appreciation (depreciation)	8,715,027	49,404,768
Net increase (decrease) in net assets resulting from operations	54,997,401	124,690,809
Distributions to shareholders from net investment income	–	(10,251,675)
Distributions to shareholders from net realized gain	(43,902,951)	(34,153,397)
Total distributions	(43,902,951)	(44,405,072)
Share transactions - net increase (decrease)	58,015,509	79,870,312
Total increase (decrease) in net assets	69,109,959	160,156,049
Net Assets
Beginning of period	1,089,796,806	929,640,757
End of period	$1,158,906,765	$1,089,796,806
Other Information
Undistributed net investment income end of period	$2,586,760	$–
Distributions in excess of net investment income end of period	$–	$(898,477)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$11.20	$10.16	$11.06	$11.24	$10.39
Income from Investment Operations
Net investment income (loss)A	.03	.09	.13	.13	.15	.12
Net realized and unrealized gain (loss)	.57	1.40	1.39	(.53)	.58	1.40
Total from investment operations	.60	1.49	1.52	(.40)	.73	1.52
Distributions from net investment income	–	(.12)	(.13)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.49)	(.40)	(.34)	(.36)	(.76)	(.55)
Total distributions	(.49)	(.52)	(.48)B	(.50)	(.91)C	(.67)
Net asset value, end of period	$12.28	$12.17	$11.20	$10.16	$11.06	$11.24
Total ReturnD,E,F	5.00%	13.42%	15.52%	(3.84)%	6.77%	14.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	.88%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%I	.88%	.25%	.25%	.25%	.25%
Expenses net of all reductions	1.00%I	.88%	.25%	.25%	.25%	.25%
Net investment income (loss)	.56%I	.79%	1.22%	1.28%	1.37%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$420,053	$418,313	$396,373	$363,199	$415,103	$401,589
Portfolio turnover rateH	27%I	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$11.15	$10.12	$11.02	$11.20	$10.36
Income from Investment Operations
Net investment income (loss)A	.02	.06	.10	.11	.12	.09
Net realized and unrealized gain (loss)	.56	1.39	1.38	(.54)	.58	1.39
Total from investment operations	.58	1.45	1.48	(.43)	.70	1.48
Distributions from net investment income	–	(.10)	(.11)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.49)	(.40)	(.34)	(.36)	(.76)	(.55)
Total distributions	(.49)	(.49)B	(.45)	(.47)C	(.88)D	(.64)E
Net asset value, end of period	$12.20	$12.11	$11.15	$10.12	$11.02	$11.20
Total ReturnF,G,H	4.85%	13.16%	15.22%	(4.08)%	6.54%	14.61%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.25%K	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%K	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.25%K	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.31%K	.54%	.97%	1.04%	1.12%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$177,208	$166,634	$147,601	$127,842	$126,987	$115,391
Portfolio turnover rateJ	27%K	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.398 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 E Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of the Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$11.05	$10.04	$10.95	$11.14	$10.31
Income from Investment Operations
Net investment income (loss)A	(.01)	–B	.05	.06	.07	.04
Net realized and unrealized gain (loss)	.55	1.38	1.37	(.55)	.57	1.38
Total from investment operations	.54	1.38	1.42	(.49)	.64	1.42
Distributions from net investment income	–	(.06)	(.08)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.49)	(.39)	(.34)	(.34)	(.74)	(.54)
Total distributions	(.49)	(.45)	(.41)C	(.42)	(.83)	(.59)D
Net asset value, end of period	$12.03	$11.98	$11.05	$10.04	$10.95	$11.14
Total ReturnE,F,G	4.56%	12.59%	14.73%	(4.67)%	6.01%	14.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.75%J	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%J	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%J	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.19)%J	.04%	.47%	.54%	.63%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$34,382	$32,763	$28,268	$24,460	$24,652	$21,190
Portfolio turnover rateI	27%J	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.339 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$11.27	$10.22	$11.13	$11.30	$10.44
Income from Investment Operations
Net investment income (loss)A	.05	.12	.16	.16	.18	.15
Net realized and unrealized gain (loss)	.56	1.41	1.39	(.55)	.59	1.40
Total from investment operations	.61	1.53	1.55	(.39)	.77	1.55
Distributions from net investment income	–	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.49)	(.41)	(.35)	(.36)	(.76)	(.55)
Total distributions	(.49)	(.55)	(.50)	(.52)	(.94)	(.69)B
Net asset value, end of period	$12.37	$12.25	$11.27	$10.22	$11.13	$11.30
Total ReturnC,D	5.05%	13.74%	15.81%	(3.65)%	7.10%	15.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.64%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.64%	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.64%	-%	-%	-%	-%
Net investment income (loss)	.81%G	1.03%	1.47%	1.53%	1.62%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$512,070	$466,677	$357,398	$320,449	$303,017	$282,594
Portfolio turnover rateF	27%G	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B	.06	.23
Net realized and unrealized gain (loss)	.57	.83
Total from investment operations	.63	1.06
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.49)	(.24)
Total distributions	(.49)	(.41)
Net asset value, end of period	$12.38	$12.24
Total ReturnC,D	5.22%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.51%G,H
Expenses net of fee waivers, if any	.49%G	.51%G,H
Expenses net of all reductions	.49%G	.51%G,H
Net investment income (loss)	1.06%G	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,193	$5,410
Portfolio turnover rateF	27%G	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.3
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	4.8
Fidelity Series Small Cap Opportunities Fund	4.2
77.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $398,663)	400,000	398,633
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	2,828,444	$43,727,744
Fidelity Advisor Series Growth Opportunities Fund (b)	1,773,103	29,504,429
Fidelity Advisor Series Small Cap Fund (b)	1,606,291	20,191,075
Fidelity Series All-Sector Equity Fund (b)	1,612,743	21,949,435
Fidelity Series Commodity Strategy Fund (b)	2,615,040	13,075,201
Fidelity Series Large Cap Stock Fund (b)	4,773,579	76,043,116
Fidelity Series Large Cap Value Index Fund (b)	598,823	7,904,465
Fidelity Series Opportunistic Insights Fund (b)	2,047,405	40,640,987
Fidelity Series Small Cap Opportunities Fund (b)	1,766,852	25,955,055
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,676,161	48,598,854
Fidelity Series Value Discovery Fund (b)	3,496,292	47,864,234
TOTAL DOMESTIC EQUITY FUNDS
(Cost $328,027,130)		375,454,595

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	514,750	5,564,449
Fidelity Series Emerging Markets Fund (b)	400,700	3,882,779
Fidelity Series Emerging Markets Opportunities Fund (b)	2,781,364	53,374,380
Fidelity Series International Growth Fund (b)	3,507,997	57,531,157
Fidelity Series International Small Cap Fund (b)	757,604	13,561,117
Fidelity Series International Value Fund (b)	5,433,943	57,165,076
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $170,343,008)		191,078,958

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	380,409	3,625,302
Fidelity Series Floating Rate High Income Fund (b)	144,630	1,376,882
Fidelity Series High Income Fund (b)	845,208	8,122,447
Fidelity Series Inflation-Protected Bond Index Fund (b)	192,828	1,872,358
Fidelity Series International Credit Fund (b)	23,435	230,370
Fidelity Series Investment Grade Bond Fund (b)	253,088	2,756,128
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,620,888	21,596,118
Fidelity Series Real Estate Income Fund (b)	248,404	2,677,791
TOTAL BOND FUNDS
(Cost $43,349,269)		42,257,396

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	1,268,631	1,268,885
Fidelity Series Government Money Market Fund 2.12% (b)(d)	8,668,157	8,668,157
Fidelity Series Short-Term Credit Fund (b)	193,123	1,904,195
TOTAL SHORT-TERM FUNDS
(Cost $11,855,230)		11,841,237
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $553,973,300)		621,030,819
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(427,278)
NET ASSETS - 100%		$620,603,541

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	Dec. 2018	$3,356,850	$651	$651
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	29	Dec. 2018	1,522,065	30,662	30,662
					31,313
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	14	Dec. 2018	1,382,850	(3,095)	(3,095)
TOTAL FUTURES CONTRACTS					$28,218

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $264,088.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,312
Total	$3,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,257,766	$5,673,939	$2,552,914	$--	$27,365	$5,321,588	$43,727,744
Fidelity Advisor Series Equity Value Fund	40,711,563	8,794,623	2,954,979	1,532,713	(29,410)	(1,526,372)	--
Fidelity Advisor Series Growth & Income Fund	62,431,831	16,416,685	4,551,923	6,157,448	(18,915)	(5,700,139)	--
Fidelity Advisor Series Growth Opportunities Fund	23,131,051	3,685,629	3,612,709	--	184,974	6,115,484	29,504,429
Fidelity Advisor Series Opportunistic Insights Fund	32,751,801	8,132,560	2,378,126	2,940,841	3,433	(6,223,305)	--
Fidelity Advisor Series Small Cap Fund	17,635,097	2,775,555	1,274,847	--	(2,665)	1,057,935	20,191,075
Fidelity Advisor Series Stock Selector Large Cap Value Fund	41,106,481	10,891,588	2,948,553	3,870,324	(26,490)	(856,706)	--
Fidelity Series 100 Index Fund	17,322,149	--	18,596,135	--	5,457,697	(4,183,711)	--
Fidelity Series All-Sector Equity Fund	24,199,576	3,731,040	8,906,089	--	85,913	2,838,995	21,949,435
Fidelity Series Canada Fund	4,795,728	806,349	344,215	--	(1,243)	307,830	5,564,449
Fidelity Series Commodity Strategy Fund	11,380,188	3,563,579	814,815	775,141	(2,208)	(1,051,543)	13,075,201
Fidelity Series Emerging Markets Debt Fund	3,454,885	598,854	233,347	106,817	(11,520)	(183,570)	3,625,302
Fidelity Series Emerging Markets Fund	--	3,887,052	--	--	--	(4,273)	3,882,779
Fidelity Series Emerging Markets Opportunities Fund	49,716,265	16,743,332	6,489,655	--	(293,133)	(6,302,429)	53,374,380
Fidelity Series Floating Rate High Income Fund	1,232,572	239,988	97,233	35,120	(501)	2,056	1,376,882
Fidelity Series Government Money Market Fund 2.12%	8,792,437	8,986,486	9,110,766	74,905	--	--	8,668,157
Fidelity Series High Income Fund	7,612,274	1,281,935	837,192	228,848	(8,027)	73,457	8,122,447
Fidelity Series Inflation-Protected Bond Index Fund	4,372,056	1,075,001	3,595,642	6,866	(47,656)	68,599	1,872,358
Fidelity Series International Credit Fund	229,849	2,833	--	2,833	--	(2,312)	230,370
Fidelity Series International Growth Fund	48,270,376	11,939,972	3,483,903	--	(5,375)	810,087	57,531,157
Fidelity Series International Small Cap Fund	12,042,724	2,898,075	882,170	--	(15,086)	(482,426)	13,561,117
Fidelity Series International Value Fund	48,858,175	11,892,966	3,483,904	--	(109,509)	7,348	57,165,076
Fidelity Series Investment Grade Bond Fund	2,594,775	537,311	345,265	37,887	(3,555)	(27,138)	2,756,128
Fidelity Series Large Cap Stock Fund	--	483,771	3,981	--	9	6,985,778	76,043,116
Fidelity Series Large Cap Value Index Fund	6,806,286	1,090,274	501,342	--	(3,153)	512,400	7,904,465
Fidelity Series Long-Term Treasury Bond Index Fund	12,223,528	15,504,720	5,442,783	264,962	(161,226)	(528,121)	21,596,118
Fidelity Series Opportunistic Insights Fund	--	260,165	2,131	--	(162)	8,096,752	40,640,987
Fidelity Series Real Estate Equity Fund	4,170,084	90,949	4,430,923	21,233	(113,492)	283,382	--
Fidelity Series Real Estate Income Fund	2,352,341	494,540	182,786	109,384	(2,072)	15,768	2,677,791
Fidelity Series Short-Term Credit Fund	1,606,596	432,304	134,821	19,746	(1,016)	1,132	1,904,195
Fidelity Series Small Cap Opportunities Fund	21,522,309	5,397,564	1,566,865	1,984,601	9,196	592,851	25,955,055
Fidelity Series Stock Selector Large Cap Value Fund	--	506,297	13,197	--	(762)	(59,804)	48,598,854
Fidelity Series Value Discovery Fund	--	310,858	2,556	--	(52)	2,560,559	47,864,234
	$546,580,763	$149,126,794	$89,775,767	$18,169,669	$4,911,359	$8,520,152	$619,363,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$398,633	$--	$398,633	$--
Domestic Equity Funds	375,454,595	375,454,595	--	--
International Equity Funds	191,078,958	191,078,958	--	--
Bond Funds	42,257,396	42,257,396	--	--
Short-Term Funds	11,841,237	11,841,237	--	--
Total Investments in Securities:	$621,030,819	$620,632,186	$398,633	$--
Derivative Instruments:
Assets
Futures Contracts	$31,313	$31,313	$--	$--
Total Assets	$31,313	$31,313	$--	$--
Liabilities
Futures Contracts	$(3,095)	$(3,095)	$--	$--
Total Liabilities	$(3,095)	$(3,095)	$--	$--
Total Derivative Instruments:	$28,218	$28,218	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$31,313	$(3,095)
Total Equity Risk	31,313	(3,095)
Total Value of Derivatives	$31,313	$(3,095)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $398,663)	$398,633
Fidelity Central Funds (cost $1,268,885)	1,268,885
Other affiliated issuers (cost $552,305,752)	619,363,301
Total Investment in Securities (cost $553,973,300)		$621,030,819
Cash		43,463
Receivable for investments sold		7,134,844
Receivable for fund shares sold		1,967,107
Distributions receivable from Fidelity Central Funds		1,947
Total assets		630,178,180
Liabilities
Payable for investments purchased	$8,749,393
Payable for fund shares redeemed	337,048
Accrued management fee	378,482
Distribution and service plan fees payable	86,284
Payable for daily variation margin on futures contracts	23,432
Total liabilities		9,574,639
Net Assets		$620,603,541
Net Assets consist of:
Paid in capital		$535,690,935
Undistributed net investment income		1,493,957
Accumulated undistributed net realized gain (loss) on investments		16,332,912
Net unrealized appreciation (depreciation) on investments		67,085,737
Net Assets		$620,603,541
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($210,307,449 ÷ 15,539,155 shares)		$13.53
Maximum offering price per share (100/94.25 of $13.53)		$14.36
Class M:
Net Asset Value and redemption price per share ($81,488,450 ÷ 6,058,237 shares)		$13.45
Maximum offering price per share (100/96.50 of $13.45)		$13.94
Class C:
Net Asset Value and offering price per share ($11,503,687 ÷ 861,033 shares)(a)		$13.36
Class I:
Net Asset Value, offering price and redemption price per share ($308,853,712 ÷ 22,700,966 shares)		$13.61
Class Z6:
Net Asset Value, offering price and redemption price per share ($8,450,243 ÷ 620,759 shares)		$13.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,646,931
Interest		2,520
Income from Fidelity Central Funds		3,312
Total income		4,652,763
Expenses
Management fee	$2,192,734
Distribution and service plan fees	512,882
Independent trustees' fees and expenses	1,392
Total expenses before reductions	2,707,008
Expense reductions	(2)
Total expenses after reductions		2,707,006
Net investment income (loss)		1,945,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	2
Other affiliated issuers	4,911,359
Futures contracts	(217,834)
Capital gain distributions from underlying funds:
Affiliated issuers	13,522,738
Total net realized gain (loss)		18,216,265
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(30)
Affiliated issuers	8,520,152
Futures contracts	28,218
Total change in net unrealized appreciation (depreciation)		8,548,340
Net gain (loss)		26,764,605
Net increase (decrease) in net assets resulting from operations		$28,710,362

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,945,757	$4,172,517
Net realized gain (loss)	18,216,265	28,526,248
Change in net unrealized appreciation (depreciation)	8,548,340	24,677,049
Net increase (decrease) in net assets resulting from operations	28,710,362	57,375,814
Distributions to shareholders from net investment income	–	(5,050,072)
Distributions to shareholders from net realized gain	(20,742,895)	(11,461,480)
Total distributions	(20,742,895)	(16,511,552)
Share transactions - net increase (decrease)	66,477,792	102,640,679
Total increase (decrease) in net assets	74,445,259	143,504,941
Net Assets
Beginning of period	546,158,282	402,653,341
End of period	$620,603,541	$546,158,282
Other Information
Undistributed net investment income end of period	$1,493,957	$–
Distributions in excess of net investment income end of period	$–	$(451,800)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.37	$12.19	$11.02	$11.92	$11.71	$10.56
Income from Investment Operations
Net investment income (loss)A	.04	.11	.14	.15	.16	.12
Net realized and unrealized gain (loss)	.61	1.51	1.51	(.59)	.62	1.49
Total from investment operations	.65	1.62	1.65	(.44)	.78	1.61
Distributions from net investment income	–	(.13)	(.14)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.49)	(.32)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.49)	(.44)B	(.48)	(.46)C	(.57)	(.46)D
Net asset value, end of period	$13.53	$13.37	$12.19	$11.02	$11.92	$11.71
Total ReturnE,F,G	4.96%	13.40%	15.49%	(3.89)%	6.85%	15.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	.88%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%J	.88%	.25%	.25%	.25%	.25%
Expenses net of all reductions	1.00%J	.88%	.25%	.25%	.25%	.25%
Net investment income (loss)	.58%J	.81%	1.24%	1.31%	1.39%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$210,307	$209,824	$170,352	$130,309	$115,666	$81,217
Portfolio turnover rateI	30%J	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$12.14	$10.98	$11.88	$11.68	$10.55
Income from Investment Operations
Net investment income (loss)A	.02	.07	.11	.12	.13	.10
Net realized and unrealized gain (loss)	.61	1.52	1.51	(.59)	.62	1.47
Total from investment operations	.63	1.59	1.62	(.47)	.75	1.57
Distributions from net investment income	–	(.11)	(.12)	(.12)	(.13)	(.09)
Distributions from net realized gain	(.49)	(.31)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.49)	(.42)	(.46)	(.43)	(.55)	(.44)B
Net asset value, end of period	$13.45	$13.31	$12.14	$10.98	$11.88	$11.68
Total ReturnC,D,E	4.83%	13.15%	15.27%	(4.11)%	6.55%	15.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.14%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.14%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.25%H	1.14%	.50%	.50%	.50%	.50%
Net investment income (loss)	.33%H	.56%	.99%	1.06%	1.14%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$81,488	$73,101	$58,052	$41,956	$33,436	$19,134
Portfolio turnover rateG	30%H	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.11	$10.98	$11.88	$11.69	$10.57
Income from Investment Operations
Net investment income (loss)A	(.01)	.01	.06	.06	.08	.04
Net realized and unrealized gain (loss)	.60	1.51	1.49	(.58)	.61	1.47
Total from investment operations	.59	1.52	1.55	(.52)	.69	1.51
Distributions from net investment income	–	(.06)	(.08)	(.08)	(.09)	(.05)
Distributions from net realized gain	(.49)	(.31)	(.34)	(.30)	(.41)	(.35)
Total distributions	(.49)	(.37)	(.42)	(.38)	(.50)	(.39)B
Net asset value, end of period	$13.36	$13.26	$12.11	$10.98	$11.88	$11.69
Total ReturnC,D,E	4.55%	12.62%	14.62%	(4.53)%	6.01%	14.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.64%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.64%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%H	1.64%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.17)%H	.05%	.49%	.56%	.65%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$11,504	$10,685	$8,529	$5,671	$4,180	$2,491
Portfolio turnover rateG	30%H	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$12.24	$11.06	$11.96	$11.74	$10.59
Income from Investment Operations
Net investment income (loss)A	.06	.14	.17	.18	.19	.15
Net realized and unrealized gain (loss)	.61	1.53	1.51	(.60)	.63	1.48
Total from investment operations	.67	1.67	1.68	(.42)	.82	1.63
Distributions from net investment income	–	(.16)	(.16)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.49)	(.32)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.49)	(.48)	(.50)	(.48)	(.60)	(.48)B
Net asset value, end of period	$13.61	$13.43	$12.24	$11.06	$11.96	$11.74
Total ReturnC,D	5.10%	13.74%	15.81%	(3.64)%	7.15%	15.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.64%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.64%	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.64%	-%	-%	-%	-%
Net investment income (loss)	.83%G	1.05%	1.49%	1.56%	1.64%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$308,854	$249,432	$165,720	$119,597	$87,769	$54,490
Portfolio turnover rateF	30%G	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B	.07	.47
Net realized and unrealized gain (loss)	.61	.69
Total from investment operations	.68	1.16
Distributions from net investment income	–	(.19)
Distributions from net realized gain	(.49)	(.18)
Total distributions	(.49)	(.37)
Net asset value, end of period	$13.61	$13.42
Total ReturnC,D	5.18%	9.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	1.08%G	4.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,450	$3,116
Portfolio turnover rateF	30%G	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.2
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	4.8
Fidelity Series Small Cap Opportunities Fund	4.2
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $89,701)	90,000	89,695
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	586,688	$9,070,193
Fidelity Advisor Series Growth Opportunities Fund (b)	367,926	6,122,290
Fidelity Advisor Series Small Cap Fund (b)	334,785	4,208,247
Fidelity Series All-Sector Equity Fund (b)	335,985	4,572,761
Fidelity Series Commodity Strategy Fund (b)	541,488	2,707,439
Fidelity Series Large Cap Stock Fund (b)	990,361	15,776,445
Fidelity Series Large Cap Value Index Fund (b)	125,604	1,657,976
Fidelity Series Opportunistic Insights Fund (b)	424,641	8,429,122
Fidelity Series Small Cap Opportunities Fund (b)	366,518	5,384,152
Fidelity Series Stock Selector Large Cap Value Fund (b)	762,844	10,084,798
Fidelity Series Value Discovery Fund (b)	725,590	9,933,325
TOTAL DOMESTIC EQUITY FUNDS
(Cost $72,445,463)		77,946,748

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	106,877	1,155,342
Fidelity Series Emerging Markets Fund (b)	83,753	811,570
Fidelity Series Emerging Markets Opportunities Fund (b)	577,403	11,080,356
Fidelity Series International Growth Fund (b)	728,343	11,944,823
Fidelity Series International Small Cap Fund (b)	157,421	2,817,832
Fidelity Series International Value Fund (b)	1,128,233	11,869,008
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,314,098)		39,678,931

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	76,517	729,211
Fidelity Series Floating Rate High Income Fund (b)	31,843	303,142
Fidelity Series High Income Fund (b)	176,190	1,693,187
Fidelity Series Inflation-Protected Bond Index Fund (b)	40,034	388,729
Fidelity Series International Credit Fund (b)	3,119	30,657
Fidelity Series Investment Grade Bond Fund (b)	52,551	572,284
Fidelity Series Long-Term Treasury Bond Index Fund (b)	543,456	4,478,075
Fidelity Series Real Estate Income Fund (b)	53,004	571,381
TOTAL BOND FUNDS
(Cost $8,928,677)		8,766,666

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	221,452	221,497
Fidelity Series Government Money Market Fund 2.12% (b)(d)	1,801,252	1,801,252
Fidelity Series Short-Term Credit Fund (b)	40,481	399,145
TOTAL SHORT-TERM FUNDS
(Cost $2,424,346)		2,421,894
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $121,202,285)		128,903,934
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(68,430)
NET ASSETS - 100%		$128,835,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec. 2018	$583,800	$113	$113
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	Dec. 2018	367,395	7,311	7,311
					7,424
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Dec. 2018	197,550	(202)	(202)
TOTAL FUTURES CONTRACTS					$7,222

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,695.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$564
Total	$564

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,288,635	$2,206,223	$446,808	$--	$2,256	$1,019,887	$9,070,193
Fidelity Advisor Series Equity Value Fund	7,280,061	2,863,215	506,547	315,375	(6,329)	30,552	--
Fidelity Advisor Series Growth & Income Fund	11,166,059	4,992,960	775,814	1,232,411	(8,249)	(462,261)	--
Fidelity Advisor Series Growth Opportunities Fund	4,124,065	1,448,488	656,216	--	11,431	1,194,522	6,122,290
Fidelity Advisor Series Opportunistic Insights Fund	5,834,760	2,587,956	411,083	604,806	(1,541)	(483,852)	--
Fidelity Advisor Series Small Cap Fund	3,146,914	1,083,172	218,027	--	128	196,060	4,208,247
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,352,294	3,217,852	506,995	790,396	(7,650)	80,511	--
Fidelity Series 100 Index Fund	3,048,825	--	3,273,763	--	568,572	(343,634)	--
Fidelity Series All-Sector Equity Fund	4,321,439	1,455,852	1,768,067	--	3,874	559,663	4,572,761
Fidelity Series Canada Fund	856,840	299,526	58,514	--	(418)	57,908	1,155,342
Fidelity Series Commodity Strategy Fund	2,033,402	1,021,578	135,360	158,317	(4,006)	(208,175)	2,707,439
Fidelity Series Emerging Markets Debt Fund	582,422	220,386	39,360	19,825	(2,307)	(31,930)	729,211
Fidelity Series Emerging Markets Fund	--	812,093	--	--	--	(523)	811,570
Fidelity Series Emerging Markets Opportunities Fund	8,861,174	4,576,915	1,107,121	--	(74,022)	(1,176,590)	11,080,356
Fidelity Series Floating Rate High Income Fund	232,073	87,089	16,401	7,171	(177)	558	303,142
Fidelity Series Government Money Market Fund 2.12%	1,561,672	2,198,795	1,959,215	14,278	--	--	1,801,252
Fidelity Series High Income Fund	1,351,010	457,047	127,616	44,166	(222)	12,968	1,693,187
Fidelity Series Inflation-Protected Bond Index Fund	790,717	312,709	718,437	1,334	(8,182)	11,922	388,729
Fidelity Series International Credit Fund	30,588	377	--	377	--	(308)	30,657
Fidelity Series International Growth Fund	8,611,222	3,764,896	586,906	--	(4,978)	160,589	11,944,823
Fidelity Series International Small Cap Fund	2,147,956	917,282	152,569	--	(4,760)	(90,077)	2,817,832
Fidelity Series International Value Fund	8,722,314	3,741,094	586,906	--	(27,911)	20,417	11,869,008
Fidelity Series Investment Grade Bond Fund	462,499	235,670	120,176	7,648	(1,540)	(4,169)	572,284
Fidelity Series Large Cap Stock Fund	--	196,365	--	--	--	667,385	15,776,445
Fidelity Series Large Cap Value Index Fund	1,220,452	423,676	85,217	--	(454)	99,519	1,657,976
Fidelity Series Long-Term Treasury Bond Index Fund	2,189,125	3,427,720	999,279	51,073	(29,790)	(109,701)	4,478,075
Fidelity Series Opportunistic Insights Fund	--	105,781	--	--	--	797,101	8,429,122
Fidelity Series Real Estate Equity Fund	730,473	46,531	807,279	3,914	(29,795)	60,070	--
Fidelity Series Real Estate Income Fund	427,825	172,507	30,831	22,262	(204)	2,084	571,381
Fidelity Series Short-Term Credit Fund	295,984	125,546	22,417	4,008	(160)	192	399,145
Fidelity Series Small Cap Opportunities Fund	3,829,440	1,744,809	270,161	405,740	1,079	78,985	5,384,152
Fidelity Series Stock Selector Large Cap Value Fund	--	248,981	1,449	--	(99)	(298,647)	10,084,798
Fidelity Series Value Discovery Fund	--	126,204	--	--	--	146,169	9,933,325
	$97,500,240	$45,119,295	$16,388,534	$3,683,101	$374,546	$1,987,195	$128,592,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$89,695	$--	$89,695	$--
Domestic Equity Funds	77,946,748	77,946,748	--	--
International Equity Funds	39,678,931	39,678,931	--	--
Bond Funds	8,766,666	8,766,666	--	--
Short-Term Funds	2,421,894	2,421,894	--	--
Total Investments in Securities:	$128,903,934	$128,814,239	$89,695	$--
Derivative Instruments:
Assets
Futures Contracts	$7,424	$7,424	$--	$--
Total Assets	$7,424	$7,424	$--	$--
Liabilities
Futures Contracts	$(202)	$(202)	$--	$--
Total Liabilities	$(202)	$(202)	$--	$--
Total Derivative Instruments:	$7,222	$7,222	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,424	$(202)
Total Equity Risk	7,424	(202)
Total Value of Derivatives	$7,424	$(202)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $89,701)	$89,695
Fidelity Central Funds (cost $221,497)	221,497
Other affiliated issuers (cost $120,891,087)	128,592,742
Total Investment in Securities (cost $121,202,285)		$128,903,934
Cash		32,588
Receivable for investments sold		1,427,979
Receivable for fund shares sold		580,468
Distributions receivable from Fidelity Central Funds		353
Total assets		130,945,322
Liabilities
Payable for investments purchased	$1,935,480
Payable for fund shares redeemed	72,883
Accrued management fee	77,565
Distribution and service plan fees payable	19,105
Payable for daily variation margin on futures contracts	4,785
Total liabilities		2,109,818
Net Assets		$128,835,504
Net Assets consist of:
Paid in capital		$118,073,601
Undistributed net investment income		312,168
Accumulated undistributed net realized gain (loss) on investments		2,740,864
Net unrealized appreciation (depreciation) on investments		7,708,871
Net Assets		$128,835,504
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($47,044,037 ÷ 3,896,952 shares)		$12.07
Maximum offering price per share (100/94.25 of $12.07)		$12.81
Class M:
Net Asset Value and redemption price per share ($16,676,187 ÷ 1,383,939 shares)		$12.05
Maximum offering price per share (100/96.50 of $12.05)		$12.49
Class C:
Net Asset Value and offering price per share ($3,385,937 ÷ 281,214 shares)(a)		$12.04
Class I:
Net Asset Value, offering price and redemption price per share ($59,972,753 ÷ 4,944,269 shares)		$12.13
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,756,590 ÷ 144,654 shares)		$12.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$930,564
Interest		490
Income from Fidelity Central Funds		564
Total income		931,618
Expenses
Management fee	$423,105
Distribution and service plan fees	103,973
Independent trustees' fees and expenses	258
Total expenses		527,336
Net investment income (loss)		404,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	374,546
Futures contracts	(28,440)
Capital gain distributions from underlying funds:
Affiliated issuers	2,752,537
Total net realized gain (loss)		3,098,643
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6)
Affiliated issuers	1,987,195
Futures contracts	7,222
Total change in net unrealized appreciation (depreciation)		1,994,411
Net gain (loss)		5,093,054
Net increase (decrease) in net assets resulting from operations		$5,497,336

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$404,282	$632,280
Net realized gain (loss)	3,098,643	4,117,080
Change in net unrealized appreciation (depreciation)	1,994,411	2,766,010
Net increase (decrease) in net assets resulting from operations	5,497,336	7,515,370
Distributions to shareholders from net investment income	–	(781,225)
Distributions to shareholders from net realized gain	(3,236,416)	(1,302,479)
Total distributions	(3,236,416)	(2,083,704)
Share transactions - net increase (decrease)	29,148,448	48,422,056
Total increase (decrease) in net assets	31,409,368	53,853,722
Net Assets
Beginning of period	97,426,136	43,572,414
End of period	$128,835,504	$97,426,136
Other Information
Undistributed net investment income end of period	$312,168	$–
Distributions in excess of net investment income end of period	$–	$(92,114)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.76	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.10	.13	.12	.15
Net realized and unrealized gain (loss)	.54	1.34	1.33	(.51)	.37
Total from investment operations	.58	1.44	1.46	(.39)	.52
Distributions from net investment income	–	(.11)	(.12)	(.11)	(.10)
Distributions from net realized gain	(.37)	(.23)	(.20)	(.22)	(.08)
Total distributions	(.37)	(.34)	(.32)	(.33)	(.18)
Net asset value, end of period	$12.07	$11.86	$10.76	$9.62	$10.34
Total ReturnC,D,E	4.95%	13.44%	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.91%	.25%	.25%	.25%H
Expenses net of fee waivers, if any	1.00%H	.91%	.25%	.25%	.25%H
Expenses net of all reductions	1.00%H	.91%	.25%	.25%	.25%H
Net investment income (loss)	.64%H	.84%	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$47,044	$37,880	$18,482	$9,058	$2,267
Portfolio turnover rateG	29%H	16%	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$10.77	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.07	.11	.10	.13
Net realized and unrealized gain (loss)	.55	1.33	1.33	(.51)	.38
Total from investment operations	.57	1.40	1.44	(.41)	.51
Distributions from net investment income	–	(.10)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.37)	(.22)	(.20)	(.21)	(.08)
Total distributions	(.37)	(.32)	(.30)	(.29)	(.18)C
Net asset value, end of period	$12.05	$11.85	$10.77	$9.63	$10.33
Total ReturnD,E,F	4.87%	13.04%	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.16%	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	1.25%I	1.16%	.50%	.50%	.51%I,J
Expenses net of all reductions	1.25%I	1.16%	.50%	.50%	.51%I,J
Net investment income (loss)	.39%I	.59%	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$16,676	$12,628	$5,719	$3,189	$2,062
Portfolio turnover rateH	29%I	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.81	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.01	.06	.05	.10
Net realized and unrealized gain (loss)	.55	1.34	1.33	(.51)	.38
Total from investment operations	.54	1.35	1.39	(.46)	.48
Distributions from net investment income	–	(.07)	(.06)	–	(.08)
Distributions from net realized gain	(.37)	(.22)	(.20)	(.17)	(.08)
Total distributions	(.37)	(.29)	(.26)	(.17)	(.17)C
Net asset value, end of period	$12.04	$11.87	$10.81	$9.68	$10.31
Total ReturnD,E,F	4.60%	12.53%	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.66%	1.00%	.99%J	1.02%I,J
Expenses net of fee waivers, if any	1.75%I	1.66%	1.00%	.99%J	1.02%I,J
Expenses net of all reductions	1.75%I	1.66%	1.00%	.99%J	1.02%I,J
Net investment income (loss)	(.11)%I	.09%	.55%	.55%	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,386	$2,604	$1,209	$1,292	$1,322
Portfolio turnover rateH	29%I	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.80	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13	.16	.15	.17
Net realized and unrealized gain (loss)	.55	1.33	1.33	(.50)	.37
Total from investment operations	.60	1.46	1.49	(.35)	.54
Distributions from net investment income	–	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.37)	(.23)	(.20)	(.23)	(.08)
Total distributions	(.37)	(.36)	(.34)C	(.35)	(.19)D
Net asset value, end of period	$12.13	$11.90	$10.80	$9.65	$10.35
Total ReturnE,F	5.11%	13.63%	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.66%	- %J	- %J	- %I,J
Expenses net of fee waivers, if any	.75%I	.66%	-%	-%	- %I
Expenses net of all reductions	.75%I	.66%	-%	-%	- %I
Net investment income (loss)	.89%I	1.09%	1.55%	1.54%	2.49%I
Supplemental Data
Net assets, end of period (000 omitted)	$59,973	$43,513	$18,162	$5,845	$399
Portfolio turnover rateH	29%I	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B	.07	.33
Net realized and unrealized gain (loss)	.54	.69
Total from investment operations	.61	1.02
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.37)	(.13)
Total distributions	(.37)	(.28)C
Net asset value, end of period	$12.14	$11.90
Total ReturnD,E	5.19%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%H,I
Expenses net of all reductions	.49%H	.50%H,I
Net investment income (loss)	1.14%H	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,757	$802
Portfolio turnover rateG	29%H	16%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.127 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$217,546,224	$12,693,876	$(3,328,002)	$9,365,874
Advisor Freedom 2005	174,696,002	15,371,237	(2,443,857)	12,927,380
Advisor Freedom 2010	408,526,262	47,426,523	(4,884,554)	42,541,969
Advisor Freedom 2015	930,053,617	144,973,140	(11,888,454)	133,084,686
Advisor Freedom 2020	2,124,994,731	361,101,254	(34,334,456)	326,766,798
Advisor Freedom 2025	2,556,407,055	470,031,565	(43,692,065)	426,339,500
Advisor Freedom 2030	2,542,150,551	543,512,062	(37,275,219)	506,236,843
Advisor Freedom 2035	1,990,909,385	487,530,271	(20,748,954)	466,781,317
Advisor Freedom 2040	1,808,464,369	457,994,813	(18,041,015)	439,953,798
Advisor Freedom 2045	1,176,720,994	262,756,329	(12,183,346)	250,572,983
Advisor Freedom 2050	962,959,480	207,052,309	(10,117,456)	196,934,853
Advisor Freedom 2055	556,050,807	71,525,873	(6,517,643)	65,008,230
Advisor Freedom 2060	121,617,270	9,016,654	(1,722,768)	7,293,886

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Underlying Fund shares, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Advisor Freedom Income	63,259,691	49,592,226
Advisor Freedom 2005	34,392,567	41,231,617
Advisor Freedom 2010	67,830,202	95,099,130
Advisor Freedom 2015	140,246,232	198,070,318
Advisor Freedom 2020	309,204,345	389,370,370
Advisor Freedom 2025	388,241,541	457,159,686
Advisor Freedom 2030	360,843,484	365,453,198
Advisor Freedom 2035	338,587,508	340,149,487
Advisor Freedom 2040	306,187,656	298,072,814
Advisor Freedom 2045	212,639,162	180,413,831
Advisor Freedom 2050	189,310,651	150,003,425
Advisor Freedom 2055	149,126,794	89,775,767
Advisor Freedom 2060	45,119,295	16,388,534

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.482%	.428%
Fidelity Advisor Freedom 2010 Fund	.525%	.461%
Fidelity Advisor Freedom 2015 Fund	.567%	.496%
Fidelity Advisor Freedom 2020 Fund	.610%	.531%
Fidelity Advisor Freedom 2025 Fund	.652%	.566%
Fidelity Advisor Freedom 2030 Fund	.695%	.601%
Fidelity Advisor Freedom 2035 Fund	.737%	.636%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.373%
Fidelity Advisor Freedom 2010 Fund	.392%
Fidelity Advisor Freedom 2015 Fund	.412%
Fidelity Advisor Freedom 2020 Fund	.431%
Fidelity Advisor Freedom 2025 Fund	.450%
Fidelity Advisor Freedom 2030 Fund	.470%
Fidelity Advisor Freedom 2035 Fund	.489%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service plan fees, compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$92,936	$2,036
Class M	.25%	.25%	95,674	–
Class C	.75%	.25%	65,736	4,317
			$254,346	$6,353
Advisor Freedom 2005
Class A	-%	.25%	$121,736	$3,067
Class M	.25%	.25%	63,534	116
Class C	.75%	.25%	28,957	794
			$214,227	$3,977
Advisor Freedom 2010
Class A	-%	.25%	$270,934	$8,345
Class M	.25%	.25%	189,410	4,354
Class C	.75%	.25%	125,811	–
			$586,155	$12,699
Advisor Freedom 2015
Class A	-%	.25%	$666,214	$15,612
Class M	.25%	.25%	410,540	931
Class C	.75%	.25%	270,372	2,694
			$1,347,126	$19,237
Advisor Freedom 2020
Class A	-%	.25%	$1,442,192	$31,218
Class M	.25%	.25%	930,756	2,149
Class C	.75%	.25%	493,700	36,481
			$2,866,648	$69,848
Advisor Freedom 2025
Class A	-%	.25%	$1,753,532	$48,612
Class M	.25%	.25%	1,085,076	3,237
Class C	.75%	.25%	486,584	46,012
			$3,325,192	$97,861
Advisor Freedom 2030
Class A	-%	.25%	$1,700,779	$34,744
Class M	.25%	.25%	1,152,156	1,939
Class C	.75%	.25%	487,787	49,263
			$3,340,722	$85,946
Advisor Freedom 2035
Class A	-%	.25%	$1,354,313	$31,398
Class M	.25%	.25%	921,192	4,709
Class C	.75%	.25%	333,372	35,655
			$2,608,877	$71,762
Advisor Freedom 2040
Class A	-%	.25%	$1,183,873	$26,801
Class M	.25%	.25%	878,106	763
Class C	.75%	.25%	421,955	34,877
			$2,483,934	$62,441
Advisor Freedom 2045
Class A	-%	.25%	$713,037	$17,244
Class M	.25%	.25%	528,795	3,924
Class C	.75%	.25%	157,687	23,971
			$1,399,519	$45,139
Advisor Freedom 2050
Class A	-%	.25%	$527,349	$7,795
Class M	.25%	.25%	429,854	2,179
Class C	.75%	.25%	168,257	25,667
			$1,125,460	$35,641
Advisor Freedom 2055
Class A	-%	.25%	$263,653	$4,137
Class M	.25%	.25%	193,044	163
Class C	.75%	.25%	56,185	11,590
			$512,882	$15,890
Advisor Freedom 2060
Class A	-%	.25%	$52,834	$27,374
Class M	.25%	.25%	36,616	22
Class C	.75%	.25%	14,523	7,314
			$103,973	$34,710

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$6,948
Class M	528
Class C(a)	901
$8,377
Advisor Freedom 2005
Class A	$1,569
Class M	446
Class C(a)	268
$2,283
Advisor Freedom 2010
Class A	$2,755
Class M	738
Class C(a)	396
$3,889
Advisor Freedom 2015
Class A	$9,530
Class M	3,344
Class C(a)	902
$13,776
Advisor Freedom 2020
Class A	$23,113
Class M	8,535
Class C(a)	2,865
$34,513
Advisor Freedom 2025
Class A	$31,911
Class M	16,304
Class C(a)	3,568
$51,783
Advisor Freedom 2030
Class A	$41,912
Class M	15,037
Class C(a)	5,366
$62,315
Advisor Freedom 2035
Class A	$32,966
Class M	14,253
Class C(a)	7,666
$54,885
Advisor Freedom 2040
Class A	$40,641
Class M	12,199
Class C(a)	3,372
$56,212
Advisor Freedom 2045
Class A	$29,981
Class M	8,409
Class C(a)	2,210
$40,600
Advisor Freedom 2050
Class A	$31,588
Class M	6,851
Class C(a)	2,726
$41,165
Advisor Freedom 2055
Class A	$16,257
Class M	5,000
Class C(a)	1,702
$22,959
Advisor Freedom 2060
Class A	$5,852
Class M	1,005
Class C(a)	597
$7,454

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Series Equity Value Fund ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Advisor Series Growth & Income Fund which is an affiliated investment company managed by FMR.

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$1,835,460	$263,976
Advisor Freedom 2005	2,600,106	473,487
Advisor Freedom 2010	8,110,167	1,996,669
Advisor Freedom 2015	23,603,334	4,562,791
Advisor Freedom 2020	57,172,267	5,489,085
Advisor Freedom 2025	73,263,952	6,487,561
Advisor Freedom 2030	87,711,735	7,386,714
Advisor Freedom 2035	79,733,333	5,964,782
Advisor Freedom 2040	74,045,368	5,798,888
Advisor Freedom 2045	44,156,583	3,196,466
Advisor Freedom 2050	34,515,108	2,535,731
Advisor Freedom 2055	15,452,315	540,986
Advisor Freedom 2060	1,885,573	23,858

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Advisor Freedom Income	$40
Advisor Freedom 2005	32
Advisor Freedom 2010	35
Advisor Freedom 2015	37
Advisor Freedom 2020	39
Advisor Freedom 2025	48
Advisor Freedom 2030	55
Advisor Freedom 2035	5
Advisor Freedom 2040	1
Advisor Freedom 2045	-
Advisor Freedom 2050	2
Advisor Freedom 2055	2
Advisor Freedom 2060	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018(a)
Advisor Freedom Income
From net investment income
Class A	$423,372	$1,099,143
Class M	168,162	434,009
Class C	25,475	84,788
Class I	620,590	1,334,162
Class Z6	87,524	14,910
Total	$1,325,123	$2,967,012
From net realized gain
Class A	$1,083,510	$1,878,730
Class M	556,845	905,373
Class C	194,302	326,433
Class I	1,221,176	1,957,623
Class Z6	92,326	19,793
Total	$3,148,159	$5,087,952
Advisor Freedom 2005
From net investment income
Class A	$192,361	$1,499,668
Class M	32,014	314,597
Class C	1,456	29,260
Class I	154,860	965,073
Class Z6	4,936	3,311
Total	$385,627	$2,811,909
From net realized gain
Class A	$2,492,331	$4,027,753
Class M	636,019	991,902
Class C	144,594	192,899
Class I	1,488,653	2,120,987
Class Z6	38,707	5,395
Total	$4,800,304	$7,338,936
Advisor Freedom 2010
From net investment income
Class A	$289,119	$3,281,846
Class M	49,134	928,807
Class C	–	171,747
Class I	275,688	2,274,695
Class Z6	12,723	5,012
Total	$626,664	$6,662,107
From net realized gain
Class A	$6,685,870	$12,108,352
Class M	2,272,428	4,030,464
Class C	755,232	1,392,028
Class I	4,080,167	6,664,800
Class Z6	142,657	10,693
Total	$13,936,354	$24,206,337
Advisor Freedom 2015
From net investment income
Class A	$430,803	$7,973,130
Class M	26,211	1,948,902
Class C	–	332,783
Class I	479,046	5,348,653
Class Z6	30,029	43,354
Total	$966,089	$15,646,822
From net realized gain
Class A	$19,773,366	$32,654,337
Class M	6,015,445	9,539,452
Class C	1,933,936	3,208,781
Class I	11,570,107	17,671,857
Class Z6	492,263	97,031
Total	$39,785,117	$63,171,458
Advisor Freedom 2020
From net investment income
Class A	$343,382	$16,243,820
Class M	–	4,166,252
Class C	–	631,334
Class I	757,966	12,480,682
Class Z6	67,878	54,384
Total	$1,169,226	$33,576,472
From net realized gain
Class A	$41,713,997	$56,102,883
Class M	13,057,503	17,427,080
Class C	3,333,696	4,617,388
Class I	28,332,284	34,710,233
Class Z6	1,268,800	98,749
Total	$87,706,280	$112,956,333
Advisor Freedom 2025
From net investment income
Class A	$–	$18,093,765
Class M	–	4,378,723
Class C	–	563,682
Class I	148,305	14,900,347
Class Z6	36,352	64,554
Total	$184,657	$38,001,071
From net realized gain
Class A	$49,671,068	$58,214,610
Class M	14,872,667	17,087,190
Class C	3,319,289	3,945,982
Class I	36,429,132	37,833,645
Class Z6	1,192,336	103,988
Total	$105,484,492	$117,185,415
Advisor Freedom 2030
From net investment income
Class A	$–	$14,665,530
Class M	–	3,839,299
Class C	–	484,808
Class I	–	13,363,681
Class Z6	–	76,802
Total	$–	$32,430,120
From net realized gain
Class A	$54,443,227	$61,142,849
Class M	17,958,623	19,943,569
Class C	3,791,454	4,240,085
Class I	42,674,754	42,210,713
Class Z6	1,574,692	141,530
Total	$120,442,750	$127,678,746
Advisor Freedom 2035
From net investment income
Class A	$–	$10,040,682
Class M	–	2,832,544
Class C	–	299,727
Class I	–	9,653,819
Class Z6	–	41,993
Total	$–	$22,868,765
From net realized gain
Class A	$46,028,719	$46,063,469
Class M	15,636,386	14,617,860
Class C	2,884,159	2,740,366
Class I	37,198,863	33,253,804
Class Z6	1,154,345	73,488
Total	$102,902,472	$96,748,987
Advisor Freedom 2040
From net investment income
Class A	$–	$8,881,190
Class M	–	2,655,243
Class C	–	390,961
Class I	–	8,816,392
Class Z6	–	35,650
Total	$–	$20,779,436
From net realized gain
Class A	$40,182,941	$40,808,993
Class M	14,775,205	14,342,170
Class C	3,650,217	3,641,921
Class I	33,884,549	31,372,523
Class Z6	1,047,628	64,140
Total	$93,540,540	$90,229,747
Advisor Freedom 2045
From net investment income
Class A	$–	$5,219,007
Class M	–	1,576,055
Class C	–	129,725
Class I	–	5,947,360
Class Z6	–	27,145
Total	$–	$12,899,292
From net realized gain
Class A	$23,066,720	$20,301,003
Class M	8,519,585	7,111,464
Class C	1,280,087	1,051,413
Class I	22,361,223	17,635,957
Class Z6	746,178	38,908
Total	$55,973,793	$46,138,745
Advisor Freedom 2050
From net investment income
Class A	$–	$3,857,081
Class M	–	1,283,517
Class C	–	145,803
Class I	–	4,942,896
Class Z6	–	22,378
Total	$–	$10,251,675
From net realized gain
Class A	$16,599,749	$13,859,582
Class M	6,720,507	5,314,395
Class C	1,333,297	1,032,638
Class I	18,744,933	13,916,045
Class Z6	504,465	30,737
Total	$43,902,951	$34,153,397
Advisor Freedom 2055
From net investment income
Class A	$–	$1,844,591
Class M	–	555,719
Class C	–	45,985
Class I	–	2,580,264
Class Z6	–	23,513
Total	$–	$5,050,072
From net realized gain
Class A	$7,394,439	$4,611,171
Class M	2,760,331	1,578,617
Class C	408,582	232,494
Class I	9,950,581	5,016,561
Class Z6	228,962	22,637
Total	$20,742,895	$11,461,480
Advisor Freedom 2060
From net investment income
Class A	$–	$303,602
Class M	–	87,416
Class C	–	11,911
Class I	–	372,369
Class Z6	–	5,927
Total	$–	$781,225
From net realized gain
Class A	$1,198,775	$536,013
Class M	420,164	172,103
Class C	83,471	34,235
Class I	1,487,383	555,272
Class Z6	46,623	4,856
Total	$3,236,416	$1,302,479
 (a) Distributions for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018 .

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018	Year ended March 31, 2018 (a)	Six months ended September 30, 2018	Year endedMarch 31, 2018(a)
Advisor Freedom Income
Class A
Shares sold	996,835	1,561,114	$10,859,784	$17,372,724
Reinvestment of distributions	136,668	267,313	1,480,997	2,956,413
Shares redeemed	(1,515,915)	(2,954,671)	(16,513,977)	(32,858,285)
Net increase (decrease)	(382,412)	(1,126,244)	$(4,173,196)	$(12,529,148)
Class M
Shares sold	338,494	1,231,544	$3,687,532	$13,671,270
Reinvestment of distributions	65,936	119,232	713,657	1,317,819
Shares redeemed	(418,695)	(1,400,766)	(4,556,059)	(15,542,444)
Net increase (decrease)	(14,265)	(49,990)	$(154,870)	$(553,355)
Class C
Shares sold	60,295	273,309	$655,111	$3,025,706
Reinvestment of distributions	19,254	33,546	207,871	370,253
Shares redeemed	(168,288)	(379,554)	(1,827,961)	(4,206,642)
Net increase (decrease)	(88,739)	(72,699)	$(964,979)	$(810,683)
Class I
Shares sold	1,760,317	2,536,795	$19,232,847	$28,278,478
Reinvestment of distributions	167,416	293,632	1,819,876	3,259,663
Shares redeemed	(1,311,227)	(2,708,353)	(14,316,892)	(30,196,704)
Net increase (decrease)	616,506	122,074	$6,735,831	$1,341,437
Class Z6
Shares sold	1,435,123	206,804	$15,663,682	$2,315,726
Reinvestment of distributions	16,553	3,119	179,850	34,703
Shares redeemed	(130,333)	(56,618)	(1,420,161)	(629,544)
Net increase (decrease)	1,321,343	153,305	$14,423,371	$1,720,885
Advisor Freedom 2005
Class A
Shares sold	619,381	1,335,163	$7,312,002	$16,124,405
Reinvestment of distributions	224,250	452,684	2,619,237	5,409,480
Shares redeemed	(1,444,052)	(3,307,757)	(16,990,243)	(40,042,858)
Net increase (decrease)	(600,421)	(1,519,910)	$(7,059,004)	$(18,508,973)
Class M
Shares sold	151,500	594,769	$1,781,908	$7,157,573
Reinvestment of distributions	57,123	108,652	666,621	1,298,447
Shares redeemed	(226,431)	(833,574)	(2,663,126)	(10,035,595)
Net increase (decrease)	(17,808)	(130,153)	$(214,597)	$(1,579,575)
Class C
Shares sold	10,732	112,314	$126,233	$1,348,518
Reinvestment of distributions	12,248	17,487	142,930	209,035
Shares redeemed	(25,275)	(113,001)	(297,964)	(1,365,341)
Net increase (decrease)	(2,295)	16,800	$(28,801)	$192,212
Class I
Shares sold	837,759	1,578,344	$9,916,811	$19,235,581
Reinvestment of distributions	139,245	255,470	1,637,523	3,073,797
Shares redeemed	(703,631)	(1,832,308)	(8,323,173)	(22,354,226)
Net increase (decrease)	273,373	1,506	$3,231,161	$(44,848)
Class Z6
Shares sold	34,344	122,579	$406,387	$1,494,714
Reinvestment of distributions	3,717	722	43,643	8,706
Shares redeemed	(19,048)	(5,951)	(225,165)	(71,881)
Net increase (decrease)	19,013	117,350	$224,865	$1,431,539
Advisor Freedom 2010
Class A
Shares sold	931,903	3,564,998	$11,418,305	$44,943,820
Reinvestment of distributions	567,867	1,224,022	6,899,587	15,229,168
Shares redeemed	(3,161,825)	(7,574,224)	(38,667,927)	(95,614,997)
Net increase (decrease)	(1,662,055)	(2,785,204)	$(20,350,035)	$(35,442,009)
Class M
Shares sold	399,815	1,361,175	$4,869,856	$17,164,227
Reinvestment of distributions	191,054	398,510	2,313,669	4,940,676
Shares redeemed	(712,121)	(2,349,250)	(8,691,799)	(29,490,893)
Net increase (decrease)	(121,252)	(589,565)	$(1,508,274)	$(7,385,990)
Class C
Shares sold	32,114	116,566	$388,639	$1,455,262
Reinvestment of distributions	61,598	120,905	741,019	1,491,052
Shares redeemed	(254,529)	(499,934)	(3,084,191)	(6,234,706)
Net increase (decrease)	(160,817)	(262,463)	$(1,954,533)	$(3,288,392)
Class I
Shares sold	1,349,440	3,628,003	$16,570,718	$46,034,277
Reinvestment of distributions	349,791	704,786	4,267,451	8,802,985
Shares redeemed	(1,292,673)	(3,930,369)	(15,902,986)	(49,731,898)
Net increase (decrease)	406,558	402,420	$4,935,183	$5,105,364
Class Z6
Shares sold	106,088	425,699	$1,307,738	$5,402,891
Reinvestment of distributions	12,747	1,253	155,380	15,705
Shares redeemed	(95,769)	(46,433)	(1,182,705)	(583,499)
Net increase (decrease)	23,066	380,519	$280,413	$4,835,097
Advisor Freedom 2015
Class A
Shares sold	2,125,583	6,359,677	$26,370,386	$81,015,805
Reinvestment of distributions	1,633,203	3,202,904	20,039,405	40,291,135
Shares redeemed	(6,181,255)	(18,372,028)	(76,502,045)	(233,983,987)
Net increase (decrease)	(2,422,469)	(8,809,447)	$(30,092,254)	$(112,677,047)
Class M
Shares sold	874,111	2,736,122	$10,796,661	$34,744,143
Reinvestment of distributions	490,432	907,945	6,007,786	11,406,069
Shares redeemed	(1,602,424)	(4,687,987)	(19,798,178)	(59,601,397)
Net increase (decrease)	(237,881)	(1,043,920)	$(2,993,731)	$(13,451,185)
Class C
Shares sold	177,394	430,509	$2,171,246	$5,422,977
Reinvestment of distributions	157,787	276,036	1,920,259	3,447,300
Shares redeemed	(397,366)	(1,295,042)	(4,873,446)	(16,430,837)
Net increase (decrease)	(62,185)	(588,497)	$(781,941)	$(7,560,560)
Class I
Shares sold	2,551,840	8,187,613	$31,803,684	$105,325,150
Reinvestment of distributions	960,336	1,790,662	11,879,368	22,716,014
Shares redeemed	(3,500,071)	(9,768,474)	(43,717,096)	(125,622,049)
Net increase (decrease)	12,105	209,801	$(34,044)	$2,419,115
Class Z6
Shares sold	222,505	1,089,010	$2,778,094	$14,093,662
Reinvestment of distributions	42,124	11,019	520,233	140,385
Shares redeemed	(204,441)	(81,911)	(2,549,770)	(1,049,457)
Net increase (decrease)	60,188	1,018,118	$748,557	$13,184,590
Advisor Freedom 2020
Class A
Shares sold	5,757,426	15,638,670	$77,974,056	$215,678,977
Reinvestment of distributions	3,104,795	5,240,623	41,666,350	71,580,589
Shares redeemed	(13,782,495)	(32,501,753)	(186,221,150)	(448,248,436)
Net increase (decrease)	(4,920,274)	(11,622,460)	$(66,580,744)	$(160,988,870)
Class M
Shares sold	2,252,794	5,929,123	$30,484,330	$81,613,945
Reinvestment of distributions	964,675	1,564,174	12,945,948	21,368,634
Shares redeemed	(3,499,342)	(9,968,053)	(47,335,011)	(137,166,621)
Net increase (decrease)	(281,873)	(2,474,756)	$(3,904,733)	$(34,184,042)
Class C
Shares sold	392,761	948,078	$5,273,161	$12,932,083
Reinvestment of distributions	246,491	375,317	3,283,259	5,093,860
Shares redeemed	(633,452)	(1,720,609)	(8,506,351)	(23,548,361)
Net increase (decrease)	5,800	(397,214)	$50,069	$(5,522,418)
Class I
Shares sold	7,749,708	18,997,484	$105,514,474	$264,269,563
Reinvestment of distributions	2,116,930	3,388,242	28,642,068	46,653,405
Shares redeemed	(7,542,493)	(19,661,892)	(102,892,785)	(273,240,745)
Net increase (decrease)	2,324,145	2,723,834	$31,263,757	$37,682,223
Class Z6
Shares sold	1,008,219	2,198,548	$13,779,911	$31,162,379
Reinvestment of distributions	99,013	11,033	1,336,679	153,133
Shares redeemed	(537,840)	(99,389)	(7,248,092)	(1,386,209)
Net increase (decrease)	569,392	2,110,192	$7,868,498	$29,929,303
Advisor Freedom 2025
Class A
Shares sold	7,727,707	21,155,632	$105,082,687	$291,258,604
Reinvestment of distributions	3,666,825	5,553,494	49,465,488	75,773,123
Shares redeemed	(15,563,912)	(36,469,562)	(211,387,330)	(500,742,895)
Net increase (decrease)	(4,169,380)	(9,760,436)	$(56,839,155)	$(133,711,168)
Class M
Shares sold	2,761,700	7,381,740	$37,640,089	$101,335,661
Reinvestment of distributions	1,089,369	1,551,203	14,717,379	21,218,934
Shares redeemed	(3,729,447)	(9,297,407)	(50,776,113)	(127,887,305)
Net increase (decrease)	121,622	(364,464)	$1,581,355	$(5,332,710)
Class C
Shares sold	374,310	1,054,413	$5,014,018	$14,230,748
Reinvestment of distributions	246,159	326,578	3,271,448	4,400,480
Shares redeemed	(681,904)	(1,717,786)	(9,127,365)	(23,308,720)
Net increase (decrease)	(61,435)	(336,795)	$(841,899)	$(4,677,492)
Class I
Shares sold	9,891,281	25,378,468	$135,551,153	$351,808,654
Reinvestment of distributions	2,638,201	3,774,323	35,879,552	51,976,785
Shares redeemed	(10,401,600)	(21,969,142)	(142,757,344)	(304,482,920)
Net increase (decrease)	2,127,882	7,183,649	$28,673,361	$99,302,519
Class Z6
Shares sold	1,306,665	1,889,983	$17,972,239	$26,814,303
Reinvestment of distributions	90,478	12,099	1,228,688	168,542
Shares redeemed	(595,690)	(102,569)	(8,074,201)	(1,434,592)
Net increase (decrease)	801,453	1,799,513	$11,126,726	$25,548,253
Advisor Freedom 2030
Class A
Shares sold	7,312,686	18,673,471	$108,244,266	$278,431,607
Reinvestment of distributions	3,688,448	5,074,757	54,109,564	75,068,077
Shares redeemed	(12,829,139)	(31,998,170)	(189,677,578)	(475,713,945)
Net increase (decrease)	(1,828,005)	(8,249,942)	$(27,323,748)	$(122,214,261)
Class M
Shares sold	2,940,850	6,811,790	$43,327,842	$100,640,388
Reinvestment of distributions	1,216,232	1,596,336	17,757,001	23,510,770
Shares redeemed	(3,249,829)	(9,448,868)	(47,850,527)	(139,471,738)
Net increase (decrease)	907,253	(1,040,742)	$13,234,316	$(15,320,580)
Class C
Shares sold	475,900	964,743	$6,914,339	$14,139,943
Reinvestment of distributions	260,314	315,301	3,753,725	4,593,826
Shares redeemed	(506,080)	(1,529,804)	(7,365,341)	(22,415,105)
Net increase (decrease)	230,134	(249,760)	$3,302,723	$(3,681,336)
Class I
Shares sold	9,897,405	24,584,566	$147,134,579	$367,677,762
Reinvestment of distributions	2,819,129	3,663,231	41,582,158	54,563,348
Shares redeemed	(9,380,308)	(20,246,824)	(139,734,381)	(302,278,371)
Net increase (decrease)	3,336,226	8,000,973	$48,982,356	$119,962,739
Class Z6
Shares sold	1,393,458	1,841,365	$20,792,658	$28,526,620
Reinvestment of distributions	106,976	14,449	1,574,692	218,332
Shares redeemed	(241,551)	(68,960)	(3,597,470)	(1,049,203)
Net increase (decrease)	1,258,883	1,786,854	$18,769,880	$27,695,749
Advisor Freedom 2035
Class A
Shares sold	6,617,634	16,076,305	$96,202,015	$233,388,018
Reinvestment of distributions	3,183,186	3,857,946	45,837,907	55,595,824
Shares redeemed	(10,509,089)	(28,095,944)	(152,546,370)	(406,790,784)
Net increase (decrease)	(708,269)	(8,161,693)	$(10,506,448)	$(117,806,942)
Class M
Shares sold	2,701,510	6,398,268	$38,940,620	$91,831,716
Reinvestment of distributions	1,087,369	1,206,444	15,516,791	17,272,407
Shares redeemed	(3,027,363)	(7,462,512)	(43,588,981)	(106,846,943)
Net increase (decrease)	761,516	142,200	$10,868,430	$2,257,180
Class C
Shares sold	302,357	693,842	$4,282,581	$9,794,664
Reinvestment of distributions	203,626	212,457	2,852,804	2,989,811
Shares redeemed	(346,677)	(945,420)	(4,890,074)	(13,367,741)
Net increase (decrease)	159,306	(39,121)	$2,245,311	$(583,266)
Class I
Shares sold	8,876,110	21,843,836	$129,750,617	$318,376,949
Reinvestment of distributions	2,493,002	2,892,062	36,173,457	42,049,701
Shares redeemed	(9,167,571)	(16,207,972)	(134,377,707)	(235,522,368)
Net increase (decrease)	2,201,541	8,527,926	$31,546,367	$124,904,282
Class Z6
Shares sold	1,119,601	1,087,189	$16,435,157	$16,548,830
Reinvestment of distributions	79,580	7,787	1,153,912	115,481
Shares redeemed	(133,843)	(24,549)	(1,964,892)	(369,912)
Net increase (decrease)	1,065,338	1,070,427	$15,624,177	$16,294,399
Advisor Freedom 2040
Class A
Shares sold	5,291,321	13,534,093	$82,421,615	$210,888,429
Reinvestment of distributions	2,591,702	3,189,871	39,989,970	49,256,170
Shares redeemed	(8,620,917)	(22,500,034)	(134,165,834)	(348,416,945)
Net increase (decrease)	(737,894)	(5,776,070)	$(11,754,249)	$(88,272,346)
Class M
Shares sold	2,264,833	5,361,973	$35,114,373	$82,647,592
Reinvestment of distributions	954,523	1,095,300	14,651,940	16,854,754
Shares redeemed	(2,369,247)	(6,875,453)	(36,711,065)	(106,016,831)
Net increase (decrease)	850,109	(418,180)	$13,055,248	$(6,514,485)
Class C
Shares sold	318,813	663,291	$4,842,094	$10,055,292
Reinvestment of distributions	241,780	263,236	3,636,371	3,975,590
Shares redeemed	(473,956)	(987,718)	(7,211,474)	(15,051,497)
Net increase (decrease)	86,637	(61,191)	$1,266,991	$(1,020,615)
Class I
Shares sold	7,283,415	18,668,939	$114,098,178	$291,013,150
Reinvestment of distributions	2,127,525	2,537,951	33,040,481	39,478,312
Shares redeemed	(7,343,745)	(15,449,375)	(115,187,547)	(239,687,652)
Net increase (decrease)	2,067,195	5,757,515	$31,951,112	$90,803,810
Class Z6
Shares sold	1,237,560	794,020	$19,344,195	$12,962,617
Reinvestment of distributions	67,539	6,296	1,047,531	99,790
Shares redeemed	(122,933)	(47,766)	(1,942,739)	(764,460)
Net increase (decrease)	1,182,166	752,550	$18,448,987	$12,297,947
Advisor Freedom 2045
Class A
Shares sold	5,540,787	13,727,303	$67,280,091	$165,419,383
Reinvestment of distributions	1,916,259	2,111,307	23,052,622	25,306,735
Shares redeemed	(7,501,670)	(18,819,577)	(91,007,898)	(226,166,494)
Net increase (decrease)	(44,624)	(2,980,967)	$(675,185)	$(35,440,376)
Class M
Shares sold	2,216,052	5,337,435	$26,687,806	$63,538,185
Reinvestment of distributions	710,078	725,117	8,471,240	8,629,046
Shares redeemed	(2,235,640)	(5,588,094)	(26,920,363)	(66,670,324)
Net increase (decrease)	690,490	474,458	$8,238,683	$5,496,907
Class C
Shares sold	235,030	538,892	$2,794,542	$6,337,359
Reinvestment of distributions	108,295	100,141	1,275,718	1,176,826
Shares redeemed	(213,850)	(569,666)	(2,547,234)	(6,680,355)
Net increase (decrease)	129,475	69,367	$1,523,026	$833,830
Class I
Shares sold	7,637,522	18,230,130	$93,291,481	$220,391,466
Reinvestment of distributions	1,788,223	1,909,984	21,655,388	23,065,247
Shares redeemed	(6,515,473)	(13,073,999)	(79,729,403)	(157,647,342)
Net increase (decrease)	2,910,272	7,066,115	$35,217,466	$85,809,371
Class Z6
Shares sold	1,149,345	773,539	$14,051,844	$9,848,378
Reinvestment of distributions	61,617	5,348	746,178	66,053
Shares redeemed	(158,151)	(36,784)	(1,935,283)	(463,616)
Net increase (decrease)	1,052,811	742,103	$12,862,739	$9,450,815
Advisor Freedom 2050
Class A
Shares sold	5,073,711	11,534,676	$61,462,990	$138,373,199
Reinvestment of distributions	1,380,223	1,468,363	16,576,501	17,545,962
Shares redeemed	(6,609,335)	(14,017,700)	(80,032,798)	(167,648,735)
Net increase (decrease)	(155,401)	(1,014,661)	$(1,993,307)	$(11,729,574)
Class M
Shares sold	2,062,217	4,567,158	$24,835,580	$54,283,581
Reinvestment of distributions	556,145	548,964	6,640,384	6,528,163
Shares redeemed	(1,850,058)	(4,589,984)	(22,258,225)	(54,563,744)
Net increase (decrease)	768,304	526,138	$9,217,739	$6,248,000
Class C
Shares sold	227,524	549,763	$2,706,833	$6,479,431
Reinvestment of distributions	112,829	99,910	1,331,387	1,175,213
Shares redeemed	(217,352)	(472,463)	(2,579,111)	(5,565,541)
Net increase (decrease)	123,001	177,210	$1,459,109	$2,089,103
Class I
Shares sold	7,551,921	15,917,116	$92,061,405	$191,830,629
Reinvestment of distributions	1,504,665	1,535,401	18,191,406	18,474,731
Shares redeemed	(5,773,584)	(11,055,908)	(70,455,685)	(132,614,886)
Net increase (decrease)	3,283,002	6,396,609	$39,797,126	$77,690,474
Class Z6
Shares sold	844,980	472,741	$10,268,898	$5,954,232
Reinvestment of distributions	41,760	4,315	504,465	53,115
Shares redeemed	(101,432)	(34,945)	(1,238,521)	(435,038)
Net increase (decrease)	785,308	442,111	$9,534,842	$5,572,309
Advisor Freedom 2055
Class A
Shares sold	3,573,122	7,389,570	$47,678,222	$97,025,975
Reinvestment of distributions	558,186	464,392	7,390,389	6,094,883
Shares redeemed	(4,280,792)	(6,137,615)	(57,286,182)	(80,819,354)
Net increase (decrease)	(149,484)	1,716,347	$(2,217,571)	$22,301,504
Class M
Shares sold	1,173,618	2,572,643	$15,592,036	$33,545,253
Reinvestment of distributions	208,976	162,770	2,752,216	2,128,319
Shares redeemed	(816,055)	(2,024,835)	(10,812,735)	(26,432,101)
Net increase (decrease)	566,539	710,578	$7,531,517	$9,241,471
Class C
Shares sold	104,713	234,550	$1,383,317	$3,032,224
Reinvestment of distributions	31,189	21,409	408,573	278,373
Shares redeemed	(80,806)	(154,192)	(1,063,909)	(2,007,723)
Net increase (decrease)	55,096	101,767	$727,981	$1,302,874
Class I
Shares sold	6,388,305	9,490,266	$85,734,442	$125,145,410
Reinvestment of distributions	712,867	575,059	9,473,996	7,595,782
Shares redeemed	(2,978,672)	(5,026,424)	(39,965,891)	(66,081,707)
Net increase (decrease)	4,122,500	5,038,901	$55,242,547	$66,659,485
Class Z6
Shares sold	423,615	249,882	$5,669,060	$3,376,620
Reinvestment of distributions	17,228	3,421	228,962	46,150
Shares redeemed	(52,366)	(21,021)	(704,704)	(287,425)
Net increase (decrease)	388,477	232,282	$5,193,318	$3,135,345
Advisor Freedom 2060
Class A
Shares sold	1,409,138	2,518,107	$16,755,217	$29,318,657
Reinvestment of distributions	101,462	69,940	1,198,268	818,159
Shares redeemed	(807,527)	(1,111,272)	(9,601,382)	(13,053,777)
Net increase (decrease)	703,073	1,476,775	$8,352,103	$17,083,039
Class M
Shares sold	531,130	853,066	$6,318,556	$9,913,922
Reinvestment of distributions	35,607	22,158	420,164	259,519
Shares redeemed	(248,149)	(341,132)	(2,949,070)	(4,020,381)
Net increase (decrease)	318,588	534,092	$3,789,650	$6,153,060
Class C
Shares sold	89,752	143,405	$1,067,443	$1,675,744
Reinvestment of distributions	7,067	3,926	83,466	46,030
Shares redeemed	(34,893)	(39,845)	(412,410)	(460,687)
Net increase (decrease)	61,926	107,486	$738,499	$1,261,087
Class I
Shares sold	2,046,344	2,852,854	$24,436,879	$33,462,097
Reinvestment of distributions	122,001	78,919	1,445,706	927,618
Shares redeemed	(880,429)	(957,855)	(10,533,837)	(11,278,135)
Net increase (decrease)	1,287,916	1,973,918	$15,348,748	$23,111,580
Class Z6
Shares sold	116,143	137,048	$1,386,144	$1,670,098
Reinvestment of distributions	3,934	901	46,623	10,783
Shares redeemed	(42,819)	(70,553)	(513,319)	(867,591)
Net increase (decrease)	77,258	67,396	$919,448	$813,290

 (a) Share transactions for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	10%	14%	17%	16%	15%	10%
Fidelity Advisor Series Growth Opportunities Fund	10%	14%	17%	16%	15%	10%
Fidelity Advisor Series Small Cap Fund	10%	14%	17%	16%	15%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	99%
Fidelity Advisor Series Growth Opportunities Fund	99%
Fidelity Advisor Series Small Cap Fund	99%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Advisor Freedom Income
Class A	.71%
Actual		$1,000.00	$1,008.30	$3.57
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.96%
Actual		$1,000.00	$1,007.00	$4.83
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class C	1.46%
Actual		$1,000.00	$1,004.60	$7.34
Hypothetical-C		$1,000.00	$1,017.75	$7.39
Class I	.47%
Actual		$1,000.00	$1,008.90	$2.37
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class Z6	.37%
Actual		$1,000.00	$1,009.80	$1.86
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Advisor Freedom 2005
Class A	.73%
Actual		$1,000.00	$1,013.70	$3.69
Hypothetical-C		$1,000.00	$1,021.41	$3.70
Class M	.98%
Actual		$1,000.00	$1,012.20	$4.94
Hypothetical-C		$1,000.00	$1,020.16	$4.96
Class C	1.48%
Actual		$1,000.00	$1,008.60	$7.45
Hypothetical-C		$1,000.00	$1,017.65	$7.49
Class I	.48%
Actual		$1,000.00	$1,015.10	$2.42
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class Z6	.37%
Actual		$1,000.00	$1,014.90	$1.87
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Advisor Freedom 2010
Class A	.77%
Actual		$1,000.00	$1,018.50	$3.90
Hypothetical-C		$1,000.00	$1,021.21	$3.90
Class M	1.02%
Actual		$1,000.00	$1,017.00	$5.16
Hypothetical-C		$1,000.00	$1,019.95	$5.17
Class C	1.52%
Actual		$1,000.00	$1,014.20	$7.67
Hypothetical-C		$1,000.00	$1,017.45	$7.69
Class I	.53%
Actual		$1,000.00	$1,019.10	$2.68
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class Z6	.39%
Actual		$1,000.00	$1,019.80	$1.97
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Advisor Freedom 2015
Class A	.82%
Actual		$1,000.00	$1,023.40	$4.16
Hypothetical-C		$1,000.00	$1,020.96	$4.15
Class M	1.07%
Actual		$1,000.00	$1,021.90	$5.42
Hypothetical-C		$1,000.00	$1,019.70	$5.42
Class C	1.57%
Actual		$1,000.00	$1,019.90	$7.95
Hypothetical-C		$1,000.00	$1,017.20	$7.94
Class I	.57%
Actual		$1,000.00	$1,024.70	$2.89
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class Z6	.41%
Actual		$1,000.00	$1,025.50	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Advisor Freedom 2020
Class A	.86%
Actual		$1,000.00	$1,027.40	$4.37
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class M	1.11%
Actual		$1,000.00	$1,026.00	$5.64
Hypothetical-C		$1,000.00	$1,019.50	$5.62
Class C	1.61%
Actual		$1,000.00	$1,023.20	$8.17
Hypothetical-C		$1,000.00	$1,017.00	$8.14
Class I	.61%
Actual		$1,000.00	$1,028.60	$3.10
Hypothetical-C		$1,000.00	$1,022.01	$3.09
Class Z6	.43%
Actual		$1,000.00	$1,029.70	$2.19
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Advisor Freedom 2025
Class A	.90%
Actual		$1,000.00	$1,031.40	$4.58
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class M	1.15%
Actual		$1,000.00	$1,029.90	$5.85
Hypothetical-C		$1,000.00	$1,019.30	$5.82
Class C	1.65%
Actual		$1,000.00	$1,027.30	$8.39
Hypothetical-C		$1,000.00	$1,016.80	$8.34
Class I	.65%
Actual		$1,000.00	$1,032.60	$3.31
Hypothetical-C		$1,000.00	$1,021.81	$3.29
Class Z6	.45%
Actual		$1,000.00	$1,033.60	$2.29
Hypothetical-C		$1,000.00	$1,022.81	$2.28
Advisor Freedom 2030
Class A	.94%
Actual		$1,000.00	$1,038.80	$4.80
Hypothetical-C		$1,000.00	$1,020.36	$4.76
Class M	1.19%
Actual		$1,000.00	$1,037.70	$6.08
Hypothetical-C		$1,000.00	$1,019.10	$6.02
Class C	1.70%
Actual		$1,000.00	$1,034.80	$8.67
Hypothetical-C		$1,000.00	$1,016.55	$8.59
Class I	.70%
Actual		$1,000.00	$1,040.00	$3.58
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class Z6	.47%
Actual		$1,000.00	$1,041.20	$2.40
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Advisor Freedom 2035
Class A	.99%
Actual		$1,000.00	$1,047.20	$5.08
Hypothetical-C		$1,000.00	$1,020.10	$5.01
Class M	1.24%
Actual		$1,000.00	$1,045.50	$6.36
Hypothetical-C		$1,000.00	$1,018.85	$6.28
Class C	1.74%
Actual		$1,000.00	$1,042.70	$8.91
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.74%
Actual		$1,000.00	$1,048.30	$3.80
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class Z6	.49%
Actual		$1,000.00	$1,049.00	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2040
Class A	1.00%
Actual		$1,000.00	$1,049.70	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.60	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,046.20	$8.98
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,050.70	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,052.10	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2045
Class A	1.00%
Actual		$1,000.00	$1,049.30	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.00	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,045.10	$8.97
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,050.70	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,052.40	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2050
Class A	1.00%
Actual		$1,000.00	$1,050.00	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.50	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,045.60	$8.97
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,050.50	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,052.20	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2055
Class A	1.00%
Actual		$1,000.00	$1,049.60	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.30	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,045.50	$8.97
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,051.00	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,051.80	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2060
Class A	1.00%
Actual		$1,000.00	$1,049.50	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.70	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,046.00	$8.98
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,051.10	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,051.90	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. In connection with the renewal of the Advisory Contracts for the funds, the Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Advisor Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Advisor Freedom 2005 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2005
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
10
10
6
9
5
7
1
48
8
5
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	93%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2010 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2010
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
10
8
6
7
5
2
1
53
8
5
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	94%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2015 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2015
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
10
8
6
7
5
1
1
57
8
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	97%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2020 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2020
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
8
7
3
6
5
1
8
61
1
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	99%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2025 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
FA Freedom 2025
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
3
6
6
7
7
3
65
9
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	91%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2030 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2030
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
3
6
6
7
7
3
1
70
9
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	93%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2035 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2035
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
4
6
6
7
7
3
1
9
74
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	95%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2040 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2040
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
7
6
6
7
7
3
1
75
9
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	96%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2045 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2045
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
10
6
6
7
7
3
2
75
9
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	96%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2050 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
FA Freedom 2050
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
10
10
6
10
7
3
2
75
9
4
2013
2014
2015
2016
2017

TMG %	0%	0%	0%	0%	96%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2055 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
FA Freedom 2055
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
11
10
10
6
10
7
8
3
75
9
8
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	96%
Funds	688	248	269	352	387
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Advisor Freedom 2060 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Freedom 2060
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
7
6
7
5
3
75
10
9
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	-	0%	0%	0%	96%
Funds	-	248	269	352	387
ASPG Quartile	-	1st	1st	1st	4th

Fidelity Advisor Freedom Income Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
FA Freedom Income
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
10
10
10
10
6
10
5
7
1
47
8
5
2013
2014
2015
2016
2017

TMG %	0%	0%	0%	0%	91%
Funds	688	127	122	142	145
ASPG Quartile	1st	1st	1st	1st	4th

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2017. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of Class A (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, and Fidelity Advisor Freedom Income Fund; (ii) ranked equal to the competitive median for 2017 for Fidelity Advisor Freedom 2030 Fund; and (iii) ranked above the competitive median for 2017 for Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, and Fidelity Advisor Freedom 2060. The Board noted that for each fund for which the total expense ratio of Class A was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class A of each such fund ranks below the competitive median.

The Board noted that the total expense ratio of Class M of each fund (including expenses of the Series Funds) ranked above the competitive median for 2017. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with institutional load funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of certain funds is below median and the total expense ratio of Class M of the remaining funds is above median.

The Board noted that the total expense ratio of Class C (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Fidelity Advisor Freedom 2005 Fund and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2017 for all other funds. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C of certain funds is below median and the total expense ratio of Class C of the remaining funds is above the median.

The Board noted that the total expense ratio of Class I (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2017 for Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, and Fidelity Advisor Freedom 2060 Fund. The Board noted that, for each fund for which the total expense ratio of Class I was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class I of each such fund ranks below the competitive median.

The Board noted that the total expense ratio of Class Z6 (including expenses of the Series Funds) for each fund ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class Z6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class Z6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

AFF-SANN-1118
1.792138.115

Fidelity Flex℠ Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2018

Contents

Fidelity Flex℠ Freedom Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Flex℠ Freedom Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.9
Fidelity Series Government Money Market Fund 2.12%	18.7
Fidelity Series Inflation-Protected Bond Index Fund	12.8
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series International Growth Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series Commodity Strategy Fund	1.9
Fidelity Series Intrinsic Opportunities Fund	1.5
88.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.7%
International Equity Funds	8.8%
Bond Funds	57.1%
Short-Term Funds	23.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Income Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	27	$368
Fidelity Series Blue Chip Growth Fund (a)	43	661
Fidelity Series Commodity Strategy Fund (a)	392	1,962
Fidelity Series Growth Company Fund (a)	66	1,342
Fidelity Series Intrinsic Opportunities Fund (a)	88	1,608
Fidelity Series Large Cap Stock Fund (a)	90	1,429
Fidelity Series Large Cap Value Index Fund (a)	30	400
Fidelity Series Opportunistic Insights Fund (a)	36	720
Fidelity Series Small Cap Discovery Fund (a)	16	194
Fidelity Series Small Cap Opportunities Fund (a)	41	597
Fidelity Series Stock Selector Large Cap Value Fund (a)	82	1,091
Fidelity Series Value Discovery Fund (a)	57	775
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,402)		11,147

International Equity Funds - 8.8%
Fidelity Series Canada Fund (a)	22	240
Fidelity Series Emerging Markets Fund (a)	37	361
Fidelity Series Emerging Markets Opportunities Fund (a)	169	3,247
Fidelity Series International Growth Fund (a)	146	2,392
Fidelity Series International Small Cap Fund (a)	32	575
Fidelity Series International Value Fund (a)	226	2,382
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,959)		9,197

Bond Funds - 57.1%
Fidelity Series Emerging Markets Debt Fund (a)	82	779
Fidelity Series Floating Rate High Income Fund (a)	28	264
Fidelity Series High Income Fund (a)	148	1,426
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,379	13,389
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	3,536	38,511
Fidelity Series Long-Term Treasury Bond Index Fund (a)	563	4,635
Fidelity Series Real Estate Income Fund (a)	47	505
TOTAL BOND FUNDS
(Cost $61,316)		59,561

Short-Term Funds - 23.4%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	19,503	19,503
Fidelity Series Short-Term Credit Fund (a)	494	4,874
TOTAL SHORT-TERM FUNDS
(Cost $24,437)		24,377
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,114)		104,282
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$104,281

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443	$--	$460	$--	$48	$(31)	$--
Fidelity Series All-Sector Equity Fund	849	14	582	--	18	69	368
Fidelity Series Blue Chip Growth Fund	878	90	387	66	44	36	661
Fidelity Series Canada Fund	259	32	67	--	1	15	240
Fidelity Series Commodity Strategy Fund	2,193	274	342	117	(3)	(160)	1,962
Fidelity Series Emerging Markets Debt Fund	782	40	--	23	--	(43)	779
Fidelity Series Emerging Markets Fund	--	361	--	--	--	--	361
Fidelity Series Emerging Markets Opportunities Fund	3,179	1,034	589	--	9	(386)	3,247
Fidelity Series Floating Rate High Income Fund	250	14	--	7	--	--	264
Fidelity Series Government Money Market Fund 2.12%	23,960	2,769	7,226	215	--	--	19,503
Fidelity Series Growth Company Fund	1,755	68	722	--	108	133	1,342
Fidelity Series High Income Fund	1,552	48	186	43	(3)	15	1,426
Fidelity Series Inflation-Protected Bond Index Fund	3,913	9,535	16	13	--	(43)	13,389
Fidelity Series International Credit Fund	38	14	--	1	--	--	52
Fidelity Series International Growth Fund	2,691	325	655	--	23	8	2,392
Fidelity Series International Small Cap Fund	668	86	154	--	6	(31)	575
Fidelity Series International Value Fund	2,640	308	544	--	(4)	(18)	2,382
Fidelity Series Intrinsic Opportunities Fund	2,156	154	748	76	59	(13)	1,608
Fidelity Series Investment Grade Bond Fund	39,273	972	1,277	556	(29)	(428)	38,511
Fidelity Series Large Cap Stock Fund	1,920	148	735	102	45	51	1,429
Fidelity Series Large Cap Value Index Fund	550	15	200	--	12	23	400
Fidelity Series Long-Term Treasury Bond Index Fund	2,147	3,207	553	38	(34)	(132)	4,635
Fidelity Series Opportunistic Insights Fund	962	25	383	--	34	82	720
Fidelity Series Real Estate Equity Fund	173	9	190	3	(9)	17	--
Fidelity Series Real Estate Income Fund	472	30	--	21	--	3	505
Fidelity Series Short-Term Credit Fund	5,864	439	1,429	65	(17)	17	4,874
Fidelity Series Small Cap Discovery Fund	262	20	85	16	3	(6)	194
Fidelity Series Small Cap Opportunities Fund	799	59	301	48	22	18	597
Fidelity Series Stock Selector Large Cap Value Fund	1,499	23	526	--	8	87	1,091
Fidelity Series Value Discovery Fund	1,065	29	376	--	7	50	775
Total	$103,192	$20,142	$18,733	$1,410	$348	$(667)	$104,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $105,114)	$104,282
Total Investment in Securities (cost $105,114)		$104,282
Receivable for investments sold		1,064
Total assets		105,346
Liabilities
Payable for investments purchased	$1,065
Total liabilities		1,065
Net Assets		$104,281
Net Assets consist of:
Paid in capital		$104,157
Undistributed net investment income		355
Accumulated undistributed net realized gain (loss) on investments		601
Net unrealized appreciation (depreciation) on investments		(832)
Net Assets, for 10,412 shares outstanding		$104,281
Net Asset Value, offering price and redemption price per share ($104,281 ÷ 10,412.7 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,145
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	348
Capital gain distributions from underlying funds:
Affiliated issuers	265
Total net realized gain (loss)		613
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(667)
Total change in net unrealized appreciation (depreciation)		(667)
Net gain (loss)		(54)
Net increase (decrease) in net assets resulting from operations		$1,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,144	$1,843
Net realized gain (loss)	613	1,513
Change in net unrealized appreciation (depreciation)	(667)	(165)
Net increase (decrease) in net assets resulting from operations	1,090	3,191
Distributions to shareholders from net investment income	(981)	(1,651)
Distributions to shareholders from net realized gain	(921)	(604)
Total distributions	(1,902)	(2,255)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	1,902	2,255
Net increase (decrease) in net assets resulting from share transactions	1,902	102,255
Total increase (decrease) in net assets	1,090	103,191
Net Assets
Beginning of period	103,191	–
End of period	$104,281	$103,191
Other Information
Undistributed net investment income end of period	$355	$192
Shares
Sold	–	10,000
Issued in reinvestment of distributions	190	222
Net increase (decrease)	190	10,222

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.18
Net realized and unrealized gain (loss)	–C	.13
Total from investment operations	.11	.31
Distributions from net investment income	(.10)	(.16)
Distributions from net realized gain	(.09)	(.06)
Total distributions	(.19)	(.22)
Net asset value, end of period	$10.01	$10.09
Total ReturnD	1.06%	3.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	2.21%G	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$104	$103
Portfolio turnover rateE	36%G	10%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.7
Fidelity Series Government Money Market Fund 2.12%	15.4
Fidelity Series Inflation-Protected Bond Index Fund	11.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Short-Term Credit Fund	3.8
Fidelity Series International Growth Fund	3.2
Fidelity Series International Value Fund	3.1
Fidelity Series Intrinsic Opportunities Fund	2.6
Fidelity Series Large Cap Stock Fund	2.3
83.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.9%
International Equity Funds	11.7%
Bond Funds	52.2%
Short-Term Funds	19.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2005 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	47	$634
Fidelity Series Blue Chip Growth Fund (a)	75	1,141
Fidelity Series Commodity Strategy Fund (a)	415	2,076
Fidelity Series Growth Company Fund (a)	115	2,315
Fidelity Series Intrinsic Opportunities Fund (a)	151	2,774
Fidelity Series Large Cap Stock Fund (a)	155	2,464
Fidelity Series Large Cap Value Index Fund (a)	52	690
Fidelity Series Opportunistic Insights Fund (a)	63	1,242
Fidelity Series Small Cap Discovery Fund (a)	28	334
Fidelity Series Small Cap Opportunities Fund (a)	70	1,030
Fidelity Series Stock Selector Large Cap Value Fund (a)	142	1,881
Fidelity Series Value Discovery Fund (a)	98	1,336
TOTAL DOMESTIC EQUITY FUNDS
(Cost $16,621)		17,917

International Equity Funds - 11.7%
Fidelity Series Canada Fund (a)	31	335
Fidelity Series Emerging Markets Fund (a)	48	461
Fidelity Series Emerging Markets Opportunities Fund (a)	216	4,141
Fidelity Series International Growth Fund (a)	203	3,322
Fidelity Series International Small Cap Fund (a)	45	799
Fidelity Series International Value Fund (a)	314	3,308
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,031)		12,366

Bond Funds - 52.2%
Fidelity Series Emerging Markets Debt Fund (a)	79	757
Fidelity Series Floating Rate High Income Fund (a)	27	257
Fidelity Series High Income Fund (a)	152	1,457
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,194	11,591
Fidelity Series International Credit Fund (a)	5	53
Fidelity Series Investment Grade Bond Fund (a)	3,275	35,665
Fidelity Series Long-Term Treasury Bond Index Fund (a)	593	4,884
Fidelity Series Real Estate Income Fund (a)	48	512
TOTAL BOND FUNDS
(Cost $56,821)		55,176

Short-Term Funds - 19.2%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	16,281	16,281
Fidelity Series Short-Term Credit Fund (a)	413	4,069
TOTAL SHORT-TERM FUNDS
(Cost $20,398)		20,350
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,871)		105,809
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$105,810

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$668	$--	$690	$--	$68	$(46)	$--
Fidelity Series All-Sector Equity Fund	1,281	13	794	--	27	107	634
Fidelity Series Blue Chip Growth Fund	1,338	136	447	112	50	64	1,141
Fidelity Series Canada Fund	351	31	68	--	1	20	335
Fidelity Series Commodity Strategy Fund	2,201	306	261	124	(7)	(163)	2,076
Fidelity Series Emerging Markets Debt Fund	772	27	--	23	--	(42)	757
Fidelity Series Emerging Markets Fund	--	461	--	--	--	--	461
Fidelity Series Emerging Markets Opportunities Fund	4,172	1,182	691	--	(9)	(513)	4,141
Fidelity Series Floating Rate High Income Fund	250	7	--	7	--	--	257
Fidelity Series Government Money Market Fund 2.12%	19,357	2,698	5,774	177	--	--	16,281
Fidelity Series Growth Company Fund	2,647	82	790	--	118	258	2,315
Fidelity Series High Income Fund	1,555	49	160	44	(2)	15	1,457
Fidelity Series Inflation-Protected Bond Index Fund	3,511	8,129	13	11	--	(36)	11,591
Fidelity Series International Credit Fund	51	3	--	1	--	(1)	53
Fidelity Series International Growth Fund	3,624	276	625	--	23	24	3,322
Fidelity Series International Small Cap Fund	900	101	167	--	5	(40)	799
Fidelity Series International Value Fund	3,575	218	465	--	(2)	(18)	3,308
Fidelity Series Intrinsic Opportunities Fund	3,236	245	768	129	53	8	2,774
Fidelity Series Investment Grade Bond Fund	36,345	897	1,153	517	(29)	(395)	35,665
Fidelity Series Large Cap Stock Fund	2,895	221	794	163	45	97	2,464
Fidelity Series Large Cap Value Index Fund	830	10	205	--	13	42	690
Fidelity Series Long-Term Treasury Bond Index Fund	2,293	3,295	532	41	(28)	(144)	4,884
Fidelity Series Opportunistic Insights Fund	1,451	31	419	--	36	143	1,242
Fidelity Series Real Estate Equity Fund	261	2	272	2	(16)	25	--
Fidelity Series Real Estate Income Fund	485	24	--	21	--	3	512
Fidelity Series Short-Term Credit Fund	4,728	502	1,162	53	(13)	14	4,069
Fidelity Series Small Cap Discovery Fund	395	30	86	24	2	(7)	334
Fidelity Series Small Cap Opportunities Fund	1,205	101	328	81	23	29	1,030
Fidelity Series Stock Selector Large Cap Value Fund	2,260	34	560	--	8	139	1,881
Fidelity Series Value Discovery Fund	1,606	28	387	--	7	82	1,336
Total	$104,243	$19,139	$17,611	$1,530	$373	$(335)	$105,809

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $105,871)	$105,809
Total Investment in Securities (cost $105,871)		$105,809
Receivable for investments sold		1,324
Total assets		107,133
Liabilities
Payable for investments purchased	$1,323
Total liabilities		1,323
Net Assets		$105,810
Net Assets consist of:
Paid in capital		$103,988
Undistributed net investment income		1,089
Accumulated undistributed net realized gain (loss) on investments		795
Net unrealized appreciation (depreciation) on investments		(62)
Net Assets, for 10,392 shares outstanding		$105,810
Net Asset Value, offering price and redemption price per share ($105,810 ÷ 10,392 shares)		$10.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,094
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	373
Capital gain distributions from underlying funds:
Affiliated issuers	436
Total net realized gain (loss)		809
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(335)
Total change in net unrealized appreciation (depreciation)		(335)
Net gain (loss)		474
Net increase (decrease) in net assets resulting from operations		$1,567

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,093	$1,856
Net realized gain (loss)	809	2,114
Change in net unrealized appreciation (depreciation)	(335)	273
Net increase (decrease) in net assets resulting from operations	1,567	4,243
Distributions to shareholders from net investment income	(460)	(1,400)
Distributions to shareholders from net realized gain	(1,328)	(800)
Total distributions	(1,788)	(2,200)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	1,788	2,200
Net increase (decrease) in net assets resulting from share transactions	1,788	102,200
Total increase (decrease) in net assets	1,567	104,243
Net Assets
Beginning of period	104,243	–
End of period	$105,810	$104,243
Other Information
Undistributed net investment income end of period	$1,089	$456
Shares
Sold	–	10,000
Issued in reinvestment of distributions	177	215
Net increase (decrease)	177	10,215

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.18
Net realized and unrealized gain (loss)	.04	.25
Total from investment operations	.15	.43
Distributions from net investment income	(.05)	(.14)
Distributions from net realized gain	(.13)	(.08)
Total distributions	(.18)	(.22)
Net asset value, end of period	$10.18	$10.21
Total ReturnC	1.43%	4.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %F
Expenses net of fee waivers, if any	- %F,G	- %F
Expenses net of all reductions	- %F,G	- %F
Net investment income (loss)	2.08%F	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$106	$104
Portfolio turnover rateD	34%F	13%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.1
Fidelity Series Government Money Market Fund 2.12%	12.1
Fidelity Series Inflation-Protected Bond Index Fund	9.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Growth Fund	4.0
Fidelity Series International Value Fund	4.0
Fidelity Series Intrinsic Opportunities Fund	3.8
Fidelity Series Large Cap Stock Fund	3.3
Fidelity Series Growth Company Fund	3.1
79.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.4%
International Equity Funds	14.7%
Bond Funds	46.8%
Short-Term Funds	15.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2010 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	67	$918
Fidelity Series Blue Chip Growth Fund (a)	108	1,652
Fidelity Series Commodity Strategy Fund (a)	425	2,123
Fidelity Series Growth Company Fund (a)	166	3,352
Fidelity Series Intrinsic Opportunities Fund (a)	219	4,016
Fidelity Series Large Cap Stock Fund (a)	224	3,568
Fidelity Series Large Cap Value Index Fund (a)	76	999
Fidelity Series Opportunistic Insights Fund (a)	91	1,798
Fidelity Series Small Cap Discovery Fund (a)	40	484
Fidelity Series Small Cap Opportunities Fund (a)	102	1,492
Fidelity Series Stock Selector Large Cap Value Fund (a)	206	2,724
Fidelity Series Value Discovery Fund (a)	141	1,935
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,184)		25,061

International Equity Funds - 14.7%
Fidelity Series Canada Fund (a)	40	435
Fidelity Series Emerging Markets Fund (a)	59	568
Fidelity Series Emerging Markets Opportunities Fund (a)	266	5,104
Fidelity Series International Growth Fund (a)	263	4,309
Fidelity Series International Small Cap Fund (a)	58	1,037
Fidelity Series International Value Fund (a)	408	4,291
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,307)		15,744

Bond Funds - 46.8%
Fidelity Series Emerging Markets Debt Fund (a)	80	766
Fidelity Series Floating Rate High Income Fund (a)	27	260
Fidelity Series High Income Fund (a)	155	1,491
Fidelity Series Inflation-Protected Bond Index Fund (a)	998	9,692
Fidelity Series International Credit Fund (a)	5	53
Fidelity Series Investment Grade Bond Fund (a)	2,963	32,268
Fidelity Series Long-Term Treasury Bond Index Fund (a)	627	5,166
Fidelity Series Real Estate Income Fund (a)	47	508
TOTAL BOND FUNDS
(Cost $51,730)		50,204

Short-Term Funds - 15.1%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	12,975	12,975
Fidelity Series Short-Term Credit Fund (a)	329	3,243
TOTAL SHORT-TERM FUNDS
(Cost $16,255)		16,218
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,476)		107,227
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$107,227

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$884	$--	$918	$--	$94	$(60)	$--
Fidelity Series All-Sector Equity Fund	1,696	22	983	--	37	146	918
Fidelity Series Blue Chip Growth Fund	1,753	188	431	160	46	96	1,652
Fidelity Series Canada Fund	439	37	67	--	(1)	27	435
Fidelity Series Commodity Strategy Fund	2,222	300	226	127	(7)	(166)	2,123
Fidelity Series Emerging Markets Debt Fund	762	46	--	23	--	(42)	766
Fidelity Series Emerging Markets Fund	--	568	--	--	--	--	568
Fidelity Series Emerging Markets Opportunities Fund	5,149	1,402	795	--	(20)	(632)	5,104
Fidelity Series Floating Rate High Income Fund	250	19	9	7	--	--	260
Fidelity Series Government Money Market Fund 2.12%	15,228	2,542	4,795	141	--	--	12,975
Fidelity Series Growth Company Fund	3,506	86	749	--	113	396	3,352
Fidelity Series High Income Fund	1,558	45	124	44	(2)	14	1,491
Fidelity Series Inflation-Protected Bond Index Fund	2,900	6,829	7	9	--	(30)	9,692
Fidelity Series International Credit Fund	51	3	--	1	--	(1)	53
Fidelity Series International Growth Fund	4,533	255	540	--	20	41	4,309
Fidelity Series International Small Cap Fund	1,127	77	125	--	5	(47)	1,037
Fidelity Series International Value Fund	4,474	248	411	--	(2)	(18)	4,291
Fidelity Series Intrinsic Opportunities Fund	4,286	355	700	185	40	35	4,016
Fidelity Series Investment Grade Bond Fund	33,239	828	1,415	469	(30)	(354)	32,268
Fidelity Series Large Cap Stock Fund	3,919	297	840	227	44	148	3,568
Fidelity Series Large Cap Value Index Fund	1,099	21	196	--	12	63	999
Fidelity Series Long-Term Treasury Bond Index Fund	2,246	3,370	273	45	(14)	(163)	5,166
Fidelity Series Opportunistic Insights Fund	1,922	37	402	--	34	207	1,798
Fidelity Series Real Estate Equity Fund	342	2	354	3	(23)	33	--
Fidelity Series Real Estate Income Fund	474	42	11	21	--	3	508
Fidelity Series Short-Term Credit Fund	3,833	355	946	42	(11)	12	3,243
Fidelity Series Small Cap Discovery Fund	523	42	74	31	1	(8)	484
Fidelity Series Small Cap Opportunities Fund	1,620	141	332	116	23	40	1,492
Fidelity Series Stock Selector Large Cap Value Fund	2,994	65	535	--	7	193	2,724
Fidelity Series Value Discovery Fund	2,128	52	366	--	7	114	1,935
Total	$105,157	$18,274	$16,624	$1,651	$373	$47	$107,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $106,476)	$107,227
Total Investment in Securities (cost $106,476)		$107,227
Receivable for investments sold		1,471
Total assets		108,698
Liabilities
Payable for investments purchased	$1,471
Total liabilities		1,471
Net Assets		$107,227
Net Assets consist of:
Paid in capital		$104,477
Undistributed net investment income		1,035
Accumulated undistributed net realized gain (loss) on investments		964
Net unrealized appreciation (depreciation) on investments		751
Net Assets, for 10,437 shares outstanding		$107,227
Net Asset Value, offering price and redemption price per share ($107,227 ÷ 10,437 shares)		$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,037
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	373
Capital gain distributions from underlying funds:
Affiliated issuers	614
Total net realized gain (loss)		987
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	47
Total change in net unrealized appreciation (depreciation)		47
Net gain (loss)		1,034
Net increase (decrease) in net assets resulting from operations		$2,070

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,036	$1,868
Net realized gain (loss)	987	2,585
Change in net unrealized appreciation (depreciation)	47	704
Net increase (decrease) in net assets resulting from operations	2,070	5,157
Distributions to shareholders from net investment income	(409)	(1,460)
Distributions to shareholders from net realized gain	(1,658)	(950)
Total distributions	(2,067)	(2,410)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	2,067	2,410
Net increase (decrease) in net assets resulting from share transactions	2,067	102,410
Total increase (decrease) in net assets	2,070	105,157
Net Assets
Beginning of period	105,157	–
End of period	$107,227	$105,157
Other Information
Undistributed net investment income end of period	$1,035	$408
Shares
Sold	–	10,000
Issued in reinvestment of distributions	203	234
Net increase (decrease)	203	10,234

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.19
Net realized and unrealized gain (loss)	.09	.33
Total from investment operations	.19	.52
Distributions from net investment income	(.04)	(.15)
Distributions from net realized gain	(.16)	(.10)
Total distributions	(.20)	(.24)C
Net asset value, end of period	$10.27	$10.28
Total ReturnD	1.89%	5.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	1.95%G	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$105
Portfolio turnover rateE	31%G	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.095 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.4
Fidelity Series Government Money Market Fund 2.12%	9.4
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Intrinsic Opportunities Fund	4.9
Fidelity Series International Growth Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series Growth Company Fund	4.1
76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.9%
International Equity Funds	17.2%
Bond Funds	41.2%
Short-Term Funds	11.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2015 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	89	$1,211
Fidelity Series Blue Chip Growth Fund (a)	142	2,180
Fidelity Series Commodity Strategy Fund (a)	434	2,172
Fidelity Series Growth Company Fund (a)	219	4,422
Fidelity Series Intrinsic Opportunities Fund (a)	289	5,298
Fidelity Series Large Cap Stock Fund (a)	296	4,708
Fidelity Series Large Cap Value Index Fund (a)	100	1,318
Fidelity Series Opportunistic Insights Fund (a)	120	2,373
Fidelity Series Small Cap Discovery Fund (a)	53	639
Fidelity Series Small Cap Opportunities Fund (a)	134	1,968
Fidelity Series Stock Selector Large Cap Value Fund (a)	272	3,594
Fidelity Series Value Discovery Fund (a)	186	2,552
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,959)		32,435

International Equity Funds - 17.2%
Fidelity Series Canada Fund (a)	49	527
Fidelity Series Emerging Markets Fund (a)	67	653
Fidelity Series Emerging Markets Opportunities Fund (a)	306	5,867
Fidelity Series International Growth Fund (a)	318	5,218
Fidelity Series International Small Cap Fund (a)	70	1,256
Fidelity Series International Value Fund (a)	494	5,195
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,176)		18,716

Bond Funds - 41.2%
Fidelity Series Emerging Markets Debt Fund (a)	78	743
Fidelity Series Floating Rate High Income Fund (a)	27	253
Fidelity Series High Income Fund (a)	160	1,537
Fidelity Series Inflation-Protected Bond Index Fund (a)	791	7,685
Fidelity Series International Credit Fund (a)	6	54
Fidelity Series Investment Grade Bond Fund (a)	2,636	28,704
Fidelity Series Long-Term Treasury Bond Index Fund (a)	648	5,335
Fidelity Series Real Estate Income Fund (a)	47	503
TOTAL BOND FUNDS
(Cost $46,195)		44,814

Short-Term Funds - 11.7%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	10,168	10,168
Fidelity Series Short-Term Credit Fund (a)	258	2,541
TOTAL SHORT-TERM FUNDS
(Cost $12,737)		12,709
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $107,067)		108,674
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$108,675

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,112	$--	$1,151	$--	$116	$(77)	$--
Fidelity Series All-Sector Equity Fund	2,132	28	1,182	--	46	187	1,211
Fidelity Series Blue Chip Growth Fund	2,204	252	451	210	47	128	2,180
Fidelity Series Canada Fund	532	37	73	--	1	30	527
Fidelity Series Commodity Strategy Fund	2,252	284	187	130	(6)	(171)	2,172
Fidelity Series Emerging Markets Debt Fund	741	43	--	22	--	(41)	743
Fidelity Series Emerging Markets Fund	--	653	--	--	--	--	653
Fidelity Series Emerging Markets Opportunities Fund	5,947	1,529	854	--	(27)	(728)	5,867
Fidelity Series Floating Rate High Income Fund	250	22	19	7	--	--	253
Fidelity Series Government Money Market Fund 2.12%	11,499	2,561	3,892	108	--	--	10,168
Fidelity Series Growth Company Fund	4,439	135	803	--	114	537	4,422
Fidelity Series High Income Fund	1,550	51	77	45	(1)	14	1,537
Fidelity Series Inflation-Protected Bond Index Fund	2,090	5,627	7	7	--	(25)	7,685
Fidelity Series International Credit Fund	51	4	--	1	--	(1)	54
Fidelity Series International Growth Fund	5,462	194	516	--	19	59	5,218
Fidelity Series International Small Cap Fund	1,365	76	134	--	5	(56)	1,256
Fidelity Series International Value Fund	5,419	222	425	--	(1)	(20)	5,195
Fidelity Series Intrinsic Opportunities Fund	5,389	461	642	242	30	60	5,298
Fidelity Series Investment Grade Bond Fund	29,661	762	1,377	418	(31)	(311)	28,704
Fidelity Series Large Cap Stock Fund	4,974	356	863	293	42	199	4,708
Fidelity Series Large Cap Value Index Fund	1,382	34	193	--	11	84	1,318
Fidelity Series Long-Term Treasury Bond Index Fund	2,362	3,435	279	47	(14)	(169)	5,335
Fidelity Series Opportunistic Insights Fund	2,416	45	395	--	33	274	2,373
Fidelity Series Real Estate Equity Fund	426	4	441	3	(30)	41	--
Fidelity Series Real Estate Income Fund	475	44	20	21	--	4	503
Fidelity Series Short-Term Credit Fund	2,821	425	706	32	(7)	8	2,541
Fidelity Series Small Cap Discovery Fund	657	51	60	39	--	(9)	639
Fidelity Series Small Cap Opportunities Fund	2,007	192	304	152	21	52	1,968
Fidelity Series Stock Selector Large Cap Value Fund	3,764	55	480	--	6	249	3,594
Fidelity Series Value Discovery Fund	2,674	66	342	--	6	148	2,552
Total	$106,053	$17,648	$15,873	$1,777	$380	$466	$108,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $107,067)	$108,674
Total Investment in Securities (cost $107,067)		$108,674
Receivable for investments sold		1,566
Total assets		110,240
Liabilities
Payable for investments purchased	$1,565
Total liabilities		1,565
Net Assets		$108,675
Net Assets consist of:
Paid in capital		$104,937
Undistributed net investment income		975
Accumulated undistributed net realized gain (loss) on investments		1,156
Net unrealized appreciation (depreciation) on investments		1,607
Net Assets, for 10,478 shares outstanding		$108,675
Net Asset Value, offering price and redemption price per share ($108,675 ÷ 10,478 shares)		$10.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$979
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	380
Capital gain distributions from underlying funds:
Affiliated issuers	798
Total net realized gain (loss)		1,178
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	466
Total change in net unrealized appreciation (depreciation)		466
Net gain (loss)		1,644
Net increase (decrease) in net assets resulting from operations		$2,622

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$978	$1,876
Net realized gain (loss)	1,178	3,036
Change in net unrealized appreciation (depreciation)	466	1,141
Net increase (decrease) in net assets resulting from operations	2,622	6,053
Distributions to shareholders from net investment income	(359)	(1,520)
Distributions to shareholders from net realized gain	(1,978)	(1,080)
Total distributions	(2,337)	(2,600)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	2,337	2,600
Net increase (decrease) in net assets resulting from share transactions	2,337	102,600
Total increase (decrease) in net assets	2,622	106,053
Net Assets
Beginning of period	106,053	–
End of period	$108,675	$106,053
Other Information
Undistributed net investment income end of period	$975	$356
Shares
Sold	–	10,000
Issued in reinvestment of distributions	228	250
Net increase (decrease)	228	10,250

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.19
Net realized and unrealized gain (loss)	.16	.42
Total from investment operations	.25	.61
Distributions from net investment income	(.04)	(.15)
Distributions from net realized gain	(.19)	(.11)
Total distributions	(.23)	(.26)
Net asset value, end of period	$10.37	$10.35
Total ReturnC	2.42%	6.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %F
Expenses net of fee waivers, if any	- %F,G	- %F
Expenses net of all reductions	- %F,G	- %F
Net investment income (loss)	1.82%F	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$109	$106
Portfolio turnover rateD	30%F	14%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.4
Fidelity Series Government Money Market Fund 2.12%	7.1
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Intrinsic Opportunities Fund	5.8
Fidelity Series International Growth Fund	5.5
Fidelity Series International Value Fund	5.5
Fidelity Series Inflation-Protected Bond Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Growth Company Fund	4.8
73.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.1%
International Equity Funds	19.6%
Bond Funds	36.4%
Short-Term Funds	8.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2020 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	107	$1,454
Fidelity Series Blue Chip Growth Fund (a)	171	2,618
Fidelity Series Commodity Strategy Fund (a)	434	2,170
Fidelity Series Growth Company Fund (a)	263	5,311
Fidelity Series Intrinsic Opportunities Fund (a)	347	6,362
Fidelity Series Large Cap Stock Fund (a)	355	5,653
Fidelity Series Large Cap Value Index Fund (a)	120	1,583
Fidelity Series Opportunistic Insights Fund (a)	144	2,849
Fidelity Series Small Cap Discovery Fund (a)	63	767
Fidelity Series Small Cap Opportunities Fund (a)	161	2,364
Fidelity Series Stock Selector Large Cap Value Fund (a)	326	4,316
Fidelity Series Value Discovery Fund (a)	224	3,065
TOTAL DOMESTIC EQUITY FUNDS
(Cost $35,548)		38,512

International Equity Funds - 19.6%
Fidelity Series Canada Fund (a)	57	615
Fidelity Series Emerging Markets Fund (a)	75	727
Fidelity Series Emerging Markets Opportunities Fund (a)	340	6,529
Fidelity Series International Growth Fund (a)	371	6,082
Fidelity Series International Small Cap Fund (a)	82	1,465
Fidelity Series International Value Fund (a)	576	6,056
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,845)		21,474

Bond Funds - 36.4%
Fidelity Series Emerging Markets Debt Fund (a)	76	728
Fidelity Series Floating Rate High Income Fund (a)	27	255
Fidelity Series High Income Fund (a)	163	1,567
Fidelity Series Inflation-Protected Bond Index Fund (a)	585	5,677
Fidelity Series International Credit Fund (a)	7	66
Fidelity Series Investment Grade Bond Fund (a)	2,357	25,667
Fidelity Series Long-Term Treasury Bond Index Fund (a)	669	5,509
Fidelity Series Real Estate Income Fund (a)	47	508
TOTAL BOND FUNDS
(Cost $41,245)		39,977

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	7,826	7,826
Fidelity Series Short-Term Credit Fund (a)	198	1,956
TOTAL SHORT-TERM FUNDS
(Cost $9,802)		9,782
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $107,440)		109,745
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$109,746

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,284	$3	$1,328	$--	$130	$(89)	$--
Fidelity Series All-Sector Equity Fund	2,464	34	1,316	--	53	219	1,454
Fidelity Series Blue Chip Growth Fund	2,547	306	432	250	42	155	2,618
Fidelity Series Canada Fund	602	48	72	--	2	35	615
Fidelity Series Commodity Strategy Fund	2,267	287	207	130	(7)	(170)	2,170
Fidelity Series Emerging Markets Debt Fund	741	28	--	22	--	(41)	728
Fidelity Series Emerging Markets Fund	--	727	--	--	--	--	727
Fidelity Series Emerging Markets Opportunities Fund	6,573	1,705	910	--	(35)	(804)	6,529
Fidelity Series Floating Rate High Income Fund	250	7	2	7	--	--	255
Fidelity Series Government Money Market Fund 2.12%	8,790	2,508	3,472	83	--	--	7,826
Fidelity Series Growth Company Fund	5,134	167	751	--	102	659	5,311
Fidelity Series High Income Fund	1,550	46	42	45	(1)	14	1,567
Fidelity Series Inflation-Protected Bond Index Fund	1,236	4,474	12	5	--	(21)	5,677
Fidelity Series International Credit Fund	51	16	--	1	--	(1)	66
Fidelity Series International Growth Fund	6,164	238	410	--	13	77	6,082
Fidelity Series International Small Cap Fund	1,544	93	114	--	6	(64)	1,465
Fidelity Series International Value Fund	6,138	288	352	--	2	(20)	6,056
Fidelity Series Intrinsic Opportunities Fund	6,227	607	570	289	14	84	6,362
Fidelity Series Investment Grade Bond Fund	26,901	601	1,527	379	(36)	(272)	25,667
Fidelity Series Large Cap Stock Fund	5,804	413	843	345	40	239	5,653
Fidelity Series Large Cap Value Index Fund	1,597	44	170	--	9	103	1,583
Fidelity Series Long-Term Treasury Bond Index Fund	2,388	3,485	177	49	(10)	(177)	5,509
Fidelity Series Opportunistic Insights Fund	2,791	58	358	--	29	329	2,849
Fidelity Series Real Estate Equity Fund	487	36	540	5	(31)	48	--
Fidelity Series Real Estate Income Fund	485	21	1	21	--	3	508
Fidelity Series Short-Term Credit Fund	2,154	424	622	25	(7)	7	1,956
Fidelity Series Small Cap Discovery Fund	760	59	41	45	(1)	(10)	767
Fidelity Series Small Cap Opportunities Fund	2,319	230	266	181	19	62	2,364
Fidelity Series Stock Selector Large Cap Value Fund	4,349	69	401	--	5	294	4,316
Fidelity Series Value Discovery Fund	3,090	69	276	--	7	175	3,065
Total	$106,687	$17,091	$15,212	$1,882	$345	$834	$109,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $107,440)	$109,745
Total Investment in Securities (cost $107,440)		$109,745
Receivable for investments sold		1,647
Total assets		111,392
Liabilities
Payable for investments purchased	$1,646
Total liabilities		1,646
Net Assets		$109,746
Net Assets consist of:
Paid in capital		$105,235
Undistributed net investment income		932
Accumulated undistributed net realized gain (loss) on investments		1,274
Net unrealized appreciation (depreciation) on investments		2,305
Net Assets, for 10,505 shares outstanding		$109,746
Net Asset Value, offering price and redemption price per share ($109,746 ÷ 10,505 shares)		$10.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$934
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		933
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	345
Capital gain distributions from underlying funds:
Affiliated issuers	948
Total net realized gain (loss)		1,293
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	834
Total change in net unrealized appreciation (depreciation)		834
Net gain (loss)		2,127
Net increase (decrease) in net assets resulting from operations		$3,060

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$933	$1,888
Net realized gain (loss)	1,293	3,327
Change in net unrealized appreciation (depreciation)	834	1,471
Net increase (decrease) in net assets resulting from operations	3,060	6,686
Distributions to shareholders from net investment income	(318)	(1,570)
Distributions to shareholders from net realized gain	(2,186)	(1,160)
Total distributions	(2,504)	(2,730)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	2,504	2,730
Net increase (decrease) in net assets resulting from share transactions	2,504	102,730
Total increase (decrease) in net assets	3,060	106,686
Net Assets
Beginning of period	106,686	–
End of period	$109,746	$106,686
Other Information
Undistributed net investment income end of period	$932	$317
Shares
Sold	–	10,000
Issued in reinvestment of distributions	243	262
Net increase (decrease)	243	10,262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.19
Net realized and unrealized gain (loss)	.20	.48
Total from investment operations	.29	.67
Distributions from net investment income	(.03)	(.16)
Distributions from net realized gain	(.21)	(.12)
Total distributions	(.24)	(.27)C
Net asset value, end of period	$10.45	$10.40
Total ReturnD	2.86%	6.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	1.72%G	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$110	$107
Portfolio turnover rateE	28%G	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.116 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.8
Fidelity Series Intrinsic Opportunities Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series International Growth Fund	6.2
Fidelity Series International Value Fund	6.2
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series Growth Company Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Government Money Market Fund 2.12%	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.5
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.9%
International Equity Funds	21.6%
Bond Funds	32.2%
Short-Term Funds	6.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2025 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	123	$1,680
Fidelity Series Blue Chip Growth Fund (a)	198	3,025
Fidelity Series Commodity Strategy Fund (a)	442	2,211
Fidelity Series Growth Company Fund (a)	304	6,136
Fidelity Series Intrinsic Opportunities Fund (a)	401	7,351
Fidelity Series Large Cap Stock Fund (a)	410	6,532
Fidelity Series Large Cap Value Index Fund (a)	139	1,829
Fidelity Series Opportunistic Insights Fund (a)	166	3,292
Fidelity Series Small Cap Discovery Fund (a)	73	886
Fidelity Series Small Cap Opportunities Fund (a)	186	2,731
Fidelity Series Stock Selector Large Cap Value Fund (a)	377	4,986
Fidelity Series Value Discovery Fund (a)	259	3,541
TOTAL DOMESTIC EQUITY FUNDS
(Cost $40,797)		44,200

International Equity Funds - 21.6%
Fidelity Series Canada Fund (a)	64	688
Fidelity Series Emerging Markets Fund (a)	82	791
Fidelity Series Emerging Markets Opportunities Fund (a)	370	7,108
Fidelity Series International Growth Fund (a)	417	6,832
Fidelity Series International Small Cap Fund (a)	92	1,643
Fidelity Series International Value Fund (a)	647	6,804
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,165)		23,866

Bond Funds - 32.2%
Fidelity Series Emerging Markets Debt Fund (a)	75	712
Fidelity Series Floating Rate High Income Fund (a)	27	257
Fidelity Series High Income Fund (a)	162	1,558
Fidelity Series Inflation-Protected Bond Index Fund (a)	463	4,500
Fidelity Series International Credit Fund (a)	7	66
Fidelity Series Investment Grade Bond Fund (a)	2,015	21,945
Fidelity Series Long-Term Treasury Bond Index Fund (a)	741	6,105
Fidelity Series Real Estate Income Fund (a)	47	508
TOTAL BOND FUNDS
(Cost $36,799)		35,651

Short-Term Funds - 6.3%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	5,629	5,629
Fidelity Series Short-Term Credit Fund (a)	142	1,402
TOTAL SHORT-TERM FUNDS
(Cost $7,045)		7,031
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $107,806)		110,748
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$110,750

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,446	$--	$1,496	$--	$150	$(100)	$--
Fidelity Series All-Sector Equity Fund	2,774	27	1,430	--	60	249	1,680
Fidelity Series Blue Chip Growth Fund	2,867	341	399	289	36	180	3,025
Fidelity Series Canada Fund	665	56	74	--	1	40	688
Fidelity Series Commodity Strategy Fund	2,284	288	182	132	(6)	(173)	2,211
Fidelity Series Emerging Markets Debt Fund	731	21	--	22	--	(40)	712
Fidelity Series Emerging Markets Fund	--	791	--	--	--	--	791
Fidelity Series Emerging Markets Opportunities Fund	7,122	1,822	924	--	(42)	(870)	7,108
Fidelity Series Floating Rate High Income Fund	250	7	--	7	--	--	257
Fidelity Series Government Money Market Fund 2.12%	6,818	2,085	3,274	61	--	--	5,629
Fidelity Series Growth Company Fund	5,867	184	779	--	98	766	6,136
Fidelity Series High Income Fund	1,540	45	40	45	(1)	14	1,558
Fidelity Series Inflation-Protected Bond Index Fund	877	3,650	10	4	--	(17)	4,500
Fidelity Series International Credit Fund	51	16	--	1	--	(1)	66
Fidelity Series International Growth Fund	6,786	251	308	--	11	92	6,832
Fidelity Series International Small Cap Fund	1,693	81	67	--	4	(68)	1,643
Fidelity Series International Value Fund	6,778	358	317	--	4	(19)	6,804
Fidelity Series Intrinsic Opportunities Fund	6,932	769	453	333	--	103	7,351
Fidelity Series Investment Grade Bond Fund	23,448	593	1,830	324	(35)	(231)	21,945
Fidelity Series Large Cap Stock Fund	6,472	454	706	396	35	277	6,532
Fidelity Series Large Cap Value Index Fund	1,797	45	139	--	7	119	1,829
Fidelity Series Long-Term Treasury Bond Index Fund	2,390	4,064	149	57	(7)	(193)	6,105
Fidelity Series Opportunistic Insights Fund	3,142	60	315	--	24	381	3,292
Fidelity Series Real Estate Equity Fund	543	45	607	6	(34)	53	--
Fidelity Series Real Estate Income Fund	475	31	--	21	--	2	508
Fidelity Series Short-Term Credit Fund	1,699	295	592	18	(7)	7	1,402
Fidelity Series Small Cap Discovery Fund	855	69	26	51	--	(12)	886
Fidelity Series Small Cap Opportunities Fund	2,611	276	242	209	16	70	2,731
Fidelity Series Stock Selector Large Cap Value Fund	4,896	77	325	--	3	335	4,986
Fidelity Series Value Discovery Fund	3,479	56	199	--	5	200	3,541
Total	$107,288	$16,857	$14,883	$1,976	$322	$1,164	$110,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $107,806)	$110,748
Total Investment in Securities (cost $107,806)		$110,748
Receivable for investments sold		1,758
Total assets		112,506
Liabilities
Payable for investments purchased	$1,756
Total liabilities		1,756
Net Assets		$110,750
Net Assets consist of:
Paid in capital		$105,531
Undistributed net investment income		877
Accumulated undistributed net realized gain (loss) on investments		1,400
Net unrealized appreciation (depreciation) on investments		2,942
Net Assets, for 10,531 shares outstanding		$110,750
Net Asset Value, offering price and redemption price per share ($110,750 ÷ 10,531 shares)		$10.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$888
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	322
Capital gain distributions from underlying funds:
Affiliated issuers	1,088
Total net realized gain (loss)		1,410
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,164
Total change in net unrealized appreciation (depreciation)		1,164
Net gain (loss)		2,574
Net increase (decrease) in net assets resulting from operations		$3,461

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$887	$1,878
Net realized gain (loss)	1,410	3,633
Change in net unrealized appreciation (depreciation)	1,164	1,778
Net increase (decrease) in net assets resulting from operations	3,461	7,289
Distributions to shareholders from net investment income	(288)	(1,600)
Distributions to shareholders from net realized gain	(2,393)	(1,250)
Total distributions	(2,681)	(2,850)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	2,681	2,850
Net increase (decrease) in net assets resulting from share transactions	2,681	102,850
Total increase (decrease) in net assets	3,461	107,289
Net Assets
Beginning of period	107,289	–
End of period	$110,750	$107,289
Other Information
Undistributed net investment income end of period	$877	$278
Shares
Sold	–	10,000
Issued in reinvestment of distributions	259	272
Net increase (decrease)	259	10,272

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.19
Net realized and unrealized gain (loss)	.26	.54
Total from investment operations	.34	.73
Distributions from net investment income	(.03)	(.16)
Distributions from net realized gain	(.23)	(.13)
Total distributions	(.26)	(.29)
Net asset value, end of period	$10.52	$10.44
Total ReturnC	3.30%	7.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %F
Expenses net of fee waivers, if any	- %F,G	- %F
Expenses net of all reductions	- %F,G	- %F
Net investment income (loss)	1.63%F	2.20%F
Supplemental Data
Net assets, end of period (000 omitted)	$111	$107
Portfolio turnover rateD	27%F	14%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	14.8
Fidelity Series Intrinsic Opportunities Fund	8.1
Fidelity Series International Growth Fund	7.4
Fidelity Series International Value Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series Growth Company Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Stock Selector Large Cap Value Fund	5.5
Fidelity Series Value Discovery Fund	3.9
74.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.4%
International Equity Funds	25.4%
Bond Funds	23.8%
Short-Term Funds	2.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2030 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	154	$2,098
Fidelity Series Blue Chip Growth Fund (a)	247	3,776
Fidelity Series Commodity Strategy Fund (a)	450	2,250
Fidelity Series Growth Company Fund (a)	379	7,661
Fidelity Series Intrinsic Opportunities Fund (a)	501	9,178
Fidelity Series Large Cap Stock Fund (a)	512	8,155
Fidelity Series Large Cap Value Index Fund (a)	173	2,283
Fidelity Series Opportunistic Insights Fund (a)	207	4,110
Fidelity Series Small Cap Discovery Fund (a)	91	1,107
Fidelity Series Small Cap Opportunities Fund (a)	232	3,410
Fidelity Series Stock Selector Large Cap Value Fund (a)	471	6,226
Fidelity Series Value Discovery Fund (a)	323	4,421
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,435)		54,675

International Equity Funds - 25.4%
Fidelity Series Canada Fund (a)	78	846
Fidelity Series Emerging Markets Fund (a)	95	918
Fidelity Series Emerging Markets Opportunities Fund (a)	430	8,250
Fidelity Series International Growth Fund (a)	509	8,355
Fidelity Series International Small Cap Fund (a)	112	2,013
Fidelity Series International Value Fund (a)	791	8,319
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,846)		28,701

Bond Funds - 23.8%
Fidelity Series Emerging Markets Debt Fund (a)	74	702
Fidelity Series Floating Rate High Income Fund (a)	26	250
Fidelity Series High Income Fund (a)	160	1,539
Fidelity Series Inflation-Protected Bond Index Fund (a)	70	678
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	1,537	16,736
Fidelity Series Long-Term Treasury Bond Index Fund (a)	772	6,359
Fidelity Series Real Estate Income Fund (a)	46	498
TOTAL BOND FUNDS
(Cost $27,742)		26,818

Short-Term Funds - 2.4%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	2,125	2,125
Fidelity Series Short-Term Credit Fund (a)	54	530
TOTAL SHORT-TERM FUNDS
(Cost $2,657)		2,655
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $108,680)		112,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$112,850

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,787	$--	$1,842	$--	$178	$(123)	$--
Fidelity Series All-Sector Equity Fund	3,427	25	1,735	--	73	308	2,098
Fidelity Series Blue Chip Growth Fund	3,543	416	448	360	39	226	3,776
Fidelity Series Canada Fund	802	91	95	--	1	47	846
Fidelity Series Commodity Strategy Fund	2,300	298	167	135	(5)	(176)	2,250
Fidelity Series Emerging Markets Debt Fund	720	21	--	21	--	(39)	702
Fidelity Series Emerging Markets Fund	--	918	--	--	--	--	918
Fidelity Series Emerging Markets Opportunities Fund	8,381	2,035	1,102	--	(38)	(1,026)	8,250
Fidelity Series Floating Rate High Income Fund	239	11	--	7	--	--	250
Fidelity Series Government Money Market Fund 2.12%	1,625	1,843	1,343	17	--	--	2,125
Fidelity Series Growth Company Fund	7,220	198	823	--	102	964	7,661
Fidelity Series High Income Fund	1,519	45	38	44	(1)	14	1,539
Fidelity Series Inflation-Protected Bond Index Fund	840	170	335	1	(4)	7	678
Fidelity Series International Credit Fund	51	6	--	1	--	(1)	56
Fidelity Series International Growth Fund	8,098	476	345	--	11	115	8,355
Fidelity Series International Small Cap Fund	2,021	138	69	--	5	(82)	2,013
Fidelity Series International Value Fund	8,176	615	459	--	6	(19)	8,319
Fidelity Series Intrinsic Opportunities Fund	8,600	954	499	415	(5)	128	9,178
Fidelity Series Investment Grade Bond Fund	16,810	1,027	906	241	(22)	(173)	16,736
Fidelity Series Large Cap Stock Fund	7,747	668	636	489	27	349	8,155
Fidelity Series Large Cap Value Index Fund	2,221	53	147	--	4	152	2,283
Fidelity Series Long-Term Treasury Bond Index Fund	2,462	4,286	176	60	(9)	(204)	6,359
Fidelity Series Opportunistic Insights Fund	3,883	65	337	--	24	475	4,110
Fidelity Series Real Estate Equity Fund	666	8	699	7	(40)	65	--
Fidelity Series Real Estate Income Fund	475	20	--	21	--	3	498
Fidelity Series Short-Term Credit Fund	345	461	276	5	(2)	2	530
Fidelity Series Small Cap Discovery Fund	1,056	96	30	63	--	(15)	1,107
Fidelity Series Small Cap Opportunities Fund	3,227	374	295	261	17	87	3,410
Fidelity Series Stock Selector Large Cap Value Fund	6,050	146	388	--	2	416	6,226
Fidelity Series Value Discovery Fund	4,300	107	236	--	2	248	4,421
	$108,591	$15,571	$13,426	$2,148	$365	$1,748	$112,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $108,680)	$112,849
Total Investment in Securities (cost $108,680)		$112,849
Receivable for investments sold		1,899
Total assets		114,748
Liabilities
Payable for investments purchased	$1,898
Total liabilities		1,898
Net Assets		$112,850
Net Assets consist of:
Paid in capital		$106,188
Undistributed net investment income		789
Accumulated undistributed net realized gain (loss) on investments		1,704
Net unrealized appreciation (depreciation) on investments		4,169
Net Assets, for 10,588 shares outstanding		$112,850
Net Asset Value, offering price and redemption price per share ($112,850 ÷ 10,588 shares)		$10.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$797
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	365
Capital gain distributions from underlying funds:
Affiliated issuers	1,351
Total net realized gain (loss)		1,716
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,748
Total change in net unrealized appreciation (depreciation)		1,748
Net gain (loss)		3,464
Net increase (decrease) in net assets resulting from operations		$4,260

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$796	$1,849
Net realized gain (loss)	1,716	4,320
Change in net unrealized appreciation (depreciation)	1,748	2,421
Net increase (decrease) in net assets resulting from operations	4,260	8,590
Distributions to shareholders from net investment income	(206)	(1,650)
Distributions to shareholders from net realized gain	(2,842)	(1,490)
Total distributions	(3,048)	(3,140)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	3,048	3,140
Net increase (decrease) in net assets resulting from share transactions	3,048	103,140
Total increase (decrease) in net assets	4,260	108,590
Net Assets
Beginning of period	108,590	–
End of period	$112,850	$108,590
Other Information
Undistributed net investment income end of period	$789	$199
Shares
Sold	–	10,000
Issued in reinvestment of distributions	291	297
Net increase (decrease)	291	10,297

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.18
Net realized and unrealized gain (loss)	.33	.68
Total from investment operations	.41	.86
Distributions from net investment income	(.02)	(.17)
Distributions from net realized gain	(.28)	(.15)
Total distributions	(.30)	(.31)C
Net asset value, end of period	$10.66	$10.55
Total ReturnD	3.90%	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	1.44%G	2.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$109
Portfolio turnover rateE	24%G	15%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.149 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.8
Fidelity Series Large Cap Stock Fund	8.7
Fidelity Series International Growth Fund	8.7
Fidelity Series International Value Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.2
Fidelity Series Growth Company Fund	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.0%
International Equity Funds	29.5%
Bond Funds	10.2%
Short-Term Funds	2.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2035 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 58.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	189	$2,574
Fidelity Series Blue Chip Growth Fund (a)	303	4,634
Fidelity Series Commodity Strategy Fund (a)	457	2,286
Fidelity Series Growth Company Fund (a)	465	9,401
Fidelity Series Intrinsic Opportunities Fund (a)	614	11,262
Fidelity Series Large Cap Stock Fund (a)	628	10,008
Fidelity Series Large Cap Value Index Fund (a)	212	2,802
Fidelity Series Opportunistic Insights Fund (a)	254	5,044
Fidelity Series Small Cap Discovery Fund (a)	112	1,358
Fidelity Series Small Cap Opportunities Fund (a)	285	4,184
Fidelity Series Stock Selector Large Cap Value Fund (a)	578	7,640
Fidelity Series Value Discovery Fund (a)	396	5,425
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,504)		66,618

International Equity Funds - 29.5%
Fidelity Series Canada Fund (a)	94	1,013
Fidelity Series Emerging Markets Fund (a)	109	1,052
Fidelity Series Emerging Markets Opportunities Fund (a)	492	9,449
Fidelity Series International Growth Fund (a)	610	10,007
Fidelity Series International Small Cap Fund (a)	135	2,411
Fidelity Series International Value Fund (a)	947	9,964
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $32,874)		33,896

Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund (a)	72	691
Fidelity Series Floating Rate High Income Fund (a)	27	254
Fidelity Series High Income Fund (a)	160	1,541
Fidelity Series Inflation-Protected Bond Index Fund (a)	36	345
Fidelity Series International Credit Fund (a)	5	46
Fidelity Series Investment Grade Bond Fund (a)	170	1,846
Fidelity Series Long-Term Treasury Bond Index Fund (a)	786	6,477
Fidelity Series Real Estate Income Fund (a)	46	495
TOTAL BOND FUNDS
(Cost $12,108)		11,695

Short-Term Funds - 2.3%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	2,147	2,147
Fidelity Series Short-Term Credit Fund (a)	54	536
TOTAL SHORT-TERM FUNDS
(Cost $2,687)		2,683
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,173)		114,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$114,893

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,123	$--	$2,195	$--	$218	$(146)	$--
Fidelity Series All-Sector Equity Fund	4,071	21	1,976	--	87	371	2,574
Fidelity Series Blue Chip Growth Fund	4,208	517	399	439	29	279	4,634
Fidelity Series Canada Fund	938	105	87	--	--	57	1,013
Fidelity Series Commodity Strategy Fund	2,284	348	163	137	(4)	(179)	2,286
Fidelity Series Emerging Markets Debt Fund	710	64	45	21	(2)	(36)	691
Fidelity Series Emerging Markets Fund	--	1,052	--	--	--	--	1,052
Fidelity Series Emerging Markets Opportunities Fund	9,789	2,331	1,455	--	(17)	(1,199)	9,449
Fidelity Series Floating Rate High Income Fund	239	15	--	7	--	--	254
Fidelity Series Government Money Market Fund 2.12%	1,785	1,289	927	17	--	--	2,147
Fidelity Series Growth Company Fund	8,679	272	826	--	78	1,198	9,401
Fidelity Series High Income Fund	1,509	45	25	44	(1)	13	1,541
Fidelity Series Inflation-Protected Bond Index Fund	881	36	577	1	(7)	12	345
Fidelity Series International Credit Fund	52	--	6	1	--	--	46
Fidelity Series International Growth Fund	9,425	803	370	--	3	146	10,007
Fidelity Series International Small Cap Fund	2,352	204	55	--	4	(94)	2,411
Fidelity Series International Value Fund	9,564	862	451	--	2	(13)	9,964
Fidelity Series Intrinsic Opportunities Fund	10,294	1,186	358	507	(7)	147	11,262
Fidelity Series Investment Grade Bond Fund	3,132	686	1,941	43	(56)	25	1,846
Fidelity Series Large Cap Stock Fund	9,204	933	576	590	18	429	10,008
Fidelity Series Large Cap Value Index Fund	2,636	86	105	--	1	184	2,802
Fidelity Series Long-Term Treasury Bond Index Fund	2,455	4,424	181	62	(9)	(212)	6,477
Fidelity Series Opportunistic Insights Fund	4,611	112	278	--	15	584	5,044
Fidelity Series Real Estate Equity Fund	786	65	885	9	(42)	76	--
Fidelity Series Real Estate Income Fund	465	27	--	21	--	3	495
Fidelity Series Short-Term Credit Fund	349	334	147	5	(1)	1	536
Fidelity Series Small Cap Discovery Fund	1,238	156	18	74	--	(18)	1,358
Fidelity Series Small Cap Opportunities Fund	3,810	489	230	318	13	102	4,184
Fidelity Series Stock Selector Large Cap Value Fund	7,097	321	274	--	(1)	497	7,640
Fidelity Series Value Discovery Fund	5,065	167	105	--	--	298	5,425
	$109,751	$16,950	$14,655	$2,296	$321	$2,525	$114,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,173)	$114,892
Total Investment in Securities (cost $109,173)		$114,892
Receivable for investments sold		2,106
Total assets		116,998
Liabilities
Payable for investments purchased	$2,105
Total liabilities		2,105
Net Assets		$114,893
Net Assets consist of:
Paid in capital		$106,578
Undistributed net investment income		653
Accumulated undistributed net realized gain (loss) on investments		1,943
Net unrealized appreciation (depreciation) on investments		5,719
Net Assets, for 10,618 shares outstanding		$114,893
Net Asset Value, offering price and redemption price per share ($114,893 ÷ 10,618 shares)		$10.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$654
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		653
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	321
Capital gain distributions from underlying funds:
Affiliated issuers	1,642
Total net realized gain (loss)		1,963
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,525
Total change in net unrealized appreciation (depreciation)		2,525
Net gain (loss)		4,488
Net increase (decrease) in net assets resulting from operations		$5,141

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$653	$1,753
Net realized gain (loss)	1,963	4,805
Change in net unrealized appreciation (depreciation)	2,525	3,194
Net increase (decrease) in net assets resulting from operations	5,141	9,752
Distributions to shareholders from net investment income	(113)	(1,640)
Distributions to shareholders from net realized gain	(3,185)	(1,640)
Total distributions	(3,298)	(3,280)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	3,298	3,280
Net increase (decrease) in net assets resulting from share transactions	3,298	103,280
Total increase (decrease) in net assets	5,141	109,752
Net Assets
Beginning of period	109,752	–
End of period	$114,893	$109,752
Other Information
Undistributed net investment income end of period	$653	$113
Shares
Sold	–	10,000
Issued in reinvestment of distributions	311	307
Net increase (decrease)	311	10,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.17
Net realized and unrealized gain (loss)	.43	.81
Total from investment operations	.49	.98
Distributions from net investment income	(.01)	(.16)
Distributions from net realized gain	(.31)	(.16)
Total distributions	(.32)	(.33)C
Net asset value, end of period	$10.82	$10.65
Total ReturnD	4.66%	9.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	1.16%G	2.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$115	$110
Portfolio turnover rateE	26%G	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.3
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series International Growth Fund	9.1
Fidelity Series International Value Fund	9.1
Fidelity Series Growth Company Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2040 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	200	$2,719
Fidelity Series Blue Chip Growth Fund (a)	320	4,894
Fidelity Series Commodity Strategy Fund (a)	486	2,432
Fidelity Series Growth Company Fund (a)	491	9,928
Fidelity Series Intrinsic Opportunities Fund (a)	649	11,893
Fidelity Series Large Cap Stock Fund (a)	663	10,569
Fidelity Series Large Cap Value Index Fund (a)	224	2,959
Fidelity Series Opportunistic Insights Fund (a)	268	5,327
Fidelity Series Small Cap Discovery Fund (a)	118	1,434
Fidelity Series Small Cap Opportunities Fund (a)	301	4,418
Fidelity Series Stock Selector Large Cap Value Fund (a)	610	8,068
Fidelity Series Value Discovery Fund (a)	419	5,729
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,068)		70,370

International Equity Funds - 30.8%
Fidelity Series Canada Fund (a)	98	1,063
Fidelity Series Emerging Markets Fund (a)	113	1,091
Fidelity Series Emerging Markets Opportunities Fund (a)	511	9,805
Fidelity Series International Growth Fund (a)	640	10,504
Fidelity Series International Small Cap Fund (a)	141	2,530
Fidelity Series International Value Fund (a)	994	10,459
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,397)		35,452

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	73	693
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	157	1,511
Fidelity Series Inflation-Protected Bond Index Fund (a)	36	347
Fidelity Series International Credit Fund (a)	5	46
Fidelity Series Investment Grade Bond Fund (a)	47	509
Fidelity Series Long-Term Treasury Bond Index Fund (a)	485	3,996
Fidelity Series Real Estate Income Fund (a)	47	504
TOTAL BOND FUNDS
(Cost $8,133)		7,849

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	1,303	1,303
Fidelity Series Short-Term Credit Fund (a)	33	325
TOTAL SHORT-TERM FUNDS
(Cost $1,628)		1,628
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,226)		115,299
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$115,299

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,185	$--	$2,280	$--	$246	$(151)	$--
Fidelity Series All-Sector Equity Fund	4,191	82	2,029	--	90	385	2,719
Fidelity Series Blue Chip Growth Fund	4,332	617	374	457	24	295	4,894
Fidelity Series Canada Fund	964	137	97	--	(1)	60	1,063
Fidelity Series Commodity Strategy Fund	2,285	511	168	146	(8)	(188)	2,432
Fidelity Series Emerging Markets Debt Fund	710	22	--	21	--	(39)	693
Fidelity Series Emerging Markets Fund	--	1,091	--	--	--	--	1,091
Fidelity Series Emerging Markets Opportunities Fund	9,958	2,635	1,534	--	(36)	(1,218)	9,805
Fidelity Series Floating Rate High Income Fund	239	7	3	7	--	--	243
Fidelity Series Government Money Market Fund 2.12%	1,770	1,840	2,307	14	--	--	1,303
Fidelity Series Growth Company Fund	8,882	328	618	--	57	1,279	9,928
Fidelity Series High Income Fund	1,530	44	76	45	(1)	14	1,511
Fidelity Series Inflation-Protected Bond Index Fund	906	70	633	1	(9)	13	347
Fidelity Series International Credit Fund	34	12	--	--	--	--	46
Fidelity Series International Growth Fund	9,706	1,024	380	--	1	153	10,504
Fidelity Series International Small Cap Fund	2,422	262	61	--	4	(97)	2,530
Fidelity Series International Value Fund	9,825	1,063	419	--	(2)	(8)	10,459
Fidelity Series Intrinsic Opportunities Fund	10,607	1,463	318	527	(3)	144	11,893
Fidelity Series Investment Grade Bond Fund	523	32	40	7	(1)	(5)	509
Fidelity Series Large Cap Stock Fund	9,473	1,137	494	618	3	450	10,569
Fidelity Series Large Cap Value Index Fund	2,707	170	109	--	--	191	2,959
Fidelity Series Long-Term Treasury Bond Index Fund	2,486	2,571	922	50	(36)	(103)	3,996
Fidelity Series Opportunistic Insights Fund	4,882	193	372	--	7	617	5,327
Fidelity Series Real Estate Equity Fund	801	83	920	13	(42)	78	--
Fidelity Series Real Estate Income Fund	465	37	--	21	--	2	504
Fidelity Series Short-Term Credit Fund	349	511	535	4	(4)	4	325
Fidelity Series Small Cap Discovery Fund	1,292	204	43	77	(1)	(18)	1,434
Fidelity Series Small Cap Opportunities Fund	3,899	628	225	331	8	108	4,418
Fidelity Series Stock Selector Large Cap Value Fund	7,276	551	269	--	(1)	511	8,068
Fidelity Series Value Discovery Fund	5,185	403	165	--	(1)	307	5,729
	$109,884	$17,728	$15,391	$2,339	$294	$2,784	$115,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,226)	$115,299
Total Investment in Securities (cost $109,226)		$115,299
Receivable for investments sold		1,816
Total assets		117,115
Liabilities
Payable for investments purchased	$1,816
Total liabilities		1,816
Net Assets		$115,299
Net Assets consist of:
Paid in capital		$106,619
Undistributed net investment income		625
Accumulated undistributed net realized gain (loss) on investments		1,982
Net unrealized appreciation (depreciation) on investments		6,073
Net Assets, for 10,621.3 shares outstanding		$115,299
Net Asset Value, offering price and redemption price per share ($115,299 ÷ 10,621.3 shares)		$10.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$627
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	294
Capital gain distributions from underlying funds:
Affiliated issuers	1,712
Total net realized gain (loss)		2,006
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,784
Total change in net unrealized appreciation (depreciation)		2,784
Net gain (loss)		4,790
Net increase (decrease) in net assets resulting from operations		$5,416

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$626	$1,742
Net realized gain (loss)	2,006	4,853
Change in net unrealized appreciation (depreciation)	2,784	3,289
Net increase (decrease) in net assets resulting from operations	5,416	9,884
Distributions to shareholders from net investment income	(93)	(1,650)
Distributions to shareholders from net realized gain	(3,227)	(1,650)
Total distributions	(3,320)	(3,300)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	3,319	3,300
Net increase (decrease) in net assets resulting from share transactions	3,319	103,300
Total increase (decrease) in net assets	5,415	109,884
Net Assets
Beginning of period	109,884	–
End of period	$115,299	$109,884
Other Information
Undistributed net investment income end of period	$625	$92
Shares
Sold	–	10,000
Issued in reinvestment of distributions	313	309
Net increase (decrease)	313	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.17
Net realized and unrealized gain (loss)	.46	.82
Total from investment operations	.52	.99
Distributions from net investment income	(.01)	(.17)
Distributions from net realized gain	(.31)	(.17)
Total distributions	(.32)	(.33)C
Net asset value, end of period	$10.86	$10.66
Total ReturnD	4.97%	9.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	1.11%G	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$115	$110
Portfolio turnover rateE	27%G	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C otal distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.3
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series International Growth Fund	9.1
Fidelity Series International Value Fund	9.1
Fidelity Series Growth Company Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2045 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	200	$2,719
Fidelity Series Blue Chip Growth Fund (a)	320	4,894
Fidelity Series Commodity Strategy Fund (a)	486	2,432
Fidelity Series Growth Company Fund (a)	491	9,928
Fidelity Series Intrinsic Opportunities Fund (a)	649	11,896
Fidelity Series Large Cap Stock Fund (a)	663	10,568
Fidelity Series Large Cap Value Index Fund (a)	224	2,959
Fidelity Series Opportunistic Insights Fund (a)	268	5,327
Fidelity Series Small Cap Discovery Fund (a)	118	1,434
Fidelity Series Small Cap Opportunities Fund (a)	301	4,418
Fidelity Series Stock Selector Large Cap Value Fund (a)	610	8,068
Fidelity Series Value Discovery Fund (a)	419	5,729
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,056)		70,372

International Equity Funds - 30.8%
Fidelity Series Canada Fund (a)	98	1,062
Fidelity Series Emerging Markets Fund (a)	113	1,091
Fidelity Series Emerging Markets Opportunities Fund (a)	511	9,807
Fidelity Series International Growth Fund (a)	641	10,505
Fidelity Series International Small Cap Fund (a)	141	2,530
Fidelity Series International Value Fund (a)	994	10,460
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,401)		35,455

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	71	681
Fidelity Series Floating Rate High Income Fund (a)	27	255
Fidelity Series High Income Fund (a)	157	1,511
Fidelity Series Inflation-Protected Bond Index Fund (a)	36	347
Fidelity Series International Credit Fund (a)	5	46
Fidelity Series Investment Grade Bond Fund (a)	47	509
Fidelity Series Long-Term Treasury Bond Index Fund (a)	485	3,997
Fidelity Series Real Estate Income Fund (a)	46	496
TOTAL BOND FUNDS
(Cost $8,127)		7,842

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	1,321	1,321
Fidelity Series Short-Term Credit Fund (a)	33	328
TOTAL SHORT-TERM FUNDS
(Cost $1,649)		1,649
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,233)		115,318
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$115,319

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,185	$--	$2,281	$--	$247	$(151)	$--
Fidelity Series All-Sector Equity Fund	4,192	81	2,029	--	90	385	2,719
Fidelity Series Blue Chip Growth Fund	4,333	613	370	457	23	295	4,894
Fidelity Series Canada Fund	964	135	96	--	--	59	1,062
Fidelity Series Commodity Strategy Fund	2,288	508	168	146	(8)	(188)	2,432
Fidelity Series Emerging Markets Debt Fund	700	20	1	20	--	(38)	681
Fidelity Series Emerging Markets Fund	--	1,091	--	--	--	--	1,091
Fidelity Series Emerging Markets Opportunities Fund	9,968	2,627	1,534	--	(34)	(1,220)	9,807
Fidelity Series Floating Rate High Income Fund	250	7	2	7	--	--	255
Fidelity Series Government Money Market Fund 2.12%	1,767	1,900	2,346	14	--	--	1,321
Fidelity Series Growth Company Fund	9,195	324	927	--	75	1,261	9,928
Fidelity Series High Income Fund	1,519	44	66	44	(1)	15	1,511
Fidelity Series Inflation-Protected Bond Index Fund	907	67	630	1	(10)	13	347
Fidelity Series International Credit Fund	34	12	--	--	--	--	46
Fidelity Series International Growth Fund	9,708	1,032	389	--	2	152	10,505
Fidelity Series International Small Cap Fund	2,422	267	66	--	4	(97)	2,530
Fidelity Series International Value Fund	9,827	1,073	431	--	(2)	(7)	10,460
Fidelity Series Intrinsic Opportunities Fund	10,448	1,629	318	527	(3)	140	11,896
Fidelity Series Investment Grade Bond Fund	524	31	40	7	(1)	(5)	509
Fidelity Series Large Cap Stock Fund	9,478	1,120	486	619	4	452	10,568
Fidelity Series Large Cap Value Index Fund	2,717	159	109	--	--	192	2,959
Fidelity Series Long-Term Treasury Bond Index Fund	2,487	2,568	918	50	(37)	(103)	3,997
Fidelity Series Opportunistic Insights Fund	4,748	187	230	--	5	617	5,327
Fidelity Series Real Estate Equity Fund	783	100	920	13	(39)	76	--
Fidelity Series Real Estate Income Fund	465	29	--	21	--	2	496
Fidelity Series Short-Term Credit Fund	349	522	543	5	(4)	4	328
Fidelity Series Small Cap Discovery Fund	1,267	229	43	76	--	(19)	1,434
Fidelity Series Small Cap Opportunities Fund	3,900	621	218	331	7	108	4,418
Fidelity Series Stock Selector Large Cap Value Fund	7,305	523	270	--	(5)	515	8,068
Fidelity Series Value Discovery Fund	5,174	415	166	--	--	306	5,729
	$109,904	$17,934	$15,597	$2,338	$313	$2,764	$115,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,233)	$115,318
Total Investment in Securities (cost $109,233)		$115,318
Receivable for investments sold		1,820
Total assets		117,138
Liabilities
Payable for investments purchased	$1,819
Total liabilities		1,819
Net Assets		$115,319
Net Assets consist of:
Paid in capital		$106,599
Undistributed net investment income		624
Accumulated undistributed net realized gain (loss) on investments		2,011
Net unrealized appreciation (depreciation) on investments		6,085
Net Assets, for 10,620 shares outstanding		$115,319
Net Asset Value, offering price and redemption price per share ($115,319 ÷ 10,620 shares)		$10.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$627
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	313
Capital gain distributions from underlying funds:
Affiliated issuers	1,711
Total net realized gain (loss)		2,024
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,764
Total change in net unrealized appreciation (depreciation)		2,764
Net gain (loss)		4,788
Net increase (decrease) in net assets resulting from operations		$5,414

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$626	$1,740
Net realized gain (loss)	2,024	4,843
Change in net unrealized appreciation (depreciation)	2,764	3,321
Net increase (decrease) in net assets resulting from operations	5,414	9,904
Distributions to shareholders from net investment income	(82)	(1,660)
Distributions to shareholders from net realized gain	(3,196)	(1,660)
Total distributions	(3,278)	(3,320)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	3,279	3,320
Net increase (decrease) in net assets resulting from share transactions	3,279	103,320
Total increase (decrease) in net assets	5,415	109,904
Net Assets
Beginning of period	109,904	–
End of period	$115,319	$109,904
Other Information
Undistributed net investment income end of period	$624	$80
Shares
Sold	–	10,000
Issued in reinvestment of distributions	309	311
Net increase (decrease)	309	10,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.17
Net realized and unrealized gain (loss)	.46	.82
Total from investment operations	.52	.99
Distributions from net investment income	(.01)	(.17)
Distributions from net realized gain	(.31)	(.17)
Total distributions	(.32)	(.33)C
Net asset value, end of period	$10.86	$10.66
Total ReturnD	4.93%	9.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	1.11%G	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$115	$110
Portfolio turnover rateE	28%G	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.3
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series International Growth Fund	9.1
Fidelity Series International Value Fund	9.1
Fidelity Series Growth Company Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2050 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	200	$2,718
Fidelity Series Blue Chip Growth Fund (a)	320	4,892
Fidelity Series Commodity Strategy Fund (a)	486	2,432
Fidelity Series Growth Company Fund (a)	491	9,925
Fidelity Series Intrinsic Opportunities Fund (a)	649	11,889
Fidelity Series Large Cap Stock Fund (a)	663	10,566
Fidelity Series Large Cap Value Index Fund (a)	224	2,958
Fidelity Series Opportunistic Insights Fund (a)	268	5,325
Fidelity Series Small Cap Discovery Fund (a)	118	1,434
Fidelity Series Small Cap Opportunities Fund (a)	301	4,417
Fidelity Series Stock Selector Large Cap Value Fund (a)	610	8,066
Fidelity Series Value Discovery Fund (a)	418	5,728
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,029)		70,350

International Equity Funds - 30.8%
Fidelity Series Canada Fund (a)	98	1,064
Fidelity Series Emerging Markets Fund (a)	113	1,091
Fidelity Series Emerging Markets Opportunities Fund (a)	511	9,806
Fidelity Series International Growth Fund (a)	641	10,505
Fidelity Series International Small Cap Fund (a)	141	2,531
Fidelity Series International Value Fund (a)	994	10,460
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,404)		35,457

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	71	681
Fidelity Series Floating Rate High Income Fund (a)	27	255
Fidelity Series High Income Fund (a)	157	1,510
Fidelity Series Inflation-Protected Bond Index Fund (a)	36	347
Fidelity Series International Credit Fund (a)	5	46
Fidelity Series Investment Grade Bond Fund (a)	47	509
Fidelity Series Long-Term Treasury Bond Index Fund (a)	485	3,996
Fidelity Series Real Estate Income Fund (a)	46	496
TOTAL BOND FUNDS
(Cost $8,125)		7,840

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	1,323	1,323
Fidelity Series Short-Term Credit Fund (a)	34	331
TOTAL SHORT-TERM FUNDS
(Cost $1,654)		1,654
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,212)		115,301
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$115,301

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,186	$--	$2,281	$--	$244	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	80	2,025	--	86	385	2,718
Fidelity Series Blue Chip Growth Fund	4,332	613	371	457	23	295	4,892
Fidelity Series Canada Fund	947	135	77	--	--	59	1,064
Fidelity Series Commodity Strategy Fund	2,285	511	168	146	(8)	(188)	2,432
Fidelity Series Emerging Markets Debt Fund	700	20	1	20	--	(38)	681
Fidelity Series Emerging Markets Fund	--	1,091	--	--	--	--	1,091
Fidelity Series Emerging Markets Opportunities Fund	9,967	2,594	1,501	--	(33)	(1,221)	9,806
Fidelity Series Floating Rate High Income Fund	250	7	2	7	--	--	255
Fidelity Series Government Money Market Fund 2.12%	1,761	1,914	2,352	14	--	--	1,323
Fidelity Series Growth Company Fund	9,024	326	754	--	57	1,272	9,925
Fidelity Series High Income Fund	1,519	44	66	44	(1)	14	1,510
Fidelity Series Inflation-Protected Bond Index Fund	907	72	635	1	(10)	13	347
Fidelity Series International Credit Fund	34	12	--	--	--	--	46
Fidelity Series International Growth Fund	9,706	1,034	389	--	1	153	10,505
Fidelity Series International Small Cap Fund	2,422	262	60	--	4	(97)	2,531
Fidelity Series International Value Fund	9,852	1,068	450	--	(2)	(8)	10,460
Fidelity Series Intrinsic Opportunities Fund	10,562	1,508	320	527	(4)	143	11,889
Fidelity Series Investment Grade Bond Fund	524	26	35	7	(1)	(5)	509
Fidelity Series Large Cap Stock Fund	9,477	1,168	533	620	4	450	10,566
Fidelity Series Large Cap Value Index Fund	2,699	176	108	--	--	191	2,958
Fidelity Series Long-Term Treasury Bond Index Fund	2,486	2,561	911	50	(36)	(104)	3,996
Fidelity Series Opportunistic Insights Fund	4,748	189	234	--	5	617	5,325
Fidelity Series Real Estate Equity Fund	801	75	912	13	(42)	78	--
Fidelity Series Real Estate Income Fund	465	29	--	21	--	2	496
Fidelity Series Short-Term Credit Fund	349	529	547	4	(4)	4	331
Fidelity Series Small Cap Discovery Fund	1,292	204	43	77	(1)	(18)	1,434
Fidelity Series Small Cap Opportunities Fund	3,947	604	254	331	11	109	4,417
Fidelity Series Stock Selector Large Cap Value Fund	7,400	418	267	--	(5)	520	8,066
Fidelity Series Value Discovery Fund	5,060	528	165	--	--	305	5,728
	$109,894	$17,798	$15,461	$2,339	$288	$2,782	$115,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,212)	$115,301
Total Investment in Securities (cost $109,212)		$115,301
Receivable for investments sold		1,833
Total assets		117,134
Liabilities
Payable for investments purchased	$1,833
Total liabilities		1,833
Net Assets		$115,301
Net Assets consist of:
Paid in capital		$106,609
Undistributed net investment income		623
Accumulated undistributed net realized gain (loss) on investments		1,980
Net unrealized appreciation (depreciation) on investments		6,089
Net Assets, for 10,621 shares outstanding		$115,301
Net Asset Value, offering price and redemption price per share ($115,301 ÷ 10,621 shares)		$10.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$626
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	288
Capital gain distributions from underlying funds:
Affiliated issuers	1,713
Total net realized gain (loss)		2,001
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,782
Total change in net unrealized appreciation (depreciation)		2,782
Net gain (loss)		4,783
Net increase (decrease) in net assets resulting from operations		$5,408

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$625	$1,740
Net realized gain (loss)	2,001	4,846
Change in net unrealized appreciation (depreciation)	2,782	3,307
Net increase (decrease) in net assets resulting from operations	5,408	9,893
Distributions to shareholders from net investment income	(82)	(1,660)
Distributions to shareholders from net realized gain	(3,227)	(1,640)
Total distributions	(3,309)	(3,300)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	3,309	3,300
Net increase (decrease) in net assets resulting from share transactions	3,309	103,300
Total increase (decrease) in net assets	5,408	109,893
Net Assets
Beginning of period	109,893	–
End of period	$115,301	$109,893
Other Information
Undistributed net investment income end of period	$623	$80
Shares
Sold	–	10,000
Issued in reinvestment of distributions	312	309
Net increase (decrease)	312	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.17
Net realized and unrealized gain (loss)	.46	.82
Total from investment operations	.52	.99
Distributions from net investment income	(.01)	(.17)
Distributions from net realized gain	(.31)	(.16)
Total distributions	(.32)	(.33)
Net asset value, end of period	$10.86	$10.66
Total ReturnC	4.96%	9.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %F
Expenses net of fee waivers, if any	- %F,G	- %F
Expenses net of all reductions	- %F,G	- %F
Net investment income (loss)	1.11%F	2.00%F
Supplemental Data
Net assets, end of period (000 omitted)	$115	$110
Portfolio turnover rateD	27%F	13%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.3
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series International Growth Fund	9.1
Fidelity Series International Value Fund	9.1
Fidelity Series Growth Company Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2055 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	200	$2,719
Fidelity Series Blue Chip Growth Fund (a)	320	4,895
Fidelity Series Commodity Strategy Fund (a)	487	2,433
Fidelity Series Growth Company Fund (a)	491	9,930
Fidelity Series Intrinsic Opportunities Fund (a)	649	11,895
Fidelity Series Large Cap Stock Fund (a)	664	10,571
Fidelity Series Large Cap Value Index Fund (a)	224	2,959
Fidelity Series Opportunistic Insights Fund (a)	268	5,328
Fidelity Series Small Cap Discovery Fund (a)	118	1,434
Fidelity Series Small Cap Opportunities Fund (a)	301	4,419
Fidelity Series Stock Selector Large Cap Value Fund (a)	610	8,070
Fidelity Series Value Discovery Fund (a)	419	5,731
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,064)		70,384

International Equity Funds - 30.8%
Fidelity Series Canada Fund (a)	98	1,061
Fidelity Series Emerging Markets Fund (a)	113	1,091
Fidelity Series Emerging Markets Opportunities Fund (a)	511	9,807
Fidelity Series International Growth Fund (a)	641	10,504
Fidelity Series International Small Cap Fund (a)	141	2,529
Fidelity Series International Value Fund (a)	994	10,459
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,397)		35,451

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	70	670
Fidelity Series Floating Rate High Income Fund (a)	27	255
Fidelity Series High Income Fund (a)	157	1,511
Fidelity Series Inflation-Protected Bond Index Fund (a)	36	347
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	47	509
Fidelity Series Long-Term Treasury Bond Index Fund (a)	485	3,994
Fidelity Series Real Estate Income Fund (a)	47	508
TOTAL BOND FUNDS
(Cost $8,114)		7,828

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	1,328	1,328
Fidelity Series Short-Term Credit Fund (a)	33	328
TOTAL SHORT-TERM FUNDS
(Cost $1,656)		1,656
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,231)		115,319
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$115,321

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,186	$--	$2,282	$--	$245	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	82	2,030	--	90	385	2,719
Fidelity Series Blue Chip Growth Fund	4,332	630	385	457	23	295	4,895
Fidelity Series Canada Fund	964	132	94	--	(1)	60	1,061
Fidelity Series Commodity Strategy Fund	2,289	508	168	146	(8)	(188)	2,433
Fidelity Series Emerging Markets Debt Fund	690	20	2	20	--	(38)	670
Fidelity Series Emerging Markets Fund	--	1,091	--	--	--	--	1,091
Fidelity Series Emerging Markets Opportunities Fund	9,972	2,565	1,477	--	(32)	(1,221)	9,807
Fidelity Series Floating Rate High Income Fund	250	7	2	7	--	--	255
Fidelity Series Government Money Market Fund 2.12%	1,759	1,996	2,427	15	--	--	1,328
Fidelity Series Growth Company Fund	9,180	358	942	--	72	1,262	9,930
Fidelity Series High Income Fund	1,519	45	66	44	(1)	14	1,511
Fidelity Series Inflation-Protected Bond Index Fund	910	82	648	1	(10)	13	347
Fidelity Series International Credit Fund	34	--	--	--	--	--	34
Fidelity Series International Growth Fund	9,708	1,030	388	--	2	152	10,504
Fidelity Series International Small Cap Fund	2,422	260	61	--	4	(96)	2,529
Fidelity Series International Value Fund	9,834	1,074	441	--	(2)	(6)	10,459
Fidelity Series Intrinsic Opportunities Fund	10,472	1,641	353	527	(5)	140	11,895
Fidelity Series Investment Grade Bond Fund	524	31	39	7	(2)	(5)	509
Fidelity Series Large Cap Stock Fund	9,478	1,169	533	618	5	452	10,571
Fidelity Series Large Cap Value Index Fund	2,717	161	111	--	--	192	2,959
Fidelity Series Long-Term Treasury Bond Index Fund	2,489	2,487	841	50	(34)	(107)	3,994
Fidelity Series Opportunistic Insights Fund	4,749	211	254	--	5	617	5,328
Fidelity Series Real Estate Equity Fund	783	100	920	13	(39)	76	--
Fidelity Series Real Estate Income Fund	465	41	--	21	--	2	508
Fidelity Series Short-Term Credit Fund	350	545	567	4	(4)	4	328
Fidelity Series Small Cap Discovery Fund	1,267	231	45	76	--	(19)	1,434
Fidelity Series Small Cap Opportunities Fund	3,900	632	230	331	8	109	4,419
Fidelity Series Stock Selector Large Cap Value Fund	7,305	529	275	--	(5)	516	8,070
Fidelity Series Value Discovery Fund	5,166	428	169	--	--	306	5,731
	$109,906	$18,086	$15,750	$2,337	$311	$2,766	$115,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,231)	$115,319
Total Investment in Securities (cost $109,231)		$115,319
Receivable for investments sold		1,805
Total assets		117,124
Liabilities
Payable for investments purchased	$1,803
Total liabilities		1,803
Net Assets		$115,321
Net Assets consist of:
Paid in capital		$106,599
Undistributed net investment income		624
Accumulated undistributed net realized gain (loss) on investments		2,010
Net unrealized appreciation (depreciation) on investments		6,088
Net Assets, for 10,620 shares outstanding		$115,321
Net Asset Value, offering price and redemption price per share ($115,321 ÷ 10,620 shares)		$10.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$627
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	311
Capital gain distributions from underlying funds:
Affiliated issuers	1,710
Total net realized gain (loss)		2,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,766
Total change in net unrealized appreciation (depreciation)		2,766
Net gain (loss)		4,787
Net increase (decrease) in net assets resulting from operations		$5,413

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$626	$1,740
Net realized gain (loss)	2,021	4,845
Change in net unrealized appreciation (depreciation)	2,766	3,322
Net increase (decrease) in net assets resulting from operations	5,413	9,907
Distributions to shareholders from net investment income	(82)	(1,660)
Distributions to shareholders from net realized gain	(3,206)	(1,650)
Total distributions	(3,288)	(3,310)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	3,289	3,310
Net increase (decrease) in net assets resulting from share transactions	3,289	103,310
Total increase (decrease) in net assets	5,414	109,907
Net Assets
Beginning of period	109,907	–
End of period	$115,321	$109,907
Other Information
Undistributed net investment income end of period	$624	$80
Shares
Sold	–	10,000
Issued in reinvestment of distributions	310	310
Net increase (decrease)	310	10,310

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.17
Net realized and unrealized gain (loss)	.46	.82
Total from investment operations	.52	.99
Distributions from net investment income	(.01)	(.17)
Distributions from net realized gain	(.31)	(.17)
Total distributions	(.32)	(.33)C
Net asset value, end of period	$10.86	$10.66
Total ReturnD	4.94%	9.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	1.11%G	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$115	$110
Portfolio turnover rateE	28%G	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.165 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.3
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series International Growth Fund	9.1
Fidelity Series International Value Fund	9.1
Fidelity Series Growth Company Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Stock Selector Large Cap Value Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.2
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.0%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2060 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	200	$2,718
Fidelity Series Blue Chip Growth Fund (a)	320	4,894
Fidelity Series Commodity Strategy Fund (a)	486	2,432
Fidelity Series Growth Company Fund (a)	491	9,928
Fidelity Series Intrinsic Opportunities Fund (a)	649	11,891
Fidelity Series Large Cap Stock Fund (a)	663	10,569
Fidelity Series Large Cap Value Index Fund (a)	224	2,959
Fidelity Series Opportunistic Insights Fund (a)	268	5,327
Fidelity Series Small Cap Discovery Fund (a)	118	1,434
Fidelity Series Small Cap Opportunities Fund (a)	301	4,418
Fidelity Series Stock Selector Large Cap Value Fund (a)	610	8,068
Fidelity Series Value Discovery Fund (a)	418	5,729
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,029)		70,367

International Equity Funds - 30.8%
Fidelity Series Canada Fund (a)	98	1,062
Fidelity Series Emerging Markets Fund (a)	113	1,091
Fidelity Series Emerging Markets Opportunities Fund (a)	511	9,807
Fidelity Series International Growth Fund (a)	641	10,504
Fidelity Series International Small Cap Fund (a)	141	2,529
Fidelity Series International Value Fund (a)	994	10,459
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,398)		35,452

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (a)	69	659
Fidelity Series Floating Rate High Income Fund (a)	28	267
Fidelity Series High Income Fund (a)	157	1,511
Fidelity Series Inflation-Protected Bond Index Fund (a)	36	347
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	47	509
Fidelity Series Long-Term Treasury Bond Index Fund (a)	485	3,994
Fidelity Series Real Estate Income Fund (a)	48	515
TOTAL BOND FUNDS
(Cost $8,128)		7,836

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 2.12% (a)(b)	1,329	1,329
Fidelity Series Short-Term Credit Fund (a)	33	329
TOTAL SHORT-TERM FUNDS
(Cost $1,658)		1,658
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,213)		115,313
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$115,312

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,207	$--	$2,303	$--	$245	$(149)	$--
Fidelity Series All-Sector Equity Fund	4,192	66	2,015	--	90	385	2,718
Fidelity Series Blue Chip Growth Fund	4,333	617	374	457	23	295	4,894
Fidelity Series Canada Fund	964	135	95	--	(1)	59	1,062
Fidelity Series Commodity Strategy Fund	2,301	495	168	146	(8)	(188)	2,432
Fidelity Series Emerging Markets Debt Fund	648	47	--	20	--	(36)	659
Fidelity Series Emerging Markets Fund	--	1,091	--	--	--	--	1,091
Fidelity Series Emerging Markets Opportunities Fund	9,996	2,529	1,466	--	(28)	(1,224)	9,807
Fidelity Series Floating Rate High Income Fund	239	28	--	7	--	--	267
Fidelity Series Government Money Market Fund 2.12%	1,758	1,875	2,304	14	--	--	1,329
Fidelity Series Growth Company Fund	9,193	368	961	--	63	1,265	9,928
Fidelity Series High Income Fund	1,519	45	66	44	(1)	14	1,511
Fidelity Series Inflation-Protected Bond Index Fund	914	79	650	1	(10)	14	347
Fidelity Series International Credit Fund	49	--	15	1	--	--	34
Fidelity Series International Growth Fund	9,708	1,018	376	--	2	152	10,504
Fidelity Series International Small Cap Fund	2,422	265	65	--	4	(97)	2,529
Fidelity Series International Value Fund	9,827	1,071	429	--	(1)	(9)	10,459
Fidelity Series Intrinsic Opportunities Fund	10,528	1,585	360	527	(4)	142	11,891
Fidelity Series Investment Grade Bond Fund	524	26	35	7	(1)	(5)	509
Fidelity Series Large Cap Stock Fund	9,478	1,163	529	619	5	452	10,569
Fidelity Series Large Cap Value Index Fund	2,699	173	104	--	--	191	2,959
Fidelity Series Long-Term Treasury Bond Index Fund	2,493	2,338	695	50	(28)	(114)	3,994
Fidelity Series Opportunistic Insights Fund	4,749	211	255	--	5	617	5,327
Fidelity Series Real Estate Equity Fund	805	78	920	13	(41)	78	--
Fidelity Series Real Estate Income Fund	465	48	--	21	--	2	515
Fidelity Series Short-Term Credit Fund	350	511	532	4	(4)	4	329
Fidelity Series Small Cap Discovery Fund	1,267	227	41	76	--	(19)	1,434
Fidelity Series Small Cap Opportunities Fund	3,900	616	214	331	7	109	4,418
Fidelity Series Stock Selector Large Cap Value Fund	7,305	505	254	--	(6)	518	8,068
Fidelity Series Value Discovery Fund	5,072	506	153	--	(1)	305	5,729
	$109,905	$17,716	$15,379	$2,338	$310	$2,761	$115,313

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,213)	$115,313
Total Investment in Securities (cost $109,213)		$115,313
Receivable for investments sold		1,836
Total assets		117,149
Liabilities
Payable for investments purchased	$1,837
Total liabilities		1,837
Net Assets		$115,312
Net Assets consist of:
Paid in capital		$106,588
Undistributed net investment income		622
Accumulated undistributed net realized gain (loss) on investments		2,002
Net unrealized appreciation (depreciation) on investments		6,100
Net Assets, for 10,619 shares outstanding		$115,312
Net Asset Value, offering price and redemption price per share ($115,312 ÷ 10,619 shares)		$10.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$626
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	310
Capital gain distributions from underlying funds:
Affiliated issuers	1,712
Total net realized gain (loss)		2,022
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,761
Total change in net unrealized appreciation (depreciation)		2,761
Net gain (loss)		4,783
Net increase (decrease) in net assets resulting from operations		$5,408

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	For the period June 8, 2017 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$625	$1,740
Net realized gain (loss)	2,022	4,826
Change in net unrealized appreciation (depreciation)	2,761	3,339
Net increase (decrease) in net assets resulting from operations	5,408	9,905
Distributions to shareholders from net investment income	(93)	(1,650)
Distributions to shareholders from net realized gain	(3,196)	(1,650)
Total distributions	(3,289)	(3,300)
Share transactions
Proceeds from sales of shares	–	100,000
Reinvestment of distributions	3,288	3,300
Net increase (decrease) in net assets resulting from share transactions	3,288	103,300
Total increase (decrease) in net assets	5,407	109,905
Net Assets
Beginning of period	109,905	–
End of period	$115,312	$109,905
Other Information
Undistributed net investment income end of period	$622	$90
Shares
Sold	–	10,000
Issued in reinvestment of distributions	310	309
Net increase (decrease)	310	10,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.17
Net realized and unrealized gain (loss)	.46	.82
Total from investment operations	.52	.99
Distributions from net investment income	(.01)	(.17)
Distributions from net realized gain	(.31)	(.17)
Total distributions	(.32)	(.33)C
Net asset value, end of period	$10.86	$10.66
Total ReturnD	4.94%	9.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G
Expenses net of fee waivers, if any	- %G,H	- %G
Expenses net of all reductions	- %G,H	- %G
Net investment income (loss)	1.11%G	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$115	$110
Portfolio turnover rateE	27%G	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Freedom Flex 2045 Fund, Fidelity Freedom Flex 2050 Fund, Fidelity Freedom Flex 2055 Fund and Fidelity Freedom Flex 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Income Fund	$105,137	$1,016	$(1,871)	$(855)
Fidelity Flex Freedom 2005 Fund	105,898	1,668	(1,757)	(89)
Fidelity Flex Freedom 2010 Fund	106,502	2,356	(1,631)	725
Fidelity Flex Freedom 2015 Fund	107,092	3,062	(1,480)	1,582
Fidelity Flex Freedom 2020 Fund	107,466	3,639	(1,360)	2,279
Fidelity Flex Freedom 2025 Fund	107,821	4,153	(1,226)	2,927
Fidelity Flex Freedom 2030 Fund	108,717	5,149	(1,017)	4,132
Fidelity Flex Freedom 2035 Fund	109,194	6,210	(512)	5,698
Fidelity Flex Freedom 2040 Fund	109,288	6,460	(449)	6,011
Fidelity Flex Freedom 2045 Fund	109,293	6,471	(446)	6,025
Fidelity Flex Freedom 2050 Fund	109,276	6,469	(444)	6,025
Fidelity Flex Freedom 2055 Fund	109,291	6,473	(445)	6,028
Fidelity Flex Freedom 2060 Fund	109,266	6,486	(439)	6,047

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Flex Freedom Income Fund	20,142	18,733
Fidelity Flex Freedom 2005 Fund	19,139	17,611
Fidelity Flex Freedom 2010 Fund	18,274	16,624
Fidelity Flex Freedom 2015 Fund	17,648	15,873
Fidelity Flex Freedom 2020 Fund	17,091	15,212
Fidelity Flex Freedom 2025 Fund	16,857	14,883
Fidelity Flex Freedom 2030 Fund	15,571	13,426
Fidelity Flex Freedom 2035 Fund	16,950	14,655
Fidelity Flex Freedom 2040 Fund	17,728	15,391
Fidelity Flex Freedom 2045 Fund	17,934	15,597
Fidelity Flex Freedom 2050 Fund	17,798	15,461
Fidelity Flex Freedom 2055 Fund	18,086	15,750
Fidelity Flex Freedom 2060 Fund	17,716	15,379

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Income Fund	100
Fidelity Flex Freedom 2005 Fund	100
Fidelity Flex Freedom 2010 Fund	100
Fidelity Flex Freedom 2015 Fund	100
Fidelity Flex Freedom 2020 Fund	100
Fidelity Flex Freedom 2025 Fund	100
Fidelity Flex Freedom 2030 Fund	100
Fidelity Flex Freedom 2035 Fund	100
Fidelity Flex Freedom 2040 Fund	100
Fidelity Flex Freedom 2045 Fund	100
Fidelity Flex Freedom 2050 Fund	100
Fidelity Flex Freedom 2055 Fund	100
Fidelity Flex Freedom 2060 Fund	100

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A,B	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period- April 1, 2018 to September 30, 2018C,D
Fidelity Flex Freedom Income Fund	- %
Actual		$1,000.00	$1,010.60	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2005 Fund	- %
Actual		$1,000.00	$1,014.30	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2010 Fund	- %
Actual		$1,000.00	$1,018.90	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2015 Fund	- %
Actual		$1,000.00	$1,024.20	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2020 Fund	- %
Actual		$1,000.00	$1,028.60	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2025 Fund	- %
Actual		$1,000.00	$1,033.00	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2030 Fund	- %
Actual		$1,000.00	$1,039.00	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2035 Fund	- %
Actual		$1,000.00	$1,046.60	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2040 Fund	- %
Actual		$1,000.00	$1,049.70	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2045 Fund	- %
Actual		$1,000.00	$1,049.30	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2050 Fund	- %
Actual		$1,000.00	$1,049.60	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2055 Fund	- %
Actual		$1,000.00	$1,049.40	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom 2060 Fund	- %
Actual		$1,000.00	$1,049.40	$-
Hypothetical-E		$1,000.00	$1,025.07	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amounts represent less than .005%.

 C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 D Amounts represent less than $.005

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In considering whether to renew the Advisory Contract for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As each fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that each fund is available exclusively to certain Fidelity fee-based programs. The Board considered that each fund does not pay FMRC a management fee for investment advisory services, but that FMRC is indirectly compensated for its services out of the program fees. The Board also noted that FMRC or an affiliate undertakes to pay all operating expenses of each fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the funds were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMRC or an affiliate bears all expenses of the funds, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds pay no advisory fees and FMR bears all expenses of the funds with certain limited exceptions, the realization of economies of scale by the funds was not a material factor in the Board's decision to renew the funds' Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

XFC-SANN-1118
1.9884227.101

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class Z6 Semi-Annual Report September 30, 2018

Contents

Note to shareholder
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Advisor Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates are expected to be fully implemented by the end of 2018.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.0
Fidelity Series Government Money Market Fund 2.12%	18.5
Fidelity Series Inflation-Protected Bond Index Fund	12.8
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series Emerging Markets Opportunities Fund	2.7
Fidelity Series International Growth Fund	2.2
Fidelity Series International Value Fund	2.2
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Large Cap Stock Fund	2.0
88.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.3%
International Equity Funds	8.2%
Bond Funds	57.1%
Short-Term Funds	23.3%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.09% 11/1/18 to 11/29/18 (a)
(Cost $139,597)	140,000	139,587
	Shares	Value

Domestic Equity Funds - 11.3%
Fidelity Advisor Series Equity Growth Fund (b)	165,767	$2,562,760
Fidelity Advisor Series Growth Opportunities Fund (b)	102,497	1,705,553
Fidelity Advisor Series Small Cap Fund (b)	95,773	1,203,867
Fidelity Series All-Sector Equity Fund (b)	76,141	1,036,276
Fidelity Series Commodity Strategy Fund (b)	913,217	4,566,084
Fidelity Series Large Cap Stock Fund (b)	279,220	4,447,967
Fidelity Series Large Cap Value Index Fund (b)	36,247	478,461
Fidelity Series Opportunistic Insights Fund (b)	119,930	2,380,602
Fidelity Series Small Cap Opportunities Fund (b)	103,334	1,517,971
Fidelity Series Stock Selector Large Cap Value Fund (b)	217,146	2,870,664
Fidelity Series Value Discovery Fund (b)	206,877	2,832,143
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,783,979)		25,602,348

International Equity Funds - 8.2%
Fidelity Series Canada Fund (b)	44,194	477,736
Fidelity Series Emerging Markets Fund (b)	81,074	785,606
Fidelity Series Emerging Markets Opportunities Fund (b)	319,827	6,137,471
Fidelity Series International Growth Fund (b)	309,625	5,077,853
Fidelity Series International Small Cap Fund (b)	64,191	1,149,021
Fidelity Series International Value Fund (b)	479,684	5,046,280
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,718,992)		18,673,967

Bond Funds - 57.1%
Fidelity Series Emerging Markets Debt Fund (b)	177,507	1,691,644
Fidelity Series Floating Rate High Income Fund (b)	60,206	573,160
Fidelity Series High Income Fund (b)	313,609	3,013,780
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,997,990	29,110,482
Fidelity Series International Credit Fund (b)	11,350	111,566
Fidelity Series Investment Grade Bond Fund (b)	7,704,272	83,899,517
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,219,899	10,051,966
Fidelity Series Real Estate Income Fund (b)	102,467	1,104,594
TOTAL BOND FUNDS
(Cost $130,353,290)		129,556,709

Short-Term Funds - 23.3%
Fidelity Cash Central Fund, 2.11% (c)	271,895	271,950
Fidelity Series Government Money Market Fund 2.12% (b)(d)	41,955,747	41,955,747
Fidelity Series Short-Term Credit Fund (b)	1,084,441	10,692,591
TOTAL SHORT-TERM FUNDS
(Cost $53,008,512)		52,920,288
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $217,004,370)		226,892,899
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110,233)
NET ASSETS - 100%		$226,782,666

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Dec. 2018	$395,100	$378	$378
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	19	Dec. 2018	997,215	19,053	19,053
					19,431
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec. 2018	875,700	(232)	(232)
TOTAL FUTURES CONTRACTS					$19,199

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,656.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,148
Total	$1,148

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,986,272	$404,065	$1,243,424	$ -	$221,129	$194,718	$2,562,760
Fidelity Advisor Series Equity Value Fund	3,441,952	554,341	1,263,738	91,665	155,363	(651,254)	-
Fidelity Advisor Series Growth & Income Fund	5,267,197	1,126,410	2,094,596	408,911	147,730	(1,111,601)	-
Fidelity Advisor Series Growth Opportunities Fund	1,963,092	267,804	1,013,805	-	264,099	224,363	1,705,553
Fidelity Advisor Series Opportunistic Insights Fund	2,809,288	550,119	1,177,658	174,096	310,239	(1,149,788)	-
Fidelity Advisor Series Small Cap Fund	1,497,643	198,788	582,975	-	73,075	17,336	1,203,867
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,474,257	698,024	1,284,824	232,137	163,270	(660,926)	-
Fidelity Series 100 Index Fund	1,480,375	-	1,552,285	-	970,147	(898,237)	-
Fidelity Series All-Sector Equity Fund	2,050,720	273,716	1,507,380	-	341,462	(122,242)	1,036,276
Fidelity Series Canada Fund	536,118	70,669	162,912	-	2,657	31,204	477,736
Fidelity Series Commodity Strategy Fund	4,537,656	1,195,010	793,076	274,339	(216,245)	(157,261)	4,566,084
Fidelity Series Emerging Markets Debt Fund	1,670,287	217,522	103,012	50,757	(2,133)	(91,020)	1,691,644
Fidelity Series Emerging Markets Fund	-	787,669	-	-	-	(2,063)	785,606
Fidelity Series Emerging Markets Opportunities Fund	6,576,903	944,745	542,730	-	(12,516)	(828,931)	6,137,471
Fidelity Series Floating Rate High Income Fund	531,740	83,617	42,926	14,898	(28)	757	573,160
Fidelity Series Government Money Market Fund 2.12%	49,380,363	9,928,070	17,352,686	457,077	-	-	41,955,747
Fidelity Series High Income Fund	3,122,185	448,693	584,008	87,348	(17,625)	44,535	3,013,780
Fidelity Series Inflation-Protected Bond Index Fund	8,056,431	22,154,849	1,002,523	27,690	(4,949)	(93,326)	29,110,482
Fidelity Series International Credit Fund	111,314	1,372	-	1,372	-	(1,120)	111,566
Fidelity Series International Growth Fund	5,569,432	1,027,847	1,593,116	-	226,534	(152,844)	5,077,853
Fidelity Series International Small Cap Fund	1,385,201	200,768	383,353	-	36,940	(90,535)	1,149,021
Fidelity Series International Value Fund	5,462,228	898,069	1,273,777	-	43,620	(83,860)	5,046,280
Fidelity Series Investment Grade Bond Fund	81,183,581	11,575,978	7,892,375	1,194,751	(19,148)	(948,519)	83,899,517
Fidelity Series Large Cap Stock Fund	-	2,067	14,093	-	(129)	1,124,982	4,447,967
Fidelity Series Large Cap Value Index Fund	585,207	77,945	224,470	-	32,616	7,163	478,461
Fidelity Series Long-Term Treasury Bond Index Fund	4,509,835	7,231,307	1,370,904	85,312	(44,834)	(273,438)	10,051,966
Fidelity Series Opportunistic Insights Fund	-	1,142	7,550	-	(9)	1,044,819	2,380,602
Fidelity Series Real Estate Equity Fund	358,281	5,202	378,004	4,736	63,966	(49,445)	-
Fidelity Series Real Estate Income Fund	1,049,918	174,933	125,561	46,150	(430)	5,734	1,104,594
Fidelity Series Short-Term Credit Fund	12,143,757	1,793,460	3,245,178	142,729	(22,892)	23,444	10,692,591
Fidelity Series Small Cap Opportunities Fund	1,815,589	361,462	756,318	117,711	242,995	(145,757)	1,517,971
Fidelity Series Stock Selector Large Cap Value Fund	-	2,693	13,909	-	(156)	492,235	2,870,664
Fidelity Series Value Discovery Fund	-	1,335	9,060	-	(88)	603,292	2,832,143
	$213,556,822	$63,259,691	$49,592,226	$3,411,679	$2,954,660	$(3,697,585)	$226,481,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$139,587	$--	$139,587	$--
Domestic Equity Funds	25,602,348	25,602,348	--	--
International Equity Funds	18,673,967	18,673,967	--	--
Bond Funds	129,556,709	129,556,709	--	--
Short-Term Funds	52,920,288	52,920,288	--	--
Total Investments in Securities:	$226,892,899	$226,753,312	$139,587	$--
Derivative Instruments:
Assets
Futures Contracts	$19,431	$19,431	$--	$--
Total Assets	$19,431	$19,431	$--	$--
Liabilities
Futures Contracts	$(232)	$(232)	$--	$--
Total Liabilities	$(232)	$(232)	$--	$--
Total Derivative Instruments:	$19,199	$19,199	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$19,431	$(232)
Total Equity Risk	19,431	(232)
Total Value of Derivatives	$19,431	$(232)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $139,597)	$139,587
Fidelity Central Funds (cost $271,950)	271,950
Other affiliated issuers (cost $216,592,823)	226,481,362
Total Investment in Securities (cost $217,004,370)		$226,892,899
Cash		24,980
Receivable for investments sold		2,212,924
Receivable for fund shares sold		80,585
Distributions receivable from Fidelity Central Funds		395
Total assets		229,211,783
Liabilities
Payable for investments purchased	$1,858,464
Payable for fund shares redeemed	435,020
Accrued management fee	86,767
Distribution and service plan fees payable	41,081
Payable for daily variation margin on futures contracts	7,785
Total liabilities		2,429,117
Net Assets		$226,782,666
Net Assets consist of:
Paid in capital		$212,884,732
Undistributed net investment income		728,725
Accumulated undistributed net realized gain (loss) on investments		3,261,481
Net unrealized appreciation (depreciation) on investments		9,907,728
Net Assets		$226,782,666
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($71,071,968 ÷ 6,532,358 shares)		$10.88
Maximum offering price per share (100/94.25 of $10.88)		$11.54
Class M:
Net Asset Value and redemption price per share ($37,593,914 ÷ 3,458,670 shares)		$10.87
Maximum offering price per share (100/96.50 of $10.87)		$11.26
Class C:
Net Asset Value and offering price per share ($12,600,033 ÷ 1,161,571 shares)(a)		$10.85
Class I:
Net Asset Value, offering price and redemption price per share ($89,438,285 ÷ 8,195,320 shares)		$10.91
Class Z6:
Net Asset Value, offering price and redemption price per share ($16,078,466 ÷ 1,474,648 shares)		$10.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,567,653
Interest		457
Income from Fidelity Central Funds		1,148
Total income		2,569,258
Expenses
Management fee	$513,658
Distribution and service plan fees	254,346
Independent trustees' fees and expenses	534
Total expenses before reductions	768,538
Expense reductions	(40)
Total expenses after reductions		768,498
Net investment income (loss)		1,800,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(9)
Other affiliated issuers	2,954,660
Futures contracts	(18,771)
Capital gain distributions from underlying funds:
Affiliated issuers	844,026
Total net realized gain (loss)		3,779,906
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9)
Affiliated issuers	(3,697,585)
Futures contracts	19,199
Total change in net unrealized appreciation (depreciation)		(3,678,395)
Net gain (loss)		101,511
Net increase (decrease) in net assets resulting from operations		$1,902,271

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,800,760	$3,029,100
Net realized gain (loss)	3,779,906	6,815,367
Change in net unrealized appreciation (depreciation)	(3,678,395)	(240,746)
Net increase (decrease) in net assets resulting from operations	1,902,271	9,603,721
Distributions to shareholders from net investment income	(1,325,123)	(2,967,012)
Distributions to shareholders from net realized gain	(3,148,159)	(5,087,952)
Total distributions	(4,473,282)	(8,054,964)
Share transactions - net increase (decrease)	15,866,157	(10,830,864)
Total increase (decrease) in net assets	13,295,146	(9,282,107)
Net Assets
Beginning of period	213,487,520	222,769,627
End of period	$226,782,666	$213,487,520
Other Information
Undistributed net investment income end of period	$728,725	$253,088

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$10.94	$10.64	$11.07	$11.20	$11.21
Income from Investment Operations
Net investment income (loss)A	.09	.15	.16	.18	.16	.12
Net realized and unrealized gain (loss)	–B	.34	.44	(.25)	.24	.28
Total from investment operations	.09	.49	.60	(.07)	.40	.40
Distributions from net investment income	(.06)	(.15)	(.16)C	(.18)	(.17)	(.12)
Distributions from net realized gain	(.16)	(.26)	(.14)C	(.19)	(.36)	(.29)
Total distributions	(.22)	(.42)D	(.30)	(.36)E	(.53)	(.41)
Net asset value, end of period	$10.88	$11.01	$10.94	$10.64	$11.07	$11.20
Total ReturnF,G,H	.83%	4.47%	5.74%	(.59)%	3.65%	3.65%
Ratios to Average Net AssetsI,J
Expenses before reductions	.71%K,L	.63%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.71%K,L	.63%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.71%K,L	.63%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%K	1.38%	1.47%	1.63%	1.48%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$71,072	$76,141	$87,983	$99,211	$124,755	$147,818
Portfolio turnover rateI	45%K	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.42 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.263 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$10.93	$10.62	$11.06	$11.19	$11.20
Income from Investment Operations
Net investment income (loss)A	.07	.13	.13	.15	.14	.09
Net realized and unrealized gain (loss)	.01	.33	.45	(.25)	.23	.28
Total from investment operations	.08	.46	.58	(.10)	.37	.37
Distributions from net investment income	(.05)	(.13)	(.13)B	(.15)	(.14)	(.09)
Distributions from net realized gain	(.16)	(.26)	(.14)B	(.19)	(.36)	(.29)
Total distributions	(.21)	(.39)	(.27)	(.34)	(.50)	(.38)
Net asset value, end of period	$10.87	$11.00	$10.93	$10.62	$11.06	$11.19
Total ReturnC,D,E	.70%	4.22%	5.56%	(.93)%	3.39%	3.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H,I	.89%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.96%H,I	.89%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.96%H,I	.89%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%H	1.13%	1.22%	1.38%	1.23%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$37,594	$38,204	$38,513	$42,887	$47,804	$53,019
Portfolio turnover rateF	45%H	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.91	$10.61	$11.04	$11.17	$11.18
Income from Investment Operations
Net investment income (loss)A	.05	.07	.08	.09	.08	.04
Net realized and unrealized gain (loss)	–B	.33	.44	(.24)	.24	.28
Total from investment operations	.05	.40	.52	(.15)	.32	.32
Distributions from net investment income	(.02)	(.07)	(.08)C	(.10)	(.09)	(.04)
Distributions from net realized gain	(.16)	(.26)	(.14)C	(.19)	(.36)	(.29)
Total distributions	(.18)	(.33)	(.22)	(.28)D	(.45)	(.33)
Net asset value, end of period	$10.85	$10.98	$10.91	$10.61	$11.04	$11.17
Total ReturnE,F,G	.46%	3.69%	4.99%	(1.35)%	2.90%	2.89%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.46%J,K	1.39%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%J,K	1.39%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%J,K	1.39%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%J	.63%	.72%	.88%	.73%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$12,600	$13,727	$14,434	$14,712	$15,780	$15,735
Portfolio turnover rateH	45%J	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.98	$10.67	$11.10	$11.23	$11.23
Income from Investment Operations
Net investment income (loss)A	.10	.18	.19	.20	.19	.15
Net realized and unrealized gain (loss)	–B	.33	.45	(.24)	.24	.29
Total from investment operations	.10	.51	.64	(.04)	.43	.44
Distributions from net investment income	(.08)	(.18)	(.19)C	(.20)	(.19)	(.15)
Distributions from net realized gain	(.16)	(.26)	(.14)C	(.19)	(.36)	(.29)
Total distributions	(.24)	(.44)	(.33)	(.39)	(.56)D	(.44)
Net asset value, end of period	$10.91	$11.05	$10.98	$10.67	$11.10	$11.23
Total ReturnE,F	.89%	4.70%	6.07%	(.34)%	3.89%	3.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	.47%I	.39%	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.47%I	.39%	-%	-%	-%	-%
Expenses net of all reductions	.47%I	.39%	-%	-%	-%	-%
Net investment income (loss)	1.84%I	1.63%	1.72%	1.88%	1.73%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$89,438	$83,723	$81,839	$83,497	$83,253	$71,933
Portfolio turnover rateG	45%I	21%	38%	30%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B	.10	.27
Net realized and unrealized gain (loss)	.01	.03
Total from investment operations	.11	.30
Distributions from net investment income	(.09)	(.16)
Distributions from net realized gain	(.16)	(.19)
Total distributions	(.25)	(.35)
Net asset value, end of period	$10.90	$11.04
Total ReturnC,D	.98%	2.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%G
Expenses net of fee waivers, if any	.37%G	.37%G
Expenses net of all reductions	.37%G	.37%G
Net investment income (loss)	1.93%G	2.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,078	$1,693
Portfolio turnover rateE	45%G	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.8
Fidelity Series Government Money Market Fund 2.12%	15.1
Fidelity Series Inflation-Protected Bond Index Fund	10.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.6
Fidelity Series Large Cap Stock Fund	3.3
Fidelity Series International Growth Fund	3.0
Fidelity Series International Value Fund	3.0
Fidelity Series Stock Selector Large Cap Value Fund	2.1
83.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.6%
International Equity Funds	11.1%
Bond Funds	52.2%
Short-Term Funds	19.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.09% 11/1/18 to 11/29/18 (a)
(Cost $99,694)	100,000	99,687
	Shares	Value

Domestic Equity Funds - 17.6%
Fidelity Advisor Series Equity Growth Fund (b)	229,426	$3,546,925
Fidelity Advisor Series Growth Opportunities Fund (b)	141,915	2,361,471
Fidelity Advisor Series Small Cap Fund (b)	132,653	1,667,445
Fidelity Series All-Sector Equity Fund (b)	109,609	1,491,777
Fidelity Series Commodity Strategy Fund (b)	754,404	3,772,021
Fidelity Series Large Cap Stock Fund (b)	386,585	6,158,296
Fidelity Series Large Cap Value Index Fund (b)	50,261	663,448
Fidelity Series Opportunistic Insights Fund (b)	166,032	3,295,726
Fidelity Series Small Cap Opportunities Fund (b)	143,050	2,101,403
Fidelity Series Stock Selector Large Cap Value Fund (b)	300,722	3,975,541
Fidelity Series Value Discovery Fund (b)	286,498	3,922,154
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,512,831)		32,956,207

International Equity Funds - 11.1%
Fidelity Series Canada Fund (b)	52,244	564,755
Fidelity Series Emerging Markets Fund (b)	84,485	818,662
Fidelity Series Emerging Markets Opportunities Fund (b)	353,779	6,789,016
Fidelity Series International Growth Fund (b)	346,727	5,686,326
Fidelity Series International Small Cap Fund (b)	74,922	1,341,109
Fidelity Series International Value Fund (b)	539,625	5,676,850
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,017,120)		20,876,718

Bond Funds - 52.2%
Fidelity Series Emerging Markets Debt Fund (b)	147,635	1,406,964
Fidelity Series Floating Rate High Income Fund (b)	48,772	464,307
Fidelity Series High Income Fund (b)	260,950	2,507,726
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,099,784	20,388,904
Fidelity Series International Credit Fund (b)	10,786	106,030
Fidelity Series Investment Grade Bond Fund (b)	5,818,186	63,360,042
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,052,702	8,674,262
Fidelity Series Real Estate Income Fund (b)	84,455	910,424
TOTAL BOND FUNDS
(Cost $98,781,996)		97,818,659

Short-Term Funds - 19.1%
Fidelity Cash Central Fund, 2.11% (c)	298,745	298,805
Fidelity Series Government Money Market Fund 2.12% (b)(d)	28,248,650	28,248,650
Fidelity Series Short-Term Credit Fund (b)	741,578	7,311,963
TOTAL SHORT-TERM FUNDS
(Cost $35,929,504)		35,859,418
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $174,341,145)		187,610,689
NET OTHER ASSETS (LIABILITIES) - 0.0%		(91,059)
NET ASSETS - 100%		$187,519,630

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Dec. 2018	$395,100	$378	$378
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	12	Dec. 2018	629,820	12,547	12,547
					12,925
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec. 2018	875,700	(232)	(232)
TOTAL FUTURES CONTRACTS					$12,693

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,721.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,202
Total	$1,202

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,047,155	$139,532	$1,181,704	$ -	$284,244	$257,698	$3,546,925
Fidelity Advisor Series Equity Value Fund	4,664,011	288,144	1,141,903	127,066	217,350	(924,480)	-
Fidelity Advisor Series Growth & Income Fund	7,130,190	795,871	1,935,101	545,542	186,602	(1,576,253)	-
Fidelity Advisor Series Growth Opportunities Fund	2,658,831	91,613	1,028,450	-	332,633	306,844	2,361,471
Fidelity Advisor Series Opportunistic Insights Fund	3,789,230	371,465	1,101,674	241,244	419,267	(1,614,752)	-
Fidelity Advisor Series Small Cap Fund	2,027,176	68,640	542,109	-	94,474	19,264	1,667,445
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,707,725	482,249	1,160,459	322,685	216,415	(929,438)	-
Fidelity Series 100 Index Fund	2,007,990	-	2,088,591	-	1,070,909	(990,308)	-
Fidelity Series All-Sector Equity Fund	2,777,333	92,723	1,664,062	-	357,643	(71,860)	1,491,777
Fidelity Series Canada Fund	653,217	21,460	149,325	-	1,921	37,482	564,755
Fidelity Series Commodity Strategy Fund	4,089,262	670,339	680,899	227,243	(271,764)	(34,917)	3,772,021
Fidelity Series Emerging Markets Debt Fund	1,503,577	81,821	96,690	43,406	(2,589)	(79,155)	1,406,964
Fidelity Series Emerging Markets Fund	-	821,372	-	-	-	(2,710)	818,662
Fidelity Series Emerging Markets Opportunities Fund	7,766,630	615,001	626,925	-	44,991	(1,010,681)	6,789,016
Fidelity Series Floating Rate High Income Fund	475,597	28,502	40,287	12,495	(1,461)	1,956	464,307
Fidelity Series Government Money Market Fund 2.12%	35,857,816	4,681,631	12,290,797	317,353	-	-	28,248,650
Fidelity Series High Income Fund	2,929,758	159,042	603,368	75,820	(24,342)	46,636	2,507,726
Fidelity Series Inflation-Protected Bond Index Fund	6,471,850	14,823,262	838,879	19,908	(7,981)	(59,348)	20,388,904
Fidelity Series International Credit Fund	105,791	1,303	-	1,304	-	(1,064)	106,030
Fidelity Series International Growth Fund	6,768,564	337,263	1,502,929	-	495,550	(412,122)	5,686,326
Fidelity Series International Small Cap Fund	1,676,957	67,126	342,123	-	116,021	(176,872)	1,341,109
Fidelity Series International Value Fund	6,654,429	211,468	1,148,534	-	117,198	(157,711)	5,676,850
Fidelity Series Investment Grade Bond Fund	67,757,886	2,950,937	6,561,473	933,237	(110,358)	(676,950)	63,360,042
Fidelity Series Large Cap Stock Fund	-	27	30,882	-	(271)	1,588,113	6,158,296
Fidelity Series Large Cap Value Index Fund	789,577	26,955	205,983	-	40,769	12,130	663,448
Fidelity Series Long-Term Treasury Bond Index Fund	4,133,151	5,849,401	1,028,891	77,011	(35,404)	(243,995)	8,674,262
Fidelity Series Opportunistic Insights Fund	-	41	16,493	-	(16)	1,448,658	3,295,726
Fidelity Series Real Estate Equity Fund	486,818	4,826	508,792	4,181	91,368	(74,220)	-
Fidelity Series Real Estate Income Fund	922,555	68,816	86,211	38,703	2,451	2,813	910,424
Fidelity Series Short-Term Credit Fund	8,765,987	390,850	1,844,723	97,451	(17,081)	16,930	7,311,963
Fidelity Series Small Cap Opportunities Fund	2,472,892	247,811	734,449	163,386	296,382	(181,233)	2,101,403
Fidelity Series Stock Selector Large Cap Value Fund	-	3,055	29,111	-	91	685,014	3,975,541
Fidelity Series Value Discovery Fund	-	21	19,800	-	(202)	839,013	3,922,154
	$194,091,955	$34,392,567	$41,231,617	$3,248,035	$3,914,810	$(3,955,518)	$187,212,197

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$99,687	$--	$99,687	$--
Domestic Equity Funds	32,956,207	32,956,207	--	--
International Equity Funds	20,876,718	20,876,718	--	--
Bond Funds	97,818,659	97,818,659	--	--
Short-Term Funds	35,859,418	35,859,418	--	--
Total Investments in Securities:	$187,610,689	$187,511,002	$99,687	$--
Derivative Instruments:
Assets
Futures Contracts	$12,925	$12,925	$--	$--
Total Assets	$12,925	$12,925	$--	$--
Liabilities
Futures Contracts	$(232)	$(232)	$--	$--
Total Liabilities	$(232)	$(232)	$--	$--
Total Derivative Instruments:	$12,693	$12,693	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$12,925	$(232)
Total Equity Risk	12,925	(232)
Total Value of Derivatives	$12,925	$(232)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,694)	$99,687
Fidelity Central Funds (cost $298,805)	298,805
Other affiliated issuers (cost $173,942,646)	187,212,197
Total Investment in Securities (cost $174,341,145)		$187,610,689
Cash		31,750
Receivable for investments sold		1,321,598
Receivable for fund shares sold		79,773
Distributions receivable from Fidelity Central Funds		456
Total assets		189,044,266
Liabilities
Payable for investments purchased	$1,097,133
Payable for fund shares redeemed	309,088
Accrued management fee	75,512
Distribution and service plan fees payable	34,818
Payable for daily variation margin on futures contracts	8,085
Total liabilities		1,524,636
Net Assets		$187,519,630
Net Assets consist of:
Paid in capital		$168,245,478
Undistributed net investment income		1,427,142
Accumulated undistributed net realized gain (loss) on investments		4,564,773
Net unrealized appreciation (depreciation) on investments		13,282,237
Net Assets		$187,519,630
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($93,168,916 ÷ 7,923,377 shares)		$11.76
Maximum offering price per share (100/94.25 of $11.76)		$12.48
Class M:
Net Asset Value and redemption price per share ($25,147,539 ÷ 2,142,751 shares)		$11.74
Maximum offering price per share (100/96.50 of $11.74)		$12.17
Class C:
Net Asset Value and offering price per share ($5,746,217 ÷ 490,500 shares)(a)		$11.72
Class I:
Net Asset Value, offering price and redemption price per share ($61,842,868 ÷ 5,220,863 shares)		$11.85
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,614,090 ÷ 136,363 shares)		$11.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,101,126
Interest		406
Income from Fidelity Central Funds		1,202
Total income		2,102,734
Expenses
Management fee	$458,818
Distribution and service plan fees	214,227
Independent trustees' fees and expenses	467
Total expenses before reductions	673,512
Expense reductions	(32)
Total expenses after reductions		673,480
Net investment income (loss)		1,429,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(10)
Other affiliated issuers	3,914,810
Futures contracts	(27,701)
Capital gain distributions from underlying funds:
Affiliated issuers	1,146,909
Total net realized gain (loss)		5,034,008
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6)
Affiliated issuers	(3,955,518)
Futures contracts	12,693
Total change in net unrealized appreciation (depreciation)		(3,942,831)
Net gain (loss)		1,091,177
Net increase (decrease) in net assets resulting from operations		$2,520,431

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,429,254	$2,777,359
Net realized gain (loss)	5,034,008	9,885,530
Change in net unrealized appreciation (depreciation)	(3,942,831)	(528,591)
Net increase (decrease) in net assets resulting from operations	2,520,431	12,134,298
Distributions to shareholders from net investment income	(385,627)	(2,811,909)
Distributions to shareholders from net realized gain	(4,800,304)	(7,338,936)
Total distributions	(5,185,931)	(10,150,845)
Share transactions - net increase (decrease)	(3,846,376)	(18,509,645)
Total increase (decrease) in net assets	(6,511,876)	(16,526,192)
Net Assets
Beginning of period	194,031,506	210,557,698
End of period	$187,519,630	$194,031,506
Other Information
Undistributed net investment income end of period	$1,427,142	$383,515

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.84	$11.44	$12.10	$12.17	$11.90
Income from Investment Operations
Net investment income (loss)A	.09	.16	.17	.19	.19	.13
Net realized and unrealized gain (loss)	.07	.53	.67	(.34)	.36	.57
Total from investment operations	.16	.69	.84	(.15)	.55	.70
Distributions from net investment income	(.02)	(.17)	(.19)B	(.20)	(.19)	(.12)
Distributions from net realized gain	(.30)	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.32)	(.61)	(.44)	(.51)C	(.62)D	(.43)
Net asset value, end of period	$11.76	$11.92	$11.84	$11.44	$12.10	$12.17
Total ReturnE,F,G	1.37%	5.87%	7.55%	(1.23)%	4.60%	5.98%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.66%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.73%J	.66%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.73%J	.66%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.47%J	1.34%	1.46%	1.62%	1.54%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$93,169	$101,642	$118,902	$134,262	$162,069	$187,224
Portfolio turnover rateH	36%J	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 D Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.83	$11.43	$12.09	$12.16	$11.90
Income from Investment Operations
Net investment income (loss)A	.07	.13	.14	.16	.16	.10
Net realized and unrealized gain (loss)	.07	.53	.67	(.33)	.35	.57
Total from investment operations	.14	.66	.81	(.17)	.51	.67
Distributions from net investment income	(.02)	(.14)	(.16)B	(.17)	(.16)	(.10)
Distributions from net realized gain	(.30)	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.31)C	(.58)	(.41)	(.49)	(.58)	(.41)
Net asset value, end of period	$11.74	$11.91	$11.83	$11.43	$12.09	$12.16
Total ReturnD,E,F	1.22%	5.64%	7.29%	(1.45)%	4.33%	5.68%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.91%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.98%I	.91%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.98%I	.91%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.22%I	1.08%	1.21%	1.37%	1.29%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$25,148	$25,730	$27,091	$29,347	$29,246	$29,912
Portfolio turnover rateG	36%I	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.298 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.81	$11.41	$12.06	$12.14	$11.87
Income from Investment Operations
Net investment income (loss)A	.04	.07	.08	.10	.10	.04
Net realized and unrealized gain (loss)	.07	.54	.67	(.33)	.34	.58
Total from investment operations	.11	.61	.75	(.23)	.44	.62
Distributions from net investment income	–B	(.07)	(.10)C	(.10)	(.10)	(.04)
Distributions from net realized gain	(.30)	(.44)	(.25)C	(.32)	(.42)	(.31)
Total distributions	(.30)	(.51)	(.35)	(.42)	(.52)	(.35)
Net asset value, end of period	$11.72	$11.91	$11.81	$11.41	$12.06	$12.14
Total ReturnD,E,F	.86%	5.21%	6.75%	(1.98)%	3.73%	5.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.48%I	1.41%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.48%I	1.41%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.48%I	1.41%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.72%I	.58%	.71%	.87%	.79%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$5,746	$5,867	$5,623	$6,200	$7,410	$8,910
Portfolio turnover rateG	36%I	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$11.92	$11.51	$12.18	$12.25	$11.97
Income from Investment Operations
Net investment income (loss)A	.10	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.08	.54	.68	(.34)	.36	.58
Total from investment operations	.18	.73	.88	(.12)	.58	.74
Distributions from net investment income	(.03)	(.20)	(.22)B	(.23)	(.23)	(.15)
Distributions from net realized gain	(.30)	(.44)	(.25)B	(.32)	(.42)	(.31)
Total distributions	(.33)	(.65)C	(.47)	(.55)	(.65)	(.46)
Net asset value, end of period	$11.85	$12.00	$11.92	$11.51	$12.18	$12.25
Total ReturnD,E	1.51%	6.13%	7.87%	(1.04)%	4.85%	6.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.41%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.48%H	.41%	-%	-%	-%	-%
Expenses net of all reductions	.48%H	.41%	-%	-%	-%	-%
Net investment income (loss)	1.72%H	1.58%	1.71%	1.87%	1.79%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$61,843	$59,386	$58,940	$61,440	$66,255	$67,435
Portfolio turnover rateF	36%H	20%	32%	30%	29%	49%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.443 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B	.11	.13
Net realized and unrealized gain (loss)	.07	.33
Total from investment operations	.18	.46
Distributions from net investment income	(.04)	(.19)
Distributions from net realized gain	(.30)	(.31)
Total distributions	(.34)	(.50)
Net asset value, end of period	$11.84	$12.00
Total ReturnC,D	1.49%	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.39%G,H
Expenses net of fee waivers, if any	.37%G	.39%G,H
Expenses net of all reductions	.37%G	.39%G,H
Net investment income (loss)	1.83%G	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,614	$1,408
Portfolio turnover rateE	36%G	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series Government Money Market Fund 2.12%	11.8
Fidelity Series Inflation-Protected Bond Index Fund	8.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series International Value Fund	3.9
Fidelity Series International Growth Fund	3.9
Fidelity Series Short-Term Credit Fund	3.1
Fidelity Series Stock Selector Large Cap Value Fund	3.0
78.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.0%
International Equity Funds	14.2%
Bond Funds	46.7%
Short-Term Funds	15.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.09% 11/1/18 to 11/29/18 (a)
(Cost $269,116)	270,000	269,096
	Shares	Value

Domestic Equity Funds - 24.0%
Fidelity Advisor Series Equity Growth Fund (b)	778,653	$12,037,974
Fidelity Advisor Series Growth Opportunities Fund (b)	481,546	8,012,931
Fidelity Advisor Series Small Cap Fund (b)	450,218	5,659,236
Fidelity Series All-Sector Equity Fund (b)	380,831	5,183,113
Fidelity Series Commodity Strategy Fund (b)	1,810,978	9,054,892
Fidelity Series Large Cap Stock Fund (b)	1,312,510	20,908,286
Fidelity Series Large Cap Value Index Fund (b)	170,379	2,248,997
Fidelity Series Opportunistic Insights Fund (b)	563,541	11,186,289
Fidelity Series Small Cap Opportunities Fund (b)	485,390	7,130,381
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,020,993	13,497,532
Fidelity Series Value Discovery Fund (b)	972,681	13,315,998
TOTAL DOMESTIC EQUITY FUNDS
(Cost $80,264,632)		108,235,629

International Equity Funds - 14.2%
Fidelity Series Canada Fund (b)	162,310	1,754,567
Fidelity Series Emerging Markets Fund (b)	245,677	2,380,615
Fidelity Series Emerging Markets Opportunities Fund (b)	1,053,553	20,217,687
Fidelity Series International Growth Fund (b)	1,077,241	17,666,746
Fidelity Series International Small Cap Fund (b)	233,606	4,181,551
Fidelity Series International Value Fund (b)	1,681,238	17,686,621
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,922,499)		63,887,787

Bond Funds - 46.7%
Fidelity Series Emerging Markets Debt Fund (b)	351,870	3,353,321
Fidelity Series Floating Rate High Income Fund (b)	115,124	1,095,979
Fidelity Series High Income Fund (b)	625,176	6,007,945
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,093,385	39,746,764
Fidelity Series International Credit Fund (b)	25,922	254,816
Fidelity Series Investment Grade Bond Fund (b)	12,484,201	135,952,954
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,639,863	21,752,473
Fidelity Series Real Estate Income Fund (b)	202,097	2,178,606
TOTAL BOND FUNDS
(Cost $211,938,957)		210,342,858

Short-Term Funds - 15.1%
Fidelity Cash Central Fund, 2.11% (c)	780,300	780,456
Fidelity Series Government Money Market Fund 2.12% (b)(d)	53,513,501	53,513,501
Fidelity Series Short-Term Credit Fund (b)	1,421,064	14,011,692
TOTAL SHORT-TERM FUNDS
(Cost $68,449,034)		68,305,649
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $407,844,238)		451,041,019
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(246,813)
NET ASSETS - 100%		$450,794,206

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	11	Dec. 2018	$1,086,525	$1,039	$1,039
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	25	Dec. 2018	1,312,125	27,226	27,226
					28,265
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	Dec. 2018	2,481,150	(1,053)	(1,053)
TOTAL FUTURES CONTRACTS					$27,212

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,201.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,700
Total	$2,700

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$13,023,682	$159,249	$2,901,979	$ -	$695,307	$1,061,715	$12,037,974
Fidelity Advisor Series Equity Value Fund	15,002,185	588,925	2,706,061	430,024	527,009	(2,940,962)	-
Fidelity Advisor Series Growth & Income Fund	22,959,845	2,050,281	4,728,608	1,822,417	237,531	(5,119,432)	-
Fidelity Advisor Series Growth Opportunities Fund	8,558,055	104,991	2,720,091	-	927,438	1,142,538	8,012,931
Fidelity Advisor Series Opportunistic Insights Fund	12,165,303	935,874	2,712,466	816,271	1,050,228	(5,161,232)	-
Fidelity Advisor Series Small Cap Fund	6,526,055	77,854	1,311,018	-	236,805	129,540	5,659,236
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15,144,178	1,233,923	2,700,278	1,089,541	548,007	(2,987,555)	-
Fidelity Series 100 Index Fund	6,480,007	-	6,717,475	-	2,651,503	(2,414,035)	-
Fidelity Series All-Sector Equity Fund	8,936,502	105,106	4,787,644	-	1,048,111	(118,962)	5,183,113
Fidelity Series Canada Fund	1,983,826	23,183	372,930	-	5,894	114,594	1,754,567
Fidelity Series Commodity Strategy Fund	10,008,890	1,424,419	1,630,731	544,044	(605,354)	(142,332)	9,054,892
Fidelity Series Emerging Markets Debt Fund	3,656,577	138,457	243,933	104,444	(8,575)	(189,205)	3,353,321
Fidelity Series Emerging Markets Fund	-	2,374,526	-	-	-	6,089	2,380,615
Fidelity Series Emerging Markets Opportunities Fund	23,275,501	1,815,459	1,980,454	-	109,256	(3,002,075)	20,217,687
Fidelity Series Floating Rate High Income Fund	1,152,519	44,028	101,637	29,854	(3,896)	4,965	1,095,979
Fidelity Series Government Money Market Fund 2.12%	68,838,813	7,685,041	23,010,353	609,323	-	-	53,513,501
Fidelity Series High Income Fund	7,117,769	257,106	1,420,679	183,289	(58,309)	112,058	6,007,945
Fidelity Series Inflation-Protected Bond Index Fund	12,966,248	28,854,794	1,944,372	39,615	(33,551)	(96,355)	39,746,764
Fidelity Series International Credit Fund	254,240	3,134	-	3,133	-	(2,558)	254,816
Fidelity Series International Growth Fund	20,582,564	574,179	3,758,213	-	1,370,793	(1,102,577)	17,666,746
Fidelity Series International Small Cap Fund	5,097,991	145,755	877,156	-	305,769	(490,808)	4,181,551
Fidelity Series International Value Fund	20,222,495	233,309	2,666,518	-	322,055	(424,720)	17,686,621
Fidelity Series Investment Grade Bond Fund	150,574,589	3,774,734	16,714,209	2,033,159	(434,918)	(1,247,242)	135,952,954
Fidelity Series Large Cap Stock Fund	-	53,996	26,868	-	(204)	5,481,745	20,908,286
Fidelity Series Large Cap Value Index Fund	2,542,533	32,080	497,058	-	107,585	63,857	2,248,997
Fidelity Series Long-Term Treasury Bond Index Fund	10,266,228	13,874,429	1,684,245	207,104	(53,817)	(650,122)	21,752,473
Fidelity Series Opportunistic Insights Fund	-	28,930	15,169	-	(72)	4,894,893	11,186,289
Fidelity Series Real Estate Equity Fund	1,572,454	13,344	1,630,378	11,220	280,304	(235,724)	-
Fidelity Series Real Estate Income Fund	2,235,813	119,682	191,103	93,008	10,469	3,745	2,178,606
Fidelity Series Short-Term Credit Fund	16,750,769	380,920	3,120,266	183,715	(34,792)	35,061	14,011,692
Fidelity Series Small Cap Opportunities Fund	7,960,899	649,183	1,818,804	552,865	700,179	(361,076)	7,130,381
Fidelity Series Stock Selector Large Cap Value Fund	-	38,641	91,069	-	383	2,311,302	13,497,532
Fidelity Series Value Discovery Fund	-	34,670	17,365	-	(155)	2,827,752	13,315,998
	$475,856,530	$67,830,202	$95,099,130	$8,753,026	$9,900,983	$(8,497,118)	$449,991,467

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$269,096	$--	$269,096	$--
Domestic Equity Funds	108,235,629	108,235,629	--	--
International Equity Funds	63,887,787	63,887,787	--	--
Bond Funds	210,342,858	210,342,858	--	--
Short-Term Funds	68,305,649	68,305,649	--	--
Total Investments in Securities:	$451,041,019	$450,771,923	$269,096	$--
Derivative Instruments:
Assets
Futures Contracts	$28,265	$28,265	$--	$--
Total Assets	$28,265	$28,265	$--	$--
Liabilities
Futures Contracts	$(1,053)	$(1,053)	$--	$--
Total Liabilities	$(1,053)	$(1,053)	$--	$--
Total Derivative Instruments:	$27,212	$27,212	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$28,265	$(1,053)
Total Equity Risk	28,265	(1,053)
Total Value of Derivatives	$28,265	$(1,053)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $269,116)	$269,096
Fidelity Central Funds (cost $780,456)	780,456
Other affiliated issuers (cost $406,794,666)	449,991,467
Total Investment in Securities (cost $407,844,238)		$451,041,019
Cash		25,475
Receivable for investments sold		1,888,552
Receivable for fund shares sold		360,122
Distributions receivable from Fidelity Central Funds		1,159
Total assets		453,316,327
Liabilities
Payable for investments purchased	$1,902,072
Payable for fund shares redeemed	312,009
Accrued management fee	196,506
Distribution and service plan fees payable	94,270
Payable for daily variation margin on futures contracts	17,264
Total liabilities		2,522,121
Net Assets		$450,794,206
Net Assets consist of:
Paid in capital		$391,702,251
Undistributed net investment income		3,120,956
Accumulated undistributed net realized gain (loss) on investments		12,747,006
Net unrealized appreciation (depreciation) on investments		43,223,993
Net Assets		$450,794,206
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($207,131,694 ÷ 16,899,218 shares)		$12.26
Maximum offering price per share (100/94.25 of $12.26)		$13.01
Class M:
Net Asset Value and redemption price per share ($74,514,170 ÷ 6,107,574 shares)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C:
Net Asset Value and offering price per share ($23,878,963 ÷ 1,973,147 shares)(a)		$12.10
Class I:
Net Asset Value, offering price and redemption price per share ($140,301,224 ÷ 11,393,341 shares)		$12.31
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,968,155 ÷ 403,585 shares)		$12.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,901,205
Interest		1,122
Income from Fidelity Central Funds		2,700
Total income		4,905,027
Expenses
Management fee	$1,210,792
Distribution and service plan fees	586,155
Independent trustees' fees and expenses	1,142
Total expenses before reductions	1,798,089
Expense reductions	(35)
Total expenses after reductions		1,798,054
Net investment income (loss)		3,106,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(24)
Other affiliated issuers	9,900,983
Futures contracts	(46,257)
Capital gain distributions from underlying funds:
Affiliated issuers	3,851,821
Total net realized gain (loss)		13,706,523
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17)
Affiliated issuers	(8,497,118)
Futures contracts	27,212
Total change in net unrealized appreciation (depreciation)		(8,469,923)
Net gain (loss)		5,236,600
Net increase (decrease) in net assets resulting from operations		$8,343,573

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,106,973	$6,311,536
Net realized gain (loss)	13,706,523	29,999,898
Change in net unrealized appreciation (depreciation)	(8,469,923)	(1,539,645)
Net increase (decrease) in net assets resulting from operations	8,343,573	34,771,789
Distributions to shareholders from net investment income	(626,664)	(6,662,107)
Distributions to shareholders from net realized gain	(13,936,354)	(24,206,337)
Total distributions	(14,563,018)	(30,868,444)
Share transactions - net increase (decrease)	(18,597,246)	(36,175,930)
Total increase (decrease) in net assets	(24,816,691)	(32,272,585)
Net Assets
Beginning of period	475,610,897	507,883,482
End of period	$450,794,206	$475,610,897
Other Information
Undistributed net investment income end of period	$3,120,956	$640,647

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.34	$11.87	$12.72	$12.91	$12.50
Income from Investment Operations
Net investment income (loss)A	.08	.16	.18	.20	.20	.15
Net realized and unrealized gain (loss)	.15	.72	.84	(.41)	.44	.82
Total from investment operations	.23	.88	1.02	(.21)	.64	.97
Distributions from net investment income	(.02)	(.17)	(.19)	(.21)	(.22)	(.14)
Distributions from net realized gain	(.37)	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.39)	(.80)B	(.55)	(.64)C	(.83)	(.56)
Net asset value, end of period	$12.26	$12.42	$12.34	$11.87	$12.72	$12.91
Total ReturnD,E,F	1.85%	7.18%	8.87%	(1.67)%	5.08%	7.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I,J	.69%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.77%I,J	.69%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.77%I,J	.69%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.34%I	1.29%	1.45%	1.63%	1.55%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$207,132	$230,553	$263,496	$328,232	$431,498	$502,834
Portfolio turnover rateG	29%I	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$12.30	$11.83	$12.68	$12.87	$12.46
Income from Investment Operations
Net investment income (loss)A	.07	.13	.14	.17	.17	.11
Net realized and unrealized gain (loss)	.14	.71	.85	(.41)	.43	.83
Total from investment operations	.21	.84	.99	(.24)	.60	.94
Distributions from net investment income	(.01)	(.15)	(.16)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.37)	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.38)	(.77)	(.52)	(.61)B	(.79)	(.53)
Net asset value, end of period	$12.20	$12.37	$12.30	$11.83	$12.68	$12.87
Total ReturnC,D,E	1.70%	6.89%	8.63%	(1.92)%	4.81%	7.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H,I	.94%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.02%H,I	.94%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.02%H,I	.94%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.09%H	1.03%	1.20%	1.38%	1.30%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$74,514	$77,068	$83,881	$92,543	$106,189	$124,997
Portfolio turnover rateF	29%H	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.22	$11.76	$12.60	$12.79	$12.39
Income from Investment Operations
Net investment income (loss)A	.04	.07	.08	.11	.10	.05
Net realized and unrealized gain (loss)	.13	.70	.84	(.40)	.44	.81
Total from investment operations	.17	.77	.92	(.29)	.54	.86
Distributions from net investment income	–	(.08)	(.10)	(.11)	(.12)	(.05)
Distributions from net realized gain	(.36)	(.62)	(.36)	(.44)	(.61)	(.41)
Total distributions	(.36)	(.70)	(.46)	(.55)	(.73)	(.46)
Net asset value, end of period	$12.10	$12.29	$12.22	$11.76	$12.60	$12.79
Total ReturnB,C,D	1.42%	6.37%	8.07%	(2.39)%	4.33%	7.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.52%G,H	1.44%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.52%G,H	1.44%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.52%G,H	1.44%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.59%G	.54%	.70%	.88%	.80%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$23,879	$26,227	$29,290	$30,150	$34,839	$36,622
Portfolio turnover rateE	29%G	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.40	$11.92	$12.77	$12.96	$12.55
Income from Investment Operations
Net investment income (loss)A	.10	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.14	.72	.85	(.40)	.44	.82
Total from investment operations	.24	.91	1.06	(.17)	.67	1.00
Distributions from net investment income	(.03)	(.21)	(.22)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.37)	(.62)	(.36)	(.44)	(.61)	(.42)
Total distributions	(.40)	(.84)B	(.58)	(.68)	(.86)	(.59)
Net asset value, end of period	$12.31	$12.47	$12.40	$11.92	$12.77	$12.96
Total ReturnC,D	1.91%	7.39%	9.22%	(1.40)%	5.34%	8.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.45%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.53%G	.45%	-%	-%	-%	-%
Expenses net of all reductions	.53%G	.45%	-%	-%	-%	-%
Net investment income (loss)	1.59%G	1.53%	1.70%	1.88%	1.80%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$140,301	$137,019	$131,216	$143,715	$158,071	$191,276
Portfolio turnover rateE	29%G	20%	26%	21%	22%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.624 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B	.11	.05
Net realized and unrealized gain (loss)	.13	.53
Total from investment operations	.24	.58
Distributions from net investment income	(.03)	(.20)
Distributions from net realized gain	(.37)	(.42)
Total distributions	(.40)	(.61)C
Net asset value, end of period	$12.31	$12.47
Total ReturnD,E	1.98%	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.41%H,I
Expenses net of fee waivers, if any	.39%H	.41%H,I
Expenses net of all reductions	.39%H	.41%H,I
Net investment income (loss)	1.73%H	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,968	$4,744
Portfolio turnover rateF	29%H	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.416 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.5
Fidelity Series Government Money Market Fund 2.12%	8.9
Fidelity Series Inflation-Protected Bond Index Fund	6.9
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Growth Fund	4.9
Fidelity Series International Value Fund	4.9
Fidelity Series Stock Selector Large Cap Value Fund	3.9
Fidelity Series Value Discovery Fund	3.8
75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.6%
International Equity Funds	16.9%
Bond Funds	41.1%
Short-Term Funds	11.4%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.09% 11/1/18 to 11/29/18 (a)
(Cost $727,768)	730,000	727,716
	Shares	Value

Domestic Equity Funds - 30.6%
Fidelity Advisor Series Equity Growth Fund (b)	2,380,504	$36,802,593
Fidelity Advisor Series Growth Opportunities Fund (b)	1,474,936	24,542,929
Fidelity Advisor Series Small Cap Fund (b)	1,381,670	17,367,591
Fidelity Series All-Sector Equity Fund (b)	1,174,373	15,983,211
Fidelity Series Commodity Strategy Fund (b)	4,262,930	21,314,648
Fidelity Series Large Cap Stock Fund (b)	4,007,165	63,834,138
Fidelity Series Large Cap Value Index Fund (b)	528,940	6,982,009
Fidelity Series Opportunistic Insights Fund (b)	1,723,400	34,209,493
Fidelity Series Small Cap Opportunities Fund (b)	1,487,144	21,846,151
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,120,586	41,254,145
Fidelity Series Value Discovery Fund (b)	2,973,028	40,700,750
TOTAL DOMESTIC EQUITY FUNDS
(Cost $237,758,390)		324,837,658

International Equity Funds - 16.9%
Fidelity Series Canada Fund (b)	469,784	5,078,361
Fidelity Series Emerging Markets Fund (b)	477,859	4,630,450
Fidelity Series Emerging Markets Opportunities Fund (b)	2,833,564	54,376,086
Fidelity Series International Growth Fund (b)	3,143,319	51,550,432
Fidelity Series International Small Cap Fund (b)	677,941	12,135,145
Fidelity Series International Value Fund (b)	4,895,921	51,505,093
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $128,482,828)		179,275,567

Bond Funds - 41.1%
Fidelity Series Emerging Markets Debt Fund (b)	800,149	7,625,416
Fidelity Series Floating Rate High Income Fund (b)	265,953	2,531,872
Fidelity Series High Income Fund (b)	1,491,639	14,334,652
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,529,224	73,108,768
Fidelity Series International Credit Fund (b)	61,699	606,505
Fidelity Series Investment Grade Bond Fund (b)	25,836,693	281,361,590
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,353,810	52,355,392
Fidelity Series Real Estate Income Fund (b)	472,246	5,090,813
TOTAL BOND FUNDS
(Cost $440,260,965)		437,015,008

Short-Term Funds - 11.4%
Fidelity Cash Central Fund, 2.11% (c)	1,548,501	1,548,811
Fidelity Series Government Money Market Fund 2.12% (b)(d)	94,047,905	94,047,905
Fidelity Series Short-Term Credit Fund (b)	2,596,030	25,596,854
TOTAL SHORT-TERM FUNDS
(Cost $121,479,616)		121,193,570
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $928,709,567)		1,063,049,519
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(749,484)
NET ASSETS - 100%		$1,062,300,035

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	92	Dec. 2018	$4,828,620	$95,080	$95,080
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Dec. 2018	7,297,500	(6,296)	(6,296)
TOTAL FUTURES CONTRACTS					$88,784

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $580,204.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,410
Total	$5,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$37,891,446	$282,916	$6,552,137	$ -	$1,438,268	$3,742,100	$36,802,593
Fidelity Advisor Series Equity Value Fund	43,651,783	1,656,198	5,722,681	1,314,556	1,056,853	(8,551,333)	-
Fidelity Advisor Series Growth & Income Fund	66,814,273	5,971,811	10,530,736	5,486,222	504,557	(14,109,562)	-
Fidelity Advisor Series Growth Opportunities Fund	24,894,051	186,011	6,639,321	-	2,269,083	3,833,105	24,542,929
Fidelity Advisor Series Opportunistic Insights Fund	35,344,528	2,747,572	6,063,396	2,496,531	2,234,625	(15,007,785)	-
Fidelity Advisor Series Small Cap Fund	18,976,799	138,686	2,813,462	-	498,158	567,410	17,367,591
Fidelity Advisor Series Stock Selector Large Cap Value Fund	44,062,046	3,642,226	5,808,563	3,336,667	1,101,002	(8,686,915)	-
Fidelity Series 100 Index Fund	18,832,089	-	19,671,736	-	9,254,652	(8,415,005)	-
Fidelity Series All-Sector Equity Fund	25,994,366	209,736	12,952,866	-	2,828,696	(96,721)	15,983,211
Fidelity Series Canada Fund	5,562,712	39,386	861,216	-	12,463	325,016	5,078,361
Fidelity Series Commodity Strategy Fund	23,427,565	3,190,650	3,547,750	1,279,772	(1,344,245)	(411,572)	21,314,648
Fidelity Series Emerging Markets Debt Fund	8,307,794	284,419	517,220	237,472	(23,044)	(426,533)	7,625,416
Fidelity Series Emerging Markets Fund	-	4,628,714	-	-	-	1,736	4,630,450
Fidelity Series Emerging Markets Opportunities Fund	62,250,067	4,603,856	4,695,710	-	219,527	(8,001,654)	54,376,086
Fidelity Series Floating Rate High Income Fund	2,656,415	88,481	215,508	74,384	(7,746)	10,230	2,531,872
Fidelity Series Government Money Market Fund 2.12%	119,493,654	14,190,732	39,636,481	1,082,585	-	-	94,047,905
Fidelity Series High Income Fund	16,441,680	535,080	2,768,715	433,303	(110,798)	237,405	14,334,652
Fidelity Series Inflation-Protected Bond Index Fund	21,521,301	54,561,039	2,714,760	70,716	(21,960)	(236,852)	73,108,768
Fidelity Series International Credit Fund	605,136	7,456	-	7,458	-	(6,087)	606,505
Fidelity Series International Growth Fund	57,433,691	1,143,703	7,810,945	-	2,836,992	(2,053,009)	51,550,432
Fidelity Series International Small Cap Fund	14,297,809	349,008	1,998,984	-	701,063	(1,213,751)	12,135,145
Fidelity Series International Value Fund	56,727,990	398,441	5,396,382	-	670,509	(895,465)	51,505,093
Fidelity Series Investment Grade Bond Fund	312,691,131	6,342,948	34,184,120	4,205,190	(1,058,754)	(2,429,615)	281,361,590
Fidelity Series Large Cap Stock Fund	-	23,151	94,036	-	(765)	15,255,445	63,834,138
Fidelity Series Large Cap Value Index Fund	7,381,653	75,212	972,223	-	199,354	298,013	6,982,009
Fidelity Series Long-Term Treasury Bond Index Fund	24,264,680	32,207,350	2,467,167	499,524	(76,255)	(1,573,216)	52,355,392
Fidelity Series Opportunistic Insights Fund	-	12,560	50,415	-	35	14,991,769	34,209,493
Fidelity Series Real Estate Equity Fund	4,572,433	35,205	4,731,454	31,043	793,797	(669,981)	-
Fidelity Series Real Estate Income Fund	5,209,016	254,685	405,241	217,809	21,220	11,133	5,090,813
Fidelity Series Short-Term Credit Fund	29,016,136	538,006	3,957,442	317,563	(43,421)	43,575	25,596,854
Fidelity Series Small Cap Opportunities Fund	23,153,614	1,863,688	4,072,758	1,692,787	1,549,644	(648,037)	21,846,151
Fidelity Series Stock Selector Large Cap Value Fund	-	22,392	156,406	-	205	7,078,158	41,254,145
Fidelity Series Value Discovery Fund	-	14,914	60,487	-	(529)	8,656,032	40,700,750
	$1,111,475,858	$140,246,232	$198,070,318	$22,783,582	$25,503,186	$(18,381,966)	$1,060,772,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$727,716	$--	$727,716	$--
Domestic Equity Funds	324,837,658	324,837,658	--	--
International Equity Funds	179,275,567	179,275,567	--	--
Bond Funds	437,015,008	437,015,008	--	--
Short-Term Funds	121,193,570	121,193,570	--	--
Total Investments in Securities:	$1,063,049,519	$1,062,321,803	$727,716	$--
Derivative Instruments:
Assets
Futures Contracts	$95,080	$95,080	$--	$--
Total Assets	$95,080	$95,080	$--	$--
Liabilities
Futures Contracts	$(6,296)	$(6,296)	$--	$--
Total Liabilities	$(6,296)	$(6,296)	$--	$--
Total Derivative Instruments:	$88,784	$88,784	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$95,080	$(6,296)
Total Equity Risk	95,080	(6,296)
Total Value of Derivatives	$95,080	$(6,296)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $727,768)	$727,716
Fidelity Central Funds (cost $1,548,811)	1,548,811
Other affiliated issuers (cost $926,432,988)	1,060,772,992
Total Investment in Securities (cost $928,709,567)		$1,063,049,519
Receivable for investments sold		2,134,916
Receivable for fund shares sold		404,571
Distributions receivable from Fidelity Central Funds		2,172
Total assets		1,065,591,178
Liabilities
Payable for investments purchased	$1,529,099
Payable for fund shares redeemed	998,696
Accrued management fee	500,446
Distribution and service plan fees payable	218,891
Payable for daily variation margin on futures contracts	44,011
Total liabilities		3,291,143
Net Assets		$1,062,300,035
Net Assets consist of:
Paid in capital		$886,200,287
Undistributed net investment income		6,647,686
Accumulated undistributed net realized gain (loss) on investments		35,023,326
Net unrealized appreciation (depreciation) on investments		134,428,736
Net Assets		$1,062,300,035
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($513,320,745 ÷ 41,372,817 shares)		$12.41
Maximum offering price per share (100/94.25 of $12.41)		$13.17
Class M:
Net Asset Value and redemption price per share ($162,401,312 ÷ 13,127,259 shares)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C:
Net Asset Value and offering price per share ($53,075,846 ÷ 4,325,968 shares)(a)		$12.27
Class I:
Net Asset Value, offering price and redemption price per share ($320,018,464 ÷ 25,563,015 shares)		$12.52
Class Z6:
Net Asset Value, offering price and redemption price per share ($13,483,668 ÷ 1,078,306 shares)		$12.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,065,298
Interest		2,577
Income from Fidelity Central Funds		5,410
Total income		11,073,285
Expenses
Management fee	$3,067,631
Distribution and service plan fees	1,347,126
Independent trustees' fees and expenses	2,676
Total expenses before reductions	4,417,433
Expense reductions	(37)
Total expenses after reductions		4,417,396
Net investment income (loss)		6,655,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(34)
Other affiliated issuers	25,503,186
Futures contracts	(215,546)
Capital gain distributions from underlying funds:
Affiliated issuers	11,718,284
Total net realized gain (loss)		37,005,890
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(47)
Affiliated issuers	(18,381,966)
Futures contracts	88,784
Total change in net unrealized appreciation (depreciation)		(18,293,229)
Net gain (loss)		18,712,661
Net increase (decrease) in net assets resulting from operations		$25,368,550

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,655,889	$14,255,743
Net realized gain (loss)	37,005,890	81,625,051
Change in net unrealized appreciation (depreciation)	(18,293,229)	210,738
Net increase (decrease) in net assets resulting from operations	25,368,550	96,091,532
Distributions to shareholders from net investment income	(966,089)	(15,646,822)
Distributions to shareholders from net realized gain	(39,785,117)	(63,171,458)
Total distributions	(40,751,206)	(78,818,280)
Share transactions - net increase (decrease)	(33,153,413)	(118,085,087)
Total increase (decrease) in net assets	(48,536,069)	(100,811,835)
Net Assets
Beginning of period	1,110,836,104	1,211,647,939
End of period	$1,062,300,035	$1,110,836,104
Other Information
Undistributed net investment income end of period	$6,647,686	$957,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$12.43	$11.81	$12.70	$12.87	$12.47
Income from Investment Operations
Net investment income (loss)A	.08	.16	.18	.20	.20	.15
Net realized and unrealized gain (loss)	.21	.87	.99	(.45)	.49	.89
Total from investment operations	.29	1.03	1.17	(.25)	.69	1.04
Distributions from net investment income	(.01)	(.18)	(.19)	(.21)	(.21)	(.15)
Distributions from net realized gain	(.46)	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.47)	(.87)B	(.55)	(.64)	(.86)C	(.64)D
Net asset value, end of period	$12.41	$12.59	$12.43	$11.81	$12.70	$12.87
Total ReturnE,F,G	2.34%	8.42%	10.23%	(2.07)%	5.51%	8.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.72%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%J	.72%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.82%J	.72%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.22%J	1.22%	1.46%	1.64%	1.58%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$513,321	$551,179	$653,982	$739,929	$967,164	$1,086,606
Portfolio turnover rateH	26%J	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.699 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.56	$12.41	$11.79	$12.68	$12.85	$12.46
Income from Investment Operations
Net investment income (loss)A	.06	.12	.15	.17	.17	.12
Net realized and unrealized gain (loss)	.21	.87	.99	(.45)	.48	.88
Total from investment operations	.27	.99	1.14	(.28)	.65	1.00
Distributions from net investment income	–B	(.15)	(.16)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.46)	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.46)	(.84)C	(.52)	(.61)	(.82)	(.61)
Net asset value, end of period	$12.37	$12.56	$12.41	$11.79	$12.68	$12.85
Total ReturnD,E,F	2.19%	8.10%	9.98%	(2.32)%	5.26%	8.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	.98%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.07%I	.98%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.07%I	.98%	.50%	.50%	.50%	.50%
Net investment income (loss)	.97%I	.96%	1.21%	1.39%	1.33%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$162,401	$167,835	$178,795	$190,018	$208,468	$226,663
Portfolio turnover rateG	26%I	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.699 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$12.32	$11.72	$12.60	$12.77	$12.39
Income from Investment Operations
Net investment income (loss)A	.03	.06	.08	.11	.11	.05
Net realized and unrealized gain (loss)	.22	.86	.98	(.45)	.48	.88
Total from investment operations	.25	.92	1.06	(.34)	.59	.93
Distributions from net investment income	–	(.08)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.45)	(.70)	(.36)	(.43)	(.64)	(.49)
Total distributions	(.45)	(.77)B	(.46)	(.54)	(.76)	(.55)
Net asset value, end of period	$12.27	$12.47	$12.32	$11.72	$12.60	$12.77
Total ReturnC,D,E	1.99%	7.57%	9.33%	(2.76)%	4.75%	7.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.48%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.57%H	1.48%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.57%H	1.48%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%H	.47%	.71%	.89%	.83%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$53,076	$54,730	$61,332	$63,443	$72,725	$75,682
Portfolio turnover rateF	26%H	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.699 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.53	$11.90	$12.79	$12.96	$12.56
Income from Investment Operations
Net investment income (loss)A	.09	.19	.21	.23	.24	.18
Net realized and unrealized gain (loss)	.22	.88	1.00	(.45)	.48	.90
Total from investment operations	.31	1.07	1.21	(.22)	.72	1.08
Distributions from net investment income	(.02)	(.21)	(.22)	(.24)	(.25)	(.18)
Distributions from net realized gain	(.46)	(.70)	(.36)	(.43)	(.64)	(.50)
Total distributions	(.48)	(.91)	(.58)	(.67)	(.89)	(.68)
Net asset value, end of period	$12.52	$12.69	$12.53	$11.90	$12.79	$12.96
Total ReturnB,C	2.47%	8.66%	10.53%	(1.80)%	5.74%	8.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.48%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.57%F	.48%	-%	-%	-%	-%
Expenses net of all reductions	.57%F	.48%	-%	-%	-%	-%
Net investment income (loss)	1.47%F	1.46%	1.71%	1.89%	1.83%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$320,018	$324,189	$317,539	$361,722	$425,176	$488,611
Portfolio turnover rateD	26%F	19%	22%	20%	21%	37%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B	.10	.18
Net realized and unrealized gain (loss)	.22	.51
Total from investment operations	.32	.69
Distributions from net investment income	(.03)	(.21)
Distributions from net realized gain	(.46)	(.47)
Total distributions	(.49)	(.68)
Net asset value, end of period	$12.50	$12.67
Total ReturnC,D	2.55%	5.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.43%G,H
Expenses net of fee waivers, if any	.41%G	.43%G,H
Expenses net of all reductions	.41%G	.43%G,H
Net investment income (loss)	1.63%G	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,484	$12,903
Portfolio turnover rateE	26%G	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Government Money Market Fund 2.12%	6.7
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series Inflation-Protected Bond Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Value Discovery Fund	4.6
73.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.8%
International Equity Funds	19.1%
Bond Funds	36.4%
Short-Term Funds	8.7%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.09% 10/4/18 to 11/29/18 (a)
(Cost $1,555,215)	1,560,000	1,555,112
	Shares	Value

Domestic Equity Funds - 35.8%
Fidelity Advisor Series Equity Growth Fund (b)	6,497,301	$100,448,277
Fidelity Advisor Series Growth Opportunities Fund (b)	4,025,902	66,991,017
Fidelity Advisor Series Small Cap Fund (b)	3,760,308	47,267,071
Fidelity Series All-Sector Equity Fund (b)	3,231,260	43,977,444
Fidelity Series Commodity Strategy Fund (b)	9,823,537	49,117,685
Fidelity Series Large Cap Stock Fund (b)	10,937,325	174,231,594
Fidelity Series Large Cap Value Index Fund (b)	1,444,646	19,069,326
Fidelity Series Opportunistic Insights Fund (b)	4,704,091	93,376,212
Fidelity Series Small Cap Opportunities Fund (b)	4,059,610	59,635,670
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,518,141	112,609,828
Fidelity Series Value Discovery Fund (b)	8,115,440	111,100,367
TOTAL DOMESTIC EQUITY FUNDS
(Cost $650,132,437)		877,824,491

International Equity Funds - 19.1%
Fidelity Series Canada Fund (b)	1,317,370	14,240,764
Fidelity Series Emerging Markets Fund (b)	696,051	6,744,733
Fidelity Series Emerging Markets Opportunities Fund (b)	7,313,750	140,350,867
Fidelity Series International Growth Fund (b)	8,331,063	136,629,428
Fidelity Series International Small Cap Fund (b)	1,792,446	32,084,788
Fidelity Series International Value Fund (b)	12,964,894	136,390,683
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $342,996,041)		466,441,263

Bond Funds - 36.4%
Fidelity Series Emerging Markets Debt Fund (b)	1,766,007	16,830,048
Fidelity Series Floating Rate High Income Fund (b)	599,079	5,703,232
Fidelity Series High Income Fund (b)	3,533,325	33,955,253
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,864,535	124,914,631
Fidelity Series International Credit Fund (b)	132,613	1,303,590
Fidelity Series Investment Grade Bond Fund (b)	52,717,585	574,094,499
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,956,434	123,241,015
Fidelity Series Real Estate Income Fund (b)	1,068,440	11,517,787
TOTAL BOND FUNDS
(Cost $913,115,358)		891,560,055

Short-Term Funds - 8.7%
Fidelity Cash Central Fund, 2.11% (c)	4,120,886	4,121,710
Fidelity Series Government Money Market Fund 2.12% (b)(d)	164,261,368	164,261,368
Fidelity Series Short-Term Credit Fund (b)	4,637,953	45,730,217
TOTAL SHORT-TERM FUNDS
(Cost $214,622,531)		214,113,295
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,122,421,582)		2,451,494,216
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,773,947)
NET ASSETS - 100%		$2,449,720,269

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	287	Dec. 2018	$15,063,195	$282,354	$282,354
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	112	Dec. 2018	16,346,400	(15,041)	(15,041)
TOTAL FUTURES CONTRACTS					$267,313

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,097,705.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,038
Total	$12,038

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$97,996,442	$1,090,875	$12,256,439	$ -	$1,424,244	$12,193,155	$100,448,277
Fidelity Advisor Series Equity Value Fund	112,977,029	4,851,014	9,367,482	3,594,095	575,945	(21,311,894)	-
Fidelity Advisor Series Growth & Income Fund	172,970,500	16,688,509	19,127,430	14,743,256	964,547	(32,886,455)	-
Fidelity Advisor Series Growth Opportunities Fund	64,366,555	717,908	14,143,503	-	4,271,998	11,778,059	66,991,017
Fidelity Advisor Series Opportunistic Insights Fund	91,315,922	7,831,256	11,088,207	6,825,313	2,240,465	(37,653,473)	-
Fidelity Advisor Series Small Cap Fund	49,077,299	536,780	5,122,083	-	567,141	2,207,934	47,267,071
Fidelity Advisor Series Stock Selector Large Cap Value Fund	114,047,646	10,209,187	9,656,059	9,096,431	653,530	(21,613,588)	-
Fidelity Series 100 Index Fund	48,677,255	-	51,233,085	-	20,253,867	(17,698,037)	-
Fidelity Series All-Sector Equity Fund	67,245,550	782,700	31,298,111	-	6,358,973	888,332	43,977,444
Fidelity Series Canada Fund	14,121,725	148,784	892,176	-	6,338	856,093	14,240,764
Fidelity Series Commodity Strategy Fund	53,066,753	7,172,660	7,097,912	2,948,556	(2,633,367)	(1,390,449)	49,117,685
Fidelity Series Emerging Markets Debt Fund	18,075,963	678,981	941,619	521,431	(39,369)	(943,908)	16,830,048
Fidelity Series Emerging Markets Fund	-	6,751,163	-	-	-	(6,430)	6,744,733
Fidelity Series Emerging Markets Opportunities Fund	154,150,718	14,781,209	9,009,138	-	21,422	(19,593,344)	140,350,867
Fidelity Series Floating Rate High Income Fund	5,870,063	219,825	392,341	154,173	(9,845)	15,530	5,703,232
Fidelity Series Government Money Market Fund 2.12%	204,141,698	29,762,864	69,643,194	1,880,422	-	-	164,261,368
Fidelity Series High Income Fund	36,542,127	1,348,508	4,226,625	1,007,086	(149,706)	440,949	33,955,253
Fidelity Series Inflation-Protected Bond Index Fund	28,559,768	100,618,081	3,746,584	112,656	(45,685)	(470,949)	124,914,631
Fidelity Series International Credit Fund	1,300,646	16,029	-	16,029	-	(13,085)	1,303,590
Fidelity Series International Growth Fund	144,970,532	3,292,732	13,759,858	-	4,309,435	(2,183,413)	136,629,428
Fidelity Series International Small Cap Fund	36,256,739	1,346,054	4,201,866	-	988,822	(2,304,961)	32,084,788
Fidelity Series International Value Fund	143,946,261	1,813,703	8,884,599	-	720,698	(1,205,380)	136,390,683
Fidelity Series Investment Grade Bond Fund	637,028,192	14,871,185	70,656,747	8,602,340	(2,824,683)	(4,323,448)	574,094,499
Fidelity Series Large Cap Stock Fund	-	19,215	445,408	-	(5,298)	36,053,414	174,231,594
Fidelity Series Large Cap Value Index Fund	19,081,531	286,218	1,613,868	-	258,596	1,056,849	19,069,326
Fidelity Series Long-Term Treasury Bond Index Fund	55,292,489	76,121,780	4,187,581	1,195,989	(43,260)	(3,942,413)	123,241,015
Fidelity Series Opportunistic Insights Fund	-	10,298	240,426	-	(937)	40,961,314	93,376,212
Fidelity Series Real Estate Equity Fund	11,817,048	75,560	12,196,466	64,942	1,586,811	(1,282,953)	-
Fidelity Series Real Estate Income Fund	11,569,965	614,208	737,806	490,565	27,916	43,504	11,517,787
Fidelity Series Short-Term Credit Fund	49,294,490	1,096,467	4,660,858	548,805	(39,152)	39,270	45,730,217
Fidelity Series Small Cap Opportunities Fund	59,875,853	5,278,899	7,756,053	4,620,502	2,021,348	215,623	59,635,670
Fidelity Series Stock Selector Large Cap Value Fund	-	159,363	500,759	-	(456)	19,310,964	112,609,828
Fidelity Series Value Discovery Fund	-	12,330	286,087	-	(3,761)	23,653,273	111,100,367
	$2,503,636,759	$309,204,345	$389,370,370	$56,422,591	$41,456,577	$(19,109,917)	$2,445,817,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,555,112	$--	$1,555,112	$--
Domestic Equity Funds	877,824,491	877,824,491	--	--
International Equity Funds	466,441,263	466,441,263	--	--
Bond Funds	891,560,055	891,560,055	--	--
Short-Term Funds	214,113,295	214,113,295	--	--
Total Investments in Securities:	$2,451,494,216	$2,449,939,104	$1,555,112	$--
Derivative Instruments:
Assets
Futures Contracts	$282,354	$282,354	$--	$--
Total Assets	$282,354	$282,354	$--	$--
Liabilities
Futures Contracts	$(15,041)	$(15,041)	$--	$--
Total Liabilities	$(15,041)	$(15,041)	$--	$--
Total Derivative Instruments:	$267,313	$267,313	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$282,354	$(15,041)
Total Equity Risk	282,354	(15,041)
Total Value of Derivatives	$282,354	$(15,041)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,555,215)	$1,555,112
Fidelity Central Funds (cost $4,121,710)	4,121,710
Other affiliated issuers (cost $2,116,744,657)	2,445,817,394
Total Investment in Securities (cost $2,122,421,582)		$2,451,494,216
Receivable for investments sold		6,415,339
Receivable for fund shares sold		1,742,837
Distributions receivable from Fidelity Central Funds		5,907
Total assets		2,459,658,299
Liabilities
Payable for investments purchased	$2,951,701
Payable for fund shares redeemed	5,162,754
Accrued management fee	1,239,415
Distribution and service plan fees payable	467,537
Payable for daily variation margin on futures contracts	116,623
Total liabilities		9,938,030
Net Assets		$2,449,720,269
Net Assets consist of:
Paid in capital		$2,038,672,935
Undistributed net investment income		14,190,650
Accumulated undistributed net realized gain (loss) on investments		67,516,737
Net unrealized appreciation (depreciation) on investments		329,339,947
Net Assets		$2,449,720,269
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,118,826,042 ÷ 82,304,950 shares)		$13.59
Maximum offering price per share (100/94.25 of $13.59)		$14.42
Class M:
Net Asset Value and redemption price per share ($367,155,036 ÷ 27,038,637 shares)		$13.58
Maximum offering price per share (100/96.50 of $13.58)		$14.07
Class C:
Net Asset Value and offering price per share ($97,906,837 ÷ 7,278,073 shares)(a)		$13.45
Class I:
Net Asset Value, offering price and redemption price per share ($829,133,332 ÷ 60,461,925 shares)		$13.71
Class Z6:
Net Asset Value, offering price and redemption price per share ($36,699,022 ÷ 2,679,584 shares)		$13.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,608,223
Interest		6,273
Income from Fidelity Central Funds		12,038
Total income		24,626,534
Expenses
Management fee	$7,539,185
Distribution and service plan fees	2,866,648
Independent trustees' fees and expenses	6,070
Total expenses before reductions	10,411,903
Expense reductions	(39)
Total expenses after reductions		10,411,864
Net investment income (loss)		14,214,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(35)
Other affiliated issuers	41,456,577
Futures contracts	(914,042)
Capital gain distributions from underlying funds:
Affiliated issuers	31,814,368
Total net realized gain (loss)		72,356,868
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(91)
Affiliated issuers	(19,109,917)
Futures contracts	267,313
Total change in net unrealized appreciation (depreciation)		(18,842,695)
Net gain (loss)		53,514,173
Net increase (decrease) in net assets resulting from operations		$67,728,843

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,214,670	$30,214,061
Net realized gain (loss)	72,356,868	162,690,491
Change in net unrealized appreciation (depreciation)	(18,842,695)	32,981,869
Net increase (decrease) in net assets resulting from operations	67,728,843	225,886,421
Distributions to shareholders from net investment income	(1,169,226)	(33,576,472)
Distributions to shareholders from net realized gain	(87,706,280)	(112,956,333)
Total distributions	(88,875,506)	(146,532,805)
Share transactions - net increase (decrease)	(31,303,153)	(133,083,804)
Total increase (decrease) in net assets	(52,449,816)	(53,730,188)
Net Assets
Beginning of period	2,502,170,085	2,555,900,273
End of period	$2,449,720,269	$2,502,170,085
Other Information
Undistributed net investment income end of period	$14,190,650	$1,145,206

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$13.31	$12.51	$13.44	$13.54	$13.05
Income from Investment Operations
Net investment income (loss)A	.08	.16	.19	.21	.22	.16
Net realized and unrealized gain (loss)	.29	1.05	1.16	(.51)	.55	1.04
Total from investment operations	.37	1.21	1.35	(.30)	.77	1.20
Distributions from net investment income	–B	(.18)	(.19)	(.21)	(.23)	(.16)
Distributions from net realized gain	(.49)	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.49)	(.81)C	(.55)	(.63)D	(.87)	(.71)
Net asset value, end of period	$13.59	$13.71	$13.31	$12.51	$13.44	$13.54
Total ReturnE,F,G	2.74%	9.15%	11.17%	(2.35)%	5.82%	9.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.76%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.86%J	.76%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.86%J	.76%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.12%J	1.18%	1.46%	1.62%	1.59%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,118,826	$1,196,128	$1,315,261	$1,442,826	$1,775,399	$1,910,164
Portfolio turnover rateH	25%J	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.621 per share.

 D Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$13.30	$12.51	$13.44	$13.54	$13.05
Income from Investment Operations
Net investment income (loss)A	.06	.13	.15	.18	.18	.13
Net realized and unrealized gain (loss)	.29	1.05	1.16	(.52)	.55	1.03
Total from investment operations	.35	1.18	1.31	(.34)	.73	1.16
Distributions from net investment income	–	(.15)	(.16)	(.18)	(.19)	(.13)
Distributions from net realized gain	(.48)	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.48)	(.77)	(.52)	(.59)	(.83)	(.67)B
Net asset value, end of period	$13.58	$13.71	$13.30	$12.51	$13.44	$13.54
Total ReturnC,D,E	2.60%	8.97%	10.81%	(2.59)%	5.56%	9.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.01%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.11%H	1.01%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.11%H	1.01%	.50%	.50%	.50%	.50%
Net investment income (loss)	.87%H	.92%	1.21%	1.37%	1.34%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$367,155	$374,470	$396,330	$394,406	$440,674	$465,828
Portfolio turnover rateF	25%H	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.60	$13.20	$12.42	$13.35	$13.45	$12.97
Income from Investment Operations
Net investment income (loss)A	.03	.06	.09	.11	.11	.06
Net realized and unrealized gain (loss)	.28	1.05	1.15	(.51)	.55	1.03
Total from investment operations	.31	1.11	1.24	(.40)	.66	1.09
Distributions from net investment income	–	(.09)	(.10)	(.12)	(.12)	(.07)
Distributions from net realized gain	(.46)	(.62)	(.36)	(.41)	(.64)	(.54)
Total distributions	(.46)	(.71)	(.46)	(.53)	(.76)	(.61)
Net asset value, end of period	$13.45	$13.60	$13.20	$12.42	$13.35	$13.45
Total ReturnB,C,D	2.32%	8.45%	10.26%	(3.11)%	5.07%	8.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%G	1.52%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.61%G	1.52%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%G	1.52%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%G	.42%	.71%	.87%	.84%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$97,907	$98,878	$101,268	$105,128	$112,535	$113,194
Portfolio turnover rateE	25%G	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.82	$13.41	$12.61	$13.54	$13.63	$13.14
Income from Investment Operations
Net investment income (loss)A	.09	.20	.22	.24	.25	.20
Net realized and unrealized gain (loss)	.30	1.05	1.16	(.51)	.56	1.03
Total from investment operations	.39	1.25	1.38	(.27)	.81	1.23
Distributions from net investment income	(.01)	(.22)	(.22)	(.25)	(.26)	(.19)
Distributions from net realized gain	(.49)	(.62)	(.36)	(.41)	(.64)	(.55)
Total distributions	(.50)	(.84)	(.58)	(.66)	(.90)	(.74)
Net asset value, end of period	$13.71	$13.82	$13.41	$12.61	$13.54	$13.63
Total ReturnB,C	2.86%	9.45%	11.36%	(2.07)%	6.13%	9.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%F	.52%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.61%F	.52%	-%	-%	-%	-%
Expenses net of all reductions	.61%F	.52%	-%	-%	-%	-%
Net investment income (loss)	1.37%F	1.42%	1.71%	1.87%	1.84%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$829,133	$803,562	$743,042	$767,908	$836,880	$875,979
Portfolio turnover rateD	25%F	20%	19%	20%	21%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B	.11	.08
Net realized and unrealized gain (loss)	.29	.75
Total from investment operations	.40	.83
Distributions from net investment income	(.03)	(.23)
Distributions from net realized gain	(.49)	(.41)
Total distributions	(.51)C	(.64)
Net asset value, end of period	$13.70	$13.81
Total ReturnD,E	2.97%	6.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H	.45%H,I
Expenses net of fee waivers, if any	.43%H	.45%H,I
Expenses net of all reductions	.43%H	.45%H,I
Net investment income (loss)	1.55%H	.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$36,699	$29,132
Portfolio turnover rateF	25%H	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.486 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.8
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series International Value Fund	6.2
Fidelity Series International Growth Fund	6.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	5.2
Fidelity Series Value Discovery Fund	5.2
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series Government Money Market Fund 2.12%	4.6
71.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.5%
International Equity Funds	21.3%
Bond Funds	32.1%
Short-Term Funds	6.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.11% 10/4/18 to 12/6/18 (a)
(Cost $2,004,370)	2,010,000	2,004,248
	Shares	Value

Domestic Equity Funds - 40.5%
Fidelity Advisor Series Equity Growth Fund (b)	8,962,976	$138,567,614
Fidelity Advisor Series Growth Opportunities Fund (b)	5,567,135	92,637,122
Fidelity Advisor Series Small Cap Fund (b)	5,185,545	65,182,303
Fidelity Series All-Sector Equity Fund (b)	4,510,363	61,386,043
Fidelity Series Commodity Strategy Fund (b)	11,942,352	59,711,760
Fidelity Series Large Cap Stock Fund (b)	15,176,410	241,760,204
Fidelity Series Large Cap Value Index Fund (b)	1,970,756	26,013,985
Fidelity Series Opportunistic Insights Fund (b)	6,515,453	129,331,733
Fidelity Series Small Cap Opportunities Fund (b)	5,610,672	82,420,778
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,806,647	156,083,873
Fidelity Series Value Discovery Fund (b)	11,248,022	153,985,419
TOTAL DOMESTIC EQUITY FUNDS
(Cost $904,287,696)		1,207,080,834

International Equity Funds - 21.3%
Fidelity Series Canada Fund (b)	1,685,104	18,215,975
Fidelity Series Emerging Markets Fund (b)	1,910,303	18,510,841
Fidelity Series Emerging Markets Opportunities Fund (b)	9,706,646	186,270,530
Fidelity Series International Growth Fund (b)	11,216,552	183,951,453
Fidelity Series International Small Cap Fund (b)	2,418,934	43,298,924
Fidelity Series International Value Fund (b)	17,605,679	185,211,740
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $480,183,234)		635,459,463

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund (b)	2,087,846	19,897,168
Fidelity Series Floating Rate High Income Fund (b)	717,666	6,832,178
Fidelity Series High Income Fund (b)	4,223,265	40,585,577
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,106,914	117,558,134
Fidelity Series International Credit Fund (b)	153,748	1,511,341
Fidelity Series Investment Grade Bond Fund (b)	54,288,740	591,204,378
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,015,204	164,925,285
Fidelity Series Real Estate Income Fund (b)	1,271,840	13,710,439
TOTAL BOND FUNDS
(Cost $984,097,333)		956,224,500

Short-Term Funds - 6.1%
Fidelity Cash Central Fund, 2.11% (c)	4,600,835	4,601,755
Fidelity Series Government Money Market Fund 2.12% (b)(d)	137,293,397	137,293,397
Fidelity Series Short-Term Credit Fund (b)	4,047,769	39,911,006
TOTAL SHORT-TERM FUNDS
(Cost $182,258,449)		181,806,158
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,552,831,082)		2,982,575,203
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,220,442)
NET ASSETS - 100%		$2,980,354,761

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	58	Dec. 2018	$5,728,950	$5,480	$5,480
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	153	Dec. 2018	8,030,205	170,078	170,078
					175,558
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	109	Dec. 2018	15,908,550	(4,206)	(4,206)
TOTAL FUTURES CONTRACTS					$171,352

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $740,306.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,786
Total	$14,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,910,093	$1,906,118	$13,720,640	$--	$1,353,062	$17,118,981	$138,567,614
Fidelity Advisor Series Equity Value Fund	152,092,384	7,220,187	8,850,175	4,976,571	15,369	(27,114,731)	--
Fidelity Advisor Series Growth & Income Fund	232,877,392	23,627,036	19,584,205	20,285,784	893,424	(40,937,622)	--
Fidelity Advisor Series Growth Opportunities Fund	86,630,974	1,255,304	17,020,419	--	4,688,601	17,082,662	92,637,122
Fidelity Advisor Series Opportunistic Insights Fund	122,841,576	11,177,854	11,719,625	9,444,437	1,028,545	(49,877,717)	--
Fidelity Advisor Series Small Cap Fund	66,053,566	937,638	5,557,115	--	287,842	3,460,372	65,182,303
Fidelity Advisor Series Stock Selector Large Cap Value Fund	153,544,687	14,783,410	9,378,406	12,607,884	(25,500)	(27,284,594)	--
Fidelity Series 100 Index Fund	65,608,385	--	69,164,114	--	30,450,312	(26,894,583)	--
Fidelity Series All-Sector Equity Fund	90,515,999	1,263,036	40,247,667	--	7,778,618	2,076,057	61,386,043
Fidelity Series Canada Fund	18,652,399	254,674	1,835,091	--	27,133	1,116,860	18,215,975
Fidelity Series Commodity Strategy Fund	64,190,392	8,481,873	8,069,668	3,582,275	(2,974,263)	(1,916,574)	59,711,760
Fidelity Series Emerging Markets Debt Fund	21,250,839	860,879	1,056,359	615,517	(28,269)	(1,129,922)	19,897,168
Fidelity Series Emerging Markets Fund	--	18,467,053	--	--	--	43,788	18,510,841
Fidelity Series Emerging Markets Opportunities Fund	200,253,721	21,710,096	10,098,220	--	(70,671)	(25,524,396)	186,270,530
Fidelity Series Floating Rate High Income Fund	6,978,916	286,532	440,150	184,289	(3,803)	10,683	6,832,178
Fidelity Series Government Money Market Fund 2.12%	191,905,833	28,146,084	82,758,520	1,669,588	--	--	137,293,397
Fidelity Series High Income Fund	42,751,545	1,728,742	4,239,864	1,196,986	(65,571)	410,725	40,585,577
Fidelity Series Inflation-Protected Bond Index Fund	24,067,874	97,540,926	3,556,459	106,273	(41,903)	(452,304)	117,558,134
Fidelity Series International Credit Fund	1,507,928	18,583	--	18,583	--	(15,170)	1,511,341
Fidelity Series International Growth Fund	190,574,782	5,152,137	14,622,041	--	3,657,893	(811,318)	183,951,453
Fidelity Series International Small Cap Fund	47,564,731	621,275	3,081,359	--	627,587	(2,433,310)	43,298,924
Fidelity Series International Value Fund	190,117,014	6,494,697	10,837,314	--	489,359	(1,052,016)	185,211,740
Fidelity Series Investment Grade Bond Fund	663,099,615	17,323,811	81,859,849	8,904,338	(3,658,472)	(3,700,727)	591,204,378
Fidelity Series Large Cap Stock Fund	--	80,181	589,797	--	(3,153)	45,396,948	241,760,204
Fidelity Series Large Cap Value Index Fund	25,669,107	423,625	1,855,837	--	185,329	1,591,761	26,013,985
Fidelity Series Long-Term Treasury Bond Index Fund	67,087,281	108,763,652	5,565,664	1,664,628	(107,210)	(5,252,774)	164,925,285
Fidelity Series Opportunistic Insights Fund	--	42,961	316,868	--	(877)	56,155,884	129,331,733
Fidelity Series Real Estate Equity Fund	15,933,541	90,689	16,421,405	77,109	1,659,698	(1,262,523)	--
Fidelity Series Real Estate Income Fund	13,677,837	775,479	827,566	583,159	2,689	82,000	13,710,439
Fidelity Series Short-Term Credit Fund	43,250,992	1,113,572	4,453,948	481,085	(39,911)	40,301	39,911,006
Fidelity Series Small Cap Opportunities Fund	80,597,666	7,534,245	8,566,615	6,381,676	1,515,335	1,340,147	82,420,778
Fidelity Series Stock Selector Large Cap Value Fund	--	107,618	485,240	--	(24,840)	24,846,738	156,083,873
Fidelity Series Value Discovery Fund	--	51,574	379,486	--	(2,178)	30,952,475	153,985,419
	$3,011,207,069	$388,241,541	$457,159,686	$72,780,182	$47,614,175	$(13,933,899)	$2,975,969,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,004,248	$--	$2,004,248	$--
Domestic Equity Funds	1,207,080,834	1,207,080,834	--	--
International Equity Funds	635,459,463	635,459,463	--	--
Bond Funds	956,224,500	956,224,500	--	--
Short-Term Funds	181,806,158	181,806,158	--	--
Total Investments in Securities:	$2,982,575,203	$2,980,570,955	$2,004,248	$--
Derivative Instruments:
Assets
Futures Contracts	$175,558	$175,558	$--	$--
Total Assets	$175,558	$175,558	$--	$--
Liabilities
Futures Contracts	$(4,206)	$(4,206)	$--	$--
Total Liabilities	$(4,206)	$(4,206)	$--	$--
Total Derivative Instruments:	$171,352	$171,352	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$175,558	$(4,206)
Total Equity Risk	175,558	(4,206)
Total Value of Derivatives	$175,558	$(4,206)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,004,370)	$2,004,248
Fidelity Central Funds (cost $4,601,755)	4,601,755
Other affiliated issuers (cost $2,546,224,957)	2,975,969,200
Total Investment in Securities (cost $2,552,831,082)		$2,982,575,203
Receivable for investments sold		3,821,643
Receivable for fund shares sold		2,678,302
Dividends receivable		6,303
Distributions receivable from Fidelity Central Funds		6,611
Total assets		2,989,088,062
Liabilities
Payable for investments purchased	$2,803,230
Payable for fund shares redeemed	3,664,577
Accrued management fee	1,610,876
Distribution and service plan fees payable	546,210
Payable for daily variation margin on futures contracts	108,408
Total liabilities		8,733,301
Net Assets		$2,980,354,761
Net Assets consist of:
Paid in capital		$2,449,768,891
Undistributed net investment income		15,744,231
Accumulated undistributed net realized gain (loss) on investments		84,926,166
Net unrealized appreciation (depreciation) on investments		429,915,473
Net Assets		$2,980,354,761
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,372,451,670 ÷ 100,347,726 shares)		$13.68
Maximum offering price per share (100/94.25 of $13.68)		$14.51
Class M:
Net Asset Value and redemption price per share ($431,703,548 ÷ 31,525,839 shares)		$13.69
Maximum offering price per share (100/96.50 of $13.69)		$14.19
Class C:
Net Asset Value and offering price per share ($96,149,994 ÷ 7,153,113 shares)(a)		$13.44
Class I:
Net Asset Value, offering price and redemption price per share ($1,044,154,370 ÷ 75,607,024 shares)		$13.81
Class Z6:
Net Asset Value, offering price and redemption price per share ($35,895,179 ÷ 2,600,966 shares)		$13.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$28,833,830
Interest		8,521
Income from Fidelity Central Funds		14,786
Total income		28,857,137
Expenses
Management fee	$9,769,969
Distribution and service plan fees	3,325,192
Independent trustees' fees and expenses	7,338
Total expenses before reductions	13,102,499
Expense reductions	(48)
Total expenses after reductions		13,102,451
Net investment income (loss)		15,754,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(28)
Other affiliated issuers	47,614,175
Futures contracts	(595,667)
Capital gain distributions from underlying funds:
Affiliated issuers	43,946,352
Total net realized gain (loss)		90,964,832
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(109)
Affiliated issuers	(13,933,899)
Futures contracts	171,352
Total change in net unrealized appreciation (depreciation)		(13,762,656)
Net gain (loss)		77,202,176
Net increase (decrease) in net assets resulting from operations		$92,956,862

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,754,686	$33,835,159
Net realized gain (loss)	90,964,832	183,273,762
Change in net unrealized appreciation (depreciation)	(13,762,656)	66,482,962
Net increase (decrease) in net assets resulting from operations	92,956,862	283,591,883
Distributions to shareholders from net investment income	(184,657)	(38,001,071)
Distributions to shareholders from net realized gain	(105,484,492)	(117,185,415)
Total distributions	(105,669,149)	(155,186,486)
Share transactions - net increase (decrease)	(16,299,612)	(18,870,598)
Total increase (decrease) in net assets	(29,011,899)	109,534,799
Net Assets
Beginning of period	3,009,366,660	2,899,831,861
End of period	$2,980,354,761	$3,009,366,660
Other Information
Undistributed net investment income end of period	$15,744,231	$174,202

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.74	$13.16	$12.29	$13.25	$13.33	$12.72
Income from Investment Operations
Net investment income (loss)A	.07	.15	.18	.19	.21	.16
Net realized and unrealized gain (loss)	.35	1.15	1.24	(.54)	.60	1.26
Total from investment operations	.42	1.30	1.42	(.35)	.81	1.42
Distributions from net investment income	–	(.17)	(.18)	(.20)	(.22)	(.16)
Distributions from net realized gain	(.48)	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.48)	(.72)	(.55)	(.61)B	(.89)	(.81)C
Net asset value, end of period	$13.68	$13.74	$13.16	$12.29	$13.25	$13.33
Total ReturnD,E,F	3.14%	9.96%	12.00%	(2.72)%	6.26%	11.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.80%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.90%I	.80%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.90%I	.80%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.02%I	1.11%	1.43%	1.53%	1.55%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,372,452	$1,435,987	$1,503,384	$1,543,665	$1,853,121	$1,907,797
Portfolio turnover rateH	26%I	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.76	$13.18	$12.31	$13.27	$13.35	$12.74
Income from Investment Operations
Net investment income (loss)A	.05	.12	.15	.16	.17	.13
Net realized and unrealized gain (loss)	.36	1.15	1.24	(.54)	.61	1.26
Total from investment operations	.41	1.27	1.39	(.38)	.78	1.39
Distributions from net investment income	–	(.14)	(.15)	(.16)	(.19)	(.13)
Distributions from net realized gain	(.48)	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.48)	(.69)	(.52)	(.58)	(.86)	(.78)B
Net asset value, end of period	$13.69	$13.76	$13.18	$12.31	$13.27	$13.35
Total ReturnC,D,E	2.99%	9.69%	11.70%	(2.95)%	6.00%	11.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.15%H	1.05%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.15%H	1.05%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.15%H	1.05%	.50%	.50%	.50%	.50%
Net investment income (loss)	.77%H	.86%	1.18%	1.28%	1.30%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$431,704	$432,227	$418,713	$399,088	$405,224	$387,919
Portfolio turnover rateG	26%H	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$12.98	$12.14	$13.09	$13.19	$12.60
Income from Investment Operations
Net investment income (loss)A	.02	.05	.08	.10	.11	.06
Net realized and unrealized gain (loss)	.34	1.13	1.23	(.53)	.59	1.25
Total from investment operations	.36	1.18	1.31	(.43)	.70	1.31
Distributions from net investment income	–	(.08)	(.10)	(.11)	(.12)	(.07)
Distributions from net realized gain	(.46)	(.54)	(.37)	(.41)	(.67)	(.65)
Total distributions	(.46)	(.62)	(.47)	(.52)	(.80)B	(.72)
Net asset value, end of period	$13.44	$13.54	$12.98	$12.14	$13.09	$13.19
Total ReturnC,D,E	2.73%	9.14%	11.13%	(3.40)%	5.42%	10.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.65%H	1.55%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.65%H	1.55%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.65%H	1.55%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.27%H	.36%	.68%	.78%	.80%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$96,150	$97,691	$97,994	$91,941	$94,878	$89,402
Portfolio turnover rateG	26%H	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$13.27	$12.39	$13.35	$13.43	$12.81
Income from Investment Operations
Net investment income (loss)A	.09	.19	.21	.23	.24	.19
Net realized and unrealized gain (loss)	.35	1.16	1.26	(.54)	.60	1.28
Total from investment operations	.44	1.35	1.47	(.31)	.84	1.47
Distributions from net investment income	–B	(.21)	(.21)	(.23)	(.25)	(.19)
Distributions from net realized gain	(.49)	(.55)	(.37)	(.42)	(.67)	(.66)
Total distributions	(.49)	(.76)	(.59)C	(.65)	(.92)	(.85)
Net asset value, end of period	$13.81	$13.86	$13.27	$12.39	$13.35	$13.43
Total ReturnD,E	3.26%	10.26%	12.26%	(2.44)%	6.48%	11.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.56%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.65%H	.56%	-%	-%	-%	-%
Expenses net of all reductions	.65%H	.56%	-%	-%	-%	-%
Net investment income (loss)	1.27%H	1.35%	1.68%	1.78%	1.80%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,044,154	$1,018,536	$879,740	$870,772	$838,616	$846,372
Portfolio turnover rateG	26%H	23%	20%	24%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B	.10	.10
Net realized and unrealized gain (loss)	.36	.80
Total from investment operations	.46	.90
Distributions from net investment income	(.02)	(.22)
Distributions from net realized gain	(.49)	(.36)
Total distributions	(.51)	(.58)
Net asset value, end of period	$13.80	$13.85
Total ReturnC,D	3.36%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.47%G,H
Expenses net of fee waivers, if any	.45%G	.47%G,H
Expenses net of all reductions	.45%G	.47%G,H
Net investment income (loss)	1.47%G	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$35,895	$24,926
Portfolio turnover rateF	26%G	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	14.9
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Advisor Series Equity Growth Fund	5.6
Fidelity Series Opportunistic Insights Fund	5.3
76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	24.7%
Bond Funds	23.8%
Short-Term Funds	2.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.11% 10/4/18 to 12/6/18 (a)
(Cost $2,153,188)	2,160,000	2,153,045
	Shares	Value

Domestic Equity Funds - 49.0%
Fidelity Advisor Series Equity Growth Fund (b)	11,148,580	$172,357,049
Fidelity Advisor Series Growth Opportunities Fund (b)	6,964,890	115,895,776
Fidelity Advisor Series Small Cap Fund (b)	6,449,549	81,070,831
Fidelity Series All-Sector Equity Fund (b)	5,662,337	77,064,405
Fidelity Series Commodity Strategy Fund (b)	12,400,243	62,001,213
Fidelity Series Large Cap Stock Fund (b)	18,937,306	301,671,286
Fidelity Series Large Cap Value Index Fund (b)	2,463,800	32,522,158
Fidelity Series Opportunistic Insights Fund (b)	8,129,477	161,370,127
Fidelity Series Small Cap Opportunities Fund (b)	7,019,213	103,112,237
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,684,481	194,128,839
Fidelity Series Value Discovery Fund (b)	13,938,082	190,812,349
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,136,008,030)		1,492,006,270

International Equity Funds - 24.7%
Fidelity Series Canada Fund (b)	2,052,838	22,191,183
Fidelity Series Emerging Markets Fund (b)	837,991	8,120,136
Fidelity Series Emerging Markets Opportunities Fund (b)	11,475,427	220,213,450
Fidelity Series International Growth Fund (b)	13,656,432	223,965,477
Fidelity Series International Small Cap Fund (b)	2,910,557	52,098,969
Fidelity Series International Value Fund (b)	21,444,746	225,598,731
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $577,085,125)		752,187,946

Bond Funds - 23.8%
Fidelity Series Emerging Markets Debt Fund (b)	2,050,068	19,537,152
Fidelity Series Floating Rate High Income Fund (b)	711,119	6,769,851
Fidelity Series High Income Fund (b)	4,332,397	41,634,336
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,843,483	17,900,220
Fidelity Series International Credit Fund (b)	150,745	1,481,821
Fidelity Series Investment Grade Bond Fund (b)	41,541,109	452,382,676
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,922,640	172,402,550
Fidelity Series Real Estate Income Fund (b)	1,261,476	13,598,714
TOTAL BOND FUNDS
(Cost $746,100,743)		725,707,320

Short-Term Funds - 2.5%
Fidelity Cash Central Fund, 2.11% (c)	6,848,744	6,850,114
Fidelity Series Government Money Market Fund 2.12% (b)(d)	60,680,590	60,680,590
Fidelity Series Short-Term Credit Fund (b)	856,434	8,444,443
TOTAL SHORT-TERM FUNDS
(Cost $76,052,275)		75,975,147
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,537,399,361)		3,048,029,728
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,412,036)
NET ASSETS - 100%		$3,045,617,692

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	370	Dec. 2018	$19,419,450	$361,216	$361,216
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	92	Dec. 2018	13,427,400	(3,550)	(3,550)
TOTAL FUTURES CONTRACTS					$357,666

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,090,522.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,805
Total	$26,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,105,288	$3,828,101	$14,252,362	$ -	$1,204,438	$21,471,584	$172,357,049
Fidelity Advisor Series Equity Value Fund	184,673,886	10,441,310	8,856,983	6,157,923	50,845	(29,651,736)	-
Fidelity Advisor Series Growth & Income Fund	282,815,807	31,809,428	19,123,671	25,143,407	717,689	(46,871,778)	-
Fidelity Advisor Series Growth Opportunities Fund	105,130,031	2,508,205	18,447,881	-	4,204,450	22,500,971	115,895,776
Fidelity Advisor Series Opportunistic Insights Fund	148,960,609	15,259,900	11,514,929	11,766,897	826,448	(59,487,019)	-
Fidelity Advisor Series Small Cap Fund	80,158,042	1,874,035	5,547,359	-	181,742	4,404,371	81,070,831
Fidelity Advisor Series Stock Selector Large Cap Value Fund	186,438,157	19,697,824	8,899,130	15,631,435	18,504	(29,303,322)	-
Fidelity Series 100 Index Fund	79,553,910	-	83,647,944	-	32,125,582	(28,031,548)	-
Fidelity Series All-Sector Equity Fund	109,869,027	2,521,119	47,490,964	-	8,571,919	3,593,304	77,064,405
Fidelity Series Canada Fund	22,113,942	496,745	1,785,474	-	30,090	1,335,880	22,191,183
Fidelity Series Commodity Strategy Fund	63,089,625	9,073,291	5,100,580	3,708,801	(1,477,355)	(3,583,768)	62,001,213
Fidelity Series Emerging Markets Debt Fund	20,524,216	1,005,831	870,527	599,687	(29,535)	(1,092,833)	19,537,152
Fidelity Series Emerging Markets Fund	-	8,088,532	-	-	-	31,604	8,120,136
Fidelity Series Emerging Markets Opportunities Fund	229,181,656	30,055,815	9,603,350	-	(308,867)	(29,111,804)	220,213,450
Fidelity Series Floating Rate High Income Fund	6,775,351	350,047	362,578	180,870	(1,684)	8,715	6,769,851
Fidelity Series Government Money Market Fund 2.12%	43,596,913	34,638,798	17,555,121	474,689	-	-	60,680,590
Fidelity Series High Income Fund	42,436,867	2,097,185	3,246,489	1,217,336	(47,605)	394,378	41,634,336
Fidelity Series Inflation-Protected Bond Index Fund	23,288,678	5,178,316	10,639,250	36,902	(189,300)	261,776	17,900,220
Fidelity Series International Credit Fund	1,478,474	18,221	-	18,220	-	(14,874)	1,481,821
Fidelity Series International Growth Fund	223,420,738	8,007,878	10,875,013	-	1,254,496	2,157,378	223,965,477
Fidelity Series International Small Cap Fund	55,748,352	1,300,805	2,809,565	-	279,434	(2,420,057)	52,098,969
Fidelity Series International Value Fund	225,385,847	11,298,318	10,407,013	-	(142,331)	(536,090)	225,598,731
Fidelity Series Investment Grade Bond Fund	465,066,009	29,957,958	37,267,066	6,545,327	(477,702)	(4,896,523)	452,382,676
Fidelity Series Large Cap Stock Fund	-	142,454	339,365	-	(1,369)	52,522,091	301,671,286
Fidelity Series Large Cap Value Index Fund	31,129,323	734,196	1,521,453	-	14,960	2,165,132	32,522,158
Fidelity Series Long-Term Treasury Bond Index Fund	65,647,248	118,011,854	5,272,535	1,713,227	(126,601)	(5,857,416)	172,402,550
Fidelity Series Opportunistic Insights Fund	-	76,330	182,672	-	(9,269)	67,440,729	161,370,127
Fidelity Series Real Estate Equity Fund	19,318,083	264	19,796,788	154	1,704,398	(1,225,957)	-
Fidelity Series Real Estate Income Fund	13,306,628	892,465	681,768	574,265	2,204	79,185	13,598,714
Fidelity Series Short-Term Credit Fund	8,273,138	772,858	601,829	93,960	(2,214)	2,490	8,444,443
Fidelity Series Small Cap Opportunities Fund	97,802,834	10,262,280	8,270,812	7,960,953	1,039,216	2,278,719	103,112,237
Fidelity Series Stock Selector Large Cap Value Fund	-	351,554	264,467	-	(14,970)	26,104,689	194,128,839
Fidelity Series Value Discovery Fund	-	91,567	218,260	-	(5,485)	34,287,205	190,812,349
	$2,995,288,679	$360,843,484	$365,453,198	$81,824,053	$49,392,128	$(1,044,524)	$3,039,026,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,153,045	$--	$2,153,045	$--
Domestic Equity Funds	1,492,006,270	1,492,006,270	--	--
International Equity Funds	752,187,946	752,187,946	--	--
Bond Funds	725,707,320	725,707,320	--	--
Short-Term Funds	75,975,147	75,975,147	--	--
Total Investments in Securities:	$3,048,029,728	$3,045,876,683	$2,153,045	$--
Derivative Instruments:
Assets
Futures Contracts	$361,216	$361,216	$--	$--
Total Assets	$361,216	$361,216	$--	$--
Liabilities
Futures Contracts	$(3,550)	$(3,550)	$--	$--
Total Liabilities	$(3,550)	$(3,550)	$--	$--
Total Derivative Instruments:	$357,666	$357,666	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$361,216	$(3,550)
Total Equity Risk	361,216	(3,550)
Total Value of Derivatives	$361,216	$(3,550)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,153,188)	$2,153,045
Fidelity Central Funds (cost $6,850,114)	6,850,114
Other affiliated issuers (cost $2,528,396,059)	3,039,026,569
Total Investment in Securities (cost $2,537,399,361)		$3,048,029,728
Receivable for investments sold		10,365,166
Receivable for fund shares sold		2,214,391
Distributions receivable from Fidelity Central Funds		10,200
Total assets		3,060,619,485
Liabilities
Payable for investments purchased	$7,902,050
Payable for fund shares redeemed	4,646,771
Accrued management fee	1,748,436
Distribution and service plan fees payable	554,821
Payable for daily variation margin on futures contracts	149,715
Total liabilities		15,001,793
Net Assets		$3,045,617,692
Net Assets consist of:
Paid in capital		$2,424,971,246
Undistributed net investment income		13,452,907
Accumulated undistributed net realized gain (loss) on investments		96,205,506
Net unrealized appreciation (depreciation) on investments		510,988,033
Net Assets		$3,045,617,692
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,343,871,152 ÷ 90,059,554 shares)		$14.92
Maximum offering price per share (100/94.25 of $14.92)		$15.83
Class M:
Net Asset Value and redemption price per share ($464,853,948 ÷ 31,328,481 shares)		$14.84
Maximum offering price per share (100/96.50 of $14.84)		$15.38
Class C:
Net Asset Value and offering price per share ($99,042,908 ÷ 6,770,002 shares)(a)		$14.63
Class I:
Net Asset Value, offering price and redemption price per share ($1,092,140,557 ÷ 72,702,203 shares)		$15.02
Class Z6:
Net Asset Value, offering price and redemption price per share ($45,709,127 ÷ 3,045,737 shares)		$15.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$27,265,404
Interest		10,089
Income from Fidelity Central Funds		26,805
Total income		27,302,298
Expenses
Management fee	$10,501,690
Distribution and service plan fees	3,340,722
Independent trustees' fees and expenses	7,356
Total expenses before reductions	13,849,768
Expense reductions	(55)
Total expenses after reductions		13,849,713
Net investment income (loss)		13,452,585
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(67)
Other affiliated issuers	49,392,128
Futures contracts	(955,929)
Capital gain distributions from underlying funds:
Affiliated issuers	54,558,649
Total net realized gain (loss)		102,994,781
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(130)
Affiliated issuers	(1,044,524)
Futures contracts	357,666
Total change in net unrealized appreciation (depreciation)		(686,988)
Net gain (loss)		102,307,793
Net increase (decrease) in net assets resulting from operations		$115,760,378

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,452,585	$29,589,232
Net realized gain (loss)	102,994,781	206,631,223
Change in net unrealized appreciation (depreciation)	(686,988)	87,525,917
Net increase (decrease) in net assets resulting from operations	115,760,378	323,746,372
Distributions to shareholders from net investment income	–	(32,430,120)
Distributions to shareholders from net realized gain	(120,442,750)	(127,678,746)
Total distributions	(120,442,750)	(160,108,866)
Share transactions - net increase (decrease)	56,965,527	6,442,311
Total increase (decrease) in net assets	52,283,155	170,079,817
Net Assets
Beginning of period	2,993,334,537	2,823,254,720
End of period	$3,045,617,692	$2,993,334,537
Other Information
Undistributed net investment income end of period	$13,452,907	$322

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.95	$14.12	$12.99	$14.13	$14.15	$13.36
Income from Investment Operations
Net investment income (loss)A	.06	.15	.18	.19	.20	.17
Net realized and unrealized gain (loss)	.51	1.50	1.57	(.64)	.70	1.47
Total from investment operations	.57	1.65	1.75	(.45)	.90	1.64
Distributions from net investment income	–	(.16)	(.18)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.60)	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.60)	(.82)	(.62)	(.69)	(.92)	(.85)
Net asset value, end of period	$14.92	$14.95	$14.12	$12.99	$14.13	$14.15
Total ReturnB,C,D	3.88%	11.80%	14.02%	(3.36)%	6.54%	12.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G,H	.84%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.94%G,H	.84%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.94%G,H	.84%	.25%	.25%	.25%	.25%
Net investment income (loss)	.85%G	.99%	1.34%	1.39%	1.42%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,343,871	$1,374,112	$1,414,388	$1,409,909	$1,704,036	$1,777,132
Portfolio turnover rateE	24%G	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.88	$14.06	$12.94	$14.09	$14.10	$13.32
Income from Investment Operations
Net investment income (loss)A	.04	.11	.15	.15	.17	.14
Net realized and unrealized gain (loss)	.51	1.50	1.56	(.64)	.71	1.46
Total from investment operations	.55	1.61	1.71	(.49)	.88	1.60
Distributions from net investment income	–	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.59)	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.59)	(.79)	(.59)	(.66)	(.89)	(.82)
Net asset value, end of period	$14.84	$14.88	$14.06	$12.94	$14.09	$14.10
Total ReturnB,C,D	3.77%	11.53%	13.74%	(3.67)%	6.37%	12.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.19%G,H	1.09%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.19%G,H	1.09%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.19%G,H	1.09%	.50%	.50%	.50%	.50%
Net investment income (loss)	.60%G	.74%	1.09%	1.14%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$464,854	$452,750	$442,505	$423,312	$453,137	$453,944
Portfolio turnover rateE	24%G	25%	18%	22%	24%	53%
 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$13.92	$12.83	$13.97	$14.00	$13.23
Income from Investment Operations
Net investment income (loss)A	.01	.03	.08	.08	.09	.07
Net realized and unrealized gain (loss)	.49	1.48	1.55	(.63)	.70	1.45
Total from investment operations	.50	1.51	1.63	(.55)	.79	1.52
Distributions from net investment income	–	(.07)	(.10)	(.11)	(.12)	(.09)
Distributions from net realized gain	(.58)	(.65)	(.44)	(.48)	(.70)	(.66)
Total distributions	(.58)	(.72)	(.54)	(.59)	(.82)	(.75)
Net asset value, end of period	$14.63	$14.71	$13.92	$12.83	$13.97	$14.00
Total ReturnB,C,D	3.48%	10.97%	13.21%	(4.10)%	5.76%	11.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.70%G	1.59%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.70%G	1.59%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.70%G	1.59%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.10%G	.24%	.59%	.64%	.67%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$99,043	$96,199	$94,517	$87,691	$91,154	$87,867
Portfolio turnover rateE	24%G	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.04	$14.21	$13.06	$14.21	$14.22	$13.42
Income from Investment Operations
Net investment income (loss)A	.08	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	.51	1.51	1.59	(.65)	.71	1.48
Total from investment operations	.59	1.69	1.80	(.43)	.95	1.68
Distributions from net investment income	–	(.21)	(.21)	(.23)	(.25)	(.21)
Distributions from net realized gain	(.61)	(.66)	(.44)	(.50)	(.71)	(.67)
Total distributions	(.61)	(.86)B	(.65)	(.72)C	(.96)	(.88)
Net asset value, end of period	$15.02	$15.04	$14.21	$13.06	$14.21	$14.22
Total ReturnD,E	4.00%	12.04%	14.38%	(3.16)%	6.85%	12.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.60%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.70%H	.60%	-%	-%	-%	-%
Expenses net of all reductions	.70%H	.60%	-%	-%	-%	-%
Net investment income (loss)	1.10%H	1.23%	1.59%	1.64%	1.67%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,092,141	$1,043,420	$871,845	$861,408	$919,561	$897,398
Portfolio turnover rateF	24%H	25%	18%	22%	24%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.656 per share.

 C Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B	.10	.16
Net realized and unrealized gain (loss)	.51	.99
Total from investment operations	.61	1.15
Distributions from net investment income	–	(.23)
Distributions from net realized gain	(.63)	(.42)
Total distributions	(.63)	(.65)
Net asset value, end of period	$15.01	$15.03
Total ReturnC,D	4.12%	7.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.49%G,H
Expenses net of fee waivers, if any	.47%G	.49%G,H
Expenses net of all reductions	.47%G	.49%G,H
Net investment income (loss)	1.33%G	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$45,709	$26,854
Portfolio turnover rateE	24%G	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.7
Fidelity Series International Growth Fund	8.9
Fidelity Series International Value Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	8.3
Fidelity Series Stock Selector Large Cap Value Fund	7.4
Fidelity Series Value Discovery Fund	7.3
Fidelity Advisor Series Equity Growth Fund	6.7
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Advisor Series Growth Opportunities Fund	4.6
75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	29.3%
Bond Funds	10.2%
Short-Term Funds	2.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.03% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $1,744,009)	1,750,000	1,743,850
	Shares	Value

Domestic Equity Funds - 57.6%
Fidelity Advisor Series Equity Growth Fund (b)	10,706,056	$165,515,633
Fidelity Advisor Series Growth Opportunities Fund (b)	6,718,164	111,790,254
Fidelity Advisor Series Small Cap Fund (b)	6,166,917	77,518,140
Fidelity Series All-Sector Equity Fund (b)	5,514,649	75,054,369
Fidelity Series Commodity Strategy Fund (b)	10,051,953	50,259,766
Fidelity Series Large Cap Stock Fund (b)	18,107,156	288,446,994
Fidelity Series Large Cap Value Index Fund (b)	2,289,043	30,215,367
Fidelity Series Opportunistic Insights Fund (b)	7,807,140	154,971,727
Fidelity Series Small Cap Opportunities Fund (b)	6,791,356	99,765,021
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,780,802	182,182,202
Fidelity Series Value Discovery Fund (b)	13,070,393	178,933,681
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,091,451,772)		1,414,653,154

International Equity Funds - 29.3%
Fidelity Series Canada Fund (b)	1,951,495	21,095,657
Fidelity Series Emerging Markets Fund (b)	1,112,140	10,776,633
Fidelity Series Emerging Markets Opportunities Fund (b)	10,614,120	203,684,958
Fidelity Series International Growth Fund (b)	13,273,560	217,686,379
Fidelity Series International Small Cap Fund (b)	2,855,713	51,117,271
Fidelity Series International Value Fund (b)	20,560,234	216,293,659
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $566,136,596)		720,654,557

Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund (b)	1,574,046	15,000,663
Fidelity Series Floating Rate High Income Fund (b)	554,769	5,281,402
Fidelity Series High Income Fund (b)	3,394,619	32,622,292
Fidelity Series Inflation-Protected Bond Index Fund (b)	751,506	7,297,124
Fidelity Series International Credit Fund (b)	118,992	1,169,694
Fidelity Series Investment Grade Bond Fund (b)	3,618,784	39,408,552
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,864,244	138,961,374
Fidelity Series Real Estate Income Fund (b)	988,359	10,654,513
TOTAL BOND FUNDS
(Cost $257,712,928)		250,395,614

Short-Term Funds - 2.9%
Fidelity Cash Central Fund, 2.11% (c)	5,643,649	5,644,777
Fidelity Series Government Money Market Fund 2.12% (b)(d)	53,292,763	53,292,763
Fidelity Series Short-Term Credit Fund (b)	1,127,113	11,113,338
TOTAL SHORT-TERM FUNDS
(Cost $70,114,170)		70,050,878
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,987,159,475)		2,457,498,053
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,006,693)
NET ASSETS - 100%		$2,455,491,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	82	Dec. 2018	$11,967,900	$2,322	$2,322
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	199	Dec. 2018	10,444,515	200,745	200,744
					203,066
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	54	Dec. 2018	5,333,850	(10,417)	(10,417)
TOTAL FUTURES CONTRACTS					$192,649

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $792,058.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,904
Total	$19,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$150,443,525	$3,861,007	$10,272,360	$--	$725,919	$20,757,542	$165,515,633
Fidelity Advisor Series Equity Value Fund	173,506,004	10,161,919	8,970,095	5,777,955	19,833	(24,184,445)	--
Fidelity Advisor Series Growth & Income Fund	265,948,888	30,860,979	13,869,398	24,005,982	268,512	(40,994,581)	--
Fidelity Advisor Series Growth Opportunities Fund	98,717,003	2,543,351	14,771,726	--	2,716,369	22,585,257	111,790,254
Fidelity Advisor Series Opportunistic Insights Fund	139,796,668	14,890,529	7,734,189	11,306,712	438,538	(53,339,875)	--
Fidelity Advisor Series Small Cap Fund	75,222,187	1,894,112	3,906,447	--	66,899	4,241,389	77,518,140
Fidelity Advisor Series Stock Selector Large Cap Value Fund	175,247,506	18,975,974	8,963,167	14,685,040	(37,770)	(24,040,272)	--
Fidelity Series 100 Index Fund	74,585,869	--	79,175,006	--	32,848,621	(28,259,484)	--
Fidelity Series All-Sector Equity Fund	103,183,521	2,531,388	42,362,534	--	5,146,342	6,555,652	75,054,369
Fidelity Series Canada Fund	20,489,780	497,145	1,156,149	--	13,554	1,251,327	21,095,657
Fidelity Series Commodity Strategy Fund	49,722,217	8,606,020	3,922,703	3,009,105	(959,330)	(3,186,438)	50,259,766
Fidelity Series Emerging Markets Debt Fund	15,939,875	808,644	881,526	462,253	(22,353)	(843,977)	15,000,663
Fidelity Series Emerging Markets Fund	--	10,678,668	--	--	--	97,965	10,776,633
Fidelity Series Emerging Markets Opportunities Fund	214,011,029	33,080,187	16,730,487	--	1,048,553	(27,724,324)	203,684,958
Fidelity Series Floating Rate High Income Fund	5,296,327	286,557	306,892	141,506	(1,123)	6,533	5,281,402
Fidelity Series Government Money Market Fund 2.12%	39,244,766	33,602,186	19,554,189	385,990	--	--	53,292,763
Fidelity Series High Income Fund	33,209,545	1,709,379	2,567,866	955,104	(57,360)	328,594	32,622,292
Fidelity Series Inflation-Protected Bond Index Fund	18,823,072	1,476,389	13,105,678	26,737	(130,789)	234,130	7,297,124
Fidelity Series International Credit Fund	1,167,052	14,383	--	14,383	--	(11,741)	1,169,694
Fidelity Series International Growth Fund	205,931,630	18,848,924	10,259,122	--	312,096	2,852,851	217,686,379
Fidelity Series International Small Cap Fund	51,382,631	4,503,034	2,769,846	--	3,585	(2,002,133)	51,117,271
Fidelity Series International Value Fund	208,848,910	18,073,163	10,032,333	--	(159,512)	(436,569)	216,293,659
Fidelity Series Investment Grade Bond Fund	67,616,932	9,982,081	37,487,403	895,466	(986,222)	283,164	39,408,552
Fidelity Series Large Cap Stock Fund	--	28,237	285,618	--	(3,690)	46,493,665	288,446,994
Fidelity Series Large Cap Value Index Fund	28,939,369	774,107	1,526,679	--	17,205	2,011,365	30,215,367
Fidelity Series Long-Term Treasury Bond Index Fund	53,989,913	94,205,016	4,480,424	1,396,070	(113,260)	(4,639,871)	138,961,374
Fidelity Series Opportunistic Insights Fund	--	16,884	152,994	--	(6,832)	61,062,998	154,971,727
Fidelity Series Real Estate Equity Fund	18,057,338	--	18,571,957	--	1,255,944	(741,325)	--
Fidelity Series Real Estate Income Fund	10,443,233	723,551	577,019	450,780	2,846	61,902	10,654,513
Fidelity Series Short-Term Credit Fund	6,886,600	4,737,927	511,490	78,873	(2,364)	2,665	11,113,338
Fidelity Series Small Cap Opportunities Fund	91,742,421	10,043,438	4,824,085	7,709,229	282,768	2,520,479	99,765,021
Fidelity Series Stock Selector Large Cap Value Fund	--	153,922	236,475	--	(8,370)	21,090,854	182,182,202
Fidelity Series Value Discovery Fund	--	18,407	183,630	--	(3,898)	28,569,586	178,933,681
	$2,398,393,811	$338,587,508	$340,149,487	$71,301,185	$42,674,711	$10,602,883	$2,450,109,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,743,850	$--	$1,743,850	$--
Domestic Equity Funds	1,414,653,154	1,414,653,154	--	--
International Equity Funds	720,654,557	720,654,557	--	--
Bond Funds	250,395,614	250,395,614	--	--
Short-Term Funds	70,050,878	70,050,878	--	--
Total Investments in Securities:	$2,457,498,053	$2,455,754,203	$1,743,850	$--
Derivative Instruments:
Assets
Futures Contracts	$203,066	$203,066	$--	$--
Total Assets	$203,066	$203,066	$--	$--
Liabilities
Futures Contracts	$(10,417)	$(10,417)	$--	$--
Total Liabilities	$(10,417)	$(10,417)	$--	$--
Total Derivative Instruments:	$192,649	$192,649	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$203,066	$(10,417)
Total Equity Risk	203,066	(10,417)
Total Value of Derivatives	$203,066	$(10,417)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,744,009)	$1,743,850
Fidelity Central Funds (cost $5,644,777)	5,644,777
Other affiliated issuers (cost $1,979,770,689)	2,450,109,426
Total Investment in Securities (cost $1,987,159,475)		$2,457,498,053
Receivable for investments sold		29,704,586
Receivable for fund shares sold		3,420,673
Distributions receivable from Fidelity Central Funds		8,646
Other receivables		3,750
Total assets		2,490,635,708
Liabilities
Payable for investments purchased	$29,259,638
Payable for fund shares redeemed	3,840,438
Accrued management fee	1,494,810
Distribution and service plan fees payable	434,578
Payable for daily variation margin on futures contracts	114,884
Total liabilities		35,144,348
Net Assets		$2,455,491,360
Net Assets consist of:
Paid in capital		$1,889,139,455
Undistributed net investment income		6,850,855
Accumulated undistributed net realized gain (loss) on investments		88,969,823
Net unrealized appreciation (depreciation) on investments		470,531,227
Net Assets		$2,455,491,360
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,075,820,898 ÷ 73,194,057 shares)		$14.70
Maximum offering price per share (100/94.25 of $14.70)		$15.60
Class M:
Net Asset Value and redemption price per share ($376,028,609 ÷ 25,845,641 shares)		$14.55
Maximum offering price per share (100/96.50 of $14.55)		$15.08
Class C:
Net Asset Value and offering price per share ($67,668,725 ÷ 4,744,306 shares)(a)		$14.26
Class I:
Net Asset Value, offering price and redemption price per share ($904,297,090 ÷ 61,012,992 shares)		$14.82
Class Z6:
Net Asset Value, offering price and redemption price per share ($31,676,038 ÷ 2,135,765 shares)		$14.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,282,508
Interest		9,244
Income from Fidelity Central Funds		19,904
Total income		19,311,656
Expenses
Management fee	$8,968,328
Distribution and service plan fees	2,608,877
Independent trustees' fees and expenses	5,915
Total expenses before reductions	11,583,120
Expense reductions	(5)
Total expenses after reductions		11,583,115
Net investment income (loss)		7,728,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(15)
Other affiliated issuers	42,674,711
Futures contracts	(1,049,722)
Capital gain distributions from underlying funds:
Affiliated issuers	52,018,677
Total net realized gain (loss)		93,643,651
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(159)
Affiliated issuers	10,602,883
Futures contracts	192,649
Total change in net unrealized appreciation (depreciation)		10,795,373
Net gain (loss)		104,439,024
Net increase (decrease) in net assets resulting from operations		$112,167,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,728,541	$19,282,132
Net realized gain (loss)	93,643,651	167,323,622
Change in net unrealized appreciation (depreciation)	10,795,373	99,438,855
Net increase (decrease) in net assets resulting from operations	112,167,565	286,044,609
Distributions to shareholders from net investment income	–	(22,868,765)
Distributions to shareholders from net realized gain	(102,902,472)	(96,748,987)
Total distributions	(102,902,472)	(119,617,752)
Share transactions - net increase (decrease)	49,777,837	25,065,653
Total increase (decrease) in net assets	59,042,930	191,492,510
Net Assets
Beginning of period	2,396,448,430	2,204,955,920
End of period	$2,455,491,360	$2,396,448,430
Other Information
Undistributed net investment income end of period	$6,850,855	$–
Distributions in excess of net investment income end of period	$–	$(877,686)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$13.61	$12.37	$13.51	$13.54	$12.74
Income from Investment Operations
Net investment income (loss)A	.04	.12	.16	.16	.19	.15
Net realized and unrealized gain (loss)	.64	1.67	1.68	(.66)	.71	1.59
Total from investment operations	.68	1.79	1.84	(.50)	.90	1.74
Distributions from net investment income	–	(.14)	(.16)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.63)	(.61)	(.44)	(.47)	(.73)	(.79)
Total distributions	(.63)	(.75)	(.60)	(.64)	(.93)B	(.94)
Net asset value, end of period	$14.70	$14.65	$13.61	$12.37	$13.51	$13.54
Total ReturnC,D,E	4.72%	13.26%	15.51%	(3.92)%	6.81%	14.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.99%H	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.99%H	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%H	.80%	1.22%	1.28%	1.36%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,075,821	$1,082,982	$1,117,175	$1,094,459	$1,313,452	$1,348,500
Portfolio turnover rateG	28%H	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.53	$13.51	$12.29	$13.42	$13.46	$12.68
Income from Investment Operations
Net investment income (loss)A	.02	.08	.12	.13	.15	.11
Net realized and unrealized gain (loss)	.63	1.66	1.68	(.65)	.71	1.58
Total from investment operations	.65	1.74	1.80	(.52)	.86	1.69
Distributions from net investment income	–	(.12)	(.14)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.63)	(.60)	(.44)	(.46)	(.73)	(.79)
Total distributions	(.63)	(.72)	(.58)	(.61)B	(.90)C	(.91)
Net asset value, end of period	$14.55	$14.53	$13.51	$12.29	$13.42	$13.46
Total ReturnD,E,F	4.55%	12.98%	15.24%	(4.08)%	6.52%	13.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.24%I	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.24%I	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.24%I	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.34%I	.55%	.97%	1.03%	1.11%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$376,029	$364,455	$336,939	$299,952	$303,711	$276,113
Portfolio turnover rateH	28%I	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.29	$13.32	$12.14	$13.27	$13.32	$12.56
Income from Investment Operations
Net investment income (loss)A	(.01)	.01	.06	.07	.08	.05
Net realized and unrealized gain (loss)	.61	1.62	1.65	(.65)	.70	1.56
Total from investment operations	.60	1.63	1.71	(.58)	.78	1.61
Distributions from net investment income	–	(.07)	(.09)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.63)	(.60)	(.44)	(.45)	(.72)	(.78)
Total distributions	(.63)	(.66)B	(.53)	(.55)	(.83)	(.85)
Net asset value, end of period	$14.26	$14.29	$13.32	$12.14	$13.27	$13.32
Total ReturnC,D,E	4.27%	12.40%	14.69%	(4.58)%	6.01%	13.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.74%H	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.16)%H	.05%	.47%	.53%	.61%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$67,669	$65,519	$61,581	$54,813	$56,318	$51,931
Portfolio turnover rateG	28%H	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.598 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$13.71	$12.45	$13.59	$13.61	$12.80
Income from Investment Operations
Net investment income (loss)A	.06	.15	.19	.20	.22	.18
Net realized and unrealized gain (loss)	.64	1.68	1.70	(.67)	.72	1.60
Total from investment operations	.70	1.83	1.89	(.47)	.94	1.78
Distributions from net investment income	–	(.17)	(.19)	(.20)	(.23)	(.18)
Distributions from net realized gain	(.63)	(.62)	(.44)	(.47)	(.73)	(.79)
Total distributions	(.63)	(.79)	(.63)	(.67)	(.96)	(.97)
Net asset value, end of period	$14.82	$14.75	$13.71	$12.45	$13.59	$13.61
Total ReturnB,C	4.83%	13.50%	15.79%	(3.63)%	7.11%	14.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%F	.64%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.74%F	.64%	-%	-%	-%	-%
Expenses net of all reductions	.74%F	.64%	-%	-%	-%	-%
Net investment income (loss)	.84%F	1.04%	1.47%	1.53%	1.61%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$904,297	$867,707	$689,261	$684,976	$710,667	$695,092
Portfolio turnover rateE	28%F	23%	18%	22%	25%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B	.08	.12
Net realized and unrealized gain (loss)	.63	1.15
Total from investment operations	.71	1.27
Distributions from net investment income	–	(.22)
Distributions from net realized gain	(.63)	(.38)
Total distributions	(.63)	(.59)C
Net asset value, end of period	$14.83	$14.75
Total ReturnD,E	4.90%	9.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.51%H,I
Expenses net of fee waivers, if any	.49%H	.51%H,I
Expenses net of all reductions	.49%H	.51%H,I
Net investment income (loss)	1.09%H	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$31,676	$15,784
Portfolio turnover rateG	28%H	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.378 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.3
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.1
Fidelity Series Opportunistic Insights Fund	6.6
Fidelity Advisor Series Growth Opportunities Fund	4.7
Fidelity Series Small Cap Opportunities Fund	4.2
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $1,425,202)	1,430,000	1,425,094
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	10,255,360	$158,547,859
Fidelity Advisor Series Growth Opportunities Fund (b)	6,417,737	106,791,139
Fidelity Advisor Series Small Cap Fund (b)	5,778,599	72,636,990
Fidelity Series All-Sector Equity Fund (b)	5,810,391	79,079,422
Fidelity Series Commodity Strategy Fund (b)	9,441,930	47,209,648
Fidelity Series Large Cap Stock Fund (b)	17,296,748	275,537,193
Fidelity Series Large Cap Value Index Fund (b)	2,156,107	28,460,607
Fidelity Series Opportunistic Insights Fund (b)	7,424,358	147,373,500
Fidelity Series Small Cap Opportunities Fund (b)	6,370,737	93,586,120
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,326,200	176,172,364
Fidelity Series Value Discovery Fund (b)	12,674,091	173,508,307
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,056,601,209)		1,358,903,149

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	1,863,449	20,143,879
Fidelity Series Emerging Markets Fund (b)	1,428,867	13,845,725
Fidelity Series Emerging Markets Opportunities Fund (b)	10,068,549	193,215,450
Fidelity Series International Growth Fund (b)	12,694,933	208,196,902
Fidelity Series International Small Cap Fund (b)	2,737,719	49,005,173
Fidelity Series International Value Fund (b)	19,664,231	206,867,714
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $544,755,307)		691,274,843

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	1,450,466	13,822,938
Fidelity Series Floating Rate High Income Fund (b)	505,287	4,810,336
Fidelity Series High Income Fund (b)	3,045,509	29,267,344
Fidelity Series Inflation-Protected Bond Index Fund (b)	697,996	6,777,538
Fidelity Series International Credit Fund (b)	108,372	1,065,296
Fidelity Series Investment Grade Bond Fund (b)	916,047	9,975,750
Fidelity Series Long-Term Treasury Bond Index Fund (b)	9,483,964	78,147,860
Fidelity Series Real Estate Income Fund (b)	901,559	9,718,804
TOTAL BOND FUNDS
(Cost $158,083,976)		153,585,866

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	5,084,769	5,085,786
Fidelity Series Government Money Market Fund 2.12% (b)(d)	31,273,503	31,273,503
Fidelity Series Short-Term Credit Fund (b)	686,097	6,764,917
TOTAL SHORT-TERM FUNDS
(Cost $43,182,727)		43,124,206
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,804,048,421)		2,248,313,158
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,868,108)
NET ASSETS - 100%		$2,246,445,050

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	Dec. 2018	$12,843,600	$2,491	$2,491
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	108	Dec. 2018	5,668,380	114,414	114,414
					116,905
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	52	Dec. 2018	5,136,300	(11,896)	(11,896)
TOTAL FUTURES CONTRACTS					$105,009

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $577,002.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,272
Total	$13,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$140,682,362	$4,356,454	$6,697,608	$ -	$295,809	$19,910,842	$158,547,859
Fidelity Advisor Series Equity Value Fund	162,239,363	14,846,287	7,538,784	5,595,859	(57,730)	(23,785,932)	-
Fidelity Advisor Series Growth & Income Fund	248,668,633	33,284,770	11,706,553	22,620,219	188,101	(38,338,164)	-
Fidelity Advisor Series Growth Opportunities Fund	92,316,051	2,429,246	11,738,103	-	1,746,136	22,037,809	106,791,139
Fidelity Advisor Series Opportunistic Insights Fund	130,719,494	15,285,834	6,147,582	10,739,473	234,454	(50,881,217)	-
Fidelity Advisor Series Small Cap Fund	70,269,615	1,804,278	3,455,371	-	41,440	3,977,028	72,636,990
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,792,386	23,058,659	7,605,464	14,178,371	(65,106)	(23,665,293)	-
Fidelity Series 100 Index Fund	69,719,202	-	75,057,597	-	30,843,158	(25,504,763)	-
Fidelity Series All-Sector Equity Fund	96,485,101	2,422,458	30,804,417	-	2,529,546	8,446,734	79,079,422
Fidelity Series Canada Fund	19,115,913	755,952	911,015	-	6,578	1,176,451	20,143,879
Fidelity Series Commodity Strategy Fund	45,218,312	7,964,420	2,129,699	2,823,231	(186,366)	(3,657,019)	47,209,648
Fidelity Series Emerging Markets Debt Fund	14,499,809	743,482	627,621	423,785	(20,626)	(772,106)	13,822,938
Fidelity Series Emerging Markets Fund	-	13,861,376	-	-	-	(15,651)	13,845,725
Fidelity Series Emerging Markets Opportunities Fund	198,131,267	39,862,316	19,702,113	-	452,540	(25,528,560)	193,215,450
Fidelity Series Floating Rate High Income Fund	4,805,312	261,478	261,447	128,329	(791)	5,784	4,810,336
Fidelity Series Government Money Market Fund 2.12%	35,343,924	28,913,154	32,983,575	284,356	-	-	31,273,503
Fidelity Series High Income Fund	30,392,696	1,553,520	2,922,355	860,993	(82,215)	325,698	29,267,344
Fidelity Series Inflation-Protected Bond Index Fund	17,270,143	2,322,726	12,895,773	25,607	(133,235)	213,677	6,777,538
Fidelity Series International Credit Fund	1,062,890	13,099	-	13,099	-	(10,693)	1,065,296
Fidelity Series International Growth Fund	192,586,304	21,667,959	9,082,300	-	115,189	2,909,750	208,196,902
Fidelity Series International Small Cap Fund	48,053,368	5,099,574	2,269,882	-	(1,384)	(1,876,503)	49,005,173
Fidelity Series International Value Fund	194,847,297	21,438,373	8,969,172	-	(86,198)	(362,586)	206,867,714
Fidelity Series Investment Grade Bond Fund	10,253,916	938,885	1,098,114	141,265	(14,125)	(104,812)	9,975,750
Fidelity Series Large Cap Stock Fund	-	194,788	185,220	-	(221)	43,431,059	275,537,193
Fidelity Series Large Cap Value Index Fund	27,203,330	706,505	1,354,271	-	2,944	1,902,099	28,460,607
Fidelity Series Long-Term Treasury Bond Index Fund	48,736,296	50,742,939	18,752,565	990,434	(572,638)	(2,006,172)	78,147,860
Fidelity Series Opportunistic Insights Fund	-	107,165	99,177	-	(2,279)	58,156,808	147,373,500
Fidelity Series Real Estate Equity Fund	16,888,409	140,814	17,708,456	89,155	1,454,060	(774,827)	-
Fidelity Series Real Estate Income Fund	9,492,141	660,157	491,615	409,722	(2,482)	60,603	9,718,804
Fidelity Series Short-Term Credit Fund	6,224,937	906,283	366,460	70,991	(1,183)	1,340	6,764,917
Fidelity Series Small Cap Opportunities Fund	85,799,818	9,450,271	4,263,385	7,222,923	194,810	2,404,606	93,586,120
Fidelity Series Stock Selector Large Cap Value Fund	-	268,916	128,166	-	(5,293)	20,521,725	176,172,364
Fidelity Series Value Discovery Fund	-	125,518	118,954	-	(1,491)	27,800,030	173,508,307
	$2,180,818,289	$306,187,656	$298,072,814	$66,617,812	$36,871,402	$15,997,745	$2,241,802,278

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,425,094	$--	$1,425,094	$--
Domestic Equity Funds	1,358,903,149	1,358,903,149	--	--
International Equity Funds	691,274,843	691,274,843	--	--
Bond Funds	153,585,866	153,585,866	--	--
Short-Term Funds	43,124,206	43,124,206	--	--
Total Investments in Securities:	$2,248,313,158	$2,246,888,064	$1,425,094	$--
Derivative Instruments:
Assets
Futures Contracts	$116,905	$116,905	$--	$--
Total Assets	$116,905	$116,905	$--	$--
Liabilities
Futures Contracts	$(11,896)	$(11,896)	$--	$--
Total Liabilities	$(11,896)	$(11,896)	$--	$--
Total Derivative Instruments:	$105,009	$105,009	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$116,905	$(11,896)
Total Equity Risk	116,905	(11,896)
Total Value of Derivatives	$116,905	$(11,896)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,425,202)	$1,425,094
Fidelity Central Funds (cost $5,085,786)	5,085,786
Other affiliated issuers (cost $1,797,537,433)	2,241,802,278
Total Investment in Securities (cost $1,804,048,421)		$2,248,313,158
Cash		153
Receivable for investments sold		25,835,086
Receivable for fund shares sold		2,367,688
Distributions receivable from Fidelity Central Funds		7,655
Total assets		2,276,523,740
Liabilities
Payable for investments purchased	$26,202,171
Payable for fund shares redeemed	1,993,369
Accrued management fee	1,381,737
Distribution and service plan fees payable	414,846
Payable for daily variation margin on futures contracts	86,567
Total liabilities		30,078,690
Net Assets		$2,246,445,050
Net Assets consist of:
Paid in capital		$1,716,426,747
Undistributed net investment income		4,700,386
Accumulated undistributed net realized gain (loss) on investments		80,948,171
Net unrealized appreciation (depreciation) on investments		444,369,746
Net Assets		$2,246,445,050
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($942,738,091 ÷ 59,758,448 shares)		$15.78
Maximum offering price per share (100/94.25 of $15.78)		$16.74
Class M:
Net Asset Value and redemption price per share ($357,953,503 ÷ 22,820,756 shares)		$15.69
Maximum offering price per share (100/96.50 of $15.69)		$16.26
Class C:
Net Asset Value and offering price per share ($85,766,642 ÷ 5,591,783 shares)(a)		$15.34
Class I:
Net Asset Value, offering price and redemption price per share ($829,235,065 ÷ 52,176,043 shares)		$15.89
Class Z6:
Net Asset Value, offering price and redemption price per share ($30,751,749 ÷ 1,934,716 shares)		$15.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,201,976
Interest		9,470
Income from Fidelity Central Funds		13,272
Total income		17,224,718
Expenses
Management fee	$8,259,097
Distribution and service plan fees	2,483,934
Independent trustees' fees and expenses	5,379
Total expenses before reductions	10,748,410
Expense reductions	(1)
Total expenses after reductions		10,748,409
Net investment income (loss)		6,476,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(4)
Other affiliated issuers	36,871,402
Futures contracts	(875,983)
Capital gain distributions from underlying funds:
Affiliated issuers	49,415,836
Total net realized gain (loss)		85,411,251
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(108)
Affiliated issuers	15,997,745
Futures contracts	105,009
Total change in net unrealized appreciation (depreciation)		16,102,646
Net gain (loss)		101,513,897
Net increase (decrease) in net assets resulting from operations		$107,990,206

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,476,309	$16,946,945
Net realized gain (loss)	85,411,251	154,265,342
Change in net unrealized appreciation (depreciation)	16,102,646	91,725,502
Net increase (decrease) in net assets resulting from operations	107,990,206	262,937,789
Distributions to shareholders from net investment income	–	(20,779,436)
Distributions to shareholders from net realized gain	(93,540,540)	(90,229,747)
Total distributions	(93,540,540)	(111,009,183)
Share transactions - net increase (decrease)	52,968,089	7,294,311
Total increase (decrease) in net assets	67,417,755	159,222,917
Net Assets
Beginning of period	2,179,027,295	2,019,804,378
End of period	$2,246,445,050	$2,179,027,295
Other Information
Undistributed net investment income end of period	$4,700,386	$–
Distributions in excess of net investment income end of period	$–	$(1,775,923)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$14.57	$13.25	$14.49	$14.51	$13.61
Income from Investment Operations
Net investment income (loss)A	.04	.12	.17	.17	.20	.15
Net realized and unrealized gain (loss)	.72	1.81	1.80	(.69)	.76	1.74
Total from investment operations	.76	1.93	1.97	(.52)	.96	1.89
Distributions from net investment income	–	(.15)	(.17)	(.18)	(.21)	(.16)
Distributions from net realized gain	(.67)	(.66)	(.48)	(.54)	(.77)	(.83)
Total distributions	(.67)	(.81)	(.65)	(.72)	(.98)	(.99)
Net asset value, end of period	$15.78	$15.69	$14.57	$13.25	$14.49	$14.51
Total ReturnB,C,D	4.97%	13.42%	15.53%	(3.82)%	6.76%	14.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%G	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	1.00%G	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.55%G	.78%	1.22%	1.27%	1.35%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$942,738	$948,970	$965,401	$950,816	$1,154,277	$1,195,641
Portfolio turnover rateE	27%G	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.62	$14.52	$13.21	$14.45	$14.47	$13.58
Income from Investment Operations
Net investment income (loss)A	.02	.08	.13	.14	.16	.12
Net realized and unrealized gain (loss)	.72	1.80	1.81	(.70)	.76	1.73
Total from investment operations	.74	1.88	1.94	(.56)	.92	1.85
Distributions from net investment income	–	(.12)	(.15)	(.15)	(.17)	(.13)
Distributions from net realized gain	(.67)	(.66)	(.48)	(.53)	(.77)	(.83)
Total distributions	(.67)	(.78)	(.63)	(.68)	(.94)	(.96)
Net asset value, end of period	$15.69	$15.62	$14.52	$13.21	$14.45	$14.47
Total ReturnB,C,D	4.86%	13.11%	15.26%	(4.07)%	6.51%	14.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%G	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%G	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.25%G	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.30%G	.53%	.97%	1.02%	1.10%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$357,954	$343,164	$324,990	$310,107	$333,069	$341,608
Portfolio turnover rateE	27%G	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$14.28	$13.02	$14.27	$14.30	$13.43
Income from Investment Operations
Net investment income (loss)A	(.01)	–B	.06	.07	.09	.05
Net realized and unrealized gain (loss)	.70	1.77	1.78	(.70)	.75	1.71
Total from investment operations	.69	1.77	1.84	(.63)	.84	1.76
Distributions from net investment income	–	(.07)	(.10)	(.10)	(.12)	(.07)
Distributions from net realized gain	(.67)	(.66)	(.48)	(.52)	(.75)	(.82)
Total distributions	(.67)	(.73)	(.58)	(.62)	(.87)	(.89)
Net asset value, end of period	$15.34	$15.32	$14.28	$13.02	$14.27	$14.30
Total ReturnC,D,E	4.62%	12.52%	14.70%	(4.63)%	6.01%	13.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.20)%H	.03%	.48%	.52%	.60%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$85,767	$84,365	$79,480	$73,036	$77,130	$72,247
Portfolio turnover rateF	27%H	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$14.65	$13.32	$14.57	$14.59	$13.67
Income from Investment Operations
Net investment income (loss)A	.06	.16	.20	.21	.23	.19
Net realized and unrealized gain (loss)	.72	1.83	1.82	(.71)	.76	1.75
Total from investment operations	.78	1.99	2.02	(.50)	.99	1.94
Distributions from net investment income	–	(.19)	(.20)	(.22)	(.24)	(.19)
Distributions from net realized gain	(.67)	(.67)	(.49)	(.54)	(.77)	(.83)
Total distributions	(.67)	(.86)	(.69)	(.75)B	(1.01)	(1.02)
Net asset value, end of period	$15.89	$15.78	$14.65	$13.32	$14.57	$14.59
Total ReturnC,D	5.07%	13.74%	15.82%	(3.62)%	6.99%	14.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.63%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.63%	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.63%	-%	-%	-%	-%
Net investment income (loss)	.80%G	1.02%	1.47%	1.52%	1.60%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$829,235	$790,667	$649,934	$629,599	$688,278	$664,689
Portfolio turnover rateE	27%G	23%	18%	21%	24%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B	.08	.18
Net realized and unrealized gain (loss)	.72	1.20
Total from investment operations	.80	1.38
Distributions from net investment income	–	(.23)
Distributions from net realized gain	(.67)	(.42)
Total distributions	(.67)	(.66)C
Net asset value, end of period	$15.89	$15.76
Total ReturnD,E	5.21%	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.51%H,I
Expenses net of fee waivers, if any	.49%H	.51%H,I
Expenses net of all reductions	.49%H	.51%H,I
Net investment income (loss)	1.05%H	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,752	$11,861
Portfolio turnover rateF	27%H	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.421 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.3
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.1
Fidelity Series Opportunistic Insights Fund	6.6
Fidelity Advisor Series Growth Opportunities Fund	4.7
Fidelity Series Small Cap Opportunities Fund	4.2
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $906,938)	910,000	906,870
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	6,508,750	$100,625,282
Fidelity Advisor Series Growth Opportunities Fund (b)	4,074,026	67,791,796
Fidelity Advisor Series Small Cap Fund (b)	3,671,361	46,149,002
Fidelity Series All-Sector Equity Fund (b)	3,691,793	50,245,301
Fidelity Series Commodity Strategy Fund (b)	6,003,511	30,017,553
Fidelity Series Large Cap Stock Fund (b)	10,978,430	174,886,391
Fidelity Series Large Cap Value Index Fund (b)	1,368,359	18,062,344
Fidelity Series Opportunistic Insights Fund (b)	4,711,968	93,532,569
Fidelity Series Small Cap Opportunities Fund (b)	4,045,428	59,427,335
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,458,016	111,814,966
Fidelity Series Value Discovery Fund (b)	8,044,132	110,124,168
TOTAL DOMESTIC EQUITY FUNDS
(Cost $687,201,053)		862,676,707

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	1,182,901	12,787,161
Fidelity Series Emerging Markets Fund (b)	912,624	8,843,324
Fidelity Series Emerging Markets Opportunities Fund (b)	6,391,479	122,652,479
Fidelity Series International Growth Fund (b)	8,059,877	132,181,990
Fidelity Series International Small Cap Fund (b)	1,738,915	31,126,585
Fidelity Series International Value Fund (b)	12,484,627	131,338,271
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $357,217,826)		438,929,810

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	907,496	8,648,436
Fidelity Series Floating Rate High Income Fund (b)	323,474	3,079,471
Fidelity Series High Income Fund (b)	1,923,544	18,485,263
Fidelity Series Inflation-Protected Bond Index Fund (b)	443,117	4,302,663
Fidelity Series International Credit Fund (b)	65,291	641,811
Fidelity Series Investment Grade Bond Fund (b)	581,526	6,332,823
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,019,876	49,603,774
Fidelity Series Real Estate Income Fund (b)	569,895	6,143,467
TOTAL BOND FUNDS
(Cost $99,788,212)		97,237,708

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	3,274,206	3,274,861
Fidelity Series Government Money Market Fund 2.12% (b)(d)	19,881,121	19,881,121
Fidelity Series Short-Term Credit Fund (b)	438,291	4,321,544
TOTAL SHORT-TERM FUNDS
(Cost $27,514,339)		27,477,526
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,172,628,368)		1,427,228,621
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,154,239)
NET ASSETS - 100%		$1,426,074,382

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Dec. 2018	$8,173,200	$1,585	$1,585
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	68	Dec. 2018	3,568,980	72,066	72,067
					73,652
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	33	Dec. 2018	3,259,575	(8,296)	(8,296)
TOTAL FUTURES CONTRACTS					$65,356

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $363,743.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,471
Total	$8,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,585,095	$4,097,740	$3,771,237	$--	$71,867	$12,641,817	$100,625,282
Fidelity Advisor Series Equity Value Fund	101,062,304	10,772,182	4,243,501	3,549,420	(13,968)	(11,254,877)	--
Fidelity Advisor Series Growth & Income Fund	154,913,386	23,199,677	6,588,966	14,317,406	71,885	(21,854,702)	--
Fidelity Advisor Series Growth Opportunities Fund	57,467,634	2,409,665	7,046,137	--	944,697	14,015,937	67,791,796
Fidelity Advisor Series Opportunistic Insights Fund	81,384,078	10,890,542	3,463,613	6,811,697	50,151	(27,571,504)	--
Fidelity Advisor Series Small Cap Fund	43,759,112	1,790,518	1,925,176	--	24,337	2,500,211	46,149,002
Fidelity Advisor Series Stock Selector Large Cap Value Fund	102,033,097	15,983,029	4,260,772	8,994,303	(37,896)	(11,088,764)	--
Fidelity Series 100 Index Fund	43,308,860	--	46,620,020	--	20,937,928	(17,626,768)	--
Fidelity Series All-Sector Equity Fund	60,085,583	2,386,488	19,142,545	--	1,370,501	5,545,274	50,245,301
Fidelity Series Canada Fund	11,904,189	652,968	511,312	--	6,028	735,288	12,787,161
Fidelity Series Commodity Strategy Fund	28,249,093	5,387,177	1,184,249	1,794,332	(14,615)	(2,419,853)	30,017,553
Fidelity Series Emerging Markets Debt Fund	8,907,300	580,337	349,548	262,993	(12,035)	(477,618)	8,648,436
Fidelity Series Emerging Markets Fund	--	8,853,279	--	--	--	(9,955)	8,843,324
Fidelity Series Emerging Markets Opportunities Fund	123,530,365	26,811,607	11,946,239	--	668	(15,743,922)	122,652,479
Fidelity Series Floating Rate High Income Fund	3,008,295	213,514	145,615	81,347	(156)	3,433	3,079,471
Fidelity Series Government Money Market Fund 2.12%	21,893,886	18,776,169	20,788,934	178,623	--	--	19,881,121
Fidelity Series High Income Fund	18,707,935	1,225,224	1,600,870	537,818	(28,498)	181,472	18,485,263
Fidelity Series Inflation-Protected Bond Index Fund	10,812,378	1,525,400	8,084,321	16,213	(97,547)	146,753	4,302,663
Fidelity Series International Credit Fund	640,362	7,891	--	7,892	--	(6,442)	641,811
Fidelity Series International Growth Fund	119,909,466	15,483,652	5,119,452	--	10,204	1,898,120	132,181,990
Fidelity Series International Small Cap Fund	29,918,661	3,690,753	1,302,876	--	(10,086)	(1,169,867)	31,126,585
Fidelity Series International Value Fund	121,339,335	15,374,305	5,107,705	--	(112,290)	(155,374)	131,338,271
Fidelity Series Investment Grade Bond Fund	6,440,580	655,670	688,904	89,174	(9,532)	(64,991)	6,332,823
Fidelity Series Large Cap Stock Fund	--	205,681	100,843	--	(496)	25,040,769	174,886,391
Fidelity Series Large Cap Value Index Fund	16,906,145	711,093	754,528	--	892	1,198,742	18,062,344
Fidelity Series Long-Term Treasury Bond Index Fund	30,339,836	32,511,347	11,615,972	624,178	(356,464)	(1,274,973)	49,603,774
Fidelity Series Opportunistic Insights Fund	--	110,891	54,001	--	(3,741)	32,189,766	93,532,569
Fidelity Series Real Estate Equity Fund	10,477,062	88,288	10,987,257	55,604	580,263	(158,356)	--
Fidelity Series Real Estate Income Fund	5,876,043	506,044	273,754	257,563	(2,041)	37,175	6,143,467
Fidelity Series Short-Term Credit Fund	3,944,220	580,861	203,667	45,618	(483)	613	4,321,544
Fidelity Series Small Cap Opportunities Fund	53,422,944	6,792,908	2,375,810	4,584,423	59,971	1,527,322	59,427,335
Fidelity Series Stock Selector Large Cap Value Fund	--	232,057	91,242	--	(4,923)	9,050,380	111,814,966
Fidelity Series Value Discovery Fund	--	132,205	64,765	--	(1,149)	13,735,737	110,124,168
	$1,357,827,244	$212,639,162	$180,413,831	$42,208,604	$23,423,472	$9,570,843	$1,423,046,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$906,870	$--	$906,870	$--
Domestic Equity Funds	862,676,707	862,676,707	--	--
International Equity Funds	438,929,810	438,929,810	--	--
Bond Funds	97,237,708	97,237,708	--	--
Short-Term Funds	27,477,526	27,477,526	--	--
Total Investments in Securities:	$1,427,228,621	$1,426,321,751	$906,870	$--
Derivative Instruments:
Assets
Futures Contracts	$73,652	$73,652	$--	$--
Total Assets	$73,652	$73,652	$--	$--
Liabilities
Futures Contracts	$(8,296)	$(8,296)	$--	$--
Total Liabilities	$(8,296)	$(8,296)	$--	$--
Total Derivative Instruments:	$65,356	$65,356	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$73,652	$(8,296)
Total Equity Risk	73,652	(8,296)
Total Value of Derivatives	$73,652	$(8,296)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $906,938)	$906,870
Fidelity Central Funds (cost $3,274,861)	3,274,861
Other affiliated issuers (cost $1,168,446,569)	1,423,046,890
Total Investment in Securities (cost $1,172,628,368)		$1,427,228,621
Cash		988
Receivable for investments sold		16,611,346
Receivable for fund shares sold		2,035,006
Distributions receivable from Fidelity Central Funds		4,930
Total assets		1,445,880,891
Liabilities
Payable for investments purchased	$16,906,646
Payable for fund shares redeemed	1,735,551
Accrued management fee	875,939
Distribution and service plan fees payable	234,732
Payable for daily variation margin on futures contracts	53,641
Total liabilities		19,806,509
Net Assets		$1,426,074,382
Net Assets consist of:
Paid in capital		$1,117,738,127
Undistributed net investment income		3,529,113
Accumulated undistributed net realized gain (loss) on investments		50,141,533
Net unrealized appreciation (depreciation) on investments		254,665,609
Net Assets		$1,426,074,382
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($570,258,333 ÷ 46,347,081 shares)		$12.30
Maximum offering price per share (100/94.25 of $12.30)		$13.05
Class M:
Net Asset Value and redemption price per share ($217,117,388 ÷ 17,808,017 shares)		$12.19
Maximum offering price per share (100/96.50 of $12.19)		$12.63
Class C:
Net Asset Value and offering price per share ($32,196,061 ÷ 2,680,361 shares)(a)		$12.01
Class I:
Net Asset Value, offering price and redemption price per share ($584,234,593 ÷ 47,123,864 shares)		$12.40
Class Z6:
Net Asset Value, offering price and redemption price per share ($22,268,007 ÷ 1,794,914 shares)		$12.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,874,315
Interest		6,025
Income from Fidelity Central Funds		8,471
Total income		10,888,811
Expenses
Management fee	$5,195,656
Distribution and service plan fees	1,399,519
Independent trustees' fees and expenses	3,366
Total expenses		6,598,541
Net investment income (loss)		4,290,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1
Other affiliated issuers	23,423,472
Futures contracts	(547,794)
Capital gain distributions from underlying funds:
Affiliated issuers	31,334,289
Total net realized gain (loss)		54,209,968
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(68)
Affiliated issuers	9,570,843
Futures contracts	65,356
Total change in net unrealized appreciation (depreciation)		9,636,131
Net gain (loss)		63,846,099
Net increase (decrease) in net assets resulting from operations		$68,136,369

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,290,270	$10,671,463
Net realized gain (loss)	54,209,968	86,422,686
Change in net unrealized appreciation (depreciation)	9,636,131	61,790,750
Net increase (decrease) in net assets resulting from operations	68,136,369	158,884,899
Distributions to shareholders from net investment income	–	(12,899,292)
Distributions to shareholders from net realized gain	(55,973,793)	(46,138,745)
Total distributions	(55,973,793)	(59,038,037)
Share transactions - net increase (decrease)	57,166,729	66,150,547
Total increase (decrease) in net assets	69,329,305	165,997,409
Net Assets
Beginning of period	1,356,745,077	1,190,747,668
End of period	$1,426,074,382	$1,356,745,077
Other Information
Undistributed net investment income end of period	$3,529,113	$–
Distributions in excess of net investment income end of period	$–	$(761,157)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$11.26	$10.23	$11.15	$11.31	$10.46
Income from Investment Operations
Net investment income (loss)A	.03	.10	.13	.13	.15	.12
Net realized and unrealized gain (loss)	.56	1.40	1.39	(.54)	.59	1.39
Total from investment operations	.59	1.50	1.52	(.41)	.74	1.51
Distributions from net investment income	–	(.12)	(.13)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.50)	(.43)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.50)	(.55)	(.49)	(.51)	(.90)	(.66)
Net asset value, end of period	$12.30	$12.21	$11.26	$10.23	$11.15	$11.31
Total ReturnB,C,D	4.93%	13.44%	15.50%	(3.85)%	6.80%	14.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	.87%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%G	.87%	.25%	.25%	.25%	.25%
Expenses net of all reductions	1.00%G	.87%	.25%	.25%	.25%	.25%
Net investment income (loss)	.56%G	.79%	1.22%	1.27%	1.37%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$570,258	$566,474	$556,090	$531,510	$623,734	$612,735
Portfolio turnover rateF	26%G	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$11.19	$10.17	$11.09	$11.26	$10.42
Income from Investment Operations
Net investment income (loss)A	.02	.06	.10	.11	.13	.09
Net realized and unrealized gain (loss)	.55	1.39	1.39	(.54)	.57	1.39
Total from investment operations	.57	1.45	1.49	(.43)	.70	1.48
Distributions from net investment income	–	(.10)	(.11)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.50)	(.43)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.50)	(.52)B	(.47)	(.49)	(.87)	(.64)
Net asset value, end of period	$12.19	$12.12	$11.19	$10.17	$11.09	$11.26
Total ReturnC,D,E	4.80%	13.12%	15.29%	(4.10)%	6.50%	14.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.25%H	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.31%H	.54%	.97%	1.02%	1.12%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$217,117	$207,442	$186,200	$158,557	$153,677	$128,619
Portfolio turnover rateG	26%H	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.428 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$11.08	$10.09	$11.01	$11.19	$10.36
Income from Investment Operations
Net investment income (loss)A	(.01)	–B	.05	.05	.07	.04
Net realized and unrealized gain (loss)	.54	1.38	1.38	(.53)	.57	1.38
Total from investment operations	.53	1.38	1.43	(.48)	.64	1.42
Distributions from net investment income	–	(.05)	(.08)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.50)	(.43)	(.36)	(.36)	(.73)	(.53)
Total distributions	(.50)	(.48)	(.44)	(.44)	(.82)	(.59)
Net asset value, end of period	$12.01	$11.98	$11.08	$10.09	$11.01	$11.19
Total ReturnC,D,E	4.51%	12.59%	14.71%	(4.59)%	5.95%	13.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%H	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.19)%H	.04%	.47%	.53%	.62%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$32,196	$30,549	$27,491	$23,423	$22,493	$18,457
Portfolio turnover rateG	26%H	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$11.33	$10.28	$11.21	$11.37	$10.50
Income from Investment Operations
Net investment income (loss)A	.05	.12	.16	.16	.18	.15
Net realized and unrealized gain (loss)	.56	1.42	1.40	(.55)	.59	1.41
Total from investment operations	.61	1.54	1.56	(.39)	.77	1.56
Distributions from net investment income	–	(.14)	(.15)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.50)	(.44)	(.36)	(.37)	(.74)	(.54)
Total distributions	(.50)	(.58)	(.51)	(.54)	(.93)	(.69)
Net asset value, end of period	$12.40	$12.29	$11.33	$10.28	$11.21	$11.37
Total ReturnB,C	5.07%	13.77%	15.83%	(3.66)%	7.03%	15.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.64%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.75%F	.64%	-%	-%	-%	-%
Expenses net of all reductions	.75%F	.64%	-%	-%	-%	-%
Net investment income (loss)	.81%F	1.03%	1.47%	1.52%	1.62%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$584,235	$543,170	$420,967	$390,675	$400,667	$378,776
Portfolio turnover rateE	26%F	21%	22%	26%	27%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B	.06	.15
Net realized and unrealized gain (loss)	.57	.92
Total from investment operations	.63	1.07
Distributions from net investment income	–	(.18)
Distributions from net realized gain	(.50)	(.26)
Total distributions	(.50)	(.44)
Net asset value, end of period	$12.41	$12.28
Total ReturnC,D	5.24%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.51%G,H
Expenses net of fee waivers, if any	.49%G	.51%G,H
Expenses net of all reductions	.49%G	.51%G,H
Net investment income (loss)	1.06%G	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$22,268	$9,112
Portfolio turnover rateF	26%G	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.3
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.1
Fidelity Series Opportunistic Insights Fund	6.6
Fidelity Advisor Series Growth Opportunities Fund	4.7
Fidelity Series Small Cap Opportunities Fund	4.2
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $727,547)	730,000	727,491
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	5,289,533	$81,776,182
Fidelity Advisor Series Growth Opportunities Fund (b)	3,310,972	55,094,573
Fidelity Advisor Series Small Cap Fund (b)	2,984,443	37,514,451
Fidelity Series All-Sector Equity Fund (b)	2,998,758	40,813,090
Fidelity Series Commodity Strategy Fund (b)	4,880,788	24,403,940
Fidelity Series Large Cap Stock Fund (b)	8,921,878	142,125,510
Fidelity Series Large Cap Value Index Fund (b)	1,112,453	14,684,377
Fidelity Series Opportunistic Insights Fund (b)	3,829,348	76,012,567
Fidelity Series Small Cap Opportunities Fund (b)	3,287,681	48,296,040
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,873,786	90,871,445
Fidelity Series Value Discovery Fund (b)	6,537,530	89,498,785
TOTAL DOMESTIC EQUITY FUNDS
(Cost $562,804,299)		701,090,960

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	961,283	10,391,470
Fidelity Series Emerging Markets Fund (b)	743,432	7,203,859
Fidelity Series Emerging Markets Opportunities Fund (b)	5,194,080	99,674,389
Fidelity Series International Growth Fund (b)	6,550,170	107,422,787
Fidelity Series International Small Cap Fund (b)	1,413,588	25,303,220
Fidelity Series International Value Fund (b)	10,146,147	106,737,471
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $292,574,631)		356,733,196

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	734,669	7,001,393
Fidelity Series Floating Rate High Income Fund (b)	264,373	2,516,835
Fidelity Series High Income Fund (b)	1,559,960	14,991,216
Fidelity Series Inflation-Protected Bond Index Fund (b)	360,108	3,496,646
Fidelity Series International Credit Fund (b)	51,312	504,395
Fidelity Series Investment Grade Bond Fund (b)	472,603	5,146,642
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,892,358	40,313,026
Fidelity Series Real Estate Income Fund (b)	464,015	5,002,081
TOTAL BOND FUNDS
(Cost $81,264,483)		78,972,234

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	2,629,194	2,629,720
Fidelity Series Government Money Market Fund 2.12% (b)(d)	16,163,327	16,163,327
Fidelity Series Short-Term Credit Fund (b)	357,394	3,523,909
TOTAL SHORT-TERM FUNDS
(Cost $22,346,101)		22,316,956
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $959,717,061)		1,159,840,837
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(934,072)
NET ASSETS - 100%		$1,158,906,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	Dec. 2018	$6,567,750	$1,274	$1,274
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	55	Dec. 2018	2,886,675	58,311	58,311
					59,585
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	27	Dec. 2018	2,666,925	(6,089)	(6,089)
TOTAL FUTURES CONTRACTS					$53,496

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,973.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,739
Total	$6,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,351,965	$4,450,685	$3,292,165	$--	$52,411	$10,213,286	$81,776,182
Fidelity Advisor Series Equity Value Fund	81,184,995	9,855,105	3,708,775	2,879,441	(35,683)	(8,589,666)	--
Fidelity Advisor Series Growth & Income Fund	124,458,830	20,534,452	5,760,026	11,601,729	44,166	(16,838,229)	--
Fidelity Advisor Series Growth Opportunities Fund	46,159,904	2,760,227	5,910,475	--	857,310	11,227,607	55,094,573
Fidelity Advisor Series Opportunistic Insights Fund	65,364,078	9,792,962	3,042,075	5,525,925	27,726	(21,284,157)	--
Fidelity Advisor Series Small Cap Fund	35,146,093	2,051,377	1,716,777	--	14,426	2,019,332	37,514,451
Fidelity Advisor Series Stock Selector Large Cap Value Fund	81,966,944	13,879,105	3,743,822	7,276,804	(37,495)	(8,311,521)	--
Fidelity Series 100 Index Fund	34,748,219	--	37,407,729	--	16,279,802	(13,620,292)	--
Fidelity Series All-Sector Equity Fund	48,267,467	2,717,986	15,759,364	--	1,092,117	4,494,884	40,813,090
Fidelity Series Canada Fund	9,565,126	690,876	461,910	--	2,751	594,627	10,391,470
Fidelity Series Commodity Strategy Fund	22,713,854	4,722,322	1,058,249	1,453,518	(159,442)	(1,814,545)	24,403,940
Fidelity Series Emerging Markets Debt Fund	7,129,561	575,050	310,227	211,756	(11,924)	(381,067)	7,001,393
Fidelity Series Emerging Markets Fund	--	7,211,913	--	--	--	(8,054)	7,203,859
Fidelity Series Emerging Markets Opportunities Fund	99,246,751	23,286,825	10,151,629	--	(197,829)	(12,509,729)	99,674,389
Fidelity Series Floating Rate High Income Fund	2,426,049	217,337	129,251	66,063	(941)	3,641	2,516,835
Fidelity Series Government Money Market Fund 2.12%	17,563,064	15,459,704	16,859,441	144,239	--	--	16,163,327
Fidelity Series High Income Fund	14,946,932	1,220,044	1,299,159	433,148	(10,922)	134,321	14,991,216
Fidelity Series Inflation-Protected Bond Index Fund	8,708,325	1,326,280	6,577,531	13,139	(82,396)	121,968	3,496,646
Fidelity Series International Credit Fund	503,256	6,201	--	6,202	--	(5,062)	504,395
Fidelity Series International Growth Fund	96,317,039	14,186,811	4,618,877	--	4,945	1,532,869	107,422,787
Fidelity Series International Small Cap Fund	24,031,703	3,406,054	1,180,174	--	(17,157)	(937,206)	25,303,220
Fidelity Series International Value Fund	97,470,380	14,102,701	4,618,877	--	(113,007)	(103,726)	106,737,471
Fidelity Series Investment Grade Bond Fund	5,182,457	610,454	586,304	72,160	(8,433)	(51,532)	5,146,642
Fidelity Series Large Cap Stock Fund	--	352,315	55,085	--	125	19,388,962	142,125,510
Fidelity Series Large Cap Value Index Fund	13,577,147	809,817	671,520	--	(339)	969,272	14,684,377
Fidelity Series Long-Term Treasury Bond Index Fund	24,382,002	26,839,597	9,589,393	506,091	(288,636)	(1,030,544)	40,313,026
Fidelity Series Opportunistic Insights Fund	--	190,726	29,496	--	(2,296)	24,995,099	76,012,567
Fidelity Series Real Estate Equity Fund	8,433,757	71,694	8,845,995	45,364	399,314	(58,770)	--
Fidelity Series Real Estate Income Fund	4,723,812	492,783	242,977	208,381	(3,940)	32,403	5,002,081
Fidelity Series Short-Term Credit Fund	3,186,925	513,834	176,978	37,176	(925)	1,053	3,523,909
Fidelity Series Small Cap Opportunities Fund	42,907,982	6,247,521	2,124,913	3,711,430	49,938	1,215,512	48,296,040
Fidelity Series Stock Selector Large Cap Value Fund	--	501,328	38,854	--	(2,736)	6,658,496	90,871,445
Fidelity Series Value Discovery Fund	--	226,565	35,377	--	(734)	10,602,355	89,498,785
	$1,090,664,617	$189,310,651	$150,003,425	$34,192,566	$17,850,196	$8,661,587	$1,156,483,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$727,491	$--	$727,491	$--
Domestic Equity Funds	701,090,960	701,090,960	--	--
International Equity Funds	356,733,196	356,733,196	--	--
Bond Funds	78,972,234	78,972,234	--	--
Short-Term Funds	22,316,956	22,316,956	--	--
Total Investments in Securities:	$1,159,840,837	$1,159,113,346	$727,491	$--
Derivative Instruments:
Assets
Futures Contracts	$59,585	$59,585	$--	$--
Total Assets	$59,585	$59,585	$--	$--
Liabilities
Futures Contracts	$(6,089)	$(6,089)	$--	$--
Total Liabilities	$(6,089)	$(6,089)	$--	$--
Total Derivative Instruments:	$53,496	$53,496	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$59,585	$(6,089)
Total Equity Risk	59,585	(6,089)
Total Value of Derivatives	$59,585	$(6,089)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $727,547)	$727,491
Fidelity Central Funds (cost $2,629,720)	2,629,720
Other affiliated issuers (cost $956,359,794)	1,156,483,626
Total Investment in Securities (cost $959,717,061)		$1,159,840,837
Receivable for investments sold		13,468,826
Receivable for fund shares sold		1,674,695
Distributions receivable from Fidelity Central Funds		3,956
Total assets		1,174,988,314
Liabilities
Payable for investments purchased	$13,914,511
Payable for fund shares redeemed	1,224,347
Accrued management fee	710,239
Distribution and service plan fees payable	188,525
Payable for daily variation margin on futures contracts	43,927
Total liabilities		16,081,549
Net Assets		$1,158,906,765
Net Assets consist of:
Paid in capital		$916,402,251
Undistributed net investment income		2,586,760
Accumulated undistributed net realized gain (loss) on investments		39,740,482
Net unrealized appreciation (depreciation) on investments		200,177,272
Net Assets		$1,158,906,765
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($420,053,311 ÷ 34,211,307 shares)		$12.28
Maximum offering price per share (100/94.25 of $12.28)		$13.03
Class M:
Net Asset Value and redemption price per share ($177,208,406 ÷ 14,530,809 shares)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C:
Net Asset Value and offering price per share ($34,382,252 ÷ 2,858,390 shares)(a)		$12.03
Class I:
Net Asset Value, offering price and redemption price per share ($512,069,781 ÷ 41,392,604 shares)		$12.37
Class Z6:
Net Asset Value, offering price and redemption price per share ($15,193,015 ÷ 1,227,419 shares)		$12.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,803,080
Interest		4,884
Income from Fidelity Central Funds		6,739
Total income		8,814,703
Expenses
Management fee	$4,201,296
Distribution and service plan fees	1,125,460
Independent trustees' fees and expenses	2,712
Total expenses before reductions	5,329,468
Expense reductions	(2)
Total expenses after reductions		5,329,466
Net investment income (loss)		3,485,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1
Other affiliated issuers	17,850,196
Futures contracts	(442,546)
Capital gain distributions from underlying funds:
Affiliated issuers	25,389,486
Total net realized gain (loss)		42,797,137
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(56)
Affiliated issuers	8,661,587
Futures contracts	53,496
Total change in net unrealized appreciation (depreciation)		8,715,027
Net gain (loss)		51,512,164
Net increase (decrease) in net assets resulting from operations		$54,997,401

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,485,237	$8,457,626
Net realized gain (loss)	42,797,137	66,828,415
Change in net unrealized appreciation (depreciation)	8,715,027	49,404,768
Net increase (decrease) in net assets resulting from operations	54,997,401	124,690,809
Distributions to shareholders from net investment income	–	(10,251,675)
Distributions to shareholders from net realized gain	(43,902,951)	(34,153,397)
Total distributions	(43,902,951)	(44,405,072)
Share transactions - net increase (decrease)	58,015,509	79,870,312
Total increase (decrease) in net assets	69,109,959	160,156,049
Net Assets
Beginning of period	1,089,796,806	929,640,757
End of period	$1,158,906,765	$1,089,796,806
Other Information
Undistributed net investment income end of period	$2,586,760	$–
Distributions in excess of net investment income end of period	$–	$(898,477)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$11.20	$10.16	$11.06	$11.24	$10.39
Income from Investment Operations
Net investment income (loss)A	.03	.09	.13	.13	.15	.12
Net realized and unrealized gain (loss)	.57	1.40	1.39	(.53)	.58	1.40
Total from investment operations	.60	1.49	1.52	(.40)	.73	1.52
Distributions from net investment income	–	(.12)	(.13)	(.14)	(.16)	(.12)
Distributions from net realized gain	(.49)	(.40)	(.34)	(.36)	(.76)	(.55)
Total distributions	(.49)	(.52)	(.48)B	(.50)	(.91)C	(.67)
Net asset value, end of period	$12.28	$12.17	$11.20	$10.16	$11.06	$11.24
Total ReturnD,E,F	5.00%	13.42%	15.52%	(3.84)%	6.77%	14.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	.88%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%I	.88%	.25%	.25%	.25%	.25%
Expenses net of all reductions	1.00%I	.88%	.25%	.25%	.25%	.25%
Net investment income (loss)	.56%I	.79%	1.22%	1.28%	1.37%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$420,053	$418,313	$396,373	$363,199	$415,103	$401,589
Portfolio turnover rateH	27%I	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$11.15	$10.12	$11.02	$11.20	$10.36
Income from Investment Operations
Net investment income (loss)A	.02	.06	.10	.11	.12	.09
Net realized and unrealized gain (loss)	.56	1.39	1.38	(.54)	.58	1.39
Total from investment operations	.58	1.45	1.48	(.43)	.70	1.48
Distributions from net investment income	–	(.10)	(.11)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.49)	(.40)	(.34)	(.36)	(.76)	(.55)
Total distributions	(.49)	(.49)B	(.45)	(.47)C	(.88)D	(.64)E
Net asset value, end of period	$12.20	$12.11	$11.15	$10.12	$11.02	$11.20
Total ReturnF,G,H	4.85%	13.16%	15.22%	(4.08)%	6.54%	14.61%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.25%K	1.13%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%K	1.13%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.25%K	1.13%	.50%	.50%	.50%	.50%
Net investment income (loss)	.31%K	.54%	.97%	1.04%	1.12%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$177,208	$166,634	$147,601	$127,842	$126,987	$115,391
Portfolio turnover rateJ	27%K	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.398 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 E Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of the Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$11.05	$10.04	$10.95	$11.14	$10.31
Income from Investment Operations
Net investment income (loss)A	(.01)	–B	.05	.06	.07	.04
Net realized and unrealized gain (loss)	.55	1.38	1.37	(.55)	.57	1.38
Total from investment operations	.54	1.38	1.42	(.49)	.64	1.42
Distributions from net investment income	–	(.06)	(.08)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.49)	(.39)	(.34)	(.34)	(.74)	(.54)
Total distributions	(.49)	(.45)	(.41)C	(.42)	(.83)	(.59)D
Net asset value, end of period	$12.03	$11.98	$11.05	$10.04	$10.95	$11.14
Total ReturnE,F,G	4.56%	12.59%	14.73%	(4.67)%	6.01%	14.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.75%J	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%J	1.63%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%J	1.63%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.19)%J	.04%	.47%	.54%	.63%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$34,382	$32,763	$28,268	$24,460	$24,652	$21,190
Portfolio turnover rateI	27%J	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.339 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$11.27	$10.22	$11.13	$11.30	$10.44
Income from Investment Operations
Net investment income (loss)A	.05	.12	.16	.16	.18	.15
Net realized and unrealized gain (loss)	.56	1.41	1.39	(.55)	.59	1.40
Total from investment operations	.61	1.53	1.55	(.39)	.77	1.55
Distributions from net investment income	–	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.49)	(.41)	(.35)	(.36)	(.76)	(.55)
Total distributions	(.49)	(.55)	(.50)	(.52)	(.94)	(.69)B
Net asset value, end of period	$12.37	$12.25	$11.27	$10.22	$11.13	$11.30
Total ReturnC,D	5.05%	13.74%	15.81%	(3.65)%	7.10%	15.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.64%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.64%	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.64%	-%	-%	-%	-%
Net investment income (loss)	.81%G	1.03%	1.47%	1.53%	1.62%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$512,070	$466,677	$357,398	$320,449	$303,017	$282,594
Portfolio turnover rateF	27%G	20%	25%	24%	30%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B	.06	.23
Net realized and unrealized gain (loss)	.57	.83
Total from investment operations	.63	1.06
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.49)	(.24)
Total distributions	(.49)	(.41)
Net asset value, end of period	$12.38	$12.24
Total ReturnC,D	5.22%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.51%G,H
Expenses net of fee waivers, if any	.49%G	.51%G,H
Expenses net of all reductions	.49%G	.51%G,H
Net investment income (loss)	1.06%G	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,193	$5,410
Portfolio turnover rateF	27%G	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.3
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	4.8
Fidelity Series Small Cap Opportunities Fund	4.2
77.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $398,663)	400,000	398,633
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	2,828,444	$43,727,744
Fidelity Advisor Series Growth Opportunities Fund (b)	1,773,103	29,504,429
Fidelity Advisor Series Small Cap Fund (b)	1,606,291	20,191,075
Fidelity Series All-Sector Equity Fund (b)	1,612,743	21,949,435
Fidelity Series Commodity Strategy Fund (b)	2,615,040	13,075,201
Fidelity Series Large Cap Stock Fund (b)	4,773,579	76,043,116
Fidelity Series Large Cap Value Index Fund (b)	598,823	7,904,465
Fidelity Series Opportunistic Insights Fund (b)	2,047,405	40,640,987
Fidelity Series Small Cap Opportunities Fund (b)	1,766,852	25,955,055
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,676,161	48,598,854
Fidelity Series Value Discovery Fund (b)	3,496,292	47,864,234
TOTAL DOMESTIC EQUITY FUNDS
(Cost $328,027,130)		375,454,595

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	514,750	5,564,449
Fidelity Series Emerging Markets Fund (b)	400,700	3,882,779
Fidelity Series Emerging Markets Opportunities Fund (b)	2,781,364	53,374,380
Fidelity Series International Growth Fund (b)	3,507,997	57,531,157
Fidelity Series International Small Cap Fund (b)	757,604	13,561,117
Fidelity Series International Value Fund (b)	5,433,943	57,165,076
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $170,343,008)		191,078,958

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	380,409	3,625,302
Fidelity Series Floating Rate High Income Fund (b)	144,630	1,376,882
Fidelity Series High Income Fund (b)	845,208	8,122,447
Fidelity Series Inflation-Protected Bond Index Fund (b)	192,828	1,872,358
Fidelity Series International Credit Fund (b)	23,435	230,370
Fidelity Series Investment Grade Bond Fund (b)	253,088	2,756,128
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,620,888	21,596,118
Fidelity Series Real Estate Income Fund (b)	248,404	2,677,791
TOTAL BOND FUNDS
(Cost $43,349,269)		42,257,396

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	1,268,631	1,268,885
Fidelity Series Government Money Market Fund 2.12% (b)(d)	8,668,157	8,668,157
Fidelity Series Short-Term Credit Fund (b)	193,123	1,904,195
TOTAL SHORT-TERM FUNDS
(Cost $11,855,230)		11,841,237
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $553,973,300)		621,030,819
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(427,278)
NET ASSETS - 100%		$620,603,541

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	Dec. 2018	$3,356,850	$651	$651
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	29	Dec. 2018	1,522,065	30,662	30,662
					31,313
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	14	Dec. 2018	1,382,850	(3,095)	(3,095)
TOTAL FUTURES CONTRACTS					$28,218

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $264,088.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,312
Total	$3,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,257,766	$5,673,939	$2,552,914	$--	$27,365	$5,321,588	$43,727,744
Fidelity Advisor Series Equity Value Fund	40,711,563	8,794,623	2,954,979	1,532,713	(29,410)	(1,526,372)	--
Fidelity Advisor Series Growth & Income Fund	62,431,831	16,416,685	4,551,923	6,157,448	(18,915)	(5,700,139)	--
Fidelity Advisor Series Growth Opportunities Fund	23,131,051	3,685,629	3,612,709	--	184,974	6,115,484	29,504,429
Fidelity Advisor Series Opportunistic Insights Fund	32,751,801	8,132,560	2,378,126	2,940,841	3,433	(6,223,305)	--
Fidelity Advisor Series Small Cap Fund	17,635,097	2,775,555	1,274,847	--	(2,665)	1,057,935	20,191,075
Fidelity Advisor Series Stock Selector Large Cap Value Fund	41,106,481	10,891,588	2,948,553	3,870,324	(26,490)	(856,706)	--
Fidelity Series 100 Index Fund	17,322,149	--	18,596,135	--	5,457,697	(4,183,711)	--
Fidelity Series All-Sector Equity Fund	24,199,576	3,731,040	8,906,089	--	85,913	2,838,995	21,949,435
Fidelity Series Canada Fund	4,795,728	806,349	344,215	--	(1,243)	307,830	5,564,449
Fidelity Series Commodity Strategy Fund	11,380,188	3,563,579	814,815	775,141	(2,208)	(1,051,543)	13,075,201
Fidelity Series Emerging Markets Debt Fund	3,454,885	598,854	233,347	106,817	(11,520)	(183,570)	3,625,302
Fidelity Series Emerging Markets Fund	--	3,887,052	--	--	--	(4,273)	3,882,779
Fidelity Series Emerging Markets Opportunities Fund	49,716,265	16,743,332	6,489,655	--	(293,133)	(6,302,429)	53,374,380
Fidelity Series Floating Rate High Income Fund	1,232,572	239,988	97,233	35,120	(501)	2,056	1,376,882
Fidelity Series Government Money Market Fund 2.12%	8,792,437	8,986,486	9,110,766	74,905	--	--	8,668,157
Fidelity Series High Income Fund	7,612,274	1,281,935	837,192	228,848	(8,027)	73,457	8,122,447
Fidelity Series Inflation-Protected Bond Index Fund	4,372,056	1,075,001	3,595,642	6,866	(47,656)	68,599	1,872,358
Fidelity Series International Credit Fund	229,849	2,833	--	2,833	--	(2,312)	230,370
Fidelity Series International Growth Fund	48,270,376	11,939,972	3,483,903	--	(5,375)	810,087	57,531,157
Fidelity Series International Small Cap Fund	12,042,724	2,898,075	882,170	--	(15,086)	(482,426)	13,561,117
Fidelity Series International Value Fund	48,858,175	11,892,966	3,483,904	--	(109,509)	7,348	57,165,076
Fidelity Series Investment Grade Bond Fund	2,594,775	537,311	345,265	37,887	(3,555)	(27,138)	2,756,128
Fidelity Series Large Cap Stock Fund	--	483,771	3,981	--	9	6,985,778	76,043,116
Fidelity Series Large Cap Value Index Fund	6,806,286	1,090,274	501,342	--	(3,153)	512,400	7,904,465
Fidelity Series Long-Term Treasury Bond Index Fund	12,223,528	15,504,720	5,442,783	264,962	(161,226)	(528,121)	21,596,118
Fidelity Series Opportunistic Insights Fund	--	260,165	2,131	--	(162)	8,096,752	40,640,987
Fidelity Series Real Estate Equity Fund	4,170,084	90,949	4,430,923	21,233	(113,492)	283,382	--
Fidelity Series Real Estate Income Fund	2,352,341	494,540	182,786	109,384	(2,072)	15,768	2,677,791
Fidelity Series Short-Term Credit Fund	1,606,596	432,304	134,821	19,746	(1,016)	1,132	1,904,195
Fidelity Series Small Cap Opportunities Fund	21,522,309	5,397,564	1,566,865	1,984,601	9,196	592,851	25,955,055
Fidelity Series Stock Selector Large Cap Value Fund	--	506,297	13,197	--	(762)	(59,804)	48,598,854
Fidelity Series Value Discovery Fund	--	310,858	2,556	--	(52)	2,560,559	47,864,234
	$546,580,763	$149,126,794	$89,775,767	$18,169,669	$4,911,359	$8,520,152	$619,363,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$398,633	$--	$398,633	$--
Domestic Equity Funds	375,454,595	375,454,595	--	--
International Equity Funds	191,078,958	191,078,958	--	--
Bond Funds	42,257,396	42,257,396	--	--
Short-Term Funds	11,841,237	11,841,237	--	--
Total Investments in Securities:	$621,030,819	$620,632,186	$398,633	$--
Derivative Instruments:
Assets
Futures Contracts	$31,313	$31,313	$--	$--
Total Assets	$31,313	$31,313	$--	$--
Liabilities
Futures Contracts	$(3,095)	$(3,095)	$--	$--
Total Liabilities	$(3,095)	$(3,095)	$--	$--
Total Derivative Instruments:	$28,218	$28,218	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$31,313	$(3,095)
Total Equity Risk	31,313	(3,095)
Total Value of Derivatives	$31,313	$(3,095)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $398,663)	$398,633
Fidelity Central Funds (cost $1,268,885)	1,268,885
Other affiliated issuers (cost $552,305,752)	619,363,301
Total Investment in Securities (cost $553,973,300)		$621,030,819
Cash		43,463
Receivable for investments sold		7,134,844
Receivable for fund shares sold		1,967,107
Distributions receivable from Fidelity Central Funds		1,947
Total assets		630,178,180
Liabilities
Payable for investments purchased	$8,749,393
Payable for fund shares redeemed	337,048
Accrued management fee	378,482
Distribution and service plan fees payable	86,284
Payable for daily variation margin on futures contracts	23,432
Total liabilities		9,574,639
Net Assets		$620,603,541
Net Assets consist of:
Paid in capital		$535,690,935
Undistributed net investment income		1,493,957
Accumulated undistributed net realized gain (loss) on investments		16,332,912
Net unrealized appreciation (depreciation) on investments		67,085,737
Net Assets		$620,603,541
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($210,307,449 ÷ 15,539,155 shares)		$13.53
Maximum offering price per share (100/94.25 of $13.53)		$14.36
Class M:
Net Asset Value and redemption price per share ($81,488,450 ÷ 6,058,237 shares)		$13.45
Maximum offering price per share (100/96.50 of $13.45)		$13.94
Class C:
Net Asset Value and offering price per share ($11,503,687 ÷ 861,033 shares)(a)		$13.36
Class I:
Net Asset Value, offering price and redemption price per share ($308,853,712 ÷ 22,700,966 shares)		$13.61
Class Z6:
Net Asset Value, offering price and redemption price per share ($8,450,243 ÷ 620,759 shares)		$13.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,646,931
Interest		2,520
Income from Fidelity Central Funds		3,312
Total income		4,652,763
Expenses
Management fee	$2,192,734
Distribution and service plan fees	512,882
Independent trustees' fees and expenses	1,392
Total expenses before reductions	2,707,008
Expense reductions	(2)
Total expenses after reductions		2,707,006
Net investment income (loss)		1,945,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	2
Other affiliated issuers	4,911,359
Futures contracts	(217,834)
Capital gain distributions from underlying funds:
Affiliated issuers	13,522,738
Total net realized gain (loss)		18,216,265
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(30)
Affiliated issuers	8,520,152
Futures contracts	28,218
Total change in net unrealized appreciation (depreciation)		8,548,340
Net gain (loss)		26,764,605
Net increase (decrease) in net assets resulting from operations		$28,710,362

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,945,757	$4,172,517
Net realized gain (loss)	18,216,265	28,526,248
Change in net unrealized appreciation (depreciation)	8,548,340	24,677,049
Net increase (decrease) in net assets resulting from operations	28,710,362	57,375,814
Distributions to shareholders from net investment income	–	(5,050,072)
Distributions to shareholders from net realized gain	(20,742,895)	(11,461,480)
Total distributions	(20,742,895)	(16,511,552)
Share transactions - net increase (decrease)	66,477,792	102,640,679
Total increase (decrease) in net assets	74,445,259	143,504,941
Net Assets
Beginning of period	546,158,282	402,653,341
End of period	$620,603,541	$546,158,282
Other Information
Undistributed net investment income end of period	$1,493,957	$–
Distributions in excess of net investment income end of period	$–	$(451,800)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.37	$12.19	$11.02	$11.92	$11.71	$10.56
Income from Investment Operations
Net investment income (loss)A	.04	.11	.14	.15	.16	.12
Net realized and unrealized gain (loss)	.61	1.51	1.51	(.59)	.62	1.49
Total from investment operations	.65	1.62	1.65	(.44)	.78	1.61
Distributions from net investment income	–	(.13)	(.14)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.49)	(.32)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.49)	(.44)B	(.48)	(.46)C	(.57)	(.46)D
Net asset value, end of period	$13.53	$13.37	$12.19	$11.02	$11.92	$11.71
Total ReturnE,F,G	4.96%	13.40%	15.49%	(3.89)%	6.85%	15.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	.88%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%J	.88%	.25%	.25%	.25%	.25%
Expenses net of all reductions	1.00%J	.88%	.25%	.25%	.25%	.25%
Net investment income (loss)	.58%J	.81%	1.24%	1.31%	1.39%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$210,307	$209,824	$170,352	$130,309	$115,666	$81,217
Portfolio turnover rateI	30%J	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$12.14	$10.98	$11.88	$11.68	$10.55
Income from Investment Operations
Net investment income (loss)A	.02	.07	.11	.12	.13	.10
Net realized and unrealized gain (loss)	.61	1.52	1.51	(.59)	.62	1.47
Total from investment operations	.63	1.59	1.62	(.47)	.75	1.57
Distributions from net investment income	–	(.11)	(.12)	(.12)	(.13)	(.09)
Distributions from net realized gain	(.49)	(.31)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.49)	(.42)	(.46)	(.43)	(.55)	(.44)B
Net asset value, end of period	$13.45	$13.31	$12.14	$10.98	$11.88	$11.68
Total ReturnC,D,E	4.83%	13.15%	15.27%	(4.11)%	6.55%	15.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.14%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.14%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.25%H	1.14%	.50%	.50%	.50%	.50%
Net investment income (loss)	.33%H	.56%	.99%	1.06%	1.14%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$81,488	$73,101	$58,052	$41,956	$33,436	$19,134
Portfolio turnover rateG	30%H	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.11	$10.98	$11.88	$11.69	$10.57
Income from Investment Operations
Net investment income (loss)A	(.01)	.01	.06	.06	.08	.04
Net realized and unrealized gain (loss)	.60	1.51	1.49	(.58)	.61	1.47
Total from investment operations	.59	1.52	1.55	(.52)	.69	1.51
Distributions from net investment income	–	(.06)	(.08)	(.08)	(.09)	(.05)
Distributions from net realized gain	(.49)	(.31)	(.34)	(.30)	(.41)	(.35)
Total distributions	(.49)	(.37)	(.42)	(.38)	(.50)	(.39)B
Net asset value, end of period	$13.36	$13.26	$12.11	$10.98	$11.88	$11.69
Total ReturnC,D,E	4.55%	12.62%	14.62%	(4.53)%	6.01%	14.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.64%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.64%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%H	1.64%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.17)%H	.05%	.49%	.56%	.65%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$11,504	$10,685	$8,529	$5,671	$4,180	$2,491
Portfolio turnover rateG	30%H	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$12.24	$11.06	$11.96	$11.74	$10.59
Income from Investment Operations
Net investment income (loss)A	.06	.14	.17	.18	.19	.15
Net realized and unrealized gain (loss)	.61	1.53	1.51	(.60)	.63	1.48
Total from investment operations	.67	1.67	1.68	(.42)	.82	1.63
Distributions from net investment income	–	(.16)	(.16)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.49)	(.32)	(.34)	(.31)	(.42)	(.36)
Total distributions	(.49)	(.48)	(.50)	(.48)	(.60)	(.48)B
Net asset value, end of period	$13.61	$13.43	$12.24	$11.06	$11.96	$11.74
Total ReturnC,D	5.10%	13.74%	15.81%	(3.64)%	7.15%	15.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.64%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.64%	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.64%	-%	-%	-%	-%
Net investment income (loss)	.83%G	1.05%	1.49%	1.56%	1.64%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$308,854	$249,432	$165,720	$119,597	$87,769	$54,490
Portfolio turnover rateF	30%G	18%	24%	24%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B	.07	.47
Net realized and unrealized gain (loss)	.61	.69
Total from investment operations	.68	1.16
Distributions from net investment income	–	(.19)
Distributions from net realized gain	(.49)	(.18)
Total distributions	(.49)	(.37)
Net asset value, end of period	$13.61	$13.42
Total ReturnC,D	5.18%	9.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	1.08%G	4.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,450	$3,116
Portfolio turnover rateF	30%G	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Stock Fund	12.2
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	7.8
Fidelity Series Value Discovery Fund	7.7
Fidelity Advisor Series Equity Growth Fund	7.0
Fidelity Series Opportunistic Insights Fund	6.5
Fidelity Advisor Series Growth Opportunities Fund	4.8
Fidelity Series Small Cap Opportunities Fund	4.2
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.8%
Bond Funds	6.8%
Short-Term Funds	1.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.09% 11/23/18 to 11/29/18 (a)
(Cost $89,701)	90,000	89,695
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Advisor Series Equity Growth Fund (b)	586,688	$9,070,193
Fidelity Advisor Series Growth Opportunities Fund (b)	367,926	6,122,290
Fidelity Advisor Series Small Cap Fund (b)	334,785	4,208,247
Fidelity Series All-Sector Equity Fund (b)	335,985	4,572,761
Fidelity Series Commodity Strategy Fund (b)	541,488	2,707,439
Fidelity Series Large Cap Stock Fund (b)	990,361	15,776,445
Fidelity Series Large Cap Value Index Fund (b)	125,604	1,657,976
Fidelity Series Opportunistic Insights Fund (b)	424,641	8,429,122
Fidelity Series Small Cap Opportunities Fund (b)	366,518	5,384,152
Fidelity Series Stock Selector Large Cap Value Fund (b)	762,844	10,084,798
Fidelity Series Value Discovery Fund (b)	725,590	9,933,325
TOTAL DOMESTIC EQUITY FUNDS
(Cost $72,445,463)		77,946,748

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	106,877	1,155,342
Fidelity Series Emerging Markets Fund (b)	83,753	811,570
Fidelity Series Emerging Markets Opportunities Fund (b)	577,403	11,080,356
Fidelity Series International Growth Fund (b)	728,343	11,944,823
Fidelity Series International Small Cap Fund (b)	157,421	2,817,832
Fidelity Series International Value Fund (b)	1,128,233	11,869,008
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,314,098)		39,678,931

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	76,517	729,211
Fidelity Series Floating Rate High Income Fund (b)	31,843	303,142
Fidelity Series High Income Fund (b)	176,190	1,693,187
Fidelity Series Inflation-Protected Bond Index Fund (b)	40,034	388,729
Fidelity Series International Credit Fund (b)	3,119	30,657
Fidelity Series Investment Grade Bond Fund (b)	52,551	572,284
Fidelity Series Long-Term Treasury Bond Index Fund (b)	543,456	4,478,075
Fidelity Series Real Estate Income Fund (b)	53,004	571,381
TOTAL BOND FUNDS
(Cost $8,928,677)		8,766,666

Short-Term Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (c)	221,452	221,497
Fidelity Series Government Money Market Fund 2.12% (b)(d)	1,801,252	1,801,252
Fidelity Series Short-Term Credit Fund (b)	40,481	399,145
TOTAL SHORT-TERM FUNDS
(Cost $2,424,346)		2,421,894
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $121,202,285)		128,903,934
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(68,430)
NET ASSETS - 100%		$128,835,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec. 2018	$583,800	$113	$113
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	Dec. 2018	367,395	7,311	7,311
					7,424
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Dec. 2018	197,550	(202)	(202)
TOTAL FUTURES CONTRACTS					$7,222

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,695.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$564
Total	$564

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,288,635	$2,206,223	$446,808	$--	$2,256	$1,019,887	$9,070,193
Fidelity Advisor Series Equity Value Fund	7,280,061	2,863,215	506,547	315,375	(6,329)	30,552	--
Fidelity Advisor Series Growth & Income Fund	11,166,059	4,992,960	775,814	1,232,411	(8,249)	(462,261)	--
Fidelity Advisor Series Growth Opportunities Fund	4,124,065	1,448,488	656,216	--	11,431	1,194,522	6,122,290
Fidelity Advisor Series Opportunistic Insights Fund	5,834,760	2,587,956	411,083	604,806	(1,541)	(483,852)	--
Fidelity Advisor Series Small Cap Fund	3,146,914	1,083,172	218,027	--	128	196,060	4,208,247
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,352,294	3,217,852	506,995	790,396	(7,650)	80,511	--
Fidelity Series 100 Index Fund	3,048,825	--	3,273,763	--	568,572	(343,634)	--
Fidelity Series All-Sector Equity Fund	4,321,439	1,455,852	1,768,067	--	3,874	559,663	4,572,761
Fidelity Series Canada Fund	856,840	299,526	58,514	--	(418)	57,908	1,155,342
Fidelity Series Commodity Strategy Fund	2,033,402	1,021,578	135,360	158,317	(4,006)	(208,175)	2,707,439
Fidelity Series Emerging Markets Debt Fund	582,422	220,386	39,360	19,825	(2,307)	(31,930)	729,211
Fidelity Series Emerging Markets Fund	--	812,093	--	--	--	(523)	811,570
Fidelity Series Emerging Markets Opportunities Fund	8,861,174	4,576,915	1,107,121	--	(74,022)	(1,176,590)	11,080,356
Fidelity Series Floating Rate High Income Fund	232,073	87,089	16,401	7,171	(177)	558	303,142
Fidelity Series Government Money Market Fund 2.12%	1,561,672	2,198,795	1,959,215	14,278	--	--	1,801,252
Fidelity Series High Income Fund	1,351,010	457,047	127,616	44,166	(222)	12,968	1,693,187
Fidelity Series Inflation-Protected Bond Index Fund	790,717	312,709	718,437	1,334	(8,182)	11,922	388,729
Fidelity Series International Credit Fund	30,588	377	--	377	--	(308)	30,657
Fidelity Series International Growth Fund	8,611,222	3,764,896	586,906	--	(4,978)	160,589	11,944,823
Fidelity Series International Small Cap Fund	2,147,956	917,282	152,569	--	(4,760)	(90,077)	2,817,832
Fidelity Series International Value Fund	8,722,314	3,741,094	586,906	--	(27,911)	20,417	11,869,008
Fidelity Series Investment Grade Bond Fund	462,499	235,670	120,176	7,648	(1,540)	(4,169)	572,284
Fidelity Series Large Cap Stock Fund	--	196,365	--	--	--	667,385	15,776,445
Fidelity Series Large Cap Value Index Fund	1,220,452	423,676	85,217	--	(454)	99,519	1,657,976
Fidelity Series Long-Term Treasury Bond Index Fund	2,189,125	3,427,720	999,279	51,073	(29,790)	(109,701)	4,478,075
Fidelity Series Opportunistic Insights Fund	--	105,781	--	--	--	797,101	8,429,122
Fidelity Series Real Estate Equity Fund	730,473	46,531	807,279	3,914	(29,795)	60,070	--
Fidelity Series Real Estate Income Fund	427,825	172,507	30,831	22,262	(204)	2,084	571,381
Fidelity Series Short-Term Credit Fund	295,984	125,546	22,417	4,008	(160)	192	399,145
Fidelity Series Small Cap Opportunities Fund	3,829,440	1,744,809	270,161	405,740	1,079	78,985	5,384,152
Fidelity Series Stock Selector Large Cap Value Fund	--	248,981	1,449	--	(99)	(298,647)	10,084,798
Fidelity Series Value Discovery Fund	--	126,204	--	--	--	146,169	9,933,325
	$97,500,240	$45,119,295	$16,388,534	$3,683,101	$374,546	$1,987,195	$128,592,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$89,695	$--	$89,695	$--
Domestic Equity Funds	77,946,748	77,946,748	--	--
International Equity Funds	39,678,931	39,678,931	--	--
Bond Funds	8,766,666	8,766,666	--	--
Short-Term Funds	2,421,894	2,421,894	--	--
Total Investments in Securities:	$128,903,934	$128,814,239	$89,695	$--
Derivative Instruments:
Assets
Futures Contracts	$7,424	$7,424	$--	$--
Total Assets	$7,424	$7,424	$--	$--
Liabilities
Futures Contracts	$(202)	$(202)	$--	$--
Total Liabilities	$(202)	$(202)	$--	$--
Total Derivative Instruments:	$7,222	$7,222	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,424	$(202)
Total Equity Risk	7,424	(202)
Total Value of Derivatives	$7,424	$(202)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $89,701)	$89,695
Fidelity Central Funds (cost $221,497)	221,497
Other affiliated issuers (cost $120,891,087)	128,592,742
Total Investment in Securities (cost $121,202,285)		$128,903,934
Cash		32,588
Receivable for investments sold		1,427,979
Receivable for fund shares sold		580,468
Distributions receivable from Fidelity Central Funds		353
Total assets		130,945,322
Liabilities
Payable for investments purchased	$1,935,480
Payable for fund shares redeemed	72,883
Accrued management fee	77,565
Distribution and service plan fees payable	19,105
Payable for daily variation margin on futures contracts	4,785
Total liabilities		2,109,818
Net Assets		$128,835,504
Net Assets consist of:
Paid in capital		$118,073,601
Undistributed net investment income		312,168
Accumulated undistributed net realized gain (loss) on investments		2,740,864
Net unrealized appreciation (depreciation) on investments		7,708,871
Net Assets		$128,835,504
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($47,044,037 ÷ 3,896,952 shares)		$12.07
Maximum offering price per share (100/94.25 of $12.07)		$12.81
Class M:
Net Asset Value and redemption price per share ($16,676,187 ÷ 1,383,939 shares)		$12.05
Maximum offering price per share (100/96.50 of $12.05)		$12.49
Class C:
Net Asset Value and offering price per share ($3,385,937 ÷ 281,214 shares)(a)		$12.04
Class I:
Net Asset Value, offering price and redemption price per share ($59,972,753 ÷ 4,944,269 shares)		$12.13
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,756,590 ÷ 144,654 shares)		$12.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$930,564
Interest		490
Income from Fidelity Central Funds		564
Total income		931,618
Expenses
Management fee	$423,105
Distribution and service plan fees	103,973
Independent trustees' fees and expenses	258
Total expenses		527,336
Net investment income (loss)		404,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	374,546
Futures contracts	(28,440)
Capital gain distributions from underlying funds:
Affiliated issuers	2,752,537
Total net realized gain (loss)		3,098,643
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6)
Affiliated issuers	1,987,195
Futures contracts	7,222
Total change in net unrealized appreciation (depreciation)		1,994,411
Net gain (loss)		5,093,054
Net increase (decrease) in net assets resulting from operations		$5,497,336

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$404,282	$632,280
Net realized gain (loss)	3,098,643	4,117,080
Change in net unrealized appreciation (depreciation)	1,994,411	2,766,010
Net increase (decrease) in net assets resulting from operations	5,497,336	7,515,370
Distributions to shareholders from net investment income	–	(781,225)
Distributions to shareholders from net realized gain	(3,236,416)	(1,302,479)
Total distributions	(3,236,416)	(2,083,704)
Share transactions - net increase (decrease)	29,148,448	48,422,056
Total increase (decrease) in net assets	31,409,368	53,853,722
Net Assets
Beginning of period	97,426,136	43,572,414
End of period	$128,835,504	$97,426,136
Other Information
Undistributed net investment income end of period	$312,168	$–
Distributions in excess of net investment income end of period	$–	$(92,114)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.76	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.10	.13	.12	.15
Net realized and unrealized gain (loss)	.54	1.34	1.33	(.51)	.37
Total from investment operations	.58	1.44	1.46	(.39)	.52
Distributions from net investment income	–	(.11)	(.12)	(.11)	(.10)
Distributions from net realized gain	(.37)	(.23)	(.20)	(.22)	(.08)
Total distributions	(.37)	(.34)	(.32)	(.33)	(.18)
Net asset value, end of period	$12.07	$11.86	$10.76	$9.62	$10.34
Total ReturnC,D,E	4.95%	13.44%	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.91%	.25%	.25%	.25%H
Expenses net of fee waivers, if any	1.00%H	.91%	.25%	.25%	.25%H
Expenses net of all reductions	1.00%H	.91%	.25%	.25%	.25%H
Net investment income (loss)	.64%H	.84%	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$47,044	$37,880	$18,482	$9,058	$2,267
Portfolio turnover rateG	29%H	16%	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$10.77	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.07	.11	.10	.13
Net realized and unrealized gain (loss)	.55	1.33	1.33	(.51)	.38
Total from investment operations	.57	1.40	1.44	(.41)	.51
Distributions from net investment income	–	(.10)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.37)	(.22)	(.20)	(.21)	(.08)
Total distributions	(.37)	(.32)	(.30)	(.29)	(.18)C
Net asset value, end of period	$12.05	$11.85	$10.77	$9.63	$10.33
Total ReturnD,E,F	4.87%	13.04%	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.16%	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	1.25%I	1.16%	.50%	.50%	.51%I,J
Expenses net of all reductions	1.25%I	1.16%	.50%	.50%	.51%I,J
Net investment income (loss)	.39%I	.59%	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$16,676	$12,628	$5,719	$3,189	$2,062
Portfolio turnover rateH	29%I	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.81	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.01	.06	.05	.10
Net realized and unrealized gain (loss)	.55	1.34	1.33	(.51)	.38
Total from investment operations	.54	1.35	1.39	(.46)	.48
Distributions from net investment income	–	(.07)	(.06)	–	(.08)
Distributions from net realized gain	(.37)	(.22)	(.20)	(.17)	(.08)
Total distributions	(.37)	(.29)	(.26)	(.17)	(.17)C
Net asset value, end of period	$12.04	$11.87	$10.81	$9.68	$10.31
Total ReturnD,E,F	4.60%	12.53%	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.66%	1.00%	.99%J	1.02%I,J
Expenses net of fee waivers, if any	1.75%I	1.66%	1.00%	.99%J	1.02%I,J
Expenses net of all reductions	1.75%I	1.66%	1.00%	.99%J	1.02%I,J
Net investment income (loss)	(.11)%I	.09%	.55%	.55%	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,386	$2,604	$1,209	$1,292	$1,322
Portfolio turnover rateH	29%I	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.80	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13	.16	.15	.17
Net realized and unrealized gain (loss)	.55	1.33	1.33	(.50)	.37
Total from investment operations	.60	1.46	1.49	(.35)	.54
Distributions from net investment income	–	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.37)	(.23)	(.20)	(.23)	(.08)
Total distributions	(.37)	(.36)	(.34)C	(.35)	(.19)D
Net asset value, end of period	$12.13	$11.90	$10.80	$9.65	$10.35
Total ReturnE,F	5.11%	13.63%	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.66%	- %J	- %J	- %I,J
Expenses net of fee waivers, if any	.75%I	.66%	-%	-%	- %I
Expenses net of all reductions	.75%I	.66%	-%	-%	- %I
Net investment income (loss)	.89%I	1.09%	1.55%	1.54%	2.49%I
Supplemental Data
Net assets, end of period (000 omitted)	$59,973	$43,513	$18,162	$5,845	$399
Portfolio turnover rateH	29%I	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B	.07	.33
Net realized and unrealized gain (loss)	.54	.69
Total from investment operations	.61	1.02
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.37)	(.13)
Total distributions	(.37)	(.28)C
Net asset value, end of period	$12.14	$11.90
Total ReturnD,E	5.19%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%H,I
Expenses net of all reductions	.49%H	.50%H,I
Net investment income (loss)	1.14%H	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,757	$802
Portfolio turnover rateG	29%H	16%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.127 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$217,546,224	$12,693,876	$(3,328,002)	$9,365,874
Advisor Freedom 2005	174,696,002	15,371,237	(2,443,857)	12,927,380
Advisor Freedom 2010	408,526,262	47,426,523	(4,884,554)	42,541,969
Advisor Freedom 2015	930,053,617	144,973,140	(11,888,454)	133,084,686
Advisor Freedom 2020	2,124,994,731	361,101,254	(34,334,456)	326,766,798
Advisor Freedom 2025	2,556,407,055	470,031,565	(43,692,065)	426,339,500
Advisor Freedom 2030	2,542,150,551	543,512,062	(37,275,219)	506,236,843
Advisor Freedom 2035	1,990,909,385	487,530,271	(20,748,954)	466,781,317
Advisor Freedom 2040	1,808,464,369	457,994,813	(18,041,015)	439,953,798
Advisor Freedom 2045	1,176,720,994	262,756,329	(12,183,346)	250,572,983
Advisor Freedom 2050	962,959,480	207,052,309	(10,117,456)	196,934,853
Advisor Freedom 2055	556,050,807	71,525,873	(6,517,643)	65,008,230
Advisor Freedom 2060	121,617,270	9,016,654	(1,722,768)	7,293,886

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Underlying Fund shares, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Advisor Freedom Income	63,259,691	49,592,226
Advisor Freedom 2005	34,392,567	41,231,617
Advisor Freedom 2010	67,830,202	95,099,130
Advisor Freedom 2015	140,246,232	198,070,318
Advisor Freedom 2020	309,204,345	389,370,370
Advisor Freedom 2025	388,241,541	457,159,686
Advisor Freedom 2030	360,843,484	365,453,198
Advisor Freedom 2035	338,587,508	340,149,487
Advisor Freedom 2040	306,187,656	298,072,814
Advisor Freedom 2045	212,639,162	180,413,831
Advisor Freedom 2050	189,310,651	150,003,425
Advisor Freedom 2055	149,126,794	89,775,767
Advisor Freedom 2060	45,119,295	16,388,534

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.482%	.428%
Fidelity Advisor Freedom 2010 Fund	.525%	.461%
Fidelity Advisor Freedom 2015 Fund	.567%	.496%
Fidelity Advisor Freedom 2020 Fund	.610%	.531%
Fidelity Advisor Freedom 2025 Fund	.652%	.566%
Fidelity Advisor Freedom 2030 Fund	.695%	.601%
Fidelity Advisor Freedom 2035 Fund	.737%	.636%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.373%
Fidelity Advisor Freedom 2010 Fund	.392%
Fidelity Advisor Freedom 2015 Fund	.412%
Fidelity Advisor Freedom 2020 Fund	.431%
Fidelity Advisor Freedom 2025 Fund	.450%
Fidelity Advisor Freedom 2030 Fund	.470%
Fidelity Advisor Freedom 2035 Fund	.489%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service plan fees, compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$92,936	$2,036
Class M	.25%	.25%	95,674	–
Class C	.75%	.25%	65,736	4,317
			$254,346	$6,353
Advisor Freedom 2005
Class A	-%	.25%	$121,736	$3,067
Class M	.25%	.25%	63,534	116
Class C	.75%	.25%	28,957	794
			$214,227	$3,977
Advisor Freedom 2010
Class A	-%	.25%	$270,934	$8,345
Class M	.25%	.25%	189,410	4,354
Class C	.75%	.25%	125,811	–
			$586,155	$12,699
Advisor Freedom 2015
Class A	-%	.25%	$666,214	$15,612
Class M	.25%	.25%	410,540	931
Class C	.75%	.25%	270,372	2,694
			$1,347,126	$19,237
Advisor Freedom 2020
Class A	-%	.25%	$1,442,192	$31,218
Class M	.25%	.25%	930,756	2,149
Class C	.75%	.25%	493,700	36,481
			$2,866,648	$69,848
Advisor Freedom 2025
Class A	-%	.25%	$1,753,532	$48,612
Class M	.25%	.25%	1,085,076	3,237
Class C	.75%	.25%	486,584	46,012
			$3,325,192	$97,861
Advisor Freedom 2030
Class A	-%	.25%	$1,700,779	$34,744
Class M	.25%	.25%	1,152,156	1,939
Class C	.75%	.25%	487,787	49,263
			$3,340,722	$85,946
Advisor Freedom 2035
Class A	-%	.25%	$1,354,313	$31,398
Class M	.25%	.25%	921,192	4,709
Class C	.75%	.25%	333,372	35,655
			$2,608,877	$71,762
Advisor Freedom 2040
Class A	-%	.25%	$1,183,873	$26,801
Class M	.25%	.25%	878,106	763
Class C	.75%	.25%	421,955	34,877
			$2,483,934	$62,441
Advisor Freedom 2045
Class A	-%	.25%	$713,037	$17,244
Class M	.25%	.25%	528,795	3,924
Class C	.75%	.25%	157,687	23,971
			$1,399,519	$45,139
Advisor Freedom 2050
Class A	-%	.25%	$527,349	$7,795
Class M	.25%	.25%	429,854	2,179
Class C	.75%	.25%	168,257	25,667
			$1,125,460	$35,641
Advisor Freedom 2055
Class A	-%	.25%	$263,653	$4,137
Class M	.25%	.25%	193,044	163
Class C	.75%	.25%	56,185	11,590
			$512,882	$15,890
Advisor Freedom 2060
Class A	-%	.25%	$52,834	$27,374
Class M	.25%	.25%	36,616	22
Class C	.75%	.25%	14,523	7,314
			$103,973	$34,710

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$6,948
Class M	528
Class C(a)	901
$8,377
Advisor Freedom 2005
Class A	$1,569
Class M	446
Class C(a)	268
$2,283
Advisor Freedom 2010
Class A	$2,755
Class M	738
Class C(a)	396
$3,889
Advisor Freedom 2015
Class A	$9,530
Class M	3,344
Class C(a)	902
$13,776
Advisor Freedom 2020
Class A	$23,113
Class M	8,535
Class C(a)	2,865
$34,513
Advisor Freedom 2025
Class A	$31,911
Class M	16,304
Class C(a)	3,568
$51,783
Advisor Freedom 2030
Class A	$41,912
Class M	15,037
Class C(a)	5,366
$62,315
Advisor Freedom 2035
Class A	$32,966
Class M	14,253
Class C(a)	7,666
$54,885
Advisor Freedom 2040
Class A	$40,641
Class M	12,199
Class C(a)	3,372
$56,212
Advisor Freedom 2045
Class A	$29,981
Class M	8,409
Class C(a)	2,210
$40,600
Advisor Freedom 2050
Class A	$31,588
Class M	6,851
Class C(a)	2,726
$41,165
Advisor Freedom 2055
Class A	$16,257
Class M	5,000
Class C(a)	1,702
$22,959
Advisor Freedom 2060
Class A	$5,852
Class M	1,005
Class C(a)	597
$7,454

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Series Equity Value Fund ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Advisor Series Growth & Income Fund which is an affiliated investment company managed by FMR.

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$1,835,460	$263,976
Advisor Freedom 2005	2,600,106	473,487
Advisor Freedom 2010	8,110,167	1,996,669
Advisor Freedom 2015	23,603,334	4,562,791
Advisor Freedom 2020	57,172,267	5,489,085
Advisor Freedom 2025	73,263,952	6,487,561
Advisor Freedom 2030	87,711,735	7,386,714
Advisor Freedom 2035	79,733,333	5,964,782
Advisor Freedom 2040	74,045,368	5,798,888
Advisor Freedom 2045	44,156,583	3,196,466
Advisor Freedom 2050	34,515,108	2,535,731
Advisor Freedom 2055	15,452,315	540,986
Advisor Freedom 2060	1,885,573	23,858

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Advisor Freedom Income	$40
Advisor Freedom 2005	32
Advisor Freedom 2010	35
Advisor Freedom 2015	37
Advisor Freedom 2020	39
Advisor Freedom 2025	48
Advisor Freedom 2030	55
Advisor Freedom 2035	5
Advisor Freedom 2040	1
Advisor Freedom 2045	-
Advisor Freedom 2050	2
Advisor Freedom 2055	2
Advisor Freedom 2060	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018(a)
Advisor Freedom Income
From net investment income
Class A	$423,372	$1,099,143
Class M	168,162	434,009
Class C	25,475	84,788
Class I	620,590	1,334,162
Class Z6	87,524	14,910
Total	$1,325,123	$2,967,012
From net realized gain
Class A	$1,083,510	$1,878,730
Class M	556,845	905,373
Class C	194,302	326,433
Class I	1,221,176	1,957,623
Class Z6	92,326	19,793
Total	$3,148,159	$5,087,952
Advisor Freedom 2005
From net investment income
Class A	$192,361	$1,499,668
Class M	32,014	314,597
Class C	1,456	29,260
Class I	154,860	965,073
Class Z6	4,936	3,311
Total	$385,627	$2,811,909
From net realized gain
Class A	$2,492,331	$4,027,753
Class M	636,019	991,902
Class C	144,594	192,899
Class I	1,488,653	2,120,987
Class Z6	38,707	5,395
Total	$4,800,304	$7,338,936
Advisor Freedom 2010
From net investment income
Class A	$289,119	$3,281,846
Class M	49,134	928,807
Class C	–	171,747
Class I	275,688	2,274,695
Class Z6	12,723	5,012
Total	$626,664	$6,662,107
From net realized gain
Class A	$6,685,870	$12,108,352
Class M	2,272,428	4,030,464
Class C	755,232	1,392,028
Class I	4,080,167	6,664,800
Class Z6	142,657	10,693
Total	$13,936,354	$24,206,337
Advisor Freedom 2015
From net investment income
Class A	$430,803	$7,973,130
Class M	26,211	1,948,902
Class C	–	332,783
Class I	479,046	5,348,653
Class Z6	30,029	43,354
Total	$966,089	$15,646,822
From net realized gain
Class A	$19,773,366	$32,654,337
Class M	6,015,445	9,539,452
Class C	1,933,936	3,208,781
Class I	11,570,107	17,671,857
Class Z6	492,263	97,031
Total	$39,785,117	$63,171,458
Advisor Freedom 2020
From net investment income
Class A	$343,382	$16,243,820
Class M	–	4,166,252
Class C	–	631,334
Class I	757,966	12,480,682
Class Z6	67,878	54,384
Total	$1,169,226	$33,576,472
From net realized gain
Class A	$41,713,997	$56,102,883
Class M	13,057,503	17,427,080
Class C	3,333,696	4,617,388
Class I	28,332,284	34,710,233
Class Z6	1,268,800	98,749
Total	$87,706,280	$112,956,333
Advisor Freedom 2025
From net investment income
Class A	$–	$18,093,765
Class M	–	4,378,723
Class C	–	563,682
Class I	148,305	14,900,347
Class Z6	36,352	64,554
Total	$184,657	$38,001,071
From net realized gain
Class A	$49,671,068	$58,214,610
Class M	14,872,667	17,087,190
Class C	3,319,289	3,945,982
Class I	36,429,132	37,833,645
Class Z6	1,192,336	103,988
Total	$105,484,492	$117,185,415
Advisor Freedom 2030
From net investment income
Class A	$–	$14,665,530
Class M	–	3,839,299
Class C	–	484,808
Class I	–	13,363,681
Class Z6	–	76,802
Total	$–	$32,430,120
From net realized gain
Class A	$54,443,227	$61,142,849
Class M	17,958,623	19,943,569
Class C	3,791,454	4,240,085
Class I	42,674,754	42,210,713
Class Z6	1,574,692	141,530
Total	$120,442,750	$127,678,746
Advisor Freedom 2035
From net investment income
Class A	$–	$10,040,682
Class M	–	2,832,544
Class C	–	299,727
Class I	–	9,653,819
Class Z6	–	41,993
Total	$–	$22,868,765
From net realized gain
Class A	$46,028,719	$46,063,469
Class M	15,636,386	14,617,860
Class C	2,884,159	2,740,366
Class I	37,198,863	33,253,804
Class Z6	1,154,345	73,488
Total	$102,902,472	$96,748,987
Advisor Freedom 2040
From net investment income
Class A	$–	$8,881,190
Class M	–	2,655,243
Class C	–	390,961
Class I	–	8,816,392
Class Z6	–	35,650
Total	$–	$20,779,436
From net realized gain
Class A	$40,182,941	$40,808,993
Class M	14,775,205	14,342,170
Class C	3,650,217	3,641,921
Class I	33,884,549	31,372,523
Class Z6	1,047,628	64,140
Total	$93,540,540	$90,229,747
Advisor Freedom 2045
From net investment income
Class A	$–	$5,219,007
Class M	–	1,576,055
Class C	–	129,725
Class I	–	5,947,360
Class Z6	–	27,145
Total	$–	$12,899,292
From net realized gain
Class A	$23,066,720	$20,301,003
Class M	8,519,585	7,111,464
Class C	1,280,087	1,051,413
Class I	22,361,223	17,635,957
Class Z6	746,178	38,908
Total	$55,973,793	$46,138,745
Advisor Freedom 2050
From net investment income
Class A	$–	$3,857,081
Class M	–	1,283,517
Class C	–	145,803
Class I	–	4,942,896
Class Z6	–	22,378
Total	$–	$10,251,675
From net realized gain
Class A	$16,599,749	$13,859,582
Class M	6,720,507	5,314,395
Class C	1,333,297	1,032,638
Class I	18,744,933	13,916,045
Class Z6	504,465	30,737
Total	$43,902,951	$34,153,397
Advisor Freedom 2055
From net investment income
Class A	$–	$1,844,591
Class M	–	555,719
Class C	–	45,985
Class I	–	2,580,264
Class Z6	–	23,513
Total	$–	$5,050,072
From net realized gain
Class A	$7,394,439	$4,611,171
Class M	2,760,331	1,578,617
Class C	408,582	232,494
Class I	9,950,581	5,016,561
Class Z6	228,962	22,637
Total	$20,742,895	$11,461,480
Advisor Freedom 2060
From net investment income
Class A	$–	$303,602
Class M	–	87,416
Class C	–	11,911
Class I	–	372,369
Class Z6	–	5,927
Total	$–	$781,225
From net realized gain
Class A	$1,198,775	$536,013
Class M	420,164	172,103
Class C	83,471	34,235
Class I	1,487,383	555,272
Class Z6	46,623	4,856
Total	$3,236,416	$1,302,479
 (a) Distributions for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018 .

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018	Year ended March 31, 2018 (a)	Six months ended September 30, 2018	Year endedMarch 31, 2018(a)
Advisor Freedom Income
Class A
Shares sold	996,835	1,561,114	$10,859,784	$17,372,724
Reinvestment of distributions	136,668	267,313	1,480,997	2,956,413
Shares redeemed	(1,515,915)	(2,954,671)	(16,513,977)	(32,858,285)
Net increase (decrease)	(382,412)	(1,126,244)	$(4,173,196)	$(12,529,148)
Class M
Shares sold	338,494	1,231,544	$3,687,532	$13,671,270
Reinvestment of distributions	65,936	119,232	713,657	1,317,819
Shares redeemed	(418,695)	(1,400,766)	(4,556,059)	(15,542,444)
Net increase (decrease)	(14,265)	(49,990)	$(154,870)	$(553,355)
Class C
Shares sold	60,295	273,309	$655,111	$3,025,706
Reinvestment of distributions	19,254	33,546	207,871	370,253
Shares redeemed	(168,288)	(379,554)	(1,827,961)	(4,206,642)
Net increase (decrease)	(88,739)	(72,699)	$(964,979)	$(810,683)
Class I
Shares sold	1,760,317	2,536,795	$19,232,847	$28,278,478
Reinvestment of distributions	167,416	293,632	1,819,876	3,259,663
Shares redeemed	(1,311,227)	(2,708,353)	(14,316,892)	(30,196,704)
Net increase (decrease)	616,506	122,074	$6,735,831	$1,341,437
Class Z6
Shares sold	1,435,123	206,804	$15,663,682	$2,315,726
Reinvestment of distributions	16,553	3,119	179,850	34,703
Shares redeemed	(130,333)	(56,618)	(1,420,161)	(629,544)
Net increase (decrease)	1,321,343	153,305	$14,423,371	$1,720,885
Advisor Freedom 2005
Class A
Shares sold	619,381	1,335,163	$7,312,002	$16,124,405
Reinvestment of distributions	224,250	452,684	2,619,237	5,409,480
Shares redeemed	(1,444,052)	(3,307,757)	(16,990,243)	(40,042,858)
Net increase (decrease)	(600,421)	(1,519,910)	$(7,059,004)	$(18,508,973)
Class M
Shares sold	151,500	594,769	$1,781,908	$7,157,573
Reinvestment of distributions	57,123	108,652	666,621	1,298,447
Shares redeemed	(226,431)	(833,574)	(2,663,126)	(10,035,595)
Net increase (decrease)	(17,808)	(130,153)	$(214,597)	$(1,579,575)
Class C
Shares sold	10,732	112,314	$126,233	$1,348,518
Reinvestment of distributions	12,248	17,487	142,930	209,035
Shares redeemed	(25,275)	(113,001)	(297,964)	(1,365,341)
Net increase (decrease)	(2,295)	16,800	$(28,801)	$192,212
Class I
Shares sold	837,759	1,578,344	$9,916,811	$19,235,581
Reinvestment of distributions	139,245	255,470	1,637,523	3,073,797
Shares redeemed	(703,631)	(1,832,308)	(8,323,173)	(22,354,226)
Net increase (decrease)	273,373	1,506	$3,231,161	$(44,848)
Class Z6
Shares sold	34,344	122,579	$406,387	$1,494,714
Reinvestment of distributions	3,717	722	43,643	8,706
Shares redeemed	(19,048)	(5,951)	(225,165)	(71,881)
Net increase (decrease)	19,013	117,350	$224,865	$1,431,539
Advisor Freedom 2010
Class A
Shares sold	931,903	3,564,998	$11,418,305	$44,943,820
Reinvestment of distributions	567,867	1,224,022	6,899,587	15,229,168
Shares redeemed	(3,161,825)	(7,574,224)	(38,667,927)	(95,614,997)
Net increase (decrease)	(1,662,055)	(2,785,204)	$(20,350,035)	$(35,442,009)
Class M
Shares sold	399,815	1,361,175	$4,869,856	$17,164,227
Reinvestment of distributions	191,054	398,510	2,313,669	4,940,676
Shares redeemed	(712,121)	(2,349,250)	(8,691,799)	(29,490,893)
Net increase (decrease)	(121,252)	(589,565)	$(1,508,274)	$(7,385,990)
Class C
Shares sold	32,114	116,566	$388,639	$1,455,262
Reinvestment of distributions	61,598	120,905	741,019	1,491,052
Shares redeemed	(254,529)	(499,934)	(3,084,191)	(6,234,706)
Net increase (decrease)	(160,817)	(262,463)	$(1,954,533)	$(3,288,392)
Class I
Shares sold	1,349,440	3,628,003	$16,570,718	$46,034,277
Reinvestment of distributions	349,791	704,786	4,267,451	8,802,985
Shares redeemed	(1,292,673)	(3,930,369)	(15,902,986)	(49,731,898)
Net increase (decrease)	406,558	402,420	$4,935,183	$5,105,364
Class Z6
Shares sold	106,088	425,699	$1,307,738	$5,402,891
Reinvestment of distributions	12,747	1,253	155,380	15,705
Shares redeemed	(95,769)	(46,433)	(1,182,705)	(583,499)
Net increase (decrease)	23,066	380,519	$280,413	$4,835,097
Advisor Freedom 2015
Class A
Shares sold	2,125,583	6,359,677	$26,370,386	$81,015,805
Reinvestment of distributions	1,633,203	3,202,904	20,039,405	40,291,135
Shares redeemed	(6,181,255)	(18,372,028)	(76,502,045)	(233,983,987)
Net increase (decrease)	(2,422,469)	(8,809,447)	$(30,092,254)	$(112,677,047)
Class M
Shares sold	874,111	2,736,122	$10,796,661	$34,744,143
Reinvestment of distributions	490,432	907,945	6,007,786	11,406,069
Shares redeemed	(1,602,424)	(4,687,987)	(19,798,178)	(59,601,397)
Net increase (decrease)	(237,881)	(1,043,920)	$(2,993,731)	$(13,451,185)
Class C
Shares sold	177,394	430,509	$2,171,246	$5,422,977
Reinvestment of distributions	157,787	276,036	1,920,259	3,447,300
Shares redeemed	(397,366)	(1,295,042)	(4,873,446)	(16,430,837)
Net increase (decrease)	(62,185)	(588,497)	$(781,941)	$(7,560,560)
Class I
Shares sold	2,551,840	8,187,613	$31,803,684	$105,325,150
Reinvestment of distributions	960,336	1,790,662	11,879,368	22,716,014
Shares redeemed	(3,500,071)	(9,768,474)	(43,717,096)	(125,622,049)
Net increase (decrease)	12,105	209,801	$(34,044)	$2,419,115
Class Z6
Shares sold	222,505	1,089,010	$2,778,094	$14,093,662
Reinvestment of distributions	42,124	11,019	520,233	140,385
Shares redeemed	(204,441)	(81,911)	(2,549,770)	(1,049,457)
Net increase (decrease)	60,188	1,018,118	$748,557	$13,184,590
Advisor Freedom 2020
Class A
Shares sold	5,757,426	15,638,670	$77,974,056	$215,678,977
Reinvestment of distributions	3,104,795	5,240,623	41,666,350	71,580,589
Shares redeemed	(13,782,495)	(32,501,753)	(186,221,150)	(448,248,436)
Net increase (decrease)	(4,920,274)	(11,622,460)	$(66,580,744)	$(160,988,870)
Class M
Shares sold	2,252,794	5,929,123	$30,484,330	$81,613,945
Reinvestment of distributions	964,675	1,564,174	12,945,948	21,368,634
Shares redeemed	(3,499,342)	(9,968,053)	(47,335,011)	(137,166,621)
Net increase (decrease)	(281,873)	(2,474,756)	$(3,904,733)	$(34,184,042)
Class C
Shares sold	392,761	948,078	$5,273,161	$12,932,083
Reinvestment of distributions	246,491	375,317	3,283,259	5,093,860
Shares redeemed	(633,452)	(1,720,609)	(8,506,351)	(23,548,361)
Net increase (decrease)	5,800	(397,214)	$50,069	$(5,522,418)
Class I
Shares sold	7,749,708	18,997,484	$105,514,474	$264,269,563
Reinvestment of distributions	2,116,930	3,388,242	28,642,068	46,653,405
Shares redeemed	(7,542,493)	(19,661,892)	(102,892,785)	(273,240,745)
Net increase (decrease)	2,324,145	2,723,834	$31,263,757	$37,682,223
Class Z6
Shares sold	1,008,219	2,198,548	$13,779,911	$31,162,379
Reinvestment of distributions	99,013	11,033	1,336,679	153,133
Shares redeemed	(537,840)	(99,389)	(7,248,092)	(1,386,209)
Net increase (decrease)	569,392	2,110,192	$7,868,498	$29,929,303
Advisor Freedom 2025
Class A
Shares sold	7,727,707	21,155,632	$105,082,687	$291,258,604
Reinvestment of distributions	3,666,825	5,553,494	49,465,488	75,773,123
Shares redeemed	(15,563,912)	(36,469,562)	(211,387,330)	(500,742,895)
Net increase (decrease)	(4,169,380)	(9,760,436)	$(56,839,155)	$(133,711,168)
Class M
Shares sold	2,761,700	7,381,740	$37,640,089	$101,335,661
Reinvestment of distributions	1,089,369	1,551,203	14,717,379	21,218,934
Shares redeemed	(3,729,447)	(9,297,407)	(50,776,113)	(127,887,305)
Net increase (decrease)	121,622	(364,464)	$1,581,355	$(5,332,710)
Class C
Shares sold	374,310	1,054,413	$5,014,018	$14,230,748
Reinvestment of distributions	246,159	326,578	3,271,448	4,400,480
Shares redeemed	(681,904)	(1,717,786)	(9,127,365)	(23,308,720)
Net increase (decrease)	(61,435)	(336,795)	$(841,899)	$(4,677,492)
Class I
Shares sold	9,891,281	25,378,468	$135,551,153	$351,808,654
Reinvestment of distributions	2,638,201	3,774,323	35,879,552	51,976,785
Shares redeemed	(10,401,600)	(21,969,142)	(142,757,344)	(304,482,920)
Net increase (decrease)	2,127,882	7,183,649	$28,673,361	$99,302,519
Class Z6
Shares sold	1,306,665	1,889,983	$17,972,239	$26,814,303
Reinvestment of distributions	90,478	12,099	1,228,688	168,542
Shares redeemed	(595,690)	(102,569)	(8,074,201)	(1,434,592)
Net increase (decrease)	801,453	1,799,513	$11,126,726	$25,548,253
Advisor Freedom 2030
Class A
Shares sold	7,312,686	18,673,471	$108,244,266	$278,431,607
Reinvestment of distributions	3,688,448	5,074,757	54,109,564	75,068,077
Shares redeemed	(12,829,139)	(31,998,170)	(189,677,578)	(475,713,945)
Net increase (decrease)	(1,828,005)	(8,249,942)	$(27,323,748)	$(122,214,261)
Class M
Shares sold	2,940,850	6,811,790	$43,327,842	$100,640,388
Reinvestment of distributions	1,216,232	1,596,336	17,757,001	23,510,770
Shares redeemed	(3,249,829)	(9,448,868)	(47,850,527)	(139,471,738)
Net increase (decrease)	907,253	(1,040,742)	$13,234,316	$(15,320,580)
Class C
Shares sold	475,900	964,743	$6,914,339	$14,139,943
Reinvestment of distributions	260,314	315,301	3,753,725	4,593,826
Shares redeemed	(506,080)	(1,529,804)	(7,365,341)	(22,415,105)
Net increase (decrease)	230,134	(249,760)	$3,302,723	$(3,681,336)
Class I
Shares sold	9,897,405	24,584,566	$147,134,579	$367,677,762
Reinvestment of distributions	2,819,129	3,663,231	41,582,158	54,563,348
Shares redeemed	(9,380,308)	(20,246,824)	(139,734,381)	(302,278,371)
Net increase (decrease)	3,336,226	8,000,973	$48,982,356	$119,962,739
Class Z6
Shares sold	1,393,458	1,841,365	$20,792,658	$28,526,620
Reinvestment of distributions	106,976	14,449	1,574,692	218,332
Shares redeemed	(241,551)	(68,960)	(3,597,470)	(1,049,203)
Net increase (decrease)	1,258,883	1,786,854	$18,769,880	$27,695,749
Advisor Freedom 2035
Class A
Shares sold	6,617,634	16,076,305	$96,202,015	$233,388,018
Reinvestment of distributions	3,183,186	3,857,946	45,837,907	55,595,824
Shares redeemed	(10,509,089)	(28,095,944)	(152,546,370)	(406,790,784)
Net increase (decrease)	(708,269)	(8,161,693)	$(10,506,448)	$(117,806,942)
Class M
Shares sold	2,701,510	6,398,268	$38,940,620	$91,831,716
Reinvestment of distributions	1,087,369	1,206,444	15,516,791	17,272,407
Shares redeemed	(3,027,363)	(7,462,512)	(43,588,981)	(106,846,943)
Net increase (decrease)	761,516	142,200	$10,868,430	$2,257,180
Class C
Shares sold	302,357	693,842	$4,282,581	$9,794,664
Reinvestment of distributions	203,626	212,457	2,852,804	2,989,811
Shares redeemed	(346,677)	(945,420)	(4,890,074)	(13,367,741)
Net increase (decrease)	159,306	(39,121)	$2,245,311	$(583,266)
Class I
Shares sold	8,876,110	21,843,836	$129,750,617	$318,376,949
Reinvestment of distributions	2,493,002	2,892,062	36,173,457	42,049,701
Shares redeemed	(9,167,571)	(16,207,972)	(134,377,707)	(235,522,368)
Net increase (decrease)	2,201,541	8,527,926	$31,546,367	$124,904,282
Class Z6
Shares sold	1,119,601	1,087,189	$16,435,157	$16,548,830
Reinvestment of distributions	79,580	7,787	1,153,912	115,481
Shares redeemed	(133,843)	(24,549)	(1,964,892)	(369,912)
Net increase (decrease)	1,065,338	1,070,427	$15,624,177	$16,294,399
Advisor Freedom 2040
Class A
Shares sold	5,291,321	13,534,093	$82,421,615	$210,888,429
Reinvestment of distributions	2,591,702	3,189,871	39,989,970	49,256,170
Shares redeemed	(8,620,917)	(22,500,034)	(134,165,834)	(348,416,945)
Net increase (decrease)	(737,894)	(5,776,070)	$(11,754,249)	$(88,272,346)
Class M
Shares sold	2,264,833	5,361,973	$35,114,373	$82,647,592
Reinvestment of distributions	954,523	1,095,300	14,651,940	16,854,754
Shares redeemed	(2,369,247)	(6,875,453)	(36,711,065)	(106,016,831)
Net increase (decrease)	850,109	(418,180)	$13,055,248	$(6,514,485)
Class C
Shares sold	318,813	663,291	$4,842,094	$10,055,292
Reinvestment of distributions	241,780	263,236	3,636,371	3,975,590
Shares redeemed	(473,956)	(987,718)	(7,211,474)	(15,051,497)
Net increase (decrease)	86,637	(61,191)	$1,266,991	$(1,020,615)
Class I
Shares sold	7,283,415	18,668,939	$114,098,178	$291,013,150
Reinvestment of distributions	2,127,525	2,537,951	33,040,481	39,478,312
Shares redeemed	(7,343,745)	(15,449,375)	(115,187,547)	(239,687,652)
Net increase (decrease)	2,067,195	5,757,515	$31,951,112	$90,803,810
Class Z6
Shares sold	1,237,560	794,020	$19,344,195	$12,962,617
Reinvestment of distributions	67,539	6,296	1,047,531	99,790
Shares redeemed	(122,933)	(47,766)	(1,942,739)	(764,460)
Net increase (decrease)	1,182,166	752,550	$18,448,987	$12,297,947
Advisor Freedom 2045
Class A
Shares sold	5,540,787	13,727,303	$67,280,091	$165,419,383
Reinvestment of distributions	1,916,259	2,111,307	23,052,622	25,306,735
Shares redeemed	(7,501,670)	(18,819,577)	(91,007,898)	(226,166,494)
Net increase (decrease)	(44,624)	(2,980,967)	$(675,185)	$(35,440,376)
Class M
Shares sold	2,216,052	5,337,435	$26,687,806	$63,538,185
Reinvestment of distributions	710,078	725,117	8,471,240	8,629,046
Shares redeemed	(2,235,640)	(5,588,094)	(26,920,363)	(66,670,324)
Net increase (decrease)	690,490	474,458	$8,238,683	$5,496,907
Class C
Shares sold	235,030	538,892	$2,794,542	$6,337,359
Reinvestment of distributions	108,295	100,141	1,275,718	1,176,826
Shares redeemed	(213,850)	(569,666)	(2,547,234)	(6,680,355)
Net increase (decrease)	129,475	69,367	$1,523,026	$833,830
Class I
Shares sold	7,637,522	18,230,130	$93,291,481	$220,391,466
Reinvestment of distributions	1,788,223	1,909,984	21,655,388	23,065,247
Shares redeemed	(6,515,473)	(13,073,999)	(79,729,403)	(157,647,342)
Net increase (decrease)	2,910,272	7,066,115	$35,217,466	$85,809,371
Class Z6
Shares sold	1,149,345	773,539	$14,051,844	$9,848,378
Reinvestment of distributions	61,617	5,348	746,178	66,053
Shares redeemed	(158,151)	(36,784)	(1,935,283)	(463,616)
Net increase (decrease)	1,052,811	742,103	$12,862,739	$9,450,815
Advisor Freedom 2050
Class A
Shares sold	5,073,711	11,534,676	$61,462,990	$138,373,199
Reinvestment of distributions	1,380,223	1,468,363	16,576,501	17,545,962
Shares redeemed	(6,609,335)	(14,017,700)	(80,032,798)	(167,648,735)
Net increase (decrease)	(155,401)	(1,014,661)	$(1,993,307)	$(11,729,574)
Class M
Shares sold	2,062,217	4,567,158	$24,835,580	$54,283,581
Reinvestment of distributions	556,145	548,964	6,640,384	6,528,163
Shares redeemed	(1,850,058)	(4,589,984)	(22,258,225)	(54,563,744)
Net increase (decrease)	768,304	526,138	$9,217,739	$6,248,000
Class C
Shares sold	227,524	549,763	$2,706,833	$6,479,431
Reinvestment of distributions	112,829	99,910	1,331,387	1,175,213
Shares redeemed	(217,352)	(472,463)	(2,579,111)	(5,565,541)
Net increase (decrease)	123,001	177,210	$1,459,109	$2,089,103
Class I
Shares sold	7,551,921	15,917,116	$92,061,405	$191,830,629
Reinvestment of distributions	1,504,665	1,535,401	18,191,406	18,474,731
Shares redeemed	(5,773,584)	(11,055,908)	(70,455,685)	(132,614,886)
Net increase (decrease)	3,283,002	6,396,609	$39,797,126	$77,690,474
Class Z6
Shares sold	844,980	472,741	$10,268,898	$5,954,232
Reinvestment of distributions	41,760	4,315	504,465	53,115
Shares redeemed	(101,432)	(34,945)	(1,238,521)	(435,038)
Net increase (decrease)	785,308	442,111	$9,534,842	$5,572,309
Advisor Freedom 2055
Class A
Shares sold	3,573,122	7,389,570	$47,678,222	$97,025,975
Reinvestment of distributions	558,186	464,392	7,390,389	6,094,883
Shares redeemed	(4,280,792)	(6,137,615)	(57,286,182)	(80,819,354)
Net increase (decrease)	(149,484)	1,716,347	$(2,217,571)	$22,301,504
Class M
Shares sold	1,173,618	2,572,643	$15,592,036	$33,545,253
Reinvestment of distributions	208,976	162,770	2,752,216	2,128,319
Shares redeemed	(816,055)	(2,024,835)	(10,812,735)	(26,432,101)
Net increase (decrease)	566,539	710,578	$7,531,517	$9,241,471
Class C
Shares sold	104,713	234,550	$1,383,317	$3,032,224
Reinvestment of distributions	31,189	21,409	408,573	278,373
Shares redeemed	(80,806)	(154,192)	(1,063,909)	(2,007,723)
Net increase (decrease)	55,096	101,767	$727,981	$1,302,874
Class I
Shares sold	6,388,305	9,490,266	$85,734,442	$125,145,410
Reinvestment of distributions	712,867	575,059	9,473,996	7,595,782
Shares redeemed	(2,978,672)	(5,026,424)	(39,965,891)	(66,081,707)
Net increase (decrease)	4,122,500	5,038,901	$55,242,547	$66,659,485
Class Z6
Shares sold	423,615	249,882	$5,669,060	$3,376,620
Reinvestment of distributions	17,228	3,421	228,962	46,150
Shares redeemed	(52,366)	(21,021)	(704,704)	(287,425)
Net increase (decrease)	388,477	232,282	$5,193,318	$3,135,345
Advisor Freedom 2060
Class A
Shares sold	1,409,138	2,518,107	$16,755,217	$29,318,657
Reinvestment of distributions	101,462	69,940	1,198,268	818,159
Shares redeemed	(807,527)	(1,111,272)	(9,601,382)	(13,053,777)
Net increase (decrease)	703,073	1,476,775	$8,352,103	$17,083,039
Class M
Shares sold	531,130	853,066	$6,318,556	$9,913,922
Reinvestment of distributions	35,607	22,158	420,164	259,519
Shares redeemed	(248,149)	(341,132)	(2,949,070)	(4,020,381)
Net increase (decrease)	318,588	534,092	$3,789,650	$6,153,060
Class C
Shares sold	89,752	143,405	$1,067,443	$1,675,744
Reinvestment of distributions	7,067	3,926	83,466	46,030
Shares redeemed	(34,893)	(39,845)	(412,410)	(460,687)
Net increase (decrease)	61,926	107,486	$738,499	$1,261,087
Class I
Shares sold	2,046,344	2,852,854	$24,436,879	$33,462,097
Reinvestment of distributions	122,001	78,919	1,445,706	927,618
Shares redeemed	(880,429)	(957,855)	(10,533,837)	(11,278,135)
Net increase (decrease)	1,287,916	1,973,918	$15,348,748	$23,111,580
Class Z6
Shares sold	116,143	137,048	$1,386,144	$1,670,098
Reinvestment of distributions	3,934	901	46,623	10,783
Shares redeemed	(42,819)	(70,553)	(513,319)	(867,591)
Net increase (decrease)	77,258	67,396	$919,448	$813,290

 (a) Share transactions for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to March 31, 2018

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	10%	14%	17%	16%	15%	10%
Fidelity Advisor Series Growth Opportunities Fund	10%	14%	17%	16%	15%	10%
Fidelity Advisor Series Small Cap Fund	10%	14%	17%	16%	15%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	99%
Fidelity Advisor Series Growth Opportunities Fund	99%
Fidelity Advisor Series Small Cap Fund	99%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Advisor Freedom Income
Class A	.71%
Actual		$1,000.00	$1,008.30	$3.57
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.96%
Actual		$1,000.00	$1,007.00	$4.83
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class C	1.46%
Actual		$1,000.00	$1,004.60	$7.34
Hypothetical-C		$1,000.00	$1,017.75	$7.39
Class I	.47%
Actual		$1,000.00	$1,008.90	$2.37
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class Z6	.37%
Actual		$1,000.00	$1,009.80	$1.86
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Advisor Freedom 2005
Class A	.73%
Actual		$1,000.00	$1,013.70	$3.69
Hypothetical-C		$1,000.00	$1,021.41	$3.70
Class M	.98%
Actual		$1,000.00	$1,012.20	$4.94
Hypothetical-C		$1,000.00	$1,020.16	$4.96
Class C	1.48%
Actual		$1,000.00	$1,008.60	$7.45
Hypothetical-C		$1,000.00	$1,017.65	$7.49
Class I	.48%
Actual		$1,000.00	$1,015.10	$2.42
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class Z6	.37%
Actual		$1,000.00	$1,014.90	$1.87
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Advisor Freedom 2010
Class A	.77%
Actual		$1,000.00	$1,018.50	$3.90
Hypothetical-C		$1,000.00	$1,021.21	$3.90
Class M	1.02%
Actual		$1,000.00	$1,017.00	$5.16
Hypothetical-C		$1,000.00	$1,019.95	$5.17
Class C	1.52%
Actual		$1,000.00	$1,014.20	$7.67
Hypothetical-C		$1,000.00	$1,017.45	$7.69
Class I	.53%
Actual		$1,000.00	$1,019.10	$2.68
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class Z6	.39%
Actual		$1,000.00	$1,019.80	$1.97
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Advisor Freedom 2015
Class A	.82%
Actual		$1,000.00	$1,023.40	$4.16
Hypothetical-C		$1,000.00	$1,020.96	$4.15
Class M	1.07%
Actual		$1,000.00	$1,021.90	$5.42
Hypothetical-C		$1,000.00	$1,019.70	$5.42
Class C	1.57%
Actual		$1,000.00	$1,019.90	$7.95
Hypothetical-C		$1,000.00	$1,017.20	$7.94
Class I	.57%
Actual		$1,000.00	$1,024.70	$2.89
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class Z6	.41%
Actual		$1,000.00	$1,025.50	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Advisor Freedom 2020
Class A	.86%
Actual		$1,000.00	$1,027.40	$4.37
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class M	1.11%
Actual		$1,000.00	$1,026.00	$5.64
Hypothetical-C		$1,000.00	$1,019.50	$5.62
Class C	1.61%
Actual		$1,000.00	$1,023.20	$8.17
Hypothetical-C		$1,000.00	$1,017.00	$8.14
Class I	.61%
Actual		$1,000.00	$1,028.60	$3.10
Hypothetical-C		$1,000.00	$1,022.01	$3.09
Class Z6	.43%
Actual		$1,000.00	$1,029.70	$2.19
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Advisor Freedom 2025
Class A	.90%
Actual		$1,000.00	$1,031.40	$4.58
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class M	1.15%
Actual		$1,000.00	$1,029.90	$5.85
Hypothetical-C		$1,000.00	$1,019.30	$5.82
Class C	1.65%
Actual		$1,000.00	$1,027.30	$8.39
Hypothetical-C		$1,000.00	$1,016.80	$8.34
Class I	.65%
Actual		$1,000.00	$1,032.60	$3.31
Hypothetical-C		$1,000.00	$1,021.81	$3.29
Class Z6	.45%
Actual		$1,000.00	$1,033.60	$2.29
Hypothetical-C		$1,000.00	$1,022.81	$2.28
Advisor Freedom 2030
Class A	.94%
Actual		$1,000.00	$1,038.80	$4.80
Hypothetical-C		$1,000.00	$1,020.36	$4.76
Class M	1.19%
Actual		$1,000.00	$1,037.70	$6.08
Hypothetical-C		$1,000.00	$1,019.10	$6.02
Class C	1.70%
Actual		$1,000.00	$1,034.80	$8.67
Hypothetical-C		$1,000.00	$1,016.55	$8.59
Class I	.70%
Actual		$1,000.00	$1,040.00	$3.58
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class Z6	.47%
Actual		$1,000.00	$1,041.20	$2.40
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Advisor Freedom 2035
Class A	.99%
Actual		$1,000.00	$1,047.20	$5.08
Hypothetical-C		$1,000.00	$1,020.10	$5.01
Class M	1.24%
Actual		$1,000.00	$1,045.50	$6.36
Hypothetical-C		$1,000.00	$1,018.85	$6.28
Class C	1.74%
Actual		$1,000.00	$1,042.70	$8.91
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.74%
Actual		$1,000.00	$1,048.30	$3.80
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class Z6	.49%
Actual		$1,000.00	$1,049.00	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2040
Class A	1.00%
Actual		$1,000.00	$1,049.70	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.60	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,046.20	$8.98
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,050.70	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,052.10	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2045
Class A	1.00%
Actual		$1,000.00	$1,049.30	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.00	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,045.10	$8.97
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,050.70	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,052.40	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2050
Class A	1.00%
Actual		$1,000.00	$1,050.00	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.50	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,045.60	$8.97
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,050.50	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,052.20	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2055
Class A	1.00%
Actual		$1,000.00	$1,049.60	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.30	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,045.50	$8.97
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,051.00	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,051.80	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Advisor Freedom 2060
Class A	1.00%
Actual		$1,000.00	$1,049.50	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,048.70	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,046.00	$8.98
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,051.10	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z6	.49%
Actual		$1,000.00	$1,051.90	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. In connection with the renewal of the Advisory Contracts for the funds, the Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Advisor Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Advisor Freedom 2005 Fund

Fidelity Advisor Freedom 2010 Fund

Fidelity Advisor Freedom 2015 Fund

Fidelity Advisor Freedom 2020 Fund

Fidelity Advisor Freedom 2025 Fund

Fidelity Advisor Freedom 2030 Fund

Fidelity Advisor Freedom 2035 Fund

Fidelity Advisor Freedom 2040 Fund

Fidelity Advisor Freedom 2045 Fund

Fidelity Advisor Freedom 2050 Fund

Fidelity Advisor Freedom 2055 Fund

Fidelity Advisor Freedom 2060 Fund

Fidelity Advisor Freedom Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2017. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of Class A (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, and Fidelity Advisor Freedom Income Fund; (ii) ranked equal to the competitive median for 2017 for Fidelity Advisor Freedom 2030 Fund; and (iii) ranked above the competitive median for 2017 for Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, and Fidelity Advisor Freedom 2060. The Board noted that for each fund for which the total expense ratio of Class A was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class A of each such fund ranks below the competitive median.

The Board noted that the total expense ratio of Class M of each fund (including expenses of the Series Funds) ranked above the competitive median for 2017. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with institutional load funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of certain funds is below median and the total expense ratio of Class M of the remaining funds is above median.

The Board noted that the total expense ratio of Class C (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Fidelity Advisor Freedom 2005 Fund and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2017 for all other funds. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C of certain funds is below median and the total expense ratio of Class C of the remaining funds is above the median.

The Board noted that the total expense ratio of Class I (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2017 for Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, and Fidelity Advisor Freedom 2060 Fund. The Board noted that, for each fund for which the total expense ratio of Class I was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class I of each such fund ranks below the competitive median.

The Board noted that the total expense ratio of Class Z6 (including expenses of the Series Funds) for each fund ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class Z6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class Z6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

AFFZ6-SANN-1118
1.9885871.101

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class K6 Semi-Annual Report September 30, 2018

Contents

Note to shareholder
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates are expected to be fully implemented by the end of 2018.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.0
Fidelity Series Government Money Market Fund 2.12%	18.5
Fidelity Series Inflation-Protected Bond Index Fund	12.9
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	2.7
Fidelity Series International Growth Fund	2.2
Fidelity Series International Value Fund	2.2
Fidelity Series Commodity Strategy Fund	1.9
Fidelity Series Intrinsic Opportunities Fund	1.7
88.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.2%
International Equity Funds	8.2%
Bond Funds	57.2%
Short-Term Funds	23.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.07% 11/1/18 to 11/29/18 (a)
(Cost $2,046,120)	2,050,000	2,045,940
	Shares	Value

Domestic Equity Funds - 11.2%
Fidelity Series All-Sector Equity Fund (b)	858,243	$11,680,686
Fidelity Series Blue Chip Growth Fund (b)	1,560,696	23,878,651
Fidelity Series Commodity Strategy Fund (b)	13,244,322	66,221,611
Fidelity Series Growth Company Fund (b)	2,389,870	48,299,268
Fidelity Series Intrinsic Opportunities Fund (b)	3,192,734	58,522,811
Fidelity Series Large Cap Stock Fund (b)	3,223,063	51,343,391
Fidelity Series Large Cap Value Index Fund (b)	1,082,077	14,283,418
Fidelity Series Opportunistic Insights Fund (b)	1,306,853	25,941,035
Fidelity Series Small Cap Discovery Fund (b)	556,478	6,761,204
Fidelity Series Small Cap Opportunities Fund (b)	1,423,282	20,908,009
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,935,156	38,802,766
Fidelity Series Value Discovery Fund (b)	2,009,660	27,512,252
TOTAL DOMESTIC EQUITY FUNDS
(Cost $276,504,143)		394,155,102

International Equity Funds - 8.2%
Fidelity Series Canada Fund (b)	694,311	7,505,503
Fidelity Series Emerging Markets Fund (b)	1,256,778	12,178,180
Fidelity Series Emerging Markets Opportunities Fund (b)	4,889,313	93,825,908
Fidelity Series International Growth Fund (b)	4,785,578	78,483,481
Fidelity Series International Small Cap Fund (b)	995,982	17,828,076
Fidelity Series International Value Fund (b)	7,413,802	77,993,198
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $211,566,464)		287,814,346

Bond Funds - 57.2%
Fidelity Series Emerging Markets Debt Fund (b)	2,751,836	26,224,993
Fidelity Series Floating Rate High Income Fund (b)	923,890	8,795,428
Fidelity Series High Income Fund (b)	4,996,399	48,015,395
Fidelity Series Inflation-Protected Bond Index Fund (b)	46,587,298	452,362,667
Fidelity Series International Credit Fund (b)	189,327	1,861,080
Fidelity Series Investment Grade Bond Fund (b)	119,477,891	1,301,114,228
Fidelity Series Long-Term Treasury Bond Index Fund (b)	19,022,011	156,741,370
Fidelity Series Real Estate Income Fund (b)	1,582,236	17,056,501
TOTAL BOND FUNDS
(Cost $2,027,662,368)		2,012,171,662

Short-Term Funds - 23.4%
Fidelity Cash Central Fund, 2.11% (c)	6,323,103	6,324,368
Fidelity Series Government Money Market Fund 2.12% (b)(d)	650,644,590	650,644,590
Fidelity Series Short-Term Credit Fund (b)	16,816,160	165,807,334
TOTAL SHORT-TERM FUNDS
(Cost $824,593,524)		822,776,292
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,342,372,619)		3,518,963,342
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,365,656)
NET ASSETS - 100%		$3,517,597,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	74	Dec. 2018	$7,309,350	$6,992	$6,992
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	302	Dec. 2018	15,850,470	306,292	306,292

TOTAL PURCHASED					313,284

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	120	Dec. 2018	17,514,000	(5,821)	(5,821)
TOTAL FUTURES CONTRACTS					$307,463

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,279.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,227
Total	$22,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,916,073	$--	$16,684,277	$--	$6,617,339	$(5,849,135)	$--
Fidelity Series All-Sector Equity Fund	30,551,376	115,455	21,947,241	--	4,831,585	(1,870,489)	11,680,686
Fidelity Series Blue Chip Growth Fund	31,582,362	2,352,394	13,043,656	2,230,117	4,900,631	(1,913,080)	23,878,651
Fidelity Series Canada Fund	9,334,390	35,276	2,424,341	--	38,184	521,994	7,505,503
Fidelity Series Commodity Strategy Fund	79,034,933	9,548,706	16,818,873	3,986,945	(7,468,813)	1,925,658	66,221,611
Fidelity Series Emerging Markets Debt Fund	28,508,764	902,235	1,638,828	816,946	(60,408)	(1,486,770)	26,224,993
Fidelity Series Emerging Markets Fund	--	12,208,821	--	--	--	(30,641)	12,178,180
Fidelity Series Emerging Markets Opportunities Fund	114,600,734	420,188	7,342,008	-	1,620,303	(15,473,309)	93,825,908
Fidelity Series Floating Rate High Income Fund	9,147,819	274,285	635,291	238,738	(20,985)	29,600	8,795,428
Fidelity Series Government Money Market Fund 2.12%	859,951,401	69,275,671	278,582,482	7,435,363	--	--	650,644,590
Fidelity Series Growth Company Fund	67,193,973	245,130	28,224,982	--	12,524,066	(3,438,919)	48,299,268
Fidelity Series High Income Fund	56,045,887	1,643,209	10,098,549	1,457,553	(391,510)	816,358	48,015,395
Fidelity Series Inflation-Protected Bond Index Fund	140,449,749	324,353,975	10,956,858	440,347	(194,602)	(1,289,597)	452,362,667
Fidelity Series International Credit Fund	1,872,196	23,073	15,354	23,073	(207)	(18,628)	1,861,080
Fidelity Series International Growth Fund	97,009,280	4,906,227	24,528,224	--	5,569,188	(4,472,990)	78,483,481
Fidelity Series International Small Cap Fund	24,130,987	722,091	6,131,344	--	1,086,699	(1,980,357)	17,828,076
Fidelity Series International Value Fund	95,143,387	2,872,788	19,256,243	--	2,026,684	(2,793,418)	77,993,198
Fidelity Series Intrinsic Opportunities Fund	78,260,126	2,885,114	24,344,665	2,589,390	6,363,540	(4,641,304)	58,522,811
Fidelity Series Investment Grade Bond Fund	1,414,325,467	30,307,343	127,389,060	19,355,296	(4,842,803)	(11,286,719)	1,301,114,228
Fidelity Series Large Cap Stock Fund	69,040,943	4,047,231	24,920,395	3,779,653	4,311,623	(1,136,011)	51,343,391
Fidelity Series Large Cap Value Index Fund	19,791,623	73,996	6,783,122	--	782,291	418,630	14,283,418
Fidelity Series Long-Term Treasury Bond Index Fund	78,600,027	106,098,031	22,416,953	1,345,713	(967,598)	(4,572,137)	156,741,370
Fidelity Series Opportunistic Insights Fund	34,616,831	133,023	12,971,038	--	5,678,589	(1,516,370)	25,941,035
Fidelity Series Real Estate Equity Fund	6,171,500	89,767	6,510,092	82,424	1,186,459	(937,634)	--
Fidelity Series Real Estate Income Fund	17,355,440	796,611	1,202,716	729,693	1,034	106,132	17,056,501
Fidelity Series Short-Term Credit Fund	211,429,964	3,118,161	48,731,013	2,306,640	(675,183)	665,405	165,807,334
Fidelity Series Small Cap Discovery Fund	9,419,231	587,510	3,144,728	551,769	470,284	(571,093)	6,761,204
Fidelity Series Small Cap Opportunities Fund	28,758,372	1,735,904	11,073,522	1,625,936	3,635,064	(2,147,809)	20,908,009
Fidelity Series Stock Selector Large Cap Value Fund	53,907,465	202,727	18,643,449	--	3,992,165	(656,142)	38,802,766
Fidelity Series Value Discovery Fund	38,314,030	143,770	12,952,582	--	3,272,501	(1,265,467)	27,512,252
	$3,720,464,330	$580,118,712	$779,411,886	$48,995,596	$54,286,120	$(64,864,242)	$3,510,593,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,045,940	$--	$2,045,940	$--
Domestic Equity Funds	394,155,102	394,155,102	--	--
International Equity Funds	287,814,346	287,814,346	--	--
Bond Funds	2,012,171,662	2,012,171,662	--	--
Short-Term Funds	822,776,292	822,776,292	--	--
Total Investments in Securities:	$3,518,963,342	$3,516,917,402	$2,045,940	$--
Derivative Instruments:
Assets
Futures Contracts	$313,284	$313,284	$--	$--
Total Assets	$313,284	$313,284	$--	$--
Liabilities
Futures Contracts	$(5,821)	$(5,821)	$--	$--
Total Liabilities	$(5,821)	$(5,821)	$--	$--
Total Derivative Instruments:	$307,463	$307,463	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$313,284	$(5,821)
Total Equity Risk	313,284	(5,821)
Total Value of Derivatives	$313,284	$(5,821)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,046,120)	$2,045,940
Fidelity Central Funds (cost $6,324,368)	6,324,368
Other affiliated issuers (cost $3,334,002,131)	3,510,593,034
Total Investment in Securities (cost $3,342,372,619)		$3,518,963,342
Receivable for investments sold		28,842,301
Receivable for fund shares sold		15,793,947
Distributions receivable from Fidelity Central Funds		9,284
Total assets		3,563,608,874
Liabilities
Payable for investments purchased	$26,867,605
Payable for fund shares redeemed	17,720,285
Accrued management fee	1,301,864
Payable for daily variation margin on futures contracts	121,434
Total liabilities		46,011,188
Net Assets		$3,517,597,686
Net Assets consist of:
Paid in capital		$3,277,238,597
Undistributed net investment income		10,820,928
Accumulated undistributed net realized gain (loss) on investments		52,639,975
Net unrealized appreciation (depreciation) on investments		176,898,186
Net Assets		$3,517,597,686
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,040,849,966 ÷ 176,249,126 shares)		$11.58
Class K:
Net Asset Value, offering price and redemption price per share ($1,388,227,944 ÷ 120,056,290 shares)		$11.56
Class K6:
Net Asset Value, offering price and redemption price per share ($88,519,776 ÷ 7,654,695 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$39,690,637
Interest		8,225
Income from Fidelity Central Funds		22,227
Total income		39,721,089
Expenses
Management fee	$8,016,172
Independent trustees' fees and expenses	8,900
Total expenses before reductions	8,025,072
Expense reductions	(54)
Total expenses after reductions		8,025,018
Net investment income (loss)		31,696,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(161)
Other affiliated issuers	54,286,120
Futures contracts	(909,660)
Capital gain distributions from underlying funds:
Affiliated issuers	9,304,959
Total net realized gain (loss)		62,681,258
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(163)
Affiliated issuers	(64,864,242)
Futures contracts	307,463
Total change in net unrealized appreciation (depreciation)		(64,556,942)
Net gain (loss)		(1,875,684)
Net increase (decrease) in net assets resulting from operations		$29,820,387

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,696,071	$54,568,700
Net realized gain (loss)	62,681,258	90,451,426
Change in net unrealized appreciation (depreciation)	(64,556,942)	(21,703,503)
Net increase (decrease) in net assets resulting from operations	29,820,387	123,316,623
Distributions to shareholders from net investment income	(26,350,776)	(51,949,454)
Distributions to shareholders from net realized gain	(38,860,177)	(67,440,706)
Total distributions	(65,210,953)	(119,390,160)
Share transactions - net increase (decrease)	(166,581,803)	1,577,891,442
Total increase (decrease) in net assets	(201,972,369)	1,581,817,905
Net Assets
Beginning of period	3,719,570,055	2,137,752,150
End of period	$3,517,597,686	$3,719,570,055
Other Information
Undistributed net investment income end of period	$10,820,928	$5,475,633

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$11.57	$11.26	$11.75	$11.86	$11.91
Income from Investment Operations
Net investment income (loss)A	.10	.18	.19	.21	.21	.16
Net realized and unrealized gain (loss)	–B	.38	.49	(.27)	.28	.30
Total from investment operations	.10	.56	.68	(.06)	.49	.46
Distributions from net investment income	(.08)	(.19)	(.20)C	(.21)	(.20)	(.16)
Distributions from net realized gain	(.12)	(.25)	(.17)C	(.22)	(.40)	(.35)
Total distributions	(.21)D	(.44)	(.37)	(.43)	(.60)	(.51)
Net asset value, end of period	$11.58	$11.69	$11.57	$11.26	$11.75	$11.86
Total ReturnE,F	.83%	4.86%	6.16%	(.45)%	4.31%	3.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	.46%I,J	.39%	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.46%I,J	.39%	-%	-%	-%	-%
Expenses net of all reductions	.46%I,J	.39%	-%	-%	-%	-%
Net investment income (loss)	1.73%I	1.57%	1.70%	1.86%	1.77%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,040,850	$2,111,741	$2,137,752	$2,184,994	$2,483,848	$1,935,210
Portfolio turnover rateH	32%I	17%L	31%	20%	26%L	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.123 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.10	.19
Net realized and unrealized gain (loss)	(.01)	.05
Total from investment operations	.09	.24
Distributions from net investment income	(.09)	(.16)
Distributions from net realized gain	(.12)	(.17)
Total distributions	(.21)	(.32)C
Net asset value, end of period	$11.56	$11.68
Total ReturnD,E	.78%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.42%H
Expenses net of fee waivers, if any	.41%H,I	.42%H
Expenses net of all reductions	.41%H,I	.42%H
Net investment income (loss)	1.78%H	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,388,228	$1,568,576
Portfolio turnover rateG	32%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.11	.18
Net realized and unrealized gain (loss)	(.01)	.15
Total from investment operations	.10	.33
Distributions from net investment income	(.09)	(.17)
Distributions from net realized gain	(.12)	(.17)
Total distributions	(.22)C	(.33)D
Net asset value, end of period	$11.56	$11.68
Total ReturnE,F	.83%	2.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.37%I	.37%I
Expenses net of fee waivers, if any	.37%I	.37%I
Expenses net of all reductions	.37%I	.37%I
Net investment income (loss)	1.83%I	1.91%I
Supplemental Data
Net assets, end of period (000 omitted)	$88,520	$39,253
Portfolio turnover rateH	32%I	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.123 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.8
Fidelity Series Government Money Market Fund 2.12%	15.0
Fidelity Series Inflation-Protected Bond Index Fund	11.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Growth Fund	3.1
Fidelity Series International Value Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.8
Fidelity Series Large Cap Stock Fund	2.5
83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.7%
International Equity Funds	11.0%
Bond Funds	52.2%
Short-Term Funds	19.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $548,923)	550,000	548,875
	Shares	Value

Domestic Equity Funds - 17.7%
Fidelity Series All-Sector Equity Fund (b)	419,751	$5,712,814
Fidelity Series Blue Chip Growth Fund (b)	739,407	11,312,923
Fidelity Series Commodity Strategy Fund (b)	3,872,246	19,361,232
Fidelity Series Growth Company Fund (b)	1,126,383	22,764,204
Fidelity Series Intrinsic Opportunities Fund (b)	1,504,862	27,584,116
Fidelity Series Large Cap Stock Fund (b)	1,520,594	24,223,069
Fidelity Series Large Cap Value Index Fund (b)	515,832	6,808,987
Fidelity Series Opportunistic Insights Fund (b)	618,895	12,285,070
Fidelity Series Small Cap Discovery Fund (b)	269,538	3,274,882
Fidelity Series Small Cap Opportunities Fund (b)	674,973	9,915,352
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,386,991	18,336,026
Fidelity Series Value Discovery Fund (b)	951,661	13,028,244
TOTAL DOMESTIC EQUITY FUNDS
(Cost $125,280,107)		174,606,919

International Equity Funds - 11.0%
Fidelity Series Canada Fund (b)	275,001	2,972,756
Fidelity Series Emerging Markets Fund (b)	444,311	4,305,378
Fidelity Series Emerging Markets Opportunities Fund (b)	1,777,470	34,109,656
Fidelity Series International Growth Fund (b)	1,835,426	30,100,992
Fidelity Series International Small Cap Fund (b)	394,580	7,062,991
Fidelity Series International Value Fund (b)	2,855,208	30,036,787
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $82,972,590)		108,588,560

Bond Funds - 52.2%
Fidelity Series Emerging Markets Debt Fund (b)	743,824	7,088,641
Fidelity Series Floating Rate High Income Fund (b)	254,282	2,420,762
Fidelity Series High Income Fund (b)	1,416,745	13,614,918
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,164,173	108,404,115
Fidelity Series International Credit Fund (b)	51,571	506,942
Fidelity Series Investment Grade Bond Fund (b)	30,629,278	333,552,834
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,545,446	45,694,477
Fidelity Series Real Estate Income Fund (b)	440,833	4,752,178
TOTAL BOND FUNDS
(Cost $534,508,047)		516,034,867

Short-Term Funds - 19.1%
Fidelity Cash Central Fund, 2.11% (c)	1,659,283	1,659,615
Fidelity Series Government Money Market Fund 2.12% (b)(d)	148,326,056	148,326,056
Fidelity Series Short-Term Credit Fund (b)	3,905,275	38,506,009
TOTAL SHORT-TERM FUNDS
(Cost $188,946,883)		188,491,680
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $932,256,550)		988,270,901
NET OTHER ASSETS (LIABILITIES) - 0.0%		(389,601)
NET ASSETS - 100%		$987,881,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	24	Dec. 2018	$2,370,600	$2,268	$2,268
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	88	Dec. 2018	4,618,680	90,385	90,384

TOTAL PURCHASED					92,652

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	48	Dec. 2018	7,005,600	(5,028)	(5,028)
TOTAL FUTURES CONTRACTS					$87,624

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $548,875.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,098
Total	$6,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$6,515,325	$--	$6,766,231	$--	$3,060,458	$(2,809,552)	$--
Fidelity Series All-Sector Equity Fund	12,530,153	323,580	8,401,825	--	638,590	622,316	5,712,814
Fidelity Series Blue Chip Growth Fund	12,953,358	1,402,783	4,184,724	1,047,213	1,473,388	(331,882)	11,312,923
Fidelity Series Canada Fund	3,443,587	90,826	769,911	--	11,026	197,228	2,972,756
Fidelity Series Commodity Strategy Fund	21,665,200	3,277,306	3,988,960	1,155,570	(3,206,008)	1,613,694	19,361,232
Fidelity Series Emerging Markets Debt Fund	7,599,846	385,829	483,923	219,233	(12,852)	(400,259)	7,088,641
Fidelity Series Emerging Markets Fund	--	4,318,466	--	--	--	(13,088)	4,305,378
Fidelity Series Emerging Markets Opportunities Fund	40,950,004	1,179,316	3,026,645	--	334,133	(5,327,152)	34,109,656
Fidelity Series Floating Rate High Income Fund	2,476,054	134,554	192,296	65,135	(1,837)	4,287	2,420,762
Fidelity Series Government Money Market Fund 2.12%	188,891,827	24,156,237	64,722,008	1,675,943	--	--	148,326,056
Fidelity Series Growth Company Fund	27,067,672	709,266	8,781,193	--	3,637,097	131,362	22,764,204
Fidelity Series High Income Fund	15,273,504	768,359	2,545,845	407,388	(93,139)	212,039	13,614,918
Fidelity Series Inflation-Protected Bond Index Fund	34,330,025	77,720,594	3,292,577	104,461	(109,818)	(244,109)	108,404,115
Fidelity Series International Credit Fund	511,877	6,308	6,093	6,308	(80)	(5,070)	506,942
Fidelity Series International Growth Fund	35,653,275	1,361,049	7,353,311	--	1,843,979	(1,404,000)	30,100,992
Fidelity Series International Small Cap Fund	8,838,106	321,958	1,773,378	--	370,877	(694,572)	7,062,991
Fidelity Series International Value Fund	35,085,401	929,268	5,760,831	--	447	(217,498)	30,036,787
Fidelity Series Intrinsic Opportunities Fund	32,312,650	2,084,749	7,442,081	1,214,527	733,664	(104,866)	27,584,116
Fidelity Series Investment Grade Bond Fund	357,195,577	15,703,190	35,256,473	4,918,970	(1,215,834)	(2,873,626)	333,552,834
Fidelity Series Large Cap Stock Fund	28,318,570	2,429,949	7,842,568	1,641,583	909,822	407,296	24,223,069
Fidelity Series Large Cap Value Index Fund	8,118,267	221,652	2,054,428	--	175,759	347,737	6,808,987
Fidelity Series Long-Term Treasury Bond Index Fund	21,896,394	30,282,437	4,886,938	392,361	(169,455)	(1,427,961)	45,694,477
Fidelity Series Opportunistic Insights Fund	14,197,365	387,487	4,045,102	--	1,535,896	209,424	12,285,070
Fidelity Series Real Estate Equity Fund	2,522,653	22,552	2,634,464	19,427	352,087	(262,828)	--
Fidelity Series Real Estate Income Fund	4,756,952	332,037	366,115	201,476	(833)	30,137	4,752,178
Fidelity Series Short-Term Credit Fund	46,349,875	1,780,739	9,623,590	515,426	(116,864)	115,849	38,506,009
Fidelity Series Small Cap Discovery Fund	3,862,917	331,020	870,333	226,894	97,568	(146,290)	3,274,882
Fidelity Series Small Cap Opportunities Fund	11,795,128	1,081,023	3,484,539	764,275	694,276	(170,536)	9,915,352
Fidelity Series Stock Selector Large Cap Value Fund	22,112,603	604,742	5,803,995	--	791,480	631,196	18,336,026
Fidelity Series Value Discovery Fund	15,714,129	429,039	3,972,779	--	449,096	408,759	13,028,244
	$1,022,938,294	$172,776,315	$210,333,156	$14,576,190	$12,182,923	$(11,501,965)	$986,062,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$548,875	$--	$548,875	$--
Domestic Equity Funds	174,606,919	174,606,919	--	--
International Equity Funds	108,588,560	108,588,560	--	--
Bond Funds	516,034,867	516,034,867	--	--
Short-Term Funds	188,491,680	188,491,680	--	--
Total Investments in Securities:	$988,270,901	$987,722,026	$548,875	$--
Derivative Instruments:
Assets
Futures Contracts	$92,652	$92,652	$--	$--
Total Assets	$92,652	$92,652	$--	$--
Liabilities
Futures Contracts	$(5,028)	$(5,028)	$--	$--
Total Liabilities	$(5,028)	$(5,028)	$--	$--
Total Derivative Instruments:	$87,624	$87,624	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$92,652	$(5,028)
Total Equity Risk	92,652	(5,028)
Total Value of Derivatives	$92,652	$(5,028)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $548,923)	$548,875
Fidelity Central Funds (cost $1,659,615)	1,659,615
Other affiliated issuers (cost $930,048,012)	986,062,411
Total Investment in Securities (cost $932,256,550)		$988,270,901
Cash		27,686
Receivable for investments sold		6,172,493
Receivable for fund shares sold		9,845,821
Distributions receivable from Fidelity Central Funds		2,443
Total assets		1,004,319,344
Liabilities
Payable for investments purchased	$5,482,681
Payable for fund shares redeemed	10,532,505
Accrued management fee	376,240
Payable for daily variation margin on futures contracts	46,618
Total liabilities		16,438,044
Net Assets		$987,881,300
Net Assets consist of:
Paid in capital		$910,955,558
Undistributed net investment income		8,096,776
Accumulated undistributed net realized gain (loss) on investments		12,726,991
Net unrealized appreciation (depreciation) on investments		56,101,975
Net Assets		$987,881,300
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($571,564,332 ÷ 45,945,798 shares)		$12.44
Class K:
Net Asset Value, offering price and redemption price per share ($386,290,515 ÷ 31,090,455 shares)		$12.42
Class K6:
Net Asset Value, offering price and redemption price per share ($30,026,453 ÷ 2,415,955 shares)		$12.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,376,153
Interest		2,543
Income from Fidelity Central Funds		6,098
Total income		10,384,794
Expenses
Management fee	$2,305,748
Independent trustees' fees and expenses	2,463
Total expenses before reductions	2,308,211
Expense reductions	(70)
Total expenses after reductions		2,308,141
Net investment income (loss)		8,076,653
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(32)
Other affiliated issuers	12,182,923
Futures contracts	(373,350)
Capital gain distributions from underlying funds:
Affiliated issuers	4,200,037
Total net realized gain (loss)		16,009,578
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(43)
Affiliated issuers	(11,501,965)
Futures contracts	87,624
Total change in net unrealized appreciation (depreciation)		(11,414,384)
Net gain (loss)		4,595,194
Net increase (decrease) in net assets resulting from operations		$12,671,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,076,653	$14,738,670
Net realized gain (loss)	16,009,578	30,625,628
Change in net unrealized appreciation (depreciation)	(11,414,384)	1,018,991
Net increase (decrease) in net assets resulting from operations	12,671,847	46,383,289
Distributions to shareholders from net investment income	(2,637,248)	(13,671,334)
Distributions to shareholders from net realized gain	(15,179,078)	(20,759,680)
Total distributions	(17,816,326)	(34,431,014)
Share transactions - net increase (decrease)	(29,634,052)	426,953,870
Total increase (decrease) in net assets	(34,778,531)	438,906,145
Net Assets
Beginning of period	1,022,659,831	583,753,686
End of period	$987,881,300	$1,022,659,831
Other Information
Undistributed net investment income end of period	$8,096,776	$2,657,371

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.20	$11.66	$12.24	$12.01	$11.53
Income from Investment Operations
Net investment income (loss)A	.10	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.06	.59	.71	(.34)	.40	.58
Total from investment operations	.16	.78	.91	(.12)	.62	.74
Distributions from net investment income	(.03)	(.18)	(.22)B	(.22)	(.23)	(.15)
Distributions from net realized gain	(.19)	(.30)	(.15)B	(.23)	(.17)	(.10)
Total distributions	(.22)	(.48)	(.37)	(.46)C	(.39)D	(.26)E
Net asset value, end of period	$12.44	$12.50	$12.20	$11.66	$12.24	$12.01
Total ReturnF,G	1.28%	6.43%	7.91%	(1.01)%	5.26%	6.43%
Ratios to Average Net AssetsH,I
Expenses before reductions	.48%J	.41%	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.48%J	.41%	-%	-%	-%	-%
Expenses net of all reductions	.48%J	.41%	-%	-%	-%	-%
Net investment income (loss)	1.58%J	1.52%	1.70%	1.87%	1.79%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$571,564	$590,056	$583,754	$580,726	$639,723	$668,987
Portfolio turnover rateI	34%J	23%L	31%	22%	23%	44%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

 K Amount represents less than $.005 per share.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.10	.21
Net realized and unrealized gain (loss)	.05	.15
Total from investment operations	.15	.36
Distributions from net investment income	(.03)	(.16)
Distributions from net realized gain	(.19)	(.19)
Total distributions	(.22)	(.35)
Net asset value, end of period	$12.42	$12.49
Total ReturnC,D	1.21%	2.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%G
Expenses net of fee waivers, if any	.43%G	.44%G
Expenses net of all reductions	.43%G	.44%G
Net investment income (loss)	1.64%G	2.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$386,291	$422,622
Portfolio turnover rateF	34%G	23%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.10	.20
Net realized and unrealized gain (loss)	.07	.29
Total from investment operations	.17	.49
Distributions from net investment income	(.04)	(.16)
Distributions from net realized gain	(.19)	(.19)
Total distributions	(.23)	(.36)C
Net asset value, end of period	$12.43	$12.49
Total ReturnD,E	1.34%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.38%H
Expenses net of fee waivers, if any	.37%H	.38%H
Expenses net of all reductions	.37%H	.38%H
Net investment income (loss)	1.69%H	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,026	$9,983
Portfolio turnover rateG	34%H	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.1
Fidelity Series Government Money Market Fund 2.12%	11.7
Fidelity Series Inflation-Protected Bond Index Fund	9.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.0
Fidelity Series International Value Fund	3.9
Fidelity Series International Growth Fund	3.9
Fidelity Series Large Cap Stock Fund	3.5
Fidelity Series Growth Company Fund	3.2
78.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.3%
International Equity Funds	13.8%
Bond Funds	46.9%
Short-Term Funds	14.9%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $4,309,407)	4,320,000	4,309,070
	Shares	Value

Domestic Equity Funds - 24.3%
Fidelity Series All-Sector Equity Fund (b)	3,812,876	$51,893,237
Fidelity Series Blue Chip Growth Fund (b)	6,597,640	100,943,885
Fidelity Series Commodity Strategy Fund (b)	24,645,939	123,229,693
Fidelity Series Growth Company Fund (b)	10,020,378	202,511,830
Fidelity Series Intrinsic Opportunities Fund (b)	13,428,098	246,137,030
Fidelity Series Large Cap Stock Fund (b)	13,535,206	215,615,835
Fidelity Series Large Cap Value Index Fund (b)	4,622,485	61,016,805
Fidelity Series Opportunistic Insights Fund (b)	5,521,417	109,600,136
Fidelity Series Small Cap Discovery Fund (b)	2,429,120	29,513,812
Fidelity Series Small Cap Opportunities Fund (b)	6,027,343	88,541,674
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,356,692	163,355,472
Fidelity Series Value Discovery Fund (b)	8,489,413	116,220,062
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,034,501,591)		1,508,579,471

International Equity Funds - 13.8%
Fidelity Series Canada Fund (b)	2,237,101	24,183,067
Fidelity Series Emerging Markets Fund (b)	2,676,477	25,935,067
Fidelity Series Emerging Markets Opportunities Fund (b)	13,889,539	266,540,245
Fidelity Series International Growth Fund (b)	14,717,387	241,365,148
Fidelity Series International Small Cap Fund (b)	3,217,762	57,597,941
Fidelity Series International Value Fund (b)	23,261,039	244,706,131
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $645,578,380)		860,327,599

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund (b)	4,671,644	44,520,764
Fidelity Series Floating Rate High Income Fund (b)	1,560,283	14,853,890
Fidelity Series High Income Fund (b)	8,986,621	86,361,428
Fidelity Series Inflation-Protected Bond Index Fund (b)	57,872,983	561,946,665
Fidelity Series International Credit Fund (b)	347,035	3,411,358
Fidelity Series Investment Grade Bond Fund (b)	171,882,124	1,871,796,329
Fidelity Series Long-Term Treasury Bond Index Fund (b)	36,342,844	299,465,037
Fidelity Series Real Estate Income Fund (b)	2,720,658	29,328,693
TOTAL BOND FUNDS
(Cost $3,013,964,424)		2,911,684,164

Short-Term Funds - 14.9%
Fidelity Cash Central Fund, 2.11% (c)	10,449,674	10,451,764
Fidelity Series Government Money Market Fund 2.12% (b)(d)	725,083,274	725,083,274
Fidelity Series Short-Term Credit Fund (b)	19,574,073	193,000,357
TOTAL SHORT-TERM FUNDS
(Cost $930,862,691)		928,535,395
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,629,216,493)		6,213,435,699
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,837,036)
NET ASSETS - 100%		$6,210,598,663

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	170	Dec. 2018	$16,791,750	$16,062	$16,062
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	690	Dec. 2018	36,214,650	701,623	701,623
TOTAL PURCHASED					717,685
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	373	Dec. 2018	54,439,350	(56,078)	(56,078)
TOTAL FUTURES CONTRACTS					$661,607

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,246,959.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,034
Total	$41,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$54,376,498	$2	$56,567,080	$--	$23,146,601	$(20,956,021)	$--
Fidelity Series All-Sector Equity Fund	104,338,689	142,565	63,245,555	--	6,739,679	3,917,859	51,893,237
Fidelity Series Blue Chip Growth Fund	107,885,174	9,571,563	25,469,308	9,418,055	9,382,474	(426,018)	100,943,885
Fidelity Series Canada Fund	27,093,349	35,848	4,597,144	--	80,354	1,570,660	24,183,067
Fidelity Series Commodity Strategy Fund	137,197,589	17,628,555	21,424,243	7,411,479	(12,115,316)	1,943,108	123,229,693
Fidelity Series Emerging Markets Debt Fund	48,296,926	1,438,936	2,591,766	1,387,040	(109,787)	(2,513,545)	44,520,764
Fidelity Series Emerging Markets Fund	--	26,014,737	--	--	--	(79,670)	25,935,067
Fidelity Series Emerging Markets Opportunities Fund	317,936,755	7,629,394	20,111,703	--	2,800,779	(41,714,980)	266,540,245
Fidelity Series Floating Rate High Income Fund	15,446,698	425,382	1,033,012	403,743	(42,046)	56,868	14,853,890
Fidelity Series Government Money Market Fund 2.12%	939,655,611	101,925,082	316,497,419	8,361,044	--	--	725,083,274
Fidelity Series Growth Company Fund	223,906,115	299,703	53,389,773	--	25,688,430	6,007,355	202,511,830
Fidelity Series High Income Fund	96,454,868	2,706,830	13,554,009	2,594,305	(561,419)	1,315,158	86,361,428
Fidelity Series Inflation-Protected Bond Index Fund	178,194,874	401,025,758	15,393,845	540,807	(725,022)	(1,155,100)	561,946,665
Fidelity Series International Credit Fund	3,431,541	42,292	27,952	42,290	(375)	(34,148)	3,411,358
Fidelity Series International Growth Fund	280,934,996	364,682	43,632,249	--	14,316,017	(10,618,298)	241,365,148
Fidelity Series International Small Cap Fund	69,606,079	1,327,875	10,790,607	--	3,208,646	(5,754,052)	57,597,941
Fidelity Series International Value Fund	276,230,918	364,680	30,540,985	--	1,301,162	(2,649,644)	244,706,131
Fidelity Series Intrinsic Opportunities Fund	270,386,197	11,254,573	40,362,721	10,890,050	3,820,323	1,038,658	246,137,030
Fidelity Series Investment Grade Bond Fund	2,054,586,502	31,367,263	190,897,443	27,937,353	(7,420,763)	(15,839,230)	1,871,796,329
Fidelity Series Large Cap Stock Fund	237,596,786	14,375,642	47,469,959	14,042,007	5,646,648	5,466,718	215,615,835
Fidelity Series Large Cap Value Index Fund	67,588,086	91,972	11,119,800	--	1,037,885	3,418,662	61,016,805
Fidelity Series Long-Term Treasury Bond Index Fund	140,751,002	187,086,796	17,807,500	2,801,879	(514,079)	(10,051,182)	299,465,037
Fidelity Series Opportunistic Insights Fund	118,254,820	162,955	23,557,539	--	10,352,028	4,387,872	109,600,136
Fidelity Series Real Estate Equity Fund	20,792,626	142,266	21,515,609	117,176	3,933,001	(3,352,284)	--
Fidelity Series Real Estate Income Fund	29,805,115	1,295,676	1,957,655	1,254,330	101,713	83,844	29,328,693
Fidelity Series Short-Term Credit Fund	230,191,316	2,867,077	40,055,309	2,546,712	(564,132)	561,405	193,000,357
Fidelity Series Small Cap Discovery Fund	32,169,764	1,928,944	4,176,144	1,883,849	405,377	(814,129)	29,513,812
Fidelity Series Small Cap Opportunities Fund	98,250,232	7,014,990	20,651,145	6,878,847	5,002,322	(1,074,725)	88,541,674
Fidelity Series Stock Selector Large Cap Value Fund	184,075,787	251,770	33,072,920	--	7,257,308	4,843,527	163,355,472
Fidelity Series Value Discovery Fund	130,831,369	178,467	22,070,434	--	5,600,160	1,680,500	116,220,062
	$6,496,266,282	$828,962,275	$1,153,580,828	$98,510,966	$107,767,968	$(80,740,832)	$6,198,674,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,309,070	$--	$4,309,070	$--
Domestic Equity Funds	1,508,579,471	1,508,579,471	--	--
International Equity Funds	860,327,599	860,327,599	--	--
Bond Funds	2,911,684,164	2,911,684,164	--	--
Short-Term Funds	928,535,395	928,535,395	--	--
Total Investments in Securities:	$6,213,435,699	$6,209,126,629	$4,309,070	$--
Derivative Instruments:
Assets
Futures Contracts	$717,685	$717,685	$--	$--
Total Assets	$717,685	$717,685	$--	$--
Liabilities
Futures Contracts	$(56,078)	$(56,078)	$--	$--
Total Liabilities	$(56,078)	$(56,078)	$--	$--
Total Derivative Instruments:	$661,607	$661,607	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$717,685	$(56,078)
Total Equity Risk	717,685	(56,078)
Total Value of Derivatives	$717,685	$(56,078)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,309,407)	$4,309,070
Fidelity Central Funds (cost $10,451,764)	10,451,764
Other affiliated issuers (cost $5,614,455,322)	6,198,674,865
Total Investment in Securities (cost $5,629,216,493)		$6,213,435,699
Receivable for investments sold		25,395,869
Receivable for fund shares sold		43,423,852
Distributions receivable from Fidelity Central Funds		15,258
Other receivables		93,931
Total assets		6,282,364,609
Liabilities
Payable for investments purchased	$23,412,225
Payable for fund shares redeemed	45,312,623
Accrued management fee	2,592,155
Payable for daily variation margin on futures contracts	355,010
Other payables and accrued expenses	93,933
Total liabilities		71,765,946
Net Assets		$6,210,598,663
Net Assets consist of:
Paid in capital		$5,453,599,612
Undistributed net investment income		45,776,812
Accumulated undistributed net realized gain (loss) on investments		126,341,426
Net unrealized appreciation (depreciation) on investments		584,880,813
Net Assets		$6,210,598,663
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,912,850,518 ÷ 246,545,650 shares)		$15.87
Class K:
Net Asset Value, offering price and redemption price per share ($2,141,312,975 ÷ 135,032,714 shares)		$15.86
Class K6:
Net Asset Value, offering price and redemption price per share ($156,435,170 ÷ 9,869,361 shares)		$15.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$61,624,998
Interest		17,873
Income from Fidelity Central Funds		41,034
Total income		61,683,905
Expenses
Management fee	$15,920,645
Independent trustees' fees and expenses	15,661
Total expenses before reductions	15,936,306
Expense reductions	(38)
Total expenses after reductions		15,936,268
Net investment income (loss)		45,747,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(160)
Other affiliated issuers	107,767,968
Futures contracts	(2,468,390)
Capital gain distributions from underlying funds:
Affiliated issuers	36,885,968
Total net realized gain (loss)		142,185,386
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(308)
Affiliated issuers	(80,740,832)
Futures contracts	661,607
Total change in net unrealized appreciation (depreciation)		(80,079,533)
Net gain (loss)		62,105,853
Net increase (decrease) in net assets resulting from operations		$107,853,490

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,747,637	$95,597,195
Net realized gain (loss)	142,185,386	280,325,462
Change in net unrealized appreciation (depreciation)	(80,079,533)	13,024,260
Net increase (decrease) in net assets resulting from operations	107,853,490	388,946,917
Distributions to shareholders from net investment income	(13,644,925)	(93,275,651)
Distributions to shareholders from net realized gain	(139,801,282)	(192,908,815)
Total distributions	(153,446,207)	(286,184,466)
Share transactions - net increase (decrease)	(238,158,638)	2,254,227,956
Total increase (decrease) in net assets	(283,751,355)	2,356,990,407
Net Assets
Beginning of period	6,494,350,018	4,137,359,611
End of period	$6,210,598,663	$6,494,350,018
Other Information
Undistributed net investment income end of period	$45,776,812	$13,674,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$15.56	$14.75	$15.75	$15.51	$14.67
Income from Investment Operations
Net investment income (loss)A	.11	.24	.26	.28	.28	.22
Net realized and unrealized gain (loss)	.16	.95	1.08	(.50)	.62	.99
Total from investment operations	.27	1.19	1.34	(.22)	.90	1.21
Distributions from net investment income	(.03)	(.23)	(.26)	(.29)	(.29)	(.21)
Distributions from net realized gain	(.35)	(.54)	(.26)	(.49)	(.36)	(.16)
Total distributions	(.38)	(.77)	(.53)B	(.78)	(.66)C	(.37)
Net asset value, end of period	$15.87	$15.98	$15.56	$14.75	$15.75	$15.51
Total ReturnD,E	1.71%	7.74%	9.27%	(1.42)%	5.91%	8.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H,I	.44%	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.52%H,I	.44%	-%	-%	-%	-%
Expenses net of all reductions	.52%H,I	.44%	-%	-%	-%	-%
Net investment income (loss)	1.41%H	1.47%	1.69%	1.86%	1.81%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$3,912,851	$4,038,370	$4,137,360	$4,271,151	$4,940,590	$5,419,921
Portfolio turnover rateG	26%H	19%K	23%	17%	18%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.12	.27
Net realized and unrealized gain (loss)	.15	.31
Total from investment operations	.27	.58
Distributions from net investment income	(.04)	(.22)
Distributions from net realized gain	(.35)	(.35)
Total distributions	(.38)C	(.57)
Net asset value, end of period	$15.86	$15.97
Total ReturnD,E	1.72%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.47%H
Expenses net of fee waivers, if any	.46%H	.47%H
Expenses net of all reductions	.46%H	.47%H
Net investment income (loss)	1.48%H	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,141,313	$2,396,182
Portfolio turnover rateG	26%H	19%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.347 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.12	.27
Net realized and unrealized gain (loss)	.15	.50
Total from investment operations	.27	.77
Distributions from net investment income	(.05)	(.22)
Distributions from net realized gain	(.35)	(.35)
Total distributions	(.39)C	(.57)
Net asset value, end of period	$15.85	$15.97
Total ReturnD,E	1.72%	4.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.40%H
Expenses net of fee waivers, if any	.39%H	.40%H
Expenses net of all reductions	.39%H	.40%H
Net investment income (loss)	1.54%H	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$156,435	$59,797
Portfolio turnover rateG	26%H	19%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.347 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.4
Fidelity Series Government Money Market Fund 2.12%	8.9
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Intrinsic Opportunities Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Large Cap Stock Fund	4.5
Fidelity Series Growth Company Fund	4.2
75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	16.4%
Bond Funds	41.3%
Short-Term Funds	11.4%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $6,963,454)	6,980,000	6,962,914
	Shares	Value

Domestic Equity Funds - 30.8%
Fidelity Series All-Sector Equity Fund (b)	7,658,881	$104,237,365
Fidelity Series Blue Chip Growth Fund (b)	13,099,158	200,417,110
Fidelity Series Commodity Strategy Fund (b)	38,185,260	190,926,300
Fidelity Series Growth Company Fund (b)	19,881,835	401,811,889
Fidelity Series Intrinsic Opportunities Fund (b)	26,628,510	488,100,596
Fidelity Series Large Cap Stock Fund (b)	26,863,876	427,941,546
Fidelity Series Large Cap Value Index Fund (b)	9,184,646	121,237,328
Fidelity Series Opportunistic Insights Fund (b)	10,962,366	217,602,974
Fidelity Series Small Cap Discovery Fund (b)	4,752,915	57,747,920
Fidelity Series Small Cap Opportunities Fund (b)	11,968,751	175,820,954
Fidelity Series Stock Selector Large Cap Value Fund (b)	24,529,834	324,284,401
Fidelity Series Value Discovery Fund (b)	16,856,316	230,762,968
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,013,102,833)		2,940,891,351

International Equity Funds - 16.4%
Fidelity Series Canada Fund (b)	4,212,192	45,533,790
Fidelity Series Emerging Markets Fund (b)	2,124,534	20,586,736
Fidelity Series Emerging Markets Opportunities Fund (b)	24,635,965	472,764,169
Fidelity Series International Growth Fund (b)	27,776,770	455,539,033
Fidelity Series International Small Cap Fund (b)	6,080,028	108,832,500
Fidelity Series International Value Fund (b)	43,901,453	461,843,287
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,161,992,869)		1,565,099,515

Bond Funds - 41.3%
Fidelity Series Emerging Markets Debt Fund (b)	6,862,234	65,397,088
Fidelity Series Floating Rate High Income Fund (b)	2,348,381	22,356,586
Fidelity Series High Income Fund (b)	14,013,876	134,673,346
Fidelity Series Inflation-Protected Bond Index Fund (b)	69,490,388	674,751,670
Fidelity Series International Credit Fund (b)	527,686	5,187,152
Fidelity Series Investment Grade Bond Fund (b)	231,533,682	2,521,401,798
Fidelity Series Long-Term Treasury Bond Index Fund (b)	56,905,913	468,904,720
Fidelity Series Real Estate Income Fund (b)	4,047,514	43,632,202
TOTAL BOND FUNDS
(Cost $4,044,757,529)		3,936,304,562

Short-Term Funds - 11.4%
Fidelity Cash Central Fund, 2.11% (c)	13,952,759	13,955,550
Fidelity Series Government Money Market Fund 2.12% (b)(d)	843,781,001	843,781,001
Fidelity Series Short-Term Credit Fund (b)	23,286,742	229,607,272
TOTAL SHORT-TERM FUNDS
(Cost $1,090,261,051)		1,087,343,823
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,317,077,736)		9,536,602,165
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,222,720)
NET ASSETS - 100%		$9,532,379,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,504	Dec. 2018	$78,937,440	$1,452,217	$1,452,217
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	633	Dec. 2018	92,386,350	(110,178)	(110,178)
TOTAL FUTURES CONTRACTS					$1,342,039

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,755,063.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,713
Total	$56,713

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$105,566,561	$1	$109,407,302	$--	$40,106,846	$(36,266,106)	$--
Fidelity Series All-Sector Equity Fund	202,550,169	165,642	119,273,752	--	17,821,865	2,973,441	104,237,365
Fidelity Series Blue Chip Growth Fund	209,424,941	18,861,866	44,822,850	18,683,697	16,415,893	537,260	200,417,110
Fidelity Series Canada Fund	50,695,921	44,480	8,302,451	--	150,419	2,945,421	45,533,790
Fidelity Series Commodity Strategy Fund	214,500,126	26,473,497	34,262,949	11,474,253	(14,531,977)	(1,252,397)	190,926,300
Fidelity Series Emerging Markets Debt Fund	72,411,618	2,115,267	5,219,690	2,061,854	(192,210)	(3,717,897)	65,397,088
Fidelity Series Emerging Markets Fund	--	20,647,008	--	--	--	(60,272)	20,586,736
Fidelity Series Emerging Markets Opportunities Fund	567,323,168	19,277,116	44,269,796	--	4,838,181	(74,404,500)	472,764,169
Fidelity Series Floating Rate High Income Fund	23,739,962	637,234	2,042,272	614,954	(82,549)	104,211	22,356,586
Fidelity Series Government Money Market Fund 2.12%	1,087,835,535	130,846,320	374,900,854	9,813,245	--	--	843,781,001
Fidelity Series Growth Company Fund	432,334,504	327,473	92,082,102	--	42,975,194	18,256,820	401,811,889
Fidelity Series High Income Fund	148,415,499	4,173,453	19,083,941	4,057,611	(765,770)	1,934,105	134,673,346
Fidelity Series Inflation-Protected Bond Index Fund	199,093,014	500,074,055	21,995,353	632,749	(549,352)	(1,870,694)	674,751,670
Fidelity Series International Credit Fund	5,270,239	64,952	95,017	64,949	(1,322)	(51,700)	5,187,152
Fidelity Series International Growth Fund	522,861,176	447,505	74,893,359	--	24,509,876	(17,386,165)	455,539,033
Fidelity Series International Small Cap Fund	130,259,302	2,410,977	19,170,077	--	5,779,036	(10,446,738)	108,832,500
Fidelity Series International Value Fund	517,007,350	447,500	53,572,606	--	3,710,775	(5,749,732)	461,843,287
Fidelity Series Intrinsic Opportunities Fund	526,008,710	21,994,978	69,121,942	21,592,356	6,511,770	2,707,080	488,100,596
Fidelity Series Investment Grade Bond Fund	2,839,330,215	40,597,523	326,746,479	38,121,432	(14,687,457)	(17,092,004)	2,521,401,798
Fidelity Series Large Cap Stock Fund	468,089,078	27,655,756	89,839,128	27,279,056	6,297,421	15,738,419	427,941,546
Fidelity Series Large Cap Value Index Fund	131,206,403	101,894	18,797,821	--	2,088,173	6,638,679	121,237,328
Fidelity Series Long-Term Treasury Bond Index Fund	222,582,675	287,217,527	24,286,590	4,814,374	(548,000)	(16,060,892)	468,904,720
Fidelity Series Opportunistic Insights Fund	229,538,880	178,725	40,742,237	--	16,518,077	12,109,529	217,602,974
Fidelity Series Real Estate Equity Fund	40,229,865	286,682	41,604,622	251,884	6,843,030	(5,754,955)	--
Fidelity Series Real Estate Income Fund	45,268,860	1,945,253	3,877,160	1,878,975	225,064	70,185	43,632,202
Fidelity Series Short-Term Credit Fund	266,092,890	3,150,871	39,632,397	2,916,475	(544,484)	540,392	229,607,272
Fidelity Series Small Cap Discovery Fund	62,450,884	3,708,234	7,624,147	3,648,644	713,232	(1,500,283)	57,747,920
Fidelity Series Small Cap Opportunities Fund	190,744,879	13,804,967	36,025,212	13,648,437	8,560,808	(1,264,488)	175,820,954
Fidelity Series Stock Selector Large Cap Value Fund	357,360,316	278,813	56,973,360	--	11,923,124	11,695,508	324,284,401
Fidelity Series Value Discovery Fund	253,985,129	197,475	37,652,579	--	9,584,673	4,648,270	230,762,968
	$10,122,177,869	$1,128,133,044	$1,816,318,045	$161,554,945	$193,670,336	$(111,979,503)	$9,515,683,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,962,914	$--	$6,962,914	$--
Domestic Equity Funds	2,940,891,351	2,940,891,351	--	--
International Equity Funds	1,565,099,515	1,565,099,515	--	--
Bond Funds	3,936,304,562	3,936,304,562	--	--
Short-Term Funds	1,087,343,823	1,087,343,823	--	--
Total Investments in Securities:	$9,536,602,165	$9,529,639,251	$6,962,914	$--
Derivative Instruments:
Assets
Futures Contracts	$1,452,217	$1,452,217	$--	$--
Total Assets	$1,452,217	$1,452,217	$--	$--
Liabilities
Futures Contracts	$(110,178)	$(110,178)	$--	$--
Total Liabilities	$(110,178)	$(110,178)	$--	$--
Total Derivative Instruments:	$1,342,039	$1,342,039	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,452,217	$(110,178)
Total Equity Risk	1,452,217	(110,178)
Total Value of Derivatives	$1,452,217	$(110,178)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,963,454)	$6,962,914
Fidelity Central Funds (cost $13,955,550)	13,955,550
Other affiliated issuers (cost $8,296,158,732)	9,515,683,701
Total Investment in Securities (cost $8,317,077,736)		$9,536,602,165
Receivable for investments sold		19,451,157
Receivable for fund shares sold		151,139,181
Distributions receivable from Fidelity Central Funds		20,143
Total assets		9,707,212,646
Liabilities
Payable for investments purchased	$15,312,677
Payable for fund shares redeemed	154,742,851
Accrued management fee	4,235,571
Payable for daily variation margin on futures contracts	542,102
Total liabilities		174,833,201
Net Assets		$9,532,379,445
Net Assets consist of:
Paid in capital		$8,004,819,143
Undistributed net investment income		62,789,082
Accumulated undistributed net realized gain (loss) on investments		243,904,752
Net unrealized appreciation (depreciation) on investments		1,220,866,468
Net Assets		$9,532,379,445
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,221,028,753 ÷ 393,516,799 shares)		$13.27
Class K:
Net Asset Value, offering price and redemption price per share ($3,944,021,176 ÷ 297,621,143 shares)		$13.25
Class K6:
Net Asset Value, offering price and redemption price per share ($367,329,516 ÷ 27,706,572 shares)		$13.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$89,189,405
Interest		27,693
Income from Fidelity Central Funds		56,713
Total income		89,273,811
Expenses
Management fee	$26,301,567
Independent trustees' fees and expenses	24,338
Total expenses before reductions	26,325,905
Expense reductions	(55)
Total expenses after reductions		26,325,850
Net investment income (loss)		62,947,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(192)
Other affiliated issuers	193,670,336
Futures contracts	(4,911,076)
Capital gain distributions from underlying funds:
Affiliated issuers	72,365,540
Total net realized gain (loss)		261,124,608
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(496)
Affiliated issuers	(111,979,503)
Futures contracts	1,342,039
Total change in net unrealized appreciation (depreciation)		(110,637,960)
Net gain (loss)		150,486,648
Net increase (decrease) in net assets resulting from operations		$213,434,609

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,947,961	$141,540,775
Net realized gain (loss)	261,124,608	463,661,846
Change in net unrealized appreciation (depreciation)	(110,637,960)	46,350,154
Net increase (decrease) in net assets resulting from operations	213,434,609	651,552,775
Distributions to shareholders from net investment income	(16,218,290)	(138,935,375)
Distributions to shareholders from net realized gain	(243,245,554)	(291,414,799)
Total distributions	(259,463,844)	(430,350,174)
Share transactions - net increase (decrease)	(540,504,439)	4,570,397,075
Total increase (decrease) in net assets	(586,533,674)	4,791,599,676
Net Assets
Beginning of period	10,118,913,119	5,327,313,443
End of period	$9,532,379,445	$10,118,913,119
Other Information
Undistributed net investment income end of period	$62,789,082	$16,059,411

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.33	$12.82	$12.03	$12.92	$12.91	$12.28
Income from Investment Operations
Net investment income (loss)A	.08	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.21	.97	1.04	(.46)	.57	.91
Total from investment operations	.29	1.16	1.25	(.23)	.80	1.09
Distributions from net investment income	(.02)	(.19)	(.21)	(.23)	(.25)	(.18)
Distributions from net realized gain	(.32)	(.46)	(.24)	(.43)	(.54)	(.28)
Total distributions	(.35)B	(.65)	(.46)C	(.66)	(.79)	(.46)
Net asset value, end of period	$13.27	$13.33	$12.82	$12.03	$12.92	$12.91
Total ReturnD,E	2.16%	9.15%	10.63%	(1.83)%	6.42%	8.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.48%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.57%H	.48%	-%	-%	-%	-%
Expenses net of all reductions	.57%H	.48%	-%	-%	-%	-%
Net investment income (loss)	1.24%H	1.40%	1.69%	1.87%	1.83%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,221,029	$5,380,580	$5,327,313	$5,354,142	$6,056,161	$6,388,485
Portfolio turnover rateG	23%H	23%J	21%	17%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.324 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than $.005 per share.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.09	.22
Net realized and unrealized gain (loss)	.20	.34
Total from investment operations	.29	.56
Distributions from net investment income	(.02)	(.18)
Distributions from net realized gain	(.32)	(.29)
Total distributions	(.35)C	(.46)D
Net asset value, end of period	$13.25	$13.31
Total ReturnE,F	2.17%	4.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.51%I,J
Expenses net of fee waivers, if any	.50%I	.51%I,J
Expenses net of all reductions	.50%I	.51%I,J
Net investment income (loss)	1.31%I	2.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,944,021	$4,624,065
Portfolio turnover rateH	23%I	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.324 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.09	.21
Net realized and unrealized gain (loss)	.21	.55
Total from investment operations	.30	.76
Distributions from net investment income	(.03)	(.18)
Distributions from net realized gain	(.32)	(.29)
Total distributions	(.36)C	(.47)
Net asset value, end of period	$13.26	$13.32
Total ReturnD,E	2.24%	5.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	.42%H
Expenses net of fee waivers, if any	.41%H	.42%H
Expenses net of all reductions	.41%H	.42%H
Net investment income (loss)	1.40%H	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$367,330	$114,268
Portfolio turnover rateG	23%H	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.324 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.4
Fidelity Series Government Money Market Fund 2.12%	6.7
Fidelity Series Intrinsic Opportunities Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Growth Company Fund	5.0
73.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.0%
International Equity Funds	18.8%
Bond Funds	36.5%
Short-Term Funds	8.7%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $20,684,518)	20,740,000	20,682,973
	Shares	Value

Domestic Equity Funds - 36.0%
Fidelity Series All-Sector Equity Fund (b)	27,901,675	$379,741,798
Fidelity Series Blue Chip Growth Fund (b)	47,180,854	721,867,065
Fidelity Series Commodity Strategy Fund (b)	115,360,190	576,800,948
Fidelity Series Growth Company Fund (b)	71,744,072	1,449,947,705
Fidelity Series Intrinsic Opportunities Fund (b)	95,774,150	1,755,540,176
Fidelity Series Large Cap Stock Fund (b)	96,968,323	1,544,705,386
Fidelity Series Large Cap Value Index Fund (b)	33,002,026	435,626,739
Fidelity Series Opportunistic Insights Fund (b)	39,499,537	784,065,805
Fidelity Series Small Cap Discovery Fund (b)	16,912,504	205,486,924
Fidelity Series Small Cap Opportunities Fund (b)	43,090,956	633,006,149
Fidelity Series Stock Selector Large Cap Value Fund (b)	88,498,465	1,169,949,712
Fidelity Series Value Discovery Fund (b)	60,755,485	831,742,593
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,381,363,828)		10,488,481,000

International Equity Funds - 18.8%
Fidelity Series Canada Fund (b)	15,702,480	169,743,805
Fidelity Series Emerging Markets Fund (b)	4,980,307	48,259,173
Fidelity Series Emerging Markets Opportunities Fund (b)	85,388,757	1,638,610,256
Fidelity Series International Growth Fund (b)	97,581,000	1,600,328,399
Fidelity Series International Small Cap Fund (b)	21,324,242	381,703,938
Fidelity Series International Value Fund (b)	154,295,465	1,623,188,288
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,160,105,513)		5,461,833,859

Bond Funds - 36.5%
Fidelity Series Emerging Markets Debt Fund (b)	20,245,743	192,941,935
Fidelity Series Floating Rate High Income Fund (b)	7,073,863	67,343,177
Fidelity Series High Income Fund (b)	43,144,010	414,613,939
Fidelity Series Inflation-Protected Bond Index Fund (b)	155,310,033	1,508,060,418
Fidelity Series International Credit Fund (b)	1,792,036	17,615,710
Fidelity Series Investment Grade Bond Fund (b)	625,929,878	6,816,376,369
Fidelity Series Long-Term Treasury Bond Index Fund (b)	177,442,343	1,462,124,903
Fidelity Series Real Estate Income Fund (b)	12,447,953	134,188,936
TOTAL BOND FUNDS
(Cost $10,980,191,105)		10,613,265,387

Short-Term Funds - 8.7%
Fidelity Cash Central Fund, 2.11% (c)	42,140,236	42,148,664
Fidelity Series Government Money Market Fund 2.12% (b)(d)	1,944,540,655	1,944,540,655
Fidelity Series Short-Term Credit Fund (b)	55,059,947	542,891,082
TOTAL SHORT-TERM FUNDS
(Cost $2,536,671,980)		2,529,580,401
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $25,079,016,944)		29,113,843,620
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,640,031)
NET ASSETS - 100%		$29,099,203,589

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,535	Dec. 2018	$238,019,475	$4,376,008	$4,376,008
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,796	Dec. 2018	262,126,200	(307,900)	(307,900)
TOTAL FUTURES CONTRACTS					$4,068,108

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,053,430.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$162,964
Total	$162,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$360,400,417	$18	$373,452,465	$--	$134,660,262	$(121,608,232)	$--
Fidelity Series All-Sector Equity Fund	691,515,664	5,912,990	390,346,648	--	47,833,809	24,825,983	379,741,798
Fidelity Series Blue Chip Growth Fund	714,854,503	73,434,189	123,409,663	67,214,282	43,462,382	13,525,654	721,867,065
Fidelity Series Canada Fund	169,349,670	648,026	10,636,089	--	129,982	10,252,216	169,743,805
Fidelity Series Commodity Strategy Fund	638,248,050	78,993,185	92,859,241	34,628,683	(45,876,779)	(1,704,267)	576,800,948
Fidelity Series Emerging Markets Debt Fund	209,218,641	6,706,916	11,624,759	6,022,733	(499,589)	(10,859,274)	192,941,935
Fidelity Series Emerging Markets Fund	--	48,402,903	--	--	--	(143,730)	48,259,173
Fidelity Series Emerging Markets Opportunities Fund	1,848,959,268	123,491,002	102,599,769	--	(746,065)	(230,494,180)	1,638,610,256
Fidelity Series Floating Rate High Income Fund	69,635,549	2,114,433	4,473,612	1,829,305	(122,884)	189,691	67,343,177
Fidelity Series Government Money Market Fund 2.12%	2,454,122,385	321,786,452	831,368,182	22,641,479	--	--	1,944,540,655
Fidelity Series Growth Company Fund	1,469,022,731	5,359,767	237,023,800	--	93,373,769	119,215,238	1,449,947,705
Fidelity Series High Income Fund	434,030,687	13,681,073	36,622,814	12,260,125	(1,265,562)	4,790,555	414,613,939
Fidelity Series Inflation-Protected Bond Index Fund	347,776,727	1,194,769,059	28,339,402	1,379,976	(648,563)	(5,497,403)	1,508,060,418
Fidelity Series International Credit Fund	17,926,241	220,920	351,103	220,920	(4,832)	(175,516)	17,615,710
Fidelity Series International Growth Fund	1,737,696,795	6,165,398	168,803,959	--	43,054,241	(17,784,076)	1,600,328,399
Fidelity Series International Small Cap Fund	434,859,065	12,224,124	49,635,188	--	9,108,149	(24,852,212)	381,703,938
Fidelity Series International Value Fund	1,726,630,081	6,581,315	104,401,927	--	3,185,545	(8,806,726)	1,623,188,288
Fidelity Series Intrinsic Opportunities Fund	1,772,722,653	84,228,130	130,872,669	77,651,229	11,980,201	17,481,861	1,755,540,176
Fidelity Series Investment Grade Bond Fund	7,589,645,384	130,699,952	818,830,011	102,923,588	(43,165,455)	(41,973,501)	6,816,376,369
Fidelity Series Large Cap Stock Fund	1,614,989,603	102,266,670	248,681,205	96,277,444	10,554,794	65,575,524	1,544,705,386
Fidelity Series Large Cap Value Index Fund	448,080,326	1,673,594	44,586,413	--	4,293,345	26,165,887	435,626,739
Fidelity Series Long-Term Treasury Bond Index Fund	665,667,185	883,693,252	35,609,154	13,856,674	(144,171)	(51,482,209)	1,462,124,903
Fidelity Series Opportunistic Insights Fund	783,485,090	2,927,703	101,693,495	--	27,776,159	71,570,348	784,065,805
Fidelity Series Real Estate Equity Fund	138,627,411	1,050,429	143,649,574	919,961	17,526,868	(13,555,134)	--
Fidelity Series Real Estate Income Fund	135,680,911	6,271,124	8,623,823	5,733,380	(24,741)	885,465	134,188,936
Fidelity Series Short-Term Credit Fund	587,623,481	8,924,659	53,652,115	6,544,973	(659,181)	654,238	542,891,082
Fidelity Series Small Cap Discovery Fund	213,189,712	13,443,747	18,319,251	12,594,460	814,202	(3,641,486)	205,486,924
Fidelity Series Small Cap Opportunities Fund	651,074,180	51,481,288	92,958,343	49,078,326	15,604,718	7,804,306	633,006,149
Fidelity Series Stock Selector Large Cap Value Fund	1,220,429,926	4,574,271	137,418,773	--	5,123,409	77,240,879	1,169,949,712
Fidelity Series Value Discovery Fund	867,290,850	5,047,119	90,171,026	--	16,315,887	33,259,763	831,742,593
	$30,012,753,186	$3,196,773,708	$4,491,014,473	$511,777,538	$391,639,900	$(59,140,338)	$29,051,011,983

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$20,682,973	$--	$20,682,973	$--
Domestic Equity Funds	10,488,481,000	10,488,481,000	--	--
International Equity Funds	5,461,833,859	5,461,833,859	--	--
Bond Funds	10,613,265,387	10,613,265,387	--	--
Short-Term Funds	2,529,580,401	2,529,580,401	--	--
Total Investments in Securities:	$29,113,843,620	$29,093,160,647	$20,682,973	$--
Derivative Instruments:
Assets
Futures Contracts	$4,376,008	$4,376,008	$--	$--
Total Assets	$4,376,008	$4,376,008	$--	$--
Liabilities
Futures Contracts	$(307,900)	$(307,900)	$--	$--
Total Liabilities	$(307,900)	$(307,900)	$--	$--
Total Derivative Instruments:	$4,068,108	$4,068,108	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type(a)	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,376,008	$(307,900)
Total Equity Risk	4,376,008	(307,900)
Total Value of Derivatives	$4,376,008	$(307,900)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,684,518)	$20,682,973
Fidelity Central Funds (cost $42,148,664)	42,148,664
Other affiliated issuers (cost $25,016,183,762)	29,051,011,983
Total Investment in Securities (cost $25,079,016,944)		$29,113,843,620
Receivable for investments sold		37,923,786
Receivable for fund shares sold		514,747,929
Distributions receivable from Fidelity Central Funds		60,894
Other receivables		212,156
Total assets		29,666,788,385
Liabilities
Payable for investments purchased	$33,203,900
Payable for fund shares redeemed	518,888,158
Accrued management fee	13,626,759
Payable for daily variation margin on futures contracts	1,653,823
Other payables and accrued expenses	212,156
Total liabilities		567,584,796
Net Assets		$29,099,203,589
Net Assets consist of:
Paid in capital		$24,306,599,649
Undistributed net investment income		169,346,562
Accumulated undistributed net realized gain (loss) on investments		584,362,594
Net unrealized appreciation (depreciation) on investments		4,038,894,784
Net Assets		$29,099,203,589
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,864,323,624 ÷ 779,070,636 shares)		$16.51
Class K:
Net Asset Value, offering price and redemption price per share ($14,833,133,079 ÷ 899,112,347 shares)		$16.50
Class K6:
Net Asset Value, offering price and redemption price per share ($1,401,746,886 ÷ 84,913,068 shares)		$16.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$253,523,770
Interest		86,552
Income from Fidelity Central Funds		162,964
Total income		253,773,286
Expenses
Management fee	$83,688,050
Independent trustees' fees and expenses	72,715
Total expenses before reductions	83,760,765
Expense reductions	(13)
Total expenses after reductions		83,760,752
Net investment income (loss)		170,012,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(181)
Other affiliated issuers	391,639,900
Futures contracts	(15,516,827)
Capital gain distributions from underlying funds:
Affiliated issuers	258,253,768
Total net realized gain (loss)		634,376,660
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,416)
Affiliated issuers	(59,140,338)
Futures contracts	4,068,108
Total change in net unrealized appreciation (depreciation)		(55,073,646)
Net gain (loss)		579,303,014
Net increase (decrease) in net assets resulting from operations		$749,315,548

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,012,534	$395,829,727
Net realized gain (loss)	634,376,660	1,249,079,495
Change in net unrealized appreciation (depreciation)	(55,073,646)	265,229,829
Net increase (decrease) in net assets resulting from operations	749,315,548	1,910,139,051
Distributions to shareholders from net investment income	(35,844,885)	(388,661,235)
Distributions to shareholders from net realized gain	(703,638,216)	(719,753,000)
Total distributions	(739,483,101)	(1,108,414,235)
Share transactions - net increase (decrease)	(912,760,404)	16,921,166,403
Total increase (decrease) in net assets	(902,927,957)	17,722,891,219
Net Assets
Beginning of period	30,002,131,546	12,279,240,327
End of period	$29,099,203,589	$30,002,131,546
Other Information
Undistributed net investment income end of period	$169,346,562	$35,178,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.51	$15.70	$14.63	$15.76	$15.81	$14.94
Income from Investment Operations
Net investment income (loss)A	.09	.22	.25	.28	.28	.23
Net realized and unrealized gain (loss)	.32	1.34	1.40	(.60)	.73	1.22
Total from investment operations	.41	1.56	1.65	(.32)	1.01	1.45
Distributions from net investment income	(.02)	(.22)	(.26)	(.28)	(.29)	(.23)
Distributions from net realized gain	(.39)	(.52)	(.32)	(.53)	(.77)	(.36)
Total distributions	(.41)	(.75)B	(.58)	(.81)	(1.06)	(.58)C
Net asset value, end of period	$16.51	$16.51	$15.70	$14.63	$15.76	$15.81
Total ReturnD,E	2.50%	10.01%	11.57%	(2.10)%	6.71%	9.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.52%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.61%H	.52%	-%	-%	-%	-%
Expenses net of all reductions	.61%H	.52%	-%	-%	-%	-%
Net investment income (loss)	1.10%H	1.34%	1.69%	1.83%	1.83%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$12,864,324	$12,916,078	$12,279,240	$11,732,980	$12,868,898	$13,343,983
Portfolio turnover rateG	22%H	21%J	19%	17%	17%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.10	.27
Net realized and unrealized gain (loss)	.32	.50
Total from investment operations	.42	.77
Distributions from net investment income	(.02)	(.21)
Distributions from net realized gain	(.39)	(.31)
Total distributions	(.41)	(.52)
Net asset value, end of period	$16.50	$16.49
Total ReturnC,D	2.57%	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.54%G
Expenses net of fee waivers, if any	.53%G	.54%G
Expenses net of all reductions	.53%G	.54%G
Net investment income (loss)	1.18%G	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,833,133	$16,611,072
Portfolio turnover rateF	22%G	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.10	.24
Net realized and unrealized gain (loss)	.33	.79
Total from investment operations	.43	1.03
Distributions from net investment income	(.03)	(.22)
Distributions from net realized gain	(.39)	(.31)
Total distributions	(.42)	(.53)
Net asset value, end of period	$16.51	$16.50
Total ReturnC,D	2.64%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%G
Expenses net of fee waivers, if any	.43%G	.44%G
Expenses net of all reductions	.43%G	.44%G
Net investment income (loss)	1.28%G	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,401,747	$474,981
Portfolio turnover rateF	22%G	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.8
Fidelity Series Intrinsic Opportunities Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series International Value Fund	6.2
Fidelity Series International Growth Fund	6.2
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series Growth Company Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Government Money Market Fund 2.12%	4.6
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.9%
International Equity Funds	20.9%
Bond Funds	32.2%
Short-Term Funds	6.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $19,442,444)	19,490,000	19,440,982
	Shares	Value

Domestic Equity Funds - 40.9%
Fidelity Series All-Sector Equity Fund (b)	30,302,311	$412,414,456
Fidelity Series Blue Chip Growth Fund (b)	50,976,342	779,938,038
Fidelity Series Commodity Strategy Fund (b)	110,170,047	550,850,234
Fidelity Series Growth Company Fund (b)	77,589,531	1,568,084,421
Fidelity Series Intrinsic Opportunities Fund (b)	102,930,239	1,886,711,284
Fidelity Series Large Cap Stock Fund (b)	104,879,975	1,670,737,995
Fidelity Series Large Cap Value Index Fund (b)	35,606,853	470,010,462
Fidelity Series Opportunistic Insights Fund (b)	42,684,373	847,284,803
Fidelity Series Small Cap Discovery Fund (b)	18,261,335	221,875,223
Fidelity Series Small Cap Opportunities Fund (b)	46,547,929	683,789,084
Fidelity Series Stock Selector Large Cap Value Fund (b)	95,699,550	1,265,148,047
Fidelity Series Value Discovery Fund (b)	65,662,320	898,917,161
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,187,698,363)		11,255,761,208

International Equity Funds - 20.9%
Fidelity Series Canada Fund (b)	16,156,197	174,648,485
Fidelity Series Emerging Markets Fund (b)	5,764,656	55,859,521
Fidelity Series Emerging Markets Opportunities Fund (b)	89,442,930	1,716,409,834
Fidelity Series International Growth Fund (b)	103,044,534	1,689,930,355
Fidelity Series International Small Cap Fund (b)	22,449,718	401,849,944
Fidelity Series International Value Fund (b)	162,577,898	1,710,319,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,533,831,290)		5,749,017,629

Bond Funds - 32.2%
Fidelity Series Emerging Markets Debt Fund (b)	18,481,956	176,133,041
Fidelity Series Floating Rate High Income Fund (b)	6,637,878	63,192,596
Fidelity Series High Income Fund (b)	40,188,331	386,209,861
Fidelity Series Inflation-Protected Bond Index Fund (b)	115,530,452	1,121,800,684
Fidelity Series International Credit Fund (b)	1,540,231	15,140,469
Fidelity Series Investment Grade Bond Fund (b)	501,829,516	5,464,923,433
Fidelity Series Long-Term Treasury Bond Index Fund (b)	184,541,040	1,520,618,174
Fidelity Series Real Estate Income Fund (b)	11,609,758	125,153,191
TOTAL BOND FUNDS
(Cost $9,171,160,909)		8,873,171,449

Short-Term Funds - 6.0%
Fidelity Cash Central Fund, 2.11% (c)	41,037,700	41,045,907
Fidelity Series Government Money Market Fund 2.12% (b)(d)	1,253,497,910	1,253,497,910
Fidelity Series Short-Term Credit Fund (b)	37,391,811	368,683,260
TOTAL SHORT-TERM FUNDS
(Cost $1,668,019,128)		1,663,227,077
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $23,580,152,134)		27,560,618,345
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,682,467)
NET ASSETS - 100%		$27,545,935,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,728	Dec. 2018	$195,664,080	$3,633,712	$3,633,712
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,696	Dec. 2018	247,531,200	(288,162)	(288,162)
TOTAL FUTURES CONTRACTS					$3,345,550

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,876,324.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$153,942
Total	$153,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$366,746,530	$384	$382,199,252	$--	$139,134,622	$(123,682,284)	$--
Fidelity Series All-Sector Equity Fund	705,221,492	15,551,846	384,070,279	--	36,458,834	39,252,563	412,414,456
Fidelity Series Blue Chip Growth Fund	728,890,637	88,795,941	94,156,576	72,350,827	22,684,036	33,724,000	779,938,038
Fidelity Series Canada Fund	169,257,716	3,477,368	8,571,760	--	116,918	10,368,243	174,648,485
Fidelity Series Commodity Strategy Fund	582,964,326	81,295,478	68,462,613	32,961,333	(28,404,874)	(16,542,083)	550,850,234
Fidelity Series Emerging Markets Debt Fund	184,835,032	8,877,984	7,483,112	5,408,566	(411,653)	(9,685,210)	176,133,041
Fidelity Series Emerging Markets Fund	--	55,960,024	--	--	--	(100,503)	55,859,521
Fidelity Series Emerging Markets Opportunities Fund	1,817,196,161	193,452,530	63,823,094	--	(3,018,174)	(227,397,589)	1,716,409,834
Fidelity Series Floating Rate High Income Fund	62,801,027	3,130,310	2,803,707	1,683,568	(63,140)	128,106	63,192,596
Fidelity Series Government Money Market Fund 2.12%	1,735,916,271	172,279,209	654,697,570	15,253,300	--	--	1,253,497,910
Fidelity Series Growth Company Fund	1,493,068,097	31,322,027	177,032,286	--	36,615,397	184,111,186	1,568,084,421
Fidelity Series High Income Fund	387,878,745	18,504,114	23,389,205	11,220,336	(589,516)	3,805,723	386,209,861
Fidelity Series Inflation-Protected Bond Index Fund	222,364,297	911,178,259	6,827,308	988,660	(23,267)	(4,891,297)	1,121,800,684
Fidelity Series International Credit Fund	15,496,785	191,690	392,105	190,980	(5,113)	(150,788)	15,140,469
Fidelity Series International Growth Fund	1,728,455,734	43,212,609	108,064,363	--	15,054,172	11,272,203	1,689,930,355
Fidelity Series International Small Cap Fund	431,342,797	8,755,526	21,742,015	--	1,443,936	(17,950,300)	401,849,944
Fidelity Series International Value Fund	1,725,207,204	62,987,330	73,295,750	--	(538,505)	(4,040,789)	1,710,319,490
Fidelity Series Intrinsic Opportunities Fund	1,796,627,752	121,591,534	59,030,567	83,401,306	1,578,802	25,943,763	1,886,711,284
Fidelity Series Investment Grade Bond Fund	5,978,177,564	195,897,113	641,768,213	81,796,113	(28,536,206)	(38,846,825)	5,464,923,433
Fidelity Series Large Cap Stock Fund	1,631,361,660	135,740,643	174,727,221	101,329,164	6,575,880	71,787,033	1,670,737,995
Fidelity Series Large Cap Value Index Fund	457,041,989	9,676,985	28,662,009	--	999,171	30,954,326	470,010,462
Fidelity Series Long-Term Treasury Bond Index Fund	610,405,640	976,089,648	14,154,094	14,920,890	(230,741)	(51,492,279)	1,520,618,174
Fidelity Series Opportunistic Insights Fund	798,825,062	17,066,251	71,713,173	--	5,365,848	97,740,815	847,284,803
Fidelity Series Real Estate Equity Fund	142,057,130	1,088,209	147,363,842	964,911	10,969,915	(6,751,412)	--
Fidelity Series Real Estate Income Fund	121,846,965	8,009,657	5,442,189	5,285,335	(80,098)	818,856	125,153,191
Fidelity Series Short-Term Credit Fund	397,592,784	13,176,053	42,081,652	4,455,640	(495,834)	491,909	368,683,260
Fidelity Series Small Cap Discovery Fund	217,412,216	17,811,259	10,236,357	13,071,975	(155,699)	(2,956,196)	221,875,223
Fidelity Series Small Cap Opportunities Fund	663,854,507	66,759,576	69,193,679	52,816,971	8,136,431	14,232,249	683,789,084
Fidelity Series Stock Selector Large Cap Value Fund	1,244,944,162	26,153,549	91,381,663	--	9,787	85,422,212	1,265,148,047
Fidelity Series Value Discovery Fund	884,624,024	18,724,436	56,090,981	--	716,663	50,943,019	898,917,161
Total	$27,302,414,306	$3,306,757,542	$3,488,856,635	$498,099,875	$223,307,592	$156,508,651	$27,500,131,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$19,440,982	$--	$19,440,982	$--
Domestic Equity Funds	11,255,761,208	11,255,761,208	--	--
International Equity Funds	5,749,017,629	5,749,017,629	--	--
Bond Funds	8,873,171,449	8,873,171,449	--	--
Short-Term Funds	1,663,227,077	1,663,227,077	--	--
Total Investments in Securities:	$27,560,618,345	$27,541,177,363	$19,440,982	$--
Derivative Instruments:
Assets
Futures Contracts	$3,633,712	$3,633,712	$--	$--
Total Assets	$3,633,712	$3,633,712	$--	$--
Liabilities
Futures Contracts	$(288,162)	$(288,162)	$--	$--
Total Liabilities	$(288,162)	$(288,162)	$--	$--
Total Derivative Instruments:	$3,345,550	$3,345,550	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,633,712	$(288,162)
Total Equity Risk	3,633,712	(288,162)
Total Value of Derivatives	$3,633,712	$(288,162)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,442,444)	$19,440,982
Fidelity Central Funds (cost $41,045,907)	41,045,907
Other affiliated issuers (cost $23,519,663,783)	27,500,131,456
Total Investment in Securities (cost $23,580,152,134)		$27,560,618,345
Receivable for investments sold		45,676,268
Receivable for fund shares sold		629,791,752
Distributions receivable from Fidelity Central Funds		58,853
Total assets		28,236,145,218
Liabilities
Payable for investments purchased	$52,497,661
Payable for fund shares redeemed	622,403,206
Accrued management fee	13,618,137
Payable for daily variation margin on futures contracts	1,690,336
Total liabilities		690,209,340
Net Assets		$27,545,935,878
Net Assets consist of:
Paid in capital		$22,983,958,524
Undistributed net investment income		140,625,726
Accumulated undistributed net realized gain (loss) on investments		437,539,867
Net unrealized appreciation (depreciation) on investments		3,983,811,761
Net Assets		$27,545,935,878
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($11,181,853,747 ÷ 775,112,675 shares)		$14.43
Class K:
Net Asset Value, offering price and redemption price per share ($14,621,522,701 ÷ 1,014,803,262 shares)		$14.41
Class K6:
Net Asset Value, offering price and redemption price per share ($1,742,559,430 ÷ 120,774,335 shares)		$14.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$222,419,803
Interest		86,188
Income from Fidelity Central Funds		153,942
Total income		222,659,933
Expenses
Management fee	$82,393,147
Independent trustees' fees and expenses	66,851
Total expenses before reductions	82,459,998
Expense reductions	(12)
Total expenses after reductions		82,459,986
Net investment income (loss)		140,199,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	153
Other affiliated issuers	223,307,592
Futures contracts	(16,107,477)
Capital gain distributions from underlying funds:
Affiliated issuers	275,680,072
Total net realized gain (loss)		482,880,340
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,345)
Affiliated issuers	156,508,651
Futures contracts	3,345,550
Total change in net unrealized appreciation (depreciation)		159,852,856
Net gain (loss)		642,733,196
Net increase (decrease) in net assets resulting from operations		$782,933,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,199,947	$338,806,701
Net realized gain (loss)	482,880,340	1,044,395,111
Change in net unrealized appreciation (depreciation)	159,852,856	390,546,666
Net increase (decrease) in net assets resulting from operations	782,933,143	1,773,748,478
Distributions to shareholders from net investment income	(20,792,240)	(337,178,441)
Distributions to shareholders from net realized gain	(610,170,349)	(559,307,494)
Total distributions	(630,962,589)	(896,485,935)
Share transactions - net increase (decrease)	102,036,675	16,650,118,805
Total increase (decrease) in net assets	254,007,229	17,527,381,348
Net Assets
Beginning of period	27,291,928,649	9,764,547,301
End of period	$27,545,935,878	$27,291,928,649
Other Information
Undistributed net investment income end of period	$140,625,726	$21,218,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.50	$12.49	$13.51	$13.49	$12.58
Income from Investment Operations
Net investment income (loss)A	.07	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	.34	1.26	1.30	(.54)	.69	1.30
Total from investment operations	.41	1.44	1.51	(.32)	.93	1.50
Distributions from net investment income	(.01)	(.18)	(.21)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.32)	(.41)	(.29)	(.47)	(.66)	(.39)
Total distributions	(.33)	(.59)	(.50)	(.70)	(.91)	(.59)
Net asset value, end of period	$14.43	$14.35	$13.50	$12.49	$13.51	$13.49
Total ReturnB,C	2.88%	10.81%	12.46%	(2.50)%	7.23%	12.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%F	.56%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.65%F	.56%G	-%	-%	-%	-%
Expenses net of all reductions	.65%F	.56%G	-%	-%	-%	-%
Net investment income (loss)	.96%F	1.28%	1.66%	1.75%	1.81%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$11,181,854	$10,923,217	$9,764,547	$8,717,568	$9,054,681	$8,865,153
Portfolio turnover rateD	24%F	18%I	19%	17%	19%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.08	.23
Net realized and unrealized gain (loss)	.33	.50
Total from investment operations	.41	.73
Distributions from net investment income	(.01)	(.18)
Distributions from net realized gain	(.32)	(.24)
Total distributions	(.33)	(.42)
Net asset value, end of period	$14.41	$14.33
Total ReturnC,D	2.89%	5.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G	.58%G,H
Expenses net of fee waivers, if any	.57%G	.58%G,H
Expenses net of all reductions	.57%G	.58%G,H
Net investment income (loss)	1.05%G	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,621,523	$15,743,238
Portfolio turnover rateE	24%G	18%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.08	.21
Net realized and unrealized gain (loss)	.34	.76
Total from investment operations	.42	.97
Distributions from net investment income	(.02)	(.19)
Distributions from net realized gain	(.32)	(.24)
Total distributions	(.34)	(.42)C
Net asset value, end of period	$14.43	$14.35
Total ReturnD,E	2.96%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.46%H,I
Expenses net of fee waivers, if any	.45%H	.46%H,I
Expenses net of all reductions	.45%H	.46%H,I
Net investment income (loss)	1.16%H	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,742,559	$625,475
Portfolio turnover rateF	24%H	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	14.8
Fidelity Series Intrinsic Opportunities Fund	8.3
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Growth Company Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	4.0
74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	24.4%
Bond Funds	23.8%
Short-Term Funds	2.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.11% 10/4/18 to 12/6/18 (a)
(Cost $25,205,940)	25,260,000	25,204,030
	Shares	Value

Domestic Equity Funds - 49.7%
Fidelity Series All-Sector Equity Fund (b)	44,050,276	$599,524,254
Fidelity Series Blue Chip Growth Fund (b)	74,555,783	1,140,703,474
Fidelity Series Commodity Strategy Fund (b)	130,252,240	651,261,198
Fidelity Series Growth Company Fund (b)	112,903,677	2,281,783,314
Fidelity Series Intrinsic Opportunities Fund (b)	148,507,834	2,722,148,603
Fidelity Series Large Cap Stock Fund (b)	152,593,102	2,430,808,108
Fidelity Series Large Cap Value Index Fund (b)	51,897,098	685,041,696
Fidelity Series Opportunistic Insights Fund (b)	62,381,585	1,238,274,464
Fidelity Series Small Cap Discovery Fund (b)	26,055,621	316,575,795
Fidelity Series Small Cap Opportunities Fund (b)	68,156,053	1,001,212,413
Fidelity Series Stock Selector Large Cap Value Fund (b)	138,308,669	1,828,440,603
Fidelity Series Value Discovery Fund (b)	95,556,105	1,308,163,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,819,275,843)		16,203,936,994

International Equity Funds - 24.4%
Fidelity Series Canada Fund (b)	21,948,698	237,265,422
Fidelity Series Emerging Markets Fund (b)	3,400,900	32,954,720
Fidelity Series Emerging Markets Opportunities Fund (b)	121,836,204	2,338,036,755
Fidelity Series International Growth Fund (b)	144,054,803	2,362,498,763
Fidelity Series International Small Cap Fund (b)	31,288,983	560,072,787
Fidelity Series International Value Fund (b)	229,310,702	2,412,348,583
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,346,733,407)		7,943,177,030

Bond Funds - 23.8%
Fidelity Series Emerging Markets Debt Fund (b)	21,165,377	201,706,044
Fidelity Series Floating Rate High Income Fund (b)	7,555,495	71,928,312
Fidelity Series High Income Fund (b)	46,272,752	444,681,144
Fidelity Series Inflation-Protected Bond Index Fund (b)	20,070,118	194,880,847
Fidelity Series International Credit Fund (b)	1,508,083	14,824,460
Fidelity Series Investment Grade Bond Fund (b)	444,336,171	4,838,820,902
Fidelity Series Long-Term Treasury Bond Index Fund (b)	223,360,988	1,840,494,539
Fidelity Series Real Estate Income Fund (b)	13,346,860	143,879,149
TOTAL BOND FUNDS
(Cost $8,004,673,099)		7,751,215,397

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (c)	54,688,497	54,699,435
Fidelity Series Government Money Market Fund 2.12% (b)(d)	547,321,333	547,321,333
Fidelity Series Short-Term Credit Fund (b)	8,973,065	88,474,421
TOTAL SHORT-TERM FUNDS
(Cost $691,463,657)		690,495,189
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,887,351,946)		32,614,028,640
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(18,581,786)
NET ASSETS - 100%		$32,595,446,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	773	Dec. 2018	$76,353,075	$73,036	$73,036
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,316	Dec. 2018	279,010,260	4,533,104	4,533,104

TOTAL PURCHASED					4,606,140

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,691	Dec. 2018	392,751,450	(576,670)	(576,670)
TOTAL FUTURES CONTRACTS					$4,029,470

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,259,827.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$221,630
Total	$221,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$523,652,000	$24	$549,343,064	$--	$200,853,736	$(175,162,696)	$--
Fidelity Series All-Sector Equity Fund	1,006,674,195	22,105,224	537,576,734	--	51,276,421	57,045,148	599,524,254
Fidelity Series Blue Chip Growth Fund	1,040,466,499	129,307,574	107,580,334	105,831,273	22,646,957	55,862,778	1,140,703,474
Fidelity Series Canada Fund	235,908,154	5,112,459	18,402,531	--	335,871	14,311,469	237,265,422
Fidelity Series Commodity Strategy Fund	678,337,536	83,335,244	57,285,341	38,971,319	(23,483,368)	(29,642,873)	651,261,198
Fidelity Series Emerging Markets Debt Fund	210,639,143	10,437,695	7,837,060	6,179,255	(361,124)	(11,172,610)	201,706,044
Fidelity Series Emerging Markets Fund	--	32,487,281	--	--	--	467,439	32,954,720
Fidelity Series Emerging Markets Opportunities Fund	2,446,367,661	279,033,917	77,551,712	--	(3,375,147)	(306,437,964)	2,338,036,755
Fidelity Series Floating Rate High Income Fund	71,095,281	3,685,608	2,927,236	1,911,057	(32,913)	107,572	71,928,312
Fidelity Series Government Money Market Fund 2.12%	457,362,031	226,160,805	136,201,503	4,916,975	--	--	547,321,333
Fidelity Series Growth Company Fund	2,122,560,480	47,163,873	203,105,725	--	28,314,903	286,849,783	2,281,783,314
Fidelity Series High Income Fund	444,355,054	22,105,175	25,461,784	12,910,808	(746,610)	4,429,309	444,681,144
Fidelity Series Inflation-Protected Bond Index Fund	247,162,137	53,553,459	106,574,704	394,032	(2,173,611)	2,913,566	194,880,847
Fidelity Series International Credit Fund	15,086,864	185,988	296,613	185,928	(4,075)	(147,704)	14,824,460
Fidelity Series International Growth Fund	2,382,946,699	51,248,291	108,273,033	--	11,295,639	25,281,167	2,362,498,763
Fidelity Series International Small Cap Fund	594,583,372	12,662,974	24,214,228	--	1,226,184	(24,185,515)	560,072,787
Fidelity Series International Value Fund	2,404,694,160	106,423,632	92,694,257	--	(1,050,685)	(5,024,267)	2,412,348,583
Fidelity Series Intrinsic Opportunities Fund	2,568,837,729	182,683,247	68,157,071	120,288,014	727,007	38,057,691	2,722,148,603
Fidelity Series Investment Grade Bond Fund	4,977,920,975	278,109,296	359,592,418	69,992,733	(9,544,137)	(48,072,814)	4,838,820,902
Fidelity Series Large Cap Stock Fund	2,275,914,375	199,919,997	154,232,033	145,485,860	3,965,440	105,240,329	2,430,808,108
Fidelity Series Large Cap Value Index Fund	652,413,502	14,841,575	28,013,720	--	274,413	45,525,926	685,041,696
Fidelity Series Long-Term Treasury Bond Index Fund	706,504,608	1,224,965,093	25,227,049	17,613,147	(626,000)	(65,122,113)	1,840,494,539
Fidelity Series Opportunistic Insights Fund	1,140,294,140	25,645,066	75,420,844	--	4,699,953	143,056,149	1,238,274,464
Fidelity Series Real Estate Equity Fund	205,077,929	680,015	212,531,811	485,076	14,711,673	(7,937,806)	--
Fidelity Series Real Estate Income Fund	139,377,400	9,402,509	5,741,598	6,065,896	(40,571)	881,409	143,879,149
Fidelity Series Short-Term Credit Fund	88,680,442	3,874,426	4,079,896	1,018,804	(25,923)	25,372	88,474,421
Fidelity Series Small Cap Discovery Fund	310,348,477	26,328,041	15,638,080	18,659,360	(237,639)	(4,225,004)	316,575,795
Fidelity Series Small Cap Opportunities Fund	947,696,222	98,306,995	74,534,789	77,345,038	7,513,985	22,230,000	1,001,212,413
Fidelity Series Stock Selector Large Cap Value Fund	1,777,139,590	40,439,055	110,604,134	--	(703,827)	122,169,919	1,828,440,603
Fidelity Series Value Discovery Fund	1,262,780,275	28,774,334	57,181,244	--	348,018	73,441,689	1,308,163,072
	$31,934,876,930	$3,218,978,872	$3,246,280,546	$628,254,575	$305,784,570	$320,765,349	$32,534,125,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$25,204,030	$--	$25,204,030	$--
Domestic Equity Funds	16,203,936,994	16,203,936,994	--	--
International Equity Funds	7,943,177,030	7,943,177,030	--	--
Bond Funds	7,751,215,397	7,751,215,397	--	--
Short-Term Funds	690,495,189	690,495,189	--	--
Total Investments in Securities:	$32,614,028,640	$32,588,824,610	$25,204,030	$--
Derivative Instruments:
Assets
Futures Contracts	$4,606,140	$4,606,140	$--	$--
Total Assets	$4,606,140	$4,606,140	$--	$--
Liabilities
Futures Contracts	$(576,670)	$(576,670)	$--	$--
Total Liabilities	$(576,670)	$(576,670)	$--	$--
Total Derivative Instruments:	$4,029,470	$4,029,470	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,606,140	$(576,670)
Total Equity Risk	4,606,140	(576,670)
Total Value of Derivatives	$4,606,140	$(576,670)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,205,940)	$25,204,030
Fidelity Central Funds (cost $54,699,435)	54,699,435
Other affiliated issuers (cost $26,807,446,571)	32,534,125,175
Total Investment in Securities (cost $26,887,351,946)		$32,614,028,640
Receivable for investments sold		28,439,597
Receivable for fund shares sold		584,248,775
Distributions receivable from Fidelity Central Funds		79,961
Other receivables		174,805
Total assets		33,226,971,778
Liabilities
Payable for investments purchased	$37,076,575
Payable for fund shares redeemed	575,563,524
Accrued management fee	17,106,352
Payable for daily variation margin on futures contracts	1,603,663
Other payables and accrued expenses	174,810
Total liabilities		631,524,924
Net Assets		$32,595,446,854
Net Assets consist of:
Paid in capital		$26,117,842,770
Undistributed net investment income		126,011,784
Accumulated undistributed net realized gain (loss) on investments		620,886,136
Net unrealized appreciation (depreciation) on investments		5,730,706,164
Net Assets		$32,595,446,854
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($13,154,661,716 ÷ 724,774,267 shares)		$18.15
Class K:
Net Asset Value, offering price and redemption price per share ($17,523,373,807 ÷ 966,301,913 shares)		$18.13
Class K6:
Net Asset Value, offering price and redemption price per share ($1,917,411,331 ÷ 105,627,135 shares)		$18.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$228,866,659
Interest		127,831
Income from Fidelity Central Funds		221,630
Total income		229,216,120
Expenses
Management fee	$102,979,239
Independent trustees' fees and expenses	78,558
Total expenses before reductions	103,057,797
Expense reductions	(25)
Total expenses after reductions		103,057,772
Net investment income (loss)		126,158,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	611
Other affiliated issuers	305,784,570
Futures contracts	(26,433,469)
Capital gain distributions from underlying funds:
Affiliated issuers	399,387,916
Total net realized gain (loss)		678,739,628
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,773)
Affiliated issuers	320,765,349
Futures contracts	4,029,470
Total change in net unrealized appreciation (depreciation)		324,793,046
Net gain (loss)		1,003,532,674
Net increase (decrease) in net assets resulting from operations		$1,129,691,022

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,158,348	$381,629,218
Net realized gain (loss)	678,739,628	1,448,536,874
Change in net unrealized appreciation (depreciation)	324,793,046	643,449,189
Net increase (decrease) in net assets resulting from operations	1,129,691,022	2,473,615,281
Distributions to shareholders from net investment income	–	(396,775,824)
Distributions to shareholders from net realized gain	(851,354,197)	(769,505,029)
Total distributions	(851,354,197)	(1,166,280,853)
Share transactions - net increase (decrease)	395,481,166	19,308,625,938
Total increase (decrease) in net assets	673,817,991	20,615,960,366
Net Assets
Beginning of period	31,921,628,863	11,305,668,497
End of period	$32,595,446,854	$31,921,628,863
Other Information
Undistributed net investment income end of period	$126,011,784	$–
Distributions in excess of net investment income end of period	$–	$(146,564)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$16.72	$15.20	$16.62	$16.47	$15.02
Income from Investment Operations
Net investment income (loss)A	.06	.21	.25	.25	.27	.24
Net realized and unrealized gain (loss)	.57	1.90	1.90	(.75)	.95	1.71
Total from investment operations	.63	2.11	2.15	(.50)	1.22	1.95
Distributions from net investment income	–	(.22)	(.25)	(.26)	(.28)	(.25)
Distributions from net realized gain	(.48)	(.61)	(.38)	(.67)	(.79)	(.25)
Total distributions	(.48)	(.83)	(.63)	(.92)B	(1.07)	(.50)
Net asset value, end of period	$18.15	$18.00	$16.72	$15.20	$16.62	$16.47
Total ReturnC,D	3.52%	12.78%	14.58%	(3.17)%	7.76%	13.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.59%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.70%G	.59%	-%	-%	-%	-%
Expenses net of all reductions	.70%G	.59%	-%	-%	-%	-%
Net investment income (loss)	.72%G	1.20%	1.57%	1.59%	1.68%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$13,154,662	$12,684,794	$11,305,668	$10,150,137	$10,883,658	$10,933,549
Portfolio turnover rateF	20%G	18%I	17%	16%	17%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than $.005 per share.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.07	.28
Net realized and unrealized gain (loss)	.56	.81
Total from investment operations	.63	1.09
Distributions from net investment income	–	(.24)
Distributions from net realized gain	(.48)	(.35)
Total distributions	(.48)	(.58)C
Net asset value, end of period	$18.13	$17.98
Total ReturnD,E	3.53%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.62%H,I
Expenses net of fee waivers, if any	.60%H	.62%H,I
Expenses net of all reductions	.60%H	.62%H,I
Net investment income (loss)	.81%H	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,523,374	$18,414,961
Portfolio turnover rateG	20%H	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.08	.26
Net realized and unrealized gain (loss)	.56	1.18
Total from investment operations	.64	1.44
Distributions from net investment income	–	(.24)
Distributions from net realized gain	(.49)	(.35)
Total distributions	(.49)	(.59)
Net asset value, end of period	$18.15	$18.00
Total ReturnC,D	3.60%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.48%G,H
Expenses net of fee waivers, if any	.47%G	.48%G,H
Expenses net of all reductions	.47%G	.48%G,H
Net investment income (loss)	.94%G	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,917,411	$821,874
Portfolio turnover rateF	20%G	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	8.9
Fidelity Series International Growth Fund	8.8
Fidelity Series International Value Fund	8.7
Fidelity Series Growth Company Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	8.1
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
74.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.4%
International Equity Funds	28.9%
Bond Funds	10.2%
Short-Term Funds	2.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.99% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $17,577,887)	17,640,000	17,576,708
	Shares	Value

Domestic Equity Funds - 58.4%
Fidelity Series All-Sector Equity Fund (b)	36,814,673	$501,047,694
Fidelity Series Blue Chip Growth Fund (b)	60,663,209	928,147,102
Fidelity Series Commodity Strategy Fund (b)	89,911,671	449,558,355
Fidelity Series Growth Company Fund (b)	92,790,382	1,875,293,611
Fidelity Series Intrinsic Opportunities Fund (b)	121,998,296	2,236,228,763
Fidelity Series Large Cap Stock Fund (b)	125,505,222	1,999,298,183
Fidelity Series Large Cap Value Index Fund (b)	41,863,738	552,601,343
Fidelity Series Opportunistic Insights Fund (b)	50,841,038	1,009,194,608
Fidelity Series Small Cap Discovery Fund (b)	20,977,180	254,872,740
Fidelity Series Small Cap Opportunities Fund (b)	55,328,429	812,774,628
Fidelity Series Stock Selector Large Cap Value Fund (b)	112,814,009	1,491,401,198
Fidelity Series Value Discovery Fund (b)	76,860,403	1,052,218,913
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,840,507,082)		13,162,637,138

International Equity Funds - 28.9%
Fidelity Series Canada Fund (b)	17,897,494	193,471,907
Fidelity Series Emerging Markets Fund (b)	8,343,172	80,845,337
Fidelity Series Emerging Markets Opportunities Fund (b)	95,777,119	1,837,962,916
Fidelity Series International Growth Fund (b)	120,789,387	1,980,945,950
Fidelity Series International Small Cap Fund (b)	25,267,369	452,285,906
Fidelity Series International Value Fund (b)	187,089,755	1,968,184,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,341,147,046)		6,513,696,242

Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund (b)	14,217,374	135,491,577
Fidelity Series Floating Rate High Income Fund (b)	5,130,279	48,840,256
Fidelity Series High Income Fund (b)	31,321,943	301,003,871
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,991,725	67,889,646
Fidelity Series International Credit Fund (b)	1,004,298	9,872,251
Fidelity Series Investment Grade Bond Fund (b)	33,211,964	361,678,292
Fidelity Series Long-Term Treasury Bond Index Fund (b)	154,389,770	1,272,171,704
Fidelity Series Real Estate Income Fund (b)	8,986,146	96,870,657
TOTAL BOND FUNDS
(Cost $2,366,856,425)		2,293,818,254

Short-Term Funds - 2.5%
Fidelity Cash Central Fund, 2.11% (c)	38,244,331	38,251,980
Fidelity Series Government Money Market Fund 2.12% (b)(d)	462,174,903	462,174,903
Fidelity Series Short-Term Credit Fund (b)	7,762,794	76,541,145
TOTAL SHORT-TERM FUNDS
(Cost $577,645,636)		576,968,028
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,143,734,076)		22,564,696,370
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,410,204)
NET ASSETS - 100%		$22,551,286,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,751	Dec. 2018	$144,386,235	$2,627,144	$2,627,144
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	494	Dec. 2018	72,099,300	(19,060)	(19,060)
TOTAL FUTURES CONTRACTS					$2,608,084

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,887,391.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,928
Total	$145,928

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$418,817,851	$3,601	$440,838,264	$--	$160,376,149	$(138,359,337)	$--
Fidelity Series All-Sector Equity Fund	805,615,379	27,361,544	420,827,419	--	36,027,949	52,870,241	501,047,694
Fidelity Series Blue Chip Growth Fund	832,667,609	114,383,257	81,570,449	85,894,267	9,683,702	52,982,983	928,147,102
Fidelity Series Canada Fund	185,991,221	6,149,793	10,250,918	--	(11,650)	11,593,461	193,471,907
Fidelity Series Commodity Strategy Fund	453,122,550	76,772,936	43,332,261	26,837,691	(17,353,739)	(19,651,131)	449,558,355
Fidelity Series Emerging Markets Debt Fund	140,311,483	8,610,723	5,742,203	4,137,287	(307,279)	(7,381,147)	135,491,577
Fidelity Series Emerging Markets Fund	--	80,275,959	--	--	--	569,378	80,845,337
Fidelity Series Emerging Markets	1,945,942,220	223,499,911	88,001,466	--	10,448,933	(253,926,682)	1,837,962,916
Fidelity Series Floating Rate High Income	47,711,855	3,153,791	2,076,272	1,290,502	(79,995)	130,877	48,840,256
Fidelity Series Government Money Market	352,943,664	270,920,162	161,688,923	3,578,741	--	--	462,174,903
Fidelity Series Growth Company Fund	1,693,158,763	57,557,267	128,860,040	--	11,147,470	242,290,151	1,875,293,611
Fidelity Series High Income Fund	298,102,772	18,339,807	17,915,862	8,705,548	(470,083)	2,947,237	301,003,871
Fidelity Series Inflation-Protected Bond	174,598,700	9,342,620	117,010,764	246,475	(1,578,931)	2,538,021	67,889,646
Fidelity Series International Credit Fund	10,076,621	125,758	228,757	124,183	(3,046)	(98,325)	9,872,251
Fidelity Series International Growth Fund	1,868,762,602	153,379,972	70,470,184	--	1,300,738	27,972,822	1,980,945,950
Fidelity Series International Small Cap Fund	466,280,560	20,569,472	16,553,692	--	107,215	(18,117,649)	452,285,906
Fidelity Series International Value Fund	1,895,917,767	107,796,187	31,170,945	--	(349,328)	(4,009,455)	1,968,184,226
Fidelity Series Intrinsic Opportunities Fund	2,060,082,541	219,240,215	72,729,681	98,684,642	(594,625)	30,230,313	2,236,228,763
Fidelity Series Investment Grade Bond Fund	615,546,408	88,212,235	335,643,559	8,174,344	(9,336,344)	2,899,552	361,678,292
Fidelity Series Large Cap Stock Fund	1,821,590,263	180,934,692	91,419,252	116,769,390	2,891,183	85,301,297	1,999,298,183
Fidelity Series Large Cap Value Index Fund	522,138,865	18,247,259	24,557,870	--	237,831	36,535,258	552,601,343
Fidelity Series Long-Term Treasury Bond	491,792,423	833,013,935	7,929,947	12,300,551	(65,252)	(44,639,455)	1,272,171,704
Fidelity Series Opportunistic Insights Fund	912,528,026	31,309,395	53,789,259	--	2,647,348	116,499,098	1,009,194,608
Fidelity Series Real Estate Equity Fund	164,451,251	839,371	170,955,908	599,773	6,052,433	(387,147)	--
Fidelity Series Real Estate Income Fund	92,891,573	7,575,464	4,153,955	4,070,012	(76,837)	634,412	96,870,657
Fidelity Series Short-Term Credit Fund	63,956,869	15,567,312	2,982,244	741,324	(24,635)	23,843	76,541,145
Fidelity Series Small Cap Discovery Fund	246,110,044	23,650,443	11,286,557	14,889,900	(235,397)	(3,365,793)	254,872,740
Fidelity Series Small Cap Opportunities Fund	755,904,140	88,219,698	54,776,548	62,629,639	3,398,567	20,028,771	812,774,628
Fidelity Series Stock Selector Large Cap	1,415,005,805	65,512,938	86,527,858	--	(219,711)	97,630,024	1,491,401,198
Fidelity Series Value Discovery Fund	1,003,212,077	35,601,371	45,578,684	--	59,606	58,924,543	1,052,218,913
	$21,755,231,902	$2,786,167,088	$2,598,869,741	$449,674,269	$213,672,272	$352,666,161	$22,508,867,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$17,576,708	$--	$17,576,708	$--
Domestic Equity Funds	13,162,637,138	13,162,637,138	--	--
International Equity Funds	6,513,696,242	6,513,696,242	--	--
Bond Funds	2,293,818,254	2,293,818,254	--	--
Short-Term Funds	576,968,028	576,968,028	--	--
Total Investments in Securities:	$22,564,696,370	$22,547,119,662	$17,576,708	$--
Derivative Instruments:
Assets
Futures Contracts	$2,627,144	$2,627,144	$--	$--
Total Assets	$2,627,144	$2,627,144	$--	$--
Liabilities
Futures Contracts	$(19,060)	$(19,060)	$--	$--
Total Liabilities	$(19,060)	$(19,060)	$--	$--
Total Derivative Instruments:	$2,608,084	$2,608,084	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,627,144	$(19,060)
Total Equity Risk	2,627,144	(19,060)
Total Value of Derivatives	$2,627,144	$(19,060)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,577,887)	$17,576,708
Fidelity Central Funds (cost $38,251,980)	38,251,980
Other affiliated issuers (cost $18,087,904,209)	22,508,867,682
Total Investment in Securities (cost $18,143,734,076)		$22,564,696,370
Receivable for investments sold		124,362,252
Receivable for fund shares sold		531,751,543
Distributions receivable from Fidelity Central Funds		56,169
Total assets		23,220,866,334
Liabilities
Payable for investments purchased	$136,895,830
Payable for fund shares redeemed	519,193,278
Accrued management fee	12,417,868
Payable for daily variation margin on futures contracts	1,073,192
Total liabilities		669,580,168
Net Assets		$22,551,286,166
Net Assets consist of:
Paid in capital		$17,589,345,001
Undistributed net investment income		52,160,426
Accumulated undistributed net realized gain (loss) on investments		486,210,361
Net unrealized appreciation (depreciation) on investments		4,423,570,378
Net Assets		$22,551,286,166
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($8,454,366,057 ÷ 547,781,227 shares)		$15.43
Class K:
Net Asset Value, offering price and redemption price per share ($12,449,643,168 ÷ 807,585,097 shares)		$15.42
Class K6:
Net Asset Value, offering price and redemption price per share ($1,647,276,941 ÷ 106,684,812 shares)		$15.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$126,493,352
Interest		82,705
Income from Fidelity Central Funds		145,928
Total income		126,721,985
Expenses
Management fee	$74,507,738
Independent trustees' fees and expenses	53,821
Total expenses		74,561,559
Net investment income (loss)		52,160,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	103
Other affiliated issuers	213,672,272
Futures contracts	(12,173,716)
Capital gain distributions from underlying funds:
Affiliated issuers	323,180,917
Total net realized gain (loss)		524,679,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,179)
Affiliated issuers	352,666,161
Futures contracts	2,608,084
Total change in net unrealized appreciation (depreciation)		355,273,066
Net gain (loss)		879,952,642
Net increase (decrease) in net assets resulting from operations		$932,113,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,160,426	$234,969,726
Net realized gain (loss)	524,679,576	967,655,889
Change in net unrealized appreciation (depreciation)	355,273,066	651,152,594
Net increase (decrease) in net assets resulting from operations	932,113,068	1,853,778,209
Distributions to shareholders from net investment income	–	(255,443,857)
Distributions to shareholders from net realized gain	(589,171,303)	(469,405,267)
Total distributions	(589,171,303)	(724,849,124)
Share transactions - net increase (decrease)	465,511,100	13,724,076,087
Total increase (decrease) in net assets	808,452,865	14,853,005,172
Net Assets
Beginning of period	21,742,833,301	6,889,828,129
End of period	$22,551,286,166	$21,742,833,301
Other Information
Undistributed net investment income end of period	$52,160,426	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$13.88	$12.46	$13.67	$13.62	$12.57
Income from Investment Operations
Net investment income (loss)A	.03	.16	.19	.19	.22	.18
Net realized and unrealized gain (loss)	.61	1.81	1.75	(.65)	.80	1.63
Total from investment operations	.64	1.97	1.94	(.46)	1.02	1.81
Distributions from net investment income	–	(.17)	(.18)	(.20)	(.23)	(.19)
Distributions from net realized gain	(.41)	(.47)	(.34)	(.55)	(.75)	(.57)
Total distributions	(.41)	(.65)B	(.52)	(.75)	(.97)C	(.76)
Net asset value, end of period	$15.43	$15.20	$13.88	$12.46	$13.67	$13.62
Total ReturnD,E	4.24%	14.32%	16.09%	(3.59)%	7.90%	14.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.63%I	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.74%H	.63%I	-%	-%	-%	-%
Expenses net of all reductions	.74%H	.63%I	-%	-%	-%	-%
Net investment income (loss)	.40%H	1.06%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,454,366	$8,050,659	$6,889,828	$5,961,088	$6,289,345	$6,183,144
Portfolio turnover rateF	23%H	17%K	16%	15%	18%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.04	.22
Net realized and unrealized gain (loss)	.61	.82
Total from investment operations	.65	1.04
Distributions from net investment income	–	(.19)
Distributions from net realized gain	(.41)	(.26)
Total distributions	(.41)	(.46)C
Net asset value, end of period	$15.42	$15.18
Total ReturnD,E	4.32%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.50%H	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,449,643	$12,979,898
Portfolio turnover rateF	23%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.05	.20
Net realized and unrealized gain (loss)	.61	1.16
Total from investment operations	.66	1.36
Distributions from net investment income	–	(.20)
Distributions from net realized gain	(.42)	(.26)
Total distributions	(.42)	(.46)
Net asset value, end of period	$15.44	$15.20
Total ReturnC,D	4.38%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.65%G	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,647,277	$712,276
Portfolio turnover rateE	23%G	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.2
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $16,082,704)	16,140,000	16,081,594
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	43,938,325	$598,000,603
Fidelity Series Blue Chip Growth Fund (b)	65,050,428	995,271,542
Fidelity Series Commodity Strategy Fund (b)	97,318,133	486,590,666
Fidelity Series Growth Company Fund (b)	99,485,793	2,010,607,877
Fidelity Series Intrinsic Opportunities Fund (b)	126,314,507	2,315,344,903
Fidelity Series Large Cap Stock Fund (b)	132,332,398	2,108,055,106
Fidelity Series Large Cap Value Index Fund (b)	43,740,787	577,378,392
Fidelity Series Opportunistic Insights Fund (b)	53,951,887	1,070,944,952
Fidelity Series Small Cap Discovery Fund (b)	21,787,669	264,720,180
Fidelity Series Small Cap Opportunities Fund (b)	58,943,997	865,887,311
Fidelity Series Stock Selector Large Cap Value Fund (b)	118,097,827	1,561,253,269
Fidelity Series Value Discovery Fund (b)	80,836,457	1,106,651,100
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,380,676,631)		13,960,705,901

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	19,115,204	206,635,357
Fidelity Series Emerging Markets Fund (b)	13,541,799	131,220,029
Fidelity Series Emerging Markets Opportunities Fund (b)	103,283,200	1,982,004,603
Fidelity Series International Growth Fund (b)	130,397,487	2,138,518,788
Fidelity Series International Small Cap Fund (b)	28,191,793	504,633,094
Fidelity Series International Value Fund (b)	201,985,694	2,124,889,501
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,833,211,429)		7,087,901,372

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	14,522,240	138,396,945
Fidelity Series Floating Rate High Income Fund (b)	5,213,336	49,630,963
Fidelity Series High Income Fund (b)	31,434,469	302,085,249
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,166,130	69,583,120
Fidelity Series International Credit Fund (b)	976,302	9,597,049
Fidelity Series Investment Grade Bond Fund (b)	9,401,599	102,383,409
Fidelity Series Long-Term Treasury Bond Index Fund (b)	97,224,848	801,132,751
Fidelity Series Real Estate Income Fund (b)	9,264,875	99,875,358
TOTAL BOND FUNDS
(Cost $1,618,063,599)		1,572,684,844

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	37,819,990	37,827,554
Fidelity Series Government Money Market Fund 2.12% (b)(d)	340,006,298	340,006,298
Fidelity Series Short-Term Credit Fund (b)	7,287,247	71,852,258
TOTAL SHORT-TERM FUNDS
(Cost $450,381,363)		449,686,110
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,298,415,726)		23,087,059,821
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,477,224)
NET ASSETS - 100%		$23,073,582,597

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	892	Dec. 2018	$130,187,400	$25,254	$25,254
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,348	Dec. 2018	70,749,780	1,391,164	1,391,164

TOTAL PURCHASED					1,416,418

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	579	Dec. 2018	57,190,725	(109,951)	(109,951)
TOTAL FUTURES CONTRACTS					$1,306,467

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,626,926.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,550
Total	$108,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443,201,000	$27,501	$474,621,171	$--	$177,785,602	$(146,392,932)	$--
Fidelity Series All-Sector Equity Fund	852,293,455	24,197,249	374,915,415	--	31,443,706	64,981,608	598,000,603
Fidelity Series Blue Chip Growth Fund	880,936,658	117,426,287	68,058,169	92,264,868	7,111,070	57,855,696	995,271,542
Fidelity Series Canada Fund	196,369,345	6,501,630	8,450,552	--	88,964	12,125,970	206,635,357
Fidelity Series Commodity Strategy Fund	466,509,085	77,353,445	17,904,068	29,095,323	(1,935,730)	(37,432,066)	486,590,666
Fidelity Series Emerging Markets Debt Fund	144,474,691	8,021,063	6,181,522	4,243,910	(293,676)	(7,623,611)	138,396,945
Fidelity Series Emerging Markets Fund	--	129,520,127	--	--	--	1,699,902	131,220,029
Fidelity Series Emerging Markets Opportunities Fund	2,040,911,915	294,103,418	93,230,305	--	9,288,341	(269,068,766)	1,982,004,603
Fidelity Series Floating Rate High Income Fund	48,961,247	2,892,013	2,273,354	1,318,733	(76,825)	127,882	49,630,963
Fidelity Series Government Money Market Fund 2.12%	359,251,220	335,374,530	354,619,452	2,952,239	--	--	340,006,298
Fidelity Series Growth Company Fund	1,792,770,541	50,554,267	99,878,731	--	5,854,361	261,307,439	2,010,607,877
Fidelity Series High Income Fund	309,170,419	16,972,033	26,552,474	8,855,688	(920,483)	3,415,754	302,085,249
Fidelity Series Inflation-Protected Bond Index Fund	179,663,816	17,824,120	128,620,481	268,259	(1,799,563)	2,515,228	69,583,120
Fidelity Series International Credit Fund	9,784,897	121,452	210,862	120,588	(2,839)	(95,599)	9,597,049
Fidelity Series International Growth Fund	1,977,736,139	205,266,391	75,652,385	--	556,482	30,612,161	2,138,518,788
Fidelity Series International Small Cap Fund	493,473,677	39,166,053	8,672,381	--	(190,415)	(19,143,840)	504,633,094
Fidelity Series International Value Fund	2,001,758,300	156,532,720	28,980,633	--	(441,746)	(3,979,140)	2,124,889,501
Fidelity Series Intrinsic Opportunities Fund	2,182,350,576	172,205,101	72,183,411	102,232,148	(722,382)	33,695,019	2,315,344,903
Fidelity Series Investment Grade Bond Fund	106,425,476	8,154,992	10,972,404	1,464,336	(228,115)	(996,540)	102,383,409
Fidelity Series Large Cap Stock Fund	1,927,084,035	184,317,739	96,464,157	123,283,869	3,084,014	90,033,475	2,108,055,106
Fidelity Series Large Cap Value Index Fund	549,397,749	16,102,234	26,742,399	--	237,872	38,382,936	577,378,392
Fidelity Series Long-Term Treasury Bond Index Fund	501,632,815	510,802,067	184,480,090	10,136,286	(6,059,591)	(20,762,450)	801,132,751
Fidelity Series Opportunistic Insights Fund	965,411,695	28,548,166	48,692,488	--	1,973,431	123,704,148	1,070,944,952
Fidelity Series Real Estate Equity Fund	176,406,153	1,945,989	185,854,727	1,804,383	8,722,617	(1,220,032)	--
Fidelity Series Real Estate Income Fund	96,629,351	7,170,921	4,513,145	4,212,008	(60,648)	648,879	99,875,358
Fidelity Series Short-Term Credit Fund	65,675,427	9,328,493	3,151,127	756,431	(20,266)	19,731	71,852,258
Fidelity Series Small Cap Discovery Fund	257,910,452	23,251,638	12,711,314	15,566,375	(208,305)	(3,522,291)	264,720,180
Fidelity Series Small Cap Opportunities Fund	796,470,742	90,162,268	44,855,532	66,836,804	2,311,957	21,797,876	865,887,311
Fidelity Series Stock Selector Large Cap Value Fund	1,499,209,905	44,063,467	85,412,611	--	(1,027,241)	104,419,749	1,561,253,269
Fidelity Series Value Discovery Fund	1,063,662,736	32,345,134	51,751,101	--	(309,483)	62,703,814	1,106,651,100
	$22,385,533,517	$2,610,252,508	$2,596,606,461	$465,412,248	$234,161,109	$399,810,000	$23,033,150,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$16,081,594	$--	$16,081,594	$--
Domestic Equity Funds	13,960,705,901	13,960,705,901	--	--
International Equity Funds	7,087,901,372	7,087,901,372	--	--
Bond Funds	1,572,684,844	1,572,684,844	--	--
Short-Term Funds	449,686,110	449,686,110	--	--
Total Investments in Securities:	$23,087,059,821	$23,070,978,227	$16,081,594	$--
Derivative Instruments:
Assets
Futures Contracts	$1,416,418	$1,416,418	$--	$--
Total Assets	$1,416,418	$1,416,418	$--	$--
Liabilities
Futures Contracts	$(109,951)	$(109,951)	$--	$--
Total Liabilities	$(109,951)	$(109,951)	$--	$--
Total Derivative Instruments:	$1,306,467	$1,306,467	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,416,418	$(109,951)
Total Equity Risk	1,416,418	(109,951)
Total Value of Derivatives	$1,416,418	$(109,951)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,082,704)	$16,081,594
Fidelity Central Funds (cost $37,827,554)	37,827,554
Other affiliated issuers (cost $18,244,505,468)	23,033,150,673
Total Investment in Securities (cost $18,298,415,726)		$23,087,059,821
Receivable for investments sold		248,367,537
Receivable for fund shares sold		486,204,460
Distributions receivable from Fidelity Central Funds		57,793
Total assets		23,821,689,611
Liabilities
Payable for investments purchased	$258,377,839
Payable for fund shares redeemed	476,105,038
Accrued management fee	12,873,523
Payable for daily variation margin on futures contracts	750,614
Total liabilities		748,107,014
Net Assets		$23,073,582,597
Net Assets consist of:
Paid in capital		$17,714,232,439
Undistributed net investment income		46,346,812
Accumulated undistributed net realized gain (loss) on investments		523,052,784
Net unrealized appreciation (depreciation) on investments		4,789,950,562
Net Assets		$23,073,582,597
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($8,675,308,806 ÷ 799,343,174 shares)		$10.85
Class K:
Net Asset Value, offering price and redemption price per share ($12,883,091,744 ÷ 1,187,775,379 shares)		$10.85
Class K6:
Net Asset Value, offering price and redemption price per share ($1,515,182,047 ÷ 139,638,273 shares)		$10.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$123,622,532
Interest		89,185
Income from Fidelity Central Funds		108,550
Total income		123,820,267
Expenses
Management fee	$77,418,111
Independent trustees' fees and expenses	55,344
Total expenses		77,473,455
Net investment income (loss)		46,346,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	64
Other affiliated issuers	234,161,109
Futures contracts	(11,626,230)
Capital gain distributions from underlying funds:
Affiliated issuers	341,789,716
Total net realized gain (loss)		564,324,659
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,110)
Affiliated issuers	399,810,000
Futures contracts	1,306,467
Total change in net unrealized appreciation (depreciation)		401,115,357
Net gain (loss)		965,440,016
Net increase (decrease) in net assets resulting from operations		$1,011,786,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,346,812	$241,539,734
Net realized gain (loss)	564,324,659	1,033,195,358
Change in net unrealized appreciation (depreciation)	401,115,357	685,250,223
Net increase (decrease) in net assets resulting from operations	1,011,786,828	1,959,985,315
Distributions to shareholders from net investment income	–	(266,263,160)
Distributions to shareholders from net realized gain	(621,028,991)	(509,942,580)
Total distributions	(621,028,991)	(776,205,740)
Share transactions - net increase (decrease)	310,072,638	13,924,513,839
Total increase (decrease) in net assets	700,830,475	15,108,293,414
Net Assets
Beginning of period	22,372,752,122	7,264,458,708
End of period	$23,073,582,597	$22,372,752,122
Other Information
Undistributed net investment income end of period	$46,346,812	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$9.74	$8.75	$9.63	$9.62	$8.78
Income from Investment Operations
Net investment income (loss)A	.02	.11	.13	.13	.15	.13
Net realized and unrealized gain (loss)	.45	1.29	1.24	(.46)	.57	1.17
Total from investment operations	.47	1.40	1.37	(.33)	.72	1.30
Distributions from net investment income	–	(.12)	(.13)	(.14)	(.16)	(.13)
Distributions from net realized gain	(.29)	(.35)	(.24)	(.41)	(.55)	(.33)
Total distributions	(.29)	(.47)	(.38)B	(.55)	(.71)	(.46)
Net asset value, end of period	$10.85	$10.67	$9.74	$8.75	$9.63	$9.62
Total ReturnC,D	4.48%	14.52%	16.14%	(3.62)%	7.86%	15.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.63%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.75%G	.63%H	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.63%H	-%	-%	-%	-%
Net investment income (loss)	.34%G	1.04%	1.44%	1.47%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$8,675,309	$8,285,660	$7,264,459	$6,388,566	$6,901,191	$7,016,128
Portfolio turnover rateF	23%G	16%J	15%	16%	17%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than $.005 per share.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	.02	.15
Net realized and unrealized gain (loss)	.46	.59
Total from investment operations	.48	.74
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.29)	(.19)
Total distributions	(.29)	(.33)
Net asset value, end of period	$10.85	$10.66
Total ReturnC,D	4.59%	7.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.44%G	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,883,092	$13,434,642
Portfolio turnover rateF	23%G	16%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.03	.13
Net realized and unrealized gain (loss)	.46	.83
Total from investment operations	.49	.96
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.30)	(.19)
Total distributions	(.30)	(.33)
Net asset value, end of period	$10.85	$10.66
Total ReturnC,D	4.67%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,515,182	$652,451
Portfolio turnover rateF	23%G	16%I
 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $9,735,283)	9,770,000	9,734,611
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	26,590,695	$361,899,353
Fidelity Series Blue Chip Growth Fund (b)	39,340,323	601,906,944
Fidelity Series Commodity Strategy Fund (b)	58,878,930	294,394,650
Fidelity Series Growth Company Fund (b)	60,165,742	1,215,949,643
Fidelity Series Intrinsic Opportunities Fund (b)	75,872,561	1,390,744,043
Fidelity Series Large Cap Stock Fund (b)	80,167,106	1,277,061,994
Fidelity Series Large Cap Value Index Fund (b)	26,501,754	349,823,158
Fidelity Series Opportunistic Insights Fund (b)	32,668,157	648,462,908
Fidelity Series Small Cap Discovery Fund (b)	13,196,321	160,335,301
Fidelity Series Small Cap Opportunities Fund (b)	35,672,838	524,033,991
Fidelity Series Stock Selector Large Cap Value Fund (b)	71,642,465	947,113,392
Fidelity Series Value Discovery Fund (b)	48,964,904	670,329,533
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,431,635,018)		8,442,054,910

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	11,558,671	124,949,235
Fidelity Series Emerging Markets Fund (b)	8,194,082	79,400,651
Fidelity Series Emerging Markets Opportunities Fund (b)	62,480,406	1,198,998,998
Fidelity Series International Growth Fund (b)	78,861,334	1,293,325,876
Fidelity Series International Small Cap Fund (b)	17,061,172	305,394,985
Fidelity Series International Value Fund (b)	122,157,013	1,285,091,775
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,585,281,459)		4,287,161,520

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	8,666,418	82,590,966
Fidelity Series Floating Rate High Income Fund (b)	3,193,051	30,397,841
Fidelity Series High Income Fund (b)	18,962,277	182,227,485
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,333,400	42,077,311
Fidelity Series International Credit Fund (b)	580,874	5,709,994
Fidelity Series Investment Grade Bond Fund (b)	5,685,095	61,910,683
Fidelity Series Long-Term Treasury Bond Index Fund (b)	58,781,722	484,361,389
Fidelity Series Real Estate Income Fund (b)	5,527,798	59,589,661
TOTAL BOND FUNDS
(Cost $974,494,789)		948,865,330

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	22,418,427	22,422,911
Fidelity Series Government Money Market Fund 2.12% (b)(d)	206,170,237	206,170,237
Fidelity Series Short-Term Credit Fund (b)	4,445,351	43,831,163
TOTAL SHORT-TERM FUNDS
(Cost $272,833,074)		272,424,311
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,273,979,623)		13,960,240,682
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,051,180)
NET ASSETS - 100%		$13,952,189,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	538	Dec. 2018	$78,521,100	$15,232	$15,232
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	805	Dec. 2018	42,250,425	831,292	831,291

TOTAL PURCHASED					846,523

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	357	Dec. 2018	35,262,675	(65,996)	(65,996)
TOTAL FUTURES CONTRACTS					$780,527

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,063,229.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,023
Total	$64,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$263,182,195	$35,408	$281,858,315	$--	$118,503,464	$(99,862,752)	$--
Fidelity Series All-Sector Equity Fund	507,057,960	24,353,815	227,413,942	--	18,530,840	39,370,680	361,899,353
Fidelity Series Blue Chip Growth Fund	524,034,296	81,496,149	42,346,463	55,573,624	3,493,846	35,229,116	601,906,944
Fidelity Series Canada Fund	116,819,435	6,299,081	5,482,303	--	71,714	7,241,308	124,949,235
Fidelity Series Commodity Strategy Fund	278,070,063	51,506,286	11,487,190	17,538,017	(3,602,850)	(20,091,659)	294,394,650
Fidelity Series Emerging Markets Debt Fund	84,775,451	6,393,438	3,923,165	2,511,531	(224,211)	(4,430,547)	82,590,966
Fidelity Series Emerging Markets Fund	--	78,363,361	--	--	--	1,037,290	79,400,651
Fidelity Series Emerging Markets	1,214,195,749	188,564,627	48,629,828	--	3,819,543	(158,951,093)	1,198,998,998
Fidelity Series Floating Rate High Income	29,413,979	2,417,035	1,464,882	800,443	(17,991)	49,700	30,397,841
Fidelity Series Government Money Market	212,944,275	206,857,434	213,631,472	1,768,652	--	--	206,170,237
Fidelity Series Growth Company Fund	1,066,317,020	52,635,966	63,084,957	--	2,632,734	157,448,880	1,215,949,643
Fidelity Series High Income Fund	182,802,662	13,621,170	15,687,741	5,292,179	(529,000)	2,020,394	182,227,485
Fidelity Series Inflation-Protected Bond	107,538,333	12,390,610	78,265,538	161,549	(1,138,569)	1,552,475	42,077,311
Fidelity Series International Credit Fund	5,867,034	73,386	171,403	72,304	(2,180)	(56,843)	5,709,994
Fidelity Series International Growth Fund	1,176,177,691	146,185,242	47,854,051	--	315,125	18,501,869	1,293,325,876
Fidelity Series International Small Cap Fund	293,469,300	27,090,346	3,600,391	--	(84,294)	(11,479,976)	305,394,985
Fidelity Series International Value Fund	1,190,569,587	110,110,678	13,284,283	--	(231,909)	(2,072,298)	1,285,091,775
Fidelity Series Intrinsic Opportunities Fund	1,296,043,058	130,912,741	55,737,519	61,226,029	(316,164)	19,841,927	1,390,744,043
Fidelity Series Investment Grade Bond Fund	63,493,715	6,095,948	6,945,249	876,834	(125,745)	(607,986)	61,910,683
Fidelity Series Large Cap Stock Fund	1,146,756,357	134,528,542	60,233,607	73,856,655	1,837,134	54,173,568	1,277,061,994
Fidelity Series Large Cap Value Index Fund	326,476,656	16,808,742	16,647,296	--	178,547	23,006,509	349,823,158
Fidelity Series Long-Term Treasury Bond	298,749,888	313,580,010	111,834,803	6,088,342	(3,635,195)	(12,498,511)	484,361,389
Fidelity Series Opportunistic Insights Fund	574,264,670	29,391,946	30,526,169	--	968,168	74,364,293	648,462,908
Fidelity Series Real Estate Equity Fund	104,846,888	1,163,810	110,503,750	1,022,178	2,026,500	2,466,552	--
Fidelity Series Real Estate Income Fund	56,559,805	5,536,640	2,846,803	2,495,998	(45,685)	385,704	59,589,661
Fidelity Series Short-Term Credit Fund	39,780,377	6,044,691	1,993,471	463,472	(18,313)	17,879	43,831,163
Fidelity Series Small Cap Discovery Fund	153,285,060	17,243,463	7,896,625	9,343,718	(199,374)	(2,097,223)	160,335,301
Fidelity Series Small Cap Opportunities Fund	473,946,400	64,311,717	28,349,478	40,284,725	1,187,258	12,938,094	524,033,991
Fidelity Series Stock Selector Large Cap	892,343,372	45,059,942	52,400,911	--	(838,495)	62,949,484	947,113,392
Fidelity Series Value Discovery Fund	633,054,295	32,049,251	32,196,070	--	(234,814)	37,656,871	670,329,533
	13,312,835,571	1,811,121,475	1,576,297,675	279,376,250	142,320,084	238,103,705	13,928,083,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,734,611	$--	$9,734,611	$--
Domestic Equity Funds	8,442,054,910	8,442,054,910	--	--
International Equity Funds	4,287,161,520	4,287,161,520	--	--
Bond Funds	948,865,330	948,865,330	--	--
Short-Term Funds	272,424,311	272,424,311	--	--
Total Investments in Securities:	$13,960,240,682	$13,950,506,071	$9,734,611	$--
Derivative Instruments:
Assets
Futures Contracts	$846,523	$846,523	$--	$--
Total Assets	$846,523	$846,523	$--	$--
Liabilities
Futures Contracts	$(65,996)	$(65,996)	$--	$--
Total Liabilities	$(65,996)	$(65,996)	$--	$--
Total Derivative Instruments:	$780,527	$780,527	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$846,523	$(65,996)
Total Equity Risk	846,523	(65,996)
Total Value of Derivatives	$846,523	$(65,996)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,735,283)	$9,734,611
Fidelity Central Funds (cost $22,422,911)	22,422,911
Other affiliated issuers (cost $11,241,821,429)	13,928,083,160
Total Investment in Securities (cost $11,273,979,623)		$13,960,240,682
Receivable for investments sold		151,576,786
Receivable for fund shares sold		427,176,820
Distributions receivable from Fidelity Central Funds		34,252
Total assets		14,539,028,540
Liabilities
Payable for investments purchased	$167,584,241
Payable for fund shares redeemed	411,118,337
Accrued management fee	7,686,377
Payable for daily variation margin on futures contracts	450,083
Total liabilities		586,839,038
Net Assets		$13,952,189,502
Net Assets consist of:
Paid in capital		$10,919,127,495
Undistributed net investment income		28,158,063
Accumulated undistributed net realized gain (loss) on investments		317,862,358
Net unrealized appreciation (depreciation) on investments		2,687,041,586
Net Assets		$13,952,189,502
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($4,406,664,525 ÷ 357,974,618 shares)		$12.31
Class K:
Net Asset Value, offering price and redemption price per share ($8,465,002,997 ÷ 688,288,075 shares)		$12.30
Class K6:
Net Asset Value, offering price and redemption price per share ($1,080,521,980 ÷ 87,784,470 shares)		$12.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$74,110,475
Interest		53,658
Income from Fidelity Central Funds		64,023
Total income		74,228,156
Expenses
Management fee	$46,037,061
Independent trustees' fees and expenses	33,061
Total expenses before reductions	46,070,122
Expense reductions	(29)
Total expenses after reductions		46,070,093
Net investment income (loss)		28,158,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	38
Other affiliated issuers	142,320,084
Futures contracts	(6,976,326)
Capital gain distributions from underlying funds:
Affiliated issuers	205,265,775
Total net realized gain (loss)		340,609,571
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(672)
Affiliated issuers	238,103,705
Futures contracts	780,527
Total change in net unrealized appreciation (depreciation)		238,883,560
Net gain (loss)		579,493,131
Net increase (decrease) in net assets resulting from operations		$607,651,194

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,158,063	$142,234,368
Net realized gain (loss)	340,609,571	576,736,884
Change in net unrealized appreciation (depreciation)	238,883,560	374,497,649
Net increase (decrease) in net assets resulting from operations	607,651,194	1,093,468,901
Distributions to shareholders from net investment income	–	(156,078,537)
Distributions to shareholders from net realized gain	(360,127,155)	(256,279,773)
Total distributions	(360,127,155)	(412,358,310)
Share transactions - net increase (decrease)	399,339,193	9,128,031,725
Total increase (decrease) in net assets	646,863,232	9,809,142,316
Net Assets
Beginning of period	13,305,326,270	3,496,183,954
End of period	$13,952,189,502	$13,305,326,270
Other Information
Undistributed net investment income end of period	$28,158,063	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.00	$9.89	$10.84	$11.09	$10.42
Income from Investment Operations
Net investment income (loss)A	.02	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	.52	1.46	1.39	(.52)	.64	1.39
Total from investment operations	.54	1.58	1.54	(.37)	.81	1.54
Distributions from net investment income	–	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.35)	(.28)	(.43)	(.89)	(.72)
Total distributions	(.32)	(.49)B	(.43)	(.58)C	(1.06)D	(.87)
Net asset value, end of period	$12.31	$12.09	$11.00	$9.89	$10.84	$11.09
Total ReturnE,F	4.53%	14.48%	16.08%	(3.59)%	7.93%	15.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.63%J	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.75%I	.63%J	-%	-%	-%	-%
Expenses net of all reductions	.75%I	.63%J	-%	-%	-%	-%
Net investment income (loss)	.34%I	1.04%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$4,406,665	$4,144,152	$3,496,184	$2,912,972	$2,993,926	$2,885,106
Portfolio turnover rateG	23%I	17%L	15%	17%	21%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	.03	.17
Net realized and unrealized gain (loss)	.51	.67
Total from investment operations	.54	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)C
Net asset value, end of period	$12.30	$12.08
Total ReturnD,E	4.55%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.44%H	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,465,003	$8,748,416
Portfolio turnover rateF	23%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.51	.96
Total from investment operations	.55	1.10
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.33)	(.19)
Total distributions	(.33)	(.35)
Net asset value, end of period	$12.31	$12.09
Total ReturnC,D	4.61%	9.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,080,522	$412,758
Portfolio turnover rateE	23%G	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $9,595,334)	9,630,000	9,594,688
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	22,515,292	$306,433,123
Fidelity Series Blue Chip Growth Fund (b)	33,464,933	512,013,480
Fidelity Series Commodity Strategy Fund (b)	50,104,202	250,521,009
Fidelity Series Growth Company Fund (b)	51,179,943	1,034,346,656
Fidelity Series Intrinsic Opportunities Fund (b)	64,781,043	1,187,436,516
Fidelity Series Large Cap Stock Fund (b)	68,157,030	1,085,741,494
Fidelity Series Large Cap Value Index Fund (b)	22,542,698	297,563,612
Fidelity Series Opportunistic Insights Fund (b)	27,775,224	551,338,197
Fidelity Series Small Cap Discovery Fund (b)	11,221,790	136,344,747
Fidelity Series Small Cap Opportunities Fund (b)	30,337,217	445,653,721
Fidelity Series Stock Selector Large Cap Value Fund (b)	60,924,097	805,416,567
Fidelity Series Value Discovery Fund (b)	41,636,845	570,008,406
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,504,813,976)		7,182,817,528

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	9,834,409	106,309,962
Fidelity Series Emerging Markets Fund (b)	6,933,301	67,183,687
Fidelity Series Emerging Markets Opportunities Fund (b)	53,162,111	1,020,180,919
Fidelity Series International Growth Fund (b)	67,097,861	1,100,404,913
Fidelity Series International Small Cap Fund (b)	14,516,948	259,853,377
Fidelity Series International Value Fund (b)	103,935,372	1,093,400,112
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,060,959,152)		3,647,332,970

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	7,358,488	70,126,390
Fidelity Series Floating Rate High Income Fund (b)	2,739,712	26,082,060
Fidelity Series High Income Fund (b)	16,127,528	154,985,547
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,686,975	35,800,531
Fidelity Series International Credit Fund (b)	491,100	4,827,510
Fidelity Series Investment Grade Bond Fund (b)	4,837,109	52,676,120
Fidelity Series Long-Term Treasury Bond Index Fund (b)	50,008,589	412,070,773
Fidelity Series Real Estate Income Fund (b)	4,707,019	50,741,661
TOTAL BOND FUNDS
(Cost $829,868,479)		807,310,592

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	17,576,469	17,579,984
Fidelity Series Government Money Market Fund 2.12% (b)(d)	175,810,970	175,810,970
Fidelity Series Short-Term Credit Fund (b)	3,784,431	37,314,486
TOTAL SHORT-TERM FUNDS
(Cost $231,050,030)		230,705,440
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,636,286,971)		11,877,761,218
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,842,419)
NET ASSETS - 100%		$11,870,918,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	458	Dec. 2018	$66,845,100	$12,967	$12,967
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	690	Dec. 2018	36,214,650	713,671	713,671

TOTAL PURCHASED					726,638

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	304	Dec. 2018	30,027,600	(57,281)	(57,281)
TOTAL FUTURES CONTRACTS					$669,357

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,627,720.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,191
Total	$52,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$222,464,053	$56,827	$238,274,425	$--	$97,847,141	$(82,093,596)	$--
Fidelity Series All-Sector Equity Fund	429,071,816	23,203,101	195,029,830	--	15,206,670	33,981,366	306,433,123
Fidelity Series Blue Chip Growth Fund	443,402,520	71,874,053	36,006,249	47,308,816	2,066,813	30,676,343	512,013,480
Fidelity Series Canada Fund	98,832,496	5,930,275	4,654,623	--	49,720	6,152,094	106,309,962
Fidelity Series Commodity Strategy Fund	235,237,103	45,065,827	9,591,708	14,932,723	(2,403,843)	(17,786,370)	250,521,009
Fidelity Series Emerging Markets Debt Fund	71,582,940	5,817,711	3,327,094	2,128,234	(173,741)	(3,773,426)	70,126,390
Fidelity Series Emerging Markets Fund	--	66,268,976	--	--	--	914,711	67,183,687
Fidelity Series Emerging Markets	1,027,149,604	171,335,113	46,443,815	--	1,447,820	(133,307,803)	1,020,180,919
Fidelity Series Floating Rate High Income	25,093,502	2,221,355	1,260,070	685,282	(27,263)	54,536	26,082,060
Fidelity Series Government Money Market	180,118,828	177,577,132	181,884,990	1,502,022	--	--	175,810,970
Fidelity Series Growth Company Fund	902,132,390	50,611,056	54,335,090	--	927,756	135,010,544	1,034,346,656
Fidelity Series High Income Fund	154,489,571	12,376,379	13,147,475	4,489,822	(380,771)	1,647,843	154,985,547
Fidelity Series Inflation-Protected Bond	90,992,656	10,995,849	66,540,392	137,196	(954,534)	1,306,952	35,800,531
Fidelity Series International Credit Fund	4,937,865	62,671	123,351	60,853	(1,612)	(48,063)	4,827,510
Fidelity Series International Growth Fund	995,013,836	129,843,691	40,354,120	--	168,830	15,732,676	1,100,404,913
Fidelity Series International Small Cap Fund	248,264,939	25,685,853	4,248,837	--	(138,481)	(9,710,097)	259,853,377
Fidelity Series International Value Fund	1,007,232,591	101,308,164	13,049,891	--	(417,648)	(1,673,104)	1,093,400,112
Fidelity Series Intrinsic Opportunities Fund	1,095,273,542	117,261,037	41,405,597	52,267,409	(393,442)	16,700,976	1,187,436,516
Fidelity Series Investment Grade Bond Fund	53,699,737	5,477,301	5,879,050	743,427	(96,326)	(525,542)	52,676,120
Fidelity Series Large Cap Stock Fund	970,491,938	120,229,598	52,258,201	63,018,374	734,823	46,543,336	1,085,741,494
Fidelity Series Large Cap Value Index Fund	276,330,213	15,997,436	14,478,986	--	109,664	19,605,285	297,563,612
Fidelity Series Long-Term Treasury Bond	252,756,420	267,096,767	94,079,575	5,190,693	(3,100,499)	(10,602,340)	412,070,773
Fidelity Series Opportunistic Insights Fund	485,903,915	27,930,559	26,437,478	--	356,244	63,584,957	551,338,197
Fidelity Series Real Estate Equity Fund	88,578,147	981,590	93,370,139	825,806	1,459,039	2,351,363	--
Fidelity Series Real Estate Income Fund	47,880,196	5,011,646	2,437,954	2,122,902	(18,325)	306,098	50,741,661
Fidelity Series Short-Term Credit Fund	33,678,083	5,344,509	1,707,854	394,128	(13,639)	13,387	37,314,486
Fidelity Series Small Cap Discovery Fund	129,743,700	15,429,674	6,877,644	7,926,368	(178,694)	(1,772,289)	136,344,747
Fidelity Series Small Cap Opportunities Fund	401,012,829	57,117,828	24,405,892	34,284,495	695,328	11,233,628	445,653,721
Fidelity Series Stock Selector Large Cap	755,175,216	42,865,141	45,413,304	--	(760,392)	53,549,906	805,416,567
Fidelity Series Value Discovery Fund	535,725,735	30,443,623	27,957,249	--	(226,486)	32,022,783	570,008,406
	$11,262,266,381	$1,611,420,742	$1,344,980,883	$238,018,550	$111,784,152	$210,096,154	$11,850,586,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,594,688	$--	$9,594,688	$--
Domestic Equity Funds	7,182,817,528	7,182,817,528	--	--
International Equity Funds	3,647,332,970	3,647,332,970	--	--
Bond Funds	807,310,592	807,310,592	--	--
Short-Term Funds	230,705,440	230,705,440	--	--
Total Investments in Securities:	$11,877,761,218	$11,868,166,530	$9,594,688	$--
Derivative Instruments:
Assets
Futures Contracts	$726,638	$726,638	$--	$--
Total Assets	$726,638	$726,638	$--	$--
Liabilities
Futures Contracts	$(57,281)	$(57,281)	$--	$--
Total Liabilities	$(57,281)	$(57,281)	$--	$--
Total Derivative Instruments:	$669,357	$669,357	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$726,638	$(57,281)
Total Equity Risk	726,638	(57,281)
Total Value of Derivatives	$726,638	$(57,281)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,595,334)	$9,594,688
Fidelity Central Funds (cost $17,579,984)	17,579,984
Other affiliated issuers (cost $9,609,111,653)	11,850,586,546
Total Investment in Securities (cost $9,636,286,971)		$11,877,761,218
Receivable for investments sold		129,841,397
Receivable for fund shares sold		347,764,386
Distributions receivable from Fidelity Central Funds		27,111
Total assets		12,355,394,112
Liabilities
Payable for investments purchased	$144,898,700
Payable for fund shares redeemed	332,652,271
Accrued management fee	6,538,783
Payable for daily variation margin on futures contracts	385,559
Total liabilities		484,475,313
Net Assets		$11,870,918,799
Net Assets consist of:
Paid in capital		$9,344,212,215
Undistributed net investment income		22,952,456
Accumulated undistributed net realized gain (loss) on investments		261,610,524
Net unrealized appreciation (depreciation) on investments		2,242,143,604
Net Assets		$11,870,918,799
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,699,609,000 ÷ 298,791,260 shares)		$12.38
Class K:
Net Asset Value, offering price and redemption price per share ($7,287,972,236 ÷ 589,203,351 shares)		$12.37
Class K6:
Net Asset Value, offering price and redemption price per share ($883,337,563 ÷ 71,295,771 shares)		$12.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$63,019,629
Interest		47,268
Income from Fidelity Central Funds		52,191
Total income		63,119,088
Expenses
Management fee	$39,062,176
Independent trustees' fees and expenses	28,016
Total expenses before reductions	39,090,192
Expense reductions	(6)
Total expenses after reductions		39,090,186
Net investment income (loss)		24,028,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	33
Other affiliated issuers	111,784,152
Futures contracts	(5,971,111)
Capital gain distributions from underlying funds:
Affiliated issuers	174,998,921
Total net realized gain (loss)		280,811,995
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(646)
Affiliated issuers	210,096,154
Futures contracts	669,357
Total change in net unrealized appreciation (depreciation)		210,764,865
Net gain (loss)		491,576,860
Net increase (decrease) in net assets resulting from operations		$515,605,762

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,028,902	$119,339,449
Net realized gain (loss)	280,811,995	479,169,493
Change in net unrealized appreciation (depreciation)	210,764,865	312,072,760
Net increase (decrease) in net assets resulting from operations	515,605,762	910,581,702
Distributions to shareholders from net investment income	–	(131,450,258)
Distributions to shareholders from net realized gain	(299,795,085)	(213,055,694)
Total distributions	(299,795,085)	(344,505,952)
Share transactions - net increase (decrease)	399,180,447	7,805,021,541
Total increase (decrease) in net assets	614,991,124	8,371,097,291
Net Assets
Beginning of period	11,255,927,675	2,884,830,384
End of period	$11,870,918,799	$11,255,927,675
Other Information
Undistributed net investment income end of period	$22,952,456	$–
Distributions in excess of net investment income end of period	$–	$(1,076,446)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$11.05	$9.93	$10.90	$11.15	$10.28
Income from Investment Operations
Net investment income (loss)A	.02	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	.52	1.48	1.40	(.52)	.65	1.41
Total from investment operations	.54	1.60	1.55	(.37)	.82	1.56
Distributions from net investment income	–	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.35)	(.28)	(.44)	(.89)	(.54)
Total distributions	(.32)	(.49)	(.43)	(.60)	(1.07)	(.69)
Net asset value, end of period	$12.38	$12.16	$11.05	$9.93	$10.90	$11.15
Total ReturnB,C	4.48%	14.59%	16.11%	(3.65)%	7.91%	15.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.63%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%F	.63%G	-%	-%	-%	-%
Expenses net of all reductions	.75%F	.63%G	-%	-%	-%	-%
Net investment income (loss)	.34%F	1.04%	1.45%	1.49%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,699,609	$3,452,997	$2,884,830	$2,363,381	$2,375,308	$2,297,832
Portfolio turnover rateD	23%F	16%I	15%	17%	23%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	.03	.17
Net realized and unrealized gain (loss)	.52	.67
Total from investment operations	.55	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)C
Net asset value, end of period	$12.37	$12.14
Total ReturnD,E	4.57%	7.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.44%H	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,287,972	$7,475,339
Portfolio turnover rateF	23%H	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.52	.96
Total from investment operations	.56	1.10
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)
Net asset value, end of period	$12.39	$12.15
Total ReturnC,D	4.65%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$883,338	$327,591
Portfolio turnover rateE	23%G	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.11% 11/29/18 to 12/6/18 (a)
(Cost $3,706,510)	3,720,000	3,706,269
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	9,105,100	$123,920,415
Fidelity Series Blue Chip Growth Fund (b)	13,918,412	212,951,704
Fidelity Series Commodity Strategy Fund (b)	20,839,020	104,195,101
Fidelity Series Growth Company Fund (b)	21,286,614	430,202,477
Fidelity Series Intrinsic Opportunities Fund (b)	26,849,368	492,148,917
Fidelity Series Large Cap Stock Fund (b)	28,430,084	452,891,238
Fidelity Series Large Cap Value Index Fund (b)	9,421,404	124,362,536
Fidelity Series Opportunistic Insights Fund (b)	11,575,672	229,777,087
Fidelity Series Small Cap Discovery Fund (b)	4,689,690	56,979,736
Fidelity Series Small Cap Opportunities Fund (b)	12,651,242	185,846,750
Fidelity Series Stock Selector Large Cap Value Fund (b)	25,485,771	336,921,888
Fidelity Series Value Discovery Fund (b)	17,396,737	238,161,325
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,505,455,575)		2,988,359,174

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	4,096,017	44,277,940
Fidelity Series Emerging Markets Fund (b)	2,889,271	27,997,039
Fidelity Series Emerging Markets Opportunities Fund (b)	22,099,529	424,089,956
Fidelity Series International Growth Fund(b)	27,919,825	457,885,133
Fidelity Series International Small Cap Fund (b)	6,045,264	108,210,220
Fidelity Series International Value Fund (b)	43,248,584	454,975,106
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,361,572,493)		1,517,435,394

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	2,990,132	28,495,959
Fidelity Series Floating Rate High Income Fund (b)	1,171,446	11,152,165
Fidelity Series High Income Fund (b)	6,716,711	64,547,595
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,533,598	14,891,240
Fidelity Series International Credit Fund (b)	165,944	1,631,234
Fidelity Series Investment Grade Bond Fund (b)	2,012,097	21,911,734
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,791,298	171,320,295
Fidelity Series Real Estate Income Fund (b)	1,993,634	21,491,371
TOTAL BOND FUNDS
(Cost $344,257,444)		335,441,593

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	6,950,741	6,952,131
Fidelity Series Government Money Market Fund 2.12% (b)(d)	73,977,592	73,977,592
Fidelity Series Short-Term Credit Fund (b)	1,592,464	15,701,695
TOTAL SHORT-TERM FUNDS
(Cost $96,762,701)		96,631,418
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,311,754,723)		4,941,573,848
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,809,177)
NET ASSETS - 100%		$4,938,764,671

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	190	Dec. 2018	$27,730,500	$5,379	$5,379
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	294	Dec. 2018	15,430,590	303,896	303,896

TOTAL PURCHASED					309,275

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	130	Dec. 2018	12,840,750	(24,737)	(24,737)
TOTAL FUTURES CONTRACTS					$284,538

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,012,037.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,640
Total	$20,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$86,342,541	$40,265	$92,405,409	$--	$25,419,336	$(19,396,733)	$--
Fidelity Series All-Sector Equity Fund	167,584,790	19,623,829	83,103,942	--	1,590,789	18,224,949	123,920,415
Fidelity Series Blue Chip Growth Fund	173,114,503	40,669,813	13,494,103	19,514,468	325,897	12,335,594	212,951,704
Fidelity Series Canada Fund	38,606,833	4,913,985	1,709,856	--	5,757	2,461,221	44,277,940
Fidelity Series Commodity Strategy Fund	91,934,990	24,165,924	3,631,640	6,162,495	(725,531)	(7,548,642)	104,195,101
Fidelity Series Emerging Markets Debt Fund	27,209,763	3,986,873	1,183,395	835,394	(78,112)	(1,439,170)	28,495,959
Fidelity Series Emerging Markets Fund	--	27,521,583	--	--	--	475,456	27,997,039
Fidelity Series Emerging Markets	400,892,549	91,268,462	15,514,228	--	(555,073)	(52,001,754)	424,089,956
Fidelity Series Floating Rate High Income	10,002,475	1,595,128	457,856	282,755	(18,646)	31,064	11,152,165
Fidelity Series Government Money Market	70,121,042	79,169,095	75,312,545	602,092	--	--	73,977,592
Fidelity Series Growth Company Fund	351,980,935	42,863,477	19,396,307	--	(194,061)	54,948,433	430,202,477
Fidelity Series High Income Fund	60,175,196	8,543,861	4,685,695	1,807,339	(48,275)	562,508	64,547,595
Fidelity Series Inflation-Protected Bond	35,675,631	6,468,769	27,409,696	54,689	(391,567)	548,103	14,891,240
Fidelity Series International Credit Fund	1,668,964	21,592	42,533	20,568	(554)	(16,235)	1,631,234
Fidelity Series International Growth Fund	388,374,374	78,177,947	15,142,246	--	14,193	6,460,865	457,885,133
Fidelity Series International Small Cap Fund	96,898,872	16,002,322	760,708	--	(23,665)	(3,906,601)	108,210,220
Fidelity Series International Value Fund	393,238,509	65,652,903	3,359,381	--	(70,422)	(486,503)	454,975,106
Fidelity Series Intrinsic Opportunities Fund	427,000,743	76,843,928	17,728,133	21,499,702	(225,687)	6,258,066	492,148,917
Fidelity Series Investment Grade Bond Fund	20,925,164	3,446,720	2,211,247	299,154	(32,344)	(216,559)	21,911,734
Fidelity Series Large Cap Stock Fund	379,289,030	73,469,947	18,701,835	25,555,321	131,364	18,702,732	452,891,238
Fidelity Series Large Cap Value Index Fund	107,932,581	13,647,427	5,184,343	--	(13,108)	7,979,979	124,362,536
Fidelity Series Long-Term Treasury Bond	98,801,847	112,745,472	34,624,345	2,093,100	(1,147,844)	(4,454,835)	171,320,295
Fidelity Series Opportunistic Insights Fund	189,694,018	23,880,844	9,477,035	--	(22,574)	25,701,834	229,777,087
Fidelity Series Real Estate Equity Fund	34,294,713	463,365	36,252,452	286,222	(1,538,115)	3,032,489	--
Fidelity Series Real Estate Income Fund	18,928,290	3,346,298	886,958	878,372	(14,904)	118,645	21,491,371
Fidelity Series Short-Term Credit Fund	13,333,440	3,001,184	632,860	162,173	(7,214)	7,145	15,701,695
Fidelity Series Small Cap Discovery Fund	50,681,737	9,590,504	2,456,218	3,177,393	(108,252)	(728,035)	56,979,736
Fidelity Series Small Cap Opportunities Fund	156,598,303	33,707,367	8,734,827	14,178,837	48,666	4,227,241	185,846,750
Fidelity Series Stock Selector Large Cap	295,167,577	36,472,682	16,018,928	--	(352,721)	21,653,278	336,921,888
Fidelity Series Value Discovery Fund	209,366,384	26,003,717	9,998,819	--	(168,652)	12,958,695	238,161,325
	$4,395,835,794	$927,305,283	$520,517,540	$97,410,074	$21,798,681	$106,493,230	$4,930,915,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$3,706,269	$--	$3,706,269	$--
Domestic Equity Funds	2,988,359,174	2,988,359,174	--	--
International Equity Funds	1,517,435,394	1,517,435,394	--	--
Bond Funds	335,441,593	335,441,593	--	--
Short-Term Funds	96,631,418	96,631,418	--	--
Total Investments in Securities:	$4,941,573,848	$4,937,867,579	$3,706,269	$--
Derivative Instruments:
Assets
Futures Contracts	$309,275	$309,275	$--	$--
Total Assets	$309,275	$309,275	$--	$--
Liabilities
Futures Contracts	$(24,737)	$(24,737)	$--	$--
Total Liabilities	$(24,737)	$(24,737)	$--	$--
Total Derivative Instruments:	$284,538	$284,538	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$309,275	$(24,737)
Total Equity Risk	309,275	(24,737)
Total Value of Derivatives	$309,275	$(24,737)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,706,510)	$3,706,269
Fidelity Central Funds (cost $6,952,131)	6,952,131
Other affiliated issuers (cost $4,301,096,082)	4,930,915,448
Total Investment in Securities (cost $4,311,754,723)		$4,941,573,848
Receivable for investments sold		54,262,972
Receivable for fund shares sold		174,703,171
Distributions receivable from Fidelity Central Funds		10,704
Total assets		5,170,550,695
Liabilities
Payable for investments purchased	$63,768,967
Payable for fund shares redeemed	165,180,564
Accrued management fee	2,691,672
Payable for daily variation margin on futures contracts	144,821
Total liabilities		231,786,024
Net Assets		$4,938,764,671
Net Assets consist of:
Paid in capital		$4,220,697,866
Undistributed net investment income		8,115,432
Accumulated undistributed net realized gain (loss) on investments		79,847,710
Net unrealized appreciation (depreciation) on investments		630,103,663
Net Assets		$4,938,764,671
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,428,045,930 ÷ 102,125,383 shares)		$13.98
Class K:
Net Asset Value, offering price and redemption price per share ($3,114,215,499 ÷ 222,803,681 shares)		$13.98
Class K6:
Net Asset Value, offering price and redemption price per share ($396,503,242 ÷ 28,326,689 shares)		$14.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$25,605,821
Interest		18,667
Income from Fidelity Central Funds		20,640
Total income		25,645,128
Expenses
Management fee	$15,687,234
Independent trustees' fees and expenses	11,101
Total expenses before reductions	15,698,335
Expense reductions	(6)
Total expenses after reductions		15,698,329
Net investment income (loss)		9,946,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	12
Other affiliated issuers	21,798,681
Futures contracts	(2,541,532)
Capital gain distributions from underlying funds:
Affiliated issuers	71,804,253
Total net realized gain (loss)		91,061,414
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(241)
Affiliated issuers	106,493,230
Futures contracts	284,538
Total change in net unrealized appreciation (depreciation)		106,777,527
Net gain (loss)		197,838,941
Net increase (decrease) in net assets resulting from operations		$207,785,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,946,799	$44,165,758
Net realized gain (loss)	91,061,414	169,529,579
Change in net unrealized appreciation (depreciation)	106,777,527	107,945,915
Net increase (decrease) in net assets resulting from operations	207,785,740	321,641,252
Distributions to shareholders from net investment income	–	(48,627,128)
Distributions to shareholders from net realized gain	(108,392,501)	(70,153,488)
Total distributions	(108,392,501)	(118,780,616)
Share transactions - net increase (decrease)	445,979,420	3,268,247,071
Total increase (decrease) in net assets	545,372,659	3,471,107,707
Net Assets
Beginning of period	4,393,392,012	922,284,305
End of period	$4,938,764,671	$4,393,392,012
Other Information
Undistributed net investment income end of period	$8,115,432	$–
Distributions in excess of net investment income end of period	$–	$(1,831,367)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.41	$11.08	$12.06	$11.73	$10.56
Income from Investment Operations
Net investment income (loss)A	.02	.14	.17	.17	.19	.16
Net realized and unrealized gain (loss)	.59	1.64	1.57	(.59)	.72	1.51
Total from investment operations	.61	1.78	1.74	(.42)	.91	1.67
Distributions from net investment income	–	(.15)	(.16)	(.17)	(.18)	(.14)
Distributions from net realized gain	(.33)	(.34)	(.25)	(.39)	(.39)	(.36)
Total distributions	(.33)	(.49)	(.41)	(.56)	(.58)B	(.50)
Net asset value, end of period	$13.98	$13.70	$12.41	$11.08	$12.06	$11.73
Total ReturnC,D	4.48%	14.49%	16.17%	(3.69)%	7.98%	16.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.64%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.75%G	.64%H	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.64%H	-%	-%	-%	-%
Net investment income (loss)	.35%G	1.06%	1.46%	1.51%	1.64%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,428,046	$1,265,311	$922,284	$649,621	$527,231	$350,647
Portfolio turnover rateE	22%G	15%J	18%	20%	21%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	.03	.19
Net realized and unrealized gain (loss)	.59	.76
Total from investment operations	.62	.95
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.33)	(.20)
Total distributions	(.33)	(.37)
Net asset value, end of period	$13.98	$13.69
Total ReturnC,D	4.56%	7.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.45%G	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,114,215	$2,992,599
Portfolio turnover rateE	22%G	15%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.04	.16
Net realized and unrealized gain (loss)	.59	1.09
Total from investment operations	.63	1.25
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.33)	(.20)
Total distributions	(.33)	(.38)C
Net asset value, end of period	$14.00	$13.70
Total ReturnD,E	4.63%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%H,I
Expenses net of all reductions	.49%H	.50%H,I
Net investment income (loss)	.60%H	1.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$396,503	$135,481
Portfolio turnover rateF	22%H	15%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/29/18 to 12/6/18 (a)
(Cost $797,085)	800,000	797,034
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	1,838,644	$25,023,944
Fidelity Series Blue Chip Growth Fund (b)	2,975,684	45,527,971
Fidelity Series Commodity Strategy Fund (b)	4,443,106	22,215,528
Fidelity Series Growth Company Fund (b)	4,550,993	91,975,570
Fidelity Series Intrinsic Opportunities Fund (b)	5,755,511	105,498,519
Fidelity Series Large Cap Stock Fund (b)	6,104,939	97,251,673
Fidelity Series Large Cap Value Index Fund (b)	2,020,457	26,670,027
Fidelity Series Opportunistic Insights Fund (b)	2,477,154	49,171,512
Fidelity Series Small Cap Discovery Fund (b)	1,011,206	12,286,156
Fidelity Series Small Cap Opportunities Fund (b)	2,710,144	39,812,021
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,477,758	72,415,966
Fidelity Series Value Discovery Fund (b)	3,730,125	51,065,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $576,230,099)		638,914,292

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	877,904	9,490,147
Fidelity Series Emerging Markets Fund (b)	606,572	5,877,687
Fidelity Series Emerging Markets Opportunities Fund (b)	4,731,379	90,795,162
Fidelity Series International Growth Fund (b)	5,970,220	97,911,608
Fidelity Series International Small Cap Fund (b)	1,293,735	23,157,854
Fidelity Series International Value Fund (b)	9,248,206	97,291,122
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $305,822,397)		324,523,580

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	630,546	6,009,107
Fidelity Series Floating Rate High Income Fund (b)	256,242	2,439,422
Fidelity Series High Income Fund (b)	1,440,033	13,838,718
Fidelity Series Inflation-Protected Bond Index Fund (b)	327,898	3,183,891
Fidelity Series International Credit Fund (b)	24,341	239,271
Fidelity Series Investment Grade Bond Fund (b)	430,423	4,687,309
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,442,787	36,608,565
Fidelity Series Real Estate Income Fund (b)	435,539	4,695,111
TOTAL BOND FUNDS
(Cost $73,129,110)		71,701,394

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	1,236,628	1,236,876
Fidelity Series Government Money Market Fund 2.12% (b)(d)	15,937,406	15,937,406
Fidelity Series Short-Term Credit Fund (b)	344,943	3,401,134
TOTAL SHORT-TERM FUNDS
(Cost $20,599,005)		20,575,416
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $976,577,696)		1,056,511,716
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(551,752)
NET ASSETS - 100%		$1,055,959,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	40	Dec. 2018	$5,838,000	$1,132	$1,132
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	63	Dec. 2018	3,306,555	65,214	65,214

TOTAL PURCHASED					66,346

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	28	Dec. 2018	2,765,700	(4,509)	(4,509)
TOTAL FUTURES CONTRACTS					$61,837

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,064.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,858
Total	$3,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,904,680	$26,022	$17,014,627	$--	$2,869,723	$(1,785,798)	$--
Fidelity Series All-Sector Equity Fund	31,253,568	8,281,207	18,450,077	--	331,215	3,608,031	25,023,944
Fidelity Series Blue Chip Growth Fund	32,253,565	13,299,443	2,291,558	4,121,215	(27,941)	2,294,462	45,527,971
Fidelity Series Canada Fund	7,202,539	2,080,748	271,469	--	(3,918)	482,247	9,490,147
Fidelity Series Commodity Strategy Fund	17,145,686	7,426,851	641,267	1,298,303	(15,376)	(1,700,366)	22,215,528
Fidelity Series Emerging Markets Debt Fund	4,840,852	1,635,292	183,184	163,432	(13,354)	(270,499)	6,009,107
Fidelity Series Emerging Markets Fund	--	5,783,206	--	--	--	94,481	5,877,687
Fidelity Series Emerging Markets Opportunities Fund	74,428,681	29,507,460	2,800,586	--	(171,091)	(10,169,302)	90,795,162
Fidelity Series Floating Rate High Income Fund	1,890,315	620,513	74,436	57,613	(915)	3,945	2,439,422
Fidelity Series Government Money Market Fund 2.12%	13,009,017	18,108,826	15,180,437	118,221	--	--	15,937,406
Fidelity Series Growth Company Fund	65,444,549	18,545,105	2,958,205	--	(69,744)	11,013,865	91,975,570
Fidelity Series High Income Fund	11,127,742	3,246,886	640,430	360,558	(6,771)	111,291	13,838,718
Fidelity Series Inflation-Protected Bond Index Fund	6,768,528	2,198,589	5,813,413	10,958	(73,455)	103,642	3,183,891
Fidelity Series International Credit Fund	244,476	3,750	6,496	3,013	(83)	(2,376)	239,271
Fidelity Series International Growth Fund	72,306,514	26,958,054	2,671,371	--	(269)	1,318,680	97,911,608
Fidelity Series International Small Cap Fund	18,039,162	6,212,841	324,152	--	(6,710)	(763,287)	23,157,854
Fidelity Series International Value Fund	73,255,562	24,797,563	743,071	--	(38,882)	19,950	97,291,122
Fidelity Series Intrinsic Opportunities Fund	79,157,527	27,884,606	2,480,933	4,550,343	(51,985)	989,304	105,498,519
Fidelity Series Investment Grade Bond Fund	3,875,761	1,226,939	366,110	59,786	(5,123)	(44,158)	4,687,309
Fidelity Series Large Cap Stock Fund	70,836,746	25,776,696	2,991,297	5,233,170	(40,706)	3,670,234	97,251,673
Fidelity Series Large Cap Value Index Fund	20,224,908	5,727,431	880,618	--	(14,018)	1,612,324	26,670,027
Fidelity Series Long-Term Treasury Bond Index Fund	18,521,138	24,874,281	5,632,143	417,397	(191,191)	(963,520)	36,608,565
Fidelity Series Opportunistic Insights Fund	35,335,440	10,245,532	1,506,699	--	(25,768)	5,123,007	49,171,512
Fidelity Series Real Estate Equity Fund	6,272,892	370,736	6,935,358	55,732	(243,095)	534,825	--
Fidelity Series Real Estate Income Fund	3,580,706	1,242,001	142,212	183,543	(3,786)	18,402	4,695,111
Fidelity Series Short-Term Credit Fund	2,622,315	910,408	131,568	34,374	(1,629)	1,608	3,401,134
Fidelity Series Small Cap Discovery Fund	9,487,528	3,377,568	393,631	626,810	(21,529)	(163,780)	12,286,156
Fidelity Series Small Cap Opportunities Fund	29,169,642	11,379,312	1,357,623	3,000,140	(8,998)	629,688	39,812,021
Fidelity Series Stock Selector Large Cap Value Fund	55,114,043	15,634,527	2,594,313	--	(85,780)	4,347,489	72,415,966
Fidelity Series Value Discovery Fund	39,075,165	11,108,650	1,659,297	--	(39,722)	2,580,609	51,065,405
	$818,389,247	$308,491,043	$97,136,581	$20,294,608	$2,039,099	$22,694,998	$1,054,477,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$797,034	$--	$797,034	$--
Domestic Equity Funds	638,914,292	638,914,292	--	--
International Equity Funds	324,523,580	324,523,580	--	--
Bond Funds	71,701,394	71,701,394	--	--
Short-Term Funds	20,575,416	20,575,416	--	--
Total Investments in Securities:	$1,056,511,716	$1,055,714,682	$797,034	$--
Derivative Instruments:
Assets
Futures Contracts	$66,346	$66,346	$--	$--
Total Assets	$66,346	$66,346	$--	$--
Liabilities
Futures Contracts	$(4,509)	$(4,509)	$--	$--
Total Liabilities	$(4,509)	$(4,509)	$--	$--
Total Derivative Instruments:	$61,837	$61,837	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$66,346	$(4,509)
Total Equity Risk	66,346	(4,509)
Total Value of Derivatives	$66,346	$(4,509)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $797,085)	$797,034
Fidelity Central Funds (cost $1,236,876)	1,236,876
Other affiliated issuers (cost $974,543,735)	1,054,477,806
Total Investment in Securities (cost $976,577,696)		$1,056,511,716
Cash		49,000
Receivable for investments sold		11,995,418
Receivable for fund shares sold		38,486,998
Distributions receivable from Fidelity Central Funds		1,950
Total assets		1,107,045,082
Liabilities
Payable for investments purchased	$16,921,506
Payable for fund shares redeemed	33,560,005
Accrued management fee	569,739
Payable for daily variation margin on futures contracts	33,868
Total liabilities		51,085,118
Net Assets		$1,055,959,964
Net Assets consist of:
Paid in capital		$959,240,324
Undistributed net investment income		1,465,439
Accumulated undistributed net realized gain (loss) on investments		15,258,344
Net unrealized appreciation (depreciation) on investments		79,995,857
Net Assets		$1,055,959,964
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($308,416,621 ÷ 24,683,601 shares)		$12.49
Class K:
Net Asset Value, offering price and redemption price per share ($665,459,435 ÷ 53,288,428 shares)		$12.49
Class K6:
Net Asset Value, offering price and redemption price per share ($82,083,908 ÷ 6,561,514 shares)		$12.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,251,724
Interest		3,695
Income from Fidelity Central Funds		3,858
Total income		5,259,277
Expenses
Management fee	$3,136,166
Independent trustees' fees and expenses	2,137
Total expenses		3,138,303
Net investment income (loss)		2,120,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	3
Other affiliated issuers	2,039,099
Futures contracts	(525,815)
Capital gain distributions from underlying funds:
Affiliated issuers	15,042,884
Total net realized gain (loss)		16,556,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(51)
Affiliated issuers	22,694,998
Futures contracts	61,837
Total change in net unrealized appreciation (depreciation)		22,756,784
Net gain (loss)		39,312,955
Net increase (decrease) in net assets resulting from operations		$41,433,929

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,120,974	$6,919,637
Net realized gain (loss)	16,556,171	26,038,634
Change in net unrealized appreciation (depreciation)	22,756,784	12,512,816
Net increase (decrease) in net assets resulting from operations	41,433,929	45,471,087
Distributions to shareholders from net investment income	–	(7,703,403)
Distributions to shareholders from net realized gain	(18,081,222)	(9,428,917)
Total distributions	(18,081,222)	(17,132,320)
Share transactions - net increase (decrease)	214,665,548	673,447,954
Total increase (decrease) in net assets	238,018,255	701,786,721
Net Assets
Beginning of period	817,941,709	116,154,988
End of period	$1,055,959,964	$817,941,709
Other Information
Undistributed net investment income end of period	$1,465,439	$–
Distributions in excess of net investment income end of period	$–	$(655,535)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.13	.16	.16	.10
Net realized and unrealized gain (loss)	.52	1.46	1.37	(.53)	.52
Total from investment operations	.54	1.59	1.53	(.37)	.62
Distributions from net investment income	–	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.25)	(.26)	(.17)	(.17)	(.07)
Total distributions	(.25)	(.40)C	(.30)	(.30)D	(.17)
Net asset value, end of period	$12.49	$12.20	$11.01	$9.78	$10.45
Total ReturnE,F	4.49%	14.50%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.66%J	- %K	- %K	- %I,K
Expenses net of fee waivers, if any	.75%I	.66%J	-%	-%	- %I
Expenses net of all reductions	.75%I	.66%J	-%	-%	- %I
Net investment income (loss)	.38%I	1.09%	1.54%	1.67%	1.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$308,417	$241,896	$116,155	$47,019	$8,968
Portfolio turnover rateG	21%I	11%L	21%	31%	28%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	.03	.16
Net realized and unrealized gain (loss)	.52	.68
Total from investment operations	.55	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.25)	(.15)
Total distributions	(.25)	(.30)
Net asset value, end of period	$12.49	$12.19
Total ReturnC,D	4.58%	7.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.48%G	1.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$665,459	$549,158
Portfolio turnover rateE	21%G	11%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.52	.96
Total from investment operations	.56	1.10
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.25)	(.15)
Total distributions	(.25)	(.30)
Net asset value, end of period	$12.51	$12.20
Total ReturnC,D	4.66%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.63%G	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$82,084	$26,888
Portfolio turnover rateE	21%G	11%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Freedom 2010 Fund	$93,931
Fidelity Freedom 2020 Fund	212,156
Fidelity Freedom 2030 Fund	174,805

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,348,077,971	$219,688,827	$(48,495,993)	$171,192,834
Fidelity Freedom 2005 Fund	934,442,654	77,482,242	(23,566,371)	53,915,871
Fidelity Freedom 2010 Fund	5,637,412,521	704,900,587	(128,215,802)	576,684,785
Fidelity Freedom 2015 Fund	8,327,269,154	1,359,749,262	(149,074,212)	1,210,675,050
Fidelity Freedom 2020 Fund	25,108,681,386	4,480,786,893	(471,556,551)	4,009,230,342
Fidelity Freedom 2025 Fund	23,618,026,776	4,344,409,295	(398,472,176)	3,945,937,119
Fidelity Freedom 2030 Fund	26,942,964,282	6,063,148,062	(388,054,234)	5,675,093,828
Fidelity Freedom 2035 Fund	18,177,492,824	4,546,451,869	(156,640,239)	4,389,811,630
Fidelity Freedom 2040 Fund	18,340,202,614	4,904,765,625	(156,601,951)	4,748,163,674
Fidelity Freedom 2045 Fund	11,299,537,650	2,751,964,841	(90,481,282)	2,661,483,559
Fidelity Freedom 2050 Fund	9,660,653,843	2,295,466,260	(77,689,528)	2,217,776,732
Fidelity Freedom 2055 Fund	4,325,199,677	654,003,691	(37,344,982)	616,658,709
Fidelity Freedom 2060 Fund	978,408,082	88,105,095	(9,939,624)	78,165,471

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2018 to March 31, 2018. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2050 Fund	$1,076,447
Fidelity Freedom 2055 Fund	1,831,366
Fidelity Freedom 2060 Fund	655,535

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	580,118,712	779,411,886
Fidelity Freedom 2005 Fund	172,776,315	210,333,156
Fidelity Freedom 2010 Fund	828,962,275	1,153,580,828
Fidelity Freedom 2015 Fund	1,128,133,044	1,816,318,045
Fidelity Freedom 2020 Fund	3,196,773,708	4,491,014,473
Fidelity Freedom 2025 Fund	3,306,757,542	3,488,856,635
Fidelity Freedom 2030 Fund	3,218,978,872	3,246,280,546
Fidelity Freedom 2035 Fund	2,786,167,088	2,598,869,741
Fidelity Freedom 2040 Fund	2,610,252,508	2,596,606,461
Fidelity Freedom 2045 Fund	1,811,121,475	1,576,297,675
Fidelity Freedom 2050 Fund	1,611,420,742	1,344,980,883
Fidelity Freedom 2055 Fund	927,305,283	520,517,490
Fidelity Freedom 2060 Fund	308,491,043	97,136,581

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to June 1, 2017, the investment advisor provided the Funds with investment management related services. The Funds did not pay any fees for these services. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Class K)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.482%	.428%
Fidelity Freedom 2010 Fund	.525%	.461%
Fidelity Freedom 2015 Fund	.567%	.496%
Fidelity Freedom 2020 Fund	.610%	.531%
Fidelity Freedom 2025 Fund	.652%	.566%
Fidelity Freedom 2030 Fund	.695%	.601%
Fidelity Freedom 2035 Fund	.737%	.636%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.373%
Fidelity Freedom 2010 Fund	.392%
Fidelity Freedom 2015 Fund	.412%
Fidelity Freedom 2020 Fund	.431%
Fidelity Freedom 2025 Fund	.450%
Fidelity Freedom 2030 Fund	.470%
Fidelity Freedom 2035 Fund	.489%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Freedom Income Fund	$ 21,943,732	$ 5,248,386
Freedom 2005 Fund	9,132,913	818,016
Freedom 2010 Fund	82,938,352	17,423,248
Freedom 2015 Fund	132,300,852	26,218,924
Freedom 2020 Fund	349,185,809	55,046,914
Freedom 2025 Fund	312,149,126	36,476,750
Freedom 2030 Fund	443,448,822	45,658,987
Freedom 2035 Fund	315,567,651	25,385,650
Freedom 2040 Fund	341,654,429	31,022,107
Freedom 2045 Fund	165,214,747	12,941,012
Freedom 2050 Fund	136,449,649	10,462,773
Freedom 2055 Fund	44,625,815	2,684,111
Freedom 2060 Fund	6,196,209	137,579

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Freedom Income Fund	$54
Fidelity Freedom 2005 Fund	70
Fidelity Freedom 2010 Fund	38
Fidelity Freedom 2015 Fund	55
Fidelity Freedom 2020 Fund	13
Fidelity Freedom 2025 Fund	12
Fidelity Freedom 2030 Fund	25
Fidelity Freedom 2045 Fund	29
Fidelity Freedom 2050 Fund	6
Fidelity Freedom 2055 Fund	6

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018(a)
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$14,984,465	$34,335,271
Class K	10,910,977	17,390,446
Class K6	455,334	223,737
Total	$26,350,776	$51,949,454
From net realized gain
Fidelity Freedom Income Fund	$22,330,640	$44,712,535
Class K	16,009,200	22,488,873
Class K6	520,337	239,298
Total	$38,860,177	$67,440,706
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$1,524,497	$8,256,167
Class K	1,072,276	5,348,186
Class K6	40,475	66,981
Total	$2,637,248	$13,671,334
From net realized gain
Fidelity Freedom 2005 Fund	$8,908,779	$14,263,444
Class K	6,076,226	6,417,819
Class K6	194,073	78,417
Total	$15,179,078	$20,759,680
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$8,368,166	$59,450,122
Class K	5,046,887	33,379,063
Class K6	229,872	446,466
Total	$13,644,925	$93,275,651
From net realized gain
Fidelity Freedom 2010 Fund	$87,992,475	$138,121,654
Class K	50,036,243	54,086,430
Class K6	1,772,564	700,731
Total	$139,801,282	$192,908,815
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$8,688,870	$75,356,851
Class K	7,132,266	62,744,245
Class K6	397,154	834,279
Total	$16,218,290	$138,935,375
From net realized gain
Fidelity Freedom 2015 Fund	$134,055,986	$187,400,162
Class K	105,038,677	102,672,333
Class K6	4,150,891	1,342,304
Total	$243,245,554	$291,414,799
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$15,444,745	$170,977,599
Class K	19,118,065	214,523,078
Class K6	1,282,075	3,160,558
Total	$35,844,885	$388,661,235
From net realized gain
Fidelity Freedom 2020 Fund	$316,208,644	$406,127,361
Class K	371,844,368	309,195,087
Class K6	15,585,204	4,430,552
Total	$703,638,216	$719,753,000
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$8,064,374	$135,746,842
Class K	11,556,354	196,874,291
Class K6	1,171,512	4,557,308
Total	$20,792,240	$337,178,441
From net realized gain
Fidelity Freedom 2025 Fund	$257,242,278	$300,732,953
Class K	335,132,279	252,816,654
Class K6	17,795,792	5,757,887
Total	$610,170,349	$559,307,494
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$–	$152,399,042
Class K	–	237,812,270
Class K6	–	6,564,512
Total	$–	$396,775,824
From net realized gain
Fidelity Freedom 2030 Fund	$350,600,239	$413,872,411
Class K	473,811,407	346,196,136
Class K6	26,942,551	9,436,482
Total	$851,354,197	$769,505,029
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$–	$87,722,896
Class K	–	162,011,402
Class K6	–	5,709,559
Total	$–	$255,443,857
From net realized gain
Fidelity Freedom 2035 Fund	$230,445,861	$240,142,544
Class K	335,955,382	221,611,338
Class K6	22,770,060	7,651,385
Total	$589,171,303	$469,405,267
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$–	$90,536,406
Class K	–	170,937,500
Class K6	–	4,789,254
Total	$–	$266,263,160
From net realized gain
Fidelity Freedom 2040 Fund	$241,363,664	$261,248,683
Class K	357,897,586	242,057,363
Class K6	21,767,741	6,636,534
Total	$621,028,991	$509,942,580
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$–	$44,250,979
Class K	–	109,126,440
Class K6	–	2,701,118
Total	$–	$156,078,537
From net realized gain
Fidelity Freedom 2045 Fund	$121,573,693	$114,572,629
Class K	225,623,203	138,369,458
Class K6	12,930,259	3,337,686
Total	$360,127,155	$256,279,773
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$–	$36,777,044
Class K	–	92,715,220
Class K6	–	1,957,994
Total	$–	$131,450,258
From net realized gain
Fidelity Freedom 2050 Fund	$98,786,680	$93,839,199
Class K	191,006,262	116,797,064
Class K6	10,002,143	2,419,431
Total	$299,795,085	$213,055,694
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$–	$12,886,343
Class K	–	34,941,200
Class K6	–	799,585
Total	$–	$48,627,128
From net realized gain
Fidelity Freedom 2055 Fund	$34,080,234	$27,949,675
Class K	70,641,422	41,275,560
Class K6	3,670,845	928,253
Total	$108,392,501	$70,153,488
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$–	$2,107,103
Class K	–	5,444,764
Class K6	–	151,536
Total	$–	$7,703,403
From net realized gain
Fidelity Freedom 2060 Fund	$5,777,935	$3,721,242
Class K	11,676,178	5,555,128
Class K6	627,109	152,547
Total	$18,081,222	$9,428,917

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018	Year ended March 31, 2018 (a)	Six months ended September 30, 2018	Year ended March 31, 2018 (a)
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	12,814,841	27,221,111	$148,674,954	$320,765,917
Reinvestment of distributions	3,164,229	6,605,290	36,540,585	77,395,265
Shares redeemed	(20,352,135)	(38,028,513)	(235,957,475)	(447,668,101)
Net increase (decrease)	(4,373,065)	(4,202,112)	$(50,741,936)	$(49,506,919)
Class K
Shares sold	12,517,953	23,453,639	$144,956,112	$277,296,475
Issued in exchange for the shares of Fidelity Freedom K Income Fund	–	136,520,990	–	1,613,678,107
Reinvestment of distributions	2,334,978	3,392,232	26,920,177	39,879,319
Shares redeemed	(29,145,944)	(29,017,558)	(337,442,532)	(343,144,692)
Net increase (decrease)	(14,293,013)	134,349,303	$(165,566,243)	$1,587,709,209
Class K6
Shares sold	4,888,043	3,890,192	$56,611,838	$45,935,962
Reinvestment of distributions	84,555	39,381	975,671	463,035
Shares redeemed	(678,423)	(569,053)	(7,861,133)	(6,709,845)
Net increase (decrease)	4,294,175	3,360,520	$49,726,376	$39,689,152
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,686,723	7,378,209	$45,792,236	$92,645,422
Reinvestment of distributions	835,563	1,791,008	10,335,921	22,315,999
Shares redeemed	(5,768,683)	(9,828,104)	(71,645,766)	(123,356,983)
Net increase (decrease)	(1,246,397)	(658,887)	$(15,517,609)	$(8,395,562)
Class K
Shares sold	4,893,445	9,369,547	$60,658,371	$118,391,743
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	–	32,823,330	–	412,589,249
Reinvestment of distributions	578,826	938,278	7,148,502	11,766,005
Shares redeemed	(8,230,204)	(9,282,767)	(102,006,836)	(117,477,612)
Net increase (decrease)	(2,757,933)	33,848,388	$(34,199,963)	$425,269,385
Class K6
Shares sold	1,771,969	893,756	$22,013,023	$11,275,207
Reinvestment of distributions	18,992	11,585	234,548	145,398
Shares redeemed	(174,160)	(106,187)	(2,164,051)	(1,340,558)
Net increase (decrease)	1,616,801	799,154	$20,083,520	$10,080,047
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	12,416,194	23,767,583	$196,634,359	$381,761,384
Reinvestment of distributions	6,029,770	12,229,853	94,968,861	194,626,240
Shares redeemed	(24,565,366)	(49,294,217)	(388,720,220)	(791,146,041)
Net increase (decrease)	(6,119,402)	(13,296,781)	$(97,117,000)	$(214,758,417)
Class K
Shares sold	9,503,819	20,322,144	$150,402,768	$328,782,786
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	–	158,527,428	–	2,547,535,809
Reinvestment of distributions	3,501,788	5,452,961	55,083,130	87,465,493
Shares redeemed	(28,041,001)	(34,234,425)	(443,557,450)	(555,204,634)
Net increase (decrease)	(15,035,394)	150,068,108	$(238,071,552)	$2,408,579,454
Class K6
Shares sold	6,624,451	4,164,658	$104,974,043	$67,215,211
Reinvestment of distributions	127,381	71,521	2,002,436	1,147,196
Shares redeemed	(627,780)	(490,870)	(9,946,565)	(7,955,488)
Net increase (decrease)	6,124,052	3,745,309	$97,029,914	$60,406,919
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	42,069,204	72,616,042	$555,702,088	$968,356,768
Reinvestment of distributions	10,754,160	19,682,696	141,309,668	260,136,127
Shares redeemed	(63,033,983)	(104,001,992)	(832,380,628)	(1,384,215,146)
Net increase (decrease)	(10,210,619)	(11,703,254)	$(135,368,872)	$(155,722,251)
Class K
Shares sold	24,763,747	57,486,192	$326,582,470	$773,133,070
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	–	357,299,109	–	4,748,505,056
Reinvestment of distributions	8,549,615	12,372,220	112,170,943	165,416,578
Shares redeemed	(83,158,645)	(79,691,095)	(1,097,577,183)	(1,075,934,728)
Net increase (decrease)	(49,845,283)	347,466,426	$(658,823,770)	$4,611,119,976
Class K6
Shares sold	21,150,472	10,514,183	$280,449,664	$140,899,779
Reinvestment of distributions	346,650	162,796	4,548,045	2,176,583
Shares redeemed	(2,371,453)	(2,096,076)	(31,309,506)	(28,077,012)
Net increase (decrease)	19,125,669	8,580,903	$253,688,203	$114,999,350
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	100,964,511	152,441,221	$1,654,474,680	$2,504,940,140
Reinvestment of distributions	20,131,258	35,050,498	328,743,442	571,436,446
Shares redeemed	(124,487,003)	(187,167,034)	(2,042,470,360)	(3,072,056,561)
Net increase (decrease)	(3,391,234)	324,685	$(59,252,238)	$4,320,025
Class K
Shares sold	81,218,328	159,801,375	$1,331,407,311	$2,656,458,207
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	–	997,191,746	–	16,284,141,352
Reinvestment of distributions	23,970,719	31,625,493	390,962,433	523,718,165
Shares redeemed	(213,603,512)	(181,091,802)	(3,500,766,327)	(3,024,255,229)
Net increase (decrease)	(108,414,465)	1,007,526,812	$(1,778,396,583)	$16,440,062,495
Class K6
Shares sold	59,778,897	31,475,610	$984,841,647	$521,683,894
Reinvestment of distributions	1,033,534	458,124	16,867,279	7,591,110
Shares redeemed	(4,685,421)	(3,147,676)	(76,820,509)	(52,491,121)
Net increase (decrease)	56,127,010	28,786,058	$924,888,417	$476,783,883
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	115,752,184	158,726,717	$1,650,321,426	$2,259,361,477
Reinvestment of distributions	18,499,634	30,656,487	263,619,804	433,261,289
Shares redeemed	(120,383,751)	(151,675,334)	(1,722,482,523)	(2,154,686,419)
Net increase (decrease)	13,868,067	37,707,870	$191,458,707	$537,936,347
Class K
Shares sold	110,517,604	199,976,963	$1,578,994,350	$2,881,263,698
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	–	1,039,138,058	–	14,641,455,337
Reinvestment of distributions	24,363,221	31,228,538	346,688,633	449,690,945
Shares redeemed	(218,947,438)	(171,473,684)	(3,125,322,228)	(2,483,694,512)
Net increase (decrease)	(84,066,613)	1,098,869,875	$(1,199,639,245)	$15,488,715,468
Class K6
Shares sold	80,963,256	47,051,793	$1,164,521,730	$673,422,348
Reinvestment of distributions	1,331,974	715,836	18,967,304	10,315,195
Shares redeemed	(5,116,200)	(4,172,324)	(73,271,821)	(60,270,553)
Net increase (decrease)	77,179,030	43,595,305	$1,110,217,213	$623,466,990
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	89,856,024	123,266,681	$1,607,142,710	$2,193,032,389
Reinvestment of distributions	19,465,688	31,803,918	348,046,505	561,630,140
Shares redeemed	(89,285,758)	(126,546,656)	(1,604,093,908)	(2,245,714,755)
Net increase (decrease)	20,035,954	28,523,943	$351,095,307	$508,947,774
Class K
Shares sold	93,910,114	159,214,941	$1,684,872,969	$2,878,963,957
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	–	980,848,240	–	17,213,886,716
Reinvestment of distributions	26,529,194	32,337,117	473,811,407	584,008,406
Shares redeemed	(178,456,993)	(148,080,700)	(3,197,204,014)	(2,692,845,198)
Net increase (decrease)	(58,017,685)	1,024,319,598	$(1,038,519,638)	$17,984,013,881
Class K6
Shares sold	62,570,300	47,995,734	$1,130,087,929	$858,334,852
Reinvestment of distributions	1,507,697	885,011	26,942,551	16,000,993
Shares redeemed	(4,118,136)	(3,213,471)	(74,124,983)	(58,671,562)
Net increase (decrease)	59,959,861	45,667,274	$1,082,905,497	$815,664,283
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	86,025,453	110,962,220	$1,299,965,870	$1,654,304,549
Reinvestment of distributions	15,107,462	21,957,182	229,180,205	325,960,643
Shares redeemed	(82,917,707)	(99,897,658)	(1,262,836,996)	(1,486,838,456)
Net increase (decrease)	18,215,208	33,021,744	$266,309,079	$493,426,736
Class K
Shares sold	93,071,804	152,904,028	$1,414,570,724	$2,323,823,499
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	–	810,190,579	–	11,861,189,816
Reinvestment of distributions	22,189,920	25,155,590	335,955,382	383,622,740
Shares redeemed	(162,819,808)	(133,107,016)	(2,469,554,267)	(2,040,612,137)
Net increase (decrease)	(47,558,084)	855,143,181	$(719,028,161)	$12,528,023,918
Class K6
Shares sold	61,962,222	48,428,487	$950,919,386	$727,016,849
Reinvestment of distributions	1,501,983	875,553	22,770,060	13,360,944
Shares redeemed	(3,635,653)	(2,447,780)	(55,459,264)	(37,752,360)
Net increase (decrease)	59,828,552	46,856,260	$918,230,182	$702,625,433
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	114,357,824	136,619,831	$1,212,979,858	$1,431,492,061
Reinvestment of distributions	22,477,411	33,488,676	239,384,409	348,747,375
Shares redeemed	(113,943,932)	(139,529,622)	(1,218,390,159)	(1,457,941,134)
Net increase (decrease)	22,891,303	30,578,885	$233,974,108	$322,298,302
Class K
Shares sold	127,998,063	204,272,570	$1,366,553,863	$2,180,144,652
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	–	1,209,417,175	–	12,432,808,583
Reinvestment of distributions	33,636,990	38,561,612	357,897,586	412,994,864
Shares redeemed	(234,086,037)	(192,024,994)	(2,494,022,833)	(2,069,340,268)
Net increase (decrease)	(72,450,984)	1,260,226,363	$(769,571,384)	$12,956,607,831
Class K6
Shares sold	81,192,591	63,538,724	$875,001,916	$671,238,294
Reinvestment of distributions	2,045,840	1,066,834	21,767,741	11,425,788
Shares redeemed	(4,778,362)	(3,427,354)	(51,099,743)	(37,056,376)
Net increase (decrease)	78,460,069	61,178,204	$845,669,914	$645,607,706
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	75,278,694	83,678,942	$904,770,311	$990,525,865
Reinvestment of distributions	9,991,436	13,350,262	120,696,554	157,549,317
Shares redeemed	(69,963,161)	(72,278,251)	(848,390,338)	(853,762,795)
Net increase (decrease)	15,306,969	24,750,953	$177,076,527	$294,312,387
Class K
Shares sold	90,594,687	138,438,372	$1,096,330,973	$1,672,115,670
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	–	680,392,245	–	7,906,157,717
Reinvestment of distributions	18,708,391	20,403,619	225,623,203	247,495,898
Shares redeemed	(145,350,988)	(114,898,251)	(1,756,100,626)	(1,401,257,211)
Net increase (decrease)	(36,047,910)	724,335,985	$(434,146,450)	$8,424,512,074
Class K6
Shares sold	55,104,850	35,416,332	$674,338,014	$424,716,328
Reinvestment of distributions	1,072,161	497,430	12,930,259	6,038,804
Shares redeemed	(2,544,483)	(1,761,820)	(30,859,157)	(21,547,868)
Net increase (decrease)	53,632,528	34,151,942	$656,409,116	$409,207,264
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	62,676,941	75,824,728	$758,627,978	$902,647,093
Reinvestment of distributions	8,041,120	10,861,802	97,699,616	128,951,626
Shares redeemed	(55,905,302)	(63,697,605)	(681,837,559)	(756,367,850)
Net increase (decrease)	14,812,759	22,988,925	$174,490,035	$275,230,869
Class K
Shares sold	85,023,890	122,562,514	$1,034,677,925	$1,491,197,304
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	–	572,849,516	–	6,690,882,218
Reinvestment of distributions	15,746,600	17,173,138	191,006,262	209,512,284
Shares redeemed	(127,274,019)	(96,878,288)	(1,546,685,578)	(1,187,384,579)
Net increase (decrease)	(26,503,529)	615,706,880	$(321,001,391)	$7,204,207,227
Class K6
Shares sold	46,171,269	28,136,620	$568,148,027	$340,101,592
Reinvestment of distributions	823,900	358,805	10,002,143	4,377,425
Shares redeemed	(2,658,062)	(1,536,761)	(32,458,367)	(18,895,572)
Net increase (decrease)	44,337,107	26,958,664	$545,691,803	$325,583,445
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	30,143,474	38,370,551	$412,297,361	$515,078,307
Reinvestment of distributions	2,447,312	2,987,887	33,577,117	40,144,179
Shares redeemed	(22,821,438)	(23,349,667)	(314,192,707)	(313,087,284)
Net increase (decrease)	9,769,348	18,008,771	$131,681,771	$242,135,202
Class K
Shares sold	46,944,626	61,914,305	$645,358,663	$850,947,947
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	–	187,145,598	–	2,460,964,568
Reinvestment of distributions	5,152,547	5,543,037	70,641,422	76,216,759
Shares redeemed	(47,923,670)	(35,972,762)	(658,081,760)	(496,645,456)
Net increase (decrease)	4,173,503	218,630,178	$57,918,325	$2,891,483,818
Class K6
Shares sold	19,370,629	10,467,862	$269,291,987	$142,591,736
Reinvestment of distributions	267,554	125,661	3,670,845	1,727,838
Shares redeemed	(1,203,845)	(701,172)	(16,583,508)	(9,691,523)
Net increase (decrease)	18,434,338	9,892,351	$256,379,324	$134,628,051
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	9,862,313	13,553,573	$120,757,734	$162,527,190
Reinvestment of distributions	460,211	472,322	5,642,179	5,668,501
Shares redeemed	(5,461,471)	(4,749,212)	(67,177,088)	(56,963,732)
Net increase (decrease)	4,861,053	9,276,683	$59,222,825	$111,231,959
Class K
Shares sold	19,320,842	21,671,635	$237,336,253	$266,499,060
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	–	30,017,564	–	350,605,136
Reinvestment of distributions	953,157	897,950	11,676,178	10,999,891
Shares redeemed	(12,034,179)	(7,538,541)	(147,707,053)	(92,630,473)
Net increase (decrease)	8,239,820	45,048,608	$101,305,378	$535,473,614
Class K6
Shares sold	4,634,350	2,364,906	$57,544,228	$28,724,895
Reinvestment of distributions	51,151	24,823	627,109	304,083
Shares redeemed	(327,504)	(186,212)	(4,033,992)	(2,286,597)
Net increase (decrease)	4,357,997	2,203,517	$54,137,345	$26,742,381

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series Small Cap Opportunities Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Investment Grade Bond Fund	–	10%	21%	19%	1%	–	–
Fidelity Series All-Sector Equity Fund	–	–	10%	15%	13%	15%	–
Fidelity Series Emerging Markets Opportunities Fund	–	–	12%	16%	13%	14%	–
Fidelity Series Inflation-Protected Bond Index Fund	10%	12%	19%	–	–	–	–
Fidelity Series High Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Floating Rate High Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Real Estate Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Commodity Strategy Fund	–	–	13%	16%	11%	12%	–
Fidelity Series International Growth Fund	–	–	11%	16%	13%	14%	–
Fidelity Series International Value Fund	–	–	11%	16%	13%	14%	–
Fidelity Series International Small Cap Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Emerging Markets Debt Fund	–	–	14%	16%	10%	11%	–
Fidelity Series Value Discovery Fund	–	–	11%	16%	13%	13%	–
Fidelity Series Intrinsic Opportunities Fund	–	–	13%	18%	15%	16%	–
Fidelity Series Large Cap Stock Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Opportunistic Insights Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Stock Selector Large Cap Value Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Growth Company Fund	–	–	12%	18%	15%	16%	10%
Fidelity Series Blue Chip Growth Fund	–	–	12%	18%	15%	16%	10%
Fidelity Series Large Cap Value Index Fund	–	–	12%	18%	14%	15%	–
Fidelity Series Small Cap Discovery Fund	–	–	13%	18%	15%	15%	–
Fidelity Series Short-Term Credit Fund	–	11%	18%	–	–	–	–
Fidelity Series Government Money Market Fund	–	10%	15%	–	–	–	–
Fidelity Series Long-Term Treasury Bond Index Fund	–	–	14%	17%	12%	–	–
Fidelity Series International Credit Fund	–	–	15%	15%	10%	10%	–
Fidelity Series Canada Fund	–	–	12%	16%	13%	14%	–
Fidelity Series Emerging Markets Fund	–	–	–	–	–	15%	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Small Cap Opportunities Fund	89%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series All-Sector Equity Fund	87%
Fidelity Series Emerging Markets Opportunities Fund	90%
Fidelity Series Inflation-Protected Bond Index Fund	83%
Fidelity Series High Income Fund	91%
Fidelity Series Floating Rate High Income Fund	90%
Fidelity Series Real Estate Income Fund	90%
Fidelity Series Commodity Strategy Fund	90%
Fidelity Series International Growth Fund	90%
Fidelity Series International Value Fund	90%
Fidelity Series International Small Cap Fund	90%
Fidelity Series Emerging Markets Debt Fund	90%
Fidelity Series Value Discovery Fund	86%
Fidelity Series Intrinsic Opportunities Fund	99%
Fidelity Series Large Cap Stock Fund	88%
Fidelity Series Opportunistic Insights Fund	87%
Fidelity Series Stock Selector Large Cap Value Fund	89%
Fidelity Series Growth Company Fund	99%
Fidelity Series Blue Chip Growth Fund	99%
Fidelity Series Large Cap Value Index Fund	94%
Fidelity Series Small Cap Discovery Fund	99%
Fidelity Series Short-Term Credit Fund	91%
Fidelity Series Government Money Market Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	83%
Fidelity Series International Credit Fund	91%
Fidelity Series Canada Fund	90%
Fidelity Series Emerging Markets Fund	67%

11. Prior Year Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities	Unrealized appreciation (depreciation)	Net Assets	Surviving Funds	Net assets	Total net assets after the acquisition
Fidelity Freedom K 2005 Fund	$412,419,889	$40,449,279	$412,589,249	Fidelity Freedom 2005 Fund	$610,614,214	$1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended March 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Fidelity Freedom 2005 Fund	$16,728,029	$35,389,643	$11,609,337	$63,727,009
Fidelity Freedom 2010 Fund	106,763,939	333,966,494	71,884,105	512,614,538
Fidelity Freedom 2015 Fund	159,942,201	586,125,932	165,934,516	912,002,649
Fidelity Freedom 2020 Fund	450,417,256	1,534,035,495	849,346,252	2,833,799,003
Fidelity Freedom 2025 Fund	380,268,141	1,245,869,247	1,016,040,300	2,642,177,688
Fidelity Freedom 2030 Fund	412,091,376	1,721,922,624	1,479,580,811	3,613,594,811
Fidelity Freedom 2035 Fund	242,223,907	1,155,921,037	1,298,580,090	2,696,725,034
Fidelity Freedom 2040 Fund	248,017,447	1,233,803,836	1,365,296,048	2,847,117,331
Fidelity Freedom 2045 Fund	146,215,610	672,902,843	832,531,991	1,651,650,444
Fidelity Freedom 2050 Fund	122,703,111	561,458,056	703,867,025	1,388,028,192
Fidelity Freedom 2055 Fund	45,262,250	182,494,227	254,156,558	481,913,035
Fidelity Freedom 2060 Fund	7,044,354	27,215,638	32,045,178	66,305,170
Fidelity Freedom Income Fund	63,379,287	104,507,706	13,301,658	181,188,651

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.46%
Actual		$1,000.00	$1,008.30	$2.32
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K	.41%
Actual		$1,000.00	$1,007.80	$2.06
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class K6	.37%
Actual		$1,000.00	$1,008.30	$1.86
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.48%
Actual		$1,000.00	$1,012.80	$2.42
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class K	.43%
Actual		$1,000.00	$1,012.10	$2.17
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class K6	.37%
Actual		$1,000.00	$1,013.40	$1.87
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.52%
Actual		$1,000.00	$1,017.10	$2.63
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class K	.46%
Actual		$1,000.00	$1,017.20	$2.33
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K6	.39%
Actual		$1,000.00	$1,017.20	$1.97
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.57%
Actual		$1,000.00	$1,021.60	$2.89
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class K	.50%
Actual		$1,000.00	$1,021.70	$2.53
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class K6	.41%
Actual		$1,000.00	$1,022.40	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.61%
Actual		$1,000.00	$1,025.00	$3.10
Hypothetical-C		$1,000.00	$1,022.01	$3.09
Class K	.53%
Actual		$1,000.00	$1,025.70	$2.69
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class K6	.43%
Actual		$1,000.00	$1,026.40	$2.18
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.65%
Actual		$1,000.00	$1,028.80	$3.31
Hypothetical-C		$1,000.00	$1,021.81	$3.29
Class K	.57%
Actual		$1,000.00	$1,028.90	$2.90
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class K6	.45%
Actual		$1,000.00	$1,029.60	$2.29
Hypothetical-C		$1,000.00	$1,022.81	$2.28
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$1,000.00	$1,035.20	$3.57
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class K	.60%
Actual		$1,000.00	$1,035.30	$3.06
Hypothetical-C		$1,000.00	$1,022.06	$3.04
Class K6	.47%
Actual		$1,000.00	$1,036.00	$2.40
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.74%
Actual		$1,000.00	$1,042.40	$3.79
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class K	.64%
Actual		$1,000.00	$1,043.20	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,043.80	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.90	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.70	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,045.30	$3.85
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.50	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.10	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.70	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.50	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.60	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.30	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,044.90	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.80	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.60	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. In connection with the renewal of the Advisory Contracts for the funds, the Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Freedom 2005 Fund

Fidelity Freedom 2010 Fund

Fidelity Freedom 2015 Fund

Fidelity Freedom 2020 Fund

Fidelity Freedom 2025 Fund

Fidelity Freedom 2030 Fund

Fidelity Freedom 2035 Fund

Fidelity Freedom 2040 Fund

Fidelity Freedom 2045 Fund

Fidelity Freedom 2050 Fund

Fidelity Freedom 2055 Fund

Fidelity Freedom 2060 Fund

Fidelity Freedom Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2017. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of the retail class (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, and Freedom Income Fund; (ii) ranked equal to the competitive median for 2017 for Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, and Freedom 2060 Fund; and (iii) ranked above the competitive median for 2017 for Freedom 2020 Fund. The Board noted that for Freedom 2020 Fund, the total expense ratio of the retail class is above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of the retail class of Freedom 2020 Fund ranks below the competitive median.

The Board noted that the total expense ratio of each of Class K and Class K6 (including expenses of the Series Funds) for each fund ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FF-K6-SANN-1118
1.9885888.101

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class K Semi-Annual Report September 30, 2018

Contents

Note to shareholder
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, and slightly reducing the equity and short-term debt allocations for shorter-dated Funds. These updates are expected to be fully implemented by the end of 2018.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.0
Fidelity Series Government Money Market Fund 2.12%	18.5
Fidelity Series Inflation-Protected Bond Index Fund	12.9
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	2.7
Fidelity Series International Growth Fund	2.2
Fidelity Series International Value Fund	2.2
Fidelity Series Commodity Strategy Fund	1.9
Fidelity Series Intrinsic Opportunities Fund	1.7
88.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.2%
International Equity Funds	8.2%
Bond Funds	57.2%
Short-Term Funds	23.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.07% 11/1/18 to 11/29/18 (a)
(Cost $2,046,120)	2,050,000	2,045,940
	Shares	Value

Domestic Equity Funds - 11.2%
Fidelity Series All-Sector Equity Fund (b)	858,243	$11,680,686
Fidelity Series Blue Chip Growth Fund (b)	1,560,696	23,878,651
Fidelity Series Commodity Strategy Fund (b)	13,244,322	66,221,611
Fidelity Series Growth Company Fund (b)	2,389,870	48,299,268
Fidelity Series Intrinsic Opportunities Fund (b)	3,192,734	58,522,811
Fidelity Series Large Cap Stock Fund (b)	3,223,063	51,343,391
Fidelity Series Large Cap Value Index Fund (b)	1,082,077	14,283,418
Fidelity Series Opportunistic Insights Fund (b)	1,306,853	25,941,035
Fidelity Series Small Cap Discovery Fund (b)	556,478	6,761,204
Fidelity Series Small Cap Opportunities Fund (b)	1,423,282	20,908,009
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,935,156	38,802,766
Fidelity Series Value Discovery Fund (b)	2,009,660	27,512,252
TOTAL DOMESTIC EQUITY FUNDS
(Cost $276,504,143)		394,155,102

International Equity Funds - 8.2%
Fidelity Series Canada Fund (b)	694,311	7,505,503
Fidelity Series Emerging Markets Fund (b)	1,256,778	12,178,180
Fidelity Series Emerging Markets Opportunities Fund (b)	4,889,313	93,825,908
Fidelity Series International Growth Fund (b)	4,785,578	78,483,481
Fidelity Series International Small Cap Fund (b)	995,982	17,828,076
Fidelity Series International Value Fund (b)	7,413,802	77,993,198
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $211,566,464)		287,814,346

Bond Funds - 57.2%
Fidelity Series Emerging Markets Debt Fund (b)	2,751,836	26,224,993
Fidelity Series Floating Rate High Income Fund (b)	923,890	8,795,428
Fidelity Series High Income Fund (b)	4,996,399	48,015,395
Fidelity Series Inflation-Protected Bond Index Fund (b)	46,587,298	452,362,667
Fidelity Series International Credit Fund (b)	189,327	1,861,080
Fidelity Series Investment Grade Bond Fund (b)	119,477,891	1,301,114,228
Fidelity Series Long-Term Treasury Bond Index Fund (b)	19,022,011	156,741,370
Fidelity Series Real Estate Income Fund (b)	1,582,236	17,056,501
TOTAL BOND FUNDS
(Cost $2,027,662,368)		2,012,171,662

Short-Term Funds - 23.4%
Fidelity Cash Central Fund, 2.11% (c)	6,323,103	6,324,368
Fidelity Series Government Money Market Fund 2.12% (b)(d)	650,644,590	650,644,590
Fidelity Series Short-Term Credit Fund (b)	16,816,160	165,807,334
TOTAL SHORT-TERM FUNDS
(Cost $824,593,524)		822,776,292
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,342,372,619)		3,518,963,342
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,365,656)
NET ASSETS - 100%		$3,517,597,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	74	Dec. 2018	$7,309,350	$6,992	$6,992
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	302	Dec. 2018	15,850,470	306,292	306,292

TOTAL PURCHASED					313,284

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	120	Dec. 2018	17,514,000	(5,821)	(5,821)
TOTAL FUTURES CONTRACTS					$307,463

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,279.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,227
Total	$22,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,916,073	$--	$16,684,277	$--	$6,617,339	$(5,849,135)	$--
Fidelity Series All-Sector Equity Fund	30,551,376	115,455	21,947,241	--	4,831,585	(1,870,489)	11,680,686
Fidelity Series Blue Chip Growth Fund	31,582,362	2,352,394	13,043,656	2,230,117	4,900,631	(1,913,080)	23,878,651
Fidelity Series Canada Fund	9,334,390	35,276	2,424,341	--	38,184	521,994	7,505,503
Fidelity Series Commodity Strategy Fund	79,034,933	9,548,706	16,818,873	3,986,945	(7,468,813)	1,925,658	66,221,611
Fidelity Series Emerging Markets Debt Fund	28,508,764	902,235	1,638,828	816,946	(60,408)	(1,486,770)	26,224,993
Fidelity Series Emerging Markets Fund	--	12,208,821	--	--	--	(30,641)	12,178,180
Fidelity Series Emerging Markets Opportunities Fund	114,600,734	420,188	7,342,008	-	1,620,303	(15,473,309)	93,825,908
Fidelity Series Floating Rate High Income Fund	9,147,819	274,285	635,291	238,738	(20,985)	29,600	8,795,428
Fidelity Series Government Money Market Fund 2.12%	859,951,401	69,275,671	278,582,482	7,435,363	--	--	650,644,590
Fidelity Series Growth Company Fund	67,193,973	245,130	28,224,982	--	12,524,066	(3,438,919)	48,299,268
Fidelity Series High Income Fund	56,045,887	1,643,209	10,098,549	1,457,553	(391,510)	816,358	48,015,395
Fidelity Series Inflation-Protected Bond Index Fund	140,449,749	324,353,975	10,956,858	440,347	(194,602)	(1,289,597)	452,362,667
Fidelity Series International Credit Fund	1,872,196	23,073	15,354	23,073	(207)	(18,628)	1,861,080
Fidelity Series International Growth Fund	97,009,280	4,906,227	24,528,224	--	5,569,188	(4,472,990)	78,483,481
Fidelity Series International Small Cap Fund	24,130,987	722,091	6,131,344	--	1,086,699	(1,980,357)	17,828,076
Fidelity Series International Value Fund	95,143,387	2,872,788	19,256,243	--	2,026,684	(2,793,418)	77,993,198
Fidelity Series Intrinsic Opportunities Fund	78,260,126	2,885,114	24,344,665	2,589,390	6,363,540	(4,641,304)	58,522,811
Fidelity Series Investment Grade Bond Fund	1,414,325,467	30,307,343	127,389,060	19,355,296	(4,842,803)	(11,286,719)	1,301,114,228
Fidelity Series Large Cap Stock Fund	69,040,943	4,047,231	24,920,395	3,779,653	4,311,623	(1,136,011)	51,343,391
Fidelity Series Large Cap Value Index Fund	19,791,623	73,996	6,783,122	--	782,291	418,630	14,283,418
Fidelity Series Long-Term Treasury Bond Index Fund	78,600,027	106,098,031	22,416,953	1,345,713	(967,598)	(4,572,137)	156,741,370
Fidelity Series Opportunistic Insights Fund	34,616,831	133,023	12,971,038	--	5,678,589	(1,516,370)	25,941,035
Fidelity Series Real Estate Equity Fund	6,171,500	89,767	6,510,092	82,424	1,186,459	(937,634)	--
Fidelity Series Real Estate Income Fund	17,355,440	796,611	1,202,716	729,693	1,034	106,132	17,056,501
Fidelity Series Short-Term Credit Fund	211,429,964	3,118,161	48,731,013	2,306,640	(675,183)	665,405	165,807,334
Fidelity Series Small Cap Discovery Fund	9,419,231	587,510	3,144,728	551,769	470,284	(571,093)	6,761,204
Fidelity Series Small Cap Opportunities Fund	28,758,372	1,735,904	11,073,522	1,625,936	3,635,064	(2,147,809)	20,908,009
Fidelity Series Stock Selector Large Cap Value Fund	53,907,465	202,727	18,643,449	--	3,992,165	(656,142)	38,802,766
Fidelity Series Value Discovery Fund	38,314,030	143,770	12,952,582	--	3,272,501	(1,265,467)	27,512,252
	$3,720,464,330	$580,118,712	$779,411,886	$48,995,596	$54,286,120	$(64,864,242)	$3,510,593,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,045,940	$--	$2,045,940	$--
Domestic Equity Funds	394,155,102	394,155,102	--	--
International Equity Funds	287,814,346	287,814,346	--	--
Bond Funds	2,012,171,662	2,012,171,662	--	--
Short-Term Funds	822,776,292	822,776,292	--	--
Total Investments in Securities:	$3,518,963,342	$3,516,917,402	$2,045,940	$--
Derivative Instruments:
Assets
Futures Contracts	$313,284	$313,284	$--	$--
Total Assets	$313,284	$313,284	$--	$--
Liabilities
Futures Contracts	$(5,821)	$(5,821)	$--	$--
Total Liabilities	$(5,821)	$(5,821)	$--	$--
Total Derivative Instruments:	$307,463	$307,463	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$313,284	$(5,821)
Total Equity Risk	313,284	(5,821)
Total Value of Derivatives	$313,284	$(5,821)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,046,120)	$2,045,940
Fidelity Central Funds (cost $6,324,368)	6,324,368
Other affiliated issuers (cost $3,334,002,131)	3,510,593,034
Total Investment in Securities (cost $3,342,372,619)		$3,518,963,342
Receivable for investments sold		28,842,301
Receivable for fund shares sold		15,793,947
Distributions receivable from Fidelity Central Funds		9,284
Total assets		3,563,608,874
Liabilities
Payable for investments purchased	$26,867,605
Payable for fund shares redeemed	17,720,285
Accrued management fee	1,301,864
Payable for daily variation margin on futures contracts	121,434
Total liabilities		46,011,188
Net Assets		$3,517,597,686
Net Assets consist of:
Paid in capital		$3,277,238,597
Undistributed net investment income		10,820,928
Accumulated undistributed net realized gain (loss) on investments		52,639,975
Net unrealized appreciation (depreciation) on investments		176,898,186
Net Assets		$3,517,597,686
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,040,849,966 ÷ 176,249,126 shares)		$11.58
Class K:
Net Asset Value, offering price and redemption price per share ($1,388,227,944 ÷ 120,056,290 shares)		$11.56
Class K6:
Net Asset Value, offering price and redemption price per share ($88,519,776 ÷ 7,654,695 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$39,690,637
Interest		8,225
Income from Fidelity Central Funds		22,227
Total income		39,721,089
Expenses
Management fee	$8,016,172
Independent trustees' fees and expenses	8,900
Total expenses before reductions	8,025,072
Expense reductions	(54)
Total expenses after reductions		8,025,018
Net investment income (loss)		31,696,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(161)
Other affiliated issuers	54,286,120
Futures contracts	(909,660)
Capital gain distributions from underlying funds:
Affiliated issuers	9,304,959
Total net realized gain (loss)		62,681,258
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(163)
Affiliated issuers	(64,864,242)
Futures contracts	307,463
Total change in net unrealized appreciation (depreciation)		(64,556,942)
Net gain (loss)		(1,875,684)
Net increase (decrease) in net assets resulting from operations		$29,820,387

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,696,071	$54,568,700
Net realized gain (loss)	62,681,258	90,451,426
Change in net unrealized appreciation (depreciation)	(64,556,942)	(21,703,503)
Net increase (decrease) in net assets resulting from operations	29,820,387	123,316,623
Distributions to shareholders from net investment income	(26,350,776)	(51,949,454)
Distributions to shareholders from net realized gain	(38,860,177)	(67,440,706)
Total distributions	(65,210,953)	(119,390,160)
Share transactions - net increase (decrease)	(166,581,803)	1,577,891,442
Total increase (decrease) in net assets	(201,972,369)	1,581,817,905
Net Assets
Beginning of period	3,719,570,055	2,137,752,150
End of period	$3,517,597,686	$3,719,570,055
Other Information
Undistributed net investment income end of period	$10,820,928	$5,475,633

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$11.57	$11.26	$11.75	$11.86	$11.91
Income from Investment Operations
Net investment income (loss)A	.10	.18	.19	.21	.21	.16
Net realized and unrealized gain (loss)	–B	.38	.49	(.27)	.28	.30
Total from investment operations	.10	.56	.68	(.06)	.49	.46
Distributions from net investment income	(.08)	(.19)	(.20)C	(.21)	(.20)	(.16)
Distributions from net realized gain	(.12)	(.25)	(.17)C	(.22)	(.40)	(.35)
Total distributions	(.21)D	(.44)	(.37)	(.43)	(.60)	(.51)
Net asset value, end of period	$11.58	$11.69	$11.57	$11.26	$11.75	$11.86
Total ReturnE,F	.83%	4.86%	6.16%	(.45)%	4.31%	3.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	.46%I,J	.39%	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.46%I,J	.39%	-%	-%	-%	-%
Expenses net of all reductions	.46%I,J	.39%	-%	-%	-%	-%
Net investment income (loss)	1.73%I	1.57%	1.70%	1.86%	1.77%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,040,850	$2,111,741	$2,137,752	$2,184,994	$2,483,848	$1,935,210
Portfolio turnover rateH	32%I	17%L	31%	20%	26%L	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.123 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.10	.19
Net realized and unrealized gain (loss)	(.01)	.05
Total from investment operations	.09	.24
Distributions from net investment income	(.09)	(.16)
Distributions from net realized gain	(.12)	(.17)
Total distributions	(.21)	(.32)C
Net asset value, end of period	$11.56	$11.68
Total ReturnD,E	.78%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.42%H
Expenses net of fee waivers, if any	.41%H,I	.42%H
Expenses net of all reductions	.41%H,I	.42%H
Net investment income (loss)	1.78%H	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,388,228	$1,568,576
Portfolio turnover rateG	32%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.11	.18
Net realized and unrealized gain (loss)	(.01)	.15
Total from investment operations	.10	.33
Distributions from net investment income	(.09)	(.17)
Distributions from net realized gain	(.12)	(.17)
Total distributions	(.22)C	(.33)D
Net asset value, end of period	$11.56	$11.68
Total ReturnE,F	.83%	2.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.37%I	.37%I
Expenses net of fee waivers, if any	.37%I	.37%I
Expenses net of all reductions	.37%I	.37%I
Net investment income (loss)	1.83%I	1.91%I
Supplemental Data
Net assets, end of period (000 omitted)	$88,520	$39,253
Portfolio turnover rateH	32%I	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.123 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.8
Fidelity Series Government Money Market Fund 2.12%	15.0
Fidelity Series Inflation-Protected Bond Index Fund	11.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Growth Fund	3.1
Fidelity Series International Value Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.8
Fidelity Series Large Cap Stock Fund	2.5
83.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.7%
International Equity Funds	11.0%
Bond Funds	52.2%
Short-Term Funds	19.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $548,923)	550,000	548,875
	Shares	Value

Domestic Equity Funds - 17.7%
Fidelity Series All-Sector Equity Fund (b)	419,751	$5,712,814
Fidelity Series Blue Chip Growth Fund (b)	739,407	11,312,923
Fidelity Series Commodity Strategy Fund (b)	3,872,246	19,361,232
Fidelity Series Growth Company Fund (b)	1,126,383	22,764,204
Fidelity Series Intrinsic Opportunities Fund (b)	1,504,862	27,584,116
Fidelity Series Large Cap Stock Fund (b)	1,520,594	24,223,069
Fidelity Series Large Cap Value Index Fund (b)	515,832	6,808,987
Fidelity Series Opportunistic Insights Fund (b)	618,895	12,285,070
Fidelity Series Small Cap Discovery Fund (b)	269,538	3,274,882
Fidelity Series Small Cap Opportunities Fund (b)	674,973	9,915,352
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,386,991	18,336,026
Fidelity Series Value Discovery Fund (b)	951,661	13,028,244
TOTAL DOMESTIC EQUITY FUNDS
(Cost $125,280,107)		174,606,919

International Equity Funds - 11.0%
Fidelity Series Canada Fund (b)	275,001	2,972,756
Fidelity Series Emerging Markets Fund (b)	444,311	4,305,378
Fidelity Series Emerging Markets Opportunities Fund (b)	1,777,470	34,109,656
Fidelity Series International Growth Fund (b)	1,835,426	30,100,992
Fidelity Series International Small Cap Fund (b)	394,580	7,062,991
Fidelity Series International Value Fund (b)	2,855,208	30,036,787
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $82,972,590)		108,588,560

Bond Funds - 52.2%
Fidelity Series Emerging Markets Debt Fund (b)	743,824	7,088,641
Fidelity Series Floating Rate High Income Fund (b)	254,282	2,420,762
Fidelity Series High Income Fund (b)	1,416,745	13,614,918
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,164,173	108,404,115
Fidelity Series International Credit Fund (b)	51,571	506,942
Fidelity Series Investment Grade Bond Fund (b)	30,629,278	333,552,834
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,545,446	45,694,477
Fidelity Series Real Estate Income Fund (b)	440,833	4,752,178
TOTAL BOND FUNDS
(Cost $534,508,047)		516,034,867

Short-Term Funds - 19.1%
Fidelity Cash Central Fund, 2.11% (c)	1,659,283	1,659,615
Fidelity Series Government Money Market Fund 2.12% (b)(d)	148,326,056	148,326,056
Fidelity Series Short-Term Credit Fund (b)	3,905,275	38,506,009
TOTAL SHORT-TERM FUNDS
(Cost $188,946,883)		188,491,680
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $932,256,550)		988,270,901
NET OTHER ASSETS (LIABILITIES) - 0.0%		(389,601)
NET ASSETS - 100%		$987,881,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	24	Dec. 2018	$2,370,600	$2,268	$2,268
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	88	Dec. 2018	4,618,680	90,385	90,384

TOTAL PURCHASED					92,652

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	48	Dec. 2018	7,005,600	(5,028)	(5,028)
TOTAL FUTURES CONTRACTS					$87,624

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $548,875.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,098
Total	$6,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$6,515,325	$--	$6,766,231	$--	$3,060,458	$(2,809,552)	$--
Fidelity Series All-Sector Equity Fund	12,530,153	323,580	8,401,825	--	638,590	622,316	5,712,814
Fidelity Series Blue Chip Growth Fund	12,953,358	1,402,783	4,184,724	1,047,213	1,473,388	(331,882)	11,312,923
Fidelity Series Canada Fund	3,443,587	90,826	769,911	--	11,026	197,228	2,972,756
Fidelity Series Commodity Strategy Fund	21,665,200	3,277,306	3,988,960	1,155,570	(3,206,008)	1,613,694	19,361,232
Fidelity Series Emerging Markets Debt Fund	7,599,846	385,829	483,923	219,233	(12,852)	(400,259)	7,088,641
Fidelity Series Emerging Markets Fund	--	4,318,466	--	--	--	(13,088)	4,305,378
Fidelity Series Emerging Markets Opportunities Fund	40,950,004	1,179,316	3,026,645	--	334,133	(5,327,152)	34,109,656
Fidelity Series Floating Rate High Income Fund	2,476,054	134,554	192,296	65,135	(1,837)	4,287	2,420,762
Fidelity Series Government Money Market Fund 2.12%	188,891,827	24,156,237	64,722,008	1,675,943	--	--	148,326,056
Fidelity Series Growth Company Fund	27,067,672	709,266	8,781,193	--	3,637,097	131,362	22,764,204
Fidelity Series High Income Fund	15,273,504	768,359	2,545,845	407,388	(93,139)	212,039	13,614,918
Fidelity Series Inflation-Protected Bond Index Fund	34,330,025	77,720,594	3,292,577	104,461	(109,818)	(244,109)	108,404,115
Fidelity Series International Credit Fund	511,877	6,308	6,093	6,308	(80)	(5,070)	506,942
Fidelity Series International Growth Fund	35,653,275	1,361,049	7,353,311	--	1,843,979	(1,404,000)	30,100,992
Fidelity Series International Small Cap Fund	8,838,106	321,958	1,773,378	--	370,877	(694,572)	7,062,991
Fidelity Series International Value Fund	35,085,401	929,268	5,760,831	--	447	(217,498)	30,036,787
Fidelity Series Intrinsic Opportunities Fund	32,312,650	2,084,749	7,442,081	1,214,527	733,664	(104,866)	27,584,116
Fidelity Series Investment Grade Bond Fund	357,195,577	15,703,190	35,256,473	4,918,970	(1,215,834)	(2,873,626)	333,552,834
Fidelity Series Large Cap Stock Fund	28,318,570	2,429,949	7,842,568	1,641,583	909,822	407,296	24,223,069
Fidelity Series Large Cap Value Index Fund	8,118,267	221,652	2,054,428	--	175,759	347,737	6,808,987
Fidelity Series Long-Term Treasury Bond Index Fund	21,896,394	30,282,437	4,886,938	392,361	(169,455)	(1,427,961)	45,694,477
Fidelity Series Opportunistic Insights Fund	14,197,365	387,487	4,045,102	--	1,535,896	209,424	12,285,070
Fidelity Series Real Estate Equity Fund	2,522,653	22,552	2,634,464	19,427	352,087	(262,828)	--
Fidelity Series Real Estate Income Fund	4,756,952	332,037	366,115	201,476	(833)	30,137	4,752,178
Fidelity Series Short-Term Credit Fund	46,349,875	1,780,739	9,623,590	515,426	(116,864)	115,849	38,506,009
Fidelity Series Small Cap Discovery Fund	3,862,917	331,020	870,333	226,894	97,568	(146,290)	3,274,882
Fidelity Series Small Cap Opportunities Fund	11,795,128	1,081,023	3,484,539	764,275	694,276	(170,536)	9,915,352
Fidelity Series Stock Selector Large Cap Value Fund	22,112,603	604,742	5,803,995	--	791,480	631,196	18,336,026
Fidelity Series Value Discovery Fund	15,714,129	429,039	3,972,779	--	449,096	408,759	13,028,244
	$1,022,938,294	$172,776,315	$210,333,156	$14,576,190	$12,182,923	$(11,501,965)	$986,062,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$548,875	$--	$548,875	$--
Domestic Equity Funds	174,606,919	174,606,919	--	--
International Equity Funds	108,588,560	108,588,560	--	--
Bond Funds	516,034,867	516,034,867	--	--
Short-Term Funds	188,491,680	188,491,680	--	--
Total Investments in Securities:	$988,270,901	$987,722,026	$548,875	$--
Derivative Instruments:
Assets
Futures Contracts	$92,652	$92,652	$--	$--
Total Assets	$92,652	$92,652	$--	$--
Liabilities
Futures Contracts	$(5,028)	$(5,028)	$--	$--
Total Liabilities	$(5,028)	$(5,028)	$--	$--
Total Derivative Instruments:	$87,624	$87,624	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$92,652	$(5,028)
Total Equity Risk	92,652	(5,028)
Total Value of Derivatives	$92,652	$(5,028)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $548,923)	$548,875
Fidelity Central Funds (cost $1,659,615)	1,659,615
Other affiliated issuers (cost $930,048,012)	986,062,411
Total Investment in Securities (cost $932,256,550)		$988,270,901
Cash		27,686
Receivable for investments sold		6,172,493
Receivable for fund shares sold		9,845,821
Distributions receivable from Fidelity Central Funds		2,443
Total assets		1,004,319,344
Liabilities
Payable for investments purchased	$5,482,681
Payable for fund shares redeemed	10,532,505
Accrued management fee	376,240
Payable for daily variation margin on futures contracts	46,618
Total liabilities		16,438,044
Net Assets		$987,881,300
Net Assets consist of:
Paid in capital		$910,955,558
Undistributed net investment income		8,096,776
Accumulated undistributed net realized gain (loss) on investments		12,726,991
Net unrealized appreciation (depreciation) on investments		56,101,975
Net Assets		$987,881,300
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($571,564,332 ÷ 45,945,798 shares)		$12.44
Class K:
Net Asset Value, offering price and redemption price per share ($386,290,515 ÷ 31,090,455 shares)		$12.42
Class K6:
Net Asset Value, offering price and redemption price per share ($30,026,453 ÷ 2,415,955 shares)		$12.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,376,153
Interest		2,543
Income from Fidelity Central Funds		6,098
Total income		10,384,794
Expenses
Management fee	$2,305,748
Independent trustees' fees and expenses	2,463
Total expenses before reductions	2,308,211
Expense reductions	(70)
Total expenses after reductions		2,308,141
Net investment income (loss)		8,076,653
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(32)
Other affiliated issuers	12,182,923
Futures contracts	(373,350)
Capital gain distributions from underlying funds:
Affiliated issuers	4,200,037
Total net realized gain (loss)		16,009,578
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(43)
Affiliated issuers	(11,501,965)
Futures contracts	87,624
Total change in net unrealized appreciation (depreciation)		(11,414,384)
Net gain (loss)		4,595,194
Net increase (decrease) in net assets resulting from operations		$12,671,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,076,653	$14,738,670
Net realized gain (loss)	16,009,578	30,625,628
Change in net unrealized appreciation (depreciation)	(11,414,384)	1,018,991
Net increase (decrease) in net assets resulting from operations	12,671,847	46,383,289
Distributions to shareholders from net investment income	(2,637,248)	(13,671,334)
Distributions to shareholders from net realized gain	(15,179,078)	(20,759,680)
Total distributions	(17,816,326)	(34,431,014)
Share transactions - net increase (decrease)	(29,634,052)	426,953,870
Total increase (decrease) in net assets	(34,778,531)	438,906,145
Net Assets
Beginning of period	1,022,659,831	583,753,686
End of period	$987,881,300	$1,022,659,831
Other Information
Undistributed net investment income end of period	$8,096,776	$2,657,371

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.20	$11.66	$12.24	$12.01	$11.53
Income from Investment Operations
Net investment income (loss)A	.10	.19	.20	.22	.22	.16
Net realized and unrealized gain (loss)	.06	.59	.71	(.34)	.40	.58
Total from investment operations	.16	.78	.91	(.12)	.62	.74
Distributions from net investment income	(.03)	(.18)	(.22)B	(.22)	(.23)	(.15)
Distributions from net realized gain	(.19)	(.30)	(.15)B	(.23)	(.17)	(.10)
Total distributions	(.22)	(.48)	(.37)	(.46)C	(.39)D	(.26)E
Net asset value, end of period	$12.44	$12.50	$12.20	$11.66	$12.24	$12.01
Total ReturnF,G	1.28%	6.43%	7.91%	(1.01)%	5.26%	6.43%
Ratios to Average Net AssetsH,I
Expenses before reductions	.48%J	.41%	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.48%J	.41%	-%	-%	-%	-%
Expenses net of all reductions	.48%J	.41%	-%	-%	-%	-%
Net investment income (loss)	1.58%J	1.52%	1.70%	1.87%	1.79%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$571,564	$590,056	$583,754	$580,726	$639,723	$668,987
Portfolio turnover rateI	34%J	23%L	31%	22%	23%	44%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

 K Amount represents less than $.005 per share.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.10	.21
Net realized and unrealized gain (loss)	.05	.15
Total from investment operations	.15	.36
Distributions from net investment income	(.03)	(.16)
Distributions from net realized gain	(.19)	(.19)
Total distributions	(.22)	(.35)
Net asset value, end of period	$12.42	$12.49
Total ReturnC,D	1.21%	2.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%G
Expenses net of fee waivers, if any	.43%G	.44%G
Expenses net of all reductions	.43%G	.44%G
Net investment income (loss)	1.64%G	2.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$386,291	$422,622
Portfolio turnover rateF	34%G	23%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.10	.20
Net realized and unrealized gain (loss)	.07	.29
Total from investment operations	.17	.49
Distributions from net investment income	(.04)	(.16)
Distributions from net realized gain	(.19)	(.19)
Total distributions	(.23)	(.36)C
Net asset value, end of period	$12.43	$12.49
Total ReturnD,E	1.34%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.38%H
Expenses net of fee waivers, if any	.37%H	.38%H
Expenses net of all reductions	.37%H	.38%H
Net investment income (loss)	1.69%H	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,026	$9,983
Portfolio turnover rateG	34%H	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.1
Fidelity Series Government Money Market Fund 2.12%	11.7
Fidelity Series Inflation-Protected Bond Index Fund	9.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Intrinsic Opportunities Fund	4.0
Fidelity Series International Value Fund	3.9
Fidelity Series International Growth Fund	3.9
Fidelity Series Large Cap Stock Fund	3.5
Fidelity Series Growth Company Fund	3.2
78.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.3%
International Equity Funds	13.8%
Bond Funds	46.9%
Short-Term Funds	14.9%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $4,309,407)	4,320,000	4,309,070
	Shares	Value

Domestic Equity Funds - 24.3%
Fidelity Series All-Sector Equity Fund (b)	3,812,876	$51,893,237
Fidelity Series Blue Chip Growth Fund (b)	6,597,640	100,943,885
Fidelity Series Commodity Strategy Fund (b)	24,645,939	123,229,693
Fidelity Series Growth Company Fund (b)	10,020,378	202,511,830
Fidelity Series Intrinsic Opportunities Fund (b)	13,428,098	246,137,030
Fidelity Series Large Cap Stock Fund (b)	13,535,206	215,615,835
Fidelity Series Large Cap Value Index Fund (b)	4,622,485	61,016,805
Fidelity Series Opportunistic Insights Fund (b)	5,521,417	109,600,136
Fidelity Series Small Cap Discovery Fund (b)	2,429,120	29,513,812
Fidelity Series Small Cap Opportunities Fund (b)	6,027,343	88,541,674
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,356,692	163,355,472
Fidelity Series Value Discovery Fund (b)	8,489,413	116,220,062
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,034,501,591)		1,508,579,471

International Equity Funds - 13.8%
Fidelity Series Canada Fund (b)	2,237,101	24,183,067
Fidelity Series Emerging Markets Fund (b)	2,676,477	25,935,067
Fidelity Series Emerging Markets Opportunities Fund (b)	13,889,539	266,540,245
Fidelity Series International Growth Fund (b)	14,717,387	241,365,148
Fidelity Series International Small Cap Fund (b)	3,217,762	57,597,941
Fidelity Series International Value Fund (b)	23,261,039	244,706,131
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $645,578,380)		860,327,599

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund (b)	4,671,644	44,520,764
Fidelity Series Floating Rate High Income Fund (b)	1,560,283	14,853,890
Fidelity Series High Income Fund (b)	8,986,621	86,361,428
Fidelity Series Inflation-Protected Bond Index Fund (b)	57,872,983	561,946,665
Fidelity Series International Credit Fund (b)	347,035	3,411,358
Fidelity Series Investment Grade Bond Fund (b)	171,882,124	1,871,796,329
Fidelity Series Long-Term Treasury Bond Index Fund (b)	36,342,844	299,465,037
Fidelity Series Real Estate Income Fund (b)	2,720,658	29,328,693
TOTAL BOND FUNDS
(Cost $3,013,964,424)		2,911,684,164

Short-Term Funds - 14.9%
Fidelity Cash Central Fund, 2.11% (c)	10,449,674	10,451,764
Fidelity Series Government Money Market Fund 2.12% (b)(d)	725,083,274	725,083,274
Fidelity Series Short-Term Credit Fund (b)	19,574,073	193,000,357
TOTAL SHORT-TERM FUNDS
(Cost $930,862,691)		928,535,395
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,629,216,493)		6,213,435,699
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,837,036)
NET ASSETS - 100%		$6,210,598,663

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	170	Dec. 2018	$16,791,750	$16,062	$16,062
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	690	Dec. 2018	36,214,650	701,623	701,623

TOTAL PURCHASED					717,685

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	373	Dec. 2018	54,439,350	(56,078)	(56,078)
TOTAL FUTURES CONTRACTS					$661,607

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,246,959.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,034
Total	$41,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$54,376,498	$2	$56,567,080	$--	$23,146,601	$(20,956,021)	$--
Fidelity Series All-Sector Equity Fund	104,338,689	142,565	63,245,555	--	6,739,679	3,917,859	51,893,237
Fidelity Series Blue Chip Growth Fund	107,885,174	9,571,563	25,469,308	9,418,055	9,382,474	(426,018)	100,943,885
Fidelity Series Canada Fund	27,093,349	35,848	4,597,144	--	80,354	1,570,660	24,183,067
Fidelity Series Commodity Strategy Fund	137,197,589	17,628,555	21,424,243	7,411,479	(12,115,316)	1,943,108	123,229,693
Fidelity Series Emerging Markets Debt Fund	48,296,926	1,438,936	2,591,766	1,387,040	(109,787)	(2,513,545)	44,520,764
Fidelity Series Emerging Markets Fund	--	26,014,737	--	--	--	(79,670)	25,935,067
Fidelity Series Emerging Markets Opportunities Fund	317,936,755	7,629,394	20,111,703	--	2,800,779	(41,714,980)	266,540,245
Fidelity Series Floating Rate High Income Fund	15,446,698	425,382	1,033,012	403,743	(42,046)	56,868	14,853,890
Fidelity Series Government Money Market Fund 2.12%	939,655,611	101,925,082	316,497,419	8,361,044	--	--	725,083,274
Fidelity Series Growth Company Fund	223,906,115	299,703	53,389,773	--	25,688,430	6,007,355	202,511,830
Fidelity Series High Income Fund	96,454,868	2,706,830	13,554,009	2,594,305	(561,419)	1,315,158	86,361,428
Fidelity Series Inflation-Protected Bond Index Fund	178,194,874	401,025,758	15,393,845	540,807	(725,022)	(1,155,100)	561,946,665
Fidelity Series International Credit Fund	3,431,541	42,292	27,952	42,290	(375)	(34,148)	3,411,358
Fidelity Series International Growth Fund	280,934,996	364,682	43,632,249	--	14,316,017	(10,618,298)	241,365,148
Fidelity Series International Small Cap Fund	69,606,079	1,327,875	10,790,607	--	3,208,646	(5,754,052)	57,597,941
Fidelity Series International Value Fund	276,230,918	364,680	30,540,985	--	1,301,162	(2,649,644)	244,706,131
Fidelity Series Intrinsic Opportunities Fund	270,386,197	11,254,573	40,362,721	10,890,050	3,820,323	1,038,658	246,137,030
Fidelity Series Investment Grade Bond Fund	2,054,586,502	31,367,263	190,897,443	27,937,353	(7,420,763)	(15,839,230)	1,871,796,329
Fidelity Series Large Cap Stock Fund	237,596,786	14,375,642	47,469,959	14,042,007	5,646,648	5,466,718	215,615,835
Fidelity Series Large Cap Value Index Fund	67,588,086	91,972	11,119,800	--	1,037,885	3,418,662	61,016,805
Fidelity Series Long-Term Treasury Bond Index Fund	140,751,002	187,086,796	17,807,500	2,801,879	(514,079)	(10,051,182)	299,465,037
Fidelity Series Opportunistic Insights Fund	118,254,820	162,955	23,557,539	--	10,352,028	4,387,872	109,600,136
Fidelity Series Real Estate Equity Fund	20,792,626	142,266	21,515,609	117,176	3,933,001	(3,352,284)	--
Fidelity Series Real Estate Income Fund	29,805,115	1,295,676	1,957,655	1,254,330	101,713	83,844	29,328,693
Fidelity Series Short-Term Credit Fund	230,191,316	2,867,077	40,055,309	2,546,712	(564,132)	561,405	193,000,357
Fidelity Series Small Cap Discovery Fund	32,169,764	1,928,944	4,176,144	1,883,849	405,377	(814,129)	29,513,812
Fidelity Series Small Cap Opportunities Fund	98,250,232	7,014,990	20,651,145	6,878,847	5,002,322	(1,074,725)	88,541,674
Fidelity Series Stock Selector Large Cap Value Fund	184,075,787	251,770	33,072,920	--	7,257,308	4,843,527	163,355,472
Fidelity Series Value Discovery Fund	130,831,369	178,467	22,070,434	--	5,600,160	1,680,500	116,220,062
	$6,496,266,282	$828,962,275	$1,153,580,828	$98,510,966	$107,767,968	$(80,740,832)	$6,198,674,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,309,070	$--	$4,309,070	$--
Domestic Equity Funds	1,508,579,471	1,508,579,471	--	--
International Equity Funds	860,327,599	860,327,599	--	--
Bond Funds	2,911,684,164	2,911,684,164	--	--
Short-Term Funds	928,535,395	928,535,395	--	--
Total Investments in Securities:	$6,213,435,699	$6,209,126,629	$4,309,070	$--
Derivative Instruments:
Assets
Futures Contracts	$717,685	$717,685	$--	$--
Total Assets	$717,685	$717,685	$--	$--
Liabilities
Futures Contracts	$(56,078)	$(56,078)	$--	$--
Total Liabilities	$(56,078)	$(56,078)	$--	$--
Total Derivative Instruments:	$661,607	$661,607	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$717,685	$(56,078)
Total Equity Risk	717,685	(56,078)
Total Value of Derivatives	$717,685	$(56,078)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,309,407)	$4,309,070
Fidelity Central Funds (cost $10,451,764)	10,451,764
Other affiliated issuers (cost $5,614,455,322)	6,198,674,865
Total Investment in Securities (cost $5,629,216,493)		$6,213,435,699
Receivable for investments sold		25,395,869
Receivable for fund shares sold		43,423,852
Distributions receivable from Fidelity Central Funds		15,258
Other receivables		93,931
Total assets		6,282,364,609
Liabilities
Payable for investments purchased	$23,412,225
Payable for fund shares redeemed	45,312,623
Accrued management fee	2,592,155
Payable for daily variation margin on futures contracts	355,010
Other payables and accrued expenses	93,933
Total liabilities		71,765,946
Net Assets		$6,210,598,663
Net Assets consist of:
Paid in capital		$5,453,599,612
Undistributed net investment income		45,776,812
Accumulated undistributed net realized gain (loss) on investments		126,341,426
Net unrealized appreciation (depreciation) on investments		584,880,813
Net Assets		$6,210,598,663
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,912,850,518 ÷ 246,545,650 shares)		$15.87
Class K:
Net Asset Value, offering price and redemption price per share ($2,141,312,975 ÷ 135,032,714 shares)		$15.86
Class K6:
Net Asset Value, offering price and redemption price per share ($156,435,170 ÷ 9,869,361 shares)		$15.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$61,624,998
Interest		17,873
Income from Fidelity Central Funds		41,034
Total income		61,683,905
Expenses
Management fee	$15,920,645
Independent trustees' fees and expenses	15,661
Total expenses before reductions	15,936,306
Expense reductions	(38)
Total expenses after reductions		15,936,268
Net investment income (loss)		45,747,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(160)
Other affiliated issuers	107,767,968
Futures contracts	(2,468,390)
Capital gain distributions from underlying funds:
Affiliated issuers	36,885,968
Total net realized gain (loss)		142,185,386
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(308)
Affiliated issuers	(80,740,832)
Futures contracts	661,607
Total change in net unrealized appreciation (depreciation)		(80,079,533)
Net gain (loss)		62,105,853
Net increase (decrease) in net assets resulting from operations		$107,853,490

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,747,637	$95,597,195
Net realized gain (loss)	142,185,386	280,325,462
Change in net unrealized appreciation (depreciation)	(80,079,533)	13,024,260
Net increase (decrease) in net assets resulting from operations	107,853,490	388,946,917
Distributions to shareholders from net investment income	(13,644,925)	(93,275,651)
Distributions to shareholders from net realized gain	(139,801,282)	(192,908,815)
Total distributions	(153,446,207)	(286,184,466)
Share transactions - net increase (decrease)	(238,158,638)	2,254,227,956
Total increase (decrease) in net assets	(283,751,355)	2,356,990,407
Net Assets
Beginning of period	6,494,350,018	4,137,359,611
End of period	$6,210,598,663	$6,494,350,018
Other Information
Undistributed net investment income end of period	$45,776,812	$13,674,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$15.56	$14.75	$15.75	$15.51	$14.67
Income from Investment Operations
Net investment income (loss)A	.11	.24	.26	.28	.28	.22
Net realized and unrealized gain (loss)	.16	.95	1.08	(.50)	.62	.99
Total from investment operations	.27	1.19	1.34	(.22)	.90	1.21
Distributions from net investment income	(.03)	(.23)	(.26)	(.29)	(.29)	(.21)
Distributions from net realized gain	(.35)	(.54)	(.26)	(.49)	(.36)	(.16)
Total distributions	(.38)	(.77)	(.53)B	(.78)	(.66)C	(.37)
Net asset value, end of period	$15.87	$15.98	$15.56	$14.75	$15.75	$15.51
Total ReturnD,E	1.71%	7.74%	9.27%	(1.42)%	5.91%	8.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H,I	.44%	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.52%H,I	.44%	-%	-%	-%	-%
Expenses net of all reductions	.52%H,I	.44%	-%	-%	-%	-%
Net investment income (loss)	1.41%H	1.47%	1.69%	1.86%	1.81%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$3,912,851	$4,038,370	$4,137,360	$4,271,151	$4,940,590	$5,419,921
Portfolio turnover rateG	26%H	19%K	23%	17%	18%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.12	.27
Net realized and unrealized gain (loss)	.15	.31
Total from investment operations	.27	.58
Distributions from net investment income	(.04)	(.22)
Distributions from net realized gain	(.35)	(.35)
Total distributions	(.38)C	(.57)
Net asset value, end of period	$15.86	$15.97
Total ReturnD,E	1.72%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.47%H
Expenses net of fee waivers, if any	.46%H	.47%H
Expenses net of all reductions	.46%H	.47%H
Net investment income (loss)	1.48%H	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,141,313	$2,396,182
Portfolio turnover rateG	26%H	19%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.347 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.12	.27
Net realized and unrealized gain (loss)	.15	.50
Total from investment operations	.27	.77
Distributions from net investment income	(.05)	(.22)
Distributions from net realized gain	(.35)	(.35)
Total distributions	(.39)C	(.57)
Net asset value, end of period	$15.85	$15.97
Total ReturnD,E	1.72%	4.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.40%H
Expenses net of fee waivers, if any	.39%H	.40%H
Expenses net of all reductions	.39%H	.40%H
Net investment income (loss)	1.54%H	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$156,435	$59,797
Portfolio turnover rateG	26%H	19%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.347 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.4
Fidelity Series Government Money Market Fund 2.12%	8.9
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Intrinsic Opportunities Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Large Cap Stock Fund	4.5
Fidelity Series Growth Company Fund	4.2
75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	16.4%
Bond Funds	41.3%
Short-Term Funds	11.4%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $6,963,454)	6,980,000	6,962,914
	Shares	Value

Domestic Equity Funds - 30.8%
Fidelity Series All-Sector Equity Fund (b)	7,658,881	$104,237,365
Fidelity Series Blue Chip Growth Fund (b)	13,099,158	200,417,110
Fidelity Series Commodity Strategy Fund (b)	38,185,260	190,926,300
Fidelity Series Growth Company Fund (b)	19,881,835	401,811,889
Fidelity Series Intrinsic Opportunities Fund (b)	26,628,510	488,100,596
Fidelity Series Large Cap Stock Fund (b)	26,863,876	427,941,546
Fidelity Series Large Cap Value Index Fund (b)	9,184,646	121,237,328
Fidelity Series Opportunistic Insights Fund (b)	10,962,366	217,602,974
Fidelity Series Small Cap Discovery Fund (b)	4,752,915	57,747,920
Fidelity Series Small Cap Opportunities Fund (b)	11,968,751	175,820,954
Fidelity Series Stock Selector Large Cap Value Fund (b)	24,529,834	324,284,401
Fidelity Series Value Discovery Fund (b)	16,856,316	230,762,968
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,013,102,833)		2,940,891,351

International Equity Funds - 16.4%
Fidelity Series Canada Fund (b)	4,212,192	45,533,790
Fidelity Series Emerging Markets Fund (b)	2,124,534	20,586,736
Fidelity Series Emerging Markets Opportunities Fund (b)	24,635,965	472,764,169
Fidelity Series International Growth Fund (b)	27,776,770	455,539,033
Fidelity Series International Small Cap Fund (b)	6,080,028	108,832,500
Fidelity Series International Value Fund (b)	43,901,453	461,843,287
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,161,992,869)		1,565,099,515

Bond Funds - 41.3%
Fidelity Series Emerging Markets Debt Fund (b)	6,862,234	65,397,088
Fidelity Series Floating Rate High Income Fund (b)	2,348,381	22,356,586
Fidelity Series High Income Fund (b)	14,013,876	134,673,346
Fidelity Series Inflation-Protected Bond Index Fund (b)	69,490,388	674,751,670
Fidelity Series International Credit Fund (b)	527,686	5,187,152
Fidelity Series Investment Grade Bond Fund (b)	231,533,682	2,521,401,798
Fidelity Series Long-Term Treasury Bond Index Fund (b)	56,905,913	468,904,720
Fidelity Series Real Estate Income Fund (b)	4,047,514	43,632,202
TOTAL BOND FUNDS
(Cost $4,044,757,529)		3,936,304,562

Short-Term Funds - 11.4%
Fidelity Cash Central Fund, 2.11% (c)	13,952,759	13,955,550
Fidelity Series Government Money Market Fund 2.12% (b)(d)	843,781,001	843,781,001
Fidelity Series Short-Term Credit Fund (b)	23,286,742	229,607,272
TOTAL SHORT-TERM FUNDS
(Cost $1,090,261,051)		1,087,343,823
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,317,077,736)		9,536,602,165
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,222,720)
NET ASSETS - 100%		$9,532,379,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,504	Dec. 2018	$78,937,440	$1,452,217	$1,452,217
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	633	Dec. 2018	92,386,350	(110,178)	(110,178)
TOTAL FUTURES CONTRACTS					$1,342,039

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,755,063.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,713
Total	$56,713

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$105,566,561	$1	$109,407,302	$--	$40,106,846	$(36,266,106)	$--
Fidelity Series All-Sector Equity Fund	202,550,169	165,642	119,273,752	--	17,821,865	2,973,441	104,237,365
Fidelity Series Blue Chip Growth Fund	209,424,941	18,861,866	44,822,850	18,683,697	16,415,893	537,260	200,417,110
Fidelity Series Canada Fund	50,695,921	44,480	8,302,451	--	150,419	2,945,421	45,533,790
Fidelity Series Commodity Strategy Fund	214,500,126	26,473,497	34,262,949	11,474,253	(14,531,977)	(1,252,397)	190,926,300
Fidelity Series Emerging Markets Debt Fund	72,411,618	2,115,267	5,219,690	2,061,854	(192,210)	(3,717,897)	65,397,088
Fidelity Series Emerging Markets Fund	--	20,647,008	--	--	--	(60,272)	20,586,736
Fidelity Series Emerging Markets Opportunities Fund	567,323,168	19,277,116	44,269,796	--	4,838,181	(74,404,500)	472,764,169
Fidelity Series Floating Rate High Income Fund	23,739,962	637,234	2,042,272	614,954	(82,549)	104,211	22,356,586
Fidelity Series Government Money Market Fund 2.12%	1,087,835,535	130,846,320	374,900,854	9,813,245	--	--	843,781,001
Fidelity Series Growth Company Fund	432,334,504	327,473	92,082,102	--	42,975,194	18,256,820	401,811,889
Fidelity Series High Income Fund	148,415,499	4,173,453	19,083,941	4,057,611	(765,770)	1,934,105	134,673,346
Fidelity Series Inflation-Protected Bond Index Fund	199,093,014	500,074,055	21,995,353	632,749	(549,352)	(1,870,694)	674,751,670
Fidelity Series International Credit Fund	5,270,239	64,952	95,017	64,949	(1,322)	(51,700)	5,187,152
Fidelity Series International Growth Fund	522,861,176	447,505	74,893,359	--	24,509,876	(17,386,165)	455,539,033
Fidelity Series International Small Cap Fund	130,259,302	2,410,977	19,170,077	--	5,779,036	(10,446,738)	108,832,500
Fidelity Series International Value Fund	517,007,350	447,500	53,572,606	--	3,710,775	(5,749,732)	461,843,287
Fidelity Series Intrinsic Opportunities Fund	526,008,710	21,994,978	69,121,942	21,592,356	6,511,770	2,707,080	488,100,596
Fidelity Series Investment Grade Bond Fund	2,839,330,215	40,597,523	326,746,479	38,121,432	(14,687,457)	(17,092,004)	2,521,401,798
Fidelity Series Large Cap Stock Fund	468,089,078	27,655,756	89,839,128	27,279,056	6,297,421	15,738,419	427,941,546
Fidelity Series Large Cap Value Index Fund	131,206,403	101,894	18,797,821	--	2,088,173	6,638,679	121,237,328
Fidelity Series Long-Term Treasury Bond Index Fund	222,582,675	287,217,527	24,286,590	4,814,374	(548,000)	(16,060,892)	468,904,720
Fidelity Series Opportunistic Insights Fund	229,538,880	178,725	40,742,237	--	16,518,077	12,109,529	217,602,974
Fidelity Series Real Estate Equity Fund	40,229,865	286,682	41,604,622	251,884	6,843,030	(5,754,955)	--
Fidelity Series Real Estate Income Fund	45,268,860	1,945,253	3,877,160	1,878,975	225,064	70,185	43,632,202
Fidelity Series Short-Term Credit Fund	266,092,890	3,150,871	39,632,397	2,916,475	(544,484)	540,392	229,607,272
Fidelity Series Small Cap Discovery Fund	62,450,884	3,708,234	7,624,147	3,648,644	713,232	(1,500,283)	57,747,920
Fidelity Series Small Cap Opportunities Fund	190,744,879	13,804,967	36,025,212	13,648,437	8,560,808	(1,264,488)	175,820,954
Fidelity Series Stock Selector Large Cap Value Fund	357,360,316	278,813	56,973,360	--	11,923,124	11,695,508	324,284,401
Fidelity Series Value Discovery Fund	253,985,129	197,475	37,652,579	--	9,584,673	4,648,270	230,762,968
	$10,122,177,869	$1,128,133,044	$1,816,318,045	$161,554,945	$193,670,336	$(111,979,503)	$9,515,683,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,962,914	$--	$6,962,914	$--
Domestic Equity Funds	2,940,891,351	2,940,891,351	--	--
International Equity Funds	1,565,099,515	1,565,099,515	--	--
Bond Funds	3,936,304,562	3,936,304,562	--	--
Short-Term Funds	1,087,343,823	1,087,343,823	--	--
Total Investments in Securities:	$9,536,602,165	$9,529,639,251	$6,962,914	$--
Derivative Instruments:
Assets
Futures Contracts	$1,452,217	$1,452,217	$--	$--
Total Assets	$1,452,217	$1,452,217	$--	$--
Liabilities
Futures Contracts	$(110,178)	$(110,178)	$--	$--
Total Liabilities	$(110,178)	$(110,178)	$--	$--
Total Derivative Instruments:	$1,342,039	$1,342,039	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,452,217	$(110,178)
Total Equity Risk	1,452,217	(110,178)
Total Value of Derivatives	$1,452,217	$(110,178)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,963,454)	$6,962,914
Fidelity Central Funds (cost $13,955,550)	13,955,550
Other affiliated issuers (cost $8,296,158,732)	9,515,683,701
Total Investment in Securities (cost $8,317,077,736)		$9,536,602,165
Receivable for investments sold		19,451,157
Receivable for fund shares sold		151,139,181
Distributions receivable from Fidelity Central Funds		20,143
Total assets		9,707,212,646
Liabilities
Payable for investments purchased	$15,312,677
Payable for fund shares redeemed	154,742,851
Accrued management fee	4,235,571
Payable for daily variation margin on futures contracts	542,102
Total liabilities		174,833,201
Net Assets		$9,532,379,445
Net Assets consist of:
Paid in capital		$8,004,819,143
Undistributed net investment income		62,789,082
Accumulated undistributed net realized gain (loss) on investments		243,904,752
Net unrealized appreciation (depreciation) on investments		1,220,866,468
Net Assets		$9,532,379,445
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,221,028,753 ÷ 393,516,799 shares)		$13.27
Class K:
Net Asset Value, offering price and redemption price per share ($3,944,021,176 ÷ 297,621,143 shares)		$13.25
Class K6:
Net Asset Value, offering price and redemption price per share ($367,329,516 ÷ 27,706,572 shares)		$13.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$89,189,405
Interest		27,693
Income from Fidelity Central Funds		56,713
Total income		89,273,811
Expenses
Management fee	$26,301,567
Independent trustees' fees and expenses	24,338
Total expenses before reductions	26,325,905
Expense reductions	(55)
Total expenses after reductions		26,325,850
Net investment income (loss)		62,947,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(192)
Other affiliated issuers	193,670,336
Futures contracts	(4,911,076)
Capital gain distributions from underlying funds:
Affiliated issuers	72,365,540
Total net realized gain (loss)		261,124,608
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(496)
Affiliated issuers	(111,979,503)
Futures contracts	1,342,039
Total change in net unrealized appreciation (depreciation)		(110,637,960)
Net gain (loss)		150,486,648
Net increase (decrease) in net assets resulting from operations		$213,434,609

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,947,961	$141,540,775
Net realized gain (loss)	261,124,608	463,661,846
Change in net unrealized appreciation (depreciation)	(110,637,960)	46,350,154
Net increase (decrease) in net assets resulting from operations	213,434,609	651,552,775
Distributions to shareholders from net investment income	(16,218,290)	(138,935,375)
Distributions to shareholders from net realized gain	(243,245,554)	(291,414,799)
Total distributions	(259,463,844)	(430,350,174)
Share transactions - net increase (decrease)	(540,504,439)	4,570,397,075
Total increase (decrease) in net assets	(586,533,674)	4,791,599,676
Net Assets
Beginning of period	10,118,913,119	5,327,313,443
End of period	$9,532,379,445	$10,118,913,119
Other Information
Undistributed net investment income end of period	$62,789,082	$16,059,411

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.33	$12.82	$12.03	$12.92	$12.91	$12.28
Income from Investment Operations
Net investment income (loss)A	.08	.19	.21	.23	.23	.18
Net realized and unrealized gain (loss)	.21	.97	1.04	(.46)	.57	.91
Total from investment operations	.29	1.16	1.25	(.23)	.80	1.09
Distributions from net investment income	(.02)	(.19)	(.21)	(.23)	(.25)	(.18)
Distributions from net realized gain	(.32)	(.46)	(.24)	(.43)	(.54)	(.28)
Total distributions	(.35)B	(.65)	(.46)C	(.66)	(.79)	(.46)
Net asset value, end of period	$13.27	$13.33	$12.82	$12.03	$12.92	$12.91
Total ReturnD,E	2.16%	9.15%	10.63%	(1.83)%	6.42%	8.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.48%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.57%H	.48%	-%	-%	-%	-%
Expenses net of all reductions	.57%H	.48%	-%	-%	-%	-%
Net investment income (loss)	1.24%H	1.40%	1.69%	1.87%	1.83%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,221,029	$5,380,580	$5,327,313	$5,354,142	$6,056,161	$6,388,485
Portfolio turnover rateG	23%H	23%J	21%	17%	18%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.324 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than $.005 per share.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.09	.22
Net realized and unrealized gain (loss)	.20	.34
Total from investment operations	.29	.56
Distributions from net investment income	(.02)	(.18)
Distributions from net realized gain	(.32)	(.29)
Total distributions	(.35)C	(.46)D
Net asset value, end of period	$13.25	$13.31
Total ReturnE,F	2.17%	4.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.51%I,J
Expenses net of fee waivers, if any	.50%I	.51%I,J
Expenses net of all reductions	.50%I	.51%I,J
Net investment income (loss)	1.31%I	2.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,944,021	$4,624,065
Portfolio turnover rateH	23%I	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.324 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.09	.21
Net realized and unrealized gain (loss)	.21	.55
Total from investment operations	.30	.76
Distributions from net investment income	(.03)	(.18)
Distributions from net realized gain	(.32)	(.29)
Total distributions	(.36)C	(.47)
Net asset value, end of period	$13.26	$13.32
Total ReturnD,E	2.24%	5.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	.42%H
Expenses net of fee waivers, if any	.41%H	.42%H
Expenses net of all reductions	.41%H	.42%H
Net investment income (loss)	1.40%H	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$367,330	$114,268
Portfolio turnover rateG	23%H	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.324 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.4
Fidelity Series Government Money Market Fund 2.12%	6.7
Fidelity Series Intrinsic Opportunities Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Growth Company Fund	5.0
73.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.0%
International Equity Funds	18.8%
Bond Funds	36.5%
Short-Term Funds	8.7%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $20,684,518)	20,740,000	20,682,973
	Shares	Value

Domestic Equity Funds - 36.0%
Fidelity Series All-Sector Equity Fund (b)	27,901,675	$379,741,798
Fidelity Series Blue Chip Growth Fund (b)	47,180,854	721,867,065
Fidelity Series Commodity Strategy Fund (b)	115,360,190	576,800,948
Fidelity Series Growth Company Fund (b)	71,744,072	1,449,947,705
Fidelity Series Intrinsic Opportunities Fund (b)	95,774,150	1,755,540,176
Fidelity Series Large Cap Stock Fund (b)	96,968,323	1,544,705,386
Fidelity Series Large Cap Value Index Fund (b)	33,002,026	435,626,739
Fidelity Series Opportunistic Insights Fund (b)	39,499,537	784,065,805
Fidelity Series Small Cap Discovery Fund (b)	16,912,504	205,486,924
Fidelity Series Small Cap Opportunities Fund (b)	43,090,956	633,006,149
Fidelity Series Stock Selector Large Cap Value Fund (b)	88,498,465	1,169,949,712
Fidelity Series Value Discovery Fund (b)	60,755,485	831,742,593
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,381,363,828)		10,488,481,000

International Equity Funds - 18.8%
Fidelity Series Canada Fund (b)	15,702,480	169,743,805
Fidelity Series Emerging Markets Fund (b)	4,980,307	48,259,173
Fidelity Series Emerging Markets Opportunities Fund (b)	85,388,757	1,638,610,256
Fidelity Series International Growth Fund (b)	97,581,000	1,600,328,399
Fidelity Series International Small Cap Fund (b)	21,324,242	381,703,938
Fidelity Series International Value Fund (b)	154,295,465	1,623,188,288
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,160,105,513)		5,461,833,859

Bond Funds - 36.5%
Fidelity Series Emerging Markets Debt Fund (b)	20,245,743	192,941,935
Fidelity Series Floating Rate High Income Fund (b)	7,073,863	67,343,177
Fidelity Series High Income Fund (b)	43,144,010	414,613,939
Fidelity Series Inflation-Protected Bond Index Fund (b)	155,310,033	1,508,060,418
Fidelity Series International Credit Fund (b)	1,792,036	17,615,710
Fidelity Series Investment Grade Bond Fund (b)	625,929,878	6,816,376,369
Fidelity Series Long-Term Treasury Bond Index Fund (b)	177,442,343	1,462,124,903
Fidelity Series Real Estate Income Fund (b)	12,447,953	134,188,936
TOTAL BOND FUNDS
(Cost $10,980,191,105)		10,613,265,387

Short-Term Funds - 8.7%
Fidelity Cash Central Fund, 2.11% (c)	42,140,236	42,148,664
Fidelity Series Government Money Market Fund 2.12% (b)(d)	1,944,540,655	1,944,540,655
Fidelity Series Short-Term Credit Fund (b)	55,059,947	542,891,082
TOTAL SHORT-TERM FUNDS
(Cost $2,536,671,980)		2,529,580,401
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $25,079,016,944)		29,113,843,620
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,640,031)
NET ASSETS - 100%		$29,099,203,589

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,535	Dec. 2018	$238,019,475	$4,376,008	$4,376,008
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,796	Dec. 2018	262,126,200	(307,900)	(307,900)
TOTAL FUTURES CONTRACTS					$4,068,108

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,053,430.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$162,964
Total	$162,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$360,400,417	$18	$373,452,465	$--	$134,660,262	$(121,608,232)	$--
Fidelity Series All-Sector Equity Fund	691,515,664	5,912,990	390,346,648	--	47,833,809	24,825,983	379,741,798
Fidelity Series Blue Chip Growth Fund	714,854,503	73,434,189	123,409,663	67,214,282	43,462,382	13,525,654	721,867,065
Fidelity Series Canada Fund	169,349,670	648,026	10,636,089	--	129,982	10,252,216	169,743,805
Fidelity Series Commodity Strategy Fund	638,248,050	78,993,185	92,859,241	34,628,683	(45,876,779)	(1,704,267)	576,800,948
Fidelity Series Emerging Markets Debt Fund	209,218,641	6,706,916	11,624,759	6,022,733	(499,589)	(10,859,274)	192,941,935
Fidelity Series Emerging Markets Fund	--	48,402,903	--	--	--	(143,730)	48,259,173
Fidelity Series Emerging Markets Opportunities Fund	1,848,959,268	123,491,002	102,599,769	--	(746,065)	(230,494,180)	1,638,610,256
Fidelity Series Floating Rate High Income Fund	69,635,549	2,114,433	4,473,612	1,829,305	(122,884)	189,691	67,343,177
Fidelity Series Government Money Market Fund 2.12%	2,454,122,385	321,786,452	831,368,182	22,641,479	--	--	1,944,540,655
Fidelity Series Growth Company Fund	1,469,022,731	5,359,767	237,023,800	--	93,373,769	119,215,238	1,449,947,705
Fidelity Series High Income Fund	434,030,687	13,681,073	36,622,814	12,260,125	(1,265,562)	4,790,555	414,613,939
Fidelity Series Inflation-Protected Bond Index Fund	347,776,727	1,194,769,059	28,339,402	1,379,976	(648,563)	(5,497,403)	1,508,060,418
Fidelity Series International Credit Fund	17,926,241	220,920	351,103	220,920	(4,832)	(175,516)	17,615,710
Fidelity Series International Growth Fund	1,737,696,795	6,165,398	168,803,959	--	43,054,241	(17,784,076)	1,600,328,399
Fidelity Series International Small Cap Fund	434,859,065	12,224,124	49,635,188	--	9,108,149	(24,852,212)	381,703,938
Fidelity Series International Value Fund	1,726,630,081	6,581,315	104,401,927	--	3,185,545	(8,806,726)	1,623,188,288
Fidelity Series Intrinsic Opportunities Fund	1,772,722,653	84,228,130	130,872,669	77,651,229	11,980,201	17,481,861	1,755,540,176
Fidelity Series Investment Grade Bond Fund	7,589,645,384	130,699,952	818,830,011	102,923,588	(43,165,455)	(41,973,501)	6,816,376,369
Fidelity Series Large Cap Stock Fund	1,614,989,603	102,266,670	248,681,205	96,277,444	10,554,794	65,575,524	1,544,705,386
Fidelity Series Large Cap Value Index Fund	448,080,326	1,673,594	44,586,413	--	4,293,345	26,165,887	435,626,739
Fidelity Series Long-Term Treasury Bond Index Fund	665,667,185	883,693,252	35,609,154	13,856,674	(144,171)	(51,482,209)	1,462,124,903
Fidelity Series Opportunistic Insights Fund	783,485,090	2,927,703	101,693,495	--	27,776,159	71,570,348	784,065,805
Fidelity Series Real Estate Equity Fund	138,627,411	1,050,429	143,649,574	919,961	17,526,868	(13,555,134)	--
Fidelity Series Real Estate Income Fund	135,680,911	6,271,124	8,623,823	5,733,380	(24,741)	885,465	134,188,936
Fidelity Series Short-Term Credit Fund	587,623,481	8,924,659	53,652,115	6,544,973	(659,181)	654,238	542,891,082
Fidelity Series Small Cap Discovery Fund	213,189,712	13,443,747	18,319,251	12,594,460	814,202	(3,641,486)	205,486,924
Fidelity Series Small Cap Opportunities Fund	651,074,180	51,481,288	92,958,343	49,078,326	15,604,718	7,804,306	633,006,149
Fidelity Series Stock Selector Large Cap Value Fund	1,220,429,926	4,574,271	137,418,773	--	5,123,409	77,240,879	1,169,949,712
Fidelity Series Value Discovery Fund	867,290,850	5,047,119	90,171,026	--	16,315,887	33,259,763	831,742,593
	$30,012,753,186	$3,196,773,708	$4,491,014,473	$511,777,538	$391,639,900	$(59,140,338)	$29,051,011,983

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$20,682,973	$--	$20,682,973	$--
Domestic Equity Funds	10,488,481,000	10,488,481,000	--	--
International Equity Funds	5,461,833,859	5,461,833,859	--	--
Bond Funds	10,613,265,387	10,613,265,387	--	--
Short-Term Funds	2,529,580,401	2,529,580,401	--	--
Total Investments in Securities:	$29,113,843,620	$29,093,160,647	$20,682,973	$--
Derivative Instruments:
Assets
Futures Contracts	$4,376,008	$4,376,008	$--	$--
Total Assets	$4,376,008	$4,376,008	$--	$--
Liabilities
Futures Contracts	$(307,900)	$(307,900)	$--	$--
Total Liabilities	$(307,900)	$(307,900)	$--	$--
Total Derivative Instruments:	$4,068,108	$4,068,108	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,376,008	$(307,900)
Total Equity Risk	4,376,008	(307,900)
Total Value of Derivatives	$4,376,008	$(307,900)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,684,518)	$20,682,973
Fidelity Central Funds (cost $42,148,664)	42,148,664
Other affiliated issuers (cost $25,016,183,762)	29,051,011,983
Total Investment in Securities (cost $25,079,016,944)		$29,113,843,620
Receivable for investments sold		37,923,786
Receivable for fund shares sold		514,747,929
Distributions receivable from Fidelity Central Funds		60,894
Other receivables		212,156
Total assets		29,666,788,385
Liabilities
Payable for investments purchased	$33,203,900
Payable for fund shares redeemed	518,888,158
Accrued management fee	13,626,759
Payable for daily variation margin on futures contracts	1,653,823
Other payables and accrued expenses	212,156
Total liabilities		567,584,796
Net Assets		$29,099,203,589
Net Assets consist of:
Paid in capital		$24,306,599,649
Undistributed net investment income		169,346,562
Accumulated undistributed net realized gain (loss) on investments		584,362,594
Net unrealized appreciation (depreciation) on investments		4,038,894,784
Net Assets		$29,099,203,589
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,864,323,624 ÷ 779,070,636 shares)		$16.51
Class K:
Net Asset Value, offering price and redemption price per share ($14,833,133,079 ÷ 899,112,347 shares)		$16.50
Class K6:
Net Asset Value, offering price and redemption price per share ($1,401,746,886 ÷ 84,913,068 shares)		$16.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$253,523,770
Interest		86,552
Income from Fidelity Central Funds		162,964
Total income		253,773,286
Expenses
Management fee	$83,688,050
Independent trustees' fees and expenses	72,715
Total expenses before reductions	83,760,765
Expense reductions	(13)
Total expenses after reductions		83,760,752
Net investment income (loss)		170,012,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(181)
Other affiliated issuers	391,639,900
Futures contracts	(15,516,827)
Capital gain distributions from underlying funds:
Affiliated issuers	258,253,768
Total net realized gain (loss)		634,376,660
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,416)
Affiliated issuers	(59,140,338)
Futures contracts	4,068,108
Total change in net unrealized appreciation (depreciation)		(55,073,646)
Net gain (loss)		579,303,014
Net increase (decrease) in net assets resulting from operations		$749,315,548

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,012,534	$395,829,727
Net realized gain (loss)	634,376,660	1,249,079,495
Change in net unrealized appreciation (depreciation)	(55,073,646)	265,229,829
Net increase (decrease) in net assets resulting from operations	749,315,548	1,910,139,051
Distributions to shareholders from net investment income	(35,844,885)	(388,661,235)
Distributions to shareholders from net realized gain	(703,638,216)	(719,753,000)
Total distributions	(739,483,101)	(1,108,414,235)
Share transactions - net increase (decrease)	(912,760,404)	16,921,166,403
Total increase (decrease) in net assets	(902,927,957)	17,722,891,219
Net Assets
Beginning of period	30,002,131,546	12,279,240,327
End of period	$29,099,203,589	$30,002,131,546
Other Information
Undistributed net investment income end of period	$169,346,562	$35,178,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.51	$15.70	$14.63	$15.76	$15.81	$14.94
Income from Investment Operations
Net investment income (loss)A	.09	.22	.25	.28	.28	.23
Net realized and unrealized gain (loss)	.32	1.34	1.40	(.60)	.73	1.22
Total from investment operations	.41	1.56	1.65	(.32)	1.01	1.45
Distributions from net investment income	(.02)	(.22)	(.26)	(.28)	(.29)	(.23)
Distributions from net realized gain	(.39)	(.52)	(.32)	(.53)	(.77)	(.36)
Total distributions	(.41)	(.75)B	(.58)	(.81)	(1.06)	(.58)C
Net asset value, end of period	$16.51	$16.51	$15.70	$14.63	$15.76	$15.81
Total ReturnD,E	2.50%	10.01%	11.57%	(2.10)%	6.71%	9.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.52%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.61%H	.52%	-%	-%	-%	-%
Expenses net of all reductions	.61%H	.52%	-%	-%	-%	-%
Net investment income (loss)	1.10%H	1.34%	1.69%	1.83%	1.83%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$12,864,324	$12,916,078	$12,279,240	$11,732,980	$12,868,898	$13,343,983
Portfolio turnover rateG	22%H	21%J	19%	17%	17%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.10	.27
Net realized and unrealized gain (loss)	.32	.50
Total from investment operations	.42	.77
Distributions from net investment income	(.02)	(.21)
Distributions from net realized gain	(.39)	(.31)
Total distributions	(.41)	(.52)
Net asset value, end of period	$16.50	$16.49
Total ReturnC,D	2.57%	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.54%G
Expenses net of fee waivers, if any	.53%G	.54%G
Expenses net of all reductions	.53%G	.54%G
Net investment income (loss)	1.18%G	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,833,133	$16,611,072
Portfolio turnover rateF	22%G	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.10	.24
Net realized and unrealized gain (loss)	.33	.79
Total from investment operations	.43	1.03
Distributions from net investment income	(.03)	(.22)
Distributions from net realized gain	(.39)	(.31)
Total distributions	(.42)	(.53)
Net asset value, end of period	$16.51	$16.50
Total ReturnC,D	2.64%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%G
Expenses net of fee waivers, if any	.43%G	.44%G
Expenses net of all reductions	.43%G	.44%G
Net investment income (loss)	1.28%G	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,401,747	$474,981
Portfolio turnover rateF	22%G	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	19.8
Fidelity Series Intrinsic Opportunities Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series International Value Fund	6.2
Fidelity Series International Growth Fund	6.2
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series Growth Company Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Stock Selector Large Cap Value Fund	4.6
Fidelity Series Government Money Market Fund 2.12%	4.6
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.9%
International Equity Funds	20.9%
Bond Funds	32.2%
Short-Term Funds	6.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $19,442,444)	19,490,000	19,440,982
	Shares	Value

Domestic Equity Funds - 40.9%
Fidelity Series All-Sector Equity Fund (b)	30,302,311	$412,414,456
Fidelity Series Blue Chip Growth Fund (b)	50,976,342	779,938,038
Fidelity Series Commodity Strategy Fund (b)	110,170,047	550,850,234
Fidelity Series Growth Company Fund (b)	77,589,531	1,568,084,421
Fidelity Series Intrinsic Opportunities Fund (b)	102,930,239	1,886,711,284
Fidelity Series Large Cap Stock Fund (b)	104,879,975	1,670,737,995
Fidelity Series Large Cap Value Index Fund (b)	35,606,853	470,010,462
Fidelity Series Opportunistic Insights Fund (b)	42,684,373	847,284,803
Fidelity Series Small Cap Discovery Fund (b)	18,261,335	221,875,223
Fidelity Series Small Cap Opportunities Fund (b)	46,547,929	683,789,084
Fidelity Series Stock Selector Large Cap Value Fund (b)	95,699,550	1,265,148,047
Fidelity Series Value Discovery Fund (b)	65,662,320	898,917,161
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,187,698,363)		11,255,761,208

International Equity Funds - 20.9%
Fidelity Series Canada Fund (b)	16,156,197	174,648,485
Fidelity Series Emerging Markets Fund (b)	5,764,656	55,859,521
Fidelity Series Emerging Markets Opportunities Fund (b)	89,442,930	1,716,409,834
Fidelity Series International Growth Fund (b)	103,044,534	1,689,930,355
Fidelity Series International Small Cap Fund (b)	22,449,718	401,849,944
Fidelity Series International Value Fund (b)	162,577,898	1,710,319,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,533,831,290)		5,749,017,629

Bond Funds - 32.2%
Fidelity Series Emerging Markets Debt Fund (b)	18,481,956	176,133,041
Fidelity Series Floating Rate High Income Fund (b)	6,637,878	63,192,596
Fidelity Series High Income Fund (b)	40,188,331	386,209,861
Fidelity Series Inflation-Protected Bond Index Fund (b)	115,530,452	1,121,800,684
Fidelity Series International Credit Fund (b)	1,540,231	15,140,469
Fidelity Series Investment Grade Bond Fund (b)	501,829,516	5,464,923,433
Fidelity Series Long-Term Treasury Bond Index Fund (b)	184,541,040	1,520,618,174
Fidelity Series Real Estate Income Fund (b)	11,609,758	125,153,191
TOTAL BOND FUNDS
(Cost $9,171,160,909)		8,873,171,449

Short-Term Funds - 6.0%
Fidelity Cash Central Fund, 2.11% (c)	41,037,700	41,045,907
Fidelity Series Government Money Market Fund 2.12% (b)(d)	1,253,497,910	1,253,497,910
Fidelity Series Short-Term Credit Fund (b)	37,391,811	368,683,260
TOTAL SHORT-TERM FUNDS
(Cost $1,668,019,128)		1,663,227,077
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $23,580,152,134)		27,560,618,345
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,682,467)
NET ASSETS - 100%		$27,545,935,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,728	Dec. 2018	$195,664,080	$3,633,712	$3,633,712
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,696	Dec. 2018	247,531,200	(288,162)	(288,162)
TOTAL FUTURES CONTRACTS					$3,345,550

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,876,324.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$153,942
Total	$153,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$366,746,530	$384	$382,199,252	$--	$139,134,622	$(123,682,284)	$--
Fidelity Series All-Sector Equity Fund	705,221,492	15,551,846	384,070,279	--	36,458,834	39,252,563	412,414,456
Fidelity Series Blue Chip Growth Fund	728,890,637	88,795,941	94,156,576	72,350,827	22,684,036	33,724,000	779,938,038
Fidelity Series Canada Fund	169,257,716	3,477,368	8,571,760	--	116,918	10,368,243	174,648,485
Fidelity Series Commodity Strategy Fund	582,964,326	81,295,478	68,462,613	32,961,333	(28,404,874)	(16,542,083)	550,850,234
Fidelity Series Emerging Markets Debt Fund	184,835,032	8,877,984	7,483,112	5,408,566	(411,653)	(9,685,210)	176,133,041
Fidelity Series Emerging Markets Fund	--	55,960,024	--	--	--	(100,503)	55,859,521
Fidelity Series Emerging Markets Opportunities Fund	1,817,196,161	193,452,530	63,823,094	--	(3,018,174)	(227,397,589)	1,716,409,834
Fidelity Series Floating Rate High Income Fund	62,801,027	3,130,310	2,803,707	1,683,568	(63,140)	128,106	63,192,596
Fidelity Series Government Money Market Fund 2.12%	1,735,916,271	172,279,209	654,697,570	15,253,300	--	--	1,253,497,910
Fidelity Series Growth Company Fund	1,493,068,097	31,322,027	177,032,286	--	36,615,397	184,111,186	1,568,084,421
Fidelity Series High Income Fund	387,878,745	18,504,114	23,389,205	11,220,336	(589,516)	3,805,723	386,209,861
Fidelity Series Inflation-Protected Bond Index Fund	222,364,297	911,178,259	6,827,308	988,660	(23,267)	(4,891,297)	1,121,800,684
Fidelity Series International Credit Fund	15,496,785	191,690	392,105	190,980	(5,113)	(150,788)	15,140,469
Fidelity Series International Growth Fund	1,728,455,734	43,212,609	108,064,363	--	15,054,172	11,272,203	1,689,930,355
Fidelity Series International Small Cap Fund	431,342,797	8,755,526	21,742,015	--	1,443,936	(17,950,300)	401,849,944
Fidelity Series International Value Fund	1,725,207,204	62,987,330	73,295,750	--	(538,505)	(4,040,789)	1,710,319,490
Fidelity Series Intrinsic Opportunities Fund	1,796,627,752	121,591,534	59,030,567	83,401,306	1,578,802	25,943,763	1,886,711,284
Fidelity Series Investment Grade Bond Fund	5,978,177,564	195,897,113	641,768,213	81,796,113	(28,536,206)	(38,846,825)	5,464,923,433
Fidelity Series Large Cap Stock Fund	1,631,361,660	135,740,643	174,727,221	101,329,164	6,575,880	71,787,033	1,670,737,995
Fidelity Series Large Cap Value Index Fund	457,041,989	9,676,985	28,662,009	--	999,171	30,954,326	470,010,462
Fidelity Series Long-Term Treasury Bond Index Fund	610,405,640	976,089,648	14,154,094	14,920,890	(230,741)	(51,492,279)	1,520,618,174
Fidelity Series Opportunistic Insights Fund	798,825,062	17,066,251	71,713,173	--	5,365,848	97,740,815	847,284,803
Fidelity Series Real Estate Equity Fund	142,057,130	1,088,209	147,363,842	964,911	10,969,915	(6,751,412)	--
Fidelity Series Real Estate Income Fund	121,846,965	8,009,657	5,442,189	5,285,335	(80,098)	818,856	125,153,191
Fidelity Series Short-Term Credit Fund	397,592,784	13,176,053	42,081,652	4,455,640	(495,834)	491,909	368,683,260
Fidelity Series Small Cap Discovery Fund	217,412,216	17,811,259	10,236,357	13,071,975	(155,699)	(2,956,196)	221,875,223
Fidelity Series Small Cap Opportunities Fund	663,854,507	66,759,576	69,193,679	52,816,971	8,136,431	14,232,249	683,789,084
Fidelity Series Stock Selector Large Cap Value Fund	1,244,944,162	26,153,549	91,381,663	--	9,787	85,422,212	1,265,148,047
Fidelity Series Value Discovery Fund	884,624,024	18,724,436	56,090,981	--	716,663	50,943,019	898,917,161
Total	$27,302,414,306	$3,306,757,542	$3,488,856,635	$498,099,875	$223,307,592	$156,508,651	$27,500,131,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$19,440,982	$--	$19,440,982	$--
Domestic Equity Funds	11,255,761,208	11,255,761,208	--	--
International Equity Funds	5,749,017,629	5,749,017,629	--	--
Bond Funds	8,873,171,449	8,873,171,449	--	--
Short-Term Funds	1,663,227,077	1,663,227,077	--	--
Total Investments in Securities:	$27,560,618,345	$27,541,177,363	$19,440,982	$--
Derivative Instruments:
Assets
Futures Contracts	$3,633,712	$3,633,712	$--	$--
Total Assets	$3,633,712	$3,633,712	$--	$--
Liabilities
Futures Contracts	$(288,162)	$(288,162)	$--	$--
Total Liabilities	$(288,162)	$(288,162)	$--	$--
Total Derivative Instruments:	$3,345,550	$3,345,550	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,633,712	$(288,162)
Total Equity Risk	3,633,712	(288,162)
Total Value of Derivatives	$3,633,712	$(288,162)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,442,444)	$19,440,982
Fidelity Central Funds (cost $41,045,907)	41,045,907
Other affiliated issuers (cost $23,519,663,783)	27,500,131,456
Total Investment in Securities (cost $23,580,152,134)		$27,560,618,345
Receivable for investments sold		45,676,268
Receivable for fund shares sold		629,791,752
Distributions receivable from Fidelity Central Funds		58,853
Total assets		28,236,145,218
Liabilities
Payable for investments purchased	$52,497,661
Payable for fund shares redeemed	622,403,206
Accrued management fee	13,618,137
Payable for daily variation margin on futures contracts	1,690,336
Total liabilities		690,209,340
Net Assets		$27,545,935,878
Net Assets consist of:
Paid in capital		$22,983,958,524
Undistributed net investment income		140,625,726
Accumulated undistributed net realized gain (loss) on investments		437,539,867
Net unrealized appreciation (depreciation) on investments		3,983,811,761
Net Assets		$27,545,935,878
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($11,181,853,747 ÷ 775,112,675 shares)		$14.43
Class K:
Net Asset Value, offering price and redemption price per share ($14,621,522,701 ÷ 1,014,803,262 shares)		$14.41
Class K6:
Net Asset Value, offering price and redemption price per share ($1,742,559,430 ÷ 120,774,335 shares)		$14.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$222,419,803
Interest		86,188
Income from Fidelity Central Funds		153,942
Total income		222,659,933
Expenses
Management fee	$82,393,147
Independent trustees' fees and expenses	66,851
Total expenses before reductions	82,459,998
Expense reductions	(12)
Total expenses after reductions		82,459,986
Net investment income (loss)		140,199,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	153
Other affiliated issuers	223,307,592
Futures contracts	(16,107,477)
Capital gain distributions from underlying funds:
Affiliated issuers	275,680,072
Total net realized gain (loss)		482,880,340
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,345)
Affiliated issuers	156,508,651
Futures contracts	3,345,550
Total change in net unrealized appreciation (depreciation)		159,852,856
Net gain (loss)		642,733,196
Net increase (decrease) in net assets resulting from operations		$782,933,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,199,947	$338,806,701
Net realized gain (loss)	482,880,340	1,044,395,111
Change in net unrealized appreciation (depreciation)	159,852,856	390,546,666
Net increase (decrease) in net assets resulting from operations	782,933,143	1,773,748,478
Distributions to shareholders from net investment income	(20,792,240)	(337,178,441)
Distributions to shareholders from net realized gain	(610,170,349)	(559,307,494)
Total distributions	(630,962,589)	(896,485,935)
Share transactions - net increase (decrease)	102,036,675	16,650,118,805
Total increase (decrease) in net assets	254,007,229	17,527,381,348
Net Assets
Beginning of period	27,291,928,649	9,764,547,301
End of period	$27,545,935,878	$27,291,928,649
Other Information
Undistributed net investment income end of period	$140,625,726	$21,218,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.50	$12.49	$13.51	$13.49	$12.58
Income from Investment Operations
Net investment income (loss)A	.07	.18	.21	.22	.24	.20
Net realized and unrealized gain (loss)	.34	1.26	1.30	(.54)	.69	1.30
Total from investment operations	.41	1.44	1.51	(.32)	.93	1.50
Distributions from net investment income	(.01)	(.18)	(.21)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.32)	(.41)	(.29)	(.47)	(.66)	(.39)
Total distributions	(.33)	(.59)	(.50)	(.70)	(.91)	(.59)
Net asset value, end of period	$14.43	$14.35	$13.50	$12.49	$13.51	$13.49
Total ReturnB,C	2.88%	10.81%	12.46%	(2.50)%	7.23%	12.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%F	.56%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.65%F	.56%G	-%	-%	-%	-%
Expenses net of all reductions	.65%F	.56%G	-%	-%	-%	-%
Net investment income (loss)	.96%F	1.28%	1.66%	1.75%	1.81%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$11,181,854	$10,923,217	$9,764,547	$8,717,568	$9,054,681	$8,865,153
Portfolio turnover rateD	24%F	18%I	19%	17%	19%	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.08	.23
Net realized and unrealized gain (loss)	.33	.50
Total from investment operations	.41	.73
Distributions from net investment income	(.01)	(.18)
Distributions from net realized gain	(.32)	(.24)
Total distributions	(.33)	(.42)
Net asset value, end of period	$14.41	$14.33
Total ReturnC,D	2.89%	5.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G	.58%G,H
Expenses net of fee waivers, if any	.57%G	.58%G,H
Expenses net of all reductions	.57%G	.58%G,H
Net investment income (loss)	1.05%G	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,621,523	$15,743,238
Portfolio turnover rateE	24%G	18%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.08	.21
Net realized and unrealized gain (loss)	.34	.76
Total from investment operations	.42	.97
Distributions from net investment income	(.02)	(.19)
Distributions from net realized gain	(.32)	(.24)
Total distributions	(.34)	(.42)C
Net asset value, end of period	$14.43	$14.35
Total ReturnD,E	2.96%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.46%H,I
Expenses net of fee waivers, if any	.45%H	.46%H,I
Expenses net of all reductions	.45%H	.46%H,I
Net investment income (loss)	1.16%H	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,742,559	$625,475
Portfolio turnover rateF	24%H	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	14.8
Fidelity Series Intrinsic Opportunities Fund	8.3
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Growth Company Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Value Discovery Fund	4.0
74.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	24.4%
Bond Funds	23.8%
Short-Term Funds	2.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.11% 10/4/18 to 12/6/18 (a)
(Cost $25,205,940)	25,260,000	25,204,030
	Shares	Value

Domestic Equity Funds - 49.7%
Fidelity Series All-Sector Equity Fund (b)	44,050,276	$599,524,254
Fidelity Series Blue Chip Growth Fund (b)	74,555,783	1,140,703,474
Fidelity Series Commodity Strategy Fund (b)	130,252,240	651,261,198
Fidelity Series Growth Company Fund (b)	112,903,677	2,281,783,314
Fidelity Series Intrinsic Opportunities Fund (b)	148,507,834	2,722,148,603
Fidelity Series Large Cap Stock Fund (b)	152,593,102	2,430,808,108
Fidelity Series Large Cap Value Index Fund (b)	51,897,098	685,041,696
Fidelity Series Opportunistic Insights Fund (b)	62,381,585	1,238,274,464
Fidelity Series Small Cap Discovery Fund (b)	26,055,621	316,575,795
Fidelity Series Small Cap Opportunities Fund (b)	68,156,053	1,001,212,413
Fidelity Series Stock Selector Large Cap Value Fund (b)	138,308,669	1,828,440,603
Fidelity Series Value Discovery Fund (b)	95,556,105	1,308,163,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,819,275,843)		16,203,936,994

International Equity Funds - 24.4%
Fidelity Series Canada Fund (b)	21,948,698	237,265,422
Fidelity Series Emerging Markets Fund (b)	3,400,900	32,954,720
Fidelity Series Emerging Markets Opportunities Fund (b)	121,836,204	2,338,036,755
Fidelity Series International Growth Fund (b)	144,054,803	2,362,498,763
Fidelity Series International Small Cap Fund (b)	31,288,983	560,072,787
Fidelity Series International Value Fund (b)	229,310,702	2,412,348,583
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,346,733,407)		7,943,177,030

Bond Funds - 23.8%
Fidelity Series Emerging Markets Debt Fund (b)	21,165,377	201,706,044
Fidelity Series Floating Rate High Income Fund (b)	7,555,495	71,928,312
Fidelity Series High Income Fund (b)	46,272,752	444,681,144
Fidelity Series Inflation-Protected Bond Index Fund (b)	20,070,118	194,880,847
Fidelity Series International Credit Fund (b)	1,508,083	14,824,460
Fidelity Series Investment Grade Bond Fund (b)	444,336,171	4,838,820,902
Fidelity Series Long-Term Treasury Bond Index Fund (b)	223,360,988	1,840,494,539
Fidelity Series Real Estate Income Fund (b)	13,346,860	143,879,149
TOTAL BOND FUNDS
(Cost $8,004,673,099)		7,751,215,397

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (c)	54,688,497	54,699,435
Fidelity Series Government Money Market Fund 2.12% (b)(d)	547,321,333	547,321,333
Fidelity Series Short-Term Credit Fund (b)	8,973,065	88,474,421
TOTAL SHORT-TERM FUNDS
(Cost $691,463,657)		690,495,189
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,887,351,946)		32,614,028,640
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(18,581,786)
NET ASSETS - 100%		$32,595,446,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	773	Dec. 2018	$76,353,075	$73,036	$73,036
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,316	Dec. 2018	279,010,260	4,533,104	4,533,104

TOTAL PURCHASED					4,606,140

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,691	Dec. 2018	392,751,450	(576,670)	(576,670)
TOTAL FUTURES CONTRACTS					$4,029,470

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,259,827.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$221,630
Total	$221,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$523,652,000	$24	$549,343,064	$--	$200,853,736	$(175,162,696)	$--
Fidelity Series All-Sector Equity Fund	1,006,674,195	22,105,224	537,576,734	--	51,276,421	57,045,148	599,524,254
Fidelity Series Blue Chip Growth Fund	1,040,466,499	129,307,574	107,580,334	105,831,273	22,646,957	55,862,778	1,140,703,474
Fidelity Series Canada Fund	235,908,154	5,112,459	18,402,531	--	335,871	14,311,469	237,265,422
Fidelity Series Commodity Strategy Fund	678,337,536	83,335,244	57,285,341	38,971,319	(23,483,368)	(29,642,873)	651,261,198
Fidelity Series Emerging Markets Debt Fund	210,639,143	10,437,695	7,837,060	6,179,255	(361,124)	(11,172,610)	201,706,044
Fidelity Series Emerging Markets Fund	--	32,487,281	--	--	--	467,439	32,954,720
Fidelity Series Emerging Markets Opportunities Fund	2,446,367,661	279,033,917	77,551,712	--	(3,375,147)	(306,437,964)	2,338,036,755
Fidelity Series Floating Rate High Income Fund	71,095,281	3,685,608	2,927,236	1,911,057	(32,913)	107,572	71,928,312
Fidelity Series Government Money Market Fund 2.12%	457,362,031	226,160,805	136,201,503	4,916,975	--	--	547,321,333
Fidelity Series Growth Company Fund	2,122,560,480	47,163,873	203,105,725	--	28,314,903	286,849,783	2,281,783,314
Fidelity Series High Income Fund	444,355,054	22,105,175	25,461,784	12,910,808	(746,610)	4,429,309	444,681,144
Fidelity Series Inflation-Protected Bond Index Fund	247,162,137	53,553,459	106,574,704	394,032	(2,173,611)	2,913,566	194,880,847
Fidelity Series International Credit Fund	15,086,864	185,988	296,613	185,928	(4,075)	(147,704)	14,824,460
Fidelity Series International Growth Fund	2,382,946,699	51,248,291	108,273,033	--	11,295,639	25,281,167	2,362,498,763
Fidelity Series International Small Cap Fund	594,583,372	12,662,974	24,214,228	--	1,226,184	(24,185,515)	560,072,787
Fidelity Series International Value Fund	2,404,694,160	106,423,632	92,694,257	--	(1,050,685)	(5,024,267)	2,412,348,583
Fidelity Series Intrinsic Opportunities Fund	2,568,837,729	182,683,247	68,157,071	120,288,014	727,007	38,057,691	2,722,148,603
Fidelity Series Investment Grade Bond Fund	4,977,920,975	278,109,296	359,592,418	69,992,733	(9,544,137)	(48,072,814)	4,838,820,902
Fidelity Series Large Cap Stock Fund	2,275,914,375	199,919,997	154,232,033	145,485,860	3,965,440	105,240,329	2,430,808,108
Fidelity Series Large Cap Value Index Fund	652,413,502	14,841,575	28,013,720	--	274,413	45,525,926	685,041,696
Fidelity Series Long-Term Treasury Bond Index Fund	706,504,608	1,224,965,093	25,227,049	17,613,147	(626,000)	(65,122,113)	1,840,494,539
Fidelity Series Opportunistic Insights Fund	1,140,294,140	25,645,066	75,420,844	--	4,699,953	143,056,149	1,238,274,464
Fidelity Series Real Estate Equity Fund	205,077,929	680,015	212,531,811	485,076	14,711,673	(7,937,806)	--
Fidelity Series Real Estate Income Fund	139,377,400	9,402,509	5,741,598	6,065,896	(40,571)	881,409	143,879,149
Fidelity Series Short-Term Credit Fund	88,680,442	3,874,426	4,079,896	1,018,804	(25,923)	25,372	88,474,421
Fidelity Series Small Cap Discovery Fund	310,348,477	26,328,041	15,638,080	18,659,360	(237,639)	(4,225,004)	316,575,795
Fidelity Series Small Cap Opportunities Fund	947,696,222	98,306,995	74,534,789	77,345,038	7,513,985	22,230,000	1,001,212,413
Fidelity Series Stock Selector Large Cap Value Fund	1,777,139,590	40,439,055	110,604,134	--	(703,827)	122,169,919	1,828,440,603
Fidelity Series Value Discovery Fund	1,262,780,275	28,774,334	57,181,244	--	348,018	73,441,689	1,308,163,072
	$31,934,876,930	$3,218,978,872	$3,246,280,546	$628,254,575	$305,784,570	$320,765,349	$32,534,125,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$25,204,030	$--	$25,204,030	$--
Domestic Equity Funds	16,203,936,994	16,203,936,994	--	--
International Equity Funds	7,943,177,030	7,943,177,030	--	--
Bond Funds	7,751,215,397	7,751,215,397	--	--
Short-Term Funds	690,495,189	690,495,189	--	--
Total Investments in Securities:	$32,614,028,640	$32,588,824,610	$25,204,030	$--
Derivative Instruments:
Assets
Futures Contracts	$4,606,140	$4,606,140	$--	$--
Total Assets	$4,606,140	$4,606,140	$--	$--
Liabilities
Futures Contracts	$(576,670)	$(576,670)	$--	$--
Total Liabilities	$(576,670)	$(576,670)	$--	$--
Total Derivative Instruments:	$4,029,470	$4,029,470	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,606,140	$(576,670)
Total Equity Risk	4,606,140	(576,670)
Total Value of Derivatives	$4,606,140	$(576,670)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,205,940)	$25,204,030
Fidelity Central Funds (cost $54,699,435)	54,699,435
Other affiliated issuers (cost $26,807,446,571)	32,534,125,175
Total Investment in Securities (cost $26,887,351,946)		$32,614,028,640
Receivable for investments sold		28,439,597
Receivable for fund shares sold		584,248,775
Distributions receivable from Fidelity Central Funds		79,961
Other receivables		174,805
Total assets		33,226,971,778
Liabilities
Payable for investments purchased	$37,076,575
Payable for fund shares redeemed	575,563,524
Accrued management fee	17,106,352
Payable for daily variation margin on futures contracts	1,603,663
Other payables and accrued expenses	174,810
Total liabilities		631,524,924
Net Assets		$32,595,446,854
Net Assets consist of:
Paid in capital		$26,117,842,770
Undistributed net investment income		126,011,784
Accumulated undistributed net realized gain (loss) on investments		620,886,136
Net unrealized appreciation (depreciation) on investments		5,730,706,164
Net Assets		$32,595,446,854
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($13,154,661,716 ÷ 724,774,267 shares)		$18.15
Class K:
Net Asset Value, offering price and redemption price per share ($17,523,373,807 ÷ 966,301,913 shares)		$18.13
Class K6:
Net Asset Value, offering price and redemption price per share ($1,917,411,331 ÷ 105,627,135 shares)		$18.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$228,866,659
Interest		127,831
Income from Fidelity Central Funds		221,630
Total income		229,216,120
Expenses
Management fee	$102,979,239
Independent trustees' fees and expenses	78,558
Total expenses before reductions	103,057,797
Expense reductions	(25)
Total expenses after reductions		103,057,772
Net investment income (loss)		126,158,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	611
Other affiliated issuers	305,784,570
Futures contracts	(26,433,469)
Capital gain distributions from underlying funds:
Affiliated issuers	399,387,916
Total net realized gain (loss)		678,739,628
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,773)
Affiliated issuers	320,765,349
Futures contracts	4,029,470
Total change in net unrealized appreciation (depreciation)		324,793,046
Net gain (loss)		1,003,532,674
Net increase (decrease) in net assets resulting from operations		$1,129,691,022

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,158,348	$381,629,218
Net realized gain (loss)	678,739,628	1,448,536,874
Change in net unrealized appreciation (depreciation)	324,793,046	643,449,189
Net increase (decrease) in net assets resulting from operations	1,129,691,022	2,473,615,281
Distributions to shareholders from net investment income	–	(396,775,824)
Distributions to shareholders from net realized gain	(851,354,197)	(769,505,029)
Total distributions	(851,354,197)	(1,166,280,853)
Share transactions - net increase (decrease)	395,481,166	19,308,625,938
Total increase (decrease) in net assets	673,817,991	20,615,960,366
Net Assets
Beginning of period	31,921,628,863	11,305,668,497
End of period	$32,595,446,854	$31,921,628,863
Other Information
Undistributed net investment income end of period	$126,011,784	$–
Distributions in excess of net investment income end of period	$–	$(146,564)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$16.72	$15.20	$16.62	$16.47	$15.02
Income from Investment Operations
Net investment income (loss)A	.06	.21	.25	.25	.27	.24
Net realized and unrealized gain (loss)	.57	1.90	1.90	(.75)	.95	1.71
Total from investment operations	.63	2.11	2.15	(.50)	1.22	1.95
Distributions from net investment income	–	(.22)	(.25)	(.26)	(.28)	(.25)
Distributions from net realized gain	(.48)	(.61)	(.38)	(.67)	(.79)	(.25)
Total distributions	(.48)	(.83)	(.63)	(.92)B	(1.07)	(.50)
Net asset value, end of period	$18.15	$18.00	$16.72	$15.20	$16.62	$16.47
Total ReturnC,D	3.52%	12.78%	14.58%	(3.17)%	7.76%	13.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.59%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.70%G	.59%	-%	-%	-%	-%
Expenses net of all reductions	.70%G	.59%	-%	-%	-%	-%
Net investment income (loss)	.72%G	1.20%	1.57%	1.59%	1.68%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$13,154,662	$12,684,794	$11,305,668	$10,150,137	$10,883,658	$10,933,549
Portfolio turnover rateF	20%G	18%I	17%	16%	17%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than $.005 per share.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.07	.28
Net realized and unrealized gain (loss)	.56	.81
Total from investment operations	.63	1.09
Distributions from net investment income	–	(.24)
Distributions from net realized gain	(.48)	(.35)
Total distributions	(.48)	(.58)C
Net asset value, end of period	$18.13	$17.98
Total ReturnD,E	3.53%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.62%H,I
Expenses net of fee waivers, if any	.60%H	.62%H,I
Expenses net of all reductions	.60%H	.62%H,I
Net investment income (loss)	.81%H	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,523,374	$18,414,961
Portfolio turnover rateG	20%H	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.08	.26
Net realized and unrealized gain (loss)	.56	1.18
Total from investment operations	.64	1.44
Distributions from net investment income	–	(.24)
Distributions from net realized gain	(.49)	(.35)
Total distributions	(.49)	(.59)
Net asset value, end of period	$18.15	$18.00
Total ReturnC,D	3.60%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.48%G,H
Expenses net of fee waivers, if any	.47%G	.48%G,H
Expenses net of all reductions	.47%G	.48%G,H
Net investment income (loss)	.94%G	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,917,411	$821,874
Portfolio turnover rateF	20%G	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	8.9
Fidelity Series International Growth Fund	8.8
Fidelity Series International Value Fund	8.7
Fidelity Series Growth Company Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	8.1
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.5
74.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.4%
International Equity Funds	28.9%
Bond Funds	10.2%
Short-Term Funds	2.5%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.99% to 2.11% 11/1/18 to 12/6/18 (a)
(Cost $17,577,887)	17,640,000	17,576,708
	Shares	Value

Domestic Equity Funds - 58.4%
Fidelity Series All-Sector Equity Fund (b)	36,814,673	$501,047,694
Fidelity Series Blue Chip Growth Fund (b)	60,663,209	928,147,102
Fidelity Series Commodity Strategy Fund (b)	89,911,671	449,558,355
Fidelity Series Growth Company Fund (b)	92,790,382	1,875,293,611
Fidelity Series Intrinsic Opportunities Fund (b)	121,998,296	2,236,228,763
Fidelity Series Large Cap Stock Fund (b)	125,505,222	1,999,298,183
Fidelity Series Large Cap Value Index Fund (b)	41,863,738	552,601,343
Fidelity Series Opportunistic Insights Fund (b)	50,841,038	1,009,194,608
Fidelity Series Small Cap Discovery Fund (b)	20,977,180	254,872,740
Fidelity Series Small Cap Opportunities Fund (b)	55,328,429	812,774,628
Fidelity Series Stock Selector Large Cap Value Fund (b)	112,814,009	1,491,401,198
Fidelity Series Value Discovery Fund (b)	76,860,403	1,052,218,913
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,840,507,082)		13,162,637,138

International Equity Funds - 28.9%
Fidelity Series Canada Fund (b)	17,897,494	193,471,907
Fidelity Series Emerging Markets Fund (b)	8,343,172	80,845,337
Fidelity Series Emerging Markets Opportunities Fund (b)	95,777,119	1,837,962,916
Fidelity Series International Growth Fund (b)	120,789,387	1,980,945,950
Fidelity Series International Small Cap Fund (b)	25,267,369	452,285,906
Fidelity Series International Value Fund (b)	187,089,755	1,968,184,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,341,147,046)		6,513,696,242

Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund (b)	14,217,374	135,491,577
Fidelity Series Floating Rate High Income Fund (b)	5,130,279	48,840,256
Fidelity Series High Income Fund (b)	31,321,943	301,003,871
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,991,725	67,889,646
Fidelity Series International Credit Fund (b)	1,004,298	9,872,251
Fidelity Series Investment Grade Bond Fund (b)	33,211,964	361,678,292
Fidelity Series Long-Term Treasury Bond Index Fund (b)	154,389,770	1,272,171,704
Fidelity Series Real Estate Income Fund (b)	8,986,146	96,870,657
TOTAL BOND FUNDS
(Cost $2,366,856,425)		2,293,818,254

Short-Term Funds - 2.5%
Fidelity Cash Central Fund, 2.11% (c)	38,244,331	38,251,980
Fidelity Series Government Money Market Fund 2.12% (b)(d)	462,174,903	462,174,903
Fidelity Series Short-Term Credit Fund (b)	7,762,794	76,541,145
TOTAL SHORT-TERM FUNDS
(Cost $577,645,636)		576,968,028
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,143,734,076)		22,564,696,370
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,410,204)
NET ASSETS - 100%		$22,551,286,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,751	Dec. 2018	$144,386,235	$2,627,144	$2,627,144
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	494	Dec. 2018	72,099,300	(19,060)	(19,060)
TOTAL FUTURES CONTRACTS					$2,608,084

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,887,391.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,928
Total	$145,928

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$418,817,851	$3,601	$440,838,264	$--	$160,376,149	$(138,359,337)	$--
Fidelity Series All-Sector Equity Fund	805,615,379	27,361,544	420,827,419	--	36,027,949	52,870,241	501,047,694
Fidelity Series Blue Chip Growth Fund	832,667,609	114,383,257	81,570,449	85,894,267	9,683,702	52,982,983	928,147,102
Fidelity Series Canada Fund	185,991,221	6,149,793	10,250,918	--	(11,650)	11,593,461	193,471,907
Fidelity Series Commodity Strategy Fund	453,122,550	76,772,936	43,332,261	26,837,691	(17,353,739)	(19,651,131)	449,558,355
Fidelity Series Emerging Markets Debt Fund	140,311,483	8,610,723	5,742,203	4,137,287	(307,279)	(7,381,147)	135,491,577
Fidelity Series Emerging Markets Fund	--	80,275,959	--	--	--	569,378	80,845,337
Fidelity Series Emerging Markets	1,945,942,220	223,499,911	88,001,466	--	10,448,933	(253,926,682)	1,837,962,916
Fidelity Series Floating Rate High Income	47,711,855	3,153,791	2,076,272	1,290,502	(79,995)	130,877	48,840,256
Fidelity Series Government Money Market	352,943,664	270,920,162	161,688,923	3,578,741	--	--	462,174,903
Fidelity Series Growth Company Fund	1,693,158,763	57,557,267	128,860,040	--	11,147,470	242,290,151	1,875,293,611
Fidelity Series High Income Fund	298,102,772	18,339,807	17,915,862	8,705,548	(470,083)	2,947,237	301,003,871
Fidelity Series Inflation-Protected Bond	174,598,700	9,342,620	117,010,764	246,475	(1,578,931)	2,538,021	67,889,646
Fidelity Series International Credit Fund	10,076,621	125,758	228,757	124,183	(3,046)	(98,325)	9,872,251
Fidelity Series International Growth Fund	1,868,762,602	153,379,972	70,470,184	--	1,300,738	27,972,822	1,980,945,950
Fidelity Series International Small Cap Fund	466,280,560	20,569,472	16,553,692	--	107,215	(18,117,649)	452,285,906
Fidelity Series International Value Fund	1,895,917,767	107,796,187	31,170,945	--	(349,328)	(4,009,455)	1,968,184,226
Fidelity Series Intrinsic Opportunities Fund	2,060,082,541	219,240,215	72,729,681	98,684,642	(594,625)	30,230,313	2,236,228,763
Fidelity Series Investment Grade Bond Fund	615,546,408	88,212,235	335,643,559	8,174,344	(9,336,344)	2,899,552	361,678,292
Fidelity Series Large Cap Stock Fund	1,821,590,263	180,934,692	91,419,252	116,769,390	2,891,183	85,301,297	1,999,298,183
Fidelity Series Large Cap Value Index Fund	522,138,865	18,247,259	24,557,870	--	237,831	36,535,258	552,601,343
Fidelity Series Long-Term Treasury Bond	491,792,423	833,013,935	7,929,947	12,300,551	(65,252)	(44,639,455)	1,272,171,704
Fidelity Series Opportunistic Insights Fund	912,528,026	31,309,395	53,789,259	--	2,647,348	116,499,098	1,009,194,608
Fidelity Series Real Estate Equity Fund	164,451,251	839,371	170,955,908	599,773	6,052,433	(387,147)	--
Fidelity Series Real Estate Income Fund	92,891,573	7,575,464	4,153,955	4,070,012	(76,837)	634,412	96,870,657
Fidelity Series Short-Term Credit Fund	63,956,869	15,567,312	2,982,244	741,324	(24,635)	23,843	76,541,145
Fidelity Series Small Cap Discovery Fund	246,110,044	23,650,443	11,286,557	14,889,900	(235,397)	(3,365,793)	254,872,740
Fidelity Series Small Cap Opportunities Fund	755,904,140	88,219,698	54,776,548	62,629,639	3,398,567	20,028,771	812,774,628
Fidelity Series Stock Selector Large Cap	1,415,005,805	65,512,938	86,527,858	--	(219,711)	97,630,024	1,491,401,198
Fidelity Series Value Discovery Fund	1,003,212,077	35,601,371	45,578,684	--	59,606	58,924,543	1,052,218,913
	$21,755,231,902	$2,786,167,088	$2,598,869,741	$449,674,269	$213,672,272	$352,666,161	$22,508,867,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$17,576,708	$--	$17,576,708	$--
Domestic Equity Funds	13,162,637,138	13,162,637,138	--	--
International Equity Funds	6,513,696,242	6,513,696,242	--	--
Bond Funds	2,293,818,254	2,293,818,254	--	--
Short-Term Funds	576,968,028	576,968,028	--	--
Total Investments in Securities:	$22,564,696,370	$22,547,119,662	$17,576,708	$--
Derivative Instruments:
Assets
Futures Contracts	$2,627,144	$2,627,144	$--	$--
Total Assets	$2,627,144	$2,627,144	$--	$--
Liabilities
Futures Contracts	$(19,060)	$(19,060)	$--	$--
Total Liabilities	$(19,060)	$(19,060)	$--	$--
Total Derivative Instruments:	$2,608,084	$2,608,084	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,627,144	$(19,060)
Total Equity Risk	2,627,144	(19,060)
Total Value of Derivatives	$2,627,144	$(19,060)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,577,887)	$17,576,708
Fidelity Central Funds (cost $38,251,980)	38,251,980
Other affiliated issuers (cost $18,087,904,209)	22,508,867,682
Total Investment in Securities (cost $18,143,734,076)		$22,564,696,370
Receivable for investments sold		124,362,252
Receivable for fund shares sold		531,751,543
Distributions receivable from Fidelity Central Funds		56,169
Total assets		23,220,866,334
Liabilities
Payable for investments purchased	$136,895,830
Payable for fund shares redeemed	519,193,278
Accrued management fee	12,417,868
Payable for daily variation margin on futures contracts	1,073,192
Total liabilities		669,580,168
Net Assets		$22,551,286,166
Net Assets consist of:
Paid in capital		$17,589,345,001
Undistributed net investment income		52,160,426
Accumulated undistributed net realized gain (loss) on investments		486,210,361
Net unrealized appreciation (depreciation) on investments		4,423,570,378
Net Assets		$22,551,286,166
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($8,454,366,057 ÷ 547,781,227 shares)		$15.43
Class K:
Net Asset Value, offering price and redemption price per share ($12,449,643,168 ÷ 807,585,097 shares)		$15.42
Class K6:
Net Asset Value, offering price and redemption price per share ($1,647,276,941 ÷ 106,684,812 shares)		$15.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$126,493,352
Interest		82,705
Income from Fidelity Central Funds		145,928
Total income		126,721,985
Expenses
Management fee	$74,507,738
Independent trustees' fees and expenses	53,821
Total expenses		74,561,559
Net investment income (loss)		52,160,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	103
Other affiliated issuers	213,672,272
Futures contracts	(12,173,716)
Capital gain distributions from underlying funds:
Affiliated issuers	323,180,917
Total net realized gain (loss)		524,679,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,179)
Affiliated issuers	352,666,161
Futures contracts	2,608,084
Total change in net unrealized appreciation (depreciation)		355,273,066
Net gain (loss)		879,952,642
Net increase (decrease) in net assets resulting from operations		$932,113,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,160,426	$234,969,726
Net realized gain (loss)	524,679,576	967,655,889
Change in net unrealized appreciation (depreciation)	355,273,066	651,152,594
Net increase (decrease) in net assets resulting from operations	932,113,068	1,853,778,209
Distributions to shareholders from net investment income	–	(255,443,857)
Distributions to shareholders from net realized gain	(589,171,303)	(469,405,267)
Total distributions	(589,171,303)	(724,849,124)
Share transactions - net increase (decrease)	465,511,100	13,724,076,087
Total increase (decrease) in net assets	808,452,865	14,853,005,172
Net Assets
Beginning of period	21,742,833,301	6,889,828,129
End of period	$22,551,286,166	$21,742,833,301
Other Information
Undistributed net investment income end of period	$52,160,426	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$13.88	$12.46	$13.67	$13.62	$12.57
Income from Investment Operations
Net investment income (loss)A	.03	.16	.19	.19	.22	.18
Net realized and unrealized gain (loss)	.61	1.81	1.75	(.65)	.80	1.63
Total from investment operations	.64	1.97	1.94	(.46)	1.02	1.81
Distributions from net investment income	–	(.17)	(.18)	(.20)	(.23)	(.19)
Distributions from net realized gain	(.41)	(.47)	(.34)	(.55)	(.75)	(.57)
Total distributions	(.41)	(.65)B	(.52)	(.75)	(.97)C	(.76)
Net asset value, end of period	$15.43	$15.20	$13.88	$12.46	$13.67	$13.62
Total ReturnD,E	4.24%	14.32%	16.09%	(3.59)%	7.90%	14.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.63%I	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.74%H	.63%I	-%	-%	-%	-%
Expenses net of all reductions	.74%H	.63%I	-%	-%	-%	-%
Net investment income (loss)	.40%H	1.06%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,454,366	$8,050,659	$6,889,828	$5,961,088	$6,289,345	$6,183,144
Portfolio turnover rateF	23%H	17%K	16%	15%	18%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.04	.22
Net realized and unrealized gain (loss)	.61	.82
Total from investment operations	.65	1.04
Distributions from net investment income	–	(.19)
Distributions from net realized gain	(.41)	(.26)
Total distributions	(.41)	(.46)C
Net asset value, end of period	$15.42	$15.18
Total ReturnD,E	4.32%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.50%H	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,449,643	$12,979,898
Portfolio turnover rateF	23%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.05	.20
Net realized and unrealized gain (loss)	.61	1.16
Total from investment operations	.66	1.36
Distributions from net investment income	–	(.20)
Distributions from net realized gain	(.42)	(.26)
Total distributions	(.42)	(.46)
Net asset value, end of period	$15.44	$15.20
Total ReturnC,D	4.38%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.65%G	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,647,277	$712,276
Portfolio turnover rateE	23%G	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.2
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $16,082,704)	16,140,000	16,081,594
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	43,938,325	$598,000,603
Fidelity Series Blue Chip Growth Fund (b)	65,050,428	995,271,542
Fidelity Series Commodity Strategy Fund (b)	97,318,133	486,590,666
Fidelity Series Growth Company Fund (b)	99,485,793	2,010,607,877
Fidelity Series Intrinsic Opportunities Fund (b)	126,314,507	2,315,344,903
Fidelity Series Large Cap Stock Fund (b)	132,332,398	2,108,055,106
Fidelity Series Large Cap Value Index Fund (b)	43,740,787	577,378,392
Fidelity Series Opportunistic Insights Fund (b)	53,951,887	1,070,944,952
Fidelity Series Small Cap Discovery Fund (b)	21,787,669	264,720,180
Fidelity Series Small Cap Opportunities Fund (b)	58,943,997	865,887,311
Fidelity Series Stock Selector Large Cap Value Fund (b)	118,097,827	1,561,253,269
Fidelity Series Value Discovery Fund (b)	80,836,457	1,106,651,100
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,380,676,631)		13,960,705,901

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	19,115,204	206,635,357
Fidelity Series Emerging Markets Fund (b)	13,541,799	131,220,029
Fidelity Series Emerging Markets Opportunities Fund (b)	103,283,200	1,982,004,603
Fidelity Series International Growth Fund (b)	130,397,487	2,138,518,788
Fidelity Series International Small Cap Fund (b)	28,191,793	504,633,094
Fidelity Series International Value Fund (b)	201,985,694	2,124,889,501
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,833,211,429)		7,087,901,372

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	14,522,240	138,396,945
Fidelity Series Floating Rate High Income Fund (b)	5,213,336	49,630,963
Fidelity Series High Income Fund (b)	31,434,469	302,085,249
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,166,130	69,583,120
Fidelity Series International Credit Fund (b)	976,302	9,597,049
Fidelity Series Investment Grade Bond Fund (b)	9,401,599	102,383,409
Fidelity Series Long-Term Treasury Bond Index Fund (b)	97,224,848	801,132,751
Fidelity Series Real Estate Income Fund (b)	9,264,875	99,875,358
TOTAL BOND FUNDS
(Cost $1,618,063,599)		1,572,684,844

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	37,819,990	37,827,554
Fidelity Series Government Money Market Fund 2.12% (b)(d)	340,006,298	340,006,298
Fidelity Series Short-Term Credit Fund (b)	7,287,247	71,852,258
TOTAL SHORT-TERM FUNDS
(Cost $450,381,363)		449,686,110
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,298,415,726)		23,087,059,821
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,477,224)
NET ASSETS - 100%		$23,073,582,597

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	892	Dec. 2018	$130,187,400	$25,254	$25,254
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,348	Dec. 2018	70,749,780	1,391,164	1,391,164
TOTAL PURCHASED					1,416,418
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	579	Dec. 2018	57,190,725	(109,951)	(109,951)
TOTAL FUTURES CONTRACTS					$1,306,467

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,626,926.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,550
Total	$108,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443,201,000	$27,501	$474,621,171	$--	$177,785,602	$(146,392,932)	$--
Fidelity Series All-Sector Equity Fund	852,293,455	24,197,249	374,915,415	--	31,443,706	64,981,608	598,000,603
Fidelity Series Blue Chip Growth Fund	880,936,658	117,426,287	68,058,169	92,264,868	7,111,070	57,855,696	995,271,542
Fidelity Series Canada Fund	196,369,345	6,501,630	8,450,552	--	88,964	12,125,970	206,635,357
Fidelity Series Commodity Strategy Fund	466,509,085	77,353,445	17,904,068	29,095,323	(1,935,730)	(37,432,066)	486,590,666
Fidelity Series Emerging Markets Debt Fund	144,474,691	8,021,063	6,181,522	4,243,910	(293,676)	(7,623,611)	138,396,945
Fidelity Series Emerging Markets Fund	--	129,520,127	--	--	--	1,699,902	131,220,029
Fidelity Series Emerging Markets Opportunities Fund	2,040,911,915	294,103,418	93,230,305	--	9,288,341	(269,068,766)	1,982,004,603
Fidelity Series Floating Rate High Income Fund	48,961,247	2,892,013	2,273,354	1,318,733	(76,825)	127,882	49,630,963
Fidelity Series Government Money Market Fund 2.12%	359,251,220	335,374,530	354,619,452	2,952,239	--	--	340,006,298
Fidelity Series Growth Company Fund	1,792,770,541	50,554,267	99,878,731	--	5,854,361	261,307,439	2,010,607,877
Fidelity Series High Income Fund	309,170,419	16,972,033	26,552,474	8,855,688	(920,483)	3,415,754	302,085,249
Fidelity Series Inflation-Protected Bond Index Fund	179,663,816	17,824,120	128,620,481	268,259	(1,799,563)	2,515,228	69,583,120
Fidelity Series International Credit Fund	9,784,897	121,452	210,862	120,588	(2,839)	(95,599)	9,597,049
Fidelity Series International Growth Fund	1,977,736,139	205,266,391	75,652,385	--	556,482	30,612,161	2,138,518,788
Fidelity Series International Small Cap Fund	493,473,677	39,166,053	8,672,381	--	(190,415)	(19,143,840)	504,633,094
Fidelity Series International Value Fund	2,001,758,300	156,532,720	28,980,633	--	(441,746)	(3,979,140)	2,124,889,501
Fidelity Series Intrinsic Opportunities Fund	2,182,350,576	172,205,101	72,183,411	102,232,148	(722,382)	33,695,019	2,315,344,903
Fidelity Series Investment Grade Bond Fund	106,425,476	8,154,992	10,972,404	1,464,336	(228,115)	(996,540)	102,383,409
Fidelity Series Large Cap Stock Fund	1,927,084,035	184,317,739	96,464,157	123,283,869	3,084,014	90,033,475	2,108,055,106
Fidelity Series Large Cap Value Index Fund	549,397,749	16,102,234	26,742,399	--	237,872	38,382,936	577,378,392
Fidelity Series Long-Term Treasury Bond Index Fund	501,632,815	510,802,067	184,480,090	10,136,286	(6,059,591)	(20,762,450)	801,132,751
Fidelity Series Opportunistic Insights Fund	965,411,695	28,548,166	48,692,488	--	1,973,431	123,704,148	1,070,944,952
Fidelity Series Real Estate Equity Fund	176,406,153	1,945,989	185,854,727	1,804,383	8,722,617	(1,220,032)	--
Fidelity Series Real Estate Income Fund	96,629,351	7,170,921	4,513,145	4,212,008	(60,648)	648,879	99,875,358
Fidelity Series Short-Term Credit Fund	65,675,427	9,328,493	3,151,127	756,431	(20,266)	19,731	71,852,258
Fidelity Series Small Cap Discovery Fund	257,910,452	23,251,638	12,711,314	15,566,375	(208,305)	(3,522,291)	264,720,180
Fidelity Series Small Cap Opportunities Fund	796,470,742	90,162,268	44,855,532	66,836,804	2,311,957	21,797,876	865,887,311
Fidelity Series Stock Selector Large Cap Value Fund	1,499,209,905	44,063,467	85,412,611	--	(1,027,241)	104,419,749	1,561,253,269
Fidelity Series Value Discovery Fund	1,063,662,736	32,345,134	51,751,101	--	(309,483)	62,703,814	1,106,651,100
	$22,385,533,517	$2,610,252,508	$2,596,606,461	$465,412,248	$234,161,109	$399,810,000	$23,033,150,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$16,081,594	$--	$16,081,594	$--
Domestic Equity Funds	13,960,705,901	13,960,705,901	--	--
International Equity Funds	7,087,901,372	7,087,901,372	--	--
Bond Funds	1,572,684,844	1,572,684,844	--	--
Short-Term Funds	449,686,110	449,686,110	--	--
Total Investments in Securities:	$23,087,059,821	$23,070,978,227	$16,081,594	$--
Derivative Instruments:
Assets
Futures Contracts	$1,416,418	$1,416,418	$--	$--
Total Assets	$1,416,418	$1,416,418	$--	$--
Liabilities
Futures Contracts	$(109,951)	$(109,951)	$--	$--
Total Liabilities	$(109,951)	$(109,951)	$--	$--
Total Derivative Instruments:	$1,306,467	$1,306,467	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,416,418	$(109,951)
Total Equity Risk	1,416,418	(109,951)
Total Value of Derivatives	$1,416,418	$(109,951)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,082,704)	$16,081,594
Fidelity Central Funds (cost $37,827,554)	37,827,554
Other affiliated issuers (cost $18,244,505,468)	23,033,150,673
Total Investment in Securities (cost $18,298,415,726)		$23,087,059,821
Receivable for investments sold		248,367,537
Receivable for fund shares sold		486,204,460
Distributions receivable from Fidelity Central Funds		57,793
Total assets		23,821,689,611
Liabilities
Payable for investments purchased	$258,377,839
Payable for fund shares redeemed	476,105,038
Accrued management fee	12,873,523
Payable for daily variation margin on futures contracts	750,614
Total liabilities		748,107,014
Net Assets		$23,073,582,597
Net Assets consist of:
Paid in capital		$17,714,232,439
Undistributed net investment income		46,346,812
Accumulated undistributed net realized gain (loss) on investments		523,052,784
Net unrealized appreciation (depreciation) on investments		4,789,950,562
Net Assets		$23,073,582,597
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($8,675,308,806 ÷ 799,343,174 shares)		$10.85
Class K:
Net Asset Value, offering price and redemption price per share ($12,883,091,744 ÷ 1,187,775,379 shares)		$10.85
Class K6:
Net Asset Value, offering price and redemption price per share ($1,515,182,047 ÷ 139,638,273 shares)		$10.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$123,622,532
Interest		89,185
Income from Fidelity Central Funds		108,550
Total income		123,820,267
Expenses
Management fee	$77,418,111
Independent trustees' fees and expenses	55,344
Total expenses		77,473,455
Net investment income (loss)		46,346,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	64
Other affiliated issuers	234,161,109
Futures contracts	(11,626,230)
Capital gain distributions from underlying funds:
Affiliated issuers	341,789,716
Total net realized gain (loss)		564,324,659
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,110)
Affiliated issuers	399,810,000
Futures contracts	1,306,467
Total change in net unrealized appreciation (depreciation)		401,115,357
Net gain (loss)		965,440,016
Net increase (decrease) in net assets resulting from operations		$1,011,786,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,346,812	$241,539,734
Net realized gain (loss)	564,324,659	1,033,195,358
Change in net unrealized appreciation (depreciation)	401,115,357	685,250,223
Net increase (decrease) in net assets resulting from operations	1,011,786,828	1,959,985,315
Distributions to shareholders from net investment income	–	(266,263,160)
Distributions to shareholders from net realized gain	(621,028,991)	(509,942,580)
Total distributions	(621,028,991)	(776,205,740)
Share transactions - net increase (decrease)	310,072,638	13,924,513,839
Total increase (decrease) in net assets	700,830,475	15,108,293,414
Net Assets
Beginning of period	22,372,752,122	7,264,458,708
End of period	$23,073,582,597	$22,372,752,122
Other Information
Undistributed net investment income end of period	$46,346,812	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$9.74	$8.75	$9.63	$9.62	$8.78
Income from Investment Operations
Net investment income (loss)A	.02	.11	.13	.13	.15	.13
Net realized and unrealized gain (loss)	.45	1.29	1.24	(.46)	.57	1.17
Total from investment operations	.47	1.40	1.37	(.33)	.72	1.30
Distributions from net investment income	–	(.12)	(.13)	(.14)	(.16)	(.13)
Distributions from net realized gain	(.29)	(.35)	(.24)	(.41)	(.55)	(.33)
Total distributions	(.29)	(.47)	(.38)B	(.55)	(.71)	(.46)
Net asset value, end of period	$10.85	$10.67	$9.74	$8.75	$9.63	$9.62
Total ReturnC,D	4.48%	14.52%	16.14%	(3.62)%	7.86%	15.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.63%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.75%G	.63%H	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.63%H	-%	-%	-%	-%
Net investment income (loss)	.34%G	1.04%	1.44%	1.47%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$8,675,309	$8,285,660	$7,264,459	$6,388,566	$6,901,191	$7,016,128
Portfolio turnover rateF	23%G	16%J	15%	16%	17%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than $.005 per share.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	.02	.15
Net realized and unrealized gain (loss)	.46	.59
Total from investment operations	.48	.74
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.29)	(.19)
Total distributions	(.29)	(.33)
Net asset value, end of period	$10.85	$10.66
Total ReturnC,D	4.59%	7.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.44%G	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,883,092	$13,434,642
Portfolio turnover rateF	23%G	16%I
 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.03	.13
Net realized and unrealized gain (loss)	.46	.83
Total from investment operations	.49	.96
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.30)	(.19)
Total distributions	(.30)	(.33)
Net asset value, end of period	$10.85	$10.66
Total ReturnC,D	4.67%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,515,182	$652,451
Portfolio turnover rateF	23%G	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $9,735,283)	9,770,000	9,734,611
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	26,590,695	$361,899,353
Fidelity Series Blue Chip Growth Fund (b)	39,340,323	601,906,944
Fidelity Series Commodity Strategy Fund (b)	58,878,930	294,394,650
Fidelity Series Growth Company Fund (b)	60,165,742	1,215,949,643
Fidelity Series Intrinsic Opportunities Fund (b)	75,872,561	1,390,744,043
Fidelity Series Large Cap Stock Fund (b)	80,167,106	1,277,061,994
Fidelity Series Large Cap Value Index Fund (b)	26,501,754	349,823,158
Fidelity Series Opportunistic Insights Fund (b)	32,668,157	648,462,908
Fidelity Series Small Cap Discovery Fund (b)	13,196,321	160,335,301
Fidelity Series Small Cap Opportunities Fund (b)	35,672,838	524,033,991
Fidelity Series Stock Selector Large Cap Value Fund (b)	71,642,465	947,113,392
Fidelity Series Value Discovery Fund (b)	48,964,904	670,329,533
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,431,635,018)		8,442,054,910

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	11,558,671	124,949,235
Fidelity Series Emerging Markets Fund (b)	8,194,082	79,400,651
Fidelity Series Emerging Markets Opportunities Fund (b)	62,480,406	1,198,998,998
Fidelity Series International Growth Fund (b)	78,861,334	1,293,325,876
Fidelity Series International Small Cap Fund (b)	17,061,172	305,394,985
Fidelity Series International Value Fund (b)	122,157,013	1,285,091,775
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,585,281,459)		4,287,161,520

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	8,666,418	82,590,966
Fidelity Series Floating Rate High Income Fund (b)	3,193,051	30,397,841
Fidelity Series High Income Fund (b)	18,962,277	182,227,485
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,333,400	42,077,311
Fidelity Series International Credit Fund (b)	580,874	5,709,994
Fidelity Series Investment Grade Bond Fund (b)	5,685,095	61,910,683
Fidelity Series Long-Term Treasury Bond Index Fund (b)	58,781,722	484,361,389
Fidelity Series Real Estate Income Fund (b)	5,527,798	59,589,661
TOTAL BOND FUNDS
(Cost $974,494,789)		948,865,330

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	22,418,427	22,422,911
Fidelity Series Government Money Market Fund 2.12% (b)(d)	206,170,237	206,170,237
Fidelity Series Short-Term Credit Fund (b)	4,445,351	43,831,163
TOTAL SHORT-TERM FUNDS
(Cost $272,833,074)		272,424,311
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,273,979,623)		13,960,240,682
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,051,180)
NET ASSETS - 100%		$13,952,189,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	538	Dec. 2018	$78,521,100	$15,232	$15,232
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	805	Dec. 2018	42,250,425	831,292	831,291

TOTAL PURCHASED					846,523

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	357	Dec. 2018	35,262,675	(65,996)	(65,996)
TOTAL FUTURES CONTRACTS					$780,527

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,063,229.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,023
Total	$64,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$263,182,195	$35,408	$281,858,315	$--	$118,503,464	$(99,862,752)	$--
Fidelity Series All-Sector Equity Fund	507,057,960	24,353,815	227,413,942	--	18,530,840	39,370,680	361,899,353
Fidelity Series Blue Chip Growth Fund	524,034,296	81,496,149	42,346,463	55,573,624	3,493,846	35,229,116	601,906,944
Fidelity Series Canada Fund	116,819,435	6,299,081	5,482,303	--	71,714	7,241,308	124,949,235
Fidelity Series Commodity Strategy Fund	278,070,063	51,506,286	11,487,190	17,538,017	(3,602,850)	(20,091,659)	294,394,650
Fidelity Series Emerging Markets Debt Fund	84,775,451	6,393,438	3,923,165	2,511,531	(224,211)	(4,430,547)	82,590,966
Fidelity Series Emerging Markets Fund	--	78,363,361	--	--	--	1,037,290	79,400,651
Fidelity Series Emerging Markets	1,214,195,749	188,564,627	48,629,828	--	3,819,543	(158,951,093)	1,198,998,998
Fidelity Series Floating Rate High Income	29,413,979	2,417,035	1,464,882	800,443	(17,991)	49,700	30,397,841
Fidelity Series Government Money Market	212,944,275	206,857,434	213,631,472	1,768,652	--	--	206,170,237
Fidelity Series Growth Company Fund	1,066,317,020	52,635,966	63,084,957	--	2,632,734	157,448,880	1,215,949,643
Fidelity Series High Income Fund	182,802,662	13,621,170	15,687,741	5,292,179	(529,000)	2,020,394	182,227,485
Fidelity Series Inflation-Protected Bond	107,538,333	12,390,610	78,265,538	161,549	(1,138,569)	1,552,475	42,077,311
Fidelity Series International Credit Fund	5,867,034	73,386	171,403	72,304	(2,180)	(56,843)	5,709,994
Fidelity Series International Growth Fund	1,176,177,691	146,185,242	47,854,051	--	315,125	18,501,869	1,293,325,876
Fidelity Series International Small Cap Fund	293,469,300	27,090,346	3,600,391	--	(84,294)	(11,479,976)	305,394,985
Fidelity Series International Value Fund	1,190,569,587	110,110,678	13,284,283	--	(231,909)	(2,072,298)	1,285,091,775
Fidelity Series Intrinsic Opportunities Fund	1,296,043,058	130,912,741	55,737,519	61,226,029	(316,164)	19,841,927	1,390,744,043
Fidelity Series Investment Grade Bond Fund	63,493,715	6,095,948	6,945,249	876,834	(125,745)	(607,986)	61,910,683
Fidelity Series Large Cap Stock Fund	1,146,756,357	134,528,542	60,233,607	73,856,655	1,837,134	54,173,568	1,277,061,994
Fidelity Series Large Cap Value Index Fund	326,476,656	16,808,742	16,647,296	--	178,547	23,006,509	349,823,158
Fidelity Series Long-Term Treasury Bond	298,749,888	313,580,010	111,834,803	6,088,342	(3,635,195)	(12,498,511)	484,361,389
Fidelity Series Opportunistic Insights Fund	574,264,670	29,391,946	30,526,169	--	968,168	74,364,293	648,462,908
Fidelity Series Real Estate Equity Fund	104,846,888	1,163,810	110,503,750	1,022,178	2,026,500	2,466,552	--
Fidelity Series Real Estate Income Fund	56,559,805	5,536,640	2,846,803	2,495,998	(45,685)	385,704	59,589,661
Fidelity Series Short-Term Credit Fund	39,780,377	6,044,691	1,993,471	463,472	(18,313)	17,879	43,831,163
Fidelity Series Small Cap Discovery Fund	153,285,060	17,243,463	7,896,625	9,343,718	(199,374)	(2,097,223)	160,335,301
Fidelity Series Small Cap Opportunities Fund	473,946,400	64,311,717	28,349,478	40,284,725	1,187,258	12,938,094	524,033,991
Fidelity Series Stock Selector Large Cap	892,343,372	45,059,942	52,400,911	--	(838,495)	62,949,484	947,113,392
Fidelity Series Value Discovery Fund	633,054,295	32,049,251	32,196,070	--	(234,814)	37,656,871	670,329,533
	13,312,835,571	1,811,121,475	1,576,297,675	279,376,250	142,320,084	238,103,705	13,928,083,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,734,611	$--	$9,734,611	$--
Domestic Equity Funds	8,442,054,910	8,442,054,910	--	--
International Equity Funds	4,287,161,520	4,287,161,520	--	--
Bond Funds	948,865,330	948,865,330	--	--
Short-Term Funds	272,424,311	272,424,311	--	--
Total Investments in Securities:	$13,960,240,682	$13,950,506,071	$9,734,611	$--
Derivative Instruments:
Assets
Futures Contracts	$846,523	$846,523	$--	$--
Total Assets	$846,523	$846,523	$--	$--
Liabilities
Futures Contracts	$(65,996)	$(65,996)	$--	$--
Total Liabilities	$(65,996)	$(65,996)	$--	$--
Total Derivative Instruments:	$780,527	$780,527	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$846,523	$(65,996)
Total Equity Risk	846,523	(65,996)
Total Value of Derivatives	$846,523	$(65,996)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,735,283)	$9,734,611
Fidelity Central Funds (cost $22,422,911)	22,422,911
Other affiliated issuers (cost $11,241,821,429)	13,928,083,160
Total Investment in Securities (cost $11,273,979,623)		$13,960,240,682
Receivable for investments sold		151,576,786
Receivable for fund shares sold		427,176,820
Distributions receivable from Fidelity Central Funds		34,252
Total assets		14,539,028,540
Liabilities
Payable for investments purchased	$167,584,241
Payable for fund shares redeemed	411,118,337
Accrued management fee	7,686,377
Payable for daily variation margin on futures contracts	450,083
Total liabilities		586,839,038
Net Assets		$13,952,189,502
Net Assets consist of:
Paid in capital		$10,919,127,495
Undistributed net investment income		28,158,063
Accumulated undistributed net realized gain (loss) on investments		317,862,358
Net unrealized appreciation (depreciation) on investments		2,687,041,586
Net Assets		$13,952,189,502
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($4,406,664,525 ÷ 357,974,618 shares)		$12.31
Class K:
Net Asset Value, offering price and redemption price per share ($8,465,002,997 ÷ 688,288,075 shares)		$12.30
Class K6:
Net Asset Value, offering price and redemption price per share ($1,080,521,980 ÷ 87,784,470 shares)		$12.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$74,110,475
Interest		53,658
Income from Fidelity Central Funds		64,023
Total income		74,228,156
Expenses
Management fee	$46,037,061
Independent trustees' fees and expenses	33,061
Total expenses before reductions	46,070,122
Expense reductions	(29)
Total expenses after reductions		46,070,093
Net investment income (loss)		28,158,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	38
Other affiliated issuers	142,320,084
Futures contracts	(6,976,326)
Capital gain distributions from underlying funds:
Affiliated issuers	205,265,775
Total net realized gain (loss)		340,609,571
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(672)
Affiliated issuers	238,103,705
Futures contracts	780,527
Total change in net unrealized appreciation (depreciation)		238,883,560
Net gain (loss)		579,493,131
Net increase (decrease) in net assets resulting from operations		$607,651,194

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,158,063	$142,234,368
Net realized gain (loss)	340,609,571	576,736,884
Change in net unrealized appreciation (depreciation)	238,883,560	374,497,649
Net increase (decrease) in net assets resulting from operations	607,651,194	1,093,468,901
Distributions to shareholders from net investment income	–	(156,078,537)
Distributions to shareholders from net realized gain	(360,127,155)	(256,279,773)
Total distributions	(360,127,155)	(412,358,310)
Share transactions - net increase (decrease)	399,339,193	9,128,031,725
Total increase (decrease) in net assets	646,863,232	9,809,142,316
Net Assets
Beginning of period	13,305,326,270	3,496,183,954
End of period	$13,952,189,502	$13,305,326,270
Other Information
Undistributed net investment income end of period	$28,158,063	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.00	$9.89	$10.84	$11.09	$10.42
Income from Investment Operations
Net investment income (loss)A	.02	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	.52	1.46	1.39	(.52)	.64	1.39
Total from investment operations	.54	1.58	1.54	(.37)	.81	1.54
Distributions from net investment income	–	(.13)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.35)	(.28)	(.43)	(.89)	(.72)
Total distributions	(.32)	(.49)B	(.43)	(.58)C	(1.06)D	(.87)
Net asset value, end of period	$12.31	$12.09	$11.00	$9.89	$10.84	$11.09
Total ReturnE,F	4.53%	14.48%	16.08%	(3.59)%	7.93%	15.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.63%J	- %K	- %K	- %K	- %K
Expenses net of fee waivers, if any	.75%I	.63%J	-%	-%	-%	-%
Expenses net of all reductions	.75%I	.63%J	-%	-%	-%	-%
Net investment income (loss)	.34%I	1.04%	1.45%	1.48%	1.62%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$4,406,665	$4,144,152	$3,496,184	$2,912,972	$2,993,926	$2,885,106
Portfolio turnover rateG	23%I	17%L	15%	17%	21%	53%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	.03	.17
Net realized and unrealized gain (loss)	.51	.67
Total from investment operations	.54	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)C
Net asset value, end of period	$12.30	$12.08
Total ReturnD,E	4.55%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.44%H	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,465,003	$8,748,416
Portfolio turnover rateF	23%H	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.51	.96
Total from investment operations	.55	1.10
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.33)	(.19)
Total distributions	(.33)	(.35)
Net asset value, end of period	$12.31	$12.09
Total ReturnC,D	4.61%	9.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,080,522	$412,758
Portfolio turnover rateE	23%G	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/23/18 to 12/6/18 (a)
(Cost $9,595,334)	9,630,000	9,594,688
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	22,515,292	$306,433,123
Fidelity Series Blue Chip Growth Fund (b)	33,464,933	512,013,480
Fidelity Series Commodity Strategy Fund (b)	50,104,202	250,521,009
Fidelity Series Growth Company Fund (b)	51,179,943	1,034,346,656
Fidelity Series Intrinsic Opportunities Fund (b)	64,781,043	1,187,436,516
Fidelity Series Large Cap Stock Fund (b)	68,157,030	1,085,741,494
Fidelity Series Large Cap Value Index Fund (b)	22,542,698	297,563,612
Fidelity Series Opportunistic Insights Fund (b)	27,775,224	551,338,197
Fidelity Series Small Cap Discovery Fund (b)	11,221,790	136,344,747
Fidelity Series Small Cap Opportunities Fund (b)	30,337,217	445,653,721
Fidelity Series Stock Selector Large Cap Value Fund (b)	60,924,097	805,416,567
Fidelity Series Value Discovery Fund (b)	41,636,845	570,008,406
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,504,813,976)		7,182,817,528

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	9,834,409	106,309,962
Fidelity Series Emerging Markets Fund (b)	6,933,301	67,183,687
Fidelity Series Emerging Markets Opportunities Fund (b)	53,162,111	1,020,180,919
Fidelity Series International Growth Fund (b)	67,097,861	1,100,404,913
Fidelity Series International Small Cap Fund (b)	14,516,948	259,853,377
Fidelity Series International Value Fund (b)	103,935,372	1,093,400,112
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,060,959,152)		3,647,332,970

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	7,358,488	70,126,390
Fidelity Series Floating Rate High Income Fund (b)	2,739,712	26,082,060
Fidelity Series High Income Fund (b)	16,127,528	154,985,547
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,686,975	35,800,531
Fidelity Series International Credit Fund (b)	491,100	4,827,510
Fidelity Series Investment Grade Bond Fund (b)	4,837,109	52,676,120
Fidelity Series Long-Term Treasury Bond Index Fund (b)	50,008,589	412,070,773
Fidelity Series Real Estate Income Fund (b)	4,707,019	50,741,661
TOTAL BOND FUNDS
(Cost $829,868,479)		807,310,592

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	17,576,469	17,579,984
Fidelity Series Government Money Market Fund 2.12% (b)(d)	175,810,970	175,810,970
Fidelity Series Short-Term Credit Fund (b)	3,784,431	37,314,486
TOTAL SHORT-TERM FUNDS
(Cost $231,050,030)		230,705,440
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,636,286,971)		11,877,761,218
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,842,419)
NET ASSETS - 100%		$11,870,918,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	458	Dec. 2018	$66,845,100	$12,967	$12,967
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	690	Dec. 2018	36,214,650	713,671	713,671

TOTAL PURCHASED					726,638

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	304	Dec. 2018	30,027,600	(57,281)	(57,281)
TOTAL FUTURES CONTRACTS					$669,357

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,627,720.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,191
Total	$52,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$222,464,053	$56,827	$238,274,425	$--	$97,847,141	$(82,093,596)	$--
Fidelity Series All-Sector Equity Fund	429,071,816	23,203,101	195,029,830	--	15,206,670	33,981,366	306,433,123
Fidelity Series Blue Chip Growth Fund	443,402,520	71,874,053	36,006,249	47,308,816	2,066,813	30,676,343	512,013,480
Fidelity Series Canada Fund	98,832,496	5,930,275	4,654,623	--	49,720	6,152,094	106,309,962
Fidelity Series Commodity Strategy Fund	235,237,103	45,065,827	9,591,708	14,932,723	(2,403,843)	(17,786,370)	250,521,009
Fidelity Series Emerging Markets Debt Fund	71,582,940	5,817,711	3,327,094	2,128,234	(173,741)	(3,773,426)	70,126,390
Fidelity Series Emerging Markets Fund	--	66,268,976	--	--	--	914,711	67,183,687
Fidelity Series Emerging Markets	1,027,149,604	171,335,113	46,443,815	--	1,447,820	(133,307,803)	1,020,180,919
Fidelity Series Floating Rate High Income	25,093,502	2,221,355	1,260,070	685,282	(27,263)	54,536	26,082,060
Fidelity Series Government Money Market	180,118,828	177,577,132	181,884,990	1,502,022	--	--	175,810,970
Fidelity Series Growth Company Fund	902,132,390	50,611,056	54,335,090	--	927,756	135,010,544	1,034,346,656
Fidelity Series High Income Fund	154,489,571	12,376,379	13,147,475	4,489,822	(380,771)	1,647,843	154,985,547
Fidelity Series Inflation-Protected Bond	90,992,656	10,995,849	66,540,392	137,196	(954,534)	1,306,952	35,800,531
Fidelity Series International Credit Fund	4,937,865	62,671	123,351	60,853	(1,612)	(48,063)	4,827,510
Fidelity Series International Growth Fund	995,013,836	129,843,691	40,354,120	--	168,830	15,732,676	1,100,404,913
Fidelity Series International Small Cap Fund	248,264,939	25,685,853	4,248,837	--	(138,481)	(9,710,097)	259,853,377
Fidelity Series International Value Fund	1,007,232,591	101,308,164	13,049,891	--	(417,648)	(1,673,104)	1,093,400,112
Fidelity Series Intrinsic Opportunities Fund	1,095,273,542	117,261,037	41,405,597	52,267,409	(393,442)	16,700,976	1,187,436,516
Fidelity Series Investment Grade Bond Fund	53,699,737	5,477,301	5,879,050	743,427	(96,326)	(525,542)	52,676,120
Fidelity Series Large Cap Stock Fund	970,491,938	120,229,598	52,258,201	63,018,374	734,823	46,543,336	1,085,741,494
Fidelity Series Large Cap Value Index Fund	276,330,213	15,997,436	14,478,986	--	109,664	19,605,285	297,563,612
Fidelity Series Long-Term Treasury Bond	252,756,420	267,096,767	94,079,575	5,190,693	(3,100,499)	(10,602,340)	412,070,773
Fidelity Series Opportunistic Insights Fund	485,903,915	27,930,559	26,437,478	--	356,244	63,584,957	551,338,197
Fidelity Series Real Estate Equity Fund	88,578,147	981,590	93,370,139	825,806	1,459,039	2,351,363	--
Fidelity Series Real Estate Income Fund	47,880,196	5,011,646	2,437,954	2,122,902	(18,325)	306,098	50,741,661
Fidelity Series Short-Term Credit Fund	33,678,083	5,344,509	1,707,854	394,128	(13,639)	13,387	37,314,486
Fidelity Series Small Cap Discovery Fund	129,743,700	15,429,674	6,877,644	7,926,368	(178,694)	(1,772,289)	136,344,747
Fidelity Series Small Cap Opportunities Fund	401,012,829	57,117,828	24,405,892	34,284,495	695,328	11,233,628	445,653,721
Fidelity Series Stock Selector Large Cap	755,175,216	42,865,141	45,413,304	--	(760,392)	53,549,906	805,416,567
Fidelity Series Value Discovery Fund	535,725,735	30,443,623	27,957,249	--	(226,486)	32,022,783	570,008,406
	$11,262,266,381	$1,611,420,742	$1,344,980,883	$238,018,550	$111,784,152	$210,096,154	$11,850,586,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,594,688	$--	$9,594,688	$--
Domestic Equity Funds	7,182,817,528	7,182,817,528	--	--
International Equity Funds	3,647,332,970	3,647,332,970	--	--
Bond Funds	807,310,592	807,310,592	--	--
Short-Term Funds	230,705,440	230,705,440	--	--
Total Investments in Securities:	$11,877,761,218	$11,868,166,530	$9,594,688	$--
Derivative Instruments:
Assets
Futures Contracts	$726,638	$726,638	$--	$--
Total Assets	$726,638	$726,638	$--	$--
Liabilities
Futures Contracts	$(57,281)	$(57,281)	$--	$--
Total Liabilities	$(57,281)	$(57,281)	$--	$--
Total Derivative Instruments:	$669,357	$669,357	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$726,638	$(57,281)
Total Equity Risk	726,638	(57,281)
Total Value of Derivatives	$726,638	$(57,281)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,595,334)	$9,594,688
Fidelity Central Funds (cost $17,579,984)	17,579,984
Other affiliated issuers (cost $9,609,111,653)	11,850,586,546
Total Investment in Securities (cost $9,636,286,971)		$11,877,761,218
Receivable for investments sold		129,841,397
Receivable for fund shares sold		347,764,386
Distributions receivable from Fidelity Central Funds		27,111
Total assets		12,355,394,112
Liabilities
Payable for investments purchased	$144,898,700
Payable for fund shares redeemed	332,652,271
Accrued management fee	6,538,783
Payable for daily variation margin on futures contracts	385,559
Total liabilities		484,475,313
Net Assets		$11,870,918,799
Net Assets consist of:
Paid in capital		$9,344,212,215
Undistributed net investment income		22,952,456
Accumulated undistributed net realized gain (loss) on investments		261,610,524
Net unrealized appreciation (depreciation) on investments		2,242,143,604
Net Assets		$11,870,918,799
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,699,609,000 ÷ 298,791,260 shares)		$12.38
Class K:
Net Asset Value, offering price and redemption price per share ($7,287,972,236 ÷ 589,203,351 shares)		$12.37
Class K6:
Net Asset Value, offering price and redemption price per share ($883,337,563 ÷ 71,295,771 shares)		$12.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$63,019,629
Interest		47,268
Income from Fidelity Central Funds		52,191
Total income		63,119,088
Expenses
Management fee	$39,062,176
Independent trustees' fees and expenses	28,016
Total expenses before reductions	39,090,192
Expense reductions	(6)
Total expenses after reductions		39,090,186
Net investment income (loss)		24,028,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	33
Other affiliated issuers	111,784,152
Futures contracts	(5,971,111)
Capital gain distributions from underlying funds:
Affiliated issuers	174,998,921
Total net realized gain (loss)		280,811,995
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(646)
Affiliated issuers	210,096,154
Futures contracts	669,357
Total change in net unrealized appreciation (depreciation)		210,764,865
Net gain (loss)		491,576,860
Net increase (decrease) in net assets resulting from operations		$515,605,762

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,028,902	$119,339,449
Net realized gain (loss)	280,811,995	479,169,493
Change in net unrealized appreciation (depreciation)	210,764,865	312,072,760
Net increase (decrease) in net assets resulting from operations	515,605,762	910,581,702
Distributions to shareholders from net investment income	–	(131,450,258)
Distributions to shareholders from net realized gain	(299,795,085)	(213,055,694)
Total distributions	(299,795,085)	(344,505,952)
Share transactions - net increase (decrease)	399,180,447	7,805,021,541
Total increase (decrease) in net assets	614,991,124	8,371,097,291
Net Assets
Beginning of period	11,255,927,675	2,884,830,384
End of period	$11,870,918,799	$11,255,927,675
Other Information
Undistributed net investment income end of period	$22,952,456	$–
Distributions in excess of net investment income end of period	$–	$(1,076,446)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$11.05	$9.93	$10.90	$11.15	$10.28
Income from Investment Operations
Net investment income (loss)A	.02	.12	.15	.15	.17	.15
Net realized and unrealized gain (loss)	.52	1.48	1.40	(.52)	.65	1.41
Total from investment operations	.54	1.60	1.55	(.37)	.82	1.56
Distributions from net investment income	–	(.14)	(.15)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.35)	(.28)	(.44)	(.89)	(.54)
Total distributions	(.32)	(.49)	(.43)	(.60)	(1.07)	(.69)
Net asset value, end of period	$12.38	$12.16	$11.05	$9.93	$10.90	$11.15
Total ReturnB,C	4.48%	14.59%	16.11%	(3.65)%	7.91%	15.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.63%G	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%F	.63%G	-%	-%	-%	-%
Expenses net of all reductions	.75%F	.63%G	-%	-%	-%	-%
Net investment income (loss)	.34%F	1.04%	1.45%	1.49%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,699,609	$3,452,997	$2,884,830	$2,363,381	$2,375,308	$2,297,832
Portfolio turnover rateD	23%F	16%I	15%	17%	23%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	.03	.17
Net realized and unrealized gain (loss)	.52	.67
Total from investment operations	.55	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)C
Net asset value, end of period	$12.37	$12.14
Total ReturnD,E	4.57%	7.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.44%H	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,287,972	$7,475,339
Portfolio turnover rateF	23%H	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.52	.96
Total from investment operations	.56	1.10
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.32)	(.19)
Total distributions	(.32)	(.35)
Net asset value, end of period	$12.39	$12.15
Total ReturnC,D	4.65%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.59%G	1.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$883,338	$327,591
Portfolio turnover rateE	23%G	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.11% 11/29/18 to 12/6/18 (a)
(Cost $3,706,510)	3,720,000	3,706,269
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	9,105,100	$123,920,415
Fidelity Series Blue Chip Growth Fund (b)	13,918,412	212,951,704
Fidelity Series Commodity Strategy Fund (b)	20,839,020	104,195,101
Fidelity Series Growth Company Fund (b)	21,286,614	430,202,477
Fidelity Series Intrinsic Opportunities Fund (b)	26,849,368	492,148,917
Fidelity Series Large Cap Stock Fund (b)	28,430,084	452,891,238
Fidelity Series Large Cap Value Index Fund (b)	9,421,404	124,362,536
Fidelity Series Opportunistic Insights Fund (b)	11,575,672	229,777,087
Fidelity Series Small Cap Discovery Fund (b)	4,689,690	56,979,736
Fidelity Series Small Cap Opportunities Fund (b)	12,651,242	185,846,750
Fidelity Series Stock Selector Large Cap Value Fund (b)	25,485,771	336,921,888
Fidelity Series Value Discovery Fund (b)	17,396,737	238,161,325
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,505,455,575)		2,988,359,174

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	4,096,017	44,277,940
Fidelity Series Emerging Markets Fund (b)	2,889,271	27,997,039
Fidelity Series Emerging Markets Opportunities Fund (b)	22,099,529	424,089,956
Fidelity Series International Growth Fund(b)	27,919,825	457,885,133
Fidelity Series International Small Cap Fund (b)	6,045,264	108,210,220
Fidelity Series International Value Fund (b)	43,248,584	454,975,106
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,361,572,493)		1,517,435,394

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	2,990,132	28,495,959
Fidelity Series Floating Rate High Income Fund (b)	1,171,446	11,152,165
Fidelity Series High Income Fund (b)	6,716,711	64,547,595
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,533,598	14,891,240
Fidelity Series International Credit Fund (b)	165,944	1,631,234
Fidelity Series Investment Grade Bond Fund (b)	2,012,097	21,911,734
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,791,298	171,320,295
Fidelity Series Real Estate Income Fund (b)	1,993,634	21,491,371
TOTAL BOND FUNDS
(Cost $344,257,444)		335,441,593

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	6,950,741	6,952,131
Fidelity Series Government Money Market Fund 2.12% (b)(d)	73,977,592	73,977,592
Fidelity Series Short-Term Credit Fund (b)	1,592,464	15,701,695
TOTAL SHORT-TERM FUNDS
(Cost $96,762,701)		96,631,418
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,311,754,723)		4,941,573,848
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,809,177)
NET ASSETS - 100%		$4,938,764,671

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	190	Dec. 2018	$27,730,500	$5,379	$5,379
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	294	Dec. 2018	15,430,590	303,896	303,896

TOTAL PURCHASED					309,275

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	130	Dec. 2018	12,840,750	(24,737)	(24,737)
TOTAL FUTURES CONTRACTS					$284,538

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,012,037.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,640
Total	$20,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$86,342,541	$40,265	$92,405,409	$--	$25,419,336	$(19,396,733)	$--
Fidelity Series All-Sector Equity Fund	167,584,790	19,623,829	83,103,942	--	1,590,789	18,224,949	123,920,415
Fidelity Series Blue Chip Growth Fund	173,114,503	40,669,813	13,494,103	19,514,468	325,897	12,335,594	212,951,704
Fidelity Series Canada Fund	38,606,833	4,913,985	1,709,856	--	5,757	2,461,221	44,277,940
Fidelity Series Commodity Strategy Fund	91,934,990	24,165,924	3,631,640	6,162,495	(725,531)	(7,548,642)	104,195,101
Fidelity Series Emerging Markets Debt Fund	27,209,763	3,986,873	1,183,395	835,394	(78,112)	(1,439,170)	28,495,959
Fidelity Series Emerging Markets Fund	--	27,521,583	--	--	--	475,456	27,997,039
Fidelity Series Emerging Markets	400,892,549	91,268,462	15,514,228	--	(555,073)	(52,001,754)	424,089,956
Fidelity Series Floating Rate High Income	10,002,475	1,595,128	457,856	282,755	(18,646)	31,064	11,152,165
Fidelity Series Government Money Market	70,121,042	79,169,095	75,312,545	602,092	--	--	73,977,592
Fidelity Series Growth Company Fund	351,980,935	42,863,477	19,396,307	--	(194,061)	54,948,433	430,202,477
Fidelity Series High Income Fund	60,175,196	8,543,861	4,685,695	1,807,339	(48,275)	562,508	64,547,595
Fidelity Series Inflation-Protected Bond	35,675,631	6,468,769	27,409,696	54,689	(391,567)	548,103	14,891,240
Fidelity Series International Credit Fund	1,668,964	21,592	42,533	20,568	(554)	(16,235)	1,631,234
Fidelity Series International Growth Fund	388,374,374	78,177,947	15,142,246	--	14,193	6,460,865	457,885,133
Fidelity Series International Small Cap Fund	96,898,872	16,002,322	760,708	--	(23,665)	(3,906,601)	108,210,220
Fidelity Series International Value Fund	393,238,509	65,652,903	3,359,381	--	(70,422)	(486,503)	454,975,106
Fidelity Series Intrinsic Opportunities Fund	427,000,743	76,843,928	17,728,133	21,499,702	(225,687)	6,258,066	492,148,917
Fidelity Series Investment Grade Bond Fund	20,925,164	3,446,720	2,211,247	299,154	(32,344)	(216,559)	21,911,734
Fidelity Series Large Cap Stock Fund	379,289,030	73,469,947	18,701,835	25,555,321	131,364	18,702,732	452,891,238
Fidelity Series Large Cap Value Index Fund	107,932,581	13,647,427	5,184,343	--	(13,108)	7,979,979	124,362,536
Fidelity Series Long-Term Treasury Bond	98,801,847	112,745,472	34,624,345	2,093,100	(1,147,844)	(4,454,835)	171,320,295
Fidelity Series Opportunistic Insights Fund	189,694,018	23,880,844	9,477,035	--	(22,574)	25,701,834	229,777,087
Fidelity Series Real Estate Equity Fund	34,294,713	463,365	36,252,452	286,222	(1,538,115)	3,032,489	--
Fidelity Series Real Estate Income Fund	18,928,290	3,346,298	886,958	878,372	(14,904)	118,645	21,491,371
Fidelity Series Short-Term Credit Fund	13,333,440	3,001,184	632,860	162,173	(7,214)	7,145	15,701,695
Fidelity Series Small Cap Discovery Fund	50,681,737	9,590,504	2,456,218	3,177,393	(108,252)	(728,035)	56,979,736
Fidelity Series Small Cap Opportunities Fund	156,598,303	33,707,367	8,734,827	14,178,837	48,666	4,227,241	185,846,750
Fidelity Series Stock Selector Large Cap	295,167,577	36,472,682	16,018,928	--	(352,721)	21,653,278	336,921,888
Fidelity Series Value Discovery Fund	209,366,384	26,003,717	9,998,819	--	(168,652)	12,958,695	238,161,325
	$4,395,835,794	$927,305,283	$520,517,540	$97,410,074	$21,798,681	$106,493,230	$4,930,915,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$3,706,269	$--	$3,706,269	$--
Domestic Equity Funds	2,988,359,174	2,988,359,174	--	--
International Equity Funds	1,517,435,394	1,517,435,394	--	--
Bond Funds	335,441,593	335,441,593	--	--
Short-Term Funds	96,631,418	96,631,418	--	--
Total Investments in Securities:	$4,941,573,848	$4,937,867,579	$3,706,269	$--
Derivative Instruments:
Assets
Futures Contracts	$309,275	$309,275	$--	$--
Total Assets	$309,275	$309,275	$--	$--
Liabilities
Futures Contracts	$(24,737)	$(24,737)	$--	$--
Total Liabilities	$(24,737)	$(24,737)	$--	$--
Total Derivative Instruments:	$284,538	$284,538	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$309,275	$(24,737)
Total Equity Risk	309,275	(24,737)
Total Value of Derivatives	$309,275	$(24,737)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,706,510)	$3,706,269
Fidelity Central Funds (cost $6,952,131)	6,952,131
Other affiliated issuers (cost $4,301,096,082)	4,930,915,448
Total Investment in Securities (cost $4,311,754,723)		$4,941,573,848
Receivable for investments sold		54,262,972
Receivable for fund shares sold		174,703,171
Distributions receivable from Fidelity Central Funds		10,704
Total assets		5,170,550,695
Liabilities
Payable for investments purchased	$63,768,967
Payable for fund shares redeemed	165,180,564
Accrued management fee	2,691,672
Payable for daily variation margin on futures contracts	144,821
Total liabilities		231,786,024
Net Assets		$4,938,764,671
Net Assets consist of:
Paid in capital		$4,220,697,866
Undistributed net investment income		8,115,432
Accumulated undistributed net realized gain (loss) on investments		79,847,710
Net unrealized appreciation (depreciation) on investments		630,103,663
Net Assets		$4,938,764,671
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,428,045,930 ÷ 102,125,383 shares)		$13.98
Class K:
Net Asset Value, offering price and redemption price per share ($3,114,215,499 ÷ 222,803,681 shares)		$13.98
Class K6:
Net Asset Value, offering price and redemption price per share ($396,503,242 ÷ 28,326,689 shares)		$14.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$25,605,821
Interest		18,667
Income from Fidelity Central Funds		20,640
Total income		25,645,128
Expenses
Management fee	$15,687,234
Independent trustees' fees and expenses	11,101
Total expenses before reductions	15,698,335
Expense reductions	(6)
Total expenses after reductions		15,698,329
Net investment income (loss)		9,946,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	12
Other affiliated issuers	21,798,681
Futures contracts	(2,541,532)
Capital gain distributions from underlying funds:
Affiliated issuers	71,804,253
Total net realized gain (loss)		91,061,414
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(241)
Affiliated issuers	106,493,230
Futures contracts	284,538
Total change in net unrealized appreciation (depreciation)		106,777,527
Net gain (loss)		197,838,941
Net increase (decrease) in net assets resulting from operations		$207,785,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,946,799	$44,165,758
Net realized gain (loss)	91,061,414	169,529,579
Change in net unrealized appreciation (depreciation)	106,777,527	107,945,915
Net increase (decrease) in net assets resulting from operations	207,785,740	321,641,252
Distributions to shareholders from net investment income	–	(48,627,128)
Distributions to shareholders from net realized gain	(108,392,501)	(70,153,488)
Total distributions	(108,392,501)	(118,780,616)
Share transactions - net increase (decrease)	445,979,420	3,268,247,071
Total increase (decrease) in net assets	545,372,659	3,471,107,707
Net Assets
Beginning of period	4,393,392,012	922,284,305
End of period	$4,938,764,671	$4,393,392,012
Other Information
Undistributed net investment income end of period	$8,115,432	$–
Distributions in excess of net investment income end of period	$–	$(1,831,367)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.41	$11.08	$12.06	$11.73	$10.56
Income from Investment Operations
Net investment income (loss)A	.02	.14	.17	.17	.19	.16
Net realized and unrealized gain (loss)	.59	1.64	1.57	(.59)	.72	1.51
Total from investment operations	.61	1.78	1.74	(.42)	.91	1.67
Distributions from net investment income	–	(.15)	(.16)	(.17)	(.18)	(.14)
Distributions from net realized gain	(.33)	(.34)	(.25)	(.39)	(.39)	(.36)
Total distributions	(.33)	(.49)	(.41)	(.56)	(.58)B	(.50)
Net asset value, end of period	$13.98	$13.70	$12.41	$11.08	$12.06	$11.73
Total ReturnC,D	4.48%	14.49%	16.17%	(3.69)%	7.98%	16.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.64%H	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.75%G	.64%H	-%	-%	-%	-%
Expenses net of all reductions	.75%G	.64%H	-%	-%	-%	-%
Net investment income (loss)	.35%G	1.06%	1.46%	1.51%	1.64%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,428,046	$1,265,311	$922,284	$649,621	$527,231	$350,647
Portfolio turnover rateE	22%G	15%J	18%	20%	21%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	.03	.19
Net realized and unrealized gain (loss)	.59	.76
Total from investment operations	.62	.95
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.33)	(.20)
Total distributions	(.33)	(.37)
Net asset value, end of period	$13.98	$13.69
Total ReturnC,D	4.56%	7.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.45%G	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,114,215	$2,992,599
Portfolio turnover rateE	22%G	15%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.04	.16
Net realized and unrealized gain (loss)	.59	1.09
Total from investment operations	.63	1.25
Distributions from net investment income	–	(.17)
Distributions from net realized gain	(.33)	(.20)
Total distributions	(.33)	(.38)C
Net asset value, end of period	$14.00	$13.70
Total ReturnD,E	4.63%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%H,I
Expenses net of all reductions	.49%H	.50%H,I
Net investment income (loss)	.60%H	1.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$396,503	$135,481
Portfolio turnover rateF	22%H	15%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Intrinsic Opportunities Fund	10.0
Fidelity Series International Growth Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series Large Cap Stock Fund	9.2
Fidelity Series Growth Company Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	8.6
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.6
Fidelity Series Blue Chip Growth Fund	4.3
75.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.7%
Bond Funds	6.8%
Short-Term Funds	2.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.11% 11/29/18 to 12/6/18 (a)
(Cost $797,085)	800,000	797,034
	Shares	Value

Domestic Equity Funds - 60.5%
Fidelity Series All-Sector Equity Fund (b)	1,838,644	$25,023,944
Fidelity Series Blue Chip Growth Fund (b)	2,975,684	45,527,971
Fidelity Series Commodity Strategy Fund (b)	4,443,106	22,215,528
Fidelity Series Growth Company Fund (b)	4,550,993	91,975,570
Fidelity Series Intrinsic Opportunities Fund (b)	5,755,511	105,498,519
Fidelity Series Large Cap Stock Fund (b)	6,104,939	97,251,673
Fidelity Series Large Cap Value Index Fund (b)	2,020,457	26,670,027
Fidelity Series Opportunistic Insights Fund (b)	2,477,154	49,171,512
Fidelity Series Small Cap Discovery Fund (b)	1,011,206	12,286,156
Fidelity Series Small Cap Opportunities Fund (b)	2,710,144	39,812,021
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,477,758	72,415,966
Fidelity Series Value Discovery Fund (b)	3,730,125	51,065,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $576,230,099)		638,914,292

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	877,904	9,490,147
Fidelity Series Emerging Markets Fund (b)	606,572	5,877,687
Fidelity Series Emerging Markets Opportunities Fund (b)	4,731,379	90,795,162
Fidelity Series International Growth Fund (b)	5,970,220	97,911,608
Fidelity Series International Small Cap Fund (b)	1,293,735	23,157,854
Fidelity Series International Value Fund (b)	9,248,206	97,291,122
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $305,822,397)		324,523,580

Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund (b)	630,546	6,009,107
Fidelity Series Floating Rate High Income Fund (b)	256,242	2,439,422
Fidelity Series High Income Fund (b)	1,440,033	13,838,718
Fidelity Series Inflation-Protected Bond Index Fund (b)	327,898	3,183,891
Fidelity Series International Credit Fund (b)	24,341	239,271
Fidelity Series Investment Grade Bond Fund (b)	430,423	4,687,309
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,442,787	36,608,565
Fidelity Series Real Estate Income Fund (b)	435,539	4,695,111
TOTAL BOND FUNDS
(Cost $73,129,110)		71,701,394

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	1,236,628	1,236,876
Fidelity Series Government Money Market Fund 2.12% (b)(d)	15,937,406	15,937,406
Fidelity Series Short-Term Credit Fund (b)	344,943	3,401,134
TOTAL SHORT-TERM FUNDS
(Cost $20,599,005)		20,575,416
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $976,577,696)		1,056,511,716
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(551,752)
NET ASSETS - 100%		$1,055,959,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	40	Dec. 2018	$5,838,000	$1,132	$1,132
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	63	Dec. 2018	3,306,555	65,214	65,214

TOTAL PURCHASED					66,346

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	28	Dec. 2018	2,765,700	(4,509)	(4,509)
TOTAL FUTURES CONTRACTS					$61,837

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,064.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,858
Total	$3,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,904,680	$26,022	$17,014,627	$--	$2,869,723	$(1,785,798)	$--
Fidelity Series All-Sector Equity Fund	31,253,568	8,281,207	18,450,077	--	331,215	3,608,031	25,023,944
Fidelity Series Blue Chip Growth Fund	32,253,565	13,299,443	2,291,558	4,121,215	(27,941)	2,294,462	45,527,971
Fidelity Series Canada Fund	7,202,539	2,080,748	271,469	--	(3,918)	482,247	9,490,147
Fidelity Series Commodity Strategy Fund	17,145,686	7,426,851	641,267	1,298,303	(15,376)	(1,700,366)	22,215,528
Fidelity Series Emerging Markets Debt Fund	4,840,852	1,635,292	183,184	163,432	(13,354)	(270,499)	6,009,107
Fidelity Series Emerging Markets Fund	--	5,783,206	--	--	--	94,481	5,877,687
Fidelity Series Emerging Markets Opportunities Fund	74,428,681	29,507,460	2,800,586	--	(171,091)	(10,169,302)	90,795,162
Fidelity Series Floating Rate High Income Fund	1,890,315	620,513	74,436	57,613	(915)	3,945	2,439,422
Fidelity Series Government Money Market Fund 2.12%	13,009,017	18,108,826	15,180,437	118,221	--	--	15,937,406
Fidelity Series Growth Company Fund	65,444,549	18,545,105	2,958,205	--	(69,744)	11,013,865	91,975,570
Fidelity Series High Income Fund	11,127,742	3,246,886	640,430	360,558	(6,771)	111,291	13,838,718
Fidelity Series Inflation-Protected Bond Index Fund	6,768,528	2,198,589	5,813,413	10,958	(73,455)	103,642	3,183,891
Fidelity Series International Credit Fund	244,476	3,750	6,496	3,013	(83)	(2,376)	239,271
Fidelity Series International Growth Fund	72,306,514	26,958,054	2,671,371	--	(269)	1,318,680	97,911,608
Fidelity Series International Small Cap Fund	18,039,162	6,212,841	324,152	--	(6,710)	(763,287)	23,157,854
Fidelity Series International Value Fund	73,255,562	24,797,563	743,071	--	(38,882)	19,950	97,291,122
Fidelity Series Intrinsic Opportunities Fund	79,157,527	27,884,606	2,480,933	4,550,343	(51,985)	989,304	105,498,519
Fidelity Series Investment Grade Bond Fund	3,875,761	1,226,939	366,110	59,786	(5,123)	(44,158)	4,687,309
Fidelity Series Large Cap Stock Fund	70,836,746	25,776,696	2,991,297	5,233,170	(40,706)	3,670,234	97,251,673
Fidelity Series Large Cap Value Index Fund	20,224,908	5,727,431	880,618	--	(14,018)	1,612,324	26,670,027
Fidelity Series Long-Term Treasury Bond Index Fund	18,521,138	24,874,281	5,632,143	417,397	(191,191)	(963,520)	36,608,565
Fidelity Series Opportunistic Insights Fund	35,335,440	10,245,532	1,506,699	--	(25,768)	5,123,007	49,171,512
Fidelity Series Real Estate Equity Fund	6,272,892	370,736	6,935,358	55,732	(243,095)	534,825	--
Fidelity Series Real Estate Income Fund	3,580,706	1,242,001	142,212	183,543	(3,786)	18,402	4,695,111
Fidelity Series Short-Term Credit Fund	2,622,315	910,408	131,568	34,374	(1,629)	1,608	3,401,134
Fidelity Series Small Cap Discovery Fund	9,487,528	3,377,568	393,631	626,810	(21,529)	(163,780)	12,286,156
Fidelity Series Small Cap Opportunities Fund	29,169,642	11,379,312	1,357,623	3,000,140	(8,998)	629,688	39,812,021
Fidelity Series Stock Selector Large Cap Value Fund	55,114,043	15,634,527	2,594,313	--	(85,780)	4,347,489	72,415,966
Fidelity Series Value Discovery Fund	39,075,165	11,108,650	1,659,297	--	(39,722)	2,580,609	51,065,405
	$818,389,247	$308,491,043	$97,136,581	$20,294,608	$2,039,099	$22,694,998	$1,054,477,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$797,034	$--	$797,034	$--
Domestic Equity Funds	638,914,292	638,914,292	--	--
International Equity Funds	324,523,580	324,523,580	--	--
Bond Funds	71,701,394	71,701,394	--	--
Short-Term Funds	20,575,416	20,575,416	--	--
Total Investments in Securities:	$1,056,511,716	$1,055,714,682	$797,034	$--
Derivative Instruments:
Assets
Futures Contracts	$66,346	$66,346	$--	$--
Total Assets	$66,346	$66,346	$--	$--
Liabilities
Futures Contracts	$(4,509)	$(4,509)	$--	$--
Total Liabilities	$(4,509)	$(4,509)	$--	$--
Total Derivative Instruments:	$61,837	$61,837	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$66,346	$(4,509)
Total Equity Risk	66,346	(4,509)
Total Value of Derivatives	$66,346	$(4,509)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $797,085)	$797,034
Fidelity Central Funds (cost $1,236,876)	1,236,876
Other affiliated issuers (cost $974,543,735)	1,054,477,806
Total Investment in Securities (cost $976,577,696)		$1,056,511,716
Cash		49,000
Receivable for investments sold		11,995,418
Receivable for fund shares sold		38,486,998
Distributions receivable from Fidelity Central Funds		1,950
Total assets		1,107,045,082
Liabilities
Payable for investments purchased	$16,921,506
Payable for fund shares redeemed	33,560,005
Accrued management fee	569,739
Payable for daily variation margin on futures contracts	33,868
Total liabilities		51,085,118
Net Assets		$1,055,959,964
Net Assets consist of:
Paid in capital		$959,240,324
Undistributed net investment income		1,465,439
Accumulated undistributed net realized gain (loss) on investments		15,258,344
Net unrealized appreciation (depreciation) on investments		79,995,857
Net Assets		$1,055,959,964
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($308,416,621 ÷ 24,683,601 shares)		$12.49
Class K:
Net Asset Value, offering price and redemption price per share ($665,459,435 ÷ 53,288,428 shares)		$12.49
Class K6:
Net Asset Value, offering price and redemption price per share ($82,083,908 ÷ 6,561,514 shares)		$12.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,251,724
Interest		3,695
Income from Fidelity Central Funds		3,858
Total income		5,259,277
Expenses
Management fee	$3,136,166
Independent trustees' fees and expenses	2,137
Total expenses		3,138,303
Net investment income (loss)		2,120,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	3
Other affiliated issuers	2,039,099
Futures contracts	(525,815)
Capital gain distributions from underlying funds:
Affiliated issuers	15,042,884
Total net realized gain (loss)		16,556,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(51)
Affiliated issuers	22,694,998
Futures contracts	61,837
Total change in net unrealized appreciation (depreciation)		22,756,784
Net gain (loss)		39,312,955
Net increase (decrease) in net assets resulting from operations		$41,433,929

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,120,974	$6,919,637
Net realized gain (loss)	16,556,171	26,038,634
Change in net unrealized appreciation (depreciation)	22,756,784	12,512,816
Net increase (decrease) in net assets resulting from operations	41,433,929	45,471,087
Distributions to shareholders from net investment income	–	(7,703,403)
Distributions to shareholders from net realized gain	(18,081,222)	(9,428,917)
Total distributions	(18,081,222)	(17,132,320)
Share transactions - net increase (decrease)	214,665,548	673,447,954
Total increase (decrease) in net assets	238,018,255	701,786,721
Net Assets
Beginning of period	817,941,709	116,154,988
End of period	$1,055,959,964	$817,941,709
Other Information
Undistributed net investment income end of period	$1,465,439	$–
Distributions in excess of net investment income end of period	$–	$(655,535)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.13	.16	.16	.10
Net realized and unrealized gain (loss)	.52	1.46	1.37	(.53)	.52
Total from investment operations	.54	1.59	1.53	(.37)	.62
Distributions from net investment income	–	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.25)	(.26)	(.17)	(.17)	(.07)
Total distributions	(.25)	(.40)C	(.30)	(.30)D	(.17)
Net asset value, end of period	$12.49	$12.20	$11.01	$9.78	$10.45
Total ReturnE,F	4.49%	14.50%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.66%J	- %K	- %K	- %I,K
Expenses net of fee waivers, if any	.75%I	.66%J	-%	-%	- %I
Expenses net of all reductions	.75%I	.66%J	-%	-%	- %I
Net investment income (loss)	.38%I	1.09%	1.54%	1.67%	1.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$308,417	$241,896	$116,155	$47,019	$8,968
Portfolio turnover rateG	21%I	11%L	21%	31%	28%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	.03	.16
Net realized and unrealized gain (loss)	.52	.68
Total from investment operations	.55	.84
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.25)	(.15)
Total distributions	(.25)	(.30)
Net asset value, end of period	$12.49	$12.19
Total ReturnC,D	4.58%	7.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%G,H
Expenses net of fee waivers, if any	.64%G	.65%G,H
Expenses net of all reductions	.64%G	.65%G,H
Net investment income (loss)	.48%G	1.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$665,459	$549,158
Portfolio turnover rateE	21%G	11%I

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.04	.14
Net realized and unrealized gain (loss)	.52	.96
Total from investment operations	.56	1.10
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.25)	(.15)
Total distributions	(.25)	(.30)
Net asset value, end of period	$12.51	$12.20
Total ReturnC,D	4.66%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%G,H
Expenses net of all reductions	.49%G	.50%G,H
Net investment income (loss)	.63%G	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$82,084	$26,888
Portfolio turnover rateE	21%G	11%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Freedom 2010 Fund	$93,931
Fidelity Freedom 2020 Fund	212,156
Fidelity Freedom 2030 Fund	174,805

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,348,077,971	$219,688,827	$(48,495,993)	$171,192,834
Fidelity Freedom 2005 Fund	934,442,654	77,482,242	(23,566,371)	53,915,871
Fidelity Freedom 2010 Fund	5,637,412,521	704,900,587	(128,215,802)	576,684,785
Fidelity Freedom 2015 Fund	8,327,269,154	1,359,749,262	(149,074,212)	1,210,675,050
Fidelity Freedom 2020 Fund	25,108,681,386	4,480,786,893	(471,556,551)	4,009,230,342
Fidelity Freedom 2025 Fund	23,618,026,776	4,344,409,295	(398,472,176)	3,945,937,119
Fidelity Freedom 2030 Fund	26,942,964,282	6,063,148,062	(388,054,234)	5,675,093,828
Fidelity Freedom 2035 Fund	18,177,492,824	4,546,451,869	(156,640,239)	4,389,811,630
Fidelity Freedom 2040 Fund	18,340,202,614	4,904,765,625	(156,601,951)	4,748,163,674
Fidelity Freedom 2045 Fund	11,299,537,650	2,751,964,841	(90,481,282)	2,661,483,559
Fidelity Freedom 2050 Fund	9,660,653,843	2,295,466,260	(77,689,528)	2,217,776,732
Fidelity Freedom 2055 Fund	4,325,199,677	654,003,691	(37,344,982)	616,658,709
Fidelity Freedom 2060 Fund	978,408,082	88,105,095	(9,939,624)	78,165,471

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2018 to March 31, 2018. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2050 Fund	$1,076,447
Fidelity Freedom 2055 Fund	1,831,366
Fidelity Freedom 2060 Fund	655,535

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	580,118,712	779,411,886
Fidelity Freedom 2005 Fund	172,776,315	210,333,156
Fidelity Freedom 2010 Fund	828,962,275	1,153,580,828
Fidelity Freedom 2015 Fund	1,128,133,044	1,816,318,045
Fidelity Freedom 2020 Fund	3,196,773,708	4,491,014,473
Fidelity Freedom 2025 Fund	3,306,757,542	3,488,856,635
Fidelity Freedom 2030 Fund	3,218,978,872	3,246,280,546
Fidelity Freedom 2035 Fund	2,786,167,088	2,598,869,741
Fidelity Freedom 2040 Fund	2,610,252,508	2,596,606,461
Fidelity Freedom 2045 Fund	1,811,121,475	1,576,297,675
Fidelity Freedom 2050 Fund	1,611,420,742	1,344,980,883
Fidelity Freedom 2055 Fund	927,305,283	520,517,490
Fidelity Freedom 2060 Fund	308,491,043	97,136,581

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Prior to June 1, 2017, the investment advisor provided the Funds with investment management related services. The Funds did not pay any fees for these services. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:r

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Class K)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.482%	.428%
Fidelity Freedom 2010 Fund	.525%	.461%
Fidelity Freedom 2015 Fund	.567%	.496%
Fidelity Freedom 2020 Fund	.610%	.531%
Fidelity Freedom 2025 Fund	.652%	.566%
Fidelity Freedom 2030 Fund	.695%	.601%
Fidelity Freedom 2035 Fund	.737%	.636%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.373%
Fidelity Freedom 2010 Fund	.392%
Fidelity Freedom 2015 Fund	.412%
Fidelity Freedom 2020 Fund	.431%
Fidelity Freedom 2025 Fund	.450%
Fidelity Freedom 2030 Fund	.470%
Fidelity Freedom 2035 Fund	.489%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Freedom Income Fund	$ 21,943,732	$ 5,248,386
Freedom 2005 Fund	9,132,913	818,016
Freedom 2010 Fund	82,938,352	17,423,248
Freedom 2015 Fund	132,300,852	26,218,924
Freedom 2020 Fund	349,185,809	55,046,914
Freedom 2025 Fund	312,149,126	36,476,750
Freedom 2030 Fund	443,448,822	45,658,987
Freedom 2035 Fund	315,567,651	25,385,650
Freedom 2040 Fund	341,654,429	31,022,107
Freedom 2045 Fund	165,214,747	12,941,012
Freedom 2050 Fund	136,449,649	10,462,773
Freedom 2055 Fund	44,625,815	2,684,111
Freedom 2060 Fund	6,196,209	137,579

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Freedom Income Fund	$54
Fidelity Freedom 2005 Fund	70
Fidelity Freedom 2010 Fund	38
Fidelity Freedom 2015 Fund	55
Fidelity Freedom 2020 Fund	13
Fidelity Freedom 2025 Fund	12
Fidelity Freedom 2030 Fund	25
Fidelity Freedom 2045 Fund	29
Fidelity Freedom 2050 Fund	6
Fidelity Freedom 2055 Fund	6

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018(a)
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$14,984,465	$34,335,271
Class K	10,910,977	17,390,446
Class K6	455,334	223,737
Total	$26,350,776	$51,949,454
From net realized gain
Fidelity Freedom Income Fund	$22,330,640	$44,712,535
Class K	16,009,200	22,488,873
Class K6	520,337	239,298
Total	$38,860,177	$67,440,706
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$1,524,497	$8,256,167
Class K	1,072,276	5,348,186
Class K6	40,475	66,981
Total	$2,637,248	$13,671,334
From net realized gain
Fidelity Freedom 2005 Fund	$8,908,779	$14,263,444
Class K	6,076,226	6,417,819
Class K6	194,073	78,417
Total	$15,179,078	$20,759,680
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$8,368,166	$59,450,122
Class K	5,046,887	33,379,063
Class K6	229,872	446,466
Total	$13,644,925	$93,275,651
From net realized gain
Fidelity Freedom 2010 Fund	$87,992,475	$138,121,654
Class K	50,036,243	54,086,430
Class K6	1,772,564	700,731
Total	$139,801,282	$192,908,815
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$8,688,870	$75,356,851
Class K	7,132,266	62,744,245
Class K6	397,154	834,279
Total	$16,218,290	$138,935,375
From net realized gain
Fidelity Freedom 2015 Fund	$134,055,986	$187,400,162
Class K	105,038,677	102,672,333
Class K6	4,150,891	1,342,304
Total	$243,245,554	$291,414,799
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$15,444,745	$170,977,599
Class K	19,118,065	214,523,078
Class K6	1,282,075	3,160,558
Total	$35,844,885	$388,661,235
From net realized gain
Fidelity Freedom 2020 Fund	$316,208,644	$406,127,361
Class K	371,844,368	309,195,087
Class K6	15,585,204	4,430,552
Total	$703,638,216	$719,753,000
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$8,064,374	$135,746,842
Class K	11,556,354	196,874,291
Class K6	1,171,512	4,557,308
Total	$20,792,240	$337,178,441
From net realized gain
Fidelity Freedom 2025 Fund	$257,242,278	$300,732,953
Class K	335,132,279	252,816,654
Class K6	17,795,792	5,757,887
Total	$610,170,349	$559,307,494
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$–	$152,399,042
Class K	–	237,812,270
Class K6	–	6,564,512
Total	$–	$396,775,824
From net realized gain
Fidelity Freedom 2030 Fund	$350,600,239	$413,872,411
Class K	473,811,407	346,196,136
Class K6	26,942,551	9,436,482
Total	$851,354,197	$769,505,029
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$–	$87,722,896
Class K	–	162,011,402
Class K6	–	5,709,559
Total	$–	$255,443,857
From net realized gain
Fidelity Freedom 2035 Fund	$230,445,861	$240,142,544
Class K	335,955,382	221,611,338
Class K6	22,770,060	7,651,385
Total	$589,171,303	$469,405,267
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$–	$90,536,406
Class K	–	170,937,500
Class K6	–	4,789,254
Total	$–	$266,263,160
From net realized gain
Fidelity Freedom 2040 Fund	$241,363,664	$261,248,683
Class K	357,897,586	242,057,363
Class K6	21,767,741	6,636,534
Total	$621,028,991	$509,942,580
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$–	$44,250,979
Class K	–	109,126,440
Class K6	–	2,701,118
Total	$–	$156,078,537
From net realized gain
Fidelity Freedom 2045 Fund	$121,573,693	$114,572,629
Class K	225,623,203	138,369,458
Class K6	12,930,259	3,337,686
Total	$360,127,155	$256,279,773
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$–	$36,777,044
Class K	–	92,715,220
Class K6	–	1,957,994
Total	$–	$131,450,258
From net realized gain
Fidelity Freedom 2050 Fund	$98,786,680	$93,839,199
Class K	191,006,262	116,797,064
Class K6	10,002,143	2,419,431
Total	$299,795,085	$213,055,694
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$–	$12,886,343
Class K	–	34,941,200
Class K6	–	799,585
Total	$–	$48,627,128
From net realized gain
Fidelity Freedom 2055 Fund	$34,080,234	$27,949,675
Class K	70,641,422	41,275,560
Class K6	3,670,845	928,253
Total	$108,392,501	$70,153,488
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$–	$2,107,103
Class K	–	5,444,764
Class K6	–	151,536
Total	$–	$7,703,403
From net realized gain
Fidelity Freedom 2060 Fund	$5,777,935	$3,721,242
Class K	11,676,178	5,555,128
Class K6	627,109	152,547
Total	$18,081,222	$9,428,917

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018	Year ended March 31, 2018 (a)	Six months ended September 30, 2018	Year ended March 31, 2018 (a)
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	12,814,841	27,221,111	$148,674,954	$320,765,917
Reinvestment of distributions	3,164,229	6,605,290	36,540,585	77,395,265
Shares redeemed	(20,352,135)	(38,028,513)	(235,957,475)	(447,668,101)
Net increase (decrease)	(4,373,065)	(4,202,112)	$(50,741,936)	$(49,506,919)
Class K
Shares sold	12,517,953	23,453,639	$144,956,112	$277,296,475
Issued in exchange for the shares of Fidelity Freedom K Income Fund	–	136,520,990	–	1,613,678,107
Reinvestment of distributions	2,334,978	3,392,232	26,920,177	39,879,319
Shares redeemed	(29,145,944)	(29,017,558)	(337,442,532)	(343,144,692)
Net increase (decrease)	(14,293,013)	134,349,303	$(165,566,243)	$1,587,709,209
Class K6
Shares sold	4,888,043	3,890,192	$56,611,838	$45,935,962
Reinvestment of distributions	84,555	39,381	975,671	463,035
Shares redeemed	(678,423)	(569,053)	(7,861,133)	(6,709,845)
Net increase (decrease)	4,294,175	3,360,520	$49,726,376	$39,689,152
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,686,723	7,378,209	$45,792,236	$92,645,422
Reinvestment of distributions	835,563	1,791,008	10,335,921	22,315,999
Shares redeemed	(5,768,683)	(9,828,104)	(71,645,766)	(123,356,983)
Net increase (decrease)	(1,246,397)	(658,887)	$(15,517,609)	$(8,395,562)
Class K
Shares sold	4,893,445	9,369,547	$60,658,371	$118,391,743
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	–	32,823,330	–	412,589,249
Reinvestment of distributions	578,826	938,278	7,148,502	11,766,005
Shares redeemed	(8,230,204)	(9,282,767)	(102,006,836)	(117,477,612)
Net increase (decrease)	(2,757,933)	33,848,388	$(34,199,963)	$425,269,385
Class K6
Shares sold	1,771,969	893,756	$22,013,023	$11,275,207
Reinvestment of distributions	18,992	11,585	234,548	145,398
Shares redeemed	(174,160)	(106,187)	(2,164,051)	(1,340,558)
Net increase (decrease)	1,616,801	799,154	$20,083,520	$10,080,047
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	12,416,194	23,767,583	$196,634,359	$381,761,384
Reinvestment of distributions	6,029,770	12,229,853	94,968,861	194,626,240
Shares redeemed	(24,565,366)	(49,294,217)	(388,720,220)	(791,146,041)
Net increase (decrease)	(6,119,402)	(13,296,781)	$(97,117,000)	$(214,758,417)
Class K
Shares sold	9,503,819	20,322,144	$150,402,768	$328,782,786
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	–	158,527,428	–	2,547,535,809
Reinvestment of distributions	3,501,788	5,452,961	55,083,130	87,465,493
Shares redeemed	(28,041,001)	(34,234,425)	(443,557,450)	(555,204,634)
Net increase (decrease)	(15,035,394)	150,068,108	$(238,071,552)	$2,408,579,454
Class K6
Shares sold	6,624,451	4,164,658	$104,974,043	$67,215,211
Reinvestment of distributions	127,381	71,521	2,002,436	1,147,196
Shares redeemed	(627,780)	(490,870)	(9,946,565)	(7,955,488)
Net increase (decrease)	6,124,052	3,745,309	$97,029,914	$60,406,919
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	42,069,204	72,616,042	$555,702,088	$968,356,768
Reinvestment of distributions	10,754,160	19,682,696	141,309,668	260,136,127
Shares redeemed	(63,033,983)	(104,001,992)	(832,380,628)	(1,384,215,146)
Net increase (decrease)	(10,210,619)	(11,703,254)	$(135,368,872)	$(155,722,251)
Class K
Shares sold	24,763,747	57,486,192	$326,582,470	$773,133,070
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	–	357,299,109	–	4,748,505,056
Reinvestment of distributions	8,549,615	12,372,220	112,170,943	165,416,578
Shares redeemed	(83,158,645)	(79,691,095)	(1,097,577,183)	(1,075,934,728)
Net increase (decrease)	(49,845,283)	347,466,426	$(658,823,770)	$4,611,119,976
Class K6
Shares sold	21,150,472	10,514,183	$280,449,664	$140,899,779
Reinvestment of distributions	346,650	162,796	4,548,045	2,176,583
Shares redeemed	(2,371,453)	(2,096,076)	(31,309,506)	(28,077,012)
Net increase (decrease)	19,125,669	8,580,903	$253,688,203	$114,999,350
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	100,964,511	152,441,221	$1,654,474,680	$2,504,940,140
Reinvestment of distributions	20,131,258	35,050,498	328,743,442	571,436,446
Shares redeemed	(124,487,003)	(187,167,034)	(2,042,470,360)	(3,072,056,561)
Net increase (decrease)	(3,391,234)	324,685	$(59,252,238)	$4,320,025
Class K
Shares sold	81,218,328	159,801,375	$1,331,407,311	$2,656,458,207
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	–	997,191,746	–	16,284,141,352
Reinvestment of distributions	23,970,719	31,625,493	390,962,433	523,718,165
Shares redeemed	(213,603,512)	(181,091,802)	(3,500,766,327)	(3,024,255,229)
Net increase (decrease)	(108,414,465)	1,007,526,812	$(1,778,396,583)	$16,440,062,495
Class K6
Shares sold	59,778,897	31,475,610	$984,841,647	$521,683,894
Reinvestment of distributions	1,033,534	458,124	16,867,279	7,591,110
Shares redeemed	(4,685,421)	(3,147,676)	(76,820,509)	(52,491,121)
Net increase (decrease)	56,127,010	28,786,058	$924,888,417	$476,783,883
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	115,752,184	158,726,717	$1,650,321,426	$2,259,361,477
Reinvestment of distributions	18,499,634	30,656,487	263,619,804	433,261,289
Shares redeemed	(120,383,751)	(151,675,334)	(1,722,482,523)	(2,154,686,419)
Net increase (decrease)	13,868,067	37,707,870	$191,458,707	$537,936,347
Class K
Shares sold	110,517,604	199,976,963	$1,578,994,350	$2,881,263,698
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	–	1,039,138,058	–	14,641,455,337
Reinvestment of distributions	24,363,221	31,228,538	346,688,633	449,690,945
Shares redeemed	(218,947,438)	(171,473,684)	(3,125,322,228)	(2,483,694,512)
Net increase (decrease)	(84,066,613)	1,098,869,875	$(1,199,639,245)	$15,488,715,468
Class K6
Shares sold	80,963,256	47,051,793	$1,164,521,730	$673,422,348
Reinvestment of distributions	1,331,974	715,836	18,967,304	10,315,195
Shares redeemed	(5,116,200)	(4,172,324)	(73,271,821)	(60,270,553)
Net increase (decrease)	77,179,030	43,595,305	$1,110,217,213	$623,466,990
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	89,856,024	123,266,681	$1,607,142,710	$2,193,032,389
Reinvestment of distributions	19,465,688	31,803,918	348,046,505	561,630,140
Shares redeemed	(89,285,758)	(126,546,656)	(1,604,093,908)	(2,245,714,755)
Net increase (decrease)	20,035,954	28,523,943	$351,095,307	$508,947,774
Class K
Shares sold	93,910,114	159,214,941	$1,684,872,969	$2,878,963,957
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	–	980,848,240	–	17,213,886,716
Reinvestment of distributions	26,529,194	32,337,117	473,811,407	584,008,406
Shares redeemed	(178,456,993)	(148,080,700)	(3,197,204,014)	(2,692,845,198)
Net increase (decrease)	(58,017,685)	1,024,319,598	$(1,038,519,638)	$17,984,013,881
Class K6
Shares sold	62,570,300	47,995,734	$1,130,087,929	$858,334,852
Reinvestment of distributions	1,507,697	885,011	26,942,551	16,000,993
Shares redeemed	(4,118,136)	(3,213,471)	(74,124,983)	(58,671,562)
Net increase (decrease)	59,959,861	45,667,274	$1,082,905,497	$815,664,283
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	86,025,453	110,962,220	$1,299,965,870	$1,654,304,549
Reinvestment of distributions	15,107,462	21,957,182	229,180,205	325,960,643
Shares redeemed	(82,917,707)	(99,897,658)	(1,262,836,996)	(1,486,838,456)
Net increase (decrease)	18,215,208	33,021,744	$266,309,079	$493,426,736
Class K
Shares sold	93,071,804	152,904,028	$1,414,570,724	$2,323,823,499
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	–	810,190,579	–	11,861,189,816
Reinvestment of distributions	22,189,920	25,155,590	335,955,382	383,622,740
Shares redeemed	(162,819,808)	(133,107,016)	(2,469,554,267)	(2,040,612,137)
Net increase (decrease)	(47,558,084)	855,143,181	$(719,028,161)	$12,528,023,918
Class K6
Shares sold	61,962,222	48,428,487	$950,919,386	$727,016,849
Reinvestment of distributions	1,501,983	875,553	22,770,060	13,360,944
Shares redeemed	(3,635,653)	(2,447,780)	(55,459,264)	(37,752,360)
Net increase (decrease)	59,828,552	46,856,260	$918,230,182	$702,625,433
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	114,357,824	136,619,831	$1,212,979,858	$1,431,492,061
Reinvestment of distributions	22,477,411	33,488,676	239,384,409	348,747,375
Shares redeemed	(113,943,932)	(139,529,622)	(1,218,390,159)	(1,457,941,134)
Net increase (decrease)	22,891,303	30,578,885	$233,974,108	$322,298,302
Class K
Shares sold	127,998,063	204,272,570	$1,366,553,863	$2,180,144,652
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	–	1,209,417,175	–	12,432,808,583
Reinvestment of distributions	33,636,990	38,561,612	357,897,586	412,994,864
Shares redeemed	(234,086,037)	(192,024,994)	(2,494,022,833)	(2,069,340,268)
Net increase (decrease)	(72,450,984)	1,260,226,363	$(769,571,384)	$12,956,607,831
Class K6
Shares sold	81,192,591	63,538,724	$875,001,916	$671,238,294
Reinvestment of distributions	2,045,840	1,066,834	21,767,741	11,425,788
Shares redeemed	(4,778,362)	(3,427,354)	(51,099,743)	(37,056,376)
Net increase (decrease)	78,460,069	61,178,204	$845,669,914	$645,607,706
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	75,278,694	83,678,942	$904,770,311	$990,525,865
Reinvestment of distributions	9,991,436	13,350,262	120,696,554	157,549,317
Shares redeemed	(69,963,161)	(72,278,251)	(848,390,338)	(853,762,795)
Net increase (decrease)	15,306,969	24,750,953	$177,076,527	$294,312,387
Class K
Shares sold	90,594,687	138,438,372	$1,096,330,973	$1,672,115,670
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	–	680,392,245	–	7,906,157,717
Reinvestment of distributions	18,708,391	20,403,619	225,623,203	247,495,898
Shares redeemed	(145,350,988)	(114,898,251)	(1,756,100,626)	(1,401,257,211)
Net increase (decrease)	(36,047,910)	724,335,985	$(434,146,450)	$8,424,512,074
Class K6
Shares sold	55,104,850	35,416,332	$674,338,014	$424,716,328
Reinvestment of distributions	1,072,161	497,430	12,930,259	6,038,804
Shares redeemed	(2,544,483)	(1,761,820)	(30,859,157)	(21,547,868)
Net increase (decrease)	53,632,528	34,151,942	$656,409,116	$409,207,264
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	62,676,941	75,824,728	$758,627,978	$902,647,093
Reinvestment of distributions	8,041,120	10,861,802	97,699,616	128,951,626
Shares redeemed	(55,905,302)	(63,697,605)	(681,837,559)	(756,367,850)
Net increase (decrease)	14,812,759	22,988,925	$174,490,035	$275,230,869
Class K
Shares sold	85,023,890	122,562,514	$1,034,677,925	$1,491,197,304
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	–	572,849,516	–	6,690,882,218
Reinvestment of distributions	15,746,600	17,173,138	191,006,262	209,512,284
Shares redeemed	(127,274,019)	(96,878,288)	(1,546,685,578)	(1,187,384,579)
Net increase (decrease)	(26,503,529)	615,706,880	$(321,001,391)	$7,204,207,227
Class K6
Shares sold	46,171,269	28,136,620	$568,148,027	$340,101,592
Reinvestment of distributions	823,900	358,805	10,002,143	4,377,425
Shares redeemed	(2,658,062)	(1,536,761)	(32,458,367)	(18,895,572)
Net increase (decrease)	44,337,107	26,958,664	$545,691,803	$325,583,445
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	30,143,474	38,370,551	$412,297,361	$515,078,307
Reinvestment of distributions	2,447,312	2,987,887	33,577,117	40,144,179
Shares redeemed	(22,821,438)	(23,349,667)	(314,192,707)	(313,087,284)
Net increase (decrease)	9,769,348	18,008,771	$131,681,771	$242,135,202
Class K
Shares sold	46,944,626	61,914,305	$645,358,663	$850,947,947
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	–	187,145,598	–	2,460,964,568
Reinvestment of distributions	5,152,547	5,543,037	70,641,422	76,216,759
Shares redeemed	(47,923,670)	(35,972,762)	(658,081,760)	(496,645,456)
Net increase (decrease)	4,173,503	218,630,178	$57,918,325	$2,891,483,818
Class K6
Shares sold	19,370,629	10,467,862	$269,291,987	$142,591,736
Reinvestment of distributions	267,554	125,661	3,670,845	1,727,838
Shares redeemed	(1,203,845)	(701,172)	(16,583,508)	(9,691,523)
Net increase (decrease)	18,434,338	9,892,351	$256,379,324	$134,628,051
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	9,862,313	13,553,573	$120,757,734	$162,527,190
Reinvestment of distributions	460,211	472,322	5,642,179	5,668,501
Shares redeemed	(5,461,471)	(4,749,212)	(67,177,088)	(56,963,732)
Net increase (decrease)	4,861,053	9,276,683	$59,222,825	$111,231,959
Class K
Shares sold	19,320,842	21,671,635	$237,336,253	$266,499,060
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	–	30,017,564	–	350,605,136
Reinvestment of distributions	953,157	897,950	11,676,178	10,999,891
Shares redeemed	(12,034,179)	(7,538,541)	(147,707,053)	(92,630,473)
Net increase (decrease)	8,239,820	45,048,608	$101,305,378	$535,473,614
Class K6
Shares sold	4,634,350	2,364,906	$57,544,228	$28,724,895
Reinvestment of distributions	51,151	24,823	627,109	304,083
Shares redeemed	(327,504)	(186,212)	(4,033,992)	(2,286,597)
Net increase (decrease)	4,357,997	2,203,517	$54,137,345	$26,742,381

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to March 31, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series Small Cap Opportunities Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Investment Grade Bond Fund	–	10%	21%	19%	1%	–	–
Fidelity Series All-Sector Equity Fund	–	–	10%	15%	13%	15%	–
Fidelity Series Emerging Markets Opportunities Fund	–	–	12%	16%	13%	14%	–
Fidelity Series Inflation-Protected Bond Index Fund	10%	12%	19%	–	–	–	–
Fidelity Series High Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Floating Rate High Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Real Estate Income Fund	–	–	14%	16%	11%	11%	–
Fidelity Series Commodity Strategy Fund	–	–	13%	16%	11%	12%	–
Fidelity Series International Growth Fund	–	–	11%	16%	13%	14%	–
Fidelity Series International Value Fund	–	–	11%	16%	13%	14%	–
Fidelity Series International Small Cap Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Emerging Markets Debt Fund	–	–	14%	16%	10%	11%	–
Fidelity Series Value Discovery Fund	–	–	11%	16%	13%	13%	–
Fidelity Series Intrinsic Opportunities Fund	–	–	13%	18%	15%	16%	–
Fidelity Series Large Cap Stock Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Opportunistic Insights Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Stock Selector Large Cap Value Fund	–	–	11%	16%	13%	14%	–
Fidelity Series Growth Company Fund	–	–	12%	18%	15%	16%	10%
Fidelity Series Blue Chip Growth Fund	–	–	12%	18%	15%	16%	10%
Fidelity Series Large Cap Value Index Fund	–	–	12%	18%	14%	15%	–
Fidelity Series Small Cap Discovery Fund	–	–	13%	18%	15%	15%	–
Fidelity Series Short-Term Credit Fund	–	11%	18%	–	–	–	–
Fidelity Series Government Money Market Fund	–	10%	15%	–	–	–	–
Fidelity Series Long-Term Treasury Bond Index Fund	–	–	14%	17%	12%	–	–
Fidelity Series International Credit Fund	–	–	15%	15%	10%	10%	–
Fidelity Series Canada Fund	–	–	12%	16%	13%	14%	–
Fidelity Series Emerging Markets Fund	–	–	–	–	–	15%	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Small Cap Opportunities Fund	89%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series All-Sector Equity Fund	87%
Fidelity Series Emerging Markets Opportunities Fund	90%
Fidelity Series Inflation-Protected Bond Index Fund	83%
Fidelity Series High Income Fund	91%
Fidelity Series Floating Rate High Income Fund	90%
Fidelity Series Real Estate Income Fund	90%
Fidelity Series Commodity Strategy Fund	90%
Fidelity Series International Growth Fund	90%
Fidelity Series International Value Fund	90%
Fidelity Series International Small Cap Fund	90%
Fidelity Series Emerging Markets Debt Fund	90%
Fidelity Series Value Discovery Fund	86%
Fidelity Series Intrinsic Opportunities Fund	99%
Fidelity Series Large Cap Stock Fund	88%
Fidelity Series Opportunistic Insights Fund	87%
Fidelity Series Stock Selector Large Cap Value Fund	89%
Fidelity Series Growth Company Fund	99%
Fidelity Series Blue Chip Growth Fund	99%
Fidelity Series Large Cap Value Index Fund	94%
Fidelity Series Small Cap Discovery Fund	99%
Fidelity Series Short-Term Credit Fund	91%
Fidelity Series Government Money Market Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	83%
Fidelity Series International Credit Fund	91%
Fidelity Series Canada Fund	90%
Fidelity Series Emerging Markets Fund	67%

11. Prior Year Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities	Unrealized appreciation (depreciation)	Net Assets	Surviving Funds	Net assets	Total net assets after the acquisition
Fidelity Freedom K 2005 Fund	$412,419,889	$40,449,279	$412,589,249	Fidelity Freedom 2005 Fund	$610,614,214	$1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended March 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Fidelity Freedom 2005 Fund	$16,728,029	$35,389,643	$11,609,337	$63,727,009
Fidelity Freedom 2010 Fund	106,763,939	333,966,494	71,884,105	512,614,538
Fidelity Freedom 2015 Fund	159,942,201	586,125,932	165,934,516	912,002,649
Fidelity Freedom 2020 Fund	450,417,256	1,534,035,495	849,346,252	2,833,799,003
Fidelity Freedom 2025 Fund	380,268,141	1,245,869,247	1,016,040,300	2,642,177,688
Fidelity Freedom 2030 Fund	412,091,376	1,721,922,624	1,479,580,811	3,613,594,811
Fidelity Freedom 2035 Fund	242,223,907	1,155,921,037	1,298,580,090	2,696,725,034
Fidelity Freedom 2040 Fund	248,017,447	1,233,803,836	1,365,296,048	2,847,117,331
Fidelity Freedom 2045 Fund	146,215,610	672,902,843	832,531,991	1,651,650,444
Fidelity Freedom 2050 Fund	122,703,111	561,458,056	703,867,025	1,388,028,192
Fidelity Freedom 2055 Fund	45,262,250	182,494,227	254,156,558	481,913,035
Fidelity Freedom 2060 Fund	7,044,354	27,215,638	32,045,178	66,305,170
Fidelity Freedom Income Fund	63,379,287	104,507,706	13,301,658	181,188,651

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.46%
Actual		$1,000.00	$1,008.30	$2.32
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K	.41%
Actual		$1,000.00	$1,007.80	$2.06
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class K6	.37%
Actual		$1,000.00	$1,008.30	$1.86
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.48%
Actual		$1,000.00	$1,012.80	$2.42
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class K	.43%
Actual		$1,000.00	$1,012.10	$2.17
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class K6	.37%
Actual		$1,000.00	$1,013.40	$1.87
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.52%
Actual		$1,000.00	$1,017.10	$2.63
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class K	.46%
Actual		$1,000.00	$1,017.20	$2.33
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K6	.39%
Actual		$1,000.00	$1,017.20	$1.97
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.57%
Actual		$1,000.00	$1,021.60	$2.89
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class K	.50%
Actual		$1,000.00	$1,021.70	$2.53
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class K6	.41%
Actual		$1,000.00	$1,022.40	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.61%
Actual		$1,000.00	$1,025.00	$3.10
Hypothetical-C		$1,000.00	$1,022.01	$3.09
Class K	.53%
Actual		$1,000.00	$1,025.70	$2.69
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class K6	.43%
Actual		$1,000.00	$1,026.40	$2.18
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.65%
Actual		$1,000.00	$1,028.80	$3.31
Hypothetical-C		$1,000.00	$1,021.81	$3.29
Class K	.57%
Actual		$1,000.00	$1,028.90	$2.90
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class K6	.45%
Actual		$1,000.00	$1,029.60	$2.29
Hypothetical-C		$1,000.00	$1,022.81	$2.28
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$1,000.00	$1,035.20	$3.57
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class K	.60%
Actual		$1,000.00	$1,035.30	$3.06
Hypothetical-C		$1,000.00	$1,022.06	$3.04
Class K6	.47%
Actual		$1,000.00	$1,036.00	$2.40
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.74%
Actual		$1,000.00	$1,042.40	$3.79
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class K	.64%
Actual		$1,000.00	$1,043.20	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,043.80	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.90	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.70	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,045.30	$3.85
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.50	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.10	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.70	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.50	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,044.80	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.60	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.30	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,044.90	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,045.80	$3.28
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,046.60	$2.51
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. In connection with the renewal of the Advisory Contracts for the funds, the Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Freedom 2005 Fund

Fidelity Freedom 2010 Fund

Fidelity Freedom 2015 Fund

Fidelity Freedom 2020 Fund

Fidelity Freedom 2025 Fund

Fidelity Freedom 2030 Fund

Fidelity Freedom 2035 Fund

Fidelity Freedom 2040 Fund

Fidelity Freedom 2045 Fund

Fidelity Freedom 2050 Fund

Fidelity Freedom 2055 Fund

Fidelity Freedom 2060 Fund

Fidelity Freedom Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2017. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of the retail class (including expenses of the Series Funds): (i) ranked below the competitive median for 2017 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, and Freedom Income Fund; (ii) ranked equal to the competitive median for 2017 for Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, and Freedom 2060 Fund; and (iii) ranked above the competitive median for 2017 for Freedom 2020 Fund. The Board noted that for Freedom 2020 Fund, the total expense ratio of the retail class is above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of the retail class of Freedom 2020 Fund ranks below the competitive median.

The Board noted that the total expense ratio of each of Class K and Class K6 (including expenses of the Series Funds) for each fund ranked below the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FF-K2-SANN-1118
1.9885892.101

Fidelity Freedom® Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Semi-Annual Report

September 30, 2018

Fidelity Advisor share classes are included in this report.

Contents

Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity Freedom Blend Class, 1-800-835-5092 for Class K and K6 and 1-877-208-0098 for Class A, M, C, I, Z and Z6 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	13.7
Fidelity Series Inflation-Protected Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	11.1
Fidelity Series Government Bond Index Fund	10.2
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Short-Term Credit Fund	4.6
Fidelity Series Government Money Market Fund 2.12%	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	3.1
80.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.4%
International Equity Funds	8.4%
Bond Funds	57.4%
Short-Term Funds	22.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,123	$17,185
Fidelity Series Commodity Strategy Fund (a)	3,670	18,349
Fidelity Series Large Cap Growth Index Fund (a)	1,298	13,471
Fidelity Series Large Cap Stock Fund (a)	840	13,385
Fidelity Series Large Cap Value Index Fund (a)	1,902	25,108
Fidelity Series Small Cap Opportunities Fund (a)	449	6,597
Fidelity Series Value Discovery Fund (a)	582	7,963
TOTAL DOMESTIC EQUITY FUNDS
(Cost $104,887)		102,058

International Equity Funds - 8.4%
Fidelity Series Canada Fund (a)	166	1,797
Fidelity Series Emerging Markets Fund (a)	311	3,014
Fidelity Series Emerging Markets Opportunities Fund (a)	1,450	27,833
Fidelity Series International Growth Fund (a)	1,029	16,882
Fidelity Series International Index Fund (a)	435	4,454
Fidelity Series International Small Cap Fund (a)	246	4,401
Fidelity Series International Value Fund (a)	1,646	17,319
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $75,435)		75,700

Bond Funds - 57.4%
Fidelity Series Corporate Bond Fund (a)	7,010	69,400
Fidelity Series Emerging Markets Debt Fund (a)	582	5,548
Fidelity Series Floating Rate High Income Fund (a)	238	2,267
Fidelity Series Government Bond Index Fund (a)	9,288	91,856
Fidelity Series High Income Fund (a)	1,225	11,776
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,291	119,346
Fidelity Series Investment Grade Bond Fund (a)	9,128	99,408
Fidelity Series Investment Grade Securitized Fund (a)	7,170	71,122
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,876	40,178
Fidelity Series Real Estate Income Fund (a)	391	4,214
TOTAL BOND FUNDS
(Cost $519,794)		515,115

Short-Term Funds - 22.8%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	40,899	40,899
Fidelity Series Short-Term Credit Fund (a)	4,149	40,910
Fidelity Series Treasury Bill Index Fund (a)	12,271	122,707
TOTAL SHORT-TERM FUNDS
(Cost $204,649)		204,565
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $904,765)		897,438
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159)
NET ASSETS - 100%		$897,279

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$18,788	$--	$1,594	$--	$(1,603)	$17,185
Fidelity Series Canada Fund	--	1,800	--	--	--	(3)	1,797
Fidelity Series Commodity Strategy Fund	--	19,102	--	1,098	--	(753)	18,349
Fidelity Series Corporate Bond Fund	--	69,719	1	204	--	(318)	69,400
Fidelity Series Emerging Markets Debt Fund	--	5,426	--	28	--	122	5,548
Fidelity Series Emerging Markets Fund	--	3,061	--	--	--	(47)	3,014
Fidelity Series Emerging Markets Opportunities Fund	--	27,906	1	--	--	(72)	27,833
Fidelity Series Floating Rate High Income Fund	--	2,260	--	10	--	7	2,267
Fidelity Series Government Bond Index Fund	--	96,242	3,330	211	(37)	(1,019)	91,856
Fidelity Series Government Money Market Fund 2.12%	--	41,112	213	69	--	--	40,899
Fidelity Series High Income Fund	--	11,752	--	55	--	24	11,776
Fidelity Series Inflation-Protected Bond Index Fund	--	120,208	3	35	--	(859)	119,346
Fidelity Series International Growth Fund	--	16,924	--	--	--	(42)	16,882
Fidelity Series International Index Fund	--	4,411	--	--	--	43	4,454
Fidelity Series International Small Cap Fund	--	4,411	--	--	--	(10)	4,401
Fidelity Series International Value Fund	--	16,924	--	--	--	395	17,319
Fidelity Series Investment Grade Bond Fund	--	100,138	2	240	--	(728)	99,408
Fidelity Series Investment Grade Securitized Fund	--	73,967	2,254	163	(18)	(573)	71,122
Fidelity Series Large Cap Growth Index Fund	--	13,413	20	--	--	78	13,471
Fidelity Series Large Cap Stock Fund	--	13,413	96	--	--	68	13,385
Fidelity Series Large Cap Value Index Fund	--	25,206	155	--	--	57	25,108
Fidelity Series Long-Term Treasury Bond Index Fund	--	41,384	1	97	--	(1,205)	40,178
Fidelity Series Real Estate Income Fund	--	4,343	--	112	--	(129)	4,214
Fidelity Series Short-Term Credit Fund	--	41,122	129	81	--	(83)	40,910
Fidelity Series Small Cap Opportunities Fund	--	7,261	--	510	--	(664)	6,597
Fidelity Series Treasury Bill Index Fund	--	122,985	277	219	--	(1)	122,707
Fidelity Series Value Discovery Fund	--	8,012	37	--	--	(12)	7,963
Total	$--	$911,290	$6,519	$4,726	$(55)	$(7,327)	$897,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $904,716)	897,389
Total Investment in Securities (cost $904,765)		$897,438
Receivable for investments sold		6,500
Distributions receivable from Fidelity Central Funds		146
Total assets		904,084
Liabilities
Payable for investments purchased	$6,363
Accrued management fee	297
Distribution and service plan fees payable	145
Total liabilities		6,805
Net Assets		$897,279
Net Assets consist of:
Paid in capital		$900,201
Undistributed net investment income		2,408
Accumulated undistributed net realized gain (loss) on investments		1,997
Net unrealized appreciation (depreciation) on investments		(7,327)
Net Assets		$897,279
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,665 ÷ 10,000 shares)		$9.97
Maximum offering price per share (100/94.25 of $9.97)		$10.58
Class M:
Net Asset Value and redemption price per share ($99,643 ÷ 10,000 shares)		$9.96
Maximum offering price per share (100/96.50 of $9.96)		$10.32
Class C:
Net Asset Value and offering price per share ($99,600 ÷ 10,000 shares)(a)		$9.96
Fidelity Freedom Blend Income Fund:
Net Asset Value, offering price and redemption price per share ($99,886 ÷ 10,020 shares)		$9.97
Class K:
Net Asset Value, offering price and redemption price per share ($99,695 ÷ 10,000 shares)		$9.97
Class K6:
Net Asset Value, offering price and redemption price per share ($99,704 ÷ 10,000 shares)		$9.97
Class I:
Net Asset Value, offering price and redemption price per share ($99,687 ÷ 10,000 shares)		$9.97
Class Z:
Net Asset Value, offering price and redemption price per share ($99,695 ÷ 10,000 shares)		$9.97
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,704 ÷ 10,000 shares)		$9.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,674
Income from Fidelity Central Funds		195
Total income		2,869
Expenses
Management fee	$308
Distribution and service plan fees	153
Total expenses		461
Net investment income (loss)		2,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(55)
Capital gain distributions from underlying funds:
Affiliated issuers	2,052
Total net realized gain (loss)		1,997
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,327)
Total change in net unrealized appreciation (depreciation)		(7,327)
Net gain (loss)		(5,330)
Net increase (decrease) in net assets resulting from operations		$(2,922)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,408
Net realized gain (loss)	1,997
Change in net unrealized appreciation (depreciation)	(7,327)
Net increase (decrease) in net assets resulting from operations	(2,922)
Share transactions - net increase (decrease)	900,201
Total increase (decrease) in net assets	897,279
Net Assets
Beginning of period	–
End of period	$897,279
Other Information
Undistributed net investment income end of period	$2,408

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend Income Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC,D	(.30)%
Ratios to Average Net AssetsE
Expenses before reductions	.72%F,G
Expenses net of fee waivers, if any	.72%F,G
Expenses net of all reductions	.72%F,G
Net investment income (loss)	2.96%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnC,D	(.40)%
Ratios to Average Net AssetsE
Expenses before reductions	.97%F,G
Expenses net of fee waivers, if any	.97%F,G
Expenses net of all reductions	.97%F,G
Net investment income (loss)	2.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnC,D	(.40)%
Ratios to Average Net AssetsE
Expenses before reductions	1.47%F,G
Expenses net of fee waivers, if any	1.47%F,G
Expenses net of all reductions	1.47%F,G
Net investment income (loss)	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E
Expenses net of fee waivers, if any	.46%E
Expenses net of all reductions	.46%E
Net investment income (loss)	3.22%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E
Expenses net of fee waivers, if any	.36%E
Expenses net of all reductions	.36%E
Net investment income (loss)	3.32%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.27%E,F
Expenses net of fee waivers, if any	.27%E,F
Expenses net of all reductions	.27%E,F
Net investment income (loss)	3.41%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	1%H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E
Expenses net of fee waivers, if any	.46%E
Expenses net of all reductions	.46%E
Net investment income (loss)	3.22%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E
Expenses net of fee waivers, if any	.36%E
Expenses net of all reductions	.36%E
Net investment income (loss)	3.32%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.27%E,F
Expenses net of fee waivers, if any	.27%E,F
Expenses net of all reductions	.27%E,F
Net investment income (loss)	3.41%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	1%H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Inflation-Protected Bond Index Fund	11.3
Fidelity Series Treasury Bill Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Short-Term Credit Fund	3.8
73.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.5%
International Equity Funds	11.4%
Bond Funds	52.4%
Short-Term Funds	18.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2005 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,874	$28,677
Fidelity Series Commodity Strategy Fund (a)	3,681	18,406
Fidelity Series Large Cap Growth Index Fund (a)	2,162	22,446
Fidelity Series Large Cap Stock Fund (a)	1,400	22,301
Fidelity Series Large Cap Value Index Fund (a)	3,170	41,846
Fidelity Series Small Cap Opportunities Fund (a)	751	11,030
Fidelity Series Value Discovery Fund (a)	969	13,263
TOTAL DOMESTIC EQUITY FUNDS
(Cost $162,183)		157,969

International Equity Funds - 11.4%
Fidelity Series Canada Fund (a)	233	2,524
Fidelity Series Emerging Markets Fund (a)	395	3,824
Fidelity Series Emerging Markets Opportunities Fund (a)	1,835	35,219
Fidelity Series International Growth Fund (a)	1,456	23,873
Fidelity Series International Index Fund (a)	623	6,384
Fidelity Series International Small Cap Fund (a)	352	6,307
Fidelity Series International Value Fund (a)	2,328	24,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $102,218)		102,621

Bond Funds - 52.4%
Fidelity Series Corporate Bond Fund (a)	6,419	63,549
Fidelity Series Emerging Markets Debt Fund (a)	584	5,565
Fidelity Series Floating Rate High Income Fund (a)	239	2,274
Fidelity Series Government Bond Index Fund (a)	8,529	84,352
Fidelity Series High Income Fund (a)	1,229	11,813
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,473	101,693
Fidelity Series Investment Grade Bond Fund (a)	8,367	91,111
Fidelity Series Investment Grade Securitized Fund (a)	6,584	65,312
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,043	41,553
Fidelity Series Real Estate Income Fund (a)	392	4,227
TOTAL BOND FUNDS
(Cost $475,825)		471,449

Short-Term Funds - 18.7%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	33,700	33,700
Fidelity Series Short-Term Credit Fund (a)	3,418	33,703
Fidelity Series Treasury Bill Index Fund (a)	10,112	101,116
TOTAL SHORT-TERM FUNDS
(Cost $168,636)		168,568
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $908,862)		900,607
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173)
NET ASSETS - 100%		$900,434

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$31,575	$207	$2,679	$(21)	$(2,670)	$28,677
Fidelity Series Canada Fund	--	2,529	--	--	--	(5)	2,524
Fidelity Series Commodity Strategy Fund	--	19,161	--	1,101	--	(755)	18,406
Fidelity Series Corporate Bond Fund	--	63,841	1	186	--	(291)	63,549
Fidelity Series Emerging Markets Debt Fund	--	5,443	--	28	--	122	5,565
Fidelity Series Emerging Markets Fund	--	3,883	--	--	--	(59)	3,824
Fidelity Series Emerging Markets Opportunities Fund	--	35,308	1	--	--	(88)	35,219
Fidelity Series Floating Rate High Income Fund	--	2,267	--	10	--	7	2,274
Fidelity Series Government Bond Index Fund	--	88,126	2,808	193	(31)	(935)	84,352
Fidelity Series Government Money Market Fund 2.12%	--	33,733	33	57	--	--	33,700
Fidelity Series High Income Fund	--	11,788	--	55	--	25	11,813
Fidelity Series Inflation-Protected Bond Index Fund	--	102,427	2	30	--	(732)	101,693
Fidelity Series International Growth Fund	--	23,930	1	--	--	(56)	23,873
Fidelity Series International Index Fund	--	6,321	--	--	--	63	6,384
Fidelity Series International Small Cap Fund	--	6,321	--	--	--	(14)	6,307
Fidelity Series International Value Fund	--	23,930	1	--	--	561	24,490
Fidelity Series Investment Grade Bond Fund	--	91,779	2	220	--	(666)	91,111
Fidelity Series Investment Grade Securitized Fund	--	67,682	1,831	149	(15)	(524)	65,312
Fidelity Series Large Cap Growth Index Fund	--	22,485	171	--	1	131	22,446
Fidelity Series Large Cap Stock Fund	--	22,485	298	--	1	113	22,301
Fidelity Series Large Cap Value Index Fund	--	42,260	511	--	1	96	41,846
Fidelity Series Long-Term Treasury Bond Index Fund	--	42,807	1	101	--	(1,253)	41,553
Fidelity Series Real Estate Income Fund	--	4,356	--	112	--	(129)	4,227
Fidelity Series Short-Term Credit Fund	--	33,772	1	67	--	(68)	33,703
Fidelity Series Small Cap Opportunities Fund	--	12,139	--	852	--	(1,109)	11,030
Fidelity Series Treasury Bill Index Fund	--	101,118	2	180	--	--	101,116
Fidelity Series Value Discovery Fund	--	13,364	82	--	--	(19)	13,263
Total	$--	$914,830	$5,953	$6,020	$(64)	$(8,255)	$900,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $908,813)	900,558
Total Investment in Securities (cost $908,862)		$900,607
Receivable for investments sold		5,934
Distributions receivable from Fidelity Central Funds		146
Total assets		906,687
Liabilities
Payable for investments purchased	$5,810
Accrued management fee	298
Distribution and service plan fees payable	145
Total liabilities		6,253
Net Assets		$900,434
Net Assets consist of:
Paid in capital		$903,000
Undistributed net investment income		2,345
Accumulated undistributed net realized gain (loss) on investments		3,344
Net unrealized appreciation (depreciation) on investments		(8,255)
Net Assets		$900,434
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,703 ÷ 10,000 shares)		$9.97
Maximum offering price per share (100/94.25 of $9.97)		$10.58
Class M:
Net Asset Value and redemption price per share ($99,681 ÷ 10,000 shares)		$9.97
Maximum offering price per share (100/96.50 of $9.97)		$10.33
Class C:
Net Asset Value and offering price per share ($99,638 ÷ 10,000 shares)(a)		$9.96
Fidelity Freedom Blend 2005 Fund:
Net Asset Value, offering price and redemption price per share ($102,737 ÷ 10,302 shares)		$9.97
Class K:
Net Asset Value, offering price and redemption price per share ($99,733 ÷ 10,000 shares)		$9.97
Class K6:
Net Asset Value, offering price and redemption price per share ($99,742 ÷ 10,000 shares)		$9.97
Class I:
Net Asset Value, offering price and redemption price per share ($99,725 ÷ 10,000 shares)		$9.97
Class Z:
Net Asset Value, offering price and redemption price per share ($99,733 ÷ 10,000 shares)		$9.97
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,742 ÷ 10,000 shares)		$9.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,612
Income from Fidelity Central Funds		195
Total income		2,807
Expenses
Management fee	$309
Distribution and service plan fees	153
Total expenses		462
Net investment income (loss)		2,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(64)
Capital gain distributions from underlying funds:
Affiliated issuers	3,408
Total net realized gain (loss)		3,344
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(8,255)
Total change in net unrealized appreciation (depreciation)		(8,255)
Net gain (loss)		(4,911)
Net increase (decrease) in net assets resulting from operations		$(2,566)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,345
Net realized gain (loss)	3,344
Change in net unrealized appreciation (depreciation)	(8,255)
Net increase (decrease) in net assets resulting from operations	(2,566)
Share transactions - net increase (decrease)	903,000
Total increase (decrease) in net assets	900,434
Net Assets
Beginning of period	–
End of period	$900,434
Other Information
Undistributed net investment income end of period	$2,345

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2005 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC,D	(.30)%
Ratios to Average Net AssetsE
Expenses before reductions	.72%F,G
Expenses net of fee waivers, if any	.72%F,G
Expenses net of all reductions	.72%F,G
Net investment income (loss)	2.88%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC,D	(.30)%
Ratios to Average Net AssetsE
Expenses before reductions	.97%F,G
Expenses net of fee waivers, if any	.97%F,G
Expenses net of all reductions	.97%F,G
Net investment income (loss)	2.62%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnC,D	(.40)%
Ratios to Average Net AssetsE
Expenses before reductions	1.47%F,G
Expenses net of fee waivers, if any	1.47%F,G
Expenses net of all reductions	1.47%F,G
Net investment income (loss)	2.13%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E
Expenses net of fee waivers, if any	.46%E
Expenses net of all reductions	.46%E
Net investment income (loss)	3.13%E
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E
Expenses net of fee waivers, if any	.36%E
Expenses net of all reductions	.36%E
Net investment income (loss)	3.24%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.27%E,F
Expenses net of fee waivers, if any	.27%E,F
Expenses net of all reductions	.27%E,F
Net investment income (loss)	3.33%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	1%H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E
Expenses net of fee waivers, if any	.46%E
Expenses net of all reductions	.46%E
Net investment income (loss)	3.13%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E
Expenses net of fee waivers, if any	.36%E
Expenses net of all reductions	.36%E
Net investment income (loss)	3.24%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD
Expenses before reductions	.27%E,F
Expenses net of fee waivers, if any	.27%E,F
Expenses net of all reductions	.27%E,F
Net investment income (loss)	3.33%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	1%H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series Treasury Bill Index Fund	8.8
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series Large Cap Value Index Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.5
68.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.0%
International Equity Funds	14.4%
Bond Funds	46.9%
Short-Term Funds	14.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2010 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,676	$40,950
Fidelity Series Commodity Strategy Fund (a)	3,710	18,548
Fidelity Series Large Cap Growth Index Fund (a)	3,088	32,056
Fidelity Series Large Cap Stock Fund (a)	1,999	31,850
Fidelity Series Large Cap Value Index Fund (a)	4,526	59,747
Fidelity Series Small Cap Opportunities Fund (a)	1,065	15,652
Fidelity Series Value Discovery Fund (a)	1,384	18,948
TOTAL DOMESTIC EQUITY FUNDS
(Cost $223,375)		217,751

International Equity Funds - 14.4%
Fidelity Series Canada Fund (a)	302	3,270
Fidelity Series Emerging Markets Fund (a)	490	4,751
Fidelity Series Emerging Markets Opportunities Fund (a)	2,243	43,034
Fidelity Series International Growth Fund (a)	1,904	31,225
Fidelity Series International Index Fund (a)	807	8,270
Fidelity Series International Small Cap Fund (a)	457	8,172
Fidelity Series International Value Fund (a)	3,044	32,025
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $130,215)		130,747

Bond Funds - 46.9%
Fidelity Series Corporate Bond Fund (a)	5,781	57,236
Fidelity Series Emerging Markets Debt Fund (a)	588	5,607
Fidelity Series Floating Rate High Income Fund (a)	241	2,291
Fidelity Series Government Bond Index Fund (a)	7,679	75,942
Fidelity Series High Income Fund (a)	1,239	11,904
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,638	83,872
Fidelity Series Investment Grade Bond Fund (a)	7,524	81,939
Fidelity Series Investment Grade Securitized Fund (a)	5,927	58,800
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,309	43,750
Fidelity Series Real Estate Income Fund (a)	395	4,260
TOTAL BOND FUNDS
(Cost $429,629)		425,601

Short-Term Funds - 14.7%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	26,795	26,795
Fidelity Series Short-Term Credit Fund (a)	2,713	26,748
Fidelity Series Treasury Bill Index Fund (a)	8,030	80,302
TOTAL SHORT-TERM FUNDS
(Cost $133,948)		133,894
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $917,167)		907,993
NET OTHER ASSETS (LIABILITIES) - 0.0%		(194)
NET ASSETS - 100%		$907,799

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$44,803	$74	$3,763	$(8)	$(3,771)	$40,950
Fidelity Series Canada Fund	--	3,276	--	--	--	(6)	3,270
Fidelity Series Commodity Strategy Fund	--	19,297	--	1,098	--	(749)	18,548
Fidelity Series Corporate Bond Fund	--	57,495	1	167	--	(258)	57,236
Fidelity Series Emerging Markets Debt Fund	--	5,485	--	28	--	122	5,607
Fidelity Series Emerging Markets Fund	--	4,823	--	--	--	(72)	4,751
Fidelity Series Emerging Markets Opportunities Fund	--	43,137	1	--	--	(102)	43,034
Fidelity Series Floating Rate High Income Fund	--	2,284	--	10	--	7	2,291
Fidelity Series Government Bond Index Fund	--	79,291	2,488	173	(28)	(833)	75,942
Fidelity Series Government Money Market Fund 2.12%	--	26,796	1	45	--	--	26,795
Fidelity Series High Income Fund	--	11,880	--	55	--	24	11,904
Fidelity Series Inflation-Protected Bond Index Fund	--	84,471	2	24	--	(597)	83,872
Fidelity Series International Growth Fund	--	31,301	1	--	--	(75)	31,225
Fidelity Series International Index Fund	--	8,190	--	--	--	80	8,270
Fidelity Series International Small Cap Fund	--	8,190	--	--	--	(18)	8,172
Fidelity Series International Value Fund	--	31,301	1	--	--	725	32,025
Fidelity Series Investment Grade Bond Fund	--	82,534	2	197	--	(593)	81,939
Fidelity Series Investment Grade Securitized Fund	--	60,890	1,610	133	(13)	(467)	58,800
Fidelity Series Large Cap Growth Index Fund	--	32,031	162	--	1	186	32,056
Fidelity Series Large Cap Stock Fund	--	32,031	340	--	(1)	160	31,850
Fidelity Series Large Cap Value Index Fund	--	60,147	531	--	(4)	135	59,747
Fidelity Series Long-Term Treasury Bond Index Fund	--	45,054	1	105	--	(1,303)	43,750
Fidelity Series Real Estate Income Fund	--	4,389	--	112	--	(129)	4,260
Fidelity Series Short-Term Credit Fund	--	26,803	1	52	--	(54)	26,748
Fidelity Series Small Cap Opportunities Fund	--	17,210	--	1,196	--	(1,558)	15,652
Fidelity Series Treasury Bill Index Fund	--	80,304	2	142	--	--	80,302
Fidelity Series Value Discovery Fund	--	19,018	42	--	--	(28)	18,948
Total	$--	$922,431	$5,260	$7,300	$(53)	$(9,174)	$907,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $917,118)	907,944
Total Investment in Securities (cost $917,167)		$907,993
Receivable for investments sold		5,240
Distributions receivable from Fidelity Central Funds		146
Total assets		913,379
Liabilities
Payable for investments purchased	$5,131
Accrued management fee	304
Distribution and service plan fees payable	145
Total liabilities		5,580
Net Assets		$907,799
Net Assets consist of:
Paid in capital		$910,000
Undistributed net investment income		2,262
Accumulated undistributed net realized gain (loss) on investments		4,711
Net unrealized appreciation (depreciation) on investments		(9,174)
Net Assets		$907,799
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,742 ÷ 10,000 shares)		$9.97
Maximum offering price per share (100/94.25 of $9.97)		$10.58
Class M:
Net Asset Value and redemption price per share ($99,721 ÷ 10,000 shares)		$9.97
Maximum offering price per share (100/96.50 of $9.97)		$10.33
Class C:
Net Asset Value and offering price per share ($99,677 ÷ 10,000 shares)(a)		$9.97
Fidelity Freedom Blend 2010 Fund:
Net Asset Value, offering price and redemption price per share ($109,787 ÷ 11,005 shares)		$9.98
Class K:
Net Asset Value, offering price and redemption price per share ($99,773 ÷ 10,000 shares)		$9.98
Class K6:
Net Asset Value, offering price and redemption price per share ($99,781 ÷ 10,000 shares)		$9.98
Class I:
Net Asset Value, offering price and redemption price per share ($99,764 ÷ 10,000 shares)		$9.98
Class Z:
Net Asset Value, offering price and redemption price per share ($99,773 ÷ 10,000 shares)		$9.98
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,781 ÷ 10,000 shares)		$9.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,536
Income from Fidelity Central Funds		195
Total income		2,731
Expenses
Management fee	$316
Distribution and service plan fees	153
Total expenses		469
Net investment income (loss)		2,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(53)
Capital gain distributions from underlying funds:
Affiliated issuers	4,764
Total net realized gain (loss)		4,711
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(9,174)
Total change in net unrealized appreciation (depreciation)		(9,174)
Net gain (loss)		(4,463)
Net increase (decrease) in net assets resulting from operations		$(2,201)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,262
Net realized gain (loss)	4,711
Change in net unrealized appreciation (depreciation)	(9,174)
Net increase (decrease) in net assets resulting from operations	(2,201)
Share transactions - net increase (decrease)	910,000
Total increase (decrease) in net assets	907,799
Net Assets
Beginning of period	–
End of period	$907,799
Other Information
Undistributed net investment income end of period	$2,262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2010 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC,D	(.30)%
Ratios to Average Net AssetsE
Expenses before reductions	.73%F,G
Expenses net of fee waivers, if any	.73%F,G
Expenses net of all reductions	.73%F,G
Net investment income (loss)	2.77%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC,D	(.30)%
Ratios to Average Net AssetsE
Expenses before reductions	.98%F,G
Expenses net of fee waivers, if any	.98%F,G
Expenses net of all reductions	.98%F,G
Net investment income (loss)	2.51%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC,D	(.30)%
Ratios to Average Net AssetsE
Expenses before reductions	1.48%F,G
Expenses net of fee waivers, if any	1.48%F,G
Expenses net of all reductions	1.48%F,G
Net investment income (loss)	2.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	1%I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.47%E
Expenses net of fee waivers, if any	.47%E
Expenses net of all reductions	.47%E
Net investment income (loss)	3.02%E
Supplemental Data
Net assets, end of period (000 omitted)	$110
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.37%E
Expenses net of fee waivers, if any	.37%E
Expenses net of all reductions	.37%E
Net investment income (loss)	3.12%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.27%E
Expenses net of fee waivers, if any	.27%E
Expenses net of all reductions	.27%E
Net investment income (loss)	3.23%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.47%E
Expenses net of fee waivers, if any	.47%E
Expenses net of all reductions	.47%E
Net investment income (loss)	3.02%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.37%E
Expenses net of fee waivers, if any	.37%E
Expenses net of all reductions	.37%E
Net investment income (loss)	3.12%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.27%E
Expenses net of fee waivers, if any	.27%E
Expenses net of all reductions	.27%E
Net investment income (loss)	3.23%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	8.5
Fidelity Series Investment Grade Bond Fund	7.9
Fidelity Series Government Bond Index Fund	7.3
Fidelity Series Inflation-Protected Bond Index Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.7
Fidelity Series Blue Chip Growth Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
64.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.5%
International Equity Funds	17.2%
Bond Funds	41.1%
Short-Term Funds	11.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2015 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,428	$52,443
Fidelity Series Commodity Strategy Fund (a)	3,669	18,347
Fidelity Series Large Cap Growth Index Fund (a)	3,955	41,053
Fidelity Series Large Cap Stock Fund (a)	2,560	40,789
Fidelity Series Large Cap Value Index Fund (a)	5,797	76,514
Fidelity Series Small Cap Opportunities Fund (a)	1,365	20,053
Fidelity Series Value Discovery Fund (a)	1,773	24,266
TOTAL DOMESTIC EQUITY FUNDS
(Cost $280,545)		273,465

International Equity Funds - 17.2%
Fidelity Series Canada Fund (a)	374	4,043
Fidelity Series Emerging Markets Fund (a)	549	5,318
Fidelity Series Emerging Markets Opportunities Fund (a)	2,512	48,210
Fidelity Series International Growth Fund (a)	2,316	37,981
Fidelity Series International Index Fund (a)	984	10,090
Fidelity Series International Small Cap Fund (a)	557	9,969
Fidelity Series International Value Fund (a)	3,704	38,963
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $153,916)		154,574

Bond Funds - 41.1%
Fidelity Series Corporate Bond Fund (a)	4,990	49,404
Fidelity Series Emerging Markets Debt Fund (a)	582	5,547
Fidelity Series Floating Rate High Income Fund (a)	238	2,266
Fidelity Series Government Bond Index Fund (a)	6,647	65,740
Fidelity Series High Income Fund (a)	1,225	11,775
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,665	64,718
Fidelity Series Investment Grade Bond Fund (a)	6,509	70,885
Fidelity Series Investment Grade Securitized Fund (a)	5,131	50,901
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,355	44,121
Fidelity Series Real Estate Income Fund (a)	391	4,213
TOTAL BOND FUNDS
(Cost $373,230)		369,570

Short-Term Funds - 11.2%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	20,193	20,193
Fidelity Series Short-Term Credit Fund (a)	2,044	20,157
Fidelity Series Treasury Bill Index Fund (a)	6,049	60,494
TOTAL SHORT-TERM FUNDS
(Cost $100,934)		100,893
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $908,625)		898,502
NET OTHER ASSETS (LIABILITIES) - 0.0%		(219)
NET ASSETS - 100%		$898,283

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$57,343	$8	$4,865	$(1)	$(4,891)	$52,443
Fidelity Series Canada Fund	--	4,050	--	--	--	(7)	4,043
Fidelity Series Commodity Strategy Fund	--	19,100	--	1,098	--	(753)	18,347
Fidelity Series Corporate Bond Fund	--	49,632	1	145	--	(227)	49,404
Fidelity Series Emerging Markets Debt Fund	--	5,425	--	28	--	122	5,547
Fidelity Series Emerging Markets Fund	--	5,400	--	--	--	(82)	5,318
Fidelity Series Emerging Markets Opportunities Fund	--	48,336	1	--	--	(125)	48,210
Fidelity Series Floating Rate High Income Fund	--	2,259	--	10	--	7	2,266
Fidelity Series Government Bond Index Fund	--	68,544	2,052	150	(22)	(730)	65,740
Fidelity Series Government Money Market Fund 2.12%	--	20,193	--	34	--	--	20,193
Fidelity Series High Income Fund	--	11,751	--	55	--	24	11,775
Fidelity Series Inflation-Protected Bond Index Fund	--	65,185	1	19	--	(466)	64,718
Fidelity Series International Growth Fund	--	38,075	1	--	--	(93)	37,981
Fidelity Series International Index Fund	--	9,992	--	--	--	98	10,090
Fidelity Series International Small Cap Fund	--	9,991	--	--	--	(22)	9,969
Fidelity Series International Value Fund	--	38,075	1	--	--	889	38,963
Fidelity Series Investment Grade Bond Fund	--	71,406	2	171	--	(519)	70,885
Fidelity Series Investment Grade Securitized Fund	--	52,675	1,353	116	(11)	(410)	50,901
Fidelity Series Large Cap Growth Index Fund	--	40,956	141	--	1	237	41,053
Fidelity Series Large Cap Stock Fund	--	40,955	373	--	2	205	40,789
Fidelity Series Large Cap Value Index Fund	--	76,960	620	--	1	174	76,514
Fidelity Series Long-Term Treasury Bond Index Fund	--	45,453	1	107	--	(1,331)	44,121
Fidelity Series Real Estate Income Fund	--	4,342	--	112	--	(129)	4,213
Fidelity Series Short-Term Credit Fund	--	20,199	1	40	--	(41)	20,157
Fidelity Series Small Cap Opportunities Fund	--	22,071	--	1,549	--	(2,018)	20,053
Fidelity Series Treasury Bill Index Fund	--	60,495	1	108	--	--	60,494
Fidelity Series Value Discovery Fund	--	24,303	2	--	--	(35)	24,266
Total	$--	$913,165	$4,559	$8,607	$(30)	$(10,123)	$898,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $908,576)	898,453
Total Investment in Securities (cost $908,625)		$898,502
Receivable for investments sold		4,539
Distributions receivable from Fidelity Central Funds		146
Total assets		903,187
Liabilities
Payable for investments purchased	$4,443
Accrued management fee	316
Distribution and service plan fees payable	145
Total liabilities		4,904
Net Assets		$898,283
Net Assets consist of:
Paid in capital		$900,115
Undistributed net investment income		2,177
Accumulated undistributed net realized gain (loss) on investments		6,114
Net unrealized appreciation (depreciation) on investments		(10,123)
Net Assets		$898,283
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,786 ÷ 10,000 shares)		$9.98
Maximum offering price per share (100/94.25 of $9.98)		$10.59
Class M:
Net Asset Value and redemption price per share ($99,764 ÷ 10,000 shares)		$9.98
Maximum offering price per share (100/96.50 of $9.98)		$10.34
Class C:
Net Asset Value and offering price per share ($99,721 ÷ 10,000 shares)(a)		$9.97
Fidelity Freedom Blend 2015 Fund:
Net Asset Value, offering price and redemption price per share ($99,923 ÷ 10,012 shares)		$9.98
Class K:
Net Asset Value, offering price and redemption price per share ($99,816 ÷ 10,000 shares)		$9.98
Class K6:
Net Asset Value, offering price and redemption price per share ($99,825 ÷ 10,000 shares)		$9.98
Class I:
Net Asset Value, offering price and redemption price per share ($99,807 ÷ 10,000 shares)		$9.98
Class Z:
Net Asset Value, offering price and redemption price per share ($99,816 ÷ 10,000 shares)		$9.98
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,825 ÷ 10,000 shares)		$9.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,463
Income from Fidelity Central Funds		195
Total income		2,658
Expenses
Management fee	$328
Distribution and service plan fees	153
Total expenses		481
Net investment income (loss)		2,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(30)
Capital gain distributions from underlying funds:
Affiliated issuers	6,144
Total net realized gain (loss)		6,114
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(10,123)
Total change in net unrealized appreciation (depreciation)		(10,123)
Net gain (loss)		(4,009)
Net increase (decrease) in net assets resulting from operations		$(1,832)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,177
Net realized gain (loss)	6,114
Change in net unrealized appreciation (depreciation)	(10,123)
Net increase (decrease) in net assets resulting from operations	(1,832)
Share transactions - net increase (decrease)	900,115
Total increase (decrease) in net assets	898,283
Net Assets
Beginning of period	–
End of period	$898,283
Other Information
Undistributed net investment income end of period	$2,177

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2015 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	.74%F
Expenses net of fee waivers, if any	.74%F
Expenses net of all reductions	.74%F
Net investment income (loss)	2.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	1%H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	.99%F
Expenses net of fee waivers, if any	.99%F
Expenses net of all reductions	.99%F
Net investment income (loss)	2.42%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	1%H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC,D	(.30)%
Ratios to Average Net AssetsE
Expenses before reductions	1.49%F
Expenses net of fee waivers, if any	1.49%F
Expenses net of all reductions	1.49%F
Net investment income (loss)	1.92%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	1%H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.48%E,F
Expenses net of fee waivers, if any	.48%E,F
Expenses net of all reductions	.48%E,F
Net investment income (loss)	2.93%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	1%H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.39%E
Expenses net of fee waivers, if any	.39%E
Expenses net of all reductions	.39%E
Net investment income (loss)	3.02%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.29%E
Expenses net of fee waivers, if any	.29%E
Expenses net of all reductions	.29%E
Net investment income (loss)	3.12%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.49%E
Expenses net of fee waivers, if any	.49%E
Expenses net of all reductions	.49%E
Net investment income (loss)	2.93%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.39%E
Expenses net of fee waivers, if any	.39%E
Expenses net of all reductions	.39%E
Net investment income (loss)	3.02%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.29%E
Expenses net of fee waivers, if any	.29%E
Expenses net of all reductions	.29%E
Net investment income (loss)	3.12%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	1%G

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	7.0
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Government Bond Index Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Large Cap Growth Index Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Inflation-Protected Bond Index Fund	5.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
62.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.7%
International Equity Funds	19.5%
Bond Funds	36.3%
Short-Term Funds	8.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2020 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,201	$64,268
Fidelity Series Commodity Strategy Fund (a)	3,792	18,961
Fidelity Series Large Cap Growth Index Fund (a)	4,855	50,392
Fidelity Series Large Cap Stock Fund (a)	3,143	50,069
Fidelity Series Large Cap Value Index Fund (a)	7,113	93,885
Fidelity Series Small Cap Opportunities Fund (a)	1,671	24,554
Fidelity Series Value Discovery Fund (a)	2,171	29,715
TOTAL DOMESTIC EQUITY FUNDS
(Cost $340,060)		331,844

International Equity Funds - 19.5%
Fidelity Series Canada Fund (a)	438	4,735
Fidelity Series Emerging Markets Fund (a)	625	6,052
Fidelity Series Emerging Markets Opportunities Fund (a)	2,860	54,878
Fidelity Series International Growth Fund (a)	2,761	45,273
Fidelity Series International Index Fund (a)	1,173	12,018
Fidelity Series International Small Cap Fund (a)	664	11,878
Fidelity Series International Value Fund (a)	4,412	46,417
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $180,433)		181,251

Bond Funds - 36.3%
Fidelity Series Corporate Bond Fund (a)	4,529	44,838
Fidelity Series Emerging Markets Debt Fund (a)	601	5,731
Fidelity Series Floating Rate High Income Fund (a)	246	2,342
Fidelity Series Government Bond Index Fund (a)	6,068	60,010
Fidelity Series High Income Fund (a)	1,266	12,167
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,120	49,712
Fidelity Series Investment Grade Bond Fund (a)	5,933	64,615
Fidelity Series Investment Grade Securitized Fund (a)	4,684	46,464
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,639	46,464
Fidelity Series Real Estate Income Fund (a)	404	4,355
TOTAL BOND FUNDS
(Cost $340,016)		336,698

Short-Term Funds - 8.5%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	15,839	15,839
Fidelity Series Short-Term Credit Fund (a)	1,604	15,812
Fidelity Series Treasury Bill Index Fund (a)	4,752	47,521
TOTAL SHORT-TERM FUNDS
(Cost $79,252)		79,221
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $939,761)		929,014
NET OTHER ASSETS (LIABILITIES) - 0.0%		(243)
NET ASSETS - 100%		$928,771

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$70,035	$2	$5,767	$--	$(5,765)	$64,268
Fidelity Series Canada Fund	--	4,744	--	--	--	(9)	4,735
Fidelity Series Commodity Strategy Fund	--	19,701	--	1,098	--	(740)	18,961
Fidelity Series Corporate Bond Fund	--	45,035	1	130	--	(196)	44,838
Fidelity Series Emerging Markets Debt Fund	--	5,606	--	28	--	125	5,731
Fidelity Series Emerging Markets Fund	--	6,139	--	--	--	(87)	6,052
Fidelity Series Emerging Markets Opportunities Fund	--	54,987	1	--	--	(108)	54,878
Fidelity Series Floating Rate High Income Fund	--	2,334	--	10	--	8	2,342
Fidelity Series Government Bond Index Fund	--	62,457	1,785	134	(19)	(643)	60,010
Fidelity Series Government Money Market Fund 2.12%	--	15,839	--	26	--	--	15,839
Fidelity Series High Income Fund	--	12,142	--	56	--	25	12,167
Fidelity Series Inflation-Protected Bond Index Fund	--	50,058	1	14	--	(345)	49,712
Fidelity Series International Growth Fund	--	45,380	1	--	--	(106)	45,273
Fidelity Series International Index Fund	--	11,903	--	--	--	115	12,018
Fidelity Series International Small Cap Fund	--	11,903	--	--	--	(25)	11,878
Fidelity Series International Value Fund	--	45,380	1	--	--	1,038	46,417
Fidelity Series Investment Grade Bond Fund	--	65,069	2	153	--	(452)	64,615
Fidelity Series Investment Grade Securitized Fund	--	48,042	1,209	104	(10)	(359)	46,464
Fidelity Series Large Cap Growth Index Fund	--	50,133	43	--	--	302	50,392
Fidelity Series Large Cap Stock Fund	--	50,133	300	--	(2)	238	50,069
Fidelity Series Large Cap Value Index Fund	--	93,946	245	--	(2)	186	93,885
Fidelity Series Long-Term Treasury Bond Index Fund	--	47,817	1	111	--	(1,352)	46,464
Fidelity Series Real Estate Income Fund	--	4,484	--	112	--	(129)	4,355
Fidelity Series Short-Term Credit Fund	--	15,843	--	31	--	(31)	15,812
Fidelity Series Small Cap Opportunities Fund	--	26,946	1	1,834	--	(2,391)	24,554
Fidelity Series Treasury Bill Index Fund	--	47,522	1	83	--	--	47,521
Fidelity Series Value Discovery Fund	--	29,762	1	--	--	(46)	29,715
Total	$--	$943,340	$3,595	$9,691	$(33)	$(10,747)	$928,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $939,712)	928,965
Total Investment in Securities (cost $939,761)		$929,014
Receivable for investments sold		3,574
Distributions receivable from Fidelity Central Funds		146
Total assets		932,734
Liabilities
Payable for investments purchased	$3,489
Accrued management fee	329
Distribution and service plan fees payable	145
Total liabilities		3,963
Net Assets		$928,771
Net Assets consist of:
Paid in capital		$930,159
Undistributed net investment income		2,120
Accumulated undistributed net realized gain (loss) on investments		7,239
Net unrealized appreciation (depreciation) on investments		(10,747)
Net Assets		$928,771
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,824 ÷ 10,000 shares)		$9.98
Maximum offering price per share (100/94.25 of $9.98)		$10.59
Class M:
Net Asset Value and redemption price per share ($99,802 ÷ 10,000 shares)		$9.98
Maximum offering price per share (100/96.50 of $9.98)		$10.34
Class C:
Net Asset Value and offering price per share ($99,758 ÷ 10,000 shares)(a)		$9.98
Fidelity Freedom Blend 2020 Fund:
Net Asset Value, offering price and redemption price per share ($130,108 ÷ 13,031 shares)		$9.98
Class K:
Net Asset Value, offering price and redemption price per share ($99,854 ÷ 10,000 shares)		$9.99
Class K6:
Net Asset Value, offering price and redemption price per share ($99,863 ÷ 10,000 shares)		$9.99
Class I:
Net Asset Value, offering price and redemption price per share ($99,845 ÷ 10,000 shares)		$9.98
Class Z:
Net Asset Value, offering price and redemption price per share ($99,854 ÷ 10,000 shares)		$9.99
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,863 ÷ 10,000 shares)		$9.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,419
Income from Fidelity Central Funds		195
Total income		2,614
Expenses
Management fee	$341
Distribution and service plan fees	153
Total expenses		494
Net investment income (loss)		2,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(33)
Capital gain distributions from underlying funds:
Affiliated issuers	7,272
Total net realized gain (loss)		7,239
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(10,747)
Total change in net unrealized appreciation (depreciation)		(10,747)
Net gain (loss)		(3,508)
Net increase (decrease) in net assets resulting from operations		$(1,388)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,120
Net realized gain (loss)	7,239
Change in net unrealized appreciation (depreciation)	(10,747)
Net increase (decrease) in net assets resulting from operations	(1,388)
Share transactions - net increase (decrease)	930,159
Total increase (decrease) in net assets	928,771
Net Assets
Beginning of period	–
End of period	$928,771
Other Information
Undistributed net investment income end of period	$2,120

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2020 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	.75%F
Expenses net of fee waivers, if any	.75%F
Expenses net of all reductions	.75%F
Net investment income (loss)	2.56%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	1.01%F,G
Expenses net of fee waivers, if any	1.01%F,G
Expenses net of all reductions	1.01%F,G
Net investment income (loss)	2.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	1.50%F
Expenses net of fee waivers, if any	1.50%F
Expenses net of all reductions	1.50%F
Net investment income (loss)	1.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.49%E,F
Expenses net of fee waivers, if any	.49%E,F
Expenses net of all reductions	.49%E,F
Net investment income (loss)	2.83%E
Supplemental Data
Net assets, end of period (000 omitted)	$130
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.40%E
Expenses net of fee waivers, if any	.40%E
Expenses net of all reductions	.40%E
Net investment income (loss)	2.91%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.30%E
Expenses net of fee waivers, if any	.30%E
Expenses net of all reductions	.30%E
Net investment income (loss)	3.01%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD
Expenses before reductions	.50%E
Expenses net of fee waivers, if any	.50%E
Expenses net of all reductions	.50%E
Net investment income (loss)	2.82%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.40%E
Expenses net of fee waivers, if any	.40%E
Expenses net of all reductions	.40%E
Net investment income (loss)	2.91%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.30%E
Expenses net of fee waivers, if any	.30%E
Expenses net of all reductions	.30%E
Net investment income (loss)	3.01%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	11.5
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Growth Index Fund	6.2
Fidelity Series Large Cap Stock Fund	6.2
Fidelity Series Investment Grade Bond Fund	5.9
Fidelity Series International Value Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Government Bond Index Fund	5.5
Fidelity Series International Growth Fund	5.4
66.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.5%
International Equity Funds	21.5%
Bond Funds	32.1%
Short-Term Funds	5.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2025 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,709	$72,046
Fidelity Series Commodity Strategy Fund (a)	3,723	18,617
Fidelity Series Large Cap Growth Index Fund (a)	5,453	56,598
Fidelity Series Large Cap Stock Fund (a)	3,530	56,230
Fidelity Series Large Cap Value Index Fund (a)	7,985	105,406
Fidelity Series Small Cap Opportunities Fund (a)	1,872	27,499
Fidelity Series Value Discovery Fund (a)	2,438	33,382
TOTAL DOMESTIC EQUITY FUNDS
(Cost $379,079)		369,778

International Equity Funds - 21.5%
Fidelity Series Canada Fund (a)	481	5,197
Fidelity Series Emerging Markets Fund (a)	659	6,389
Fidelity Series Emerging Markets Opportunities Fund (a)	3,026	58,061
Fidelity Series International Growth Fund (a)	3,022	49,567
Fidelity Series International Index Fund (a)	1,287	13,188
Fidelity Series International Small Cap Fund (a)	728	13,033
Fidelity Series International Value Fund (a)	4,832	50,832
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $195,388)		196,267

Bond Funds - 32.1%
Fidelity Series Corporate Bond Fund (a)	3,758	37,202
Fidelity Series Emerging Markets Debt Fund (a)	591	5,628
Fidelity Series Floating Rate High Income Fund (a)	242	2,300
Fidelity Series Government Bond Index Fund (a)	5,049	49,932
Fidelity Series High Income Fund (a)	1,243	11,949
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,999	38,833
Fidelity Series Investment Grade Bond Fund (a)	4,933	53,718
Fidelity Series Investment Grade Securitized Fund (a)	3,897	38,661
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,102	50,279
Fidelity Series Real Estate Income Fund (a)	397	4,276
TOTAL BOND FUNDS
(Cost $295,929)		292,778

Short-Term Funds - 5.9%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	10,705	10,705
Fidelity Series Short-Term Credit Fund (a)	1,084	10,687
Fidelity Series Treasury Bill Index Fund (a)	3,221	32,210
TOTAL SHORT-TERM FUNDS
(Cost $53,672)		53,651
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $924,068)		912,474
NET OTHER ASSETS (LIABILITIES) - 0.0%		(257)
NET ASSETS - 100%		$912,217

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$78,657	$2	$6,584	$--	$(6,609)	$72,046
Fidelity Series Canada Fund	--	5,207	--	--	--	(10)	5,197
Fidelity Series Commodity Strategy Fund	--	19,368	--	1,098	--	(751)	18,617
Fidelity Series Corporate Bond Fund	--	37,371	1	109	--	(168)	37,202
Fidelity Series Emerging Markets Debt Fund	--	5,505	--	28	--	123	5,628
Fidelity Series Emerging Markets Fund	--	6,485	--	--	--	(96)	6,389
Fidelity Series Emerging Markets Opportunities Fund	--	58,198	1	--	--	(136)	58,061
Fidelity Series Floating Rate High Income Fund	--	2,293	--	10	--	7	2,300
Fidelity Series Government Bond Index Fund	--	51,959	1,465	113	(17)	(545)	49,932
Fidelity Series Government Money Market Fund 2.12%	--	10,705	--	18	--	--	10,705
Fidelity Series High Income Fund	--	11,925	--	55	--	24	11,949
Fidelity Series Inflation-Protected Bond Index Fund	--	39,109	1	11	--	(275)	38,833
Fidelity Series International Growth Fund	--	49,689	1	--	--	(121)	49,567
Fidelity Series International Index Fund	--	13,062	--	--	--	126	13,188
Fidelity Series International Small Cap Fund	--	13,062	--	--	--	(29)	13,033
Fidelity Series International Value Fund	--	49,689	1	--	--	1,144	50,832
Fidelity Series Investment Grade Bond Fund	--	54,106	1	128	--	(387)	53,718
Fidelity Series Investment Grade Securitized Fund	--	39,982	1,007	87	(8)	(306)	38,661
Fidelity Series Large Cap Growth Index Fund	--	56,270	1	--	--	329	56,598
Fidelity Series Large Cap Stock Fund	--	56,270	316	--	(2)	278	56,230
Fidelity Series Large Cap Value Index Fund	--	105,508	326	--	(3)	228	105,406
Fidelity Series Long-Term Treasury Bond Index Fund	--	51,773	1	121	--	(1,493)	50,279
Fidelity Series Real Estate Income Fund	--	4,405	--	112	--	(129)	4,276
Fidelity Series Short-Term Credit Fund	--	10,708	--	21	--	(21)	10,687
Fidelity Series Small Cap Opportunities Fund	--	30,227	1	2,092	--	(2,727)	27,499
Fidelity Series Treasury Bill Index Fund	--	32,211	1	57	--	--	32,210
Fidelity Series Value Discovery Fund	--	33,433	1	--	--	(50)	33,382
Total	$--	$927,176	$3,127	$10,644	$(30)	$(11,594)	$912,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $924,019)	912,425
Total Investment in Securities (cost $924,068)		$912,474
Receivable for investments sold		3,106
Distributions receivable from Fidelity Central Funds		146
Total assets		915,726
Liabilities
Payable for investments purchased	$3,033
Accrued management fee	331
Distribution and service plan fees payable	145
Total liabilities		3,509
Net Assets		$912,217
Net Assets consist of:
Paid in capital		$913,500
Undistributed net investment income		2,049
Accumulated undistributed net realized gain (loss) on investments		8,262
Net unrealized appreciation (depreciation) on investments		(11,594)
Net Assets		$912,217
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,845 ÷ 10,000 shares)		$9.98
Maximum offering price per share (100/94.25 of $9.98)		$10.59
Class M:
Net Asset Value and redemption price per share ($99,823 ÷ 10,000 shares)		$9.98
Maximum offering price per share (100/96.50 of $9.98)		$10.34
Class C:
Net Asset Value and offering price per share ($99,780 ÷ 10,000 shares)(a)		$9.98
Fidelity Freedom Blend 2025 Fund:
Net Asset Value, offering price and redemption price per share ($113,384 ÷ 11,353 shares)		$9.99
Class K:
Net Asset Value, offering price and redemption price per share ($99,875 ÷ 10,000 shares)		$9.99
Class K6:
Net Asset Value, offering price and redemption price per share ($99,884 ÷ 10,000 shares)		$9.99
Class I:
Net Asset Value, offering price and redemption price per share ($99,867 ÷ 10,000 shares)		$9.99
Class Z:
Net Asset Value, offering price and redemption price per share ($99,875 ÷ 10,000 shares)		$9.99
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,884 ÷ 10,000 shares)		$9.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,352
Income from Fidelity Central Funds		195
Total income		2,547
Expenses
Management fee	$345
Distribution and service plan fees	153
Total expenses		498
Net investment income (loss)		2,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(30)
Capital gain distributions from underlying funds:
Affiliated issuers	8,292
Total net realized gain (loss)		8,262
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(11,594)
Total change in net unrealized appreciation (depreciation)		(11,594)
Net gain (loss)		(3,332)
Net increase (decrease) in net assets resulting from operations		$(1,283)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,049
Net realized gain (loss)	8,262
Change in net unrealized appreciation (depreciation)	(11,594)
Net increase (decrease) in net assets resulting from operations	(1,283)
Share transactions - net increase (decrease)	913,500
Total increase (decrease) in net assets	912,217
Net Assets
Beginning of period	–
End of period	$912,217
Other Information
Undistributed net investment income end of period	$2,049

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2025 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	.76%F
Expenses net of fee waivers, if any	.76%F
Expenses net of all reductions	.76%F
Net investment income (loss)	2.49%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	1.02%F,G
Expenses net of fee waivers, if any	1.02%F,G
Expenses net of all reductions	1.02%F,G
Net investment income (loss)	2.24%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	1.51%F
Expenses net of fee waivers, if any	1.51%F
Expenses net of all reductions	1.51%F
Net investment income (loss)	1.74%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.50%E,F
Expenses net of fee waivers, if any	.50%E,F
Expenses net of all reductions	.50%E,F
Net investment income (loss)	2.75%E
Supplemental Data
Net assets, end of period (000 omitted)	$113
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.40%E,F
Expenses net of fee waivers, if any	.40%E,F
Expenses net of all reductions	.40%E,F
Net investment income (loss)	2.85%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.31%E
Expenses net of fee waivers, if any	.31%E
Expenses net of all reductions	.31%E
Net investment income (loss)	2.95%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.51%E
Expenses net of fee waivers, if any	.51%E
Expenses net of all reductions	.51%E
Net investment income (loss)	2.75%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.40%E,F
Expenses net of fee waivers, if any	.40%E,F
Expenses net of all reductions	.40%E,F
Net investment income (loss)	2.85%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.31%E
Expenses net of fee waivers, if any	.31%E
Expenses net of all reductions	.31%E
Net investment income (loss)	2.95%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.1
Fidelity Series Blue Chip Growth Fund	9.7
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Investment Grade Bond Fund	4.4
73.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.1%
International Equity Funds	25.3%
Bond Funds	23.5%
Short-Term Funds	2.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2030 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,016	$92,052
Fidelity Series Commodity Strategy Fund (a)	3,885	19,425
Fidelity Series Large Cap Growth Index Fund (a)	6,953	72,175
Fidelity Series Large Cap Stock Fund (a)	4,502	71,719
Fidelity Series Large Cap Value Index Fund (a)	10,189	134,494
Fidelity Series Small Cap Opportunities Fund (a)	2,393	35,153
Fidelity Series Value Discovery Fund (a)	3,115	42,640
TOTAL DOMESTIC EQUITY FUNDS
(Cost $479,061)		467,658

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	599	6,472
Fidelity Series Emerging Markets Fund (a)	786	7,613
Fidelity Series Emerging Markets Opportunities Fund (a)	3,596	69,014
Fidelity Series International Growth Fund (a)	3,762	61,703
Fidelity Series International Index Fund (a)	1,605	16,448
Fidelity Series International Small Cap Fund (a)	908	16,261
Fidelity Series International Value Fund (a)	6,010	63,222
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $239,632)		240,733

Bond Funds - 23.5%
Fidelity Series Corporate Bond Fund (a)	2,920	28,909
Fidelity Series Emerging Markets Debt Fund (a)	616	5,869
Fidelity Series Floating Rate High Income Fund (a)	252	2,400
Fidelity Series Government Bond Index Fund (a)	3,948	39,044
Fidelity Series High Income Fund (a)	1,297	12,469
Fidelity Series Inflation-Protected Bond Index Fund (a)	589	5,719
Fidelity Series Investment Grade Bond Fund (a)	3,835	41,760
Fidelity Series Investment Grade Securitized Fund (a)	3,048	30,232
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,511	53,647
Fidelity Series Real Estate Income Fund (a)	414	4,464
TOTAL BOND FUNDS
(Cost $227,123)		224,513

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	4,009	4,009
Fidelity Series Short-Term Credit Fund (a)	406	4,005
Fidelity Series Treasury Bill Index Fund (a)	1,203	12,029
TOTAL SHORT-TERM FUNDS
(Cost $20,100)		20,092
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $965,916)		952,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(287)
NET ASSETS - 100%		$952,709

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$100,275	$2	$8,196	$--	$(8,221)	$92,052
Fidelity Series Canada Fund	--	6,483	--	--	--	(11)	6,472
Fidelity Series Commodity Strategy Fund	--	20,183	--	1,116	--	(758)	19,425
Fidelity Series Corporate Bond Fund	--	29,037	1	82	--	(127)	28,909
Fidelity Series Emerging Markets Debt Fund	--	5,745	--	28	--	124	5,869
Fidelity Series Emerging Markets Fund	--	7,722	--	--	--	(109)	7,613
Fidelity Series Emerging Markets Opportunities Fund	--	69,146	2	--	--	(130)	69,014
Fidelity Series Floating Rate High Income Fund	--	2,393	--	10	--	7	2,400
Fidelity Series Government Bond Index Fund	--	40,350	884	85	(11)	(411)	39,044
Fidelity Series Government Money Market Fund 2.12%	--	4,010	1	6	--	--	4,009
Fidelity Series High Income Fund	--	12,444	--	56	--	25	12,469
Fidelity Series Inflation-Protected Bond Index Fund	--	5,757	--	2	--	(38)	5,719
Fidelity Series International Growth Fund	--	61,849	1	--	--	(145)	61,703
Fidelity Series International Index Fund	--	16,294	--	--	--	154	16,448
Fidelity Series International Small Cap Fund	--	16,294	--	--	--	(33)	16,261
Fidelity Series International Value Fund	--	61,849	1	--	--	1,374	63,222
Fidelity Series Investment Grade Bond Fund	--	42,050	1	97	--	(289)	41,760
Fidelity Series Investment Grade Securitized Fund	--	31,014	547	66	(4)	(231)	30,232
Fidelity Series Large Cap Growth Index Fund	--	71,872	105	--	--	408	72,175
Fidelity Series Large Cap Stock Fund	--	71,871	488	--	(3)	339	71,719
Fidelity Series Large Cap Value Index Fund	--	134,594	373	--	(3)	277	134,494
Fidelity Series Long-Term Treasury Bond Index Fund	--	55,191	1	125	--	(1,543)	53,647
Fidelity Series Real Estate Income Fund	--	4,593	--	112	--	(129)	4,464
Fidelity Series Short-Term Credit Fund	--	4,013	--	8	--	(8)	4,005
Fidelity Series Small Cap Opportunities Fund	--	38,538	1	2,604	--	(3,384)	35,153
Fidelity Series Treasury Bill Index Fund	--	12,031	2	21	--	--	12,029
Fidelity Series Value Discovery Fund	--	42,703	2	--	--	(61)	42,640
Total	$--	$968,300	$2,412	$12,614	$(21)	$(12,920)	$952,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $965,867)	952,947
Total Investment in Securities (cost $965,916)		$952,996
Receivable for investments sold		2,390
Distributions receivable from Fidelity Central Funds		146
Total assets		955,532
Liabilities
Payable for investments purchased	$2,334
Accrued management fee	344
Distribution and service plan fees payable	145
Total liabilities		2,823
Net Assets		$952,709
Net Assets consist of:
Paid in capital		$953,352
Undistributed net investment income		1,988
Accumulated undistributed net realized gain (loss) on investments		10,289
Net unrealized appreciation (depreciation) on investments		(12,920)
Net Assets		$952,709
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,913 ÷ 10,000 shares)		$9.99
Maximum offering price per share (100/94.25 of $9.99)		$10.60
Class M:
Net Asset Value and redemption price per share ($99,891 ÷ 10,000 shares)		$9.99
Maximum offering price per share (100/96.50 of $9.99)		$10.35
Class C:
Net Asset Value and offering price per share ($99,848 ÷ 10,000 shares)(a)		$9.98
Fidelity Freedom Blend 2030 Fund:
Net Asset Value, offering price and redemption price per share ($153,332 ÷ 15,343 shares)		$9.99
Class K:
Net Asset Value, offering price and redemption price per share ($99,943 ÷ 10,000 shares)		$9.99
Class K6:
Net Asset Value, offering price and redemption price per share ($99,952 ÷ 10,000 shares)		$10.00
Class I:
Net Asset Value, offering price and redemption price per share ($99,935 ÷ 10,000 shares)		$9.99
Class Z:
Net Asset Value, offering price and redemption price per share ($99,943 ÷ 10,000 shares)		$9.99
Class Z6:
Net Asset Value, offering price and redemption price per share ($99,952 ÷ 10,000 shares)		$10.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,304
Income from Fidelity Central Funds		195
Total income		2,499
Expenses
Management fee	$358
Distribution and service plan fees	153
Total expenses		511
Net investment income (loss)		1,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(21)
Capital gain distributions from underlying funds:
Affiliated issuers	10,310
Total net realized gain (loss)		10,289
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(12,920)
Total change in net unrealized appreciation (depreciation)		(12,920)
Net gain (loss)		(2,631)
Net increase (decrease) in net assets resulting from operations		$(643)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,988
Net realized gain (loss)	10,289
Change in net unrealized appreciation (depreciation)	(12,920)
Net increase (decrease) in net assets resulting from operations	(643)
Share transactions - net increase (decrease)	953,352
Total increase (decrease) in net assets	952,709
Net Assets
Beginning of period	–
End of period	$952,709
Other Information
Undistributed net investment income end of period	$1,988

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2030 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC,D	(.10)%
Ratios to Average Net AssetsE
Expenses before reductions	.77%F
Expenses net of fee waivers, if any	.77%F
Expenses net of all reductions	.77%F
Net investment income (loss)	2.39%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC,D	(.10)%
Ratios to Average Net AssetsE
Expenses before reductions	1.03%F,G
Expenses net of fee waivers, if any	1.03%F,G
Expenses net of all reductions	1.03%F,G
Net investment income (loss)	2.13%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE
Expenses before reductions	1.53%F,G
Expenses net of fee waivers, if any	1.53%F,G
Expenses net of all reductions	1.53%F,G
Net investment income (loss)	1.64%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.51%E,F
Expenses net of fee waivers, if any	.51%E,F
Expenses net of all reductions	.51%E,F
Net investment income (loss)	2.65%E
Supplemental Data
Net assets, end of period (000 omitted)	$153
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E
Expenses net of fee waivers, if any	.42%E
Expenses net of all reductions	.42%E
Net investment income (loss)	2.75%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC	–%
Ratios to Average Net AssetsD
Expenses before reductions	.32%E
Expenses net of fee waivers, if any	.32%E
Expenses net of all reductions	.32%E
Net investment income (loss)	2.84%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.52%E
Expenses net of fee waivers, if any	.52%E
Expenses net of all reductions	.52%E
Net investment income (loss)	2.64%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E
Expenses net of fee waivers, if any	.42%E
Expenses net of all reductions	.42%E
Net investment income (loss)	2.75%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC	–%
Ratios to Average Net AssetsD
Expenses before reductions	.32%E
Expenses net of fee waivers, if any	.32%E
Expenses net of all reductions	.32%E
Net investment income (loss)	2.84%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.0
Fidelity Series Blue Chip Growth Fund	11.6
Fidelity Series Large Cap Growth Index Fund	9.1
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series Emerging Markets Opportunities Fund	8.2
Fidelity Series International Value Fund	7.8
Fidelity Series International Growth Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Small Cap Opportunities Fund	4.4
85.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.6%
International Equity Funds	29.3%
Bond Funds	10.0%
Short-Term Funds	2.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2035 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 58.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	8,357	$127,864
Fidelity Series Commodity Strategy Fund (a)	4,485	22,426
Fidelity Series Large Cap Growth Index Fund (a)	9,656	100,226
Fidelity Series Large Cap Stock Fund (a)	6,276	99,972
Fidelity Series Large Cap Value Index Fund (a)	14,162	186,935
Fidelity Series Small Cap Opportunities Fund (a)	3,327	48,878
Fidelity Series Value Discovery Fund (a)	4,316	59,090
TOTAL DOMESTIC EQUITY FUNDS
(Cost $658,594)		645,391

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	822	8,884
Fidelity Series Emerging Markets Fund (a)	1,023	9,915
Fidelity Series Emerging Markets Opportunities Fund (a)	4,687	89,934
Fidelity Series International Growth Fund (a)	5,121	83,984
Fidelity Series International Index Fund (a)	2,177	22,309
Fidelity Series International Small Cap Fund (a)	1,234	22,081
Fidelity Series International Value Fund (a)	8,162	85,865
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $321,189)		322,972

Bond Funds - 10.0%
Fidelity Series Corporate Bond Fund (a)	313	3,098
Fidelity Series Emerging Markets Debt Fund (a)	710	6,766
Fidelity Series Floating Rate High Income Fund (a)	291	2,769
Fidelity Series Government Bond Index Fund (a)	470	4,644
Fidelity Series High Income Fund (a)	1,497	14,388
Fidelity Series Inflation-Protected Bond Index Fund (a)	338	3,283
Fidelity Series Investment Grade Bond Fund (a)	443	4,825
Fidelity Series Investment Grade Securitized Fund (a)	359	3,561
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,533	62,073
Fidelity Series Real Estate Income Fund (a)	478	5,156
TOTAL BOND FUNDS
(Cost $112,203)		110,563

Short-Term Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	4,629	4,629
Fidelity Series Short-Term Credit Fund (a)	469	4,622
Fidelity Series Treasury Bill Index Fund (a)	1,389	13,888
TOTAL SHORT-TERM FUNDS
(Cost $23,196)		23,188
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,115,182)		1,102,114
NET OTHER ASSETS (LIABILITIES) - 0.0%		(340)
NET ASSETS - 100%		$1,101,774

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$137,468	$3	$9,845	$--	$(9,601)	$127,864
Fidelity Series Canada Fund	--	8,897	--	--	--	(13)	8,884
Fidelity Series Commodity Strategy Fund	--	23,130	--	1,115	--	(704)	22,426
Fidelity Series Corporate Bond Fund	--	3,110	--	8	--	(12)	3,098
Fidelity Series Emerging Markets Debt Fund	--	6,631	--	30	--	135	6,766
Fidelity Series Emerging Markets Fund	--	10,016	--	--	--	(101)	9,915
Fidelity Series Emerging Markets Opportunities Fund	--	89,854	2	--	--	82	89,934
Fidelity Series Floating Rate High Income Fund	--	2,762	--	11	--	7	2,769
Fidelity Series Government Bond Index Fund	--	4,686	--	9	--	(42)	4,644
Fidelity Series Government Money Market Fund 2.12%	--	4,629	--	7	--	--	4,629
Fidelity Series High Income Fund	--	14,362	--	59	--	26	14,388
Fidelity Series Inflation-Protected Bond Index Fund	--	3,303	--	1	--	(20)	3,283
Fidelity Series International Growth Fund	--	84,109	2	--	--	(123)	83,984
Fidelity Series International Index Fund	--	22,104	--	--	--	205	22,309
Fidelity Series International Small Cap Fund	--	22,105	--	--	--	(24)	22,081
Fidelity Series International Value Fund	--	84,109	2	--	--	1,758	85,865
Fidelity Series Investment Grade Bond Fund	--	4,853	--	10	--	(28)	4,825
Fidelity Series Investment Grade Securitized Fund	--	3,584	--	7	--	(23)	3,561
Fidelity Series Large Cap Growth Index Fund	--	99,574	2	--	--	654	100,226
Fidelity Series Large Cap Stock Fund	--	99,574	2	--	--	400	99,972
Fidelity Series Large Cap Value Index Fund	--	186,712	4	--	--	227	186,935
Fidelity Series Long-Term Treasury Bond Index Fund	--	63,627	1	131	--	(1,553)	62,073
Fidelity Series Real Estate Income Fund	--	5,286	--	113	--	(130)	5,156
Fidelity Series Short-Term Credit Fund	--	4,630	--	8	--	(8)	4,622
Fidelity Series Small Cap Opportunities Fund	--	52,971	1	3,129	--	(4,092)	48,878
Fidelity Series Treasury Bill Index Fund	--	13,888	--	22	--	--	13,888
Fidelity Series Value Discovery Fund	--	59,179	1	--	--	(88)	59,090
Total	$--	$1,115,153	$20	$14,505	$--	$(13,068)	$1,102,065

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $1,115,133)	1,102,065
Total Investment in Securities (cost $1,115,182)		$1,102,114
Receivable for fund shares sold		50,000
Distributions receivable from Fidelity Central Funds		146
Total assets		1,152,260
Liabilities
Payable for investments purchased	$49,971
Accrued management fee	370
Distribution and service plan fees payable	145
Total liabilities		50,486
Net Assets		$1,101,774
Net Assets consist of:
Paid in capital		$1,100,679
Undistributed net investment income		1,789
Accumulated undistributed net realized gain (loss) on investments		12,374
Net unrealized appreciation (depreciation) on investments		(13,068)
Net Assets		$1,101,774
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($100,010 ÷ 10,000 shares)		$10.00
Maximum offering price per share (100/94.25 of $10.00)		$10.61
Class M:
Net Asset Value and redemption price per share ($99,988 ÷ 10,000 shares)		$10.00
Maximum offering price per share (100/96.50 of $10.00)		$10.36
Class C:
Net Asset Value and offering price per share ($99,945 ÷ 10,000 shares)(a)		$9.99
Fidelity Freedom Blend 2035 Fund:
Net Asset Value, offering price and redemption price per share ($301,621 ÷ 30,154 shares)		$10.00
Class K:
Net Asset Value, offering price and redemption price per share ($100,040 ÷ 10,000 shares)		$10.00
Class K6:
Net Asset Value, offering price and redemption price per share ($100,040 ÷ 10,000 shares)		$10.00
Class I:
Net Asset Value, offering price and redemption price per share ($100,032 ÷ 10,000 shares)		$10.00
Class Z:
Net Asset Value, offering price and redemption price per share ($100,049 ÷ 10,000 shares)		$10.00
Class Z6:
Net Asset Value, offering price and redemption price per share ($100,049 ÷ 10,000 shares)		$10.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,131
Income from Fidelity Central Funds		195
Total income		2,326
Expenses
Management fee	$386
Distribution and service plan fees	151
Total expenses		537
Net investment income (loss)		1,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Capital gain distributions from underlying funds:
Affiliated issuers	12,374
Total net realized gain (loss)		12,374
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,068)
Total change in net unrealized appreciation (depreciation)		(13,068)
Net gain (loss)		(694)
Net increase (decrease) in net assets resulting from operations		$1,095

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,789
Net realized gain (loss)	12,374
Change in net unrealized appreciation (depreciation)	(13,068)
Net increase (decrease) in net assets resulting from operations	1,095
Share transactions - net increase (decrease)	1,100,679
Total increase (decrease) in net assets	1,101,774
Net Assets
Beginning of period	–
End of period	$1,101,774
Other Information
Undistributed net investment income end of period	$1,789

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2035 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC,D	–%
Ratios to Average Net AssetsE
Expenses before reductions	.77%F,G
Expenses net of fee waivers, if any	.77%F,G
Expenses net of all reductions	.77%F,G
Net investment income (loss)	2.04%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC,D	–%
Ratios to Average Net AssetsE
Expenses before reductions	1.03%F
Expenses net of fee waivers, if any	1.03%F
Expenses net of all reductions	1.03%F
Net investment income (loss)	1.78%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC,D	(.10)%
Ratios to Average Net AssetsE
Expenses before reductions	1.53%F
Expenses net of fee waivers, if any	1.53%F
Expenses net of all reductions	1.53%F
Net investment income (loss)	1.29%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC	–%
Ratios to Average Net AssetsD
Expenses before reductions	.53%E
Expenses net of fee waivers, if any	.53%E
Expenses net of all reductions	.53%E
Net investment income (loss)	2.28%E
Supplemental Data
Net assets, end of period (000 omitted)	$302
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC	–%
Ratios to Average Net AssetsD
Expenses before reductions	.43%E
Expenses net of fee waivers, if any	.43%E
Expenses net of all reductions	.43%E
Net investment income (loss)	2.38%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC	–%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E
Expenses net of fee waivers, if any	.33%E
Expenses net of all reductions	.33%E
Net investment income (loss)	2.48%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC	–%
Ratios to Average Net AssetsD
Expenses before reductions	.53%E
Expenses net of fee waivers, if any	.53%E
Expenses net of all reductions	.53%E
Net investment income (loss)	2.28%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC	–%
Ratios to Average Net AssetsD
Expenses before reductions	.43%E
Expenses net of fee waivers, if any	.43%E
Expenses net of all reductions	.43%E
Net investment income (loss)	2.38%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.02)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC	–%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E
Expenses net of fee waivers, if any	.33%E
Expenses net of all reductions	.33%E
Net investment income (loss)	2.48%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.8
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Large Cap Growth Index Fund	9.5
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series International Value Fund	8.2
Fidelity Series International Growth Fund	8.0
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
87.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	30.5%
Bond Funds	6.9%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2040 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	7,292	$111,574
Fidelity Series Commodity Strategy Fund (a)	3,741	18,707
Fidelity Series Large Cap Growth Index Fund (a)	8,440	87,608
Fidelity Series Large Cap Stock Fund (a)	5,495	87,529
Fidelity Series Large Cap Value Index Fund (a)	12,410	163,809
Fidelity Series Small Cap Opportunities Fund (a)	2,900	42,598
Fidelity Series Value Discovery Fund (a)	3,775	51,684
TOTAL DOMESTIC EQUITY FUNDS
(Cost $577,618)		563,509

International Equity Funds - 30.5%
Fidelity Series Canada Fund (a)	712	7,696
Fidelity Series Emerging Markets Fund (a)	877	8,501
Fidelity Series Emerging Markets Opportunities Fund (a)	4,019	77,131
Fidelity Series International Growth Fund (a)	4,462	73,173
Fidelity Series International Index Fund (a)	1,899	19,468
Fidelity Series International Small Cap Fund (a)	1,075	19,235
Fidelity Series International Value Fund (a)	7,135	75,056
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $278,767)		280,260

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	94	933
Fidelity Series Emerging Markets Debt Fund (a)	593	5,656
Fidelity Series Floating Rate High Income Fund (a)	243	2,310
Fidelity Series Government Bond Index Fund (a)	129	1,273
Fidelity Series High Income Fund (a)	1,249	12,004
Fidelity Series Inflation-Protected Bond Index Fund (a)	282	2,734
Fidelity Series Investment Grade Bond Fund (a)	126	1,369
Fidelity Series Investment Grade Securitized Fund (a)	99	986
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,846	31,692
Fidelity Series Real Estate Income Fund (a)	398	4,295
TOTAL BOND FUNDS
(Cost $64,233)		63,252

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	2,389	2,389
Fidelity Series Short-Term Credit Fund (a)	242	2,385
Fidelity Series Treasury Bill Index Fund (a)	726	7,261
TOTAL SHORT-TERM FUNDS
(Cost $12,089)		12,084
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $932,707)		919,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(337)
NET ASSETS - 100%		$918,768

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$121,933	$3	$10,349	$--	$(10,356)	$111,574
Fidelity Series Canada Fund	--	7,708	--	--	--	(12)	7,696
Fidelity Series Commodity Strategy Fund	--	19,472	--	1,120	--	(765)	18,707
Fidelity Series Corporate Bond Fund	--	938	--	3	--	(5)	933
Fidelity Series Emerging Markets Debt Fund	--	5,531	--	28	--	125	5,656
Fidelity Series Emerging Markets Fund	--	8,626	--	--	--	(125)	8,501
Fidelity Series Emerging Markets Opportunities Fund	--	77,264	2	--	--	(131)	77,131
Fidelity Series Floating Rate High Income Fund	--	2,303	--	10	--	7	2,310
Fidelity Series Government Bond Index Fund	--	1,287	--	3	--	(14)	1,273
Fidelity Series Government Money Market Fund 2.12%	--	2,389	--	4	--	--	2,389
Fidelity Series High Income Fund	--	11,979	--	56	--	25	12,004
Fidelity Series Inflation-Protected Bond Index Fund	--	2,753	--	1	--	(19)	2,734
Fidelity Series International Growth Fund	--	73,319	2	--	--	(144)	73,173
Fidelity Series International Index Fund	--	19,269	--	--	--	199	19,468
Fidelity Series International Small Cap Fund	--	19,269	--	--	--	(34)	19,235
Fidelity Series International Value Fund	--	73,318	2	--	--	1,740	75,056
Fidelity Series Investment Grade Bond Fund	--	1,379	--	3	--	(10)	1,369
Fidelity Series Investment Grade Securitized Fund	--	1,011	17	2	--	(8)	986
Fidelity Series Large Cap Growth Index Fund	--	87,083	3	--	--	528	87,608
Fidelity Series Large Cap Stock Fund	--	87,083	3	--	--	449	87,529
Fidelity Series Large Cap Value Index Fund	--	163,432	4	--	--	381	163,809
Fidelity Series Long-Term Treasury Bond Index Fund	--	32,645	1	77	--	(952)	31,692
Fidelity Series Real Estate Income Fund	--	4,424	--	112	--	(129)	4,295
Fidelity Series Short-Term Credit Fund	--	2,390	--	5	--	(5)	2,385
Fidelity Series Small Cap Opportunities Fund	--	46,877	1	3,290	--	(4,278)	42,598
Fidelity Series Treasury Bill Index Fund	--	7,261	--	13	--	--	7,261
Fidelity Series Value Discovery Fund	--	51,754	1	--	--	(69)	51,684
Total	$--	$932,697	$39	$15,076	$--	$(13,602)	$919,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $932,658)	919,056
Total Investment in Securities (cost $932,707)		$919,105
Receivable for investments sold		17
Distributions receivable from Fidelity Central Funds		149
Total assets		919,271
Liabilities
Accrued management fee	358
Distribution and service plan fees payable	145
Total liabilities		503
Net Assets		$918,768
Net Assets consist of:
Paid in capital		$917,625
Undistributed net investment income		1,739
Accumulated undistributed net realized gain (loss) on investments		13,006
Net unrealized appreciation (depreciation) on investments		(13,602)
Net Assets		$918,768
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($100,085 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/94.25 of $10.01)		$10.62
Class M:
Net Asset Value and redemption price per share ($100,063 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C:
Net Asset Value and offering price per share ($100,020 ÷ 10,000 shares)(a)		$10.00
Fidelity Freedom Blend 2040 Fund:
Net Asset Value, offering price and redemption price per share ($118,015 ÷ 11,789 shares)		$10.01
Class K:
Net Asset Value, offering price and redemption price per share ($100,115 ÷ 10,000 shares)		$10.01
Class K6:
Net Asset Value, offering price and redemption price per share ($100,115 ÷ 10,000 shares)		$10.01
Class I:
Net Asset Value, offering price and redemption price per share ($100,107 ÷ 10,000 shares)		$10.01
Class Z:
Net Asset Value, offering price and redemption price per share ($100,124 ÷ 10,000 shares)		$10.01
Class Z6:
Net Asset Value, offering price and redemption price per share ($100,124 ÷ 10,000 shares)		$10.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,070
Income from Fidelity Central Funds		195
Total income		2,265
Expenses
Management fee	$374
Distribution and service plan fees	152
Total expenses		526
Net investment income (loss)		1,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Capital gain distributions from underlying funds:
Affiliated issuers	13,006
Total net realized gain (loss)		13,006
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,602)
Total change in net unrealized appreciation (depreciation)		(13,602)
Net gain (loss)		(596)
Net increase (decrease) in net assets resulting from operations		$1,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,739
Net realized gain (loss)	13,006
Change in net unrealized appreciation (depreciation)	(13,602)
Net increase (decrease) in net assets resulting from operations	1,143
Share transactions - net increase (decrease)	917,625
Total increase (decrease) in net assets	918,768
Net Assets
Beginning of period	–
End of period	$918,768
Other Information
Undistributed net investment income end of period	$1,739

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2040 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC,D	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.79%F
Expenses net of fee waivers, if any	.79%F
Expenses net of all reductions	.79%F
Net investment income (loss)	2.08%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC,D	.10%
Ratios to Average Net AssetsE
Expenses before reductions	1.04%F
Expenses net of fee waivers, if any	1.04%F
Expenses net of all reductions	1.04%F
Net investment income (loss)	1.83%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC,D	–%
Ratios to Average Net AssetsE
Expenses before reductions	1.54%F
Expenses net of fee waivers, if any	1.54%F
Expenses net of all reductions	1.54%F
Net investment income (loss)	1.33%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.54%E
Expenses net of fee waivers, if any	.54%E
Expenses net of all reductions	.54%E
Net investment income (loss)	2.33%E
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E
Expenses net of fee waivers, if any	.44%E
Expenses net of all reductions	.44%E
Net investment income (loss)	2.43%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H
 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.35%E,F
Expenses net of fee waivers, if any	.35%E,F
Expenses net of all reductions	.35%E,F
Net investment income (loss)	2.52%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.54%E
Expenses net of fee waivers, if any	.54%E
Expenses net of all reductions	.54%E
Net investment income (loss)	2.33%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E
Expenses net of fee waivers, if any	.44%E
Expenses net of all reductions	.44%E
Net investment income (loss)	2.43%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.35%E,F
Expenses net of fee waivers, if any	.35%E,F
Expenses net of all reductions	.35%E,F
Net investment income (loss)	2.52%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.8
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Large Cap Growth Index Fund	9.5
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series International Value Fund	8.2
Fidelity Series International Growth Fund	8.0
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
87.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	30.5%
Bond Funds	6.9%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2045 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	8,441	$129,143
Fidelity Series Commodity Strategy Fund (a)	4,324	21,621
Fidelity Series Large Cap Growth Index Fund (a)	9,756	101,270
Fidelity Series Large Cap Stock Fund (a)	6,343	101,040
Fidelity Series Large Cap Value Index Fund (a)	14,321	189,040
Fidelity Series Small Cap Opportunities Fund (a)	3,355	49,289
Fidelity Series Value Discovery Fund (a)	4,360	59,694
TOTAL DOMESTIC EQUITY FUNDS
(Cost $665,480)		651,097

International Equity Funds - 30.5%
Fidelity Series Canada Fund (a)	823	8,896
Fidelity Series Emerging Markets Fund (a)	1,018	9,862
Fidelity Series Emerging Markets Opportunities Fund (a)	4,657	89,369
Fidelity Series International Growth Fund (a)	5,157	84,571
Fidelity Series International Index Fund (a)	2,194	22,486
Fidelity Series International Small Cap Fund (a)	1,242	22,239
Fidelity Series International Value Fund (a)	8,232	86,601
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $322,021)		324,024

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	109	1,079
Fidelity Series Emerging Markets Debt Fund (a)	685	6,524
Fidelity Series Floating Rate High Income Fund (a)	280	2,667
Fidelity Series Government Bond Index Fund (a)	149	1,472
Fidelity Series High Income Fund (a)	1,442	13,862
Fidelity Series Inflation-Protected Bond Index Fund (a)	326	3,161
Fidelity Series Investment Grade Bond Fund (a)	145	1,583
Fidelity Series Investment Grade Securitized Fund (a)	115	1,140
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,457	36,722
Fidelity Series Real Estate Income Fund (a)	461	4,965
TOTAL BOND FUNDS
(Cost $74,170)		73,175

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	2,760	2,760
Fidelity Series Short-Term Credit Fund (a)	279	2,756
Fidelity Series Treasury Bill Index Fund (a)	839	8,386
TOTAL SHORT-TERM FUNDS
(Cost $13,955)		13,951
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,075,626)		1,062,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		(365)
NET ASSETS - 100%		$1,061,882

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$139,620	$3	$10,726	$--	$(10,474)	$129,143
Fidelity Series Canada Fund	--	8,904	--	--	--	(8)	8,896
Fidelity Series Commodity Strategy Fund	--	22,359	--	1,159	--	(738)	21,621
Fidelity Series Corporate Bond Fund	--	1,084	--	3	--	(5)	1,079
Fidelity Series Emerging Markets Debt Fund	--	6,387	--	30	--	137	6,524
Fidelity Series Emerging Markets Fund	--	9,971	--	--	--	(109)	9,862
Fidelity Series Emerging Markets Opportunities Fund	--	89,318	2	--	--	53	89,369
Fidelity Series Floating Rate High Income Fund	--	2,659	--	11	--	8	2,667
Fidelity Series Government Bond Index Fund	--	1,487	1	3	--	(14)	1,472
Fidelity Series Government Money Market Fund 2.12%	--	2,760	--	4	--	--	2,760
Fidelity Series High Income Fund	--	13,834	--	60	--	28	13,862
Fidelity Series Inflation-Protected Bond Index Fund	--	3,181	--	1	--	(20)	3,161
Fidelity Series International Growth Fund	--	84,665	2	--	--	(92)	84,571
Fidelity Series International Index Fund	--	22,252	--	--	--	234	22,486
Fidelity Series International Small Cap Fund	--	22,252	--	--	--	(13)	22,239
Fidelity Series International Value Fund	--	84,665	2	--	--	1,938	86,601
Fidelity Series Investment Grade Bond Fund	--	1,593	--	4	--	(10)	1,583
Fidelity Series Investment Grade Securitized Fund	--	1,168	20	2	--	(8)	1,140
Fidelity Series Large Cap Growth Index Fund	--	100,594	2	--	--	678	101,270
Fidelity Series Large Cap Stock Fund	--	100,594	2	--	--	448	101,040
Fidelity Series Large Cap Value Index Fund	--	188,787	6	--	--	259	189,040
Fidelity Series Long-Term Treasury Bond Index Fund	--	37,704	1	82	--	(981)	36,722
Fidelity Series Real Estate Income Fund	--	5,094	--	112	--	(129)	4,965
Fidelity Series Short-Term Credit Fund	--	2,761	--	5	--	(5)	2,756
Fidelity Series Small Cap Opportunities Fund	--	53,757	1	3,407	--	(4,467)	49,289
Fidelity Series Treasury Bill Index Fund	--	8,386	--	14	--	--	8,386
Fidelity Series Value Discovery Fund	--	59,784	1	--	--	(89)	59,694
Total	$--	$1,075,620	$43	$15,623	$--	$(13,379)	$1,062,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $1,075,577)	1,062,198
Total Investment in Securities (cost $1,075,626)		$1,062,247
Receivable for investments sold		21
Distributions receivable from Fidelity Central Funds		147
Total assets		1,062,415
Liabilities
Accrued management fee	386
Distribution and service plan fees payable	147
Total liabilities		533
Net Assets		$1,061,882
Net Assets consist of:
Paid in capital		$1,059,999
Undistributed net investment income		1,789
Accumulated undistributed net realized gain (loss) on investments		13,473
Net unrealized appreciation (depreciation) on investments		(13,379)
Net Assets		$1,061,882
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($130,248 ÷ 13,013 shares)		$10.01
Maximum offering price per share (100/94.25 of $10.01)		$10.62
Class M:
Net Asset Value and redemption price per share ($100,066 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C:
Net Asset Value and offering price per share ($100,022 ÷ 10,000 shares)(a)		$10.00
Fidelity Freedom Blend 2045 Fund:
Net Asset Value, offering price and redemption price per share ($230,947 ÷ 23,070 shares)		$10.01
Class K:
Net Asset Value, offering price and redemption price per share ($100,118 ÷ 10,000 shares)		$10.01
Class K6:
Net Asset Value, offering price and redemption price per share ($100,118 ÷ 10,000 shares)		$10.01
Class I:
Net Asset Value, offering price and redemption price per share ($100,109 ÷ 10,000 shares)		$10.01
Class Z:
Net Asset Value, offering price and redemption price per share ($100,127 ÷ 10,000 shares)		$10.01
Class Z6:
Net Asset Value, offering price and redemption price per share ($100,127 ÷ 10,000 shares)		$10.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,150
Income from Fidelity Central Funds		195
Total income		2,345
Expenses
Management fee	$402
Distribution and service plan fees	154
Total expenses		556
Net investment income (loss)		1,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Capital gain distributions from underlying funds:
Affiliated issuers	13,473
Total net realized gain (loss)		13,473
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,379)
Total change in net unrealized appreciation (depreciation)		(13,379)
Net gain (loss)		94
Net increase (decrease) in net assets resulting from operations		$1,883

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,789
Net realized gain (loss)	13,473
Change in net unrealized appreciation (depreciation)	(13,379)
Net increase (decrease) in net assets resulting from operations	1,883
Share transactions - net increase (decrease)	1,059,999
Total increase (decrease) in net assets	1,061,882
Net Assets
Beginning of period	–
End of period	$1,061,882
Other Information
Undistributed net investment income end of period	$1,789

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2045 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD,E	.10%
Ratios to Average Net AssetsF
Expenses before reductions	.78%G,H
Expenses net of fee waivers, if any	.78%G,H
Expenses net of all reductions	.78%G,H
Net investment income (loss)	2.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$130
Portfolio turnover rateI	0%J,K

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amounts do not include the activity of the Underlying Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD,E	.10%
Ratios to Average Net AssetsF
Expenses before reductions	1.05%G,H
Expenses net of fee waivers, if any	1.05%G,H
Expenses net of all reductions	1.05%G,H
Net investment income (loss)	1.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateI	0%J,K

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amounts do not include the activity of the Underlying Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnD,E	–%
Ratios to Average Net AssetsF
Expenses before reductions	1.55%G,H
Expenses net of fee waivers, if any	1.55%G,H
Expenses net of all reductions	1.55%G,H
Net investment income (loss)	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateI	0%J,K

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amounts do not include the activity of the Underlying Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F,G
Expenses net of fee waivers, if any	.55%F,G
Expenses net of all reductions	.55%F,G
Net investment income (loss)	2.24%F
Supplemental Data
Net assets, end of period (000 omitted)	$231
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F
Expenses net of fee waivers, if any	.44%F
Expenses net of all reductions	.44%F
Net investment income (loss)	2.35%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.33%F,G
Expenses net of fee waivers, if any	.33%F,G
Expenses net of all reductions	.33%F,G
Net investment income (loss)	2.46%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.54%F
Expenses net of fee waivers, if any	.54%F
Expenses net of all reductions	.54%F
Net investment income (loss)	2.25%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F
Expenses net of fee waivers, if any	.44%F
Expenses net of all reductions	.44%F
Net investment income (loss)	2.35%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.33%F,G
Expenses net of fee waivers, if any	.33%F,G
Expenses net of all reductions	.33%F,G
Net investment income (loss)	2.46%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.8
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Large Cap Growth Index Fund	9.5
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series International Value Fund	8.2
Fidelity Series International Growth Fund	8.0
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
87.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	30.5%
Bond Funds	6.9%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2050 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	7,184	$109,917
Fidelity Series Commodity Strategy Fund (a)	3,687	18,434
Fidelity Series Large Cap Growth Index Fund (a)	8,316	86,319
Fidelity Series Large Cap Stock Fund (a)	5,414	86,249
Fidelity Series Large Cap Value Index Fund (a)	12,228	161,413
Fidelity Series Small Cap Opportunities Fund (a)	2,857	41,975
Fidelity Series Value Discovery Fund (a)	3,720	50,927
TOTAL DOMESTIC EQUITY FUNDS
(Cost $569,151)		555,234

International Equity Funds - 30.5%
Fidelity Series Canada Fund (a)	701	7,582
Fidelity Series Emerging Markets Fund (a)	864	8,373
Fidelity Series Emerging Markets Opportunities Fund (a)	3,958	75,959
Fidelity Series International Growth Fund (a)	4,395	72,078
Fidelity Series International Index Fund (a)	1,871	19,177
Fidelity Series International Small Cap Fund (a)	1,059	18,948
Fidelity Series International Value Fund (a)	7,028	73,937
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $274,719)		276,054

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	93	919
Fidelity Series Emerging Markets Debt Fund (a)	585	5,573
Fidelity Series Floating Rate High Income Fund (a)	239	2,277
Fidelity Series Government Bond Index Fund (a)	127	1,255
Fidelity Series High Income Fund (a)	1,231	11,830
Fidelity Series Inflation-Protected Bond Index Fund (a)	277	2,694
Fidelity Series Investment Grade Bond Fund (a)	124	1,350
Fidelity Series Investment Grade Securitized Fund (a)	98	972
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,790	31,227
Fidelity Series Real Estate Income Fund (a)	393	4,233
TOTAL BOND FUNDS
(Cost $63,302)		62,330

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	2,355	2,355
Fidelity Series Short-Term Credit Fund (a)	238	2,351
Fidelity Series Treasury Bill Index Fund (a)	716	7,155
TOTAL SHORT-TERM FUNDS
(Cost $11,914)		11,910
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $919,086)		905,528
NET OTHER ASSETS (LIABILITIES) - 0.0%		(334)
NET ASSETS - 100%		$905,194

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$120,109	$3	$10,145	$--	$(10,189)	$109,917
Fidelity Series Canada Fund	--	7,596	--	--	--	(14)	7,582
Fidelity Series Commodity Strategy Fund	--	19,184	--	1,098	--	(750)	18,434
Fidelity Series Corporate Bond Fund	--	924	--	3	--	(5)	919
Fidelity Series Emerging Markets Debt Fund	--	5,451	--	28	--	122	5,573
Fidelity Series Emerging Markets Fund	--	8,501	--	--	--	(128)	8,373
Fidelity Series Emerging Markets Opportunities Fund	--	76,145	2	--	--	(184)	75,959
Fidelity Series Floating Rate High Income Fund	--	2,270	--	10	--	7	2,277
Fidelity Series Government Bond Index Fund	--	1,269	--	3	--	(14)	1,255
Fidelity Series Government Money Market Fund 2.12%	--	2,355	--	4	--	--	2,355
Fidelity Series High Income Fund	--	11,806	--	55	--	24	11,830
Fidelity Series Inflation-Protected Bond Index Fund	--	2,714	--	1	--	(20)	2,694
Fidelity Series International Growth Fund	--	72,251	2	--	--	(171)	72,078
Fidelity Series International Index Fund	--	18,989	--	--	--	188	19,177
Fidelity Series International Small Cap Fund	--	18,989	--	--	--	(41)	18,948
Fidelity Series International Value Fund	--	72,252	2	--	--	1,687	73,937
Fidelity Series Investment Grade Bond Fund	--	1,360	--	3	--	(10)	1,350
Fidelity Series Investment Grade Securitized Fund	--	997	17	2	--	(8)	972
Fidelity Series Large Cap Growth Index Fund	--	85,817	2	--	--	504	86,319
Fidelity Series Large Cap Stock Fund	--	85,818	2	--	--	433	86,249
Fidelity Series Large Cap Value Index Fund	--	161,054	6	--	--	365	161,413
Fidelity Series Long-Term Treasury Bond Index Fund	--	32,170	1	76	--	(942)	31,227
Fidelity Series Real Estate Income Fund	--	4,362	--	112	--	(129)	4,233
Fidelity Series Short-Term Credit Fund	--	2,356	--	5	--	(5)	2,351
Fidelity Series Small Cap Opportunities Fund	--	46,180	1	3,227	--	(4,204)	41,975
Fidelity Series Treasury Bill Index Fund	--	7,155	--	13	--	--	7,155
Fidelity Series Value Discovery Fund	--	51,002	1	--	--	(74)	50,927
Total	$--	$919,076	$39	$14,785	$--	$(13,558)	$905,479

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $919,037)	905,479
Total Investment in Securities (cost $919,086)		$905,528
Receivable for investments sold		17
Distributions receivable from Fidelity Central Funds		149
Total assets		905,694
Liabilities
Accrued management fee	355
Distribution and service plan fees payable	145
Total liabilities		500
Net Assets		$905,194
Net Assets consist of:
Paid in capital		$904,295
Undistributed net investment income		1,704
Accumulated undistributed net realized gain (loss) on investments		12,753
Net unrealized appreciation (depreciation) on investments		(13,558)
Net Assets		$905,194
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($100,084 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/94.25 of $10.01)		$10.62
Class M:
Net Asset Value and redemption price per share ($100,063 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C:
Net Asset Value and offering price per share ($100,019 ÷ 10,000 shares)(a)		$10.00
Fidelity Freedom Blend 2050 Fund:
Net Asset Value, offering price and redemption price per share ($104,446 ÷ 10,434 shares)		$10.01
Class K:
Net Asset Value, offering price and redemption price per share ($100,115 ÷ 10,000 shares)		$10.01
Class K6:
Net Asset Value, offering price and redemption price per share ($100,115 ÷ 10,000 shares)		$10.01
Class I:
Net Asset Value, offering price and redemption price per share ($100,106 ÷ 10,000 shares)		$10.01
Class Z:
Net Asset Value, offering price and redemption price per share ($100,123 ÷ 10,000 shares)		$10.01
Class Z6:
Net Asset Value, offering price and redemption price per share ($100,123 ÷ 10,000 shares)		$10.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,032
Income from Fidelity Central Funds		195
Total income		2,227
Expenses
Management fee	$370
Distribution and service plan fees	153
Total expenses		523
Net investment income (loss)		1,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Capital gain distributions from underlying funds:
Affiliated issuers	12,753
Total net realized gain (loss)		12,753
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,558)
Total change in net unrealized appreciation (depreciation)		(13,558)
Net gain (loss)		(805)
Net increase (decrease) in net assets resulting from operations		$899

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,704
Net realized gain (loss)	12,753
Change in net unrealized appreciation (depreciation)	(13,558)
Net increase (decrease) in net assets resulting from operations	899
Share transactions - net increase (decrease)	904,295
Total increase (decrease) in net assets	905,194
Net Assets
Beginning of period	–
End of period	$905,194
Other Information
Undistributed net investment income end of period	$1,704

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2050 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC,D	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.80%F,G
Expenses net of fee waivers, if any	.80%F,G
Expenses net of all reductions	.80%F,G
Net investment income (loss)	2.05%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC,D	.10%
Ratios to Average Net AssetsE
Expenses before reductions	1.05%F,G
Expenses net of fee waivers, if any	1.05%F,G
Expenses net of all reductions	1.05%F,G
Net investment income (loss)	1.80%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC,D	–%
Ratios to Average Net AssetsE
Expenses before reductions	1.55%F,G
Expenses net of fee waivers, if any	1.55%F,G
Expenses net of all reductions	1.55%F,G
Net investment income (loss)	1.30%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.54%E
Expenses net of fee waivers, if any	.54%E
Expenses net of all reductions	.54%E
Net investment income (loss)	2.31%E
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E
Expenses net of fee waivers, if any	.44%E
Expenses net of all reductions	.44%E
Net investment income (loss)	2.41%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E,F
Expenses net of fee waivers, if any	.33%E,F
Expenses net of all reductions	.33%E,F
Net investment income (loss)	2.52%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.54%E
Expenses net of fee waivers, if any	.54%E
Expenses net of all reductions	.54%E
Net investment income (loss)	2.31%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E
Expenses net of fee waivers, if any	.44%E
Expenses net of all reductions	.44%E
Net investment income (loss)	2.41%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E,F
Expenses net of fee waivers, if any	.33%E,F
Expenses net of all reductions	.33%E,F
Net investment income (loss)	2.52%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.8
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Large Cap Growth Index Fund	9.5
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series International Value Fund	8.2
Fidelity Series International Growth Fund	8.0
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
87.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	30.5%
Bond Funds	6.9%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2055 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	7,157	$109,508
Fidelity Series Commodity Strategy Fund (a)	3,673	18,365
Fidelity Series Large Cap Growth Index Fund (a)	8,285	86,003
Fidelity Series Large Cap Stock Fund (a)	5,395	85,936
Fidelity Series Large Cap Value Index Fund (a)	12,184	160,831
Fidelity Series Small Cap Opportunities Fund (a)	2,847	41,820
Fidelity Series Value Discovery Fund (a)	3,707	50,742
TOTAL DOMESTIC EQUITY FUNDS
(Cost $567,147)		553,205

International Equity Funds - 30.5%
Fidelity Series Canada Fund (a)	699	7,554
Fidelity Series Emerging Markets Fund (a)	861	8,341
Fidelity Series Emerging Markets Opportunities Fund (a)	3,943	75,670
Fidelity Series International Growth Fund (a)	4,379	71,815
Fidelity Series International Index Fund (a)	1,864	19,107
Fidelity Series International Small Cap Fund (a)	1,055	18,879
Fidelity Series International Value Fund (a)	7,003	73,669
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $273,722)		275,035

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	93	916
Fidelity Series Emerging Markets Debt Fund (a)	583	5,553
Fidelity Series Floating Rate High Income Fund (a)	238	2,269
Fidelity Series Government Bond Index Fund (a)	126	1,250
Fidelity Series High Income Fund (a)	1,227	11,787
Fidelity Series Inflation-Protected Bond Index Fund (a)	276	2,684
Fidelity Series Investment Grade Bond Fund (a)	123	1,345
Fidelity Series Investment Grade Securitized Fund (a)	98	968
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,776	31,113
Fidelity Series Real Estate Income Fund (a)	391	4,218
TOTAL BOND FUNDS
(Cost $63,074)		62,103

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	2,346	2,346
Fidelity Series Short-Term Credit Fund (a)	238	2,342
Fidelity Series Treasury Bill Index Fund (a)	713	7,129
TOTAL SHORT-TERM FUNDS
(Cost $11,871)		11,866
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $915,814)		902,209
NET OTHER ASSETS (LIABILITIES) - 0.0%		(333)
NET ASSETS - 100%		$901,876

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$119,713	$3	$10,149	$--	$(10,202)	$109,508
Fidelity Series Canada Fund	--	7,568	--	--	--	(14)	7,554
Fidelity Series Commodity Strategy Fund	--	19,118	--	1,098	--	(753)	18,365
Fidelity Series Corporate Bond Fund	--	921	--	3	--	(5)	916
Fidelity Series Emerging Markets Debt Fund	--	5,431	--	28	--	122	5,553
Fidelity Series Emerging Markets Fund	--	8,470	--	--	--	(129)	8,341
Fidelity Series Emerging Markets Opportunities Fund	--	75,867	2	--	--	(195)	75,670
Fidelity Series Floating Rate High Income Fund	--	2,262	--	10	--	7	2,269
Fidelity Series Government Bond Index Fund	--	1,264	--	3	--	(14)	1,250
Fidelity Series Government Money Market Fund 2.12%	--	2,346	--	4	--	--	2,346
Fidelity Series High Income Fund	--	11,763	--	55	--	24	11,787
Fidelity Series Inflation-Protected Bond Index Fund	--	2,703	--	1	--	(19)	2,684
Fidelity Series International Growth Fund	--	71,991	2	--	--	(174)	71,815
Fidelity Series International Index Fund	--	18,921	--	--	--	186	19,107
Fidelity Series International Small Cap Fund	--	18,921	--	--	--	(42)	18,879
Fidelity Series International Value Fund	--	71,991	2	--	--	1,680	73,669
Fidelity Series Investment Grade Bond Fund	--	1,354	--	3	--	(9)	1,345
Fidelity Series Investment Grade Securitized Fund	--	993	17	2	--	(8)	968
Fidelity Series Large Cap Growth Index Fund	--	85,507	2	--	--	498	86,003
Fidelity Series Large Cap Stock Fund	--	85,507	2	--	--	431	85,936
Fidelity Series Large Cap Value Index Fund	--	160,471	4	--	--	364	160,831
Fidelity Series Long-Term Treasury Bond Index Fund	--	32,055	1	76	--	(941)	31,113
Fidelity Series Real Estate Income Fund	--	4,347	--	112	--	(129)	4,218
Fidelity Series Short-Term Credit Fund	--	2,347	--	5	--	(5)	2,342
Fidelity Series Small Cap Opportunities Fund	--	46,025	1	3,227	--	(4,204)	41,820
Fidelity Series Treasury Bill Index Fund	--	7,129	--	13	--	--	7,129
Fidelity Series Value Discovery Fund	--	50,817	1	--	--	(74)	50,742
Total	$--	$915,802	$37	$14,789	$--	$(13,605)	$902,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $915,765)	902,160
Total Investment in Securities (cost $915,814)		$902,209
Receivable for investments sold		17
Distributions receivable from Fidelity Central Funds		148
Total assets		902,374
Liabilities
Accrued management fee	353
Distribution and service plan fees payable	145
Total liabilities		498
Net Assets		$901,876
Net Assets consist of:
Paid in capital		$901,019
Undistributed net investment income		1,705
Accumulated undistributed net realized gain (loss) on investments		12,757
Net unrealized appreciation (depreciation) on investments		(13,605)
Net Assets		$901,876
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($100,084 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/94.25 of $10.01)		$10.62
Class M:
Net Asset Value and redemption price per share ($100,062 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C:
Net Asset Value and offering price per share ($100,019 ÷ 10,000 shares)(a)		$10.00
Fidelity Freedom Blend 2055 Fund:
Net Asset Value, offering price and redemption price per share ($101,131 ÷ 10,102 shares)		$10.01
Class K:
Net Asset Value, offering price and redemption price per share ($100,114 ÷ 10,000 shares)		$10.01
Class K6:
Net Asset Value, offering price and redemption price per share ($100,123 ÷ 10,000 shares)		$10.01
Class I:
Net Asset Value, offering price and redemption price per share ($100,106 ÷ 10,000 shares)		$10.01
Class Z:
Net Asset Value, offering price and redemption price per share ($100,114 ÷ 10,000 shares)		$10.01
Class Z6:
Net Asset Value, offering price and redemption price per share ($100,123 ÷ 10,000 shares)		$10.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,032
Income from Fidelity Central Funds		195
Total income		2,227
Expenses
Management fee	$369
Distribution and service plan fees	153
Total expenses		522
Net investment income (loss)		1,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Capital gain distributions from underlying funds:
Affiliated issuers	12,757
Total net realized gain (loss)		12,757
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,605)
Total change in net unrealized appreciation (depreciation)		(13,605)
Net gain (loss)		(848)
Net increase (decrease) in net assets resulting from operations		$857

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,705
Net realized gain (loss)	12,757
Change in net unrealized appreciation (depreciation)	(13,605)
Net increase (decrease) in net assets resulting from operations	857
Share transactions - net increase (decrease)	901,019
Total increase (decrease) in net assets	901,876
Net Assets
Beginning of period	–
End of period	$901,876
Other Information
Undistributed net investment income end of period	$1,705

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2055 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC,D	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.80%F,G
Expenses net of fee waivers, if any	.80%F,G
Expenses net of all reductions	.80%F,G
Net investment income (loss)	2.06%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC,D	.10%
Ratios to Average Net AssetsE
Expenses before reductions	1.05%F,G
Expenses net of fee waivers, if any	1.05%F,G
Expenses net of all reductions	1.05%F,G
Net investment income (loss)	1.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC,D	–%
Ratios to Average Net AssetsE
Expenses before reductions	1.55%F,G
Expenses net of fee waivers, if any	1.55%F,G
Expenses net of all reductions	1.55%F,G
Net investment income (loss)	1.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.54%E
Expenses net of fee waivers, if any	.54%E
Expenses net of all reductions	.54%E
Net investment income (loss)	2.32%E
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E
Expenses net of fee waivers, if any	.44%E
Expenses net of all reductions	.44%E
Net investment income (loss)	2.42%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E,F
Expenses net of fee waivers, if any	.33%E,F
Expenses net of all reductions	.33%E,F
Net investment income (loss)	2.52%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.54%E
Expenses net of fee waivers, if any	.54%E
Expenses net of all reductions	.54%E
Net investment income (loss)	2.31%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E
Expenses net of fee waivers, if any	.44%E
Expenses net of all reductions	.44%E
Net investment income (loss)	2.42%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E,F
Expenses net of fee waivers, if any	.33%E,F
Expenses net of all reductions	.33%E,F
Net investment income (loss)	2.52%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2018

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	17.8
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Large Cap Growth Index Fund	9.5
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series International Value Fund	8.2
Fidelity Series International Growth Fund	8.0
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Small Cap Opportunities Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
87.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	30.5%
Bond Funds	6.9%
Short-Term Funds	1.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2060 Fund

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	7,456	$114,075
Fidelity Series Commodity Strategy Fund (a)	3,823	19,116
Fidelity Series Large Cap Growth Index Fund (a)	8,629	89,571
Fidelity Series Large Cap Stock Fund (a)	5,617	89,473
Fidelity Series Large Cap Value Index Fund (a)	12,687	167,464
Fidelity Series Small Cap Opportunities Fund (a)	2,967	43,587
Fidelity Series Value Discovery Fund (a)	3,860	52,844
TOTAL DOMESTIC EQUITY FUNDS
(Cost $590,127)		576,130

International Equity Funds - 30.5%
Fidelity Series Canada Fund (a)	728	7,869
Fidelity Series Emerging Markets Fund (a)	898	8,697
Fidelity Series Emerging Markets Opportunities Fund (a)	4,111	78,881
Fidelity Series International Growth Fund (a)	4,559	74,771
Fidelity Series International Index Fund (a)	1,940	19,884
Fidelity Series International Small Cap Fund (a)	1,098	19,656
Fidelity Series International Value Fund (a)	7,283	76,612
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $285,088)		286,370

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	97	955
Fidelity Series Emerging Markets Debt Fund (a)	606	5,779
Fidelity Series Floating Rate High Income Fund (a)	248	2,362
Fidelity Series Government Bond Index Fund (a)	132	1,302
Fidelity Series High Income Fund (a)	1,277	12,274
Fidelity Series Inflation-Protected Bond Index Fund (a)	288	2,797
Fidelity Series Investment Grade Bond Fund (a)	129	1,401
Fidelity Series Investment Grade Securitized Fund (a)	102	1,008
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,938	32,446
Fidelity Series Real Estate Income Fund (a)	408	4,394
TOTAL BOND FUNDS
(Cost $65,684)		64,718

Short-Term Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (b)	49	49
Fidelity Series Government Money Market Fund 2.12% (a)(c)	2,443	2,443
Fidelity Series Short-Term Credit Fund (a)	247	2,439
Fidelity Series Treasury Bill Index Fund (a)	742	7,425
TOTAL SHORT-TERM FUNDS
(Cost $12,361)		12,356
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $953,260)		939,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(334)
NET ASSETS - 100%		$939,240

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$124,288	$3	$10,175	$--	$(10,210)	$114,075
Fidelity Series Canada Fund	--	7,883	--	--	--	(14)	7,869
Fidelity Series Commodity Strategy Fund	--	19,869	--	1,101	--	(753)	19,116
Fidelity Series Corporate Bond Fund	--	959	--	3	--	(4)	955
Fidelity Series Emerging Markets Debt Fund	--	5,655	--	28	--	124	5,779
Fidelity Series Emerging Markets Fund	--	8,824	--	--	--	(127)	8,697
Fidelity Series Emerging Markets Opportunities Fund	--	79,048	2	--	--	(165)	78,881
Fidelity Series Floating Rate High Income Fund	--	2,355	--	10	--	7	2,362
Fidelity Series Government Bond Index Fund	--	1,316	--	3	--	(14)	1,302
Fidelity Series Government Money Market Fund 2.12%	--	2,443	--	4	--	--	2,443
Fidelity Series High Income Fund	--	12,249	--	56	--	25	12,274
Fidelity Series Inflation-Protected Bond Index Fund	--	2,816	--	1	--	(19)	2,797
Fidelity Series International Growth Fund	--	74,966	2	--	--	(193)	74,771
Fidelity Series International Index Fund	--	19,703	--	--	--	181	19,884
Fidelity Series International Small Cap Fund	--	19,702	--	--	--	(46)	19,656
Fidelity Series International Value Fund	--	74,966	2	--	--	1,648	76,612
Fidelity Series Investment Grade Bond Fund	--	1,411	--	3	--	(10)	1,401
Fidelity Series Investment Grade Securitized Fund	--	1,036	20	2	--	(8)	1,008
Fidelity Series Large Cap Growth Index Fund	--	89,057	2	--	--	516	89,571
Fidelity Series Large Cap Stock Fund	--	89,057	2	--	--	418	89,473
Fidelity Series Large Cap Value Index Fund	--	167,135	4	--	--	333	167,464
Fidelity Series Long-Term Treasury Bond Index Fund	--	33,383	1	76	--	(936)	32,446
Fidelity Series Real Estate Income Fund	--	4,523	--	112	--	(129)	4,394
Fidelity Series Short-Term Credit Fund	--	2,444	--	5	--	(5)	2,439
Fidelity Series Small Cap Opportunities Fund	--	47,811	1	3,235	--	(4,223)	43,587
Fidelity Series Treasury Bill Index Fund	--	7,425	--	13	--	--	7,425
Fidelity Series Value Discovery Fund	--	52,927	1	--	--	(82)	52,844
Total	$--	$953,251	$40	$14,827	$--	$(13,686)	$939,525

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $953,211)	939,525
Total Investment in Securities (cost $953,260)		$939,574
Receivable for investments sold		18
Receivable for fund shares sold		489
Distributions receivable from Fidelity Central Funds		146
Total assets		940,227
Liabilities
Payable for investments purchased	$487
Accrued management fee	355
Distribution and service plan fees payable	145
Total liabilities		987
Net Assets		$939,240
Net Assets consist of:
Paid in capital		$938,428
Undistributed net investment income		1,710
Accumulated undistributed net realized gain (loss) on investments		12,788
Net unrealized appreciation (depreciation) on investments		(13,686)
Net Assets		$939,240
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($100,083 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/94.25 of $10.01)		$10.62
Class M:
Net Asset Value and redemption price per share ($100,062 ÷ 10,000 shares)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C:
Net Asset Value and offering price per share ($100,018 ÷ 10,000 shares)(a)		$10.00
Fidelity Freedom Blend 2060 Fund:
Net Asset Value, offering price and redemption price per share ($138,500 ÷ 13,836 shares)		$10.01
Class K:
Net Asset Value, offering price and redemption price per share ($100,114 ÷ 10,000 shares)		$10.01
Class K6:
Net Asset Value, offering price and redemption price per share ($100,122 ÷ 10,000 shares)		$10.01
Class I:
Net Asset Value, offering price and redemption price per share ($100,105 ÷ 10,000 shares)		$10.01
Class Z:
Net Asset Value, offering price and redemption price per share ($100,114 ÷ 10,000 shares)		$10.01
Class Z6:
Net Asset Value, offering price and redemption price per share ($100,122 ÷ 10,000 shares)		$10.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,039
Income from Fidelity Central Funds		195
Total income		2,234
Expenses
Management fee	$371
Distribution and service plan fees	153
Total expenses		524
Net investment income (loss)		1,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Capital gain distributions from underlying funds:
Affiliated issuers	12,788
Total net realized gain (loss)		12,788
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,686)
Total change in net unrealized appreciation (depreciation)		(13,686)
Net gain (loss)		(898)
Net increase (decrease) in net assets resulting from operations		$812

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 31, 2018 (commencement of operations) to September 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,710
Net realized gain (loss)	12,788
Change in net unrealized appreciation (depreciation)	(13,686)
Net increase (decrease) in net assets resulting from operations	812
Share transactions - net increase (decrease)	938,428
Total increase (decrease) in net assets	939,240
Net Assets
Beginning of period	–
End of period	$939,240
Other Information
Undistributed net investment income end of period	$1,710

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2060 Fund Class A

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC,D	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.80%F,G
Expenses net of fee waivers, if any	.80%F,G
Expenses net of all reductions	.80%F,G
Net investment income (loss)	2.05%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class M

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC,D	.10%
Ratios to Average Net AssetsE
Expenses before reductions	1.05%F,G
Expenses net of fee waivers, if any	1.05%F,G
Expenses net of all reductions	1.05%F,G
Net investment income (loss)	1.79%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class C

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	–
Net asset value, end of period	$10.00
Total ReturnC,D	–%
Ratios to Average Net AssetsE
Expenses before reductions	1.55%F,G
Expenses net of fee waivers, if any	1.55%F,G
Expenses net of all reductions	1.55%F,G
Net investment income (loss)	1.30%F
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateH	0%I,J

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.53%E,F
Expenses net of fee waivers, if any	.53%E,F
Expenses net of all reductions	.53%E,F
Net investment income (loss)	2.32%E
Supplemental Data
Net assets, end of period (000 omitted)	$139
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E
Expenses net of fee waivers, if any	.44%E
Expenses net of all reductions	.44%E
Net investment income (loss)	2.40%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E,F
Expenses net of fee waivers, if any	.33%E,F
Expenses net of all reductions	.33%E,F
Net investment income (loss)	2.51%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class I

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.54%E
Expenses net of fee waivers, if any	.54%E
Expenses net of all reductions	.54%E
Net investment income (loss)	2.30%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.44%E
Expenses net of fee waivers, if any	.44%E
Expenses net of all reductions	.44%E
Net investment income (loss)	2.40%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateF	0%G,H

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than 1%.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z6

Six months ended (Unaudited) September 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.01)
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnC	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.33%E,F
Expenses net of fee waivers, if any	.33%E,F
Expenses net of all reductions	.33%E,F
Net investment income (loss)	2.51%E
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateG	0%H,I

 A For the period August 31, 2018 (commencement of operations) to September 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than 1%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018

1. Organization.

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund and Fidelity Freedom Blend 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$904,764	$849	$(8,175)	$(7,326)
Fidelity Freedom Blend 2005 Fund	908,862	1,189	(9,444)	(8,255)
Fidelity Freedom Blend 2010 Fund	917,167	1,543	(10,717)	(9,174)
Fidelity Freedom Blend 2015 Fund	908,625	1,844	(11,967)	(10,123)
Fidelity Freedom Blend 2020 Fund	939,762	2,267	(13,015)	(10,748)
Fidelity Freedom Blend 2025 Fund	924,068	2,412	(14,006)	(11,594)
Fidelity Freedom Blend 2030 Fund	965,916	2,964	(15,884)	(12,920)
Fidelity Freedom Blend 2035 Fund	1,115,182	4,472	(17,540)	(13,068)
Fidelity Freedom Blend 2040 Fund	932,707	3,713	(17,315)	(13,602)
Fidelity Freedom Blend 2045 Fund	1,075,626	4,819	(18,198)	(13,379)
Fidelity Freedom Blend 2050 Fund	919,086	3,504	(17,062)	(13,558)
Fidelity Freedom Blend 2055 Fund	915,814	3,458	(17,063)	(13,605)
Fidelity Freedom Blend 2060 Fund	953,260	3,548	(17,234)	(13,686)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	911,290	6,519
Fidelity Freedom Blend 2005 Fund	914,830	5,953
Fidelity Freedom Blend 2010 Fund	922,431	5,260
Fidelity Freedom Blend 2015 Fund	913,165	4,559
Fidelity Freedom Blend 2020 Fund	943,340	3,595
Fidelity Freedom Blend 2025 Fund	927,176	3,127
Fidelity Freedom Blend 2030 Fund	968,300	2,412
Fidelity Freedom Blend 2035 Fund	1,115,153	20
Fidelity Freedom Blend 2040 Fund	932,697	39
Fidelity Freedom Blend 2045 Fund	1,075,620	43
Fidelity Freedom Blend 2050 Fund	919,076	39
Fidelity Freedom Blend 2055 Fund	915,802	37
Fidelity Freedom Blend 2060 Fund	953,251	40

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, fees and expenses of the Independent Trustees incurred by each Fund were less than fifty cents. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Freedom Blend Income Fund	.46%	.36%
Fidelity Freedom Blend 2005 Fund	.46%	.36%
Fidelity Freedom Blend 2010 Fund	.47%	.37%
Fidelity Freedom Blend 2015 Fund	.49%	.39%
Fidelity Freedom Blend 2020 Fund	.50%	.40%
Fidelity Freedom Blend 2025 Fund	.51%	.41%
Fidelity Freedom Blend 2030 Fund	.52%	.42%
Fidelity Freedom Blend 2035 Fund	.53%	.43%
Fidelity Freedom Blend 2040 Fund	.54%	.44%
Fidelity Freedom Blend 2045 Fund	.54%	.44%
Fidelity Freedom Blend 2050 Fund	.54%	.44%
Fidelity Freedom Blend 2055 Fund	.54%	.44%
Fidelity Freedom Blend 2060 Fund	.54%	.44%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6, Z6)
Fidelity Freedom Blend Income Fund	.26%
Fidelity Freedom Blend 2005 Fund	.26%
Fidelity Freedom Blend 2010 Fund	.27%
Fidelity Freedom Blend 2015 Fund	.29%
Fidelity Freedom Blend 2020 Fund	.30%
Fidelity Freedom Blend 2025 Fund	.31%
Fidelity Freedom Blend 2030 Fund	.32%
Fidelity Freedom Blend 2035 Fund	.33%
Fidelity Freedom Blend 2040 Fund	.34%
Fidelity Freedom Blend 2045 Fund	.34%
Fidelity Freedom Blend 2050 Fund	.34%
Fidelity Freedom Blend 2055 Fund	.34%
Fidelity Freedom Blend 2060 Fund	.34%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$23	$23
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$154	$154
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$22	$22
Class M	.25%	.25%	44	44
Class C	.75%	.25%	87	87
			$153	$153

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend 2045 Fund
Class A	$107
$107

6. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended September 30, 2018(a)	Six months ended September 30, 2018(a)
Fidelity Freedom Blend Income Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend Income Fund
Shares sold	10,020	$100,201
Net increase (decrease)	10,020	$100,201
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2005 Fund
Shares sold	10,302	$103,000
Net increase (decrease)	10,302	$103,000
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2010 Fund
Shares sold	11,005	$110,000
Net increase (decrease)	11,005	$110,000
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2015 Fund
Shares sold	10,012	$100,115
Net increase (decrease)	10,012	$100,115
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2020 Fund
Shares sold	13,031	$130,159
Net increase (decrease)	13,031	$130,159
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2025 Fund
Shares sold	11,353	$113,500
Net increase (decrease)	11,353	$113,500
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2030 Fund
Shares sold	15,343	$153,352
Net increase (decrease)	15,343	$153,352
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2035 Fund
Shares sold	30,154	$300,679
Net increase (decrease)	30,154	$300,679
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2040 Fund
Shares sold	11,789	$117,625
Net increase (decrease)	11,789	$117,625
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	13,013	$130,076
Net increase (decrease)	13,013	$130,076
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2045 Fund
Shares sold	23,070	$229,923
Net increase (decrease)	23,070	$229,923
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2050 Fund
Shares sold	10,434	$104,295
Net increase (decrease)	10,434	$104,295
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2055 Fund
Shares sold	10,102	$101,019
Net increase (decrease)	10,102	$101,019
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Freedom Blend 2060 Fund
Shares sold	13,846	$138,528
Shares redeemed	(10)	(100)
Net increase (decrease)	13,836	$138,428
Class K
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class K6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000

 (a) For the period August 31, 2018 (commencement of operations) to September 30, 2018.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Freedom Blend Income Fund	100%
Fidelity Freedom Blend 2005 Fund	100%
Fidelity Freedom Blend 2010 Fund	99%
Fidelity Freedom Blend 2015 Fund	100%
Fidelity Freedom Blend 2020 Fund	97%
Fidelity Freedom Blend 2025 Fund	99%
Fidelity Freedom Blend 2030 Fund	94%
Fidelity Freedom Blend 2035 Fund	86%
Fidelity Freedom Blend 2040 Fund	98%
Fidelity Freedom Blend 2045 Fund	85%
Fidelity Freedom Blend 2050 Fund	100%
Fidelity Freedom Blend 2055 Fund	100%
Fidelity Freedom Blend 2060 Fund	96%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 31, 2018 to September 30, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2018	Expenses Paid During Period
Fidelity Freedom Blend Income Fund
Class A	.72%
Actual		$1,000.00	$997.00	$.61-B
Hypothetical-C		$1,000.00	$1,021.46	$3.65-D
Class M	.97%
Actual		$1,000.00	$996.00	$.82-B
Hypothetical-C		$1,000.00	$1,020.21	$4.91-D
Class C	1.47%
Actual		$1,000.00	$996.00	$1.25-B
Hypothetical-C		$1,000.00	$1,017.70	$7.44-D
Fidelity Freedom Blend Income Fund	.46%
Actual		$1,000.00	$997.00	$.39-B
Hypothetical-C		$1,000.00	$1,022.76	$2.33-D
Class K	.36%
Actual		$1,000.00	$997.00	$.31-B
Hypothetical-C		$1,000.00	$1,023.26	$1.83-D
Class K6	.27%
Actual		$1,000.00	$997.00	$.23-B
Hypothetical-C		$1,000.00	$1,023.71	$1.37-D
Class I	.46%
Actual		$1,000.00	$997.00	$.39-B
Hypothetical-C		$1,000.00	$1,022.76	$2.33-D
Class Z	.36%
Actual		$1,000.00	$997.00	$.31-B
Hypothetical-C		$1,000.00	$1,023.26	$1.83-D
Class Z6	.27%
Actual		$1,000.00	$997.00	$.23-B
Hypothetical-C		$1,000.00	$1,023.71	$1.37-D
Fidelity Freedom Blend 2005 Fund
Class A	.72%
Actual		$1,000.00	$997.00	$.61-B
Hypothetical-C		$1,000.00	$1,021.46	$3.65-D
Class M	.97%
Actual		$1,000.00	$997.00	$.85-B
Hypothetical-C		$1,000.00	$1,020.21	$4.91-D
Class C	1.47%
Actual		$1,000.00	$996.00	$1.25-B
Hypothetical-C		$1,000.00	$1,017.70	$7.44-D
Fidelity Freedom Blend 2005 Fund	.46%
Actual		$1,000.00	$997.00	$.39-B
Hypothetical-C		$1,000.00	$1,022.76	$2.33-D
Class K	.36%
Actual		$1,000.00	$997.00	$.31-B
Hypothetical-C		$1,000.00	$1,023.26	$1.83-D
Class K6	.27%
Actual		$1,000.00	$997.00	$.23-B
Hypothetical-C		$1,000.00	$1,023.71	$1.37-D
Class I	.46%
Actual		$1,000.00	$997.00	$.39-B
Hypothetical-C		$1,000.00	$1,022.76	$2.33-D
Class Z	.36%
Actual		$1,000.00	$997.00	$.31-B
Hypothetical-C		$1,000.00	$1,023.26	$1.83-D
Class Z6	.27%
Actual		$1,000.00	$997.00	$.23-B
Hypothetical-C		$1,000.00	$1,023.71	$1.37-D
Fidelity Freedom Blend 2010 Fund
Class A	.73%
Actual		$1,000.00	$997.00	$.62-B
Hypothetical-C		$1,000.00	$1,021.41	$3.70-D
Class M	.98%
Actual		$1,000.00	$997.00	$.83-B
Hypothetical-C		$1,000.00	$1,020.16	$4.96-D
Class C	1.48%
Actual		$1,000.00	$997.00	$1.26-B
Hypothetical-C		$1,000.00	$1,017.65	$7.49-D
Fidelity Freedom Blend 2010 Fund	.47%
Actual		$1,000.00	$998.00	$.40-B
Hypothetical-C		$1,000.00	$1,022.71	$2.38-D
Class K	.37%
Actual		$1,000.00	$998.00	$.31-B
Hypothetical-C		$1,000.00	$1,023.21	$1.88-D
Class K6	.27%
Actual		$1,000.00	$998.00	$.23-B
Hypothetical-C		$1,000.00	$1,023.71	$1.37-D
Class I	.47%
Actual		$1,000.00	$998.00	$.40-B
Hypothetical-C		$1,000.00	$1,022.71	$2.38-D
Class Z	.37%
Actual		$1,000.00	$998.00	$.31-B
Hypothetical-C		$1,000.00	$1,023.21	$1.88-D
Class Z6	.27%
Actual		$1,000.00	$998.00	$.23-B
Hypothetical-C		$1,000.00	$1,023.71	$1.37-D
Fidelity Freedom Blend 2015 Fund
Class A	.74%
Actual		$1,000.00	$998.00	$.63-B
Hypothetical-C		$1,000.00	$1,021.36	$3.75-D
Class M	.99%
Actual		$1,000.00	$998.00	$.84-B
Hypothetical-C		$1,000.00	$1,020.10	$5.01-D
Class C	1.49%
Actual		$1,000.00	$997.00	$1.26-B
Hypothetical-C		$1,000.00	$1,017.60	$7.54-D
Fidelity Freedom Blend 2015 Fund	.48%
Actual		$1,000.00	$998.00	$.41-B
Hypothetical-C		$1,000.00	$1,022.66	$2.43-D
Class K	.39%
Actual		$1,000.00	$998.00	$.33-B
Hypothetical-C		$1,000.00	$1,023.11	$1.98-D
Class K6	.29%
Actual		$1,000.00	$998.00	$.25-B
Hypothetical-C		$1,000.00	$1,023.61	$1.47-D
Class I	.49%
Actual		$1,000.00	$998.00	$.42-B
Hypothetical-C		$1,000.00	$1,022.61	$2.48-D
Class Z	.39%
Actual		$1,000.00	$998.00	$.33-B
Hypothetical-C		$1,000.00	$1,023.11	$1.98-D
Class Z6	.29%
Actual		$1,000.00	$998.00	$.25-B
Hypothetical-C		$1,000.00	$1,023.61	$1.47-D
Fidelity Freedom Blend 2020 Fund
Class A	.75%
Actual		$1,000.00	$998.00	$.64-B
Hypothetical-C		$1,000.00	$1,021.31	$3.80-D
Class M	1.01%
Actual		$1,000.00	$998.00	$.86-B
Hypothetical-C		$1,000.00	$1,020.00	$5.11-D
Class C	1.50%
Actual		$1,000.00	$998.00	$1.27-B
Hypothetical-C		$1,000.00	$1,017.55	$7.59-D
Fidelity Freedom Blend 2020 Fund	.49%
Actual		$1,000.00	$998.00	$.42-B
Hypothetical-C		$1,000.00	$1,022.61	$2.48-D
Class K	.40%
Actual		$1,000.00	$999.00	$.34-B
Hypothetical-C		$1,000.00	$1,023.06	$2.03-D
Class K6	.30%
Actual		$1,000.00	$999.00	$.25-B
Hypothetical-C		$1,000.00	$1,023.56	$1.52-D
Class I	.50%
Actual		$1,000.00	$998.00	$.42-B
Hypothetical-C		$1,000.00	$1,022.56	$2.54-D
Class Z	.40%
Actual		$1,000.00	$999.00	$.34-B
Hypothetical-C		$1,000.00	$1,023.06	$2.03-D
Class Z6	.30%
Actual		$1,000.00	$999.00	$.25-B
Hypothetical-C		$1,000.00	$1,023.56	$1.52-D
Fidelity Freedom Blend 2025 Fund
Class A	.76%
Actual		$1,000.00	$998.00	$.64-B
Hypothetical-C		$1,000.00	$1,021.26	$3.85-D
Class M	1.02%
Actual		$1,000.00	$998.00	$.87-B
Hypothetical-C		$1,000.00	$1,019.95	$5.17-D
Class C	3.00%
Actual		$1,000.00	$998.00	$1.15-B
Hypothetical-C		$1,000.00	$1,010.03	$15.12-D
Fidelity Freedom Blend 2025 Fund	.50%
Actual		$1,000.00	$999.00	$.42-B
Hypothetical-C		$1,000.00	$1,022.56	$2.54-D
Class K	.40%
Actual		$1,000.00	$999.00	$.34-B
Hypothetical-C		$1,000.00	$1,023.06	$2.03-D
Class K6	.31%
Actual		$1,000.00	$999.00	$.26-B
Hypothetical-C		$1,000.00	$1,023.51	$1.57-D
Class I	.51%
Actual		$1,000.00	$999.00	$.43-B
Hypothetical-C		$1,000.00	$1,022.51	$2.59-D
Class Z	.40%
Actual		$1,000.00	$999.00	$.34-B
Hypothetical-C		$1,000.00	$1,023.06	$2.03-D
Class Z6	.31%
Actual		$1,000.00	$999.00	$.26-B
Hypothetical-C		$1,000.00	$1,023.51	$1.57-D
Fidelity Freedom Blend 2030 Fund
Class A	.77%
Actual		$1,000.00	$999.00	$.65-B
Hypothetical-C		$1,000.00	$1,021.21	$3.90-D
Class M	1.03%
Actual		$1,000.00	$999.00	$.87-B
Hypothetical-C		$1,000.00	$1,019.90	$5.22-D
Class C	1.53%
Actual		$1,000.00	$998.00	$1.30-B
Hypothetical-C		$1,000.00	$1,017.40	$7.74-D
Fidelity Freedom Blend 2030 Fund	.51%
Actual		$1,000.00	$999.00	$.43-B
Hypothetical-C		$1,000.00	$1,022.51	$2.59-D
Class K	.42%
Actual		$1,000.00	$999.00	$.36-B
Hypothetical-C		$1,000.00	$1,022.96	$2.13-D
Class K6	.32%
Actual		$1,000.00	$1,000.00	$.27-B
Hypothetical-C		$1,000.00	$1,023.46	$1.62-D
Class I	.52%
Actual		$1,000.00	$999.00	$.44-B
Hypothetical-C		$1,000.00	$1,022.46	$2.64-D
Class Z	.42%
Actual		$1,000.00	$999.00	$.36-B
Hypothetical-C		$1,000.00	$1,022.96	$2.13-D
Class Z6	.32%
Actual		$1,000.00	$1,000.00	$.27-B
Hypothetical-C		$1,000.00	$1,023.46	$1.62-D
Fidelity Freedom Blend 2035 Fund
Class A	.77%
Actual		$1,000.00	$1,000.00	$.65-B
Hypothetical-C		$1,000.00	$1,021.21	$3.90-D
Class M	1.03%
Actual		$1,000.00	$1,000.00	$.87-B
Hypothetical-C		$1,000.00	$1,019.90	$5.22-D
Class C	1.53%
Actual		$1,000.00	$999.00	$1.30-B
Hypothetical-C		$1,000.00	$1,017.40	$7.74-D
Fidelity Freedom Blend 2035 Fund	.53%
Actual		$1,000.00	$1,000.00	$.45-B
Hypothetical-C		$1,000.00	$1,022.41	$2.69-D
Class K	.43%
Actual		$1,000.00	$1,000.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.91	$2.18-D
Class K6	.33%
Actual		$1,000.00	$1,000.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Class I	.53%
Actual		$1,000.00	$1,000.00	$.45-B
Hypothetical-C		$1,000.00	$1,022.41	$2.69-D
Class Z	.43%
Actual		$1,000.00	$1,000.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.91	$2.18-D
Class Z6	.33%
Actual		$1,000.00	$1,000.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Fidelity Freedom Blend 2040 Fund
Class A	.79%
Actual		$1,000.00	$1,001.00	$.67-B
Hypothetical-C		$1,000.00	$1,021.11	$4.00-D
Class M	1.04%
Actual		$1,000.00	$1,001.00	$.88-B
Hypothetical-C		$1,000.00	$1,019.85	$5.27-D
Class C	1.54%
Actual		$1,000.00	$1,000.00	$1.31-B
Hypothetical-C		$1,000.00	$1,017.35	$7.79-D
Fidelity Freedom Blend 2040 Fund	.54%
Actual		$1,000.00	$1,001.00	$.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.74-D
Class K	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class K6	.35%
Actual		$1,000.00	$1,001.00	$.30-B
Hypothetical-C		$1,000.00	$1,023.31	$1.78-D
Class I	.54%
Actual		$1,000.00	$1,001.00	$.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.74-D
Class Z	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class Z6	.35%
Actual		$1,000.00	$1,001.00	$.30-B
Hypothetical-C		$1,000.00	$1,023.31	$1.78-D
Fidelity Freedom Blend 2045 Fund
Class A	.78%
Actual		$1,000.00	$1,001.00	$.66-B
Hypothetical-C		$1,000.00	$1,021.16	$3.95-D
Class M	1.05%
Actual		$1,000.00	$1,001.00	$.89-B
Hypothetical-C		$1,000.00	$1,019.80	$5.32-D
Class C	1.55%
Actual		$1,000.00	$1,000.00	$1.32-B
Hypothetical-C		$1,000.00	$1,017.30	$7.84-D
Fidelity Freedom Blend 2045 Fund	.55%
Actual		$1,000.00	$1,001.00	$.47-B
Hypothetical-C		$1,000.00	$1,022.31	$2.79-D
Class K	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class K6	.33%
Actual		$1,000.00	$1,001.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Class I	.54%
Actual		$1,000.00	$1,001.00	$.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.74-D
Class Z	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class Z6	.33%
Actual		$1,000.00	$1,001.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Fidelity Freedom Blend 2050 Fund
Class A	.80%
Actual		$1,000.00	$1,001.00	$.68-B
Hypothetical-C		$1,000.00	$1,021.06	$4.05-D
Class M	1.05%
Actual		$1,000.00	$1,001.00	$.89-B
Hypothetical-C		$1,000.00	$1,019.80	$5.32-D
Class C	1.55%
Actual		$1,000.00	$1,000.00	$1.32-B
Hypothetical-C		$1,000.00	$1,017.30	$7.84-D
Fidelity Freedom Blend 2050 Fund	.54%
Actual		$1,000.00	$1,001.00	$.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.74-D
Class K	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class K6	.33%
Actual		$1,000.00	$1,001.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Class I	.54%
Actual		$1,000.00	$1,001.00	$.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.74-D
Class Z	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class Z6	.33%
Actual		$1,000.00	$1,001.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Fidelity Freedom Blend 2055 Fund
Class A	.80%
Actual		$1,000.00	$1,001.00	$.68-B
Hypothetical-C		$1,000.00	$1,021.06	$4.05-D
Class M	1.05%
Actual		$1,000.00	$1,001.00	$.89-B
Hypothetical-C		$1,000.00	$1,019.80	$5.32-D
Class C	1.55%
Actual		$1,000.00	$1,000.00	$1.32-B
Hypothetical-C		$1,000.00	$1,017.30	$7.84-D
Fidelity Freedom Blend 2055 Fund	.54%
Actual		$1,000.00	$1,001.00	$.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.74-D
Class K	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class K6	.33%
Actual		$1,000.00	$1,001.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Class I	.54%
Actual		$1,000.00	$1,001.00	$.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.74-D
Class Z	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class Z6	.33%
Actual		$1,000.00	$1,001.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Fidelity Freedom Blend 2060 Fund
Class A	.80%
Actual		$1,000.00	$1,001.00	$.68-B
Hypothetical-C		$1,000.00	$1,021.06	$4.05-D
Class M	1.05%
Actual		$1,000.00	$1,001.00	$.89-B
Hypothetical-C		$1,000.00	$1,019.80	$5.32-D
Class C	1.55%
Actual		$1,000.00	$1,000.00	$1.32-B
Hypothetical-C		$1,000.00	$1,017.30	$7.84-D
Fidelity Freedom Blend 2060 Fund	.53%
Actual		$1,000.00	$1,001.00	$.45-B
Hypothetical-C		$1,000.00	$1,022.41	$2.69-D
Class K	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class K6	.33%
Actual		$1,000.00	$1,001.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D
Class I	.54%
Actual		$1,000.00	$1,001.00	$.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.74-D
Class Z	.44%
Actual		$1,000.00	$1,001.00	$.37-B
Hypothetical-C		$1,000.00	$1,022.86	$2.23-D
Class Z6	.33%
Actual		$1,000.00	$1,001.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period August 31, 2018 to September 30, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Blend Funds

On July 19, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered FMRC's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contract should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's proposed class-level management fee rate, which will cover most expenses of the top-level fund and underlying funds. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that each fund's proposed management fee rate ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of each class of each fund is at or below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, except for Class M of each fund and Class C of Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, and Fidelity Freedom Blend 2060 Fund. The Board noted that the total expense ratio for these classes is above median, but below median when compared to funds and classes with similar 12b-1 fees.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of each fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

FBF-SANN-1118
1.9890345.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018